UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

10 Almaden Blvd., 15th Floor, San Jose, CA 95113

(Address of principal executive offices) (zip code)

Salvatore Papa, Esq.

Chief Compliance Officer

SA Funds – Investment Trust

10 Almaden Blvd., 15th Floor,

San Jose, CA 95113

(Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq. Vice President and Managing Counsel State Street Bank and Trust Company One Lincoln Street, 8th Floor Boston, Massachusetts 02111	Mark D. Perlow, Esq. Counsel to the Trust Dechert LLP One Bush Street, Suite 1600 San Francisco, California 94104-4446

Registrant’s telephone number, including area code: (844) 366-0905

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT December 31, 2020

Any information in this shareholder report regarding market or economic trends or the factors influencing the performance of SA Funds – Investment Trust (the “Trust”) are statements of the opinion of Trust management as of the date of this report. Any such opinion is subject to change at any time based upon market or other conditions and we disclaim responsibility to update such opinions. These statements should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that stated investment objectives will be achieved.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited)

	FACE AMOUNT	VALUE†

YANKEE CORPORATE BONDS AND NOTES — 3.3%
Consumer, Non-cyclical — 1.2%
Campbell Soup Co., (3-mo. USD LIBOR + 0.630%), 0.847%, 3/15/21 ‡	$3,000,000	$3,002,750
Mylan NV, 3.150%, 6/15/21	3,000,000	3,029,109
		6,031,859
Financial — 2.1%
Royal Bank of Canada GMTN, (3-mo. USD LIBOR + 0.390%), 0.604%, 4/30/21 ‡	8,000,000	8,009,775
Toronto-Dominion Bank (The) MTN, 2.125%, 4/07/21	3,000,000	3,014,875
		11,024,650
TOTAL YANKEE CORPORATE BONDS AND NOTES (Identified Cost $17,007,687)		17,056,509

CORPORATE BONDS AND NOTES — 20.9%

Basic Materials — 0.7%
Eastman Chemical Co., 3.500%, 12/01/21	2,000,000	2,054,874
Westlake Chemical Corp., 3.600%, 7/15/22	1,500,000	1,554,393
		3,609,267
Communications — 1.1%
Alphabet, Inc., 3.625%, 5/19/21	863,000	874,204
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	4,000,000	4,683,700
		5,557,904
Consumer, Cyclical — 2.8%
BMW US Capital LLC, 3.100%, 4/12/21 ±	500,000	503,594
Daimler Finance North America LLC, 3.000%, 2/22/21 ±	1,500,000	1,504,998
VF Corp., 2.050%, 4/23/22	3,000,000	3,065,032
Walgreen Co., 3.100%, 9/15/22	2,000,000	2,088,417
Walmart, Inc., (3-mo. USD LIBOR + 0.230%), 0.475%, 6/23/21 ‡	7,512,000	7,518,920
		14,680,961
Consumer, Non-cyclical — 1.2%
Anthem, Inc., 3.300%, 1/15/23	4,000,000	4,233,896
Mylan, Inc., 3.125%, 1/15/23 ±	1,100,000	1,155,416
Total System Services, Inc., 3.800%, 4/01/21	1,000,000	1,005,520
		6,394,832
Energy — 2.9%
Chevron Corp., (3-mo. USD LIBOR + 0.480%), 0.712%, 3/03/22 ‡	1,640,000	1,648,211
Chevron Corp., (3-mo. USD LIBOR + 0.530%), 0.751%, 11/15/21 ‡	7,645,000	7,678,793
ConocoPhillips Co., 2.400%, 12/15/22	2,719,000	2,813,849
EOG Resources, Inc., 2.625%, 3/15/23	2,000,000	2,088,325
Kinder Morgan Energy Partners LP, 3.950%, 9/01/22	449,000	471,392
Williams Cos., Inc. (The), 3.350%, 8/15/22	495,000	515,092
		15,215,662
Financial — 5.1%
American Express Co., 2.650%, 12/02/22	1,000,000	1,044,133
Aon Corp., 2.200%, 11/15/22	4,500,000	4,654,058
Bank of America Corp. GMTN, 3.300%, 1/11/23	00,000	530,261
Bank of Montreal, (3-mo. USD LIBOR + 0.460%), 0.684%, 4/13/21 ‡	1,162,000	1,163,437
Berkshire Hathaway Finance Corp., 4.250%, 1/15/21	4,054,000	4,058,580
Capital One Financial Corp., 3.200%, 1/30/23	3,000,000	3,162,642
Capital One Financial Corp., 4.750%, 7/15/21	934,000	955,893
Citigroup, Inc., 2.700%, 3/30/21	1,285,000	1,292,453
Discover Financial Services, 3.850%, 11/21/22	1,079,000	1,148,276
Goldman Sachs Group, Inc. (The), 3.200%, 2/23/23	4,000,000	4,227,742
Goldman Sachs Group, Inc. (The), 2.625%, 4/25/21	1,000,000	1,005,222
NatWest Markets PLC, 6.125%, 1/11/21	600,000	600,570
Santander UK Group Holdings PLC, 2.875%, 8/05/21	750,000	760,792
Toronto-Dominion Bank (The) MTN, 3.250%, 6/11/21	502,000	508,655
Ventas Realty LP, 3.100%, 1/15/23	400,000	420,030
Wells Fargo & Co. MTN, 3.500%, 3/08/22	1,000,000	1,036,940
		26,569,684
Government — 1.9%
Asian Development Bank, (3-mo. USD LIBOR + 0.010%), 0.227%, 12/15/21 ‡	10,000,000	10,000,243

The accompanying notes are an integral part of these financial statements.

1

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
CORPORATE BONDS AND NOTES (Continued)
Industrial — 1.2%
CNH Industrial Capital LLC, 3.875%, 10/15/21	$500,000	$511,938
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.250%, 1/17/23 ±	2,500,000	2,686,761
Ryder System, Inc. MTN, 2.500%, 9/01/22	2,600,000	2,684,582
Ryder System, Inc. MTN, 2.875%, 6/01/22	515,000	532,171
		6,415,452
Technology — 3.8%
Apple, Inc., (3-mo. USD LIBOR + 0.500%), 0.713%, 2/09/22 ‡	3,645,000	3,664,865
Apple, Inc., (3-mo. USD LIBOR + 1.130%), 1.343%, 2/23/21 ‡	2,340,000	2,343,750
IBM Credit LLC, (3-mo. USD LIBOR + 0.260%), 0.478%, 1/20/21 ‡	4,000,000	4,000,543
Micron Technology, Inc., 2.497%, 4/24/23	2,600,000	2,711,521
Oracle Corp., 2.500%, 10/15/22	3,000,000	3,119,394
VMware, Inc., 2.950%, 8/21/22	3,983,000	4,133,032
		19,973,105
Utility — 0.2%
Edison International, 2.950%, 3/15/23	681,000	708,021

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $107,702,939)		109,125,131

US GOVERNMENT & AGENCY OBLIGATIONS — 31.2%
Agency Securities — 6.4%
Federal Farm Credit Banks, (1-mo. USD LIBOR + 0.045%), 0.198%, 4/16/21 ‡	28,350,000	28,355,283
Federal National Mortgage Association, 1.375%, 2/26/21	5,000,000	5,009,290
		33,364,573
U.S. Treasury Securities — 24.8%
Treasury Floating Rate Note, (3-mo. Treasury money market yield + 0.055%), 0.150%, 7/31/22 ‡	30,000,000	30,003,581
Treasury Floating Rate Note, (3-mo. Treasury money market yield + 0.114%), 0.209%, 4/30/22 ‡	51,750,000	51,797,821
Treasury Floating Rate Note, (3-mo. Treasury money market yield + 0.139%), 0.234%, 4/30/21 ‡	48,250,000	48,271,431
		130,072,833
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Identified Cost $163,386,678)		163,437,406

SHORT-TERM INVESTMENTS — 44.4%

Agency Securities — 5.4%
Federal Home Loan Bank Discount Notes, 0.000%, 1/27/21 #	7,000,000	6,999,732
Federal Home Loan Bank Discount Notes, 0.000%, 2/01/21 #	10,000,000	9,999,456
Federal Home Loan Bank Discount Notes, 0.000%, 2/11/21 #	2,000,000	1,999,852
Federal Home Loan Bank Discount Notes, 0.000%, 2/19/21 #	9,000,000	8,999,195
		27,998,235
Commercial Paper — 23.0%
Apple, Inc., 0.000%, 1/11/21 #	5,000,000	4,999,847
Apple, Inc., 0.000%, 1/12/21 #	1,500,000	1,499,950
Apple, Inc., 0.000%, 1/19/21 #	2,750,000	2,749,849
BNG Bank NV, 0.000%, 3/08/21#	3,750,000	3,748,800
Caisse Des Depots Et Consignations, 0.000%, 2/02/21 #	5,500,000	5,499,071
Chevron Corp., 0.000%, 1/11/21 #	1,000,000	999,969
Chevron Corp., 0.000%, 3/11/21#	5,000,000	4,998,707
Equipment Intermediation, 0.000%, 2/17/21 #	2,000,000	1,999,530
Erste Abwicklungsanstalt, 0.000%, 2/03/21 #	8,000,000	7,998,533
Exxon Mobil Corp., 0.000%, 4/21/21 #	9,250,000	9,245,608
Exxon Mobil Corp., 0.000%, 2/01/21 #	6,500,000	6,497,817
FMS Wertmanagement, 0.000%, 1/14/21 #	10,000,000	9,999,134
FMS Wertmanagement, 0.000%, 1/13/21 #	3,500,000	3,499,732
FMS Wertmanagement, 0.000%, 1/11/21 #	2,500,000	2,499,833

The accompanying notes are an integral part of these financial statements.

2

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
SHORT-TERM INVESTMENTS (Continued)
Commercial Paper (Continued)
Merck & Co., Inc., 0.000%, 2/11/21 #	$5,000,000	$4,999,374
National Securities Clearing Corp., 0.000%, 1/26/21 #	5,500,000	5,499,427
National Securities Clearing Corp., 0.000%, 2/16/21 #	4,000,000	3,999,387
National Securities Clearing Corp., 0.000%, 1/25/21 #	5,000,000	4,999,500
PSP Capital Inc., 0.000%, 4/21/21 #	3,000,000	2,998,455
PSP Capital Inc., 0.000%, 4/21/21 #	8,750,000	8,745,494
Svenska Handelsbanken AB, 0.000%, 4/08/21 #	6,000,000	5,997,338
Total Capital Canada Ltd., 0.000%, 1/21/21 #	4,000,000	3,999,689
Total Capital Canada Ltd., 0.000%, 5/05/21 #	5,000,000	4,996,302
Total Capital Canada Ltd., 0.000%, 5/06/21 #	6,000,000	5,995,506
Walt Disney Co. (The), 0.000%, 2/22/21 #	2,000,000	1,998,613
		120,465,465
Government — 2.9%
U.S. Cash Management Bill, 0.026%, 1/05/21	15,000,000	15,000,002

U.S. Treasury Securities — 12.7%
U.S. Treasury Bill, 0.000%, 1/26/21 #	17,500,000	17,499,599
U.S. Treasury Bill, 0.000%, 2/04/21 #	3,000,000	2,999,884
U.S. Treasury Bill, 0.000%, 2/09/21 #	15,000,000	14,999,475
U.S. Treasury Bill, 0.000%, 2/16/21 #	4,750,000	4,749,660
U.S. Treasury Bill, 0.000%, 2/11/21 #	10,000,000	9,999,472
U.S. Treasury Bill, 0.000%, 1/12/21 #	16,000,000	15,999,893
		66,247,983
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund 0.030%	2,167,511	2,167,511
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $231,872,663)		231,879,196
Total Investments — 99.8%
(Identified Cost $519,969,967)		521,498,242
Cash and Other Assets, Less Liabilities — 0.2%		1,299,563
Net Assets — 100.0%		$522,797,805

†	See Note 1
‡	Floating rate or variable rate note. Rate shown is as of December 31, 2020.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2020 amounted to $5,850,769 or 1.12% of the net assets of the Fund.
#	Zero coupon bond

Key to abbreviations:

GMTN — Global Medium Term Note

MTN — Medium Term Note

USD — U.S. Dollar

LIBOR — London Interbank Offered Rate

Portfolio Sectors as of December 31, 2020
(As a percentage of total investments (excluding short-term
money market investment)) (Unaudited)

The accompanying notes are an integral part of these financial statements.

3

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited)

	FACE AMOUNT		VALUE†
BONDS AND NOTES — 99.6%
Australia — 5.9%
ASB Finance Ltd., 0.500%, 6/10/22	EUR	800,000	$988,895
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.770%), 0.790%, 8/29/24 ‡	AUD	500,000	392,761
Australia & New Zealand Banking Group Ltd., 0.830%, 7/16/21	AUD	1,000,000	773,744
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.760%), 0.840%, 1/16/25 ‡	AUD	4,000,000	3,144,442
Australia & New Zealand Banking Group Ltd., 0.901%, 2/08/22	AUD	500,000	388,713
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 1.000%), 1.019%, 3/07/22 ‡	AUD	1,000,000	778,940
Australia & New Zealand Banking Group Ltd., 1.121%, 2/08/24	AUD	2,000,000	1,583,687
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 1.130), 1.150%, 8/16/21 ‡	AUD	500,000	387,968
Commonwealth Bank of Australia, 0.500%, 7/11/22	EUR	500,000	619,033
Commonwealth Bank of Australia, 0.860%, 4/25/23	AUD	500,000	390,885
Commonwealth Bank of Australia, (3-mo. Swap + 0.880%), 0.940%, 7/25/22 ‡	AUD	1,000,000	780,069
Commonwealth Bank of Australia, 2.750%, 8/16/21	AUD	2,500,000	1,958,459
Commonwealth Bank of Australia, 2.900%, 7/12/21	AUD	1,790,000	1,400,058
National Australia Bank Ltd., (3-mo. Swap + 0.800%), 0.822%, 2/10/23 ‡	AUD	2,000,000	1,562,881
National Australia Bank Ltd., (3-mo. Swap + 0.770%), 0.830%, 1/21/25 ‡	AUD	3,100,000	2,438,031
National Australia Bank Ltd., (3-mo. Swap + 0.900%), 0.920%, 7/05/22 ‡	AUD	1,000,000	779,839
National Australia Bank Ltd., 0.920%, 5/16/23	AUD	1,000,000	784,387
National Australia Bank Ltd., (3-mo. Swap + 0.920%), 0.934%, 6/19/24 ‡	AUD	2,000,000	1,577,918
National Australia Bank Ltd., 0.950%, 9/26/23	AUD	2,500,000	1,967,142
National Australia Bank Ltd., 3.000%, 5/12/21	AUD	1,643,000	1,279,423
National Australia Bank Ltd. GMTN, 0.350%, 9/07/22	EUR	3,150,000	3,895,065
National Australia Bank Ltd. GMTN, 0.875%, 1/20/22	EUR	2,620,000	3,244,490
Westpac Banking Corp., 0.250%, 1/17/22	EUR	1,575,000	1,938,131
Westpac Banking Corp., 0.640%, 5/16/22	AUD	500,000	388,038
Westpac Banking Corp., 0.900%, 8/16/24	AUD	2,500,000	1,971,039
Westpac Banking Corp., 0.970%, 11/16/23	AUD	1,000,000	787,706
Westpac Banking Corp., (3-mo. Swap + 1.110%), 1.131%, 2/07/22 ‡	AUD	1,000,000	779,458
Westpac Banking Corp., 1.200%, 4/24/24	AUD	4,500,000	3,571,994
			40,553,196
Austria — 0.6%
Oesterreichische Kontrollbank AG, 0.223%, 11/22/21	USD	4,000,000	4,019,552
Belgium — 3.9%
Dexia Credit Local SA, 0.250%, 6/02/22	EUR	5,850,000	7,227,746
Dexia Credit Local SA, 0.625%, 1/21/22	EUR	300,000	371,096
Dexia Credit Local SA, 0.750%, 1/25/23	EUR	1,200,000	1,503,984
Dexia Credit Local SA, 0.875%, 9/07/21	GBP	3,000,000	4,126,600
Dexia Credit Local SA, 1.125%, 6/15/22	GBP	4,900,000	6,805,710
Dexia Credit Local SA, 2.000%, 1/22/21	EUR	200,000	244,651
Kingdom of Belgium Treasury Bill, (0.000%), 3/11/21 #	EUR	5,000,000	6,115,851
			26,395,638
Canada — 20.1%
Bank of Montreal, (3-mo. EURIBOR + 0.500%), 0.000%, 9/28/21 ‡	EUR	6,277,000	7,697,721
Bank of Montreal, 0.250%, 11/17/21	EUR	300,000	368,866
Bank of Montreal, 1.610%, 10/28/21	CAD	10,000,000	7,943,672
Bank of Montreal MTN, 1.009%, 9/07/23	AUD	3,000,000	2,352,809
Bank of Montreal MTN, 1.010%, 10/06/22	AUD	1,000,000	780,525
Bank of Nova Scotia (The), 0.375%, 4/06/22	EUR	2,500,000	3,081,805
Bank of Nova Scotia (The), 1.750%, 12/23/22	GBP	1,000,000	1,409,204
Bank of Nova Scotia/The, 1.900%, 12/02/21	CAD	14,500,000	11,563,662
Canada Housing Trust No 1, (CDOR - 0.060%), 0.429%, 9/15/23 ±‡	CAD	16,000,000	12,620,379

The accompanying notes are an integral part of these financial statements.

4

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

	FACE AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Canada (Continued)
Canadian Imperial Bank of Commerce, 0.750%, 3/22/23	EUR	2,300,000	$2,874,297
Canadian Imperial Bank of Commerce, 2.040%, 3/21/22	CAD	2,500,000	2,004,144
Canadian Imperial Bank of Commerce, 2.900%, 9/14/21	CAD	9,000,000	7,199,010
Export Development Canada, 0.128%, 11/15/21	GBP	3,000,000	4,102,461
Export Development Canada, 0.359%, 5/29/24	GBP	1,500,000	2,056,174
Export Development Canada, (SONIA + 0.330%), 0.382%, 1/17/25 ‡	GBP	1,000,000	1,370,629
Export Development Canada, 2.400%, 6/07/21	AUD	2,000,000	1,556,816
Hydro-Quebec, (CDOR + 0.200%), 0.700%, 4/14/23 ‡	CAD	3,000,000	2,370,657
Province of Manitoba Canada, 1.500%, 12/15/22	GBP	825,000	1,157,459
Province of Ontario Canada, (CDOR + 0.050%), 0.540%, 8/21/23 ‡	CAD	8,000,000	6,324,519
Province of Ontario Canada, (CDOR + 0.150%), 0.630%, 6/27/22 ‡	CAD	12,000,000	9,489,983
Province of Quebec Canada, (CDOR + 0.405%), 0.905%, 10/13/24 ‡	CAD	15,000,000	12,031,346
Royal Bank of Canada, 1.583%, 9/13/21	CAD	24,000,000	19,028,046
Royal Bank of Canada, 2.030%, 3/15/21	CAD	2,000,000	1,577,123
Toronto-Dominion Bank (The), 0.625%, 3/08/21	EUR	2,330,000	2,852,081
Toronto-Dominion Bank (The), (3-mo. Swap + 1.000%), 1.080%, 7/10/24 ‡	AUD	1,000,000	782,749
Toronto-Dominion Bank (The), 3.005%, 5/30/23	CAD	15,000,000	12,498,586
			137,094,723
Denmark — 1.2%
Kommunekredit, 0.125%, 8/28/23	EUR	5,000,000	6,216,971
Kommunekredit, 0.250%, 3/29/23	EUR	1,000,000	1,243,942
Kommunekredit, 0.250%, 5/15/23	EUR	350,000	435,771
			7,896,684
Finland — 1.2%
Finland T-Bill, (0.000%), 2/09/21 #	EUR	4,000,000	4,889,124
OP Corporate Bank plc, 0.750%, 3/03/22	EUR	900,000	1,113,937
OP Corporate Bank plc, 2.500%, 5/20/22	GBP	1,642,000	2,320,052
			8,323,113
France — 12.4%
Agence Francaise de Developpement, 0.500%, 10/25/22	EUR	300,000	373,096
Agence Francaise de Developpement, 3.125%, 1/04/24	EUR	10,000,000	13,548,222
Agence Francaise de Developpement EPIC, 0.125%, 3/31/21	EUR	2,000,000	2,447,351
Agence Francaise de Developpement EPIC, (3-mo. USD LIBOR + 0.120%), 0.345%, 6/07/21 ‡	USD	4,000,000	4,002,136
Bpifrance Financement SA, 0.100%, 2/19/21	EUR	1,600,000	1,956,249
Caisse Centrale du Credit Immobilier de France SA, 0.125%, 3/01/21	EUR	5,000,000	6,114,970
Caisse d’Amortissement de la Dette Sociale, 0.125%, 11/25/22	EUR	2,800,000	3,464,963
Caisse d’Amortissement de la Dette Sociale, 0.125%, 10/25/23	EUR	1,500,000	1,868,377
Caisse d’Amortissement de la Dette Sociale, 0.500%, 5/25/23	EUR	4,400,000	5,510,292
Caisse d’Amortissement de la Dette Sociale, 3.375%, 4/25/21	EUR	500,000	618,272
Caisse des Depots et Consignations, 0.875%, 12/15/21	GBP	1,000,000	1,378,746
Caisse des Depots et Consignations, 1.000%, 1/25/21	GBP	600,000	820,991
Sanofi, 0.500%, 3/21/23	EUR	14,200,000	17,650,924
Sanofi, 1.125%, 3/10/22	EUR	500,000	619,494
SNCF Reseau, 0.100%, 5/27/21	EUR	2,400,000	2,938,827
SNCF Reseau, 5.500%, 12/01/21	GBP	4,628,000	6,647,550
Total Capital Canada Ltd., 1.125%, 3/18/22	EUR	2,000,000	2,488,765
Total Capital International SA, 0.250%, 7/12/23	EUR	2,700,000	3,348,753
Total Capital International SA, 2.125%, 3/15/23	EUR	2,000,000	2,575,202
UNEDIC ASSEO, 0.125%, 5/25/22	EUR	2,000,000	2,464,932
UNEDIC ASSEO, 0.300%, 11/04/21	EUR	500,000	614,968

The accompanying notes are an integral part of these financial statements.

5

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

	FACE AMOUNT		VALUE†
BONDS AND NOTES (Continued)
France (Continued)
UNEDIC ASSEO, 0.875%, 10/25/22 @	EUR	2,500,000	$3,131,309
			84,584,389
Germany — 9.7%
Allianz Finance II BV, 3.500%, 2/14/22	EUR	600,000	765,292
Deutsche Bahn Finance GMBH, 2.750%, 6/20/22	GBP	1,780,000	2,532,474
Deutsche Bahn Finance GMBH, 4.375%, 9/23/21	EUR	500,000	631,993
Erste Abwicklungsanstalt, 0.000%, 2/25/21 #	EUR	1,500,000	1,833,991
FMS Wertmanagement, 3.000%, 9/08/21	EUR	200,000	250,250
Kreditanstalt fuer Wiederaufbau, 1.375%, 2/01/21	GBP	100,000	136,906
Kreditanstalt fuer Wiederaufbau, 2.000%, 2/07/22	CAD	15,000,000	12,019,326
Kreditanstalt fuer Wiederaufbau, 6.250%, 5/19/21	AUD	2,000,000	1,577,185
Land Baden-Wuerttemberg, 0.267%, 2/19/24	EUR	250,000	312,604
Land Baden-Wuerttemberg, 0.348%, 7/19/21	EUR	1,520,000	1,864,590
Landeskreditbank Baden- Wuerttemberg Foerderbank, (3-mo. USD LIBOR + 0.120%), 0.371%, 9/27/21 ‡	USD	6,000,000	6,004,848
Landeskreditbank Baden- Wuerttemberg Foerderbank, (SOFR + 0.350%), 0.438%, 3/15/22 ‡	USD	3,000,000	3,004,485
Landeskreditbank Baden- Wuerttemberg Foerderbank, 1.125%, 5/17/21	GBP	543,000	745,820
Landwirtschaftliche Rentenbank, (3-mo. EURIBOR + 0.050%), 0.000%, 1/15/21 ‡#	EUR	4,000,000	4,887,959
Landwirtschaftliche Rentenbank, 1.125%, 5/12/21 @	GBP	1,000,000	1,373,312
Landwirtschaftliche Rentenbank MTN, 4.250%, 1/09/25	AUD	3,780,000	3,357,876
NRW Bank, 0.125%, 3/10/23	EUR	4,900,000	6,074,635
NRW Bank, 0.250%, 2/02/24	EUR	2,000,000	2,503,024
State of North Rhine-Westphalia Germany, 0.000%, 2/16/21 #	EUR	6,500,000	7,945,927
State of North Rhine-Westphalia Germany, (3-mo. GBP LIBOR + 0.060%), 0.109%, 10/29/21 ‡	GBP	6,000,000	8,202,282
State of Saxony-Anhalt, 3.750%, 4/06/21	EUR	250,000	308,772
			66,333,551
Japan — 3.1%
Toyota Credit Canada, Inc. MTN, 2.200%, 2/25/21	CAD	2,452,000	1,932,262
Toyota Finance Australia Ltd., 0.000%, 4/09/21 #	EUR	3,000,000	3,668,978
Toyota Finance Australia Ltd., 0.500%, 4/06/23	EUR	4,900,000	6,089,537
Toyota Motor Credit Corp., 0.000%, 7/21/21 #	EUR	400,000	489,847
Toyota Motor Credit Corp., 0.750%, 7/21/22	EUR	2,500,000	3,104,179
Toyota Motor Finance Netherlands BV, 0.250%, 1/10/22	EUR	912,000	1,120,811
Toyota Motor Finance Netherlands BV, 0.625%, 9/26/23	EUR	4,000,000	5,008,409
			21,414,023
Luxembourg — 0.1%
European Financial Stability Facility, 0.100%, 1/19/21	EUR	500,000	611,028
Netherlands — 4.6%
Bank Nederlandse Gemeenten NV, 0.250%, 2/22/23	EUR	1,000,000	1,242,954
Bank Nederlandse Gemeenten NV, 1.000%, 3/15/22	GBP	500,000	692,039
BNG Bank NV, 0.250%, 1/10/24 @	EUR	3,000,000	3,754,998
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 4.750%, 6/06/22	EUR	5,370,000	7,041,122
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA GMTN, 4.000%, 1/11/22	EUR	5,364,000	6,852,479
Nederlandse Waterschapsbank NV, (3-mo. USD LIBOR + 0.070%), 0.287%, 12/15/21 ±‡	USD	5,000,000	5,002,843
Shell International Finance BV, 1.000%, 4/06/22	EUR	600,000	745,759
Shell International Finance BV, 1.250%, 3/15/22	EUR	625,000	778,527
Shell International Finance BV, 1.625%, 3/24/21	EUR	4,188,000	5,139,268
			31,249,989
New Zealand — 0.1%
ANZ New Zealand Int’l Ltd., 0.400%, 3/01/22	EUR	355,000	437,519
Norway — 0.1%
Equinor ASA, 0.875%, 2/17/23	EUR	500,000	624,508
Singapore — 3.4%
DBS Bank Ltd. MTN, (3-mo. Swap + 0.630%), 0.650%, 9/13/22 ‡	AUD	2,500,000	1,941,680

The accompanying notes are an integral part of these financial statements.

6

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

	FACE AMOUNT		VALUE†

BONDS AND NOTES (Continued)
Singapore (Continued)
Monetary Authority of Singapore Bill, 0.000%, 1/15/21 #	SGD	7,000,000	$5,295,854
Monetary Authority of Singapore Bill, 0.000%, 2/19/21 #	SGD	4,000,000	3,024,828
Monetary Authority of Singapore Bill, 0.000%, 2/15/21 #	SGD	5,000,000	3,781,232
Monetary Authority of Singapore Bill, 0.000%, 3/12/21 #	SGD	8,000,000	6,047,995
United Overseas Bank Ltd. MTN, (3-mo. Swap + 0.530%), 0.590%, 7/25/22 ‡	AUD	4,500,000	3,487,143
			23,578,732
Supranational — 19.6%
African Development Bank, 0.250%, 1/24/24	EUR	7,977,000	9,971,469
Asian Development Bank, 0.302%, 10/12/23 @	GBP	998,000	1,367,928
Asian Development Bank, (SONIA + 0.260%), 0.311%, 2/01/22 ‡	GBP	2,500,000	3,425,152
Asian Development Bank, 0.338%, 3/19/24 @	GBP	4,669,000	6,402,777
Asian Development Bank, 0.340%, 5/28/24	USD	8,000,000	8,002,706
EUROFIMA, (3-mo. USD LIBOR + 0.090%), 0.311%, 11/15/21 ‡	USD	8,000,000	8,004,080
EUROFIMA, 0.321%, 3/11/22	USD	12,300,000	12,300,513
European Bank for Reconstruction & Development, (SONIA + 0.250%), 0.299%, 2/27/23 ‡	GBP	772,000	1,058,081
European Bank for Reconstruction & Development, 0.312%, 1/18/22	GBP	1,750,000	2,396,991
European Bank for Reconstruction & Development, (SOFR + 0.260%), 0.345%, 8/19/22 ‡	USD	4,354,000	4,359,028
European Bank for Reconstruction & Development, (SOFR + 0.260%), 0.349%, 3/13/23 ‡	USD	5,000,000	5,005,555
European Bank for Reconstruction & Development, (SONIA + 0.310%), 0.360%, 11/13/24 ‡	GBP	1,700,000	2,336,805
European Bank for Reconstruction & Development GMTN, 0.349%, 2/28/24	GBP	4,329,000	5,946,814
European Investment Bank, (SONIA + 0.280%), 0.332%, 1/10/22 ‡	GBP	9,500,000	13,017,617
European Investment Bank, (SONIA + 0.310%), 0.362%, 1/15/25 ‡	GBP	1,550,000	2,133,234
European Investment Bank, (SOFR + 0.280%), 0.368%, 3/05/24 ‡	USD	3,257,000	3,265,078
European Investment Bank, (SONIA + 0.350%), 0.398%, 6/29/23 ‡	GBP	700,000	962,264
European Investment Bank, (SONIA + 1.000%), 1.048%, 9/08/25 ‡	GBP	1,500,000	2,129,752
European Stability Mechanism Treasury Bill, (0.000%), 3/04/21 #	EUR	4,944,444	6,046,227
European Stability Mechanism Treasury Bill, (0.000%), 2/04/21 #	EUR	3,000,000	3,666,813
Inter-American Development Bank MTN, 4.750%, 8/27/24	AUD	6,500,000	5,806,070
Inter-American Investment Corp., (3-mo. USD LIBOR + 0.090%), 0.314%, 10/12/21 ‡	USD	9,900,000	9,905,428
International Bank for Reconstruction & Development, 0.320%, 5/15/24	GBP	6,023,000	8,262,937
International Bank for Reconstruction & Development, (SOFR + 0.300%), 0.386%, 8/06/24 ‡	USD	7,000,000	7,025,926
International Finance Corp., 0.302%, 1/18/22	GBP	1,000,000	1,369,682
			134,168,927
Sweden — 5.3%
Kommuninvest I Sverige AB, 0.250%, 6/01/22	SEK	99,380,000	12,133,732
Kommuninvest I Sverige AB, 0.750%, 2/22/23	SEK	42,250,000	5,225,778
Kommuninvest I Sverige AB, 1.000%, 11/13/23	SEK	17,370,000	2,173,962
Skandinaviska Enskilda Banken AB GMTN, 0.300%, 2/17/22	EUR	918,000	1,130,307
Svensk Exportkredit AB, (3-mo. USD LIBOR + 0.120%), 0.340%, 12/13/21 ‡	USD	1,000,000	1,001,009
Svenska Handelsbanken AB, 0.250%, 2/28/22	EUR	250,000	307,943
Svenska Handelsbanken AB, 1.125%, 12/14/22	EUR	1,633,000	2,055,027
Svenska Handelsbanken AB, 2.375%, 1/18/22	GBP	400,000	559,937
Svenska Handelsbanken AB, 4.375%, 10/20/21	EUR	1,020,000	1,294,259
Sweden Treasury Bill, (0.000%), 3/17/21 #±	SEK	83,945,000	10,207,210
			36,089,164

The accompanying notes are an integral part of these financial statements.

7

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

	FACE AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Switzerland — 3.9%
Nestle Finance International Ltd., 0.750%, 11/08/21	EUR	1,250,000	$1,542,855
Nestle Finance International Ltd., 0.750%, 5/16/23	EUR	3,000,000	3,753,221
Novartis Finance SA, 0.125%, 9/20/23	EUR	3,500,000	4,335,315
Novartis Finance SA, 0.500%, 8/14/23	EUR	13,460,000	16,780,681
			26,412,072
United States — 4.4%
3M Co., 0.950%, 5/15/23	EUR	3,120,000	3,930,427
3M Co., 1.875%, 11/15/21	EUR	500,000	622,968
Berkshire Hathaway, Inc., 0.625%, 1/17/23	EUR	1,767,000	2,198,722
Berkshire Hathaway, Inc., 0.750%, 3/16/23	EUR	400,000	498,769
Berkshire Hathaway, Inc., 1.300%, 3/15/24	EUR	560,000	715,500
Coca-Cola Co. (The), 0.750%, 3/09/23	EUR	3,220,000	4,009,064
Johnson & Johnson, 0.250%, 1/20/22	EUR	1,650,000	2,029,571
Merck & Co., Inc., 1.125%, 10/15/21	EUR	1,000,000	1,231,326
Oracle Corp., 2.250%, 1/10/21	EUR	1,378,000	1,684,025
Pfizer, Inc., 0.250%, 3/06/22	EUR	5,075,000	6,243,490
Procter & Gamble Co. (The), 1.125%, 11/02/23	EUR	2,000,000	2,544,379
Procter & Gamble Co. (The), 2.000%, 11/05/21	EUR	794,000	989,805
Procter & Gamble Co. (The), 2.000%, 8/16/22	EUR	1,600,000	2,029,835
Walmart, Inc., 1.900%, 4/08/22	EUR	1,000,000	1,250,304
			29,978,185
TOTAL BONDS AND NOTES (Identified Cost $642,429,139)			679,764,993

		SHARES
SHORT-TERM INVESTMENTS — 3.7%
Investment Company — 2.8%
State Street Institutional U.S. Government Money Market Fund 0.030%		18,922,274	18,947,515

Collateral For Securities On Loan — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.080%		6,341,138	6,341,138
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $25,263,412)			25,288,653

Total Investments — 103.3% (Identified Cost $667,692,551)			705,053,646
Liabilities, Less Cash and Other Assets — (3.3%)			(22,347,249)
Net Assets — 100.0%			$682,706,397

The accompanying notes are an integral part of these financial statements.

8

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

†	See Note 1
‡	Floating rate or variable rate note. Rate shown is as of December 31, 2020.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2020 amounted to $27,830,432 or 4.08% of the net assets of the Fund.
@	A portion or all of the security was held on loan. As of December 31, 2020, the fair value of the securities on loan was $6,670,254.
#	Zero coupon bond

Key to abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — British Pound

GMTN — Global Medium Term Note

MTN — Medium Term Note

SEK — Swedish Krona

SGD — Singapore Dollar

USD — U.S. Dollar

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

Country Weightings as of December 31, 2020
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

9

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of December 31, 2020

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
01/06/21	USD	47,977,974	AUD	67,270,190	Bank of America N.A.	$51,862,721	$—	$(3,884,747)
01/08/21	USD	44,599,030	GBP	34,438,717	Citibank N.A. London	47,096,596	—	(2,497,566)
01/08/21	USD	4,091,497	GBP	3,124,906	State Street Bank and Trust Co.	4,273,458	—	(181,960)
01/11/21	USD	98,556,895	EUR	83,810,376	Bank of America N.A.	102,404,912	—	(3,848,017)
01/11/21	USD	5,404,280	EUR	4,472,411	HSBC Bank USA	5,464,680	—	(60,400)
01/11/21	USD	8,936,814	EUR	7,377,240	Morgan Stanley & Co., Inc.	9,013,987	—	(77,173)
01/11/21	USD	8,164,804	EUR	6,880,555	State Street Bank and Trust Co.	8,407,105	—	(242,302)
01/13/21	USD	18,356,588	SEK	161,337,627	Bank of America N.A.	19,611,934	—	(1,255,346)
01/13/21	USD	9,934,801	SEK	83,901,751	State Street Bank and Trust Co.	10,198,957	—	(264,156)
01/14/21	USD	4,318,420	EUR	3,658,141	State Street Bank and Trust Co.	4,470,084	—	(151,663)
01/15/21	USD	90,329,427	CAD	118,812,020	Citibank N.A. London	93,345,256	—	(3,015,829)
01/15/21	USD	1,966,646	CAD	2,526,421	Goldman Sachs Capital Markets L.P.	1,984,895	—	(18,249)
01/15/21	USD	28,656,909	CAD	37,759,903	State Street Bank and Trust Co.	29,666,257	—	(1,009,349)
01/19/21	USD	97,060,215	EUR	82,185,746	Bank of America N.A.	100,438,585	—	(3,378,370)
01/19/21	USD	427,011	EUR	348,430	State Street Bank and Trust Co.	425,814	1,196	—
01/19/21	USD	2,410,574	EUR	2,047,945	State Street Bank and Trust Co.	2,502,778	—	(92,204)
01/25/21	USD	71,498,923	EUR	58,695,739	Bank of America N.A.	71,741,307	—	(242,384)
01/25/21	USD	1,437,849	EUR	1,178,849	State Street Bank and Trust Co.	1,440,857	—	(3,008)
01/29/21	USD	18,000,268	SGD	23,985,700	State Street Bank and Trust Co.	18,149,415	—	(149,147)
02/01/21	USD	45,460,647	GBP	33,695,894	Bank of America N.A.	46,089,046	—	(628,399)
							$1,196	$(21,000,269)

Forward Foreign Currency Exchange Contracts purchased outstanding as of December 31, 2020

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
01/11/21	EUR	2,970,166	USD	3,530,191	Bank of America N.A.	$3,629,140	$98,949	$—
01/11/21	EUR	7,680,532	USD	9,173,852	State Street Bank and Trust Co.	9,384,568	210,717	—
01/14/21	EUR	3,658,141	USD	4,346,210	HSBC Bank USA	4,470,084	123,874	—
01/15/21	CAD	7,611,314	USD	5,910,090	State Street Bank and Trust Co.	5,979,867	69,777	—
01/19/21	EUR	3,342,727	USD	3,910,389	State Street Bank and Trust Co.	4,085,122	174,733	—
							$678,050	$—
Total							$679,246	$(21,000,269)

The accompanying notes are an integral part of these financial statements.

10

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.6%
Aerospace & Defense — 1.7%
Other Securities^*	66,695	$10,739,004

Air Freight & Logistics — 0.9%
United Parcel Service, Inc., Class B	21,226	3,574,458
Other Securities^*	13,745	2,252,907
		5,827,365
Airlines — 0.2%
Other Securities^*	30,164	1,124,449

Auto Components — 0.2%
Other Securities^	16,746	1,265,743

Automobiles — 1.2%
Tesla, Inc.*	10,190	7,190,778
Other Securities^@	13,179	448,350
		7,639,128
Beverages — 2.0%
Coca-Cola Co. (The)	84,962	4,659,316
PepsiCo, Inc.	36,504	5,413,543
Other Securities^*	23,910	2,317,430
		12,390,289
Biotechnology — 2.1%
AbbVie, Inc.	35,618	3,816,469
Amgen, Inc.	15,917	3,659,637
Other Securities^*	57,097	5,921,285
		13,397,391
Building Products — 0.5%
Other Securities^*	43,008	3,314,091

Capital Markets — 2.3%
Other Securities^	130,276	14,864,434

Chemicals — 1.5%
Other Securities^	65,837	9,436,796

Commercial Banks — 2.1%
JPMorgan Chase & Co.	46,059	5,852,717
Other Securities^	191,198	7,534,857
		13,387,574
Commercial Services & Supplies — 0.7%
Other Securities^	36,218	4,115,658

Communications Equipment — 0.8%
Cisco Systems, Inc.	84,966	3,802,229
Other Securities^	14,188	1,398,644
		5,200,873
Computers & Peripherals — 7.3%
Apple, Inc.	335,928	44,574,287
Other Securities^	47,465	1,987,779
		46,562,066
Construction & Engineering — 0.1%
Other Securities^	9,033	709,707

Construction Materials — 0.1%
Other Securities^	3,395	552,266

Consumer Finance — 0.5%
Other Securities^	26,891	2,946,012

Containers & Packaging — 0.5%
Other Securities^	54,725	3,175,692

Distributors — 0.1%
Other Securities^	9,205	879,914

Diversified Consumer Services — 0.1%
Other Securities^*	13,542	872,507

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B*	19,500	4,521,465
Other Securities^	8,096	221,817
		4,743,282
Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	100,362	5,896,267
Other Securities^*	63,304	1,844,237
		7,740,504
Electric Utilities — 1.8%
NextEra Energy, Inc.	40,376	3,115,008
Other Securities^	136,062	8,050,246
		11,165,254
Electrical Equipment — 0.6%
Other Securities^*	32,854	3,971,156

Electronic Equipment, Instruments & Components — 0.7%
Other Securities^*	46,327	4,266,403

Entertainment — 1.5%
Netflix, Inc.*	6,596	3,566,655
Walt Disney Co. (The)*	20,282	3,674,693
Other Securities^*	28,916	2,193,984
		9,435,332
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	8,869	3,341,662
Walmart, Inc.	27,364	3,944,521
Other Securities^	43,162	2,108,443
		9,394,626
Food Products — 0.8%
Other Securities^	81,989	5,365,241

Gas Utilities — 0.1%
Other Securities^	11,918	671,719

The accompanying notes are an integral part of these financial statements.

11

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 2.6%
Other Securities^	114,843	$16,229,091

Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc.	20,964	7,351,656
Other Securities^	62,058	9,395,366
		16,747,022
Health Care Technology — 0.2%
Other Securities^*	16,059	1,313,771

Hotels, Restaurants & Leisure — 1.7%
McDonald’s Corp.	14,462	3,103,256
Starbucks Corp.	23,592	2,523,872
Other Securities^	53,410	5,303,732
		10,930,860
Household Durables — 0.4%
Other Securities^	31,327	2,484,890

Household Products — 1.6%
Procter & Gamble Co. (The)	49,414	6,875,464
Other Securities^	30,215	3,300,440
		10,175,904
Independent Power Producers & Energy Traders — 0.1%
Other Securities^	21,438	561,371

Industrial Conglomerates — 1.1%
3M Co.	15,189	2,654,885
Honeywell International, Inc.	14,340	3,050,118
Other Securities^	2,957	968,759
		6,673,762
Insurance — 1.3%
Other Securities^	96,181	8,494,998

Interactive Media & Services — 4.4%
Alphabet, Inc., Class A*	4,321	7,573,157
Alphabet, Inc., Class C*	4,424	7,750,317
Facebook, Inc., Class A*	42,549	11,622,685
Other Securities^*@	12,618	1,256,503
		28,202,662
Internet & Catalog Retail — 6.0%
Amazon.com, Inc.*	10,463	34,077,259
Other Securities^*@	31,708	3,984,466
		38,061,725
IT Services — 6.8%
Accenture PLC, Class A	15,495	4,047,449
International Business Machines Corp.	20,778	2,615,535
MasterCard, Inc., Class A	26,536	9,471,760
PayPal Holdings, Inc.*	19,389	4,540,904
Visa, Inc., Class A	43,128	9,433,387
Other Securities^*	103,784	12,778,942
		42,887,977
Leisure Equipment & Products — 0.1%
Other Securities^	4,931	431,732

Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	5,819	2,710,374
Other Securities^*	20,651	4,249,591
		6,959,965
Machinery — 2.2%
Caterpillar, Inc.	13,834	2,518,065
Other Securities^	89,818	11,537,584
		14,055,649

Marine — 0.0%
Other Securities^*	749	38,821

Media — 1.5%
Comcast Corp., Class A	101,263	5,306,181
Other Securities^	61,760	4,103,649
		9,409,830
Metals & Mining — 0.2%
Other Securities^	24,696	1,403,703

Multi-Utilities — 0.7%
Other Securities^	71,555	4,620,621

Multiline Retail — 0.6%
Other Securities^	23,016	4,052,230

Oil, Gas & Consumable Fuels — 0.7%
Other Securities^	91,348	4,563,396

Paper & Forest Products — 0.0%
Other Securities^	629	23,380

Personal Products — 0.3%
Other Securities^*	9,076	1,788,570

Pharmaceuticals — 4.0%
Eli Lilly & Co.	20,118	3,396,723
Johnson & Johnson	59,744	9,402,511
Merck & Co., Inc.	58,979	4,824,482
Pfizer, Inc.	83,572	3,076,285
Other Securities^	64,201	4,898,684
		25,598,685
Professional Services — 0.4%
Other Securities^	19,308	2,511,485

Real Estate Management & Development — 0.1%
Other Securities^	7,969	594,031

Road & Rail — 1.3%
Union Pacific Corp.	17,247	3,591,170
Other Securities^*	35,034	4,603,634
		8,194,804

The accompanying notes are an integral part of these financial statements.

12

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 6.0%
Broadcom, Inc.	7,512	$3,289,129
Intel Corp.	104,513	5,206,838
NVIDIA Corp.	11,699	6,109,218
QUALCOMM, Inc.	27,407	4,175,182
Texas Instruments, Inc.	27,062	4,441,686
Other Securities^	133,136	15,114,683
		38,336,736
Software — 8.6%
Adobe, Inc.*	10,613	5,307,774
Microsoft Corp.	134,801	29,982,438
Oracle Corp.	52,813	3,416,473
Other Securities^*	85,185	15,734,747
		54,441,432
Specialty Retail — 2.7%
Home Depot, Inc. (The)	20,751	5,511,881
Lowe’s Cos., Inc.	20,709	3,324,002
Other Securities^	67,693	8,054,775
		16,890,658
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	31,090	4,398,302
Other Securities^	38,265	2,601,138
		6,999,440
Thrifts & Mortgage Finance — 0.0%
Other Securities^	2,725	36,487

Tobacco — 0.7%
Other Securities^	74,288	4,161,350

Trading Companies & Distributors — 0.3%
Other Securities^	20,418	2,011,566

Water Utilities — 0.1%
Other Securities^	8,556	805,443

Wireless Telecommunication Services — 0.2%
Other Securities^*	9,433	1,272,039

TOTAL COMMON STOCKS (Identified Cost $120,465,080)		607,120,562

PREFERRED STOCKS — 0.0%

Internet & Catalog Retail — 0.0%
Other Securities^	108	10,692

TOTAL PREFERRED STOCKS (Identified Cost $8,771)		10,692

MUTUAL FUNDS — 4.0%

Other — 4.0%
DFA U.S. Micro Cap Portfolio	1,119,215	25,596,455

TOTAL MUTUAL FUNDS (Identified Cost $12,320,011)		25,596,455

SHORT-TERM INVESTMENTS — 0.2%

Investment Company — 0.2%
State Street Institutional U.S.Government Money Market Fund 0.030%	939,960	939,960

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.080%	188,498	188,498

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,128,458)		1,128,458

Total Investments — 99.8% (Identified Cost $133,922,320)		633,856,167

Cash and Other Assets, Less Liabilities — 0.2%		1,284,614

Net Assets — 100.0%		$635,140,781

†	See Note 1
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non- income producing securities, bankrupt/delisted, and/or fair valued securities.
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of December 31, 2020, the market value of the securities on loan was $3,332,826.

The accompanying notes are an integral part of these financial statements.

13

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

Portfolio Sectors as of December 31, 2020
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

14

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.4%
Raytheon Technologies Corp.	54,564	$3,901,871
Other Securities^	90,140	3,893,826
		7,795,697
Air Freight & Logistics — 1.3%
FedEx Corp.	19,292	5,008,589
Other Securities^*@	15,841	1,888,247
		6,896,836
Airlines — 1.2%
Other Securities^*	179,333	6,490,631

Auto Components — 0.7%
Other Securities^*@	73,330	3,860,115

Automobiles — 1.4%
General Motors Co.	129,129	5,376,931
Other Securities^	271,359	2,385,246
		7,762,177

Beverages — 0.3%
Other Securities^	20,440	1,789,854

Biotechnology — 0.6%
Other Securities^*	19,835	3,098,197

Building Products — 1.6%
Trane Technologies PLC	20,162	2,926,716
Other Securities^	119,191	5,868,461
		8,795,177
Capital Markets — 3.2%
Bank of New York Mellon Corp. (The)	77,794	3,301,577
Goldman Sachs Group, Inc. (The)	24,466	6,451,929
Morgan Stanley	100,043	6,855,947
Other Securities^	10,482	770,413
		17,379,866
Chemicals — 3.4%
Linde PLC	16,893	4,451,474
Other Securities^	187,843	14,082,092
		18,533,566
Commercial Banks — 10.1%
Bank of America Corp.	235,348	7,133,398
Citigroup, Inc.	124,457	7,674,018
JPMorgan Chase & Co.	141,383	17,965,538
PNC Financial Services Group, Inc. (The)	21,675	3,229,575
Truist Financial Corp.	75,284	3,608,362
Wells Fargo & Co.	160,206	4,835,017
Other Securities^	485,391	10,482,693
		54,928,601
Commercial Services & Supplies — 0.6%
Republic Services, Inc.	36,633	3,527,758

Communications Equipment — 0.1%
Other Securities^	31,976	790,992

Computers & Peripherals — 1.5%
HP, Inc.	176,918	4,350,414
Other Securities^	226,363	4,089,030
		8,439,444
Construction & Engineering — 0.5%
Other Securities^	33,901	2,502,546

Construction Materials — 0.6%
Other Securities^	16,239	3,049,807

Consumer Finance — 1.4%
Capital One Financial Corp.	41,351	4,087,546
Other Securities^	107,816	3,608,705
		7,696,251
Containers & Packaging — 0.7%
Other Securities^	79,905	3,794,490

Distributors — 0.3%
Other Securities^*	39,680	1,539,655

Diversified Consumer Services — 0.0%
Other Securities^	2,896	142,194

Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B*	48,026	11,135,788
Other Securities^	11,094	413,208
		11,548,996
Diversified Telecommunication Services — 3.3%
AT&T, Inc.	503,697	14,486,326
Other Securities^	180,842	3,772,699
		18,259,025
Electric Utilities — 0.2%
Other Securities^	22,148	831,657

Electrical Equipment — 1.2%
Eaton Corp. PLC	38,952	4,679,693
Other Securities^*	28,233	2,098,251
		6,777,944
Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	84,494	3,041,784
Other Securities^*	62,827	3,994,535
		7,036,319
Energy Equipment & Services — 0.3%
Other Securities^	72,113	1,521,302

Entertainment — 1.9%
Walt Disney Co. (The)*	53,628	9,716,321
Other Securities^*	5,961	407,886
		10,124,207
Food & Staples Retailing — 2.3%
Walmart, Inc.	49,625	7,153,444
Other Securities^	146,265	5,192,632
		12,346,076

The accompanying notes are an integral part of these financial statements.

15

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products — 2.4%
Mondelez International, Inc., Class A	68,798	$4,022,619
Other Securities^	133,016	8,901,114
		12,923,733
Health Care Equipment & Supplies — 3.0%
Danaher Corp.	24,603	5,465,310
Medtronic PLC	55,784	6,534,538
Other Securities^	44,477	4,281,790
		16,281,638
Health Care Providers & Services — 7.4%
Anthem, Inc.	22,951	7,369,337
CIGNA Corp.	30,656	6,381,966
CVS Health Corp.	109,386	7,471,064
Humana, Inc.	9,747	3,998,902
Laboratory Corp. of America Holdings*	16,237	3,305,041
Other Securities^	121,229	11,966,157
		40,492,467
Hotels, Restaurants & Leisure — 1.1%
Other Securities^@	150,251	5,938,922

Household Durables — 2.3%
DR Horton, Inc.	63,140	4,351,609
Other Securities^	103,465	7,941,803
		12,293,412
Independent Power Producers & Energy Traders — 0.1%
Other Securities^	25,467	500,681

Industrial Conglomerates — 0.4%
Other Securities^	70,361	1,919,028

Insurance — 4.5%
Travelers Companies, Inc. (The)	23,169	3,252,233
Other Securities^	368,565	21,165,002
		24,417,235
IT Services — 1.8%
Fidelity National Information
Services, Inc.	25,931	3,668,199
Other Securities^	78,873	6,343,332
		10,011,531
Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific, Inc.	17,471	8,137,642
Other Securities^*	4,979	961,536
		9,099,178
Machinery — 2.8%
Other Securities^	146,456	15,528,224

Media — 6.2%
Charter Communications, Inc., Class A*	18,111	11,981,332
Comcast Corp., Class A	316,189	16,568,304
Other Securities^@	167,269	5,527,852
		34,077,488
Metals & Mining — 2.2%
Freeport-McMoRan, Inc.	116,560	3,032,891
Nucor Corp.	56,664	3,013,958
Other Securities^	102,635	5,706,688
		11,753,537
Multi-Utilities — 0.0%
Other Securities^	5,121	134,887

Multiline Retail — 0.7%
Other Securities^	28,179	3,889,959

Oil, Gas & Consumable Fuels — 6.2%
Chevron Corp.	105,465	8,906,519
ConocoPhillips	93,494	3,738,825
Exxon Mobil Corp.	157,641	6,497,962
Valero Energy Corp.	50,851	2,876,641
Other Securities^	344,296	11,569,439
		33,589,386
Personal Products — 0.0%
Other Securities^	22,181	155,711

Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	46,271	2,870,190
Pfizer, Inc.	392,557	14,450,023
Other Securities^*	129,714	3,343,093
		20,663,306
Professional Services — 0.2%
Other Securities^	33,890	1,309,796

Real Estate Management & Development — 0.4%
Other Securities^	23,358	1,935,318

Road & Rail — 1.8%
Kansas City Southern	14,222	2,903,137
Norfolk Southern Corp.	26,120	6,206,373
Other Securities^	2,003	909,282
		10,018,792
Semiconductors & Semiconductor Equipment — 5.6%
Intel Corp.	290,410	14,468,226
Micron Technology, Inc.*	101,115	7,601,826
Other Securities^	97,333	8,431,521
		30,501,573
Software — 0.1%
Other Securities^	10,596	608,245

Specialty Retail — 0.3%
Other Securities^	13,517	1,605,016

Textiles, Apparel & Luxury Goods — 0.3%
Other Securities^	24,217	1,515,178

Thrifts & Mortgage Finance — 0.0%
Other Securities^	8,435	88,989

The accompanying notes are an integral part of these financial statements.

16

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors — 0.2%
Other Securities^*	5,460	$1,266,229

Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.*	28,843	3,889,479

TOTAL COMMON STOCKS (Identified Cost $356,408,303)		543,668,318

SHORT-TERM INVESTMENTS — 0.1%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 0.030%	475,803	475,803

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $475,803)		475,803

Total Investments — 99.8% (Identified Cost $356,884,106)		544,144,121
Cash and Other Assets, Less Liabilities — 0.2%		1,147,258
Net Assets — 100.0%		$545,291,379

†	See Note 1
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non- income producing securities, bankrupt/delisted, and/or fair valued securities.
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of December 31, 2020, the market value of the securities on loan was $1,046,832.

Portfolio Sectors as of December 31, 2020
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

17

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.4%
Other Securities^*	111,059	$5,847,307

Air Freight & Logistics — 0.6%
Other Securities^*@	48,660	2,373,887

Airlines — 0.5%
Other Securities^*	71,547	2,189,249

Auto Components — 1.9%
Other Securities^*	197,250	7,811,808

Automobiles — 0.2%
Other Securities^	16,946	799,019

Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A*	1,852	1,841,425
Other Securities^	21,061	1,443,869
		3,285,294
Biotechnology — 1.4%
Other Securities^*	229,292	5,693,996

Building Products — 2.4%
Advanced Drainage Systems, Inc.	11,336	947,463
Builders FirstSource, Inc.*	23,094	942,466
Trex Co., Inc.*	22,409	1,876,081
Other Securities^	112,601	6,321,332
		10,087,342
Capital Markets — 2.3%
Stifel Financial Corp.	18,924	954,905
Other Securities^	262,398	8,466,667
		9,421,572

Chemicals — 3.0%
Albemarle Corp.	8,394	1,238,283
Other Securities^	311,031	11,139,081
		12,377,364
Commercial Banks — 8.1%
Other Securities^	1,254,786	33,658,062

Commercial Services & Supplies — 2.5%
MSA Safety, Inc.	6,050	903,809
Tetra Tech, Inc.	9,310	1,077,912
Other Securities^	273,058	8,393,734
		10,375,455
Communications Equipment — 1.2%
Ciena Corp.*	24,371	1,288,007
Other Securities^*	175,794	3,736,605
		5,024,612
Computers & Peripherals — 0.3%
Other Securities^	56,122	1,156,094

Construction & Engineering — 1.6%
Other Securities^*	155,355	6,640,196

Construction Materials — 0.1%
Other Securities^*	12,505	537,060

Consumer Finance — 1.4%
Ally Financial, Inc.	24,885	887,399
Other Securities^*@	146,878	4,887,036
		5,774,435
Containers & Packaging — 1.2%
Other Securities^	99,354	5,048,044

Distributors — 0.2%
Other Securities^	26,952	999,691

Diversified Consumer Services — 1.2%
Other Securities^*	133,516	5,089,396

Diversified Financial Services — 0.6%
Other Securities^	78,988	2,414,274

Diversified Telecommunication Services — 0.5%
Other Securities^*	132,590	1,904,373

Electric Utilities — 1.0%
Other Securities^@	88,583	4,014,891

Electrical Equipment — 2.0%
Generac Holdings, Inc.*	14,198	3,228,767
Other Securities^*	77,348	4,921,586
		8,150,353
Electronic Equipment, Instruments & Components — 2.9%
Other Securities^	283,597	12,170,212

Energy Equipment & Services — 0.3%
Other Securities^	116,906	1,200,592

Entertainment — 0.5%
Other Securities^*	145,946	1,977,415

Food & Staples Retailing — 0.7%
Other Securities^	70,588	2,739,190

Food Products — 1.9%
Darling Ingredients, Inc.*	31,919	1,841,088
Lancaster Colony Corp.	5,159	947,863
Other Securities^*	108,190	5,239,173
		8,028,124
Gas Utilities — 0.8%
Other Securities^	71,179	3,292,524

Health Care — 0.0%
Other Securities^∆	3,350	2,934

Health Care Equipment & Supplies — 2.7%
Haemonetics Corp.*	7,335	871,031
Novocure Ltd.*	6,681	1,156,080
Quidel Corp.*	6,843	1,229,345
Other Securities^*	207,315	8,083,190
		11,339,646

The accompanying notes are an integral part of these financial statements.

18

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services — 3.4%
Amedisys, Inc.*	6,002	$1,760,567
Chemed Corp.	2,329	1,240,449
DaVita, Inc.*	10,027	1,177,170
LHC Group, Inc.*	5,901	1,258,801
Other Securities^	190,716	8,855,081
		14,292,068
Health Care Technology — 0.6%
Other Securities^	74,751	2,328,342

Hotels, Restaurants & Leisure — 3.2%
Penn National Gaming, Inc.*@	11,868	1,025,039
Texas Roadhouse, Inc.	12,648	988,568
Other Securities^	242,830	11,232,996
		13,246,603
Household Durables — 2.6%
Helen of Troy Ltd.*	4,421	982,302
TopBuild Corp.*	4,720	868,857
Other Securities^*	234,103	9,041,485
		10,892,644
Household Products — 0.3%
Other Securities^	14,911	1,332,184

Independent Power Producers & Energy Traders — 0.5%
Other Securities^	56,358	2,036,833

Industrial Conglomerates — 0.2%
Other Securities^	8,673	657,737

Insurance — 4.2%
CNO Financial Group, Inc.	45,733	1,016,645
Kemper Corp.	12,182	935,943
Other Securities^	391,976	15,386,703
		17,339,291
Interactive Media & Services — 0.1%
Other Securities^*	31,911	485,511

Internet & Catalog Retail — 0.8%
Etsy, Inc.*	8,627	1,534,830
Other Securities^*	48,775	1,947,321
		3,482,151
IT Services — 2.2%
Other Securities^*	218,762	9,280,119

Leisure Equipment & Products — 0.5%
Other Securities^*	77,509	2,300,252

Life Sciences Tools & Services — 1.2%
Bio-Techne Corp.	2,944	934,867
Charles River Laboratories International, Inc.*	3,705	925,731
Repligen Corp.*	5,344	1,024,071
Other Securities^*	44,123	2,138,049
		5,022,718
Machinery — 5.7%
Graco, Inc.	12,071	873,337
Timken Co. (The)	11,431	884,302
Other Securities^	440,727	21,790,444
		23,548,083
Marine — 0.2%
Other Securities^*	22,596	908,569

Materials — 0.0%
Other Securities^∆	4,672	4,905

Media — 1.4%
Cable One, Inc.	431	960,147
New York Times Co. (The), Class A	23,764	1,230,262
Other Securities^	149,318	3,752,136
		5,942,545
Metals & Mining — 1.5%
Reliance Steel & Aluminum Co.	8,480	1,015,480
Other Securities^~	283,981	5,262,224
		6,277,704
Multi-Utilities — 0.6%
Other Securities^	68,335	2,316,932

Multiline Retail — 0.4%
Other Securities^*@	47,672	1,510,695

Oil, Gas & Consumable Fuels — 1.6%
Other Securities^*	590,343	6,562,468

Paper & Forest Products — 0.4%
Other Securities^	67,700	1,697,821

Personal Products — 0.6%
Other Securities^*	89,463	2,612,006

Pharmaceuticals — 0.7%
Other Securities^*@	102,861	2,885,543

Professional Services — 1.8%
TriNet Group, Inc.*	12,254	987,672
Other Securities^*	150,729	6,465,032
		7,452,704
Real Estate Management & Development — 0.6%
Other Securities^*	89,384	2,406,342

Road & Rail — 1.1%
Saia, Inc.*	5,234	946,307
Other Securities^*	101,892	3,711,134
		4,657,441
Semiconductors & Semiconductor Equipment — 4.9%
Cree, Inc.*@	11,861	1,256,080
Enphase Energy, Inc.*@	5,015	879,982
Entegris, Inc.	20,212	1,942,373
First Solar, Inc.*	13,324	1,318,010
Lattice Semiconductor Corp.*	23,998	1,099,588

The accompanying notes are an integral part of these financial statements.

19

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
MKS Instruments, Inc.	8,445	$1,270,550
Power Integrations, Inc.	10,914	893,420
Other Securities^*	272,515	11,624,025
		20,284,028
Software — 3.7%
HubSpot, Inc.*	2,986	1,183,770
Pegasystems, Inc.	8,303	1,106,458
Other Securities^*	213,521	13,196,030
		15,486,258
Specialty Retail — 3.2%
Five Below, Inc.*	8,301	1,452,509
Lithia Motors, Inc. Class A	4,609	1,348,916
Other Securities^*	279,370	10,438,060
		13,239,485
Textiles, Apparel & Luxury Goods — 1.7%
Deckers Outdoor Corp.*	5,249	1,505,308
Other Securities^	172,919	5,709,535
		7,214,843
Thrifts & Mortgage Finance — 1.4%
Other Securities^	257,095	5,631,869

Tobacco — 0.1%
Other Securities^	35,240	570,388

Trading Companies & Distributors — 1.6%
WESCO International, Inc.*	9,569	751,166
Other Securities^*	147,479	6,101,621
		6,852,787
Water Utilities — 0.4%
Other Securities^	31,430	1,843,730

Wireless Telecommunication Services — 0.2%
Other Securities^*	44,403	1,011,474

TOTAL COMMON STOCKS (Identified Cost $243,240,146)		415,039,484

PREFERRED STOCKS — 0.1%
Internet & Catalog Retail — 0.0%
Other Securities^	374	37,026

Media — 0.0%
Other Securities^*	1,225	34,876

Trading Companies & Distributors — 0.1%
WESCO International, Inc., (5-Yr. CMT + 10.325%)*‡	4,390	137,187

TOTAL PREFERRED STOCKS (Identified Cost $168,077)		209,089

RIGHTS AND WARRANTS — 0.0%
Capital Markets — 0.0%
Newsstar Financial, Inc. CVR§¶*~	13,144	1,002

Media — 0.0%
Media General, Inc. CVR§¶*~	3,965	279

Pharmaceuticals — 0.0%
Elanco Animal Health, Inc. CVR§¶*	16,344	—
FRD Acquisition Co. CVR¶*§	656	—
		—
TOTAL RIGHTS AND WARRANTS (Identified Cost $412)		1,281

SHORT-TERM INVESTMENTS — 0.6%
Collateral For Securities On Loan — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.080%	$2,386,551	2,386,551

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,386,551)		2,386,551

Total Investments — 100.5% (Identified Cost $245,795,186)		417,636,405
Liabilities, Less Cash and Other Assets — (0.5%)		(1,927,165)
Net Assets — 100.0%		$415,709,240

†	See Note 1
*	Non-income producing security
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non-income producing securities, bankrupt/delisted, and/or fair valued securities.
@	A portion or all of the security/securities were held on loan. As of December 31, 2020, the market value of the securities on loan was $13,964,575.
∆	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
‡	Floating rate or variable rate note. Rate shown is as of December 31, 2020.
¶	Contingent value rights based on future performance.
~	Bankrupt/delisted security

Key to abbreviations:

CVR — Contingent Value Rights

CMT — Constant Maturity Treasury

The accompanying notes are an integral part of these financial statements.

20

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

Portfolio Sectors as of December 31, 2020
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

21

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.1%
Australia — 5.6%
Australia & New Zealand Banking Group Ltd.	330,306	$5,780,542
National Australia Bank Ltd.	383,855	6,688,086
Westpac Banking Corp.	474,678	7,088,510
Other Securities^	3,325,952	15,143,277
		34,700,415
Austria — 0.0%
Other Securities^*	5,081	154,808

Belgium — 1.1%
Other Securities^	85,307	6,581,335

Canada — 8.0%
Bank of Montreal	19,125	1,454,095
Bank of Montreal@	79,335	6,031,840
Bank of Nova Scotia (The)@	88,567	4,786,161
Bank of Nova Scotia (The)@	41,608	2,248,904
Canadian Imperial Bank of Commerce@	15,004	1,282,392
Canadian Imperial
Bank of Commerce	44,533	3,803,620
Canadian Natural Resources Ltd.	237,398	5,709,422
Magna International, Inc.	74,744	5,291,875
Nutrien Ltd.	65,686	3,163,438
Nutrien Ltd.	1,100	52,922
Suncor Energy, Inc. ¥	155,089	2,601,265
Suncor Energy, Inc.	31,230	524,039
Other Securities^@	828,043	12,059,676
		49,009,649
China — 0.0%
Other Securities^	31,000	83,374

Denmark — 2.9%
Vestas Wind Systems A/S	27,058	6,393,210
Other Securities^*	124,153	11,152,505
		17,545,715
Finland — 1.0%
Other Securities^	689,878	6,387,055

France — 10.8%
AXA SA	161,385	3,846,908
BNP Paribas SA *	92,085	4,849,125
Cie de Saint-Gobain *	101,314	4,641,385
Cie Generale des Etablissements Michelin	38,971	4,996,557
Orange SA	322,578	3,835,950
Peugeot SA *@	170,171	4,650,486
Total SA	387,084	16,692,706
Other Securities^±	965,373	22,766,519
		66,279,636
Germany — 8.1%
Allianz SE	28,273	6,932,121
BASF SE	59,792	4,727,466
Bayerische Motoren Werke AG	62,360	5,502,633
Daimler AG	167,003	11,790,271
Muenchener Rueckversicherungs AG	12,421	3,684,275
Other Securities^±	691,532	16,831,542
		49,468,308
Hong Kong — 2.0%
Other Securities^±	3,788,157	12,230,816

Ireland — 0.7%
Other Securities^*	57,516	4,075,604

Israel — 0.3%
Other Securities^*	302,304	1,605,320

Italy — 1.8%
Fiat Chrysler Automobiles NV *	202,005	3,617,786
Fiat Chrysler Automobiles NV@*	52,894	956,853
Other Securities^*	4,167,902	6,722,941
		11,297,580
Japan — 22.1%
Hitachi Ltd.	91,800	3,614,033
Honda Motor Co., Ltd.	248,100	6,914,026
Mitsubishi Corp.	121,400	2,987,530
Toyota Motor Corp.	131,890	10,163,660
Toyota Motor Corp., ADR@	40,897	6,321,449
Other Securities^	8,814,057	105,881,832
		135,882,530
Netherlands — 4.5%
ING Groep NV *	333,515	3,113,238
Koninklijke Ahold Delhaize NV	237,160	6,695,580
Koninklijke DSM NV	38,541	6,629,373
Other Securities^* ±=	412,075	11,022,690
		27,460,881
New Zealand — 0.2%
Other Securities^	216,419	1,444,322

Norway — 0.9%
Other Securities^	444,274	5,382,310

Portugal — 0.1%
Other Securities^§	446,935	901,650

Singapore — 1.0%
Other Securities^	1,607,879	5,859,038

Spain — 1.5%
Banco Santander SA *	1,489,844	4,619,333
Other Securities^@	844,926	4,414,615
		9,033,948

The accompanying notes are an integral part of these financial statements.

22

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Sweden — 3.1%
Volvo AB, Series B *	134,294	$3,163,277
Other Securities^*±	1,108,389	15,798,032
		18,961,309
Switzerland — 9.8%
ABB Ltd.	144,630	4,036,832
Cie Financiere Richemont SA	45,799	4,142,758
LafargeHolcim Ltd. *	56,614	3,109,198
Novartis AG	130,098	12,292,667
UBS Group AG *	364,408	5,132,913
Zurich Insurance Group AG	23,631	9,969,703
Other Securities^ µ	317,116	21,652,362
		60,336,433
United Kingdom — 12.6%
Anglo American PLC	134,948	4,474,209
Aviva PLC	745,467	3,315,176
BP PLC, ADR	347,274	7,126,062
British American Tobacco PLC	179,302	6,639,898
Glencore PLC *	1,526,564	4,864,055
HSBC Holdings PLC, ADR@*	199,089	5,158,396
Lloyds Banking Group PLC *	8,348,692	4,160,297
Royal Dutch Shell PLC, ADR, Class B	435,270	14,629,425
Vodafone Group PLC	4,513,392	7,464,498
Other Securities^@	4,732,637	19,685,695
		77,517,711
TOTAL COMMON STOCKS (Identified Cost $552,019,959)		602,199,747

PREFERRED STOCKS — 1.5%
Germany — 1.4%
Volkswagen AG, 3.360%	35,751	6,656,976
Other Securities^	28,411	1,941,236
		8,598,212
Italy — 0.1%
Other Securities^	711,381	368,307

TOTAL PREFERRED STOCKS (Identified Cost $10,696,107)		8,966,519

RIGHTS AND WARRANTS — 0.0%
Spain — 0.0%
Other Securities^*	46,616	15,985

Switzerland — 0.0%
Cie Financiere Richemont SA *	124,562	32,361

TOTAL RIGHTS AND WARRANTS (Identified Cost $16,457)		48,346

SHORT-TERM INVESTMENTS — 2.6%
Collateral For Securities On Loan — 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.080%	15,995,926	15,995,926

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $15,995,926)		15,995,926

Total Investments — 102.2% (Identified Cost $578,728,449)		627,210,538
Liabilities, Less Cash and Other Assets — (2.2%)		(13,246,476)
Net Assets — 100.0%		$613,964,062

†	See Note 1
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non- income producing securities, bankrupt/delisted, and/or fair valued securities.
@	A portion or all of the security/securities were held on loan. As of December 31, 2020, the market value of the securities on loan was $40,695,964.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2020 amounted to $3,068,487 or 0.50% of the net assets of the Fund.
=	Traded on the France, Euronext Paris Exchange.
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:

ADR — American Depository Receipt

The accompanying notes are an integral part of these financial statements.

23

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

Ten largest industry holdings as of December 31, 2020
(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	17.0%
Automobiles	10.8%
Oil, Gas & Consumable Fuels	9.8%
Insurance	8.5%
Chemicals	5.7%
Metals & Mining	4.6%
Auto Components	3.5%
Pharmaceuticals	3.3%
Capital Markets	2.4%
Food & Staples Retailing	2.2%

Country Weightings as of December 31, 2020
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

24

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small Company Portfolio£	15,652,473	$317,432,143

TOTAL MUTUAL FUNDS (Identified Cost $176,484,536)		317,432,143

Total Investments — 100.1% (Identified Cost $176,484,536)		317,432,143
Liabilities, Less Cash and Other Assets — 0.1%		(174,551)
Net Assets — 100.0%		$317,257,592

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

25

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.2%
Belgium — 0.0%
Other Securities^*	1,153	$19,354

Brazil — 4.3%
Petroleo Brasileiro SA	345,653	1,919,851
Vale SA	264,489	4,452,960
Other Securities^	591,123	2,396,563
		8,769,374
British Virgin Islands — 0.0%
Other Securities^*	18,000	7,198

Chile — 0.6%
Other Securities^	10,228,232	1,135,851

China — 33.7%
Anhui Conch Cement Co., Ltd., H Sharess	117,500	735,848
Baidu, Inc. ADR *	16,549	3,578,556
Bank of China Ltd., H Shares	5,514,902	1,885,145
China Construction Bank Corp., H Shares	6,700,810	5,091,006
China Gas Holdings Ltd.	211,800	841,468
China Mengniu Dairy Co. Ltd. *	131,000	790,821
China Merchants Bank Co., Ltd., H Shares	303,000	1,915,136
China Mobile Ltd.	545,500	3,110,126
China Overseas Land & Investment Ltd.	414,000	900,366
China Pacific Insurance Group Co. Ltd. H Shares	203,200	795,506
China Petroleum & Chemical Corp., H Shares	2,074,400	928,502
China Resources Land Ltd.	372,000	1,535,515
CNOOC Ltd.	1,867,000	1,729,139
Country Garden Holdings Co., Ltd.	909,036	1,257,005
Geely Automobile Holdings Ltd.	493,000	1,685,209
Great Wall Motor Co., Ltd., H Shares	249,000	854,362
Industrial & Commercial Bank of China Ltd., H Shares	4,650,000	3,017,046
Longfor Properties Co., Ltd. ±	139,000	814,014
Sunac China Holdings Ltd.	234,000	864,772
Trip.com Group Ltd. ADR *	33,372	1,125,638
Other Securities^@	49,159,953	35,090,743
		68,545,923
Colombia — 0.2%
Other Securities^	98,172	372,416

Czech Republic — 0.1%
Other Securities^	9,239	221,538

Greece — 0.3%
Other Securities^*	297,878	528,386

Hungary — 0.2%
Other Securities^*	48,906	360,804

India — 10.8%
Axis Bank Ltd. *	92,879	786,835
ICICI Bank Ltd., ADR *	93,780	1,393,571
Reliance Industries Ltd.	235,881	6,397,769
Other Securities^@	4,309,831	13,471,168
		22,049,343
Indonesia — 2.0%
Other Securities^	32,447,656	4,053,010

Korea — 15.3%
Hana Financial Group, Inc.	33,780	1,072,825
Hyundai Mobis Co., Ltd.	4,144	974,677
Hyundai Motor Co.*	9,335	1,649,931
KB Financial Group, Inc., ADR *	42,573	1,685,891
Kia Motors Corp.	19,707	1,132,023
LG Electronics, Inc. *	12,463	1,548,840
POSCO, ADR	20,529	1,279,162
Samsung Electronics Co., Ltd.	22,336	1,665,485
SK Holdings Co., Ltd.	3,700	819,157
Other Securities^*@∆	1,020,785	19,392,901
		31,220,892
Malaysia — 1.9%
Other Securities^*	5,776,951	3,908,434

Mexico — 2.3%
Grupo Financiero Banorte SAB de CV*	169,411	933,487
Grupo Mexico SAB de CV, Series B	211,522	897,025
Other Securities^*	2,741,893	2,834,966
		4,665,478
Philippines — 0.9%
Other Securities^	5,959,996	1,845,908

Poland — 0.8%
Other Securities^*	280,577	1,637,852

Russia — 1.3%
Gazprom PAO, ADR	173,171	968,719
Lukoil PJSC, ADR	20,842	1,421,424
Other Securities^	158,011	177,026
		2,567,169
South Africa — 3.8%
Standard Bank Group Ltd.	101,007	873,492
Other Securities^*@	2,169,400	6,887,615
		7,761,107

The accompanying notes are an integral part of these financial statements.

26

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan — 16.5%
Cathay Financial Holding Co., Ltd.	735,166	$1,105,444
China Steel Corp.	1,078,800	950,256
CTBC Financial Holding Co., Ltd.	1,865,280	1,307,780
First Financial Holding Co., Ltd.	977,034	742,390
Fubon Financial Holding Co., Ltd.	699,211	1,163,361
Hon Hai Precision Industry Co., Ltd.	817,068	2,675,289
Taiwan Cement Corp.	668,360	1,027,587
United Microelectronics Corp.	996,513	1,672,204
Yuanta Financial Holding Co., Ltd.	1,045,007	764,286
Other Securities^*∆	23,912,049	22,243,917
		33,652,514
Thailand — 2.5%
PTT PCL	930,400	1,319,826
Other Securities^	15,421,545	3,679,574
		4,999,400
Turkey — 0.6%
Other Securities^*	1,410,603	1,253,873

United States — 0.1%
Other Securities^	7,022	248,677
TOTAL COMMON STOCKS (Identified Cost $180,072,197)		199,824,501

PREFERRED STOCKS — 1.3%
Brazil — 1.3%
Petroleo Brasileiro SA, 3.090%	423,427	2,310,254
Other Securities^	67,411	247,771
		2,558,025
Colombia — 0.0%
Other Securities^	20,563	90,306
TOTAL PREFERRED STOCKS (Identified Cost $2,246,438)		2,648,331

RIGHTS AND WARRANTS — 0.0%
China — 0.0%
Other Securities^§	1,461	—
TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		—

SHORT-TERM INVESTMENTS — 0.8%
Collateral For Securities On Loan — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.080%	1,657,157	1,657,157
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,657,157)		1,657,157

Total Investments — 100.3% (Identified Cost $183,975,792)		204,129,989
Liabilities, Less Cash and Other Assets — (0.3%)		(697,564)
Net Assets — 100.0%		$203,432,425

†	See Note 1
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non- income producing securities, bankrupt/delisted, and/or fair valued securities.
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of December 31, 2020, the market value of the securities on loan was $4,283,787.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2020 amounted to $3,614,167 or 1.78% of the net assets of the Fund.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
Δ	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of these financial statements.

27

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited)

Ten largest industry holdings as of December 31, 2020
(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	19.2%
Oil, Gas & Consumable Fuels	11.2%
Metals & Mining	8.2%
Real Estate Management & Development	5.8%
Automobiles	4.0%
Electronic Equipment, Instruments & Components	3.9%
Insurance	3.7%
Computers & Peripherals	3.3%
Semiconductors & Semiconductor Equipment	2.7%
Industrial Conglomerates	2.6%

Country Weightings as of December 31, 2020
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

28

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.2%
Real Estate Investment Trusts (REITs) — 99.2%
Acadia Realty Trust	13,367	$189,678
Agree Realty Corp.	8,388	558,473
Alexander’s, Inc.	403	111,772
Alexandria Real Estate Equities, Inc.	19,476	3,471,013
American Assets Trust, Inc.	7,620	220,066
American Campus Communities, Inc.	20,810	890,044
American Finance Trust, Inc.	7,964	59,173
American Homes 4 Rent., Class A	42,913	1,287,390
American Tower Corp.	63,684	14,294,511
Apartment Income REIT Corp. *	23,228	892,214
Apartment Investment and Management Co., Class A	23,228	122,644
Apple Hospitality REIT, Inc.	32,040	413,636
AvalonBay Communities, Inc.	20,994	3,368,067
Bluerock Residential Growth REIT, Inc. @	3,300	41,811
Boston Properties, Inc.	22,319	2,109,815
Braemar Hotels & Resorts, Inc.	5,308	24,470
Brandywine Realty Trust	25,766	306,873
Brixmor Property Group, Inc.	44,858	742,400
Brookfield Property REIT, Inc., Class A @	5,650	84,411
BRT Apartments Corp.	400	6,080
Camden Property Trust	14,709	1,469,723
CareTrust REIT, Inc.	13,678	303,378
Centerspace	1,935	136,688
Chatham Lodging Trust	8,341	90,083
City Office REIT, Inc.	5,176	50,570
Clipper Realty, Inc.	1,167	8,227
Columbia Property Trust, Inc.	17,398	249,487
Community Healthcare Trust, Inc.	3,480	163,943
CoreSite Realty Corp.	6,464	809,810
Corporate Office Properties Trust	17,049	444,638
Cousins Properties, Inc.	22,514	754,219
Crown Castle International Corp.	61,962	9,863,731
CubeSmart	29,480	990,823
CyrusOne, Inc.	18,190	1,330,598
DiamondRock Hospitality Co.	30,400	250,800
Digital Realty Trust, Inc.	41,185	5,745,719
Diversified Healthcare Trust	29,638	122,109
Douglas Emmett, Inc.	25,276	737,554
Duke Realty Corp.	56,140	2,243,916
Easterly Government Properties, Inc.	12,305	278,708
EastGroup Properties, Inc.	5,982	825,875
Empire State Realty Trust, Inc., Class A @	21,950	204,574
EPR Properties	11,329	368,192
Equinix, Inc.	9,532	6,807,564
Equity Commonwealth	21,023	573,507
Equity LifeStyle Properties, Inc.	26,108	1,654,203
Equity Residential	55,734	3,303,911
Esc War Ind §	9,141	2,446
Essential Properties Realty Trust, Inc.	14,323	303,648
Essex Property Trust, Inc.	9,775	2,320,780
Extra Space Storage, Inc.	19,505	2,259,849
Federal Realty Investment Trust	10,780	917,594
First Industrial Realty Trust, Inc.	19,519	822,335
Four Corners Property Trust, Inc.	10,646	316,931
Franklin Street Properties Corp.	17,095	74,705
Front Yard Residential Corp.	3,459	56,036
Gaming & Leisure Properties, Inc.	32,991	1,398,818
Getty Realty Corp.	5,638	155,270
Gladstone Commercial Corp.	5,309	95,562
Global Medical REIT, Inc.	5,127	66,959
Global Net Lease, Inc.	12,591	215,810
Global Self Storage, Inc.	2,195	8,802
Healthcare Realty Trust, Inc.	20,674	611,950
Healthcare Trust of America, Inc., Class A	33,024	909,481
Healthpeak Properties, Inc.	81,203	2,454,767
Hersha Hospitality Trust	6,188	48,823
Highwoods Properties, Inc.	15,731	623,420
Host Hotels & Resorts, Inc.	106,519	1,558,373
Hudson Pacific Properties, Inc.	23,003	552,532
Independence Realty Trust, Inc.	13,010	174,724
Industrial Logistics Properties Trust	8,397	195,566
Invitation Homes, Inc.	83,924	2,492,543
Iron Mountain, Inc. @	43,531	1,283,294
JBG SMITH Properties	18,060	564,736
Kilroy Realty Corp.	15,682	900,147
Kimco Realty Corp.	65,285	979,928
Kite Realty Group Trust	12,936	193,523
Lamar Advertising Co., Class A	13,059	1,086,770
Lexington Realty Trust	40,924	434,613
Life Storage, Inc.	7,348	877,278
LTC Properties, Inc.	5,953	231,631
Macerich Co. (The) @	12,090	129,000
Mack-Cali Realty Corp.	14,310	178,303
Medical Properties Trust, Inc.	80,928	1,763,421
MGM Growth Properties LLC, Class A	19,898	622,807
Mid-America Apartment Communities, Inc.	17,248	2,185,149
Monmouth Real Estate Investment Corp.	14,037	243,121
National Health Investors, Inc.	6,779	468,903
National Retail Properties, Inc.	26,352	1,078,324
National Storage Affiliates Trust	10,555	380,297
New Senior Investment Group, Inc.	4,600	23,828
NexPoint Residential Trust, Inc.	2,800	118,468
Office Properties Income Trust	7,396	168,037
Omega Healthcare Investors, Inc.	34,291	1,245,449
One Liberty Properties, Inc.	2,915	58,504
Outfront Media, Inc.	22,006	430,437
Paramount Group, Inc.	26,721	241,558
Park Hotels & Resorts, Inc.	35,676	611,843
Pebblebrook Hotel Trust	18,984	356,899
Physicians Realty Trust	30,813	548,471
Piedmont Office Realty Trust, Inc., Class A	19,163	311,015
Plymouth Industrial REIT, Inc.	804	12,060
Preferred Apartment Communities, Inc.	3,100	22,940

The accompanying notes are an integral part of these financial statements.

29

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Prologis, Inc.	108,882	$10,851,180
PS Business Parks, Inc.	3,086	410,037
Public Storage	23,557	5,440,018
QTS Realty Trust, Inc., Class A	9,479	586,560
Realty Income Corp.	52,551	3,267,096
Regency Centers Corp.	25,636	1,168,745
Retail Opportunity Investments Corp.	18,201	243,711
Retail Properties of America, Inc., Class A	32,721	280,092
Retail Value, Inc.	2,730	40,595
Rexford Industrial Realty, Inc.	18,869	926,657
RLJ Lodging Trust	25,067	354,698
RPT Realty	12,520	108,298
Ryman Hospitality Properties	7,916	536,388
Sabra Healthcare REIT, Inc.	31,344	544,445
Saul Centers, Inc.	2,195	69,538
SBA Communications Corp.	16,693	4,709,596
Seritage Growth Properties, Class A @,*	3,790	55,637
Service Properties Trust	20,700	237,843
Simon Property Group, Inc.	46,730	3,985,134
SITE Centers Corp.	20,663	209,110
SL Green Realty Corp.	10,984	654,427
Sotherly Hotels, Inc.	3,111	7,777
Spirit Realty Capital, Inc.	16,707	671,120
STAG Industrial, Inc. @	21,962	687,850
STORE Capital Corp.	37,607	1,277,886
Summit Hotel Properties, Inc.	16,205	146,007
Sun Communities, Inc.	15,080	2,291,406
Sunstone Hotel Investors, Inc.	32,748	371,035
Tanger Factory Outlet Centers, Inc. @	11,102	110,576
Terreno Realty Corp.	10,373	606,924
UDR, Inc.	44,465	1,708,790
UMH Properties, Inc.	5,369	79,515
Uniti Group, Inc.	27,583	323,549
Universal Health Realty Income Trust	2,176	139,852
Urban Edge Properties	17,737	229,517
Urstadt Biddle Properties, Inc.	1,000	11,989
Urstadt Biddle Properties, Inc., Class A	4,732	66,863
Ventas, Inc.	56,081	2,750,212
VEREIT, Inc.	33,125	1,251,794
Vornado Realty Trust	24,540	916,324
Washington REIT	12,497	270,310
Weingarten Realty Investors	18,472	400,288
Welltower, Inc.	62,480	4,037,458
Whitestone REIT	6,078	48,442
WP Carey, Inc.	26,472	1,868,394
Xenia Hotels & Resorts, Inc.	17,324	263,325
		160,582,577
TOTAL COMMON STOCKS (Identified Cost $96,392,784)		160,582,577

SHORT-TERM INVESTMENTS — 0.6%
Investment Company —0.4%
State Street Institutional U.S. Government Money Market Fund 0.030%	601,656	601,656

Collateral For Securities On Loan — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 0.080%	382,854	382,854
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $984,510)		984,510

Total Investments — 99.8% (Identified Cost $97,377,294)		161,567,087
Cash and Other Assets, Less Liabilities — 0.2%		333,249
Net Assets — 100.0%		$161,900,336

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2020, the fair value of the securities on loan was $2,447,426.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

30

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

Portfolio Sectors as of December 31, 2020
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

31

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 99.9%
Other — 99.9%
SA Emerging Markets Value Fund €	311,513	$3,012,330
SA Global Fixed Income Fund €	408,836	3,847,146
SA International Value Fund €	485,201	5,118,874
SA Real Estate Securities Fund €	140,978	1,614,197
SA U.S. Core Market Fund €	123,296	3,261,173
SA U.S. Fixed Income Fund €	252,473	2,565,124
SA U.S. Small Company Fund €	106,292	2,991,058
SA U.S. Value Fund €	252,643	4,327,786
		26,737,688
TOTAL MUTUAL FUNDS (Identified Cost $24,240,255)		26,737,688

Total Investments — 99.9% (Identified Cost $24,240,255)		26,737,688
Cash and Other Assets, Less Liabilities — 0.1%		22,777
Net Assets — 100.0%		$26,760,465

†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Select Class shares of the affiliated Underlying SA Funds

The accompanying notes are an integral part of these financial statements.

32

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33

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020 (Unaudited)

	SA	SA	SA
	U.S. Fixed	Global Fixed	U.S. Core
	Income Fund	Income Fund	Market Fund
ASSETS
Investments in unaffiliated securities, at value(1)	$521,498,242	$705,053,646	$633,856,167
Cash	—	—	126
Foreign currency, at value	—	134,312	—
Receivable for investments sold	—	—	1,621,632
Dividends and interest receivable	793,293	2,511,540	384,632
Receivable for fund shares sold	1,669,422	2,404,213	562,158
Unrealized appreciation on forward foreign currency exchange contracts (Note 1)	—	679,246	—
Receivable from the Adviser (Note 2)	—	—	—
Receivable for tax reclaims	—	—	—
Prepaid expenses	23,628	32,354	30,091
Other assets	—	—	725
Total Assets	523,984,585	710,815,311	636,455,531

LIABILITIES
Payable for investments purchased	749,940	—	—
Payable for fund shares redeemed	210,288	391,308	718,233
Due to custodian bank	—	—	—
Collateral for securities on loan (Note 1)	—	6,341,138	188,498
Unrealized depreciation on forward foreign currency exchange contracts (Note 1)	—	21,000,269	—
Advisory fee payable (Note 2)	66,448	144,411	215,052
Sub-Advisory fee payable (Note 2)	13,281	17,329	16,129
Administration fee payable (Note 2)	44,269	57,764	53,763
Sub-Administration fee payable (Note 2)	10,123	13,312	8,610
Custody and accounting fees payable	26,480	62,152	32,680
Trustees’ fees payable (Note 2)	331	331	331
Shareholder servicing fee payable (Note 2)	34,584	44,596	46,126
Transfer agent fee payable	7,775	10,136	11,642
Professional fees payable	7,085	7,789	5,074
Accrued expenses and other liabilities	16,176	18,379	18,612
Total Liabilities	1,186,780	28,108,914	1,314,750
NET ASSETS	$522,797,805	$682,706,397	$635,140,781

NET ASSETS CONSIST OF:
Paid-in capital	$524,846,647	$697,685,991	$114,331,092
Total distributable earnings (loss)(2)	(2,048,842)	(14,979,594)	520,809,689

NET ASSETS	$522,797,805	$682,706,397	$635,140,781

INVESTOR CLASS SHARES
Net Assets	$72,989,858	$92,319,714	$112,793,590
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	7,183,257	9,776,906	4,239,200
Net asset value per share	$10.16	$9.44	$26.61
SELECT CLASS SHARES
Net Assets	$449,807,947	$590,386,683	$522,347,191
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	44,283,340	62,706,031	19,744,853
Net asset value per share	$10.16	$9.42	$26.45
Identified cost of unaffiliated investments	$519,969,967	$667,692,551	$133,922,320
Cost of foreign currency	$—	$133,149	$—
(1) Including securities on loan, at value (see Note 1)	$ N/A	$6,670,254	$3,332,826
(2) Net of deferred capital gain country tax of:	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

34

SA	SA	SA	SA International	SA	SA
U.S. Value	U.S. Small	International	Small Company	Emerging Markets	Real Estate
Fund	Company Fund	Value Fund	Fund	Value Fund	Securities Fund
$544,144,121	$417,636,405	$627,210,538	$317,432,143	$204,129,989	$161,567,087
—	—	—	—	—	956
—	—	35,031	—	703,719	—
1,103,792	1,716,038	1,293,279	360,000	603,697	—
465,625	263,737	869,788	—	104,603	711,770
524,894	348,437	450,406	243,247	199,010	229,341

—	—	—	—	—	—
—	—	—	64	40,886	8,956
—	—	2,142,174	—	2,529	—
29,692	28,654	30,540	28,150	25,637	20,507
—	—	—	—	—	—
546,268,124	419,993,271	632,031,756	318,063,604	205,810,070	162,538,617

—	—	—	—	22,877	—
594,709	790,886	701,403	280,986	211,728	126,109
—	747,852	831,507	359,246	83,245	—
—	2,386,551	15,995,926	—	1,657,157	382,854

—	—	—	—	—	—
185,162	141,204	235,855	66,207	75,837	47,721
46,290	88,252	104,824	—	75,837	13,635
46,290	35,301	52,412	26,501	16,853	13,635
7,555	4,508	8,199	3,627	2,587	2,760
26,314	35,056	52,572	11,639	101,286	16,931
331	331	331	331	331	331
36,847	28,286	40,769	20,858	12,532	10,673
11,438	11,399	11,761	11,143	10,283	10,481
5,563	242	6,803	5,115	1,471	6,132
16,246	14,163	25,332	20,359	105,621	7,019
976,745	4,284,031	18,067,694	806,012	2,377,645	638,281
$545,291,379	$415,709,240	$613,964,062	$317,257,592	$203,432,425	$161,900,336

$373,910,890	$231,070,425	$629,055,216	$204,229,091	$205,040,634	$99,568,762
171,380,489	184,638,815	(15,091,154)	113,028,501	(1,608,209)	62,331,574

$545,291,379	$415,709,240	$613,964,062	$317,257,592	$203,432,425	$161,900,336

$80,164,232	$62,332,236	$84,779,917	$45,394,201	$24,614,203	$22,694,455

4,654,975	2,208,705	7,997,339	2,074,011	2,541,776	1,973,356
$17.22	$28.22	$10.60	$21.89	$9.68	$11.50

$465,127,147	$353,377,004	$529,184,145	$271,863,391	$178,818,222	$139,205,881

27,146,314	12,556,690	50,149,105	12,493,807	18,490,519	12,160,281
$17.13	$28.14	$10.55	$21.76	$9.67	$11.45
$356,884,106	$245,795,186	$578,728,449	$176,484,536	$183,975,792	$97,377,294
$—	$—	$34,561	$—	$696,436	$—
$1,046,832	$13,964,575	$40,695,964	$ N/A	$4,283,787	$2,447,426
$—	$—	$—	$—	$86,644	$—

The accompanying notes are an integral part of these financial statements.

35

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020 (Unaudited) (Continued)

SA Worldwide
Moderate
Growth Fund
ASSETS
Investments in affiliated securities, at value	$26,737,688
Receivable for investments sold	42,951
Receivable from the Adviser (Note 2)	20,688
Prepaid expenses	19,411
Total Assets	26,820,738

LIABILITIES
Payable for fund shares redeemed	42,951
Sub-Administration fee payable (Note 2)	689
Custody and accounting fees payable	10,117
Trustees’ fees payable (Note 2)	331
Transfer agent fee payable	510
Professional fees payable	4,869
Accrued expenses and other liabilities	806
Total Liabilities	60,273
NET ASSETS	$26,760,465
NET ASSETS CONSIST OF:
Paid-in capital	$25,202,926
Total distributable earnings (loss)	1,557,539

NET ASSETS	$26,760,465
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	2,486,622
Net asset value per share	$10.76
Identified cost of affiliated investments	$24,240,255

The accompanying notes are an integral part of these financial statements.

36

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37

STATEMENTS OF OPERATIONS — SIX MONTHS ENDED DECEMBER 31, 2020 (Unaudited)

	SA U.S.	SA Global	SA U.S.
	Fixed Income	Fixed Income	Core Market
	Fund	Fund	Fund
INVESTMENT INCOME
Income:
Unaffiliated dividends	$—	$—	$4,745,786
Affiliated dividends	—	—	—
Interest(1)	1,490,062	1,235,598	3,246
Other income	20	—	1,401
Taxes withheld	—	—	(175)

Total Income	1,490,082	1,235,598	4,750,258
Expenses:
Advisory fees (Note 2)	400,861	866,585	1,260,024
Shareholder Servicing fees (Note 2)
Investor Class	96,466	121,399	143,845
Select Class	114,327	149,037	128,734
Administration fees (Note 2)	267,241	346,634	315,006
Sub-Advisory fees (Note 2)	80,172	103,990	90,513
Sub-Administration fees (Note 2)	50,369	65,465	56,253
Trustees’ fees and expenses (Note 2)	16,994	16,994	16,994
Custody and accounting fees	45,820	85,703	55,302
Transfer agent fees	44,911	48,136	53,759
Professional fees*	28,499	29,299	27,954
Registration fees	21,539	22,965	21,794
Other expenses**	42,567	53,997	47,497

Total expenses before waivers and reimbursements:	1,209,766	1,910,204	2,217,675
Less: Fee waiver by the Adviser (Note 2)	—	—	—

Net expenses	1,209,766	1,910,204	2,217,675

Net investment income	280,316	(674,606)	2,532,583

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments(2)	273,295	6,284,357	50,947,504
Investments in affiliates	—	—	—
Forward foreign currency exchange contracts	—	(39,235,936)	—
Foreign currency transactions	—	87,903	—
Capital gain distributions from underlying funds	—	—	—
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments(3)	(350,864)	43,410,070	77,180,399
Investments in affiliates	—	—	—
Forward foreign currency exchange contracts	—	(7,711,019)	—
Foreign currency transactions	—	87,654	—

Net realized and unrealized gain (loss) on investments and foreign currency transactions and translation	(77,569)	2,923,029	128,127,903

Net increase in net assets resulting from operations	$202,747	$2,248,423	$130,660,486
(1) Interest income includes security lending income of:	$—	$4,121	$3,222
(2) Net of capital gain country tax of:	$—	$—	$—
(3) Net of increase of deferred capital gain country tax accrual of:	$—	$—	$—
* Professional fees include, but are not limited to, fees associated with legal, audit and tax services.
** Other expenses include, but are not limited to, fees associated with insurance and printing services.

The accompanying notes are an integral part of these financial statements.

38

SA U.S.	SA U.S.	SA International	SA International	SA Emerging	SA Real Estate	SA Worldwide
Value	Small Company	Value	Small Company	Markets Value	Securities	Moderate
Fund	Fund	Fund	Fund	Fund	Fund	Growth Fund

$6,087,446	$2,785,916	$9,408,697	$4,818,183	$3,252,256	$3,859,702	$—
—	—	—	—	—	—	341,933
6,751	40,289	95,335	—	23,638	13,520	—
4,761	3,826	—	—	11	—	—
—	(2,220)	(665,822)	—	(438,496)	—	—

6,098,958	2,827,811	8,838,210	4,818,183	2,837,409	3,873,222	341,933

1,020,314	769,317	1,289,753	366,949	416,285	281,372	—

96,720	73,723	102,295	53,848	28,965	29,300	N/A
108,195	81,420	122,847	62,620	40,461	34,336	N/A
255,078	192,329	286,612	146,779	92,508	80,392	—
255,078	480,823	573,224	—	416,285	80,392	—
44,893	33,123	50,462	25,457	16,145	14,643	2,738
16,994	16,994	16,994	16,994	16,994	16,994	16,994
36,659	51,053	73,458	16,884	139,319	24,226	14,504
52,640	52,332	53,464	50,985	46,286	47,466	2,584
26,943	31,975	28,248	27,932	38,852	29,351	27,669
21,438	20,640	21,995	19,398	18,908	18,241	13,030
41,973	38,801	47,986	34,908	31,612	20,907	17,696

1,976,925	1,842,530	2,667,338	822,754	1,302,620	677,620	95,215
—	—	—	(1,950)	(234,111)	(51,240)	(95,215)

1,976,925	1,842,530	2,667,338	820,804	1,068,509	626,380	—

4,122,033	985,281	6,170,872	3,997,379	1,768,900	3,246,842	341,933

(4,855,855)	21,047,066	(9,167,649)	1,658,650	(5,158,215)	981,187	—
—	—	—	—	—	—	(694,412)
—	—	—	—	—	—	—
—	—	138,394	—	(24,303)	—	—
—	—	—	—	—	—	309,155

111,460,810	88,147,689	128,902,254	69,197,444	48,513,278	8,925,335	—
—	—	—	—	—	—	4,751,368
—	—	—	—	—	—	—
—	—	157,144	—	39,662	—	—

106,604,955	109,194,755	120,030,143	70,856,094	43,370,422	9,906,522	4,366,111

$110,726,988	$110,180,036	$126,201,015	$74,853,473	$45,139,322	$13,153,364	$4,708,044
$6,735	$40,283	$95,780	$—	$23,626	$13,510	$—
$—	$—	$—	$—	$20,941	$—	$—
$—	$—	$—	$—	$24,626	$—	$—

The accompanying notes are an integral part of these financial statements.

39

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Six Months Ended
	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$280,316	$8,587,118
Net realized gain (loss) on investments and foreign currency transactions	273,295	659,156
Net increase (decrease) in unrealized appreciation (depreciation)	(350,864)	342,424
Net increase (decrease) in net assets from operations	202,747	9,588,698

Distributions to shareholders:
Investor Class	(5,982)	(1,325,810)
Select Class	(538,634)	(7,519,379)
Total distributions to shareholders	(544,616)	(8,845,189)

Capital share transactions
Proceeds from sale of shares
Investor Class	6,392,149	12,071,114
Select Class	45,599,088	82,796,867
	51,991,237	94,867,981
Value of distributions reinvested
Investor Class	5,905	1,307,312
Select Class	530,259	7,379,380
	536,164	8,686,692
Cost of shares redeemed
Investor Class	(12,895,495)	(37,021,259)
Select Class	(55,883,803)	(157,782,049)
	(68,779,298)	(194,803,308)
Tax-free interclass conversion
Investor Class	(904,223)	(9,430,941)
Select Class	904,223	9,430,941
	—	—
Total capital share transactions	(16,251,897)	(91,248,635)
Total increase (decrease) in net assets	(16,593,766)	(90,505,126)

NET ASSETS
Beginning of year	$539,391,571	$629,896,697
End of year	$522,797,805	$539,391,571

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	628,701	1,188,116
Select Class	4,485,561	8,156,361
Shares issued for distributions reinvested
Investor Class	581	128,916
Select Class	52,167	728,143
Shares redeemed
Investor Class	(1,268,189)	(3,646,934)
Select Class	(5,496,939)	(15,555,449)
Tax-free interclass conversion
Investor Class	(88,911)	(928,091)
Select Class	88,950	928,920
Net decrease in fund shares	(1,598,079)	(9,000,018)

The accompanying notes are an integral part of these financial statements.

40

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Six Months Ended		Six Months Ended
December 31, 2020	Year Ended	December 31, 2020	Year Ended
(Unaudited)	June 30, 2020	(Unaudited)	June 30, 2020

$(674,606)	$1,383,908	$2,532,583	$7,557,488
(32,863,676)	20,439,764	50,947,504	51,273,046
35,786,705	(9,630,572)	77,180,399	(18,767,616)
2,248,423	12,193,100	130,660,486	40,062,918

—	(4,148,976)	(8,604,685)	(16,802,237)
—	(23,851,052)	(40,905,545)	(65,886,578)
—	(28,000,028)	(49,510,230)	(82,688,815)

8,078,517	20,881,450	2,787,302	8,125,897
67,118,540	147,764,376	26,669,711	63,057,750
75,197,057	168,645,826	29,457,013	71,183,647

—	4,095,942	8,082,999	15,971,544
—	23,507,692	40,366,394	65,017,485
—	27,603,634	48,449,393	80,989,029

(15,812,815)	(44,611,309)	(24,771,144)	(58,504,238)
(72,772,767)	(193,298,631)	(99,489,771)	(206,000,192)
(88,585,582)	(237,909,940)	(124,260,915)	(264,504,430)

(739,733)	(11,372,926)	(928,411)	(9,010,402)
739,733	11,372,926	928,411	9,010,402
—	—	—	—
(13,388,525)	(41,660,480)	(46,354,509)	(112,331,754)
(11,140,102)	(57,467,408)	34,795,747	(154,957,651)

$693,846,499	$751,313,907	$600,345,034	$755,302,685
$682,706,397	$693,846,499	$635,140,781	$600,345,034

856,125	2,173,001	106,970	340,329
7,137,794	15,451,976	1,030,580	2,728,044

—	430,854	308,394	664,374
—	2,485,743	1,548,979	2,719,259

(1,675,842)	(4,653,088)	(951,264)	(2,467,312)
(7,739,004)	(20,257,790)	(3,832,987)	(8,752,171)

(78,364)	(1,183,519)	(35,365)	(415,754)
78,667	1,188,290	35,494	417,360
(1,420,624)	(4,364,533)	(1,789,199)	(4,765,871)

The accompanying notes are an integral part of these financial statements.

41

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Six Months Ended
	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$4,122,033	$10,728,909
Net realized gain (loss) on investments and foreign currency transactions	(4,855,855)	(5,144,102)
Net increase (decrease) in unrealized appreciation (depreciation)	111,460,810	(81,542,513)
Net increase (decrease) in net assets from operations	110,726,988	(75,957,706)
Distributions to shareholders:
Investor Class	(1,207,898)	(5,623,754)
Select Class	(8,067,613)	(27,287,842)
Total distributions to shareholders	(9,275,511)	(32,911,596)
Capital share transactions
Proceeds from sale of shares
Investor Class	3,581,467	13,384,483
Select Class	28,061,874	106,667,979
	31,643,341	120,052,462
Value of distributions reinvested
Investor Class	1,179,365	5,494,859
Select Class	7,951,055	25,473,417
	9,130,420	30,968,276
Cost of shares redeemed
Investor Class	(14,007,799)	(34,730,745)
Select Class	(59,248,368)	(124,074,322)
	(73,256,167)	(158,805,067)
Tax-free interclass conversion
Investor Class	(582,172)	(7,478,716)
Select Class	582,172	7,478,716
	—	—
Total capital share transactions	(32,482,406)	(7,784,329)
Total increase (decrease) in net assets	68,969,071	(116,653,631)
NET ASSETS
Beginning of year	$476,322,308	$592,975,939
End of year	$545,291,379	$476,322,308
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	233,737	862,159
Select Class	1,835,249	7,069,084
Shares issued for distributions reinvested
Investor Class	70,284	310,620
Select Class	476,396	1,446,531
Shares redeemed
Investor Class	(901,459)	(2,214,345)
Select Class	(3,811,195)	(8,287,743)
Tax-free interclass conversion
Investor Class	(37,654)	(526,768)
Select Class	37,793	528,755
Net decrease in fund shares	(2,096,849)	(811,707)

The accompanying notes are an integral part of these financial statements.

42

SA U.S. Small Company Fund		SA International Value Fund
Six Months Ended		Six Months Ended
December 31, 2020	Year Ended	December 31, 2020	Year Ended
(Unaudited)	June 30, 2020	(Unaudited)	June 30, 2020

$985,281	$2,255,606	$6,170,872	$13,426,520
21,047,066	3,292,073	(9,029,255)	(27,549,236)
88,147,689	(48,379,710)	129,059,398	(99,951,761)
110,180,036	(42,832,031)	126,201,015	(114,074,477)

(1,519,636)	(3,409,041)	(1,756,435)	(4,103,404)
(9,388,798)	(16,655,015)	(12,115,207)	(22,391,509)
(10,908,434)	(20,064,056)	(13,871,642)	(26,494,913)

2,318,686	12,040,529	3,708,053	16,696,723
17,616,990	90,783,911	29,853,795	116,243,270
19,935,676	102,824,440	33,561,848	132,939,993

1,486,419	3,321,886	1,724,585	4,025,053
9,264,524	15,495,388	11,951,797	21,118,863
10,750,943	18,817,274	13,676,382	25,143,916

(11,996,332)	(24,034,625)	(16,606,224)	(33,515,415)
(59,644,425)	(88,558,580)	(74,473,737)	(131,201,984)
(71,640,757)	(112,593,205)	(91,079,961)	(164,717,399)

(440,445)	(4,997,884)	(709,952)	(7,790,925)
440,445	4,997,884	709,952	7,790,925
—	—	—	—
(40,954,138)	9,048,509	(43,841,731)	(6,633,490)
58,317,464	(53,847,578)	68,487,642	(147,202,880)

$357,391,776	$411,239,354	$545,476,420	$692,679,300
$415,709,240	$357,391,776	$613,964,062	$545,476,420

97,200	530,838	396,191	1,876,884
727,439	4,130,316	3,198,817	13,134,152

53,181	128,955	166,305	363,272
332,419	602,933	1,158,120	1,914,675

(482,314)	(1,063,077)	(1,749,528)	(3,476,298)
(2,398,067)	(4,059,771)	(7,823,666)	(14,374,582)

(17,946)	(246,057)	(75,022)	(893,333)
17,961	246,413	75,250	896,375
(1,670,127)	270,550	(4,653,533)	(558,855)

The accompanying notes are an integral part of these financial statements.

43

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$3,997,379	$5,509,953
Net realized gain (loss) on investments and foreign currency transactions	1,658,650	3,383,298
Net increase (decrease) in unrealized appreciation (depreciation)	69,197,444	(31,780,465)
Net increase (decrease) in net assets from operations	74,853,473	(22,887,214)
Distributions to shareholders:
Investor Class	(873,744)	(3,310,038)
Select Class	(5,861,440)	(16,168,256)
Total distributions to shareholders	(6,735,184)	(19,478,294)
Capital share transactions
Proceeds from sale of shares
Investor Class	1,426,453	4,956,614
Select Class	11,202,679	38,036,789
	12,629,132	42,993,403
Value of distributions reinvested
Investor Class	855,595	3,235,712
Select Class	5,783,462	15,954,808
	6,639,057	19,190,520
Cost of shares redeemed
Investor Class	(7,765,818)	(17,749,929)
Select Class	(34,421,615)	(54,607,570)
	(42,187,433)	(72,357,499)
Tax-free interclass conversion
Investor Class	(358,477)	(3,920,462)
Select Class	358,477	3,920,462
	—	—
Total capital share transactions	(22,919,244)	(10,173,576)
Total increase (decrease) in net assets	45,199,045	(52,539,084)
NET ASSETS
Beginning of year	$272,058,547	$324,597,631
End of year	$317,257,592	$272,058,547
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	73,533	266,159
Select Class	581,599	2,143,493
Shares issued for distributions reinvested
Investor Class	40,282	159,552
Select Class	273,838	791,017
Shares redeemed
Investor Class	(400,570)	(989,404)
Select Class	(1,771,651)	(3,092,356)
Tax-free interclass conversion
Investor Class	(18,507)	(242,521)
Select Class	18,583	243,578
Net decrease in fund shares	(1,202,893)	(720,482)

The accompanying notes are an integral part of these financial statements.

44

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020

$1,768,900	$4,322,218	$3,246,842	$3,755,697
(5,182,518)	(13,419,899)	981,187	2,066,537
48,552,940	(34,218,162)	8,925,335	(18,859,844)
45,139,322	(43,315,843)	13,153,364	(13,037,610)

(428,638)	(713,402)	(851,947)	(1,423,502)
(3,427,507)	(4,453,559)	(5,539,852)	(7,112,402)
(3,856,145)	(5,166,961)	(6,391,799)	(8,535,904)

1,373,726	4,976,831	1,053,921	2,960,123
12,528,942	43,876,587	9,892,543	25,548,122
13,902,668	48,853,418	10,946,464	28,508,245

422,384	702,205	838,814	1,402,951
3,382,640	4,137,606	5,463,111	7,014,151
3,805,024	4,839,811	6,301,925	8,417,102

(4,154,749)	(10,220,751)	(4,113,778)	(10,870,757)
(22,122,265)	(41,080,546)	(17,145,731)	(34,929,458)
(26,277,014)	(51,301,297)	(21,259,509)	(45,800,215)

(262,804)	(2,830,219)	(210,096)	(2,627,760)
262,804	2,830,219	210,096	2,627,760
—	—	—	—
(8,569,322)	2,391,932	(4,011,120)	(8,874,868)
32,713,855	(46,090,872)	2,750,445	(30,448,382)

$170,718,570	$216,809,442	$159,149,891	$189,598,273
$203,432,425	$170,718,570	$161,900,336	$159,149,891

161,850	592,694	93,119	241,020
1,471,218	5,294,978	874,589	2,143,463

45,516	72,095	74,231	112,146
364,902	425,680	485,610	562,934

(485,207)	(1,210,793)	(362,642)	(903,052)
(2,574,858)	(5,153,190)	(1,513,090)	(2,958,229)

(30,716)	(361,496)	(18,377)	(234,761)
30,739	361,701	18,427	235,455
(1,016,556)	21,669	(348,133)	(801,024)

The accompanying notes are an integral part of these financial statements.

45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA Worldwide Moderate Growth Fund
	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$341,933	$816,155
Net realized gain (loss) on investments and foreign currency transactions	(385,257)	891,514
Net increase (decrease) in unrealized appreciation (depreciation)	4,751,368	(4,256,602)
Net increase (decrease) in net assets from operations	4,708,044	(2,548,933)
Distributions to shareholders	(1,248,295)	(1,858,952)
Capital share transactions
Proceeds from sale of shares	2,569,011	6,857,356
Value of distributions reinvested	1,243,187	1,851,726
Cost of shares redeemed	(10,975,562)	(12,046,911)
Total capital share transactions	(7,163,364)	(3,337,829)
Total decrease in net assets	(3,703,615)	(7,745,714)
NET ASSETS
Beginning of year	$30,464,080	$38,209,794
End of year	$26,760,465	$30,464,080

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	252,931	688,179
Shares issued for distributions reinvested	116,077	170,666
Shares redeemed	(1,074,801)	(1,194,954)
Net decrease in fund shares	(705,793)	(336,109)

The accompanying notes are an integral part of these financial statements.

46

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed Income Fund
	Six Months Ended December 31, 2020		Year Ended June 30,
Investor Class	(Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.17		$10.16	$10.11	$10.18	$10.22	$10.20

Income from investment operations:
Net investment income (loss)	(0.00	)(1)(2)	0.13 (1)	(0.20)	(0.05)	0.06	0.03
Net realized and unrealized gain (loss) on investments	(0.01)		0.01	0.46	0.07	(0.05)	0.03
Total from investment operations	(0.01)		0.14	0.26	0.02	0.01	0.06

Less distributions from:
Net investment income	(0.00	)(2)	(0.13)	(0.21)	(0.09)	(0.05)	(0.03)
Capital gains	—		—	—	—	—	(0.01)
Total distributions	(0.00	)(2)	(0.13)	(0.21)	(0.09)	(0.05)	(0.04)

Net asset value, end of period	$10.16		$10.17	$10.16	$10.11	$10.18	$10.22

Total return	(0.09	)%(3)	1.42%	2.58%	0.17%	0.10%	0.53%
Net assets, end of period (000s)	$72,990		$80,440	$113,430	$147,431	$606,640	$615,114
Ratio of net expenses to average net assets	0.64	%(4)	0.63%	0.64%	0.64%	0.65%	0.65%
Ratio of gross expenses to average net assets	0.64	%(4)	0.63%	0.64%	0.64%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	(0.08	)%(4)	1.28%	1.92%	0.94%	0.56%	0.31%
Portfolio turnover rate	17%		49%	88%	107%	115%	140%

(1)	Calculated based on average shares outstanding.
(2)	Amount rounds to less than $(0.005) per share.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

47

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Fixed Income Fund
Select Class	Six Months Ended December 31, 2020 (Unaudited)		Year Ended June 30, 2020	Year Ended June 30, 2019	Period Ended 30 June 2018(1)
Net asset value, beginning of period	$10.16		$10.15	$10.10	$10.18

Income from investment operations:
Net investment income (loss)	0.01	(2)	0.15 (2)	(0.25)	(0.10)
Net realized and unrealized gain (loss) on investments	—		0.01	0.53	0.13
Total from investment operations	0.01		0.16	0.28	0.03

Less distributions from:
Net investment income	(0.01)		(0.15)	(0.23)	(0.11)
Capital gains	—		—	—	—
Total distributions	(0.01)		(0.15)	(0.23)	(0.11)

Net asset value, end of period	$10.16		$10.16	$10.15	$10.10

Total return	0.12	%(3)	1.60%	2.83%	0.33	%(3)
Net assets, end of period (000s)	$449,808		$458,952	$516,466	$472,402
Ratio of net expenses to average net assets	0.42	%(4)	0.42%	0.41%	0.43	%(4)
Ratio of gross expenses to average net assets	0.42	%(4)	0.42%	0.41%	0.43	%(4)(5)
Ratio of net investment income to average net assets	0.14	%(4)	1.47%	2.17%	1.55	%(4)
Portfolio turnover rate	17%		49%	88%	107%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

48

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Six Months Ended December 31, 2020		Year Ended June 30,
Investor Class	(Unaudited)		2020		2019	2018		2017	2016
Net asset value, beginning of period	$9.42		$9.63		$9.59	$9.63		$9.79	$9.63

Income from investment operations:
Net investment income (loss)	(0.02	)(2)	0.00	(1)(2)	(0.09)	0.20		0.09	0.06
Net realized and unrealized gain (loss) on investments	0.04		0.14		0.46	(0.20)		(0.13)	0.17
Total from investment operations	0.02		0.14		0.37	—		(0.04)	0.23

Less distributions from:
Net investment income	—		(0.35)		(0.33)	(0.04)		(0.10)	(0.06)
Capital gains	—		—		—	(0.00	)(1)	(0.02)	(0.01)
Total distributions	—		(0.35)		(0.33)	(0.04)		(0.12)	(0.07)

Net asset value, end of period	$9.44		$9.42		$9.63	$9.59		$9.63	$9.79

Total return	0.21	%(3)	1.46%		3.90%	0.04%		(0.33)%	2.32%
Net assets, end of period (000s)	$92,320		$100,567		$133,954	$170,558		$721,120	$732,949
Ratio of net expenses to average net assets	0.74	%(4)	0.73%		0.73%	0.73%		0.73%	0.73%
Ratio of gross expenses to average net assets	0.74	%(4)	0.73%		0.73%	0.73%		0.73%	0.73%
Ratio of net investment income (loss) to average net assets	(0.38	)%(4)	0.01%		0.53%	1.02%		1.06%	0.91%
Portfolio turnover rate	23%		58%		75%	46%		41%	42%

(1)	Amount rounds to less than $0.005 per share.
(2)	Calculated based on average shares outstanding.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

49

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Six Months Ended
	December 31, 2020		Year Ended		Year Ended	Period Ended
Select Class	(Unaudited)		June 30, 2020		June 30, 2019	30 June 2018(1)
Net asset value, beginning of period	$9.38		$9.59		$9.59	$9.62

Income from investment operations:
Net investment income (loss)	(0.01)	{2)	0.02	{2)	(0.29)	(0.02)
Net realized and unrealized gain (loss) on investments	0.05		0.14		0.68	0.04
Total from investment operations	0.04		0.16		0.39	0.02

Less distributions from:
Net investment income	—		(0.37)		(0.39)	(0.05)
Capital gains	—		—		—	—
Total distributions	—		(0.37)		(0.39)	(0.05)

Net asset value, end of period	$9.42		$9.38		$9.59	$9.59

Total return	0.32	%(3)	1.66%		4.12%	0.25	%(3)
Net assets, end of period (000s)	$590,387		$593,280		$617,360	$568,896
Ratio of net expenses to average net assets	0.52	%(4)	0.51%		0.51%	0.52	%(4)
Ratio of gross expenses to average net assets	0.52	%(4)	0.51%		0.51%	0.54	%(4)(5)
Ratio of net investment income (loss) to average net assets	(0.16	)%(4)	0.21%		0.73%	1.12	%(4)
Portfolio turnover rate	23%		58%		75%	46%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

50

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Six Months Ended December 31, 2020		Year Ended June 30,
Investor Class	(Unaudited)		2020	2019	2018		2017	2016
Net asset value, beginning of period	$23.37		$24.79	$24.18	$21.71		$19.56	$19.47

Income from investment operations:
Net investment income (loss)	0.08	(1)	0.23 (1)	0.01	(0.02)		0.22	0.21
Net realized and unrealized gain on investments	5.32		1.43	1.95	3.45		3.16	0.05
Total from investment operations	5.40		1.66	1.96	3.43		3.38	0.26

Less distributions from:
Net investment income	(0.22)		(0.26)	(0.17)	(0.22)		(0.26)	(0.17)
Capital gains	(1.94)		(2.82)	(1.18)	(0.74)		(0.97)	—
Total distributions	(2.16)		(3.08)	(1.35)	(0.96)		(1.23)	(0.17)

Net asset value, end of period	$26.61		$23.37	$24.79	$24.18		$21.71	$19.56

Total return	23.22	%(2)	6.31%	9.30%	15.91%		17.81%	1.31%
Net assets, end of period (000s)	$112,794		$112,429	$165,849	$205,989		$731,679	$668,601
Ratio of net expenses to average net assets	0.88	%(3)	0.88%	0.88%	0.90%		0.93%	0.98%
Ratio of gross expenses to average net assets	0.88	%(3)	0.88%	0.88%	0.90	%(4)	0.93%	0.98%
Ratio of net investment income to average net assets	0.63	%(3)	0.98%	1.02%	0.90%		1.06%	1.09%
Portfolio turnover rate	0	%(5)	3%	4%	6%		8%	11%

(1)	Calculated based on average shares outstanding.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	Amount rounds to less than 1%.

The accompanying notes are an integral part of these financial statements.

51

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Six Months Ended December 31, 2020		Year Ended	Year Ended	Period Ended
Select Class	(Unaudited)		June 30, 2020	June 30, 2019	30 June 2018(1)
Net asset value, beginning of period	$23.28		$24.71	$24.20	$21.74

Income from investment operations:
Net investment income (loss)	0.11	(2)	0.28 (2)	(0.28)	(0.20)
Net realized and unrealized gain (loss) on investments	5.28		1.43	2.26	3.65
Total from investment operations	5.39		1.71	1.98	3.45

Less distributions from:
Net investment income	(0.28)		(0.32)	(0.29)	(0.25)
Capital gains	(1.94)		(2.82)	(1.18)	(0.74)
Total distributions	(2.22)		(3.14)	(1.47)	(0.99)

Net asset value, end of period	$26.45		$23.28	$24.71	$24.20

Total return	23.28	%(3)	6.56%	9.51%	15.99	%(3)
Net assets, end of period (000s)	$522,347		$487,916	$589,454	$588,965
Ratio of net expenses to average net assets	0.66	%(4)	0.67%	0.66%	0.67	%(4)
Ratio of gross expenses to average net assets	0.66	%(4)	0.67%	0.66%	0.68	%(4)(5)
Ratio of net investment income to average net assets	0.84	%(4)	1.19%	1.24%	1.12%
Portfolio turnover rate	0	%(6)	3%	4%	6%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the year.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.
(6)	Amount rounds to less than 1%

The accompanying notes are an integral part of these financial statements.

52

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Six Months Ended December 31, 2020		Year Ended June 30,
Investor Class	(Unaudited)		2020	2019	2018		2017	2016
Net asset value, beginning of period	$14.10		$17.13	$18.39	$18.51		$16.11	$17.45

Income from investment operations:
Net investment income (loss)	0.11	(2)	0.28 (2)	(0.03)	(0.00	)(1)	0.22	0.24
Net realized and unrealized gain (loss) on investments	3.27		(2.39)	0.24	1.83		3.07	(0.52)
Total from investment operations	3.38		(2.11)	0.21	1.83		3.29	(0.28)

Less distributions from:
Net investment income	(0.26)		(0.26)	(0.19)	(0.24)		(0.25)	(0.22)
Capital gains	—		(0.66)	(1.28)	(1.71)		(0.64)	(0.84)
Total distributions	(0.26)		(0.92)	(1.47)	(1.95)		(0.89)	(1.06)

Net asset value, end of period	$17.22		$14.10	$17.13	$18.39		$18.51	$16.11

Total return	24.03	%(3)	(13.42)%	2.43%	9.59%		20.67%	(1.35)%
Net assets, end of period (000s)	$80,164		$74,571	$117,485	$152,688		$572,841	$519,215
Ratio of net expenses to average net assets	0.96	%(4)	0.95%	0.96%	0.97%		1.00%	1.05%
Ratio of gross expenses to average net assets	0.96	%(4)	0.95%	0.96%	0.97%		1.00%	1.05%
Ratio of net investment income to average net assets	1.43	%(4)	1.71%	1.53%	1.41%		1.29%	1.55%
Portfolio turnover rate	1%		10%	11%	19%		16%	21%

(1)	Amount rounds to less than ($0.005) per share.
(2)	Calculated based on average shares outstanding.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

53

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
Select Class	Six Months Ended December 31, 2020 (Unaudited)		Year Ended June 30, 2020	Year Ended June 30, 2019	Period Ended 30 June 2018(1)
Net asset value, beginning of period	$14.04		$17.07	$18.41	$18.62

Income from investment operations:
Net investment income (loss)	0.13	(2)	0.31 (2)	(0.28)	(0.23)
Net realized and unrealized gain (loss) on investments	3.26		(2.38)	0.51	1.99
Total from investment operations	3.39		(2.07)	0.23	1.76
Less distributions from:
Net investment income	(0.30)		(0.30)	(0.29)	(0.26)
Capital gains	—		(0.66)	(1.28)	(1.71)
Total distributions	(0.30)		(0.96)	(1.57)	(1.97)
Net asset value, end of period	$17.13		$14.04	$17.07	$18.41

Total return	24.21	%(3)	(13.26)%	2.63%	9.20	%(3)
Net assets, end of period (000s)	$465,127		$401,751	$475,491	$448,694
Ratio of net expenses to average net assets	0.74	%(4)	0.74%	0.74%	0.75	%(4)
Ratio of gross expenses to average net assets	0.74	%(4)	0.74%	0.74%	0.76	%(4)(5)
Ratio of net investment income to average net assets	1.65	%(4)	1.93%	1.76%	1.46	%(4)
Portfolio turnover rate	1%		10%	11%	19%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

54

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Six Months Ended
	December 31, 2020		Year Ended June 30,
Investor Class	(Unaudited)		2020	2019	2018		2017		2016
Net asset value, beginning of period	$21.77		$25.46	$27.37	$25.76		$22.40		$25.64

Income from investment operations:
Net investment income (loss)	0.04	(1)	0.09 (1)	0.07	(0.06)		0.05		0.09
Net realized and unrealized gain (loss) on investments	7.10		(2.62)	(1.27)	3.75		4.62		(1.48)
Total from investment operations	7.14		(2.53)	(1.20)	3.69		4.67		(1.39)
Less distributions from:
Net investment income	(0.06)		(0.07)	—	(0.05)		(0.08)		(0.09)
Capital gains	(0.63)		(1.09)	(0.71)	(2.03)		(1.23)		(1.76)
Total distributions	(0.69)		(1.16)	(0.71)	(2.08)		(1.31)		(1.85)
Net asset value, end of period	$28.22		$21.77	$25.46	$27.37		$25.76		$22.40

Total return	32.85	%(2)	(10.66)%	(3.94)%	14.64%		20.90%		(5.23)%
Net assets, end of period (000s)	$62,332		$55,701	$81,679	$113,007		$402,770		$366,164
Ratio of net expenses to average net assets	1.15	%(3)	1.14%	1.15%	1.17%		1.20%		1.20%
Ratio of gross expenses to average net assets	1.15	%(3)	1.14%	1.15%	1.21	%(4)	1.27	%(4)	1.28	%(4)
Ratio of net investment income to average net assets	0.32	%(3)	0.38%	0.31%	0.26%		0.26%		0.42%
Portfolio turnover rate	1%		14%	12%	16%		12%		12%

(1)	Calculated based on average shares outstanding.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

55

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
Select Class	Six Months Ended December 31, 2020 (Unaudited)		Year Ended June 30, 2020	Year Ended June 30, 2019	Period Ended 30 June 2018(1)
Net asset value, beginning of period	$21.74		$25.43	$27.41	$25.96

Income from investment operations:
Net investment income (loss)	0.07	(2)	0.14 (2)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	7.08		(2.61)	(1.08)	3.62
Total from investment operations	7.15		(2.47)	(1.16)	3.56
Less distributions from:
Net investment income	(0.12)		(0.13)	(0.11)	(0.08)
Capital gains	(0.63)		(1.09)	(0.71)	(2.03)
Total distributions	(0.75)		(1.22)	(0.82)	(2.11)
Net asset value, end of period	$28.14		$21.74	$25.43	$27.41

Total return	32.95	%(3)	(10.45)%	(3.73)%	14.05	%(3)
Net assets, end of period (000s)	$353,377		$301,691	$329,561	$331,999
Ratio of net expenses to average net assets	0.92	%(4)	0.92%	0.92%	0.93	%(4)
Ratio of gross expenses to average net assets	0.92	%(4)	0.92%	0.92%	0.95	%(4)(5)
Ratio of net investment income to average net assets	0.55	%(4)	0.61%	0.56%	0.48	%(4)
Portfolio turnover rate	1%		14%	12%	16%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

56

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Six Months Ended
	December 31, 2020		Year Ended June 30,
Investor Class	(Unaudited)		2020	2019	2018	2017		2016
Net asset value, beginning of period	$8.71		$10.96	$11.87	$11.20	$9.16		$11.34

Income from investment operations:
Net investment income	0.09	(1)	0.19 (1)	0.13	0.15	0.27		0.25
Net realized and unrealized gain (loss) on investments	2.02		(2.03)	(0.85)	0.83	2.07		(2.24)
Total from investment operations	2.11		(1.84)	(0.72)	0.98	2.34		(1.99)
Less distributions from:
Net investment income	(0.22)		(0.41)	(0.19)	(0.31)	(0.30)		(0.19)
Capital gains	—		—	—	—	—		—
Total distributions	(0.22)		(0.41)	(0.19)	(0.31)	(0.30)		(0.19)
Net asset value, end of period	$10.60		$8.71	$10.96	$11.87	$11.20		$9.16

Total return	24.29	%(2)	(17.62)%	(5.88)%	8.61%	25.81%		(17.66)%
Net assets, end of period (000s)	$84,780		$80,664	$124,822	$174,610	$714,939		$602,565
Ratio of net expenses to average net assets	1.12	%(4)	1.11%	1.12%	1.12%	1.13	%(3)	1.16%
Ratio of gross expenses to average net assets	1.12	%(4)	1.11%	1.12%	1.12%	1.13	%(3)	1.16%
Ratio of net investment income to average net assets	1.98	%(4)	1.92%	2.67%	1.86%	2.51%		2.51%
Portfolio turnover rate	4%		13%	19%	21%	17%		21%

(1)	Calculated based on average shares outstanding.
(2)	Periods less than one year are not annualized.
(3)	Reflects the fund’s receipt of a one time reimbursement of custody expenses paid in prior years. Had such reimbursement not been included in this period, the annualized net and gross expense ratios would have been 1.15% and 1.15%, respectively.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

57

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
Select Class	Six Months Ended December 31, 2020 (Unaudited)		Year Ended June 30, 2020	Year Ended June 30, 2019	Period Ended 30 June 2018(1)
Net asset value, beginning of period	$8.68		$10.93	$11.89	$11.28

Income from investment operations:
Net investment income (loss)	0.10	(2)	0.22 (2)	(0.19)	(0.21)
Net realized and unrealized gain (loss) on investments	2.01		(2.04)	(0.51)	1.14
Total from investment operations	2.11		(1.82)	(0.70)	0.93
Less distributions from:
Net investment income	(0.24)		(0.43)	(0.26)	(0.32)
Capital gains	—		—	—	—
Total distributions	(0.24)		(0.43)	(0.26)	(0.32)
Net asset value, end of period	$10.55		$8.68	$10.93	$11.89

Total return	24.43	%(3)	(17.46)%	(5.66)%	8.16	%(3)
Net assets, end of period (000s)	$529,184		$464,812	$567,858	$560,676
Ratio of net expenses to average net assets	0.90	%(4)	0.90%	0.90%	0.90	%(4)
Ratio of gross expenses to average net assets	0.90	%(4)	0.90%	0.90%	0.92	%(5)(4)
Ratio of net investment income to average net assets	2.18	%(4)	2.20%	3.08%	4.25	%(4)
Portfolio turnover rate	4%		13%	19%	21%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

58

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Six Months Ended
	December 31, 2020		Year Ended June 30,
Investor Class	(Unaudited)		2020	2019		2018	2017		2016
Net asset value, beginning of period	$17.32		$19.75	$22.94		$22.09	$18.72		$20.43

Income from investment operations:
Net investment income (loss)	0.24	(1)	0.31 (1)	(0.21)		(0.60)	0.18		0.42
Net realized and unrealized gain (loss) on investments	4.76		(1.57)	(1.80)		2.46	3.97		(1.40)
Total from investment operations	5.00		(1.26)	(2.01)		1.86	4.15		(0.98)

Less distributions from:
Net investment income	(0.24)		(0.35)	(0.29)		(0.43)	(0.36)		(0.19)
Capital gains	(0.19)		(0.82)	(0.89)		(0.58)	(0.42)		(0.54)
Total distributions	(0.43)		(1.17)	(1.18)		(1.01)	(0.78)		(0.73)

Net asset value, end of period	$21.89		$17.32	$19.75		$22.94	$22.09		$18.72

Total return	28.93	%(2)	(7.26)%	(8.05)%		8.35%	22.87%		(4.81)%
Net assets, end of period (000s)	$45,394		$41,203	$62,905		$90,584	$355,959		$307,502
Ratio of net expenses to average net assets†	0.75	%(4)	0.75%	0.75%		0.86%	0.96	%(3)	1.04%
Ratio of gross expenses to average net assets†	0.76	%(4)	0.75%	0.76	%(5)	0.86%	0.96	%(3)	1.04%
Ratio of net investment income to average net assets†(6)(6)	2.47	%(4)	1.63%	1.58%		1.27%	0.64%		2.15%
Ratio of expenses to average net assets for the DFA Portfolio (unaudited)(7)†	0.53%		0.53%	0.54%		0.53%	0.53%		0.53%
Ratio of expenses to average net assets for the DFA Portfolio(8)†	0.53%		0.54%	0.53%		0.53%	0.53%		0.54%
Portfolio turnover rate(9)	2%		6%	6%		6%	0%		0%

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	Calculated based on average shares outstanding.
(2)	Periods less than one year are not annualized.
(3)	Reflects the fund’s receipt of a one time reimbursement of custody expenses paid in prior years. Had such reimbursement not been included in this period, the annualized net and gross expense ratios would have been 0.97% and 0.97%, respectively.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.
(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(7)	The DFA Portfolio expense ratios are as of April 30, 2020, 2019, 2018, 2017 and 2016 respectively and are unaudited.
(8)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2020, 2019, 2018, 2017, 2016 and 2015 respectively.
(9)	The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Please refer to the financial statements of the DFA Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

59

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Six Months Ended
	December 31,		Year Ended	Year Ended	Period Ended
Select Class	2020 (Unaudited)		June 30, 2020	June 30, 2019	30 June 2018(1)
Net asset value, beginning of period	$17.24		$19.67	$22.96	$22.01

Income from investment operations:
Net investment income (loss)	0.27	(2)	0.34 (2)	(0.40)	(0.41)
Net realized and unrealized gain (loss) on investments	4.73		(1.55)	(1.58)	2.40
Total from investment operations	5.00		(1.21)	(1.98)	1.99

Less distributions from:
Net investment income	(0.29)		(0.41)	(0.42)	(0.46)
Capital gains	(0.19)		(0.81)	(0.89)	(0.58)
Total distributions	(0.48)		(1.22)	(1.31)	(1.04)

Net asset value, end of period	$21.76		$17.24	$19.67	$22.96

Total return	29.06	%(3)	(7.06)%	(7.81)%	8.98	%(3)
Net assets, end of period (000s)	$271,863		$230,856	$261,693	$264,464
Ratio of net expenses to average net assets†	0.53	%(4)	0.53%	0.52%	0.54%
Ratio of gross expenses to average net assets†	0.53	%(4)	0.53%	0.52%	0.57	%(4)(5)
Ratio of net investment income to average net assets†(6)	2.77	%(4)	1.85%	1.91%	0.98	%(4)
Ratio of expenses to average net assets for the DFA Portfolio (unaudited)†(7)	0.53%		0.53%	0.53%	0.53%
Ratio of expenses to average net assets for the DFA Portfolio(8)†	0.53%		0.54%	0.53%	0.53%
Portfolio turnover rate(9)	2%		6%	6%	6%

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.
(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(7)	The DFA Portfolio expense ratios are as of April 30, 2020, 2019 and 2018 respectively and are unaudited.
(8)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2020, 2019, 2018 and 2017 respectively.
(9)	The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Please refer to the financial statements of the DFA Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

60

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Six Months Ended
	December 31, 2020		Year Ended June 30,
Investor Class	(Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$7.75		$9.85	$9.93	$9.56	$7.78	$9.05

Income from investment operations:
Net investment income (loss)	0.08	(1)	0.18 (1)	(0.12)	(0.11)	0.09	0.11
Net realized and unrealized gain (loss) on investments	2.02		(2.07)	0.20	0.62	1.79	(1.29)
Total from investment operations	2.10		(1.89)	0.08	0.51	1.88	(1.18)

Less distributions from:
Net investment income	(0.17)		(0.21)	(0.16)	(0.14)	(0.10)	(0.09)
Capital gains	—		—	—	—	—	—
Total distributions	(0.17)		(0.21)	(0.16)	(0.14)	(0.10)	(0.09)

Net asset value, end of period	$9.68		$7.75	$9.85	$9.93	$9.56	$7.78

Total return	27.19	%(2)	(19.60)%	0.97%	5.23%	24.42%	(12.95)%
Net assets, end of period (000s)	$24,614		$22,078	$37,001	$49,384	$204,553	$166,788
Ratio of net expenses to average net assets	1.33	%(3)	1.35%	1.35%	1.38%	1.40%	1.40%
Ratio of gross expenses to average net assets(4)	1.63	%(3)	1.61%	1.62%	1.61%	1.66%	1.72%
Ratio of net investment income to average net assets	1.79	%(3)	2.06%	1.78%	1.26%	0.93%	1.52%
Portfolio turnover rate	11%		22%	12%	18%	21%	13%

(1)	Calculated based on average shares outstanding.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

61

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Six Months
	Ended
	December 31,		Year Ended	Year Ended	Period Ended
Select Class	2020 (Unaudited)		June 30, 2020	June 30, 2019	30 June 2018(1)
Net asset value, beginning of period	$7.74		$9.84	$9.94	$9.61

Income from investment operations:
Net investment income (loss)	0.08	(2)	0.19 (2)	(0.20)	(0.11)
Net realized and unrealized gain (loss) on investments	2.04		(2.06)	0.30	0.59
Total from investment operations	2.12		(1.87)	0.10	0.48

Less distributions from:
Net investment income	(0.19)		(0.23)	(0.20)	(0.15)
Capital gains	—		—	—	—
Total distributions	(0.19)		(0.23)	(0.20)	(0.15)

Net asset value, end of period	$9.67		$7.74	$9.84	$9.94

Total return	27.47	%(3)	(19.45)%	1.10%	4.87	%(3)
Net assets, end of period (000s)	$178,818		$148,641	$179,808	$164,047
Ratio of net expenses to average net assets	1.13	%(4)	1.14%	1.15%	1.16	%(4)
Ratio of gross expenses to average net assets(5)	1.38	%(4)	1.37%	1.37%	1.41	%(4)
Ratio of net investment income to average net assets	1.93	%(4)	2.23%	1.88%	1.74	%(4)
Portfolio turnover rate	11%		22%	12%	18%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

62

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Six Months Ended
	December 31, 2020		Year Ended June 30,
Investor Class	(Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.02		$12.43	$11.40	$11.38	$12.17	$10.03

Income from investment operations:
Net investment income (loss)	0.22	(1)	0.22 (1)	(0.34)	0.14	0.21	0.26
Net realized and unrealized gain (loss) on investments	0.70		(1.08)	1.79	0.21	(0.59)	2.07
Total from investment operations	0.92		(0.86)	1.45	0.35	(0.38)	2.33

Less distributions from:
Net investment income	(0.29)		(0.15)	(0.35)	(0.14)	(0.35)	(0.19)
Capital gains	(0.15)		(0.40)	(0.07)	(0.19)	(0.06)	—
Total distributions	(0.44)		(0.55)	(0.42)	(0.33)	(0.41)	(0.19)

Net asset value, end of period	$11.50		$11.02	$12.43	$11.40	$11.38	$12.17

Total return	8.46	%(2)	(7.47)%	13.32%	3.14%	(2.98)%	23.56%
Net assets, end of period (000s)	$22,694		$24,097	$36,944	$44,916	$172,150	$186,216
Ratio of net expenses to average net assets	0.95	%(3)	0.95%	0.95%	0.98%	1.00%	1.00%
Ratio of gross expenses to average net assets(4)	1.06	%(3)	1.02%	1.04%	1.04%	1.05%	1.06%
Ratio of net investment income to average net assets	3.80	%(3)	1.82%	2.28%	2.27%	1.53%	2.43%
Portfolio turnover rate	2%		3%	6%	6%	7%	7%

(1)	Calculated based on average shares outstanding.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

63

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Six Months Ended
	December 31,		Year Ended	Year Ended	Period Ended
Select Class	2020 (Unaudited)		June 30, 2020	June 30, 2019	30 June 2018(1)
Net asset value, beginning of period	$10.98		$12.40	$11.41	$11.53

Income from investment operations:
Net investment income (loss)	0.23	(2)	0.25 (2)	(0.53)	(0.09)
Net realized and unrealized gain (loss) on investments	0.71		(1.09)	2.00	0.32
Total from investment operations	0.94		(0.84)	1.47	0.23

Less distributions from:
Net investment income	(0.32)		(0.18)	(0.41)	(0.16)
Capital gains	(0.15)		(0.40)	(0.07)	(0.19)
Total distributions	(0.47)		(0.58)	(0.48)	(0.35)

Net asset value, end of period	$11.45		$10.98	$12.40	$11.41

Total return	8.66	%(3)	(7.35)%	13.54%	2.03	%(3)
Net assets, end of period (000s)	$139,206		$135,052	$152,655	$140,647
Ratio of net expenses to average net assets	0.75	%(4)	0.75%	0.75%	0.76	%(4)
Ratio of gross expenses to average net assets(5)	0.81	%(4)	0.79%	0.78%	0.85	%(4)
Ratio of net investment income to average net assets	4.08	%(4)	2.09%	2.42%	3.10	%(4)
Portfolio turnover rate	2%		3%	6%	6%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

64

FINANCIAL HIGHLIGHTS (Continued)

	SA Worldwide Moderate Growth Fund
	Six Months Ended
	December 31, 2020		Year Ended June 30,
	(Unaudited)		2020	2019	2018	2017	2016‡
Net asset value, beginning of period	$9.54		$10.83	$11.29	$10.73	$9.51	$10.00

Income from investment operations:
Net investment income (loss)	0.13	(1)	0.24 (1)	(0.18)	(0.15)	0.14	0.10
Net realized and unrealized gain (loss) on investments	1.62		(0.97)	0.39	1.03	1.27	(0.49)
Total from investment operations	1.75		(0.73)	0.21	0.88	1.41	(0.39)

Less distributions from:
Net investment income	(0.20)		(0.25)	(0.21)	(0.15)	(0.14)	(0.10)
Capital gains	(0.33)		(0.31)	(0.46)	(0.17)	(0.05)	—
Total distributions	(0.53)		(0.56)	(0.67)	(0.32)	(0.19)	(0.10)

Net asset value, end of period	$10.76		$9.54	$10.83	$11.29	$10.73	$9.51

Total return	18.31	%(2)	(7.33)%	2.53%	8.11%	15.04%	(3.89	)%(2)
Net assets, end of period (000s)	$26,760		$30,464	$38,210	$35,745	$27,422	$11,662
Ratio of net expenses to average net assets(4)	0.00	%(3)	0.00%	0.00%	0.00%	0.00%	0.00	%(3)
Ratio of gross expenses to average net assets(4)(5)	0.68	%(3)	0.54%	0.51%	0.60%	0.61%	2.72	%(3)
Ratio of net investment income to average net assets(4)(6)	2.45	%(3)	2.36%	2.07%	1.09%	1.32%	1.11	%(3)
Portfolio turnover rate	8%		23%	14%	20%	11%	5%

‡	Fund commenced operations on July 1, 2015.
(1)	Calculated based on average shares outstanding.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	These ratios exclude the impact of the underlying affiliated funds as represented in the Portfolio of Investments.
(5)	Gross expenses before waivers of expenses.
(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

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1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following ten Funds, each of which (with the exception of the SA Worldwide Moderate Growth Fund) is a diversified mutual fund as defined in the 1940 Act. Each Fund represents a distinct portfolio with its own investment objective. Refer to the Prospectus for each Fund’s investment objective:

SA U.S. Fixed Income Fund

SA Global Fixed Income Fund

SA U.S. Core Market Fund

SA U.S. Value Fund

SA U.S. Small Company Fund

SA International Value Fund

SA International Small Company Fund

SA Emerging Markets Value Fund

SA Real Estate Securities Fund

SA Worldwide Moderate Growth Fund

The SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, and SA International Small Company Fund commenced investment operations on August 5, 1999, the SA Global Fixed Income Fund, commenced operations on July 29, 1999, the SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund, commenced operations on April 2, 2007, and the SA Worldwide Moderate Growth Fund, commenced operations on July 1, 2015.

Each SA Fund, with the exception of the SA Worldwide Moderate Growth Fund, offers Investor Class shares and Select Class shares. The SA Worldwide Moderate Growth Fund offers only a single share class.

Select Class shares are available to investors that invest through the Strategist Program of Buckingham Strategic Partners, LLC (the “Adviser” or “Buckingham”) and certain registered investment companies at the discretion of the Adviser. In addition, Select Class shares are available to certain Turn-Key Asset Management Program participants who invest through a unified managed account program sponsored by the Adviser and who invest at least $500,000 in a model portfolio that includes one or more of the Funds; or investors who are clients of investment advisors whose clients invest in aggregate at least $20 million in the Funds and other accounts managed by the Adviser. The Adviser may automatically convert Investor Class shares to Select Class shares when investment level thresholds are achieved. The minimum initial purchase amount of Select Class shares is generally $100,000 in aggregate across all of the SA Funds with no minimum for subsequent investments. In the Adviser’s discretion, the minimum initial purchase amount may be applied across all assets of the investor under administration with the investment advisor or may be reduced.

The SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., a separate registered investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series,

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The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”), an open-end management investment company. As of December 31, 2020, the SA International Small Company Fund held approximately 2.65% of the DFA Portfolio. The SA International Small Company Fund adheres closely to the accounting for a fund-of-funds investments under the AICPA Audit and Accounting Guide for Investment Companies. The performance of the SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio and the Series in which it invests are included elsewhere in this report and should be read in conjunction with the financial statements of the SA International Small Company Fund.

The SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Select Class shares of the Underlying SA Funds managed by the Adviser comprising various asset categories and strategies. The Adviser has established an asset allocation target for the SA Worldwide Moderate Growth Fund. This target is the approximate percentage of the SA Worldwide Moderate Growth Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the SA Worldwide Moderate Growth Fund currently expects that it will invest approximately 75% of its assets in equity investments and approximately 25% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds. The performance of the SA Worldwide Moderate Growth Fund is directly affected by the performance of the Underlying SA Funds. The financial statements of the Underlying SA Funds are included elsewhere in the report and should be read in conjunction with the financial statements of the SA Worldwide Moderate Growth Fund.

Use of Estimates — The Funds are investment companies that follow the accounting and reporting guidance of applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Codification Financial Services – Investment Companies Topic 946.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

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Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board” or the “Trustees”) pursuant to procedures approved by the Board.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Pricing Committee (or its designee). For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Pricing Committee (or its designee) may consider various factors, including unobservable market inputs when arriving at fair value. The Pricing Committee (or its designee) may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Pricing Committee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

The tables below provide a summary of the inputs as of December 31, 2020, in valuing each Fund’s investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Balance as of December 31, 2020
Assets
SA U.S. Fixed Income Fund
Yankee Corporate Bonds And Notes	$—	$17,056,509		$—	$17,056,509
Corporate Bonds and Notes	—	109,125,131		—	109,125,131
U.S. Government & Agency Obligations	—	163,437,406		—	163,437,406
Short-Term Investments	2,167,511	229,711,685		—	231,879,196
Total Investments	$2,167,511	$519,330,731		$—	$521,498,242
SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$679,764,993		$—	$679,764,993
Short-Term Investments	25,288,653	—		—	25,288,653
Other Financial Instruments Forward Foreign Currency Contracts	—	679,246		—	679,246
Total Investments	$25,288,653	$680,444,239		$—	$705,732,892
Liabilities
Other Financial Instruments Forward Foreign Currency Contracts	$—	$(21,000,269)		$—	$(21,000,269)
SA U.S. Core Market Fund
Assets
Common Stocks	$607,120,562	$—		$—	$607,120,562
Preferred Stocks	10,692	—		—	10,692
Mutual Funds	25,596,455	—		—	25,596,455
Short-Term Investments	1,128,458	—		—	1,128,458
Total Investments	$633,856,167	$—	$		$633,856,167
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NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2020 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Balance as of December 31, 2020
SA U.S. Value Fund
Assets
Common Stocks	$543,668,318		$—	$—		$543,668,318
Short-Term Investments	475,803		—	—		475,803
Total Investments	$544,144,121		$—	$—		$544,144,121
SA U.S. Small Company Fund
Assets
Common Stocks	$415,028,405		$7,085	$3,994	†	$415,039,484
Preferred Stocks	209,089		—	—		209,089
Rights And Warrants	—		—	1,281	†	1,281
Short-Term Investments	2,386,551		—	—		2,386,551
Total Investments	$417,624,045		$7,085	$5,275		$417,636,405
SA International Value Fund
Assets
Common Stocks	$602,199,747		$—	$0	†	$602,199,747
Preferred Stocks	8,966,519		—	—		8,966,519
Rights And Warrants	48,346		—	—		48,346
Short-Term Investments	15,995,926		—	—		15,995,926
Total Investments	$627,210,538		$—	$0		$627,210,538
SA International Small Company Fund
Assets
Mutual Funds	$317,432,143		$—	$—		$317,432,143
Total Investments	$317,432,143		$—	$—		$317,432,143
SA Emerging Markets Value Fund
Assets
Common Stocks	$199,484,216	†	$333,164	$7,121	†	$199,824,501
Preferred Stocks	2,648,331		—	—		2,648,331
Rights and Warrants	—		—	0	†	—
Short-Term Investments	1,657,157		—	—		1,657,157
Total Investments	$203,789,704		$333,164	$7,121		$204,129,989
SA Real Estate Securities Fund
Assets
Common Stocks	$160,580,131		$—	$2,446		$160,582,577
Short-Term Investments	984,510		—	—		984,510
Total Investments	$161,564,641		$—	$2,446		$161,567,087
SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$26,737,688		$—	$—		$26,737,688
Total Investments	$26,737,688		$—	$—		$26,737,688

†	Contains securities with a market value of zero.
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NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2020 (Unaudited) (Continued)

Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or Dimensional Fund Advisor LP (the “Sub-Adviser”) specifically identifies as not being available. Any gain or loss in the fair price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair value of the loaned securities with respect to other U.S. securities and 105% of the current fair value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

As of December 31, 2020, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

	Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral (Including Calculated Mark)
SA Global Fixed Income Fund	$6,670,254	$6,341,138	$—	$6,341,138
SA U.S. Core Market Fund	$3,332,826	$188,498	$3,239,818	$3,428,316
SA U.S. Value Fund	$1,046,832	$—	$1,069,927	$1,069,927
SA U.S. Small Company Fund	$13,964,575	$2,386,551	$12,018,732	$14,405,283
SA International Value Fund	$40,695,964	$15,995,926	$26,312,346	$42,308,272
SA Emerging Markets Value Fund	$4,283,787	$1,657,157	$2,925,806	$4,582,963
SA Real Estate Securities Fund	$2,447,426	$382,854	$2,139,501	$2,522,355

*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.
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The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of December 31, 2020
Securities Lending Transaction(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$6,341,138	$—	$—	$—	$6,341,138
Total Borrowings	$6,341,138	$—	$—	$—	$6,341,138
Gross amount of recognized liabilities for securities lending transactions					$6,341,138

SA U.S. Core Market Fund
Government Money Market	$188,498	$—	$—	$—	$188,498
Total Borrowings	$188,498	$—	$—	$—	$188,498
Gross amount of recognized liabilities for securities lending transactions					$188,498

SA U.S. Small Company Fund
Government Money Market	$2,386,551	$—	$—	$—	$2,386,551
Total Borrowings	$2,386,551	$—	$—	$—	$2,386,551
Gross amount of recognized liabilities for securities lending transactions					$2,386,551

SA International Value Fund
Government Money Market	$15,995,926	$—	$—	$—	$15,995,926
Total Borrowings	$15,995,926	$—	$—	$—	$15,995,926
Gross amount of recognized liabilities for securities lending transactions					$15,995,926

SA Emerging Markets Value Fund
Government Money Market	$1,657,157	$—	$—	$—	$1,657,157
Total Borrowings	$1,657,157	$—	$—	$—	$1,657,157
Gross amount of recognized liabilities for securities lending transactions					$1,657,157

SA Real Estate Securities Fund
Government Money Market	$382,854	$—	$—	$—	$382,854
Total Borrowings	$382,854	$—	$—	$—	$382,854
Gross amount of recognized liabilities for securities lending transactions					$382,854

(1) Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

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Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

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The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that will help the SA Global Fixed Income Fund mitigate its counterparty risk, the SA Global Fixed Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the SA Global Fixed Income Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the SA Global Fixed Income Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the SA Global Fixed Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in its Statement of Assets and Liabilities.

The following tables, grouped into appropriate risk categories, disclose the amounts related to the Fund’s use of derivative instruments and hedging activities at December 31, 2020, on a gross basis:

			Gain or (Loss) on Derivatives Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Realized Loss(3)	Change in Depreciation(4)
Foreign currency	$679,246	$21,000,269	$(39,235,936)	$(7,711,019)

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

(3)	Statement of Operations location: Realized gain (loss) on: Forward foreign currency exchange contracts.

(4)	Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: Forward foreign currency exchange contracts.

Forward Currency Contracts Assets and Collateral Held by Counterparty as of December 31, 2020:

Counterparty	Gross Amount of Assets Presented in Statements of Assets & Liabilities	Financial Instruments Available for Offset	Collateral Received	Net Amount
Bank of America N.A.	$98,949	$(98,949)	—	—
HSBC Bank	$123,874	$(60,400)	—	$63,474
State Street Bank and Trust Co.	$456,423	$(456,423)	—	—
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NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2020 (Unaudited) (Continued)

Forward Currency Contracts Liabilities and Collateral Pledged as of December 31, 2020:

Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets & Liabilities	Financial Instruments Available for Offset	Collateral Pledged	Net Amount
Bank of America N.A.	$13,237,263	$(98,949)	—	$13,138,314
Goldman Sachs Capital Markets L.P.	$18,249	—	—	$18,249
HSBC Bank	$60,400	$(60,400)	—	—
Citibank N.A.	$5,513,395	—	—	$5,513,395
Morgan Stanley & Co., Inc.	$77,173	—	—	$77,173
State Street Bank and Trust Co.	$2,093,789	$(456,423)	—	$1,637,366

For the six months ended December 31, 2020, the average monthly principal amount of Forward foreign currency exchange contracts was $319,312,555.

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

Investment income and realized and unrealized gains(losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Class specific expenses are charged directly to that share class. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets. Expenses are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, or capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of December 31, 2020, if any, are reflected in each Fund’s Statement of Assets and Liabilities.

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SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2020 (Unaudited) (Continued)

Federal Income Tax — Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income and net capital gain to their shareholders. Therefore, no income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2020, and for all open tax years, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

The Trust management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2017- 2019), or expected to be taken in the Funds’ 2020 tax returns.

As of June 30, 2020, for U.S. federal income tax purposes, the Funds have realized capital losses which may be carried forward indefinitely to offset future next realized gains as follows:

	Unlimited Short-Term Losses	Unlimited Long-Term Losses
SA U.S. Fixed Income Fund	$2,528,865	$1,297,038
SA Global Fixed Income Fund	—	5,749,767
SA International Value Fund	2,247,991	51,850,661
SA Emerging Markets Value Fund	108,550	14,245,706

At December 31, 2020, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	$519,969,967	$1,530,424	$(2,149)	$1,528,275
SA Global Fixed Income Fund	667,692,551	37,386,908	(25,813)	37,361,095
SA U.S. Core Market Fund	133,922,320	499,955,457	(21,610)	499,933,847
SA U.S. Value Fund	356,884,106	217,610,843	(30,350,828)	187,260,015
SA U.S. Small Company Fund	245,795,186	195,952,585	(24,111,366)	171,841,219
SA International Value Fund	578,728,449	115,124,858	(66,642,769)	48,482,089
SA International Small Company Fund	176,484,536	140,947,607	—	140,947,607
SA Emerging Markets Value Fund	183,975,792	46,360,582	(26,206,385)	20,154,197
SA Real Estate Securities Fund	97,377,294	69,865,877	(5,676,084)	64,189,793
SA Worldwide Moderate Growth Funds	24,240,255	2,544,100	(46,667)	2,497,433
76

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2020 (Unaudited) (Continued)

Distributions to Shareholders — Each Fund, excluding the SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income, if any, annually. The SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

The SA Real Estate Securities Fund characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date, a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income and net capital gains for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences may include wash sales, passive foreign investment companies, non-REIT return of capital, foreign currency transactions, premium amortization, and straddle losses that will reverse in a subsequent period. During any particular year, a Fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to a Fund if not distributed and, therefore, will be distributed to shareholders annually.

2. Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund.

77

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2020 (Unaudited) (Continued)

For the advisory services provided to the Funds under the Advisory Agreement, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Advisory Fees
SA U.S. Fixed Income Fund	0.15%
SA Global Fixed Income Fund	0.25%
SA U.S. Core Market Fund	0.40%
SA U.S. Value Fund	0.40%
SA U.S. Small Company Fund	0.40%
SA International Value Fund	0.45%
SA International Small Company Fund	0.25%
SA Emerging Markets Value Fund	0.45%
SA Real Estate Securities Fund	0.35%
SA Worldwide Moderate Growth	0.00%*

*The management fee for the SA Worldwide Moderate Growth Fund has two components. There is no management fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to a management fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to a management fee.

For the administrative services provided to the Funds, the Adviser is entitled to a fee from each Fund, except the SA Worldwide Moderate Growth Fund, computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. For the sub-advisory services provided to the Funds under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Sub-Advisor Fees
SA U.S. Fixed Income Fund	0.03%
SA Global Fixed Income Fund	0.03%
SA U.S. Core Market Fund	0.03%*
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.25%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.45%
SA Real Estate Securities Fund	0.10%

*The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

78

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2020 (Unaudited) (Continued)

The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% and 0.05% of the average daily net assets of each Fund’s Investor Class and Select Class shares, respectively. There is no shareholder servicing fee on assets of the SA Worldwide Moderate Growth Fund that are invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The SA Worldwide Moderate Growth Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investment. The SA Worldwide Moderate Growth Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.

The Adviser has contractually agreed to waive its advisory fees and/or to reimburse expenses to the extent that: (1) each Fund’s Investor Class shares’ operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum shown in the table below; (2) each Fund’s Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expense ratio after fee waiver and/or expense reimbursement and will not exceed, in the aggregate, the rate per annum shown in the table below. This agreement will remain in effect until October 28, 2021, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. In addition, the Adviser has contractually agreed to waive fees and/or reimburse expenses so that the SA Worldwide Moderate Growth Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses and any other expenses related to Investments in Other Assets) do not exceed the total annual acquired fund fees and expenses related to the Fund’s investments in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, or any money market fund. This agreement will remain in effect until July 1, 2025, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. These agreements may only be amended or terminated during their terms with the approval of the Board. The expense limitations for the Funds are as follows:

	Expense Limitation
	Investor Class	Select Class
SA U.S. Fixed Income Fund	0.65%	0.45%
SA Global Fixed Income Fund	0.75%	0.55%
SA U.S. Core Market Fund	0.90%	0.70%
SA U.S. Value Fund	1.00%	0.80%
SA U.S. Small Company Fund	1.15%	0.95%
SA International Value Fund	1.15%	0.95%
SA International Small Company Fund	0.75%	0.55%
SA Emerging Markets Value Fund	1.33%	1.13%
SA Real Estate Securities Fund	0.95%	0.75%

Trustees’ Fees and Expenses — For their services as Trustees, the Trustees of the Trust received an annual retainer fee of $107,500, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board receives an annual supplemental compensation of $10,750 per year. Effective January 1, 2021, the Trustees of the Trust receive an annual retainer fee of $118,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. Also effective January 1, 2021, the Chairman of the Board receives an annual supplemental compensation of $11,800 per year.

79

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2020 (Unaudited) (Continued)

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.02% of the first $1.5 billion of net assets and 0.0175% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $70,000 annually per Fund, except for the SA International Small Company Fund and the SA Worldwide Moderate Growth Fund, which are subject to a minimum fee of $50,000 annually per Fund. Fees are calculated for the fund complex and then allocated to the Funds based upon each Fund’s total net assets, which may cause a Fund to pay less than the minimum annual charge.

3. Purchases and Sales of Securities

Excluding short-term investments, each Fund’s purchases and sales of securities for the six months ended December 31, 2020 were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
SA US Fixed Income Fund	$46,765,951	$1,650,266	$37,509,457	$38,789,156
SA Global Fixed Income Fund	—	137,150,365	14,015,518	183,387,342
SA US Core Market Fund	—	166,840	—	91,658,076
SA US Value Fund	—	2,914,530	—	41,090,179
SA US Small Company Fund	—	5,173,847	—	54,889,643
SA International Value Fund	—	22,615,053	—	72,463,472
SA International Small Company Fund	—	4,945,183	—	30,858,000
SA Emerging Markets Value Fund	—	20,661,062	—	30,503,379
SA Real Estate Securities Fund	—	3,599,013	—	10,815,911
SA Worldwide Moderate Growth Fund	—	2,198,773	—	9,984,938

4. Affiliated Ownership

The SA Worldwide Moderate Growth Fund invests in Underlying Securities and other Investment Companies, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). A summary of the transactions with each Affiliated Underlying Fund during the six months ended December 31, 2020 follows:

Affiliated Investment Companies	Beginning Value as of June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales of Affiliated Investment Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of December 31, 2020	Shares as of December 31, 2020	Dividend Income from Affiliated Investment Companies	Capital Gain Distributions from Affiliated Investment Companies
SA Emerging Markets Value Fund	$3,318,734	$240,489	$(1,248,609)	$(192,425)	$894,141	$3,012,330	311,513	$58,430	$—
SA Global Fixed Income Fund	4,568,648	422,090	(1,157,606)	(24,521)	38,535	3,847,146	408,836	—	—
SA International Value Fund	5,733,397	315,799	(1,990,259)	(370,634)	1,430,571	5,118,874	485,201	117,349	—
SA Real Estate Securities Fund	1,843,581	225,712	(535,409)	(43,343)	123,656	1,614,197	140,978	43,066	20,611
SA U.S. Core Market Fund	3,682,769	412,440	(1,318,058)	280,182	203,840	3,261,173	123,296	32,003	221,715
SA U.S. Fixed Income Fund	3,044,192	285,968	(765,488)	58	394	2,565,124	252,473	3,084	—
SA U.S. Small Company Fund	3,402,067	145,333	(1,368,298)	(58,799)	870,755	2,991,058	106,292	12,993	66,829
SA U.S. Value Fund	4,873,508	150,943	(1,601,211)	(284,930)	1,189,476	4,327,786	252,643	75,008	—
Totals	$30,466,896	$2,198,774	$(9,984,938)	$(694,412)	$4,751,368	$26,737,688		$341,933	$309,155
80

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2020 (Unaudited) (Continued)

5. Recent Accounting Pronouncements

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended December 31, 2020, the Funds have chosen to adopt certain provisions of the standard which eliminated the disclosures of transfers between level 1 and level 2 portfolio investments and the policy for the timing of transfers between levels of the fair value hierarchy. Management has concluded that the full adoption of this ASU will not have a material impact on the Funds’ financial statements.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

6. Consideration related to COVID-19 Pandemic

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

7. Subsequent Events

On November 12, 2020, President Trump issued an executive order that prohibits U.S. persons from transacting in publicly traded securities designated by the U.S. Department of Defense as “Communist Chinese Military Companies” or “CCMCs” or in instruments that are derivative of, or are designed to provide investment exposure to, prohibited CCMC securities, the (“Executive Order”). The list of CCMCs is subject to change from time to time, which could prevent the SA Emerging Markets Value Fund from acquiring securities previously deemed suitable investments or result in a forced sale of a security in the portfolio at an inopportune time or price which may result in losses to the Fund. The Executive Order became effective on January 11, 2021, but it is unclear whether the Executive Order will continue in effect in its current form under the Biden administration or be amended. Additionally, on December 18, 2020, the Holding Foreign Companies Accountable Act was signed into law by President Trump. The Act could cause the securities of foreign issuers (including China) to be de-listed from U.S. stock exchanges if those companies do not permit U.S. oversight of the auditing of their financial information. To the extent the Fund invests in securities of Chinese companies listed in the U.S., delisting could impact the Fund’s ability to transact in such securities and could significantly impact their liquidity and market price. Management has begun to undertake actions related to the Executive Order, and will continue to evaluate and determine, what, if any, additional actions are required to comply with the Executive Order.

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SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (844) 366-0905 and on the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Schedules of Portfolio Holdings

The Trust files the complete schedules of portfolio holdings for each Fund monthly on Form N-PORT with every third month made available to the public on the SEC’s website at www.sec.gov no later than 60 days after the relevant period. The Trust’s Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-PORT is also available without charge, upon request, by calling 1-844-366-0905.

Semi-Annual Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund for the second quarter of each fiscal year on Form N-CSR. The Trust’s Form N-CSR is available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-CSR is also available without charge, upon request, by calling (844) 366-0905.

Additional Information

This report is prepared for the general information of shareholders and is not an offer of shares of the SA Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

More information about the SA Funds is available without charge, upon request, please mail, visit the Funds’ website or call:

SA Funds – Investment Trust

c/o Buckingham Strategic Partners

10 Almaden Blvd.

15th Floor

San Jose, California 95113

Toll-free: 1-844-366-0905

Website: http://www.sa-funds.com

82

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund’s Expense

Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the period, July 1, 2020 through December 31, 2020. Expenses paid during the period in the table below are equal to the annualized net expense ratio of the Funds’ each class of shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

Actual Expenses

The table below shows the actual account values and actual Fund expenses, based on the actual performance of the Funds’ each class of shares during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

	Actual Expenses
	Investor Class				Select Class
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SA U.S. Fixed Income Fund	$1,000	$999.10	0.64%	$3.22	$1,000	$1,001.20	0.42%	$2.12
SA Global Fixed Income Fund	1,000	1,003.20	0.74	3.74	1,000	1,002.10	0.52	2.62
SA U.S. Core Market Fund	1,000	1,232.20	0.88	4.95	1,000	1,232.80	0.66	3.71
SA U.S. Value Fund	1,000	1,240.30	0.96	5.42	1,000	1,242.10	0.74	4.18
SA U.S. Small Company Fund	1,000	1,328.50	1.15	6.75	1,000	1,329.50	0.92	5.40
SA International Value Fund	1,000	1,242.90	1.12	6.33	1,000	1,244.30	0.90	5.09
SA International Small Company Fund	1,000	1,280.30	0.75	4.31	1,000	1,290.60	0.53	3.06
SA Emerging Markets Value Fund	1,000	1,271.90	1.33	7.62	1,000	1,274.70	1.13	6.48
SA Real Estate Securities Fund	1,000	1,084.60	0.95	4.99	1,000	1,086.60	0.75	3.94

	Actual Expenses
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SA Worldwide Moderate Growth Fund	$1,000	$1,183.10	0.00%	$0.00

See notes to financial statements.

83

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on actual expense ratio of the Funds’ each class of shares and an assumed rate of return of 5% per year before expenses, which is not actual return of the Funds’ each class of shares. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Hypothetical Expenses
	Investor Class				Select Class
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SA U.S. Fixed Income Fund	$1,000	$1,021.98	0.64%	$3.26	$1,000	$1,023.09	0.42%	$2.14
SA Global Fixed Income Fund	1,000	1,021.48	0.74	3.77	1,000	1,022.58	0.52	2.65
SA U.S. Core Market Fund	1,000	1,020.77	0.88	4.48	1,000	1,021.88	0.66	3.36
SA U.S. Value Fund	1,000	1,020.37	0.96	4.89	1,000	1,021.48	0.74	3.77
SA U.S. Small Company Fund	1,000	1,019.41	1.15	5.85	1,000	1,020.57	0.92	4.69
SA International Value Fund	1,000	1,019.56	1.12	5.70	1,000	1,020.67	0.90	4.58
SA International Small Company Fund	1,000	1,021.42	0.75	3.82	1,000	1,022.53	0.53	2.70
SA Emerging Markets Value Fund	1,000	1,018.50	1.33	6.77	1,000	1,019.51	1.13	5.75
SA Real Estate Securities Fund	1,000	1,020.42	0.95	4.84	1,000	1,021.42	0.75	3.82

	Hypothetical Expenses
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SA Worldwide Moderate Growth Fund	$1,000	$1,025.21	0.00%	$0.00

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of investing in different funds. In addition, if these transaction costs were included, your costs would have been higher.

See notes to financial statements.

84

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

85

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax

Investment Footnotes
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
†	See Note B to Financial Statements.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
86

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

EXPENSE TABLE	Six Months Ended October 31, 2020

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio(1)	Expenses Paid During Period(1)
International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,151.90	0.53%	$2.87
Hypothetical 5% Annual Return	$1,000.00	$1,022.47	0.53%	$2.69

[1]	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

[2]	The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).
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DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on December 17, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FUND OF FUNDS	Affiliated Investment Companies
International Small Company Portfolio	100.0%
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DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,980,332,730
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,635,310,471
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,824,946,495
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,375,907,467
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,159,108,888
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$11,975,606,051

As of December 31, 2020, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	355	03/19/21	$62,204,831	$62,792,400	$587,569
Total Futures Contracts			$62,204,831	$62,792,400	$587,569

Summary of the Portfolio’s investments as of December 31, 2020, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$11,975,606,051	—	—	$11,975,606,051
Futures Contracts**	587,569	—	—	587,569
TOTAL	$11,976,193,620	—	—	$11,976,193,620

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

89

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,057,689,728
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,472,938,534
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,457,035,142
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,146,647,138
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	946,466,202
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$10,080,776,744

As of October 31, 2020, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	475	12/18/20	$78,811,800	$77,536,625	$(1,275,175)
Total Futures Contracts			$78,811,800	$77,536,625	$(1,275,175)

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$10,080,776,744	—	—	$10,080,776,744
Futures Contracts**	(1,275,175)	—	—	(1,275,175)
TOTAL	$10,079,501,569	—	—	$10,079,501,569

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

90

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$11,975,606
Cash	70,491
Receivables:
Fund Shares Sold	6,531
Futures Margin Variation	1,000
Prepaid Expenses and Other Assets	122
Total Assets	12,053,750
LIABILITIES:
Payables:
Fund Shares Redeemed	11,881
Due to Advisor	3,818
Accrued Expenses and Other Liabilities	1,062
Total Liabilities	16,761
NET ASSETS	$12,036,989
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $12,036,989 and shares outstanding of 593,535,192	$20.28
NUMBER OF SHARES AUTHORIZED	3,000,000,000
NET ASSETS CONSIST OF:
Paid-In Capital	$10,058,952
Total Distributable Earnings (Loss)	1,978,037
NET ASSETS	$12,036,989

See accompanying Notes to Financial Statements.

91

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$10,080,777
Segregated Cash for Futures Contracts	5,700
Cash	73,447
Receivables:
Fund Shares Sold	3,735
Prepaid Expenses and Other Assets	109
Total Assets	10,163,768
LIABILITIES:
Payables:
Fund Shares Redeemed	10,268
Due to Advisor	3,448
Futures Margin Variation	893
Accrued Expenses and Other Liabilities	1,027
Total Liabilities	15,636
NET ASSETS	$10,148,132
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $10,148,132 and shares outstanding of 602,694,748	$16.84
NUMBER OF SHARES AUTHORIZED	3,000,000,000
NET ASSETS CONSIST OF:
Paid-In Capital	$10,259,277
Total Distributable Earnings (Loss)	(111,145)
NET ASSETS	$10,148,132

See accompanying Notes to Financial Statements.

92

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO*

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $23,526)	$258,942
Income from Securities Lending	20,089
Expenses Allocated from Affiliated Investment Companies	(13,509)
Total Investment Income	265,522
Fund Expenses
Investment Management Fees	43,408
Accounting & Transfer Agent Fees	1,452
Custodian Fees	2
Filing Fees	177
Shareholders’ Reports	528
Directors’/Trustees’ Fees & Expenses	88
Professional Fees	51
Other	76
Total Fund Expenses	45,782
Net Expenses	45,782
Net Investment Income (Loss)	219,740
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	(279,498)
Futures	13,320
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(573,955)
Futures	(2,575)
Net Realized and Unrealized Gain (Loss)	(842,708)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(622,968)

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Underlying Funds (Affiliated Investment Companies).

**	Net of foreign capital gain taxes withheld of $0.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year Ended Oct. 31, 2020	Year Ended Oct. 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$219,740	$300,037
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(279,498)	313,315
Futures	13,320	(626)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(573,955)	135,389
Futures	(2,575)	7,881
Net Increase (Decrease) in Net Assets Resulting from Operations	(622,968)	755,996
Distributions:
Institutional Class Shares	(529,962)	(857,472)
Capital Share Transactions (1):
Shares Issued	2,566,857	2,921,274
Shares Issued in Lieu of Cash Distributions	511,580	824,335
Shares Redeemed	(4,527,485)	(3,550,227)
Net Increase from Capital Share Transactions	(1,449,048)	195,382
Total Increase (Decrease) in Net Assets	(2,601,978)	93,906
Net Assets
Beginning of Year	12,750,110	12,656,204
End of Year	$10,148,132	$12,750,110
(1) Shares Issued and Redeemed:
Shares Issued	166,813	170,065
Shares Issued in Lieu of Cash Distributions	27,715	51,059
Shares Redeemed	(292,110)	(206,414)
Net Increase (Decrease) from Shares Issued and Redeemed	(97,582)	14,710

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Oct. 31, 2020	Year Ended Oct. 31, 2019	Year Ended Oct. 31, 2018	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016
Net Asset Value, Beginning of Year	$18.21	$18.46	$21.52	$17.78	$17.78
Income from Investment Operations
Net Investment Income (Loss) (A)	0.33	0.43	0.46	0.41	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.93)	0.58	(2.41)	4.13	0.48
Total from Investment Operations	(0.60)	1.01	(1.95)	4.54	0.91
Less Distributions
Net Investment Income	(0.37)	(0.44)	(0.44)	(0.34)	(0.51)
Net Realized Gains	(0.40)	(0.82)	(0.67)	(0.46)	(0.40)
Total Distributions	(0.77)	(1.26)	(1.11)	(0.80)	(0.91)
Net Asset Value, End of Year	$16.84	$18.21	$18.46	$21.52	$17.78
Total Return	(3.64)%	6.44%	(9.54)%	26.54%	5.43%
Net Assets, End of Year (thousands)	$10,148,132	$12,750,110	$12,656,204	$13,490,290	$10,387,361
Ratio of Expenses to Average Net Assets *(B)	0.53%	0.54%	0.53%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)(B)	0.53%	0.54%	0.53%	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.96%	2.44%	2.18%	2.14%	2.47%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows	0.12%	0.12%	0.12%	0.12%	0.13%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

95

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and six operational portfolios, of which one, the International Small Company Portfolio (the “Portfolio”), is included in this report.

The International Small Company Portfolio invests in five series (“Underlying Funds”) within The DFA Investment Trust Company (“DFAITC”).

At October 31, 2020, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 10/31/20
International Small Company Portfolio	The Continental Small Company Series	88%
	The Japanese Small Company Series	84%
	The United Kingdom Small Company Series	99%
	The Asia Pacific Small Company Series	75%
	The Canadian Small Company Series	97%

The financial statements of the Portfolio’s Underlying Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●  Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

●  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●  Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

Shares held by the International Small Company Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator.

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The Portfolio’s investments in the Underlying Funds reflect its proportionate interest in the net assets of such corresponding Underlying Fund. These valuations are classified as Level 1 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

The Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from its Underlying Funds within DFAITC, which are treated as partnerships for federal income tax purposes.

The Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

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C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2020, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.39% of average daily net assets.

	Management Fee Prior to February 28, 2020	Management Fee Effective February 28, 2020
International Small Company Portfolio	0.40%	0.38%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.45% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/ or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2020, the total related amounts paid by the Fund to the CCO were $309 (in thousands). The total related amounts paid the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2020, the total liability for deferred compensation to Directors was $361 and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities (amounts in thousands).

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/ losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts. These reclassifications had no effect on net assets or net asset value per share.

98

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019 and October 31, 2020 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gain	Long-Term Capital Gains	Tax Exempt Income	Total
International Small Company Portfolio
2019	$339,853	$517,619	—	$857,472
2020	251,539	278,423	—	529,962

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
International Small Company Portfolio	$(23,983)	—	$(23,983)

At October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
International Small Company Portfolio	$136,707	—	$(313,125)	$65,923	$(110,495)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

	Unlimited	Total
International Small Company Portfolio	313,125	313,125

As of October 31, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Small Company Portfolio	$10,014,881	$65,923	—	$65,923

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

99

F. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest either directly or indirectly (through its investment in a corresponding Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Underlying Funds that have significant exposure to certain countries, such as the United Kingdom Small Company Series, an Underlying Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolio, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Underlying Fund’s investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

2. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

100

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2020 was as follows (amounts in thousands):

Futures**
International Small Company Portfolio	$81,937

**	Average Notional Value of contracts

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2020 (amounts in thousands):

	Liability Derivatives Value
	Total Value at October 31, 2020	Equity Contracts*,(1)
International Small Company Portfolio	$(1,275)	$(1,275)

(1)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2020 (amounts in thousands):

	Realized Gain (Loss) on (Depreciation) on Derivatives
	Total	Equity Contracts(1)
International Small Company Portfolio	$13,320	$13,320

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts(2)
International Small Company Portfolio	$(2,575)	$(2,575)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2021.

101

For the year ended October 31, 2020, borrowings by the following Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2020
International Small Company Portfolio	0.85%	11,561	7	2	24,436	—

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2020, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2020.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

102

J. Coronavirus (COVID-19) Pandemic:

The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.

K. Other:

As of October 31, 2020, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
International Small Company Portfolio – Institutional Class Shares	3	65%

L. Subsequent Event Evaluations:

On November 12, 2020, President Trump issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Communist Chinese Military Companies” (the “Order”). The Order prohibits U.S. entities from participating in certain types of transactions involving securities of Chinese companies known to be associated with the Chinese military. Management is currently evaluating the Order’s effect on the Portfolio and Underlying Funds.

As described in a November 2, 2020 Supplement to the Portfolio’s Prospectus, effective February 28, 2021, the Advisor will reduce its investment management fee for the Portfolio. Please refer to the Portfolio’s Prospectus for additional information regarding fees and expenses of the Portfolio.

103

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of International Small Company Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the broker and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

104

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

105

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2020

EXPENSE TABLES

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio(1)	Expenses Paid During Period (1)
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,138.60	0.13%	$0.70
Hypothetical 5% Annual Return	$1,000.00	$1,024.48	0.13%	$0.66

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,221.40	0.13%	$0.73
Hypothetical 5% Annual Return	$1,000.00	$1,024.48	0.13%	$0.66

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,077.90	0.12%	$0.63
Hypothetical 5% Annual Return	$1,000.00	$1,024.53	0.12%	$0.61
106

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio(1)	Expenses Paid During Period (1)
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,160.00	0.12%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.53	0.12%	$0.61

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,239.90	0.12%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.53	0.12%	$0.61

(1)	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.
107

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on December 17, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

SERIES

The Japanese Small Company Series		The Asia Pacific Small Company Series		The United Kingdom Small Company Series
Communication Services	2.9%	Communication Services	8.3%	Communication Services	2.5%
Consumer Discretionary	16.6%	Consumer Discretionary	18.1%	Consumer Discretionary	19.2%
Consumer Staples	8.0%	Consumer Staples	7.6%	Consumer Staples	6.6%
Energy	1.3%	Energy	1.9%	Energy	1.9%
Financials	8.8%	Financials	11.6%	Financials	14.7%
Health Care	4.5%	Health Care	5.7%	Health Care	3.7%
Industrials	29.7%	Industrials	13.1%	Industrials	30.4%
Information Technology	13.7%	Information Technology	8.2%	Information Technology	8.1%
Materials	10.8%	Materials	15.9%	Materials	7.2%
Real Estate	2.0%	Real Estate	6.6%	Real Estate	4.2%
Utilities	1.7%	Utilities	3.0%	Utilities	1.5%
	100.0%		100.0%		100.0%
108

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The Continental Small Company Series		The Canadian Small Company Series
Communication Services	5.7%	Communication Services	1.3%
Consumer Discretionary	9.8%	Consumer Discretionary	6.3%
Consumer Staples	5.0%	Consumer Staples	6.0%
Energy	2.2%	Energy	13.1%
Financials	13.1%	Financials	10.5%
Health Care	6.2%	Health Care	1.1%
Industrials	26.6%	Industrials	13.1%
Information Technology	11.9%	Information Technology	6.2%
Materials	8.3%	Materials	29.8%
Real Estate	6.9%	Real Estate	4.2%
Utilities	4.3%	Utilities	8.4%
	100.0%		100.0%
109

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (2.8%)
Other Securities		$89,497,947	2.8%

CONSUMER DISCRETIONARY — (14.7%)
DCM Holdings Co., Ltd.	713,300	8,153,787	0.3%
Other Securities		460,140,165	14.6%
TOTAL CONSUMER DISCRETIONARY		468,293,952	14.9%

CONSUMER STAPLES — (7.5%)
cocokara fine, Inc.	127,060	9,384,078	0.3%
Milbon Co., Ltd.	154,752	9,860,206	0.3%
Nippon Suisan Kaisha, Ltd.	1,794,300	7,416,786	0.2%
Other Securities		211,800,103	6.8%
TOTAL CONSUMER STAPLES		238,461,173	7.6%

ENERGY — (1.0%)
Other Securities		33,799,748	1.1%

FINANCIALS — (8.0%)
Fuyo General Lease Co., Ltd.	115,400	7,644,686	0.2%
Hirogin Holdings, Inc.	1,301,600	7,329,122	0.2%
Hokuhoku Financial Group, Inc.	834,800	7,942,269	0.3%
Jafco Group Co., Ltd.	204,100	10,199,231	0.3%
Other Securities		222,080,299	7.1%
TOTAL FINANCIALS		255,195,607	8.1%

HEALTH CARE — (4.5%)
# H.U. Group Holdings, Inc.	336,700	9,073,427	0.3%
Jeol, Ltd.	243,000	11,472,369	0.4%
Other Securities		123,607,169	3.9%
TOTAL HEALTH CARE		144,152,965	4.6%

INDUSTRIALS — (30.1%)
Daiseki Co., Ltd.	243,963	7,163,384	0.2%
# DMG Mori Co., Ltd.	673,200	10,268,286	0.3%
Duskin Co., Ltd.	285,100	7,944,628	0.3%
# Fuji Corp.	324,900	8,563,875	0.3%
* Fujikura, Ltd.	1,545,600	7,129,113	0.2%
Furukawa Electric Co., Ltd.	401,200	10,833,715	0.4%
GS Yuasa Corp.	390,883	11,248,819	0.4%
Hazama Ando Corp.	1,302,400	9,095,131	0.3%
Inaba Denki Sangyo Co., Ltd.	347,600	8,519,750	0.3%
Japan Elevator Service Holdings Co., Ltd.	286,800	7,303,708	0.2%
Japan Steel Works, Ltd. (The)	389,300	11,628,871	0.4%
Maeda Corp.	914,100	8,135,183	0.3%
Meitec Corp.	169,000	8,788,679	0.3%
Mirait Holdings Corp.	524,835	9,006,637	0.3%
Nichias Corp.	392,400	9,345,546	0.3%
110

The Japanese Small Company Series

continued

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
# Nikkon Holdings Co., Ltd.	385,300	$7,725,446	0.3%
Nishimatsu Construction Co., Ltd.	345,000	7,075,105	0.2%
OKUMA Corp.	137,100	7,689,833	0.3%
# OSG Corp.	396,200	7,585,421	0.2%
Outsourcing, Inc.	732,300	9,844,710	0.3%
Penta-Ocean Construction Co., Ltd.	1,486,000	12,792,474	0.4%
Ushio, Inc.	660,300	8,601,186	0.3%
Other Securities		764,801,667	24.1%
TOTAL INDUSTRIALS		961,091,167	30.6%

INFORMATION TECHNOLOGY — (14.0%)
Daiwabo Holdings Co., Ltd.	117,500	10,459,954	0.3%
# Nippon Electric Glass Co., Ltd.	431,236	9,446,684	0.3%
NSD Co., Ltd.	508,160	10,962,571	0.4%
Tokyo Seimitsu Co., Ltd.	257,200	12,101,466	0.4%
Topcon Corp.	691,700	8,608,381	0.3%
Ulvac, Inc.	264,700	11,348,252	0.4%
Wacom Co., Ltd.	927,100	7,777,112	0.3%
Other Securities		376,074,311	11.8%
TOTAL INFORMATION TECHNOLOGY		446,778,731	14.2%

MATERIALS — (11.2%)
ADEKA Corp.	604,300	10,566,853	0.3%
Asahi Holdings, Inc.	227,850	8,102,426	0.3%
* Kobe Steel, Ltd.	1,878,500	10,057,436	0.3%
Kureha Corp.	104,150	7,354,560	0.2%
Mitsui Mining & Smelting Co., Ltd.	379,600	13,951,985	0.5%
# Toagosei Co., Ltd.	747,000	8,781,053	0.3%
Tokuyama Corp.	385,498	8,678,696	0.3%
Toyobo Co., Ltd.	531,900	7,119,775	0.2%
Other Securities		282,380,153	9.0%
TOTAL MATERIALS		356,992,937	11.4%

REAL ESTATE — (2.1%)
Heiwa Real Estate Co., Ltd.	229,400	8,301,102	0.3%
# Kenedix, Inc.	1,442,000	10,499,633	0.3%
Other Securities		47,926,022	1.5%
TOTAL REAL ESTATE		66,726,757	2.1%

UTILITIES — (1.7%)
Nippon Gas Co., Ltd.	203,700	10,929,645	0.4%
Other Securities		44,338,420	1.4%
TOTAL UTILITIES		55,268,065	1.8%
TOTAL COMMON STOCKS
(Cost $2,554,963,391)		3,116,259,049	99.2%
111

The Japanese Small Company Series

continued

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (2.4%)
@§ The DFA Short Term Investment Fund	6,680,744	$77,302,886	2.5%
TOTAL INVESTMENTS—(100.0%)
(Cost $2,632,245,558)^		$3,193,561,935	101.7%

^	The cost for federal income tax purposes is $2,632,245,558.

Summary of the Series’ investments as of December 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$89,497,947	—	$89,497,947
Consumer Discretionary	—	468,293,952	—	468,293,952
Consumer Staples	—	238,461,173	—	238,461,173
Energy	—	33,799,748	—	33,799,748
Financials	—	255,195,607	—	255,195,607
Health Care	—	144,152,965	—	144,152,965
Industrials	—	961,091,167	—	961,091,167
Information Technology	—	446,778,731	—	446,778,731
Materials	—	356,992,937	—	356,992,937
Real Estate	—	66,726,757	—	66,726,757
Utilities	—	55,268,065	—	55,268,065
Securities Lending Collateral	—	77,302,886	—	77,302,886
TOTAL	—	$3,193,561,935	—	$3,193,561,935

See accompanying Notes to Financial Statements.

112

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2020

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.4%)
AUSTRALIA — (59.4%)
	ALS, Ltd.	1,916,636	$14,148,142	0.8%
	Ansell, Ltd.	524,737	14,027,308	0.8%
	ARB Corp., Ltd.	533,754	12,697,587	0.7%
#	Bank of Queensland, Ltd.	2,556,354	15,271,666	0.8%
	Bapcor, Ltd.	2,252,217	13,543,994	0.7%
	Bendigo & Adelaide Bank, Ltd.	1,819,694	13,109,455	0.7%
	Breville Group, Ltd.	821,653	16,172,313	0.9%
	Carsales.com, Ltd.	1,191,399	18,402,340	1.0%
	Cleanaway Waste Management, Ltd.	6,758,764	12,234,010	0.7%
#	Credit Corp. Group, Ltd.	495,925	11,371,482	0.6%
	CSR, Ltd.	3,273,096	13,257,500	0.7%
	Downer EDI, Ltd.	2,782,821	11,434,916	0.6%
	Elders, Ltd.	1,232,076	9,372,769	0.5%
	Healius, Ltd.	4,144,191	11,889,889	0.7%
	IGO, Ltd.	3,925,542	19,346,697	1.1%
	IOOF Holdings, Ltd.	3,815,495	10,345,649	0.6%
	IRESS, Ltd.	1,225,060	10,062,967	0.6%
#*	Lynas Corp., Ltd.	6,066,989	18,693,346	1.0%
#	Metcash, Ltd.	7,963,936	20,773,989	1.1%
	Mineral Resources, Ltd.	921,952	26,656,361	1.5%
*	NEXTDC, Ltd.	1,394,471	13,158,763	0.7%
	nib holdings, Ltd.	3,098,293	14,216,463	0.8%
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	16,644,604	0.9%
	Orora, Ltd.	6,339,374	13,186,660	0.7%
	OZ Minerals, Ltd.	2,192,543	32,029,679	1.8%
	Pendal Group, Ltd.	1,950,282	9,821,669	0.5%
	Perpetual, Ltd.	405,248	10,868,127	0.6%
	Premier Investments, Ltd.	622,552	11,294,180	0.6%
	Reliance Worldwide Corp., Ltd.	4,342,033	13,595,674	0.8%
*	Saracen Mineral Holdings, Ltd.	3,064,886	11,245,703	0.6%
#	Sims, Ltd.	1,162,937	12,025,148	0.7%
	Spark Infrastructure Group	11,558,934	18,793,060	1.0%
	St Barbara, Ltd.	5,221,239	9,497,697	0.5%
	Star Entertainment Grp, Ltd. (The)	3,693,648	10,483,445	0.6%
	Steadfast Group, Ltd.	5,683,479	17,488,399	1.0%
	Technology One, Ltd.	1,748,272	11,065,803	0.6%
*	Vocus Group, Ltd.	4,091,642	12,716,622	0.7%
	Other Securities		565,601,797	30.8%
TOTAL AUSTRALIA			1,096,545,873	60.0%
113

The Asia Pacific Small Company Series

continued

		Shares	Value»	Percentage of Net Assets‡
	HONG KONG — (21.1%)
	ASM Pacific Technology, Ltd.	886,701	$11,710,359	0.7%
#	IGG, Inc.	9,421,000	9,878,067	0.6%
	Man Wah Holdings, Ltd.	9,568,000	20,754,786	1.1%
*Ω	Samsonite International SA	5,346,000	9,495,032	0.5%
	SITC International Holdings Co., Ltd.	6,142,000	13,264,622	0.7%
	Vitasoy International Holdings, Ltd.	2,513,000	9,788,559	0.5%
	VTech Holdings, Ltd.	1,438,200	11,162,989	0.6%
	Other Securities		303,222,826	16.6%
	TOTAL HONG KONG		389,277,240	21.3%

	NEW ZEALAND — (7.1%)
	Chorus, Ltd.	3,128,786	17,798,497	1.0%
	Infratil, Ltd.	3,887,656	20,442,016	1.1%
	Mainfreight, Ltd.	286,175	14,341,893	0.8%
	SKYCITY Entertainment Group, Ltd.	5,101,527	11,822,144	0.7%
	Summerset Group Holdings, Ltd.	1,378,955	12,470,312	0.7%
	Other Securities		53,629,194	2.9%
	TOTAL NEW ZEALAND		130,504,056	7.2%

	SINGAPORE — (10.8%)
	ComfortDelGro Corp., Ltd.	10,328,200	13,086,781	0.7%
	Other Securities		186,138,856	10.2%
	TOTAL SINGAPORE		199,225,637	10.9%

	TOTAL COMMON STOCKS		1,815,552,806	99.4%

	RIGHTS/WARRANTS — (0.0%)
	SINGAPORE — (0.0%)
	Other Securities		42,362	0.0%
	TOTAL INVESTMENT SECURITIES
	(Cost $1,616,515,605)		1,815,595,168

			Value†
	SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	2,593,543	30,009,887	1.6%
	TOTAL INVESTMENTS—(100.0%)
	(Cost $1,646,519,051)^		$1,845,605,055	101.0%

^	The cost for federal income tax purposes is $1,646,519,051.
114

The Asia Pacific Small Company Series

continued

Summary of the Series’ investments as of December 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,126,281	$1,090,419,592	—	$1,096,545,873
Hong Kong	594,300	388,682,940	—	389,277,240
New Zealand	—	130,504,056	—	130,504,056
Singapore	—	199,225,637	—	199,225,637
Rights/Warrants
Singapore	—	42,362	—	42,362
Securities Lending Collateral	—	30,009,887	—	30,009,887
TOTAL	$6,720,581	$1,838,884,474	—	$1,845,605,055

See accompanying Notes to Financial Statements.

115

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2020

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.3%)
	COMMUNICATION SERVICES — (2.5%)
	Other Securities		$47,349,217	2.6%

	CONSUMER DISCRETIONARY — (19.1%)
	Bellway P.L.C.	513,209	20,719,660	1.1%
#Ω	Countryside Properties P.L.C.	2,813,575	17,941,693	1.0%
#	Domino’s Pizza Group P.L.C.	3,381,206	14,569,905	0.8%
	Games Workshop Group P.L.C.	200,021	30,627,514	1.7%
*	Greggs P.L.C.	617,131	15,100,963	0.8%
*	Inchcape P.L.C.	2,472,981	21,770,302	1.2%
	Pets at Home Group P.L.C.	3,218,903	18,312,503	1.0%
*	Vistry Group P.L.C.	1,046,567	13,450,626	0.7%
	WH Smith P.L.C.	704,933	14,536,811	0.8%
*	William Hill P.L.C.	5,240,138	19,293,773	1.0%
	Other Securities		171,600,316	9.2%
	TOTAL CONSUMER DISCRETIONARY		357,924,066	19.3%

	CONSUMER STAPLES — (6.3%)
	Britvic P.L.C.	1,585,438	17,611,156	1.0%
	Cranswick P.L.C.	379,748	18,249,015	1.0%
	Fevertree Drinks P.L.C.	610,255	21,111,518	1.1%
	Tate & Lyle P.L.C.	2,442,033	22,501,377	1.2%
	Other Securities		38,165,681	2.1%
	TOTAL CONSUMER STAPLES		117,638,747	6.4%

	ENERGY — (2.2%)
*	John Wood Group P.L.C.	3,598,973	15,181,683	0.8%
	Other Securities		26,152,857	1.4%
	TOTAL ENERGY		41,334,540	2.2%

	FINANCIALS — (14.0%)
	Beazley P.L.C.	2,964,842	14,782,636	0.8%
	Close Brothers Group P.L.C.	971,908	18,329,215	1.0%
*	Hiscox, Ltd.	1,204,089	16,396,994	0.9%
	IG Group Holdings P.L.C.	2,427,704	28,518,611	1.5%
	Lancashire Holdings, Ltd.	1,430,682	14,190,820	0.8%
	Man Group P.L.C.	9,682,414	18,282,373	1.0%
	Paragon Banking Group P.L.C.	1,972,216	13,218,266	0.7%
Ω	Quilter P.L.C.	10,292,590	21,555,829	1.2%
	Other Securities		116,582,802	6.2%
	TOTAL FINANCIALS		261,857,546	14.1%

	HEALTH CARE — (3.2%)
	Other Securities		60,453,750	3.3%

	INDUSTRIALS — (31.4%)
*	Balfour Beatty P.L.C.	4,555,261	16,860,547	0.9%
	Diploma P.L.C.	747,995	22,365,624	1.2%
	Electrocomponents P.L.C.	2,272,129	27,016,452	1.5%
116

The United Kingdom Small Company Series

continued

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
*	G4S P.L.C.	9,287,044	$32,258,775	1.7%
*	Grafton Group P.L.C.	1,582,491	19,993,736	1.1%
*	Hays P.L.C.	9,080,700	17,813,737	1.0%
#	IMI P.L.C.	1,740,984	27,743,301	1.5%
*	Meggitt P.L.C.	2,868,877	18,243,524	1.0%
	QinetiQ Group P.L.C.	3,798,601	16,606,496	0.9%
	Rotork P.L.C.	5,397,898	23,480,012	1.3%
*	Royal Mail P.L.C.	5,277,907	24,325,838	1.3%
*	Signature Aviation P.L.C.	5,426,792	28,601,063	1.5%
*	Travis Perkins P.L.C.	1,545,039	28,445,269	1.5%
	Ultra Electronics Holdings P.L.C.	580,889	16,349,154	0.9%
*	Weir Group P.L.C (The)	704,896	19,165,793	1.0%
	Other Securities		250,022,756	13.5%
TOTAL INDUSTRIALS			589,292,077	31.8%

INFORMATION TECHNOLOGY — (7.0%)
	Computacenter P.L.C.	542,204	18,156,911	1.0%
	Softcat P.L.C.	760,036	14,296,232	0.8%
	Spectris P.L.C.	649,656	25,022,387	1.4%
	Spirent Communications P.L.C.	4,028,775	14,565,402	0.8%
	Other Securities		59,479,508	3.1%
TOTAL INFORMATION TECHNOLOGY			131,520,440	7.1%

MATERIALS — (7.0%)
	Centamin P.L.C.	7,735,785	13,094,570	0.7%
	KAZ Minerals P.L.C.	1,557,504	13,979,341	0.8%
*	Marshalls P.L.C.	1,424,358	14,572,115	0.8%
	Synthomer P.L.C.	2,272,816	13,944,739	0.8%
	Victrex P.L.C.	570,057	18,236,822	1.0%
	Other Securities		56,917,746	3.0%
TOTAL MATERIALS			130,745,333	7.1%

REAL ESTATE — (4.1%)
	Grainger P.L.C.	4,445,647	17,292,301	0.9%
*	IWG P.L.C.	4,022,124	18,901,971	1.0%
	St. Modwen Properties P.L.C.	2,695,417	14,809,992	0.8%
	Other Securities		26,624,410	1.5%
TOTAL REAL ESTATE			77,628,674	4.2%

UTILITIES — (1.5%)
	Other Securities		28,159,789	1.5%

TOTAL COMMON STOCKS
	(Cost $1,598,310,767)		1,843,904,179	99.6%

			Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	2,721,903	31,495,136	1.7%
TOTAL INVESTMENTS—(100.0%)
	(Cost $1,629,798,976)^		$1,875,399,315	101.3%

^	The cost for federal income tax purposes is $1,629,798,976.
117

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of December 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$47,349,217	—	$47,349,217
Consumer Discretionary	—	357,924,066	—	357,924,066
Consumer Staples	—	117,638,747	—	117,638,747
Energy	—	41,334,540	—	41,334,540
Financials	$3,963,487	257,894,059	—	261,857,546
Health Care	—	60,453,750	—	60,453,750
Industrials	—	589,292,077	—	589,292,077
Information Technology	—	131,520,440	—	131,520,440
Materials	—	130,745,333	—	130,745,333
Real Estate	—	77,628,674	—	77,628,674
Utilities	—	28,159,789	—	28,159,789
Securities Lending Collateral	—	31,495,136	—	31,495,136
TOTAL	$3,963,487	$1,871,435,828	—	$1,875,399,315

See accompanying Notes to Financial Statements.

118

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2020

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (94.4%)
	AUSTRIA — (3.4%)
#	ANDRITZ AG	477,958	$21,910,124	0.4%
	voestalpine AG	640,995	22,877,528	0.4%
	Other Securities		156,414,621	2.8%
	TOTAL AUSTRIA		201,202,273	3.6%

	BELGIUM — (3.3%)
	Ackermans & van Haaren NV	171,330	25,733,560	0.5%
	Other Securities		171,364,109	3.0%
	TOTAL BELGIUM		197,097,669	3.5%

	DENMARK — (5.5%)
	Pandora A.S.	233,581	26,141,866	0.5%
	Royal Unibrew A.S.	327,792	37,957,928	0.7%
	SimCorp A.S.	265,806	39,519,040	0.7%
	Other Securities		219,705,059	3.8%
	TOTAL DENMARK		323,323,893	5.7%

	FINLAND — (6.3%)
	Huhtamaki Oyj	658,921	34,171,457	0.6%
	Metso Outotec Oyj	3,776,079	37,941,174	0.7%
	Orion Oyj, Class B	515,971	23,701,103	0.4%
	Valmet Oyj	889,683	25,578,801	0.5%
	Other Securities		254,637,055	4.4%
	TOTAL FINLAND		376,029,590	6.6%

	FRANCE — (10.0%)
Ω	Euronext NV	223,445	24,612,401	0.4%
*	Rexel SA	2,089,871	32,985,153	0.6%
	Rubis SCA	510,543	23,601,470	0.4%
*	SOITEC	131,953	25,588,741	0.5%
*Ω	Worldline SA	276,688	26,879,701	0.5%
	Other Securities		457,571,012	8.0%
	TOTAL FRANCE		591,238,478	10.4%

	GERMANY — (15.1%)
	Aurubis AG	291,801	22,771,727	0.4%
#*	CTS Eventim AG & Co. KGaA	404,177	27,015,713	0.5%
*	Dialog Semiconductor P.L.C.	549,557	29,947,016	0.5%
	GEA Group AG	847,030	30,295,887	0.5%
	Gerresheimer AG	242,136	26,111,581	0.5%
	Grand City Properties SA	803,479	20,759,883	0.4%
	Lanxess AG	597,294	45,424,595	0.8%
*	ProSiebenSat.1 Media SE	1,254,182	21,115,293	0.4%
	Rheinmetall AG	313,337	33,175,339	0.6%
#	Siltronic AG	146,283	22,875,930	0.4%
	TAG Immobilien AG	954,559	30,461,848	0.5%
	Other Securities		583,979,605	10.3%
	TOTAL GERMANY		893,934,417	15.8%
119

The Continental Small Company Series

continued

		Shares	Value»	Percentage of Net Assets‡
	IRELAND — (0.7%)
	Other Securities		$38,784,400	0.7%

	ISRAEL — (3.2%)
	Other Securities		191,077,075	3.4%

	ITALY — (8.2%)
#*	Banco BPM SpA	10,026,255	22,245,691	0.4%
	Italgas SpA	3,402,703	21,675,255	0.4%
	Other Securities		438,657,414	7.7%
	TOTAL ITALY		482,578,360	8.5%

	NETHERLANDS — (6.9%)
	Aalberts NV	697,067	31,015,930	0.6%
#*	Altice Europe NV	3,929,414	25,449,631	0.5%
	ASR Nederland NV	873,857	34,963,938	0.6%
	BE Semiconductor Industries NV	476,805	28,632,760	0.5%
	Corbion NV	416,939	23,345,082	0.4%
	IMCD NV	357,089	45,450,277	0.8%
	SBM Offshore NV	1,204,771	22,760,366	0.4%
*Ω	Signify NV	780,137	32,754,988	0.6%
	Other Securities		165,756,075	2.8%
	TOTAL NETHERLANDS		410,129,047	7.2%

	NORWAY — (2.3%)
	Other Securities		136,789,221	2.4%

	PORTUGAL — (0.7%)
	Other Securities		42,106,749	0.7%

	SPAIN — (5.4%)
	Acciona SA	158,771	22,718,848	0.4%
	Bankinter SA	3,802,314	20,624,626	0.4%
	Other Securities		276,829,703	4.9%
	TOTAL SPAIN		320,173,177	5.7%

	SWEDEN — (8.9%)
	Other Securities		528,458,860	9.3%

	SWITZERLAND — (14.5%)
	Allreal Holding AG	113,917	26,158,103	0.5%
*	ams AG	1,434,053	31,247,174	0.6%
	Belimo Holding AG	3,028	26,305,777	0.5%
	Bucher Industries AG	54,197	24,858,103	0.4%
	Cembra Money Bank AG	187,433	22,702,047	0.4%
#*	Dufry AG	399,735	25,181,306	0.4%
*	Flughafen Zurich AG	126,351	22,293,536	0.4%
	Georg Fischer AG	31,470	40,615,798	0.7%
	Helvetia Holding AG	218,900	23,121,203	0.4%
	PSP Swiss Property AG	326,804	43,536,345	0.8%
	Siegfried Holding AG	30,001	22,080,206	0.4%
Ω	VAT Group AG	205,035	51,321,612	0.9%
	Other Securities		496,227,014	8.7%
	TOTAL SWITZERLAND		855,648,224	15.1%
120

The Continental Small Company Series

continued

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.0%)
Other Security		$1,159,409	0.0%
TOTAL COMMON STOCKS		5,589,730,842	98.6%

PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
Other Securities		51,434,630	0.9%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Security		16,883	0.0%

SPAIN — (0.0%)
Other Security		391,414	0.0%
TOTAL RIGHTS/WARRANTS		408,297	0.0%
TOTAL INVESTMENT SECURITIES (Cost $4,220,300,138)		5,641,573,769

		Value†
SECURITIES LENDING COLLATERAL — (4.7%)
@§ The DFA Short Term Investment Fund	23,911,095	276,675,282	4.9%
TOTAL INVESTMENTS—(100.0%)
(Cost $4,496,922,803)^		$5,918,249,051	104.4%

^	The cost for federal income tax purposes is $4,496,922,803.
121

The Continental Small Company Series
continued

Summary of the Series’ investments as of December 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$201,202,273	—	$201,202,273
Belgium	—	197,097,669	—	197,097,669
Denmark	—	323,323,893	—	323,323,893
Finland	—	376,029,590	—	376,029,590
France	$2,214,325	589,024,153	—	591,238,478
Germany	5,126,834	888,807,583	—	893,934,417
Ireland	—	38,784,400	—	38,784,400
Israel	740,158	190,336,917	—	191,077,075
Italy	—	482,578,360	—	482,578,360
Netherlands	—	410,129,047	—	410,129,047
Norway	423,294	136,365,927	—	136,789,221
Portugal	—	42,106,749	—	42,106,749
Spain	—	320,173,177	—	320,173,177
Sweden	1,219,777	527,239,083	—	528,458,860
Switzerland	271,366	855,376,858	—	855,648,224
United States	1,159,409	—	—	1,159,409
Preferred Stocks
Germany	—	51,434,630	—	51,434,630
Rights/Warrants
France	—	16,883	—	16,883
Spain	—	391,414	—	391,414
Securities Lending Collateral	—	276,675,282	—	276,675,282
TOTAL	$11,155,163	$5,907,093,888	—	$5,918,249,051

See accompanying Notes to Financial Statements.

122

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2020

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (82.7%)
COMMUNICATION SERVICES — (1.0%)
	Other Securities		$14,517,092	1.2%

CONSUMER DISCRETIONARY — (5.8%)
*	Aritzia, Inc.	427,638	8,664,297	0.7%
#*	Great Canadian Gaming Corp.	428,062	14,621,837	1.2%
	Linamar Corp.	216,634	11,474,165	1.0%
	Other Securities		47,660,116	4.0%
TOTAL CONSUMER DISCRETIONARY			82,420,415	6.9%

CONSUMER STAPLES — (4.7%)
#	Jamieson Wellness, Inc.	275,646	7,823,937	0.7%
#	Maple Leaf Foods, Inc.	355,793	7,887,877	0.7%
#	North West Co., Inc. (The)	319,480	8,141,984	0.7%
#	Premium Brands Holdings Corp.	182,482	14,440,578	1.2%
	Primo Water Corp.	96,682	1,515,974	0.1%
	Primo Water Corp.	813,424	12,755,081	1.1%
	Other Securities		14,123,654	1.1%
TOTAL CONSUMER STAPLES			66,689,085	5.6%

ENERGY — (12.6%)
#	ARC Resources, Ltd.	2,215,726	10,444,148	0.9%
#	Cameco Corp.	209,026	2,799,822	0.2%
	Cameco Corp.	786,403	10,537,800	0.9%
#	Gibson Energy, Inc.	940,791	15,195,744	1.3%
#	Keyera Corp.	549,697	9,768,361	0.8%
#*	MEG Energy Corp.	2,470,617	8,637,164	0.7%
*	Parex Resources, Inc.	786,291	10,822,389	0.9%
	Parkland Corp.	281,133	8,920,545	0.8%
#	PrairieSky Royalty, Ltd.	1,029,307	8,159,092	0.7%
	Tourmaline Oil Corp.	1,090,347	14,698,998	1.2%
#	Whitecap Resources, Inc.	2,078,199	7,934,675	0.7%
	Other Securities		72,379,108	6.1%
TOTAL ENERGY			180,297,846	15.2%

FINANCIALS — (8.9%)
#	Canadian Western Bank	456,902	10,273,026	0.9%
	CI Financial Corp.	696,301	8,631,966	0.7%
	ECN Capital Corp.	2,488,693	12,649,732	1.1%
#	Element Fleet Management Corp.	1,736,203	18,249,977	1.5%
i	A Financial Corp., Inc.	234,884	10,182,182	0.9%
#	Laurentian Bank of Canada	412,090	10,100,721	0.8%
	Other Securities		56,588,798	4.8%
TOTAL FINANCIALS			126,676,402	10.7%

HEALTH CARE — (0.9%)
	Other Securities		12,508,425	1.0%
123

The Canadian Small Company Series

continued

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (10.8%)
*	ATS Automation Tooling Systems, Inc.	441,354	$7,749,440	0.6%
	Finning International, Inc.	885,513	18,803,847	1.6%
	Morneau Shepell, Inc.	401,948	9,798,450	0.8%
	Richelieu Hardware, Ltd.	361,973	9,395,544	0.8%
#	Stantec, Inc.	507,094	16,445,000	1.4%
#	TFI International, Inc.	481,820	24,804,513	2.1%
	Other Securities		66,510,750	5.6%
TOTAL INDUSTRIALS			153,507,544	12.9%

INFORMATION TECHNOLOGY — (4.6%)
#*	BlackBerry, Ltd.	977,994	6,484,617	0.5%
#*	BlackBerry, Ltd.	1,540,551	10,213,853	0.9%
	Enghouse Systems, Ltd.	263,395	12,756,934	1.1%
#*	Kinaxis, Inc.	141,544	20,053,457	1.7%
	Other Securities		16,883,345	1.4%
TOTAL INFORMATION TECHNOLOGY			66,392,206	5.6%

MATERIALS — (23.4%)
	Alamos Gold, Inc., Class A	2,007,668	17,538,898	1.5%
#	Centerra Gold, Inc.	1,270,606	14,713,439	1.2%
#*	Eldorado Gold Corp.	664,263	8,803,609	0.7%
#*	Endeavour Mining Corp.	675,295	15,713,906	1.3%
#*	First Majestic Silver Corp.	606,133	8,133,204	0.7%
*	IAMGOLD Corp.	2,197,656	8,062,734	0.7%
*	Ivanhoe Mines, Ltd., Class A	2,965,148	15,979,979	1.3%
*	SSR Mining, Inc.	1,130,996	22,710,545	1.9%
#	West Fraser Timber Co., Ltd.	227,392	14,609,253	1.2%
	Yamana Gold, Inc.	3,304,447	18,872,912	1.6%
	Other Securities		188,766,885	16.0%
TOTAL MATERIALS			333,905,364	28.1%

REAL ESTATE — (3.1%)
#	Altus Group, Ltd.	261,893	10,110,317	0.9%
#	Colliers International Group, Inc.	165,544	14,732,363	1.2%
	Colliers International Group, Inc.	4,163	371,048	0.0%
	Other Securities		19,064,144	1.6%
TOTAL REAL ESTATE			44,277,872	3.7%

UTILITIES — (6.9%)
#	Boralex, Inc., Class A	549,954	20,409,951	1.7%
#	Capital Power Corp.	771,649	21,205,344	1.8%
#	Innergex Renewable Energy, Inc.	698,187	15,012,472	1.3%
	TransAlta Corp.	1,784,708	13,558,116	1.1%
	TransAlta Corp.	16,789	127,429	0.0%
#	TransAlta Renewables, Inc.	614,934	10,512,188	0.9%
	Other Securities		17,938,385	1.5%
TOTAL UTILITIES			98,763,885	8.3%
TOTAL COMMON STOCKS			1,179,956,136	99.2%
124

The Canadian Small Company Series

continued

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.1%)
MATERIALS — (0.1%)
Other Security		$1,548,042	0.2%
TOTAL RIGHTS/WARRANTS		1,548,042	0.2%
TOTAL INVESTMENT SECURITIES (Cost $972,509,659)		1,181,504,178

		Value†
SECURITIES LENDING COLLATERAL — (17.2%)
@§† The DFA Short Term Investment Fund	21,195,131	$245,248,859	20.6%
TOTAL INVESTMENTS—(100.0%) (Cost $1,217,735,692)^		$1,426,753,037	120.0%

^	The cost for federal income tax purposes is $1,217,735,692.

As of December 31, 2020, The Canadian Small Company Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	10	03/19/21	$1,861,035	$1,874,400	$13,365
Total Futures Contracts			$1,861,035	$1,874,400	$13,365

See accompanying Notes to Financial Statements.

125

The Canadian Small Company Series
continued

Summary of the Series’ investments as of December 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$14,517,092	—	—	$14,517,092
Consumer Discretionary	81,695,655	$724,760	—	82,420,415
Consumer Staples	66,689,085	—	—	66,689,085
Energy	180,297,846	—	—	180,297,846
Financials	126,676,402	—	—	126,676,402
Health Care	12,508,425	—	—	12,508,425
Industrials	153,507,544	—	—	153,507,544
Information Technology	66,392,206	—	—	66,392,206
Materials	333,905,364	—	—	333,905,364
Real Estate	44,277,872	—	—	44,277,872
Utilities	98,763,885	—	—	98,763,885
Rights/Warrants
Materials	—	1,548,042	—	1,548,042
Securities Lending Collateral	—	245,248,859	—	245,248,859
Futures Contracts**	13,365	—	—	13,365
TOTAL	$1,179,244,741	$247,521,661	—	$1,426,766,402

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

126

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (2.9%)
Other Securities		$86,241,533	2.9%
CONSUMER DISCRETIONARY — (16.2%)
DCM Holdings Co., Ltd.	713,300	8,838,267	0.3%
Shimachu Co., Ltd	256,900	13,578,995	0.5%
Other Securities		460,985,971	15.6%
TOTAL CONSUMER DISCRETIONARY		483,403,233	16.4%

CONSUMER STAPLES — (7.8%)
cocokara fine, Inc.	128,360	8,432,779	0.3%
Milbon Co., Ltd.	154,752	7,939,785	0.3%
Nippon Suisan Kaisha, Ltd.	1,794,300	6,911,990	0.2%
Other Securities		208,970,547	7.1%
TOTAL CONSUMER STAPLES		232,255,101	7.9%

ENERGY — (1.3%)
Iwatani Corp.	222,900	10,113,538	0.4%
Other Securities		27,369,276	0.9%
TOTAL ENERGY		37,482,814	1.3%

FINANCIALS — (8.6%)
Fuyo General Lease Co., Ltd.	116,000	6,660,495	0.2%
Hirogin Holdings, Inc.	1,301,600	7,084,132	0.2%
Hokuhoku Financial Group, Inc.	834,800	7,921,727	0.3%
Jafco Group Co., Ltd	204,100	9,230,625	0.3%
Shiga Bank, Ltd. (The)	307,600	6,642,879	0.2%
Yamaguchi Financial Group, Inc.	1,109,872	7,219,681	0.3%
Other Securities		211,870,416	7.2%
TOTAL FINANCIALS		256,629,955	8.7%

HEALTH CARE — (4.4%)
# H.U. Group Holdings, Inc.	336,700	8,566,416	0.3%
Jeol, Ltd	243,000	7,744,954	0.3%
Other Securities		113,901,457	3.8%
TOTAL HEALTH CARE		130,212,827	4.4%

INDUSTRIALS — (29.1%)
BayCurrent Consulting, Inc.	61,500	7,957,504	0.3%
# DMG Mori Co., Ltd.	673,200	9,000,973	0.3%
Duskin Co., Ltd.	289,200	7,382,247	0.3%
# Fuji Corp.	422,100	8,485,887	0.3%
Furukawa Electric Co., Ltd.	401,200	10,054,193	0.3%
GS Yuasa Corp.	390,883	6,822,713	0.2%
Hazama Ando Corp.	1,302,400	8,091,329	0.3%
Inaba Denki Sangyo Co., Ltd.	353,300	8,505,149	0.3%
# Japan Steel Works, Ltd. (The)	389,300	8,322,588	0.3%
Meitec Corp.	169,000	8,378,202	0.3%
Mirait Holdings Corp.	524,835	7,471,621	0.3%
Nichias Corp.	392,400	8,498,721	0.3%
# Nikkon Holdings Co., Ltd.	385,300	7,374,127	0.3%
127

The Japanese Small Company Series

continued

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Nishimatsu Construction Co., Ltd.	345,000	$6,701,641	0.2%
OKUMA Corp.	137,100	6,654,537	0.2%
Outsourcing, Inc.	732,300	6,791,351	0.2%
Penta-Ocean Construction Co., Ltd.	1,716,400	10,884,002	0.4%
Ushio, Inc.	660,300	7,375,978	0.3%
Other Securities		722,986,204	24.4%
TOTAL INDUSTRIALS		867,738,967	29.5%

INFORMATION TECHNOLOGY — (13.5%)
Daiwabo Holdings Co., Ltd.	117,500	7,692,034	0.3%
Nippon Electric Glass Co., Ltd.	431,236	8,481,534	0.3%
NSD Co., Ltd.	513,760	9,024,017	0.3%
Systena Corp.	402,100	7,296,298	0.3%
Tokyo Seimitsu Co., Ltd.	257,200	8,678,304	0.3%
Topcon Corp.	691,700	6,895,912	0.2%
Ulvac, Inc.	264,700	9,695,804	0.3%
Other Securities		343,510,881	11.7%
TOTAL INFORMATION TECHNOLOGY		401,274,784	13.7%

MATERIALS — (10.6%)
ADEKA Corp.	607,100	7,850,888	0.3%
Asahi Holdings, Inc.	227,850	7,430,158	0.3%
* Kobe Steel, Ltd.	1,878,500	7,334,448	0.3%
Mitsui Mining & Smelting Co., Ltd.	379,600	9,582,034	0.3%
Sumitomo Osaka Cement Co., Ltd.	234,099	7,119,777	0.3%
Toagosei Co., Ltd.	758,400	8,029,619	0.3%
Tokuyama Corp.	385,498	8,591,460	0.3%
Toyobo Co., Ltd.	531,900	7,091,528	0.2%
Other Securities		252,544,871	8.4%
TOTAL MATERIALS		315,574,783	10.7%

REAL ESTATE — (2.0%)
Heiwa Real Estate Co., Ltd.	229,900	6,711,838	0.2%
Kenedix, Inc.	1,442,000	7,472,555	0.3%
Other Securities		45,146,783	1.5%
TOTAL REAL ESTATE		59,331,176	2.0%

UTILITIES — (1.7%)
Nippon Gas Co., Ltd.	210,300	10,030,620	0.3%
Other Securities		39,127,903	1.4%
TOTAL UTILITIES		49,158,523	1.7%

TOTAL COMMON STOCKS (Cost $2,621,667,169)		2,919,303,696	99.2%

		Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@§ The DFA Short Term Investment Fund	4,999,517	57,849,414	2.0%
TOTAL INVESTMENTS—(100.0%) (Cost $2,679,495,864)		$2,977,153,110	101.2%
128

The Japanese Small Company Series
continued

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$86,241,533	—	$86,241,533
Consumer Discretionary	—	483,403,233	—	483,403,233
Consumer Staples	—	232,255,101	—	232,255,101
Energy	—	37,482,814	—	37,482,814
Financials	—	256,629,955	—	256,629,955
Health Care	—	130,212,827	—	130,212,827
Industrials	—	867,738,967	—	867,738,967
Information Technology	—	401,274,784	—	401,274,784
Materials	—	315,574,783	—	315,574,783
Real Estate	—	59,331,176	—	59,331,176
Utilities	—	49,158,523	—	49,158,523
Securities Lending Collateral	—	57,849,414	—	57,849,414
TOTAL	—	$2,977,153,110	—	$2,977,153,110

See accompanying Notes to Financial Statements.

129

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.3%)
AUSTRALIA — (56.7%)
	ALS, Ltd.	1,761,709	$11,657,630	0.8%
	Ansell, Ltd.	524,737	14,838,028	1.0%
	ARB Corp., Ltd.	533,754	11,561,661	0.8%
#	Bank of Queensland, Ltd	2,458,045	11,089,381	0.7%
	Bapcor, Ltd.	2,252,217	12,138,948	0.8%
	Breville Group, Ltd	821,653	15,223,025	1.0%
	Carsales.com, Ltd.	1,200,481	17,538,761	1.2%
	CSR, Ltd.	3,273,096	10,132,649	0.7%
	Downer EDI, Ltd.	2,594,034	8,020,528	0.5%
	Elders, Ltd.	1,232,076	9,714,962	0.6%
	Healius, Ltd.	4,144,191	9,821,402	0.7%
	IGO, Ltd.	3,070,006	9,595,397	0.6%
	IRESS, Ltd.	1,225,060	7,926,997	0.5%
	JB Hi-Fi, Ltd.	237,242	7,927,553	0.5%
#*	Lynas Corp., Ltd.	6,066,989	12,070,586	0.8%
	Metcash, Ltd.	7,963,936	16,519,341	1.1%
	Mineral Resources, Ltd.	951,983	16,716,625	1.1%
*	NEXTDC, Ltd.	1,796,439	16,085,040	1.1%
	nib holdings, Ltd.	3,098,293	9,066,675	0.6%
	Nine Entertainment Co. Holdings, Ltd	9,297,395	13,590,846	0.9%
	Orora, Ltd	6,339,374	11,488,974	0.8%
	OZ Minerals, Ltd.	2,218,981	23,180,326	1.5%
	Pendal Group, Ltd.	1,950,282	8,872,828	0.6%
*	Perseus Mining, Ltd.	9,066,296	7,841,297	0.5%
	Premier Investments, Ltd.	622,552	9,337,094	0.6%
	Regis Resources, Ltd.	3,239,807	9,509,237	0.6%
	Reliance Worldwide Corp., Ltd.	4,342,033	12,534,300	0.8%
*	Saracen Mineral Holdings, Ltd.	5,077,306	20,291,051	1.3%
*	Silver Lake Resources, Ltd.	6,142,732	9,198,884	0.6%
	Spark Infrastructure Group	11,558,934	16,130,112	1.1%
	St Barbara, Ltd.	5,221,239	9,818,297	0.7%
	Star Entertainment Grp, Ltd. (The)	3,693,648	8,511,988	0.6%
	Steadfast Group, Ltd.	5,683,479	14,249,839	0.9%
	Super Retail Group, Ltd	1,139,326	8,966,593	0.6%
	Technology One, Ltd.	1,748,272	11,036,395	0.7%
*	Vocus Group, Ltd	4,091,642	9,909,009	0.7%
	Other Securities		451,602,563	29.3%
TOTAL AUSTRALIA			883,714,822	57.9%
130

The Asia Pacific Small Company Series
continued

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (22.5%)
# IGG, Inc.	9,421,000	$10,198,134	0.7%
Kerry Logistics Network, Ltd.	4,063,500	8,486,558	0.6%
Luk Fook Holdings International, Ltd.	3,704,000	9,056,888	0.6%
Man Wah Holdings, Ltd.	12,205,200	17,034,026	1.1%
SITC International Holdings Co., Ltd.	6,142,000	9,487,271	0.6%
# Vitasoy International Holdings, Ltd.	2,143,000	8,668,231	0.6%
VTech Holdings, Ltd.	1,438,200	9,542,489	0.6%
Other Securities		278,624,321	18.2%
TOTAL HONG KONG		351,097,918	23.0%

NEW ZEALAND — (7.1%)
Chorus, Ltd.	3,152,349	17,529,495	1.2%
Infratil, Ltd.	3,949,779	14,144,121	0.9%
Mainfreight, Ltd.	289,611	10,326,649	0.7%
SKYCITY Entertainment Group, Ltd.	5,101,527	9,439,519	0.6%
Summerset Group Holdings, Ltd.	1,378,955	9,475,546	0.6%
Other Securities		49,527,979	3.2%
TOTAL NEW ZEALAND		110,443,309	7.2%

SINGAPORE — (11.0%)
ComfortDelGro Corp., Ltd.	8,950,800	8,852,888	0.6%
Sembcorp Industries, Ltd.	7,106,600	8,225,582	0.5%
Other Securities		154,789,717	10.2%
TOTAL SINGAPORE		171,868,187	11.3%
TOTAL COMMON STOCKS		1,517,124,236	99.4%

RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
Other Securities		26,083	0.0%
TOTAL INVESTMENT SECURITIES (Cost $1,623,607,351)		1,517,150,319

		Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	3,633,899	42,047,846	2.7%
TOTAL INVESTMENTS—(100.0%) (Cost $1,665,649,023)		$1,559,198,165	102.1%
131

The Asia Pacific Small Company Series
continued

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,882,708	$878,832,114	—	$883,714,822
Hong Kong	740,917	350,357,001	—	351,097,918
New Zealand	—	110,443,309	—	110,443,309
Singapore	—	171,868,187	—	171,868,187
Rights/Warrants
Singapore	—	26,083	—	26,083
Securities Lending Collateral	—	42,047,846	—	42,047,846
TOTAL	$5,623,625	$1,553,574,540	—	$1,559,198,165

See accompanying Notes to Financial Statements.

132

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (2.4%)
Other Securities		$36,178,617	2.5%

CONSUMER DISCRETIONARY — (18.8%)
Bellway P.L.C.	514,084	15,553,702	1.1%
Countryside Properties P.L.C.	2,813,575	12,288,663	0.8%
Domino’s Pizza Group P.L.C.	3,580,555	15,373,097	1.0%
Dunelm Group P.L.C.	685,419	11,587,636	0.8%
Games Workshop Group P.L.C.	205,563	27,635,151	1.9%
* Inchcape P.L.C.	2,472,981	15,863,472	1.1%
Moneysupermarket.com Group P.L.C.	3,466,544	10,948,861	0.7%
Pets at Home Group P.L.C.	3,218,903	16,165,286	1.1%
William Hill P.L.C.	5,240,138	18,610,224	1.3%
Other Securities		138,358,373	9.3%
TOTAL CONSUMER DISCRETIONARY		282,384,465	19.1%

CONSUMER STAPLES — (6.4%)
Britvic P.L.C.	1,585,438	15,149,864	1.0%
Cranswick P.L.C.	379,748	15,829,814	1.1%
Fevertree Drinks P.L.C.	610,255	15,921,225	1.1%
Tate & Lyle P.L.C.	2,442,033	18,825,087	1.3%
Other Securities		31,238,431	2.1%
TOTAL CONSUMER STAPLES		96,964,421	6.6%

ENERGY — (1.8%)
Other Securities		27,319,053	1.9%

FINANCIALS — (14.4%)
Beazley P.L.C.	2,964,842	11,302,783	0.8%
Close Brothers Group P.L.C.	1,007,674	14,051,166	1.0%
* Hiscox, Ltd.	1,268,750	13,560,668	0.9%
IG Group Holdings P.L.C.	2,561,656	25,279,706	1.7%
Lancashire Holdings, Ltd.	1,430,682	11,806,704	0.8%
Man Group P.L.C.	10,338,145	14,426,511	1.0%
Quilter P.L.C.	10,292,590	16,341,140	1.1%
Other Securities		109,440,649	7.3%
TOTAL FINANCIALS		216,209,327	14.6%

HEALTH CARE — (3.6%)
Other Securities		54,517,955	3.7%

INDUSTRIALS — (29.8%)
Avon Rubber P.L.C.	210,277	10,711,700	0.7%
* Balfour Beatty P.L.C.	4,677,048	12,925,786	0.9%
Bodycote P.L.C.	1,288,277	10,863,830	0.7%
Diploma P.L.C.	775,767	22,338,566	1.5%
Electrocomponents P.L.C.	2,625,523	23,051,598	1.6%
* G4S P.L.C.	9,287,044	24,489,186	1.7%
* Grafton Group P.L.C.	1,582,491	13,757,361	0.9%
* Hays P.L.C.	9,080,700	12,539,176	0.9%
133

The United Kingdom Small Company Series

continued

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
* Howden Joinery Group P.L.C.	1,721,333	$14,211,059	1.0%
IMI P.L.C.	1,740,984	23,344,076	1.6%
QinetiQ Group P.L.C.	3,957,841	12,122,109	0.8%
Rotork P.L.C.	5,397,898	19,667,000	1.3%
Royal Mail P.L.C.	5,277,907	15,535,071	1.1%
Signature Aviation P.L.C.	5,602,723	17,156,548	1.2%
* Travis Perkins P.L.C.	1,545,039	21,219,992	1.4%
Ultra Electronics Holdings P.L.C.	588,864	14,367,628	1.0%
* Weir Group P.L.C (The)	852,580	15,839,014	1.1%
Other Securities		162,848,813	10.9%
TOTAL INDUSTRIALS		446,988,513	30.3%

INFORMATION TECHNOLOGY — (7.9%)
Computacenter P.L.C.	542,204	16,015,027	1.1%
* Renishaw P.L.C.	149,386	10,838,164	0.7%
Softcat P.L.C.	810,023	11,808,219	0.8%
Spectris P.L.C.	668,518	21,456,266	1.5%
Spirent Communications P.L.C.	4,124,361	15,483,840	1.0%
Other Securities		42,857,076	2.9%
TOTAL INFORMATION TECHNOLOGY		118,458,592	8.0%

MATERIALS — (7.1%)
Centamin P.L.C.	8,142,932	13,095,860	0.9%
# KAZ Minerals P.L.C.	1,557,504	12,707,831	0.9%
* Marshalls P.L.C.	1,446,763	12,534,531	0.8%
Synthomer P.L.C.	2,272,816	11,106,463	0.8%
Victrex P.L.C.	601,744	14,378,852	1.0%
Other Securities		42,534,863	2.8%
TOTAL MATERIALS		106,358,400	7.2%

REAL ESTATE — (4.2%)
Grainger P.L.C.	4,445,647	16,105,781	1.1%
* IWG P.L.C.	4,189,134	13,741,153	0.9%
St. Modwen Properties P.L.C.	2,715,246	11,661,984	0.8%
Other Securities		21,024,004	1.4%
TOTAL REAL ESTATE		62,532,922	4.2%

UTILITIES — (1.5%)
Other Securities		21,934,035	1.5%

TOTAL COMMON STOCKS		1,469,846,300	99.6%

PREFERRED STOCKS — (0.0%)

CONSUMER STAPLES — (0.0%)
Other Security		11,081	0.0%

TOTAL PREFERRED STOCKS		11,081	0.0%
TOTAL INVESTMENT SECURITIES (Cost $1,646,994,406)		1,469,857,381

SECURITIES LENDING COLLATERAL — (2.1%)		Value†
@§ The DFA Short Term Investment Fund	2,700,372	31,246,001	2.1%

TOTAL INVESTMENTS—(100.0%) (Cost $2,103,060,882)		$1,501,103,382	101.7%
134

The United Kingdom Small Company Series

continued

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$36,178,617	—	$36,178,617
Consumer Discretionary	—	282,384,465	—	282,384,465
Consumer Staples	—	96,964,421	—	96,964,421
Energy	—	27,319,053	—	27,319,053
Financials	—	216,209,327	—	216,209,327
Health Care	—	54,517,955	—	54,517,955
Industrials	—	446,988,513	—	446,988,513
Information Technology	—	118,458,592	—	118,458,592
Materials	—	106,358,400	—	106,358,400
Real Estate	—	62,532,922	—	62,532,922
Utilities	—	21,934,035	—	21,934,035
Preferred Stocks
Consumer Staples	—	11,081	—	11,081
Securities Lending Collateral	—	31,246,001	—	31,246,001
TOTAL	—	$1,501,103,382	—	$1,501,103,382

See accompanying Notes to Financial Statements.

135

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (92.5%)
	AUSTRIA — (3.1%)
	voestalpine AG	640,995	$17,824,068	0.4%
	Other Securities		133,545,143	2.9%
	TOTAL AUSTRIA		151,369,211	3.3%

	BELGIUM — (3.1%)
*	Ackermans & van Haaren NV	171,330	21,089,598	0.5%
	Other Securities		131,799,418	2.8%
	TOTAL BELGIUM		152,889,016	3.3%

	DENMARK — (5.8%)
	Pandora A.S.	469,106	37,213,911	0.8%
	Royal Unibrew A.S.	345,044	33,644,924	0.7%
	SimCorp A.S.	278,224	33,184,785	0.7%
	Topdanmark A.S.	464,847	18,203,120	0.4%
	Other Securities		161,749,400	3.6%
	TOTAL DENMARK		283,996,140	6.2%

	FINLAND — (6.5%)
	Huhtamaki Oyj	684,659	33,443,893	0.7%
	Metso Outotec Oyj	3,973,290	28,009,583	0.6%
#	Nokian Renkaat Oyj	542,115	16,658,068	0.4%
	Orion Oyj, Class B	515,971	22,083,355	0.5%
	Valmet Oyj	889,683	21,233,990	0.5%
	Other Securities		197,584,214	4.2%
	TOTAL FINLAND		319,013,103	6.9%

	FRANCE — (10.1%)
Ω	Euronext NV	256,149	26,670,617	0.6%
#*	Ingenico Group SA	410,246	58,983,247	1.3%
*	Rexel SA	2,168,743	22,833,968	0.5%
	Rubis SCA	510,543	16,786,552	0.4%
*	SOITEC	131,953	18,718,831	0.4%
	Other Securities		352,308,189	7.6%
	TOTAL FRANCE		496,301,404	10.8%

	GERMANY — (14.0%)
	Aurubis AG	296,684	18,979,902	0.4%
#*	CTS Eventim AG & Co. KGaA	411,788	18,253,469	0.4%
*	Dialog Semiconductor P.L.C.	601,965	22,949,251	0.5%
	GEA Group AG	847,030	28,209,232	0.6%
	Gerresheimer AG	254,880	25,621,653	0.6%
	Grand City Properties SA	803,479	18,237,829	0.4%
	Lanxess AG	597,294	30,293,412	0.7%
	Rheinmetall AG	313,337	22,899,837	0.5%
#	TAG Immobilien AG	954,559	28,130,494	0.6%
	Other Securities		475,069,955	10.3%
	TOTAL GERMANY		688,645,034	15.0%
136

The Continental Small Company Series

continued

		Shares	Value»	Percentage of Net Assets‡
	IRELAND — (0.5%)
	Other Securities		$25,606,129	0.6%

	ISRAEL — (3.2%)
	Other Securities		157,034,907	3.4%

	ITALY — (7.9%)
#*	Banco BPM SpA	9,217,317	16,697,140	0.4%
	Italgas SpA	3,402,703	19,663,311	0.4%
	Prysmian SpA	614,980	16,735,081	0.4%
	Other Securities		334,298,213	7.2%
	TOTAL ITALY		387,393,745	8.4%

	NETHERLANDS — (6.6%)
	Aalberts NV	714,897	23,984,157	0.5%
#*	Altice Europe NV	3,929,414	19,319,574	0.4%
	ASR Nederland NV	873,857	26,517,609	0.6%
	BE Semiconductor Industries NV	529,783	21,346,926	0.5%
	Corbion NV	416,939	18,936,387	0.4%
	IMCD NV	357,089	41,329,836	0.9%
	SBM Offshore NV	1,312,499	21,210,222	0.5%
*	OSignify NV	780,137	27,691,217	0.6%
	Other Securities		121,329,142	2.6%
	TOTAL NETHERLANDS		321,665,070	7.0%

	NORWAY — (2.0%)
	Other Securities		100,529,778	2.2%

	PORTUGAL — (0.7%)
	Other Securities		32,924,492	0.7%

	SPAIN — (5.2%)
	Acciona SA	173,951	17,575,410	0.4%
	Viscofan SA	280,336	18,926,325	0.4%
	Other Securities		216,653,904	4.7%
	TOTAL SPAIN		253,155,639	5.5%

	SWEDEN — (8.6%)
	Other Securities		419,952,966	9.1%

	SWITZERLAND — (15.2%)
	Allreal Holding AG	113,917	24,127,535	0.5%
*	ams AG	1,516,165	32,463,632	0.7%
	Belimo Holding AG	3,028	22,518,341	0.5%
	Bucher Industries AG	54,197	20,894,138	0.5%
	Cembra Money Bank AG	187,433	20,824,503	0.5%
*	Flughafen Zurich AG	126,351	17,051,491	0.4%
	Georg Fischer AG	31,470	31,786,184	0.7%
	Helvetia Holding AG	218,900	17,164,641	0.4%
	PSP Swiss Property AG	326,804	39,519,077	0.9%
	Siegfried Holding AG	30,001	18,993,894	0.4%
*	Sunrise Communications Group AG	271,523	32,543,081	0.7%
Ω	VAT Group AG	205,035	38,467,620	0.8%
	Other Securities		427,003,922	9.1%
	TOTAL SWITZERLAND		743,358,059	16.1%
137

The Continental Small Company Series

continued

	Shares	Value»	Percentage of Net Assets‡
TOTAL COMMON STOCKS		$4,533,834,693	98.5%

PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
Other Securities		43,263,406	1.0%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Security		4,394	0.0%

SPAIN — (0.0%)
Other Security		560,562	0.0%

TOTAL RIGHTS/WARRANTS		564,956	0.0%

TOTAL INVESTMENT SECURITIES (Cost $4,362,167,478)		4,577,663,055

		Value†
SECURITIES LENDING COLLATERAL — (6.6%)
@§ The DFA Short Term Investment Fund	28,037,153	324,417,899	7.0%

TOTAL INVESTMENTS—(100.0%) (Cost $4,686,535,113)		$4,902,080,954	106.5%
138

The Continental Small Company Series

continued

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$151,369,211	—	$151,369,211
Belgium	—	152,889,016	—	152,889,016
Denmark	—	283,996,140	—	283,996,140
Finland	—	319,013,103	—	319,013,103
France	—	496,301,404	—	496,301,404
Germany	$10,245,361	678,399,673	—	688,645,034
Ireland	—	25,606,129	—	25,606,129
Israel	588,399	156,446,508	—	157,034,907
Italy	—	387,393,745	—	387,393,745
Netherlands	—	321,665,070	—	321,665,070
Norway	82,679	100,447,099	—	100,529,778
Portugal	—	32,924,492	—	32,924,492
Spain	—	253,155,639	—	253,155,639
Sweden	1,529,715	418,423,251	—	419,952,966
Switzerland	32,543,081	710,814,978	—	743,358,059
Preferred Stocks
Germany	—	43,263,406	—	43,263,406
Rights/Warrants
France	—	4,394	—	4,394
Spain	—	560,562	—	560,562
Securities Lending Collateral	—	324,417,899	—	324,417,899
TOTAL	$44,989,235	$4,857,091,719	—	$4,902,080,954

See accompanying Notes to Financial Statements.

139

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (86.8%)
COMMUNICATION SERVICES — (1.1%)
	Other Securities		$12,808,291	1.3%

CONSUMER DISCRETIONARY — (5.5%)
*	Aritzia, Inc.	427,638	6,458,062	0.7%
#	BRP, Inc.	133,511	7,211,177	0.7%
#*	Great Canadian Gaming Corp.	428,062	7,309,473	0.8%
	Linamar Corp.	216,634	7,081,296	0.7%
	Other Securities		33,270,140	3.4%
TOTAL CONSUMER DISCRETIONARY			61,330,148	6.3%

CONSUMER STAPLES — (5.2%)
#	Jamieson Wellness, Inc.	275,646	7,973,727	0.8%
#	Maple Leaf Foods, Inc.	355,793	6,478,675	0.7%
#	North West Co., Inc. (The)	319,480	7,877,293	0.8%
#	Premium Brands Holdings Corp.	182,482	13,017,405	1.3%
	Primo Water Corp.	96,682	1,211,426	0.1%
	Primo Water Corp.	813,424	10,196,038	1.1%
	Other Securities		11,076,713	1.2%
TOTAL CONSUMER STAPLES			57,831,277	6.0%

ENERGY — (11.4%)
	ARC Resources, Ltd.	2,215,726	10,909,827	1.1%
#	Cameco Corp.	682,775	6,493,190	0.7%
#	Gibson Energy, Inc.	940,791	13,854,477	1.4%
*	Parex Resources, Inc.	786,291	7,654,578	0.8%
	Tourmaline Oil Corp.	1,090,347	14,125,489	1.5%
	Other Securities		73,459,246	7.5%
TOTAL ENERGY			126,496,807	13.0%

FINANCIALS — (9.1%)
#	Canadian Western Bank	456,902	8,402,086	0.9%
	CI Financial Corp.	672,201	7,835,534	0.8%
	ECN Capital Corp.	2,488,693	9,862,868	1.0%
#	Element Fleet Management Corp.	1,490,738	14,042,454	1.5%
	Genworth MI Canada, Inc.	234,684	7,785,809	0.8%
	iA Financial Corp., Inc.	234,884	8,183,829	0.8%
#	Laurentian Bank of Canada	412,090	8,106,942	0.8%
	Other Securities		37,425,337	3.9%
TOTAL FINANCIALS			101,644,859	10.5%

HEALTH CARE — (0.9%)
	Other Securities		10,336,878	1.1%
140

The Canadian Small Company Series
continued

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (11.4%)
#	Finning International, Inc.	885,513	$13,465,806	1.4%
#	Morneau Shepell, Inc.	401,948	8,034,133	0.8%
#	Richelieu Hardware, Ltd.	361,973	9,731,947	1.0%
#	Stantec, Inc.	507,094	14,562,348	1.5%
#	TFI International, Inc.	481,820	21,452,798	2.2%
	Other Securities		59,373,391	6.1%
TOTAL INDUSTRIALS			126,620,423	13.0%

INFORMATION TECHNOLOGY — (5.4%)
#*	BlackBerry, Ltd.	977,994	4,389,705	0.5%
#*	BlackBerry, Ltd.	1,540,551	6,917,074	0.7%
	Enghouse Systems, Ltd.	263,395	13,069,912	1.3%
#*	Kinaxis, Inc.	141,544	21,607,160	2.2%
	Other Securities		13,953,819	1.5%
TOTAL INFORMATION TECHNOLOGY			59,937,670	6.2%

MATERIALS — (25.8%)
#	Alamos Gold, Inc., Class A	2,003,290	18,299,207	1.9%
	Centerra Gold, Inc.	1,270,606	11,100,996	1.1%
*	Eldorado Gold Corp.	664,263	8,326,345	0.9%
*	Eldorado Gold Corp.	74,100	928,473	0.1%
#*	Endeavour Mining Corp.	675,295	16,564,312	1.7%
*	IAMGOLD Corp.	2,197,656	8,049,659	0.8%
*	IAMGOLD Corp.	599,837	2,201,402	0.2%
#*	Ivanhoe Mines, Ltd., Class A	2,965,148	11,662,070	1.2%
*	New Gold, Inc.	3,469,405	7,030,994	0.7%
	Pan American Silver Corp.	274,369	8,719,342	0.9%
#*	Pretium Resources, Inc.	293,903	3,579,739	0.4%
#*	Pretium Resources, Inc.	455,178	5,551,785	0.6%
#*	SSR Mining, Inc.	1,130,996	20,933,991	2.2%
	Stella-Jones, Inc.	207,304	6,746,755	0.7%
*	Teranga Gold Corp.	618,863	6,438,069	0.7%
#	West Fraser Timber Co., Ltd.	221,992	10,295,643	1.1%
	Yamana Gold, Inc.	3,304,447	18,378,708	1.9%
	Other Securities		122,108,748	12.4%
TOTAL MATERIALS			286,916,238	29.5%

REAL ESTATE — (3.7%)
#	Altus Group, Ltd.	261,893	10,715,145	1.1%
#	Colliers International Group, Inc.	165,544	11,724,635	1.2%
	Colliers International Group, Inc.	4,163	295,073	0.0%
	Other Securities		18,263,649	1.9%
TOTAL REAL ESTATE			40,998,502	4.2%
141

The Canadian Small Company Series
continued

	Shares	Value»	Percentage of Net Assets‡
UTILITIES — (7.3%)
# Boralex, Inc., Class A	549,954	$15,995,435	1.6%
# Capital Power Corp.	771,649	17,004,890	1.8%
# Innergex Renewable Energy, Inc.	800,557	14,433,219	1.5%
# Superior Plus Corp.	781,510	6,951,057	0.7%
TransAlta Corp.	1,784,708	10,582,596	1.1%
TransAlta Corp.	16,789	99,559	0.0%
# TransAlta Renewables, Inc.	614,934	7,708,022	0.8%
Other Securities		8,651,855	0.9%
TOTAL UTILITIES		81,426,633	8.4%
TOTAL COMMON STOCKS		966,347,726	99.5%

RIGHTS/WARRANTS — (0.1%)
MATERIALS — (0.1%)
Other Security		1,351,019	0.1%
TOTAL RIGHTS/WARRANTS		1,351,019	0.1%
TOTAL INVESTMENT SECURITIES (Cost $979,047,177)		967,698,745

		Value†
SECURITIES LENDING COLLATERAL — (13.1%)
@§ The DFA Short Term Investment Fund	12,646,413	146,331,640	15.1%
TOTAL INVESTMENTS—(100.0%) (Cost $1,125,355,991)		$1,114,030,385	114.7%

See accompanying Notes to Financial Statements.

142

The Canadian Small Company Series
continued

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$12,808,291	—	—	$12,808,291
Consumer Discretionary	60,698,059	$632,089	—	61,330,148
Consumer Staples	57,831,277	—	—	57,831,277
Energy	126,496,807	—	—	126,496,807
Financials	101,644,859	—	—	101,644,859
Health Care	10,336,878	—	—	10,336,878
Industrials	126,620,423	—	—	126,620,423
Information Technology	59,937,670	—	—	59,937,670
Materials	286,883,757	32,481	—	286,916,238
Real Estate	40,998,502	—	—	40,998,502
Utilities	81,426,633	—	—	81,426,633
Rights/Warrants
Materials	—	1,351,019	—	1,351,019
Securities Lending Collateral	—	146,331,640	—	146,331,640
TOTAL	$965,683,156	$148,347,229	—	$1,114,030,385

See accompanying Notes to Financial Statements.

143

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 30, 2020

(Unaudited)

(Amounts in thousands)

	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*	The Continental Small Company Series*	The Canadian Small Company Series*
ASSETS:
Investment Securities at Value (including $185,766, $129,718, $29,643, $269,171 and $266,872 of securities on loan, respectively)	$3,116,259	$1,815,595	$1,843,904	$5,641,574	$1,181,504
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $$77,282, $30,003, $31,488, $276,623 and $245,226, respectively)	77,303	30,010	31,495	276,675	245,249
Foreign Currencies at Value	722	6,883	499	2,604	2,724
Cash	24	—	599	9,214	4,461
Receivables:
Investment Securities Sold	18,949	5,205	4,441	9,149	850
Dividends, Interest and Tax Reclaims	4,609	1,837	3,118	16,450	2,894
Securities Lending Income	213	311	66	1,051	164
Futures Margin Variation	—	—	—	—	25
Unrealized Gain on Foreign Currency Contracts	1	—	—	24	—
Prepaid Expenses and Other Assets	—	—	—	—	1
Total Assets	3,218,080	1,859,841	1,884,122	5,956,741	1,437,872
LIABILITIES:
Payables:
Due to Custodian	—	889	—	—	—
Upon Return of Securities Loaned	76,915	28,986	31,736	285,059	248,473
Investment Securities Purchased	—	3,101	304	—	—
Due to Advisor	265	151	153	472	99
Unrealized Loss on Foreign Currency Contracts	5	—	3	—	—
Accrued Expenses and Other Liabilities	418	198	190	525	107
Total Liabilities	77,603	33,325	32,386	286,056	248,679
NET ASSETS	$3,140,477	$1,826,516	$1,851,736	$5,670,685	$1,189,193
Investments at Cost	$2,554,963	$1,616,516	$1,598,311	$4,220,300	$972,510
Foreign Currencies at Cost	$723	$6,784	$497	$2,610	$2,718

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

144

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands)

	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*	The Continental Small Company Series*	The Canadian Small Company Series*
ASSETS:
Investment Securities at Value (including $123,065, $117,829, $29,285, $311,792 and $168,651 of securities on loan, respectively)	$2,919,304	$1,517,150	$1,469,857	$4,577,663	$967,669
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $57,829, $42,042, $31,239, $324,368 and $146,309)	57,849	42,048	31,246	324,418	146,332
Foreign Currencies at Value	903	5,766	47	—	1,204
Cash	1,309	201	608	1,156	2
Receivables:
Investment Securities Sold	2,619	2,354	2,741	6,885	1,592
Dividends, Interest and Tax Reclaims	19,483	3,861	2,834	16,682	383
Securities Lending Income	261	281	28	914	197
Unrealized Gain on Foreign Currency Contracts	5	1	1	13
Prepaid Expenses and Other Assets	—	—	1
Total Assets	3,001,733	1,571,662	1,507,363	4,927,731	1,117,409
LIABILITIES:
Payables:
Due to Custodian				253
Upon Return of Securities Loaned	57,878	42,044	31,244	324,448	146,315
Investment Securities Purchased	—	2,257	—	104	—
Due to Advisor	259	134	131	420	86
Futures Margin Variation	—	—	—	—	—
Unrealized Loss on Foreign Currency Contracts	—	—	—	—	—
Accrued Expenses and Other Liabilities	443	213	206	561	125
Total Liabilities	58,580	44,648	31,581	325,786	146,526
NET ASSETS	$2,943,153	$1,527,014	$1,475,782	$4,601,945	$970,883
Investments Securities at Cost	$2,621,667	$1,623,607	$1,646,994	$4,362,167	$979,047
Foreign Currencies at Cost	$905	$5,771	$47	$(249)	$1,203

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

145

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2020

(Amounts in thousands)

	The Japanese Small Company Series#	The Asia Pacific Small Company Series#	The United Kingdom Small Company Series#	The Continental Small Company Series#	The Canadian Small Company Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $7,633, $703, $419, $14,486 and $3,388 respectively)	$68,798	$60,440	$43,863	$103,850	$19,653
Non Cash Income
Income from Securities Lending	4,338	4,128	613	11,592	2,427
Total Investment Income	73,136	64,568	44,476	115,442	22,080
Expenses
Investment Management Fees	3,240	1,488	1,781	5,081	1,004
Accounting & Transfer Agent Fees	151	79	89	234	52
Custodian Fees	465	208	65	545	60
Shareholders’ Reports	31	29	29	35	28
Directors’/Trustees’ Fees & Expenses	29	12	13	39	8
Professional Fees	57	28	34	111	17
Other	138	58	73	208	35
Total Expenses	4,111	1,902	2,084	6,253	1,204
Fees Paid Indirectly (Note C)	55	33	15	87	6
Net Expenses	4,056	1,869	2,069	6,166	1,198
Net Investment Income (Loss)	69,080	62,699	42,407	109,276	20,882
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(64,936)	(77,003)	(34,350)	92,887	(221,703)
Affiliated Investment Companies Shares Sold	(9)	(11)	(1)	(26)	(8)
Futures	—	608	(394)	(260)	—
Foreign Currency Transactions	228	(267)	(444)	1,299	(151)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(116,647)	(1,299)	(329,388)	(384,869)	206,814
Affiliated Investment Companies Shares	9	1	4	9	3
Translation of Foreign Currency Denominated Amounts	182	1	(381)	825	(2)
Net Realized and Unrealized Gain (Loss)	(181,173)	(77,970)	(364,904)	(290,153)	(15,047)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(112,093)	$(15,271)	$(322,497)	$(180,877)	$5,835

**	Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese Small Company Series
	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$69,080	$81,603
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(64,936)	63,546
Affiliated Investment Companies Shares Sold	(9)	—
Foreign Currency Transactions	228	893
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(116,647)	2,479
Affiliated Investment Companies Shares	9	10
Translation of Foreign Currency-Denominated Amounts	182	9
Net Increase (Decrease) in Net Assets Resulting from Operations	(112,093)	148,540
Transactions in Interest:
Contributions	71,736	105,276
Withdrawals	(764,667)	(339,736)
Net Increase (Decrease) from Transactions in Interest	(692,931)	(234,460)
Total Increase (Decrease) in Net Assets	(805,024)	(85,920)
Net Assets
Beginning of Year	3,748,177	3,834,097
End of Year	$2,943,153	$3,748,177

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Year Ended Oct. 31, 2020	Year Ended Oct. 31, 2019	Year Ended Oct. 31, 2020	Year Ended Oct. 31, 2019	Year Ended Oct. 31, 2020	Year Ended Oct. 31, 2019	Year Ended Oct. 31, 2020	Year Ended Oct. 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$62,699	$68,215	$42,407	$76,252	$109,276	$146,906	$20,882	$26,482
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(77,003)	28,597	(34,350)	45,398	92,877	271,616	(221,703)	(81,417)
Affiliated Investment Companies Shares Sold	(11)	3	(1)	2	(26)	7	(8)	(6)
Futures	608	(97)	(394)	—	(260)	—	—	—
Foreign Currency Transactions	(267)	(572)	(444)	(1,016)	1,299	(101)	151	172
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,299)	(10,141)	(329,338)	105,943	(384,869)	20,336	206,814	60,948
Affiliated Investment Companies Shares	1	4	4	1	(9)	46	3	16
Translation of Foreign Currency-Denominated Amounts	1	16	(381)	552	825	63	(2)	6
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,271)	86,025	(322,497)	227,132	(180,877)	438,873	5,835	6,201
Transactions in Interest:
Contributions	82,954	84,771	5,810	92,887	135,156	223,410	6,817	99,460
Withdrawals	(182,512)	(259,324)	(484,982)	(231,393)	(959,829)	(477,048)	(190,384)	(103,857)
Net Increase (Decrease) from Transactions in Interest	(99,558)	(174,553)	(479,172)	(138,506)	(824,673)	(253,638)	(183,567)	(4,397)
Total Increase (Decrease) in Net Assets	(114,829)	(88,528)	(801,669)	88,626	(1,005,550)	185,235	(177,732)	1,804
Net Assets
Beginning of Year	1,641,843	1,730,371	$2,277,451	2,188,825	5,607,495	5,422,260	1,148,615	1,146,811
End of Year	$1,527,014	$1,641,843	$1,475,782	$2,277,451	$4,601,945	$5,607,495	$970,883	$1,148,615

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year Ended Oct. 31, 2020	Year Ended Oct. 31, 2019	Year Ended Oct. 31, 2018	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2020	Year Ended Oct. 31, 2019	Year Ended Oct. 31, 2018	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016
Total Return	(1.93)%	4.47%	(7.46%)	27.10%	14.53%	0.14%	5.27%	(8.14%)	16.21%	16.69%
Net Assets, End of Year (thousands)	$2,943,153	$3,748,177	$3,834,097	$3,989,049	$14.53%	$1,527,014	$1,641,843	$1,730,371	$1,815,705	$1,555,736
Ratio of Expenses to Average Net Assets	0.13%	0.12%	0.12%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.13%	0.12%	0.12%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.13%	2.32%	1.90%	1.90%	1.99%	4.21%	4.11%	3.96%	3.82%	4.00%
Portfolio Turnover Rate	5%	12%	17%	13%	10%	18%	18%	18%	14%	10%

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

	The United Kingdom Small Company Series					The Continental Small Company Series
	Year Ended Oct. 31, 2020	Year Ended Oct. 31, 2019	Year Ended Oct. 31, 2018	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2020	Year Ended Oct. 31, 2019	Year Ended Oct. 31, 2018	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016
Total Return	(14.87%)	10.67%	(8.90%)	29.87%	(15.82%)	(2.23%)	8.43%	(10.78%)	34.27%	6.10%
Net Assets, End of Year (thousands)	$1,475,782	$2,277,451	$2,188,825	$2,329,912	$1,683,465	$4,601,945	$5,607,495	$5,422,260	$5,751,059	$4,147,925
Ratio of Expenses to Average Net Assets	0.12%	0.11%	0.11%	0.12%	0.12%	0.12%	0.12%	0.12%	0.13%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.11%	0.11%	0.12%	0.12%	0.12%	0.13%	0.12%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.38%	3.43%	3.23%	3.40%	4.36%	2.15%	2.74%	2.51%	2.33%	2.49%
Portfolio Turnover Rate	9%	18%	14%	9%	15%	8%	17%	15%	13%	9%

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Canadian Small Company Series
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Total Return	6.02%	1.00%	(10.44%)	12.10%	20.77%
Net Assets, End of Year (thousands)	$970,883	$1,148,615	$1,146,811	$1,190,222	$933,264
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.08	2.37%	2.11%	2.14%	2.52%
Portfolio Turnover Rate	18%	12%	14%	22%	8%

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, five of which, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy which prioritizes the inputs-to- valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

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The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio;

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U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees  & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2020, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2020, the Series’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
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Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
The Japanese Small Company Series	$55
The Asia Pacific Small Company Series	33
The United Kingdom Small Company Series	15
The Continental Small Company Series	87
The Canadian Small Company Series	6

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2020, the total related amounts paid by the Trust to the CCO were $63 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2020, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$108
The Asia Pacific Small Company Series	54
The United Kingdom Small Company Series	66
The Continental Small Company Series	139
The Canadian Small Company Series	32

E. Purchases and Sales of Securities:

For the year ended October 31, 2020, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
The Japanese Small Company Series	$159,950	$767,401
The Asia Pacific Small Company Series	265,357	285,151
The United Kingdom Small Company Series	166,368	438,701
The Continental Small Company Series	391,305	1,070,561
The Canadian Small Company Series	184,348	341,667

There were no purchases or sales of long-term U.S. government securities.

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For the year ended October 31, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
The Japanese Small Company Series
The DFA Short Term Investment Fund	$91,203	$476,281	$509,635	$(9)	$9	$57,849	$5,000	$636	—
Total	$91,203	$476,281	$509,635	$(9)	$9	$57,849	$5,000	$636	—

The Asia Pacific Small Company
The DFA Short Term Investment Fund	$48,848	$244,129	$250,919	$(11)	$1	$42,048	$3,634	$581	—
Total	$48,848	$244,129	$250,919	$(11)	$1	$42,048	$3,634	$581	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$18,814	$169,994	$157,565	$(1)	$4	$31,246	$2,700	$230	—
Total	$18,814	$169,994	$157,565	$(1)	$4	$31,246	$2,700	$230	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$514,886	$1,149,359	$1,339,792	$(26)	$9	$324,418	$28,037	$3,554	—
Total	$514,886	$1,149,359	$1,339,792	$(26)	$9	$324,418	$28,037	$3,554	—

The Canadian Small Company
The DFA Short Term Investment Fund	$181,292	$677,886	$712,841	$(8)	$3	$146,332	$12,646	$1,201	—
Total	$181,292	$677,886	$712,841	$(8)	$3	$146,332	$12,646	$1,201	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At October 31, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Japanese Small Company Series	$2,746,556	$657,118	$(426,516)	$230,602
The Asia Pacific Small Company Series	1,697,873	345,260	(483,934)	(138,674)
The United Kingdom Small Company Series	1,697,627	308,178	(504,701)	(196,523)
The Continental Small Company Series	4,718,799	1,262,762	(1,079,467)	183,295
The Canadian Small Company Series	1,151,361	251,770	(289,101)	(37,331)
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The difference between GAAP-basis and tax basis unrealized gains (losses) is can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as Brexit). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

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Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2020 was as follows (amounts in thousands):

Futures**
The Asia Pacific Small Company Series	$1,427
The United Kingdom Small Company Series	465

**	Average Notional Value of contracts

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts(1)
The Asia Pacific Small Company Series	$ 608	$ 608	*
The United Kingdom Small Company Series	(394)	(394	)*
The Continental Small Company Series	(260)	(260	)*

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
*	As of October 31, 2020, there were no futures contracts outstanding. During the year ended October 31, 2020, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020 with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

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For the year ended October 31, 2020, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2020
The Japanese Small Company Series	1.29%	$10,351	25	$9	$39,665	—
The Asia Pacific Small Company Series	1.18%	120	37	—	1,588	—
The United Kingdom Small Company Series	1.88%	117	12	—	278	—
The Continental Small Company Series	1.22%	5,962	8	1	36,080	—
The Canadian Small Company Series	1.22%	243	19	—	2,070	—

*	Number of Days Outstanding represents the total single or consecutive days during the year ended October 31, 2020, that each Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the year ended October 31, 2020.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2020, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2020, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
The Japanese Small Company Series	$28,652	$26,939	$802
The Asia Pacific Small Company Series	30,308	33,449	3,587
The United Kingdom Small Company Series	14,591	13,013	(11,437)
The Continental Small Company Series	24,868	51,077	(2,895)
The Canadian Small Company Series	38,671	17,745	(12,151)
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J. Securities Lending:

As of October 31, 2020, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Market Value
The Japanese Small Company Series	$76,030
The Asia Pacific Small Company Series	88,424
The United Kingdom Small Company Series	105
The Continental Small Company Series	12,013
The Canadian Small Company Series	31,442

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series with securities on loan could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the Money Market Series), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

159

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2020:

	Remaining Contractual Maturity of the Agreements As of October 31, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The Japanese Small Company Series
Common Stocks	$57,878	—	—	—	$57,878
The Asia Pacific Small Company Series
Common Stocks	42,044	—	—	—	42,044
The United Kingdom Small Company Series
Common Stocks	31,244	—	—	—	31,244
The Continental Small Company Series
Common Stocks, Rights/Warrants	324,448	—	—	—	324,448
The Canadian Small Company Series
Common Stocks, Rights/Warrants	146,315	—	—	—	146,315

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Trust’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

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M. Coronavirus (COVID-19) Pandemic:

The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series and the Trust financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

On November 12, 2020, President Trump issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Communist Chinese Military Companies” (the “Order”). The Order prohibits U.S. entities from participating in certain types of transactions involving securities of Chinese companies known to be associated with the Chinese military. Management is currently evaluating the Order’s effect on the Series.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (five of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020, and each of the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2020.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2020.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2020.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director	DFAIDG - Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	132 portfolios in 5 investment companies	None
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director	Since 2017 for the Funds	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).	132 portfolios in 5 investment companies	None
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director	Since March 2019 for the Funds	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984).	132 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- April 2018).
Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director	DFAIDG -Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 - 2016).	132 portfolios in 5 investment companies	None
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director	DFAIDG - Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	132 portfolios in 5 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2000 for the Funds	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	132 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (19 portfolios) (since 2009).
164

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director	Since March 2019 for the Funds	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since January 2018). President, Western Finance Association (global association of academic researchers and practitioners in finance) (since June 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016).	132 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).
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Interested Director

The following interested Director is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	DFAIDG - Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of “DEM, DFAIDG, “DIG and DFAITC. Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Member of Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).	132 portfolios in 5 investment companies	None

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.
166

Officers

Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund as of October 31, 2020. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below held the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since June 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019

Vice President and Assistant Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since September 2019)

•  Dimensional ETF Trust (since June 2020)

Vice President (since January 2018) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017

Co-Chief Executive Officer of

•  all the DFA entities (since 2017)

•  Dimensional ETF Trust (since June 2020)

Director (since 2017) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Japan Ltd.

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Ltd.

•  DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd. Head of Global Financial Advisor Services (since 2007) for

•  Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

167

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA entities (since 2017)

•  Dimensional ETF Trust (since June 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

Vice President (since 2016) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Randy Olson 1980	Chief Compliance Officer	Since August 2020

Chief Compliance Officer (since August 2020)

•  DFA Investment Dimensions Group Inc.

•  Dimensional Investment Group Inc.

•  The DFA Investment Trust Company

•  Dimensional Emerging Markets Value Fund

Chief Compliance Officer (since September 2020)

•  Dimensional ETF Trust

Formerly, Vice President – Senior Compliance Officer

•  Dimensional Investment Advisors LP (January 2020 – August 2020 And July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

Lisa M. Dallmer 1972	Vice President, Chief Financial Officer, and Treasurer	Since March 2020

Vice President, Chief Financial Officer, and Treasurer of

•  the DFA Fund Complex (since March 2020)

•  Dimensional ETF Trust (since June 2020).

Executive Vice President (since January 2020)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investments LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investments LLC

•  DFA Securities LLC

Formerly, Interim Chief Financial Officer and Treasurer (April 2020 – September 2020)

•  Dimensional Fund Advisors Canada ULC

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) and Assistant Secretary (2017-2019) of

•  all the DFA Entities

Vice President (since June 2020)

•  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

168

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President (since 2015) of

•  all the DFA Entities Assistant Treasurer (since 2017) of

•  the DFA Fund Complex Vice President and Assistant Treasurer (since June 2020)

•  Dimensional ETF Trust Formerly, Senior Tax Manager (2013 – 2015) for

•  Dimensional Fund Advisors LP

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional ETF Trust (since June 2020) • Dimensional Cayman Commodity Fund I Ltd. (since 2010)
Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•  the DFA Fund Complex (since 2017)

•  Dimensional ETF Trust (since June 2020) General Counsel (since 2001) of

•  All the DFA Entities (since 2001)

•  Dimensional ETF Trust (since June 2020)

Executive Vice President (since 2017) and Secretary (since 2000) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC Director (since 2002),

Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd. Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

•  Director of Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  the DFA Fund Complex

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997 – 2017)

•  Dimensional Holdings Inc. (2006 – 2017)

•  DFA Securities LLC (1997 – 2017)

•  Dimensional Investment LLC (2009 – 2017)

169

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President (since 2010) and Secretary (since 2017) of

•  the DFA Fund Complex

Vice President and Secretary of

•  Dimensional ETF Trust (since June 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Vice President of

•  DFA Securities LLC (since 2010)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017

Co-Chief Executive Officer and Chief Investment Officer of

•  all the DFA Entities (since 2017)

•  Dimensional Fund Advisors Canada ULC (since 2017)

•  Dimensional ETF Trust (since June 2020)

Director, Chief Investment Officer and Vice President (since 2017) of

•  DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Director of

•  Dimensional Funds plc (since 2014)

•  Dimensional Fund II plc (since 2014)

•  Dimensional Holdings Inc. (since 2017)

•  Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of

•  Dimensional Japan Ltd. (2016 – 2017)

•  DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Director (2017 – 2018) of

•  Dimensional Fund Advisors Pte. Ltd.

James J. Taylor 1983	Vice President and Assistant Treasurer	Since March 2020

Vice President and Assistant Treasurer of

•  the DFA Fund Complex (since March 2020)

•  Dimensional ETF Trust (since June 2020)

Vice President (since 2016) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Formerly, Accounting Manager (2015-2016)

•  Dimensional Fund Advisors LP

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.
170

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

Distributor for the SA Funds:

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100,

Portland, ME 04101

www.foreside.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds objectives and policies, experience of its management, and other information.

171

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.6%
Aerospace & Defense — 1.7%
Axon Enterprise, Inc. *	500	$61,265
Boeing Co. (The)	9,700	2,076,382
BWX Technologies, Inc.	3,286	198,080
Curtiss-Wright Corp.	1,160	134,966
General Dynamics Corp.	4,790	712,848
HEICO Corp.	909	120,352
HEICO Corp., Class A	1,141	133,565
Huntington Ingalls Industries, Inc.	1,027	175,083
L3Harris Technologies, Inc.	2,477	468,202
Lockheed Martin Corp.	6,768	2,402,505
Mercury Systems, Inc. *	613	53,981
Northrop Grumman Corp.	4,507	1,373,373
Raytheon Technologies Corp.	23,214	1,660,033
Teledyne Technologies, Inc. *	660	258,707
Textron, Inc.	4,852	234,497
TransDigm Group, Inc. *	1,091	675,165
		10,739,004
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.	2,800	262,836
Expeditors International of Washington, Inc.	3,525	335,263
FedEx Corp.	5,486	1,424,275
United Parcel Service, Inc., Class B	21,226	3,574,458
XPO Logistics, Inc. *	1,934	230,533
		5,827,365
Airlines — 0.2%
Alaska Air Group, Inc.	3,201	166,452
American Airlines Group, Inc. @	4,400	69,388
Delta Air Lines, Inc.	4,487	180,422
JetBlue Airways Corp. *	3,600	52,344
Southwest Airlines Co.	8,856	412,778
United Airlines Holdings, Inc. *	5,620	243,065
		1,124,449
Auto Components — 0.2%
Aptiv PLC	4,280	557,641
Autoliv, Inc.	1,900	174,990
BorgWarner, Inc.	3,685	142,389
Gentex Corp.	5,624	190,822
Lear Corp.	1,257	199,901
		1,265,743
Automobiles — 1.2%
Ford Motor Co.	4,900	43,071
General Motors Co.	7,100	295,644
Tesla, Inc. *	10,190	7,190,778
Thor Industries, Inc. @	1,179	109,635
		7,639,128
Beverages — 2.0%
Boston Beer Co., Inc. (The), Class A *	261	259,510
Brown-Forman Corp., Class A	1,502	110,352
Brown-Forman Corp., Class B	8,544	678,650
Coca-Cola Co. (The)	84,962	4,659,316
Constellation Brands, Inc., Class A	2,222	486,729
Keurig Dr Pepper, Inc.	3,375	108,000
Molson Coors Brewing Co., Class B	1,400	63,266
Monster Beverage Corp. *	6,606	610,923
PepsiCo, Inc.	36,504	5,413,543
		12,390,289
Biotechnology — 2.1%
AbbVie, Inc.	35,618	3,816,469
ACADIA Pharmaceuticals, Inc. *	971	51,910
Alexion Pharmaceuticals, Inc. *	902	140,928
Alnylam Pharmaceuticals, Inc. *	1,198	155,704
Amgen, Inc.	15,917	3,659,637
Arena Pharmaceuticals, Inc. *	1,048	80,518
Biogen, Inc. *	5,330	1,305,104
BioMarin Pharmaceutical, Inc. *	1,433	125,660
Emergent BioSolutions, Inc. *	750	67,200
Exact Sciences Corp. *@	1,421	188,268
Exelixis, Inc. *	3,578	71,810
Gilead Sciences, Inc.	31,121	1,813,109
Incyte Corp. *	656	57,059
Ionis Pharmaceuticals, Inc. *	1,498	84,697
Neurocrine Biosciences, Inc. *	608	58,277
Regeneron Pharmaceuticals, Inc. *	1,450	700,510
Sarepta Therapeutics, Inc. *	770	131,277
Seagen, Inc. *	1,165	204,038
United Therapeutics Corp. *	835	126,745
Vertex Pharmaceuticals, Inc. *	2,363	558,471
		13,397,391
Building Products — 0.5%
A.O. Smith Corp.	3,112	170,600
AAON, Inc.	600	39,978
Allegion plc	3,064	356,588
Armstrong World Industries, Inc.	1,690	125,719
Carrier Global Corp.	12,472	470,444
Fortune Brands Home & Security, Inc.	2,930	251,160
Johnson Controls International plc	1	47
Lennox International, Inc.	835	228,765
Masco Corp.	5,802	318,704
Owens Corning	2,802	212,279
Simpson Manufacturing Co., Inc.	1,080	100,926
Trane Technologies PLC	5,163	749,461
Trex Co., Inc. *	3,457	289,420
		3,314,091
Capital Markets — 2.3%
Affiliated Managers Group, Inc.	600	61,020
Ameriprise Financial, Inc.	3,129	608,059
Ares Management Corp., Class A	406	19,102
BlackRock, Inc.	1,229	886,773
Blackstone Group, Inc. (The), Class A	6,683	433,125
CBOE Holdings, Inc.	2,123	197,694
Charles Schwab Corp. (The)	24,192	1,283,144
CME Group, Inc.	2,177	396,323
Eaton Vance Corp.	3,368	228,788
FactSet Research Systems, Inc.	1,171	389,358
Franklin Resources, Inc.	4,676	116,853
Goldman Sachs Group, Inc. (The)	1,169	308,277
Hamilton Lane, Inc. Class A	723	56,430
Houlihan Lokey, Inc.	1,466	98,559
Interactive Brokers Group, Inc., Class A	1,683	102,528
Intercontinental Exchange, Inc.	7,466	860,755
Janus Henderson Group PLC	1	33
KKR & Co., Inc.	7,268	294,281
LPL Financial Holdings, Inc.	2,518	262,426
MarketAxess Holdings, Inc.	992	565,996
Moody’s Corp.	4,860	1,410,566
Morgan Stanley	25,406	1,741,073
Morningstar, Inc.	500	115,785
MSCI, Inc.	1,700	759,101
Nasdaq, Inc.	1,912	253,799
Northern Trust Corp.	3,260	303,636
Raymond James Financial, Inc.	2,130	203,777
S&P Global, Inc.	5,301	1,742,598
SEI Investments Co.	3,132	179,996
State Street Corp.	1,628	118,486
Stifel Financial Corp.	2,529	127,613

The accompanying notes are an integral part of these financial statements.

1

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
T. Rowe Price Group, Inc.	4,878	$738,480
		14,864,434
Chemicals — 1.5%
Air Products & Chemicals, Inc.	4,088	1,116,923
Albemarle Corp.	956	141,029
Ashland Global Holdings, Inc.	970	76,824
Balchem Corp.	893	102,891
Celanese Corp.	1,968	255,722
CF Industries Holdings, Inc.	2,192	84,852
Corteva, Inc.	4,128	159,836
Dow, Inc.	5,563	308,747
DuPont de Nemours, Inc.	2,950	209,775
Eastman Chemical Co.	2,800	280,784
Ecolab, Inc.	5,708	1,234,983
FMC Corp.	2,554	293,531
Huntsman Corp.	4,705	118,284
International Flavors & Fragrances, Inc. @	1,158	126,037
Linde PLC	4,843	1,276,179
LyondellBasell Industries NV, Class A	6,411	587,632
NewMarket Corp.	200	79,658
PPG Industries, Inc.	4,732	682,449
RPM International, Inc.	3,184	289,044
Scotts Miracle-Gro Co. (The)	1,264	251,713
Sherwin Williams Co. (The)	2,324	1,707,931
Valvoline, Inc.	2,246	51,972
		9,436,796
Commercial Banks — 2.1%
Bank of America Corp.	77,670	2,354,178
Citigroup, Inc.	10,651	656,741
Comerica, Inc.	242	13,518
Commerce Bancshares, Inc.	2,163	142,109
Community Bank System, Inc.	932	58,073
East West Bancorp, Inc.	2,039	103,398
Fifth Third Bancorp	7,840	216,149
First Citizens Bancshares, Inc., Class A	112	64,318
First Financial Bankshares, Inc.	3,094	111,925
First Horizon National Corp.	1	13
First Republic Bank	1,536	225,684
Hilltop Holdings, Inc.	2,327	64,016
Huntington Bancshares, Inc.	7,349	92,818
JPMorgan Chase & Co.	46,059	5,852,717
KeyCorp	3,204	52,578
PNC Financial Services Group, Inc. (The)	2,775	413,475
Popular, Inc.	2,182	122,890
Prosperity Bancshares, Inc.	1,026	71,163
Regions Financial Corp.	4,842	78,053
Signature Bank	385	52,087
SVB Financial Group *	882	342,066
Synovus Financial Corp.	329	10,650
TCF Financial Corp.	1	37
Truist Financial Corp.	3,769	180,648
US Bancorp	20,010	932,266
Valley National Bancorp	2	20
Wells Fargo & Co.	31,501	950,700
Western Alliance Bancorp	2,242	134,408
Zions Bancorp NA	2,092	90,876
		13,387,574
Commercial Services & Supplies — 0.7%
Cintas Corp.	2,524	892,133
Clean Harbors, Inc. *	1,200	91,320
Copart, Inc. *	4,707	598,966
Iaa, Inc. *	3,052	198,319
MSA Safety, Inc.	600	89,634
Republic Services, Inc.	4,657	448,469
Rollins, Inc.	5,929	231,646
Stericycle, Inc. *	1,544	107,046
Tetra Tech, Inc.	1,092	126,432
UniFirst Corp.	477	100,976
Waste Management, Inc.	10,436	1,230,717
		4,115,658
Communications Equipment — 0.8%
Arista Networks, Inc. *	798	231,875
Ciena Corp. *	2,569	135,772
Cisco Systems, Inc.	84,966	3,802,229
F5 Networks, Inc. *	1,176	206,905
Juniper Networks, Inc.	4,954	111,515
Lumentum Holdings, Inc. *@	1,528	144,854
Motorola Solutions, Inc.	2,888	491,133
Ubiquiti, Inc.	275	76,590
		5,200,873
Computers & Peripherals — 7.3%
Apple, Inc.	335,928	44,574,287
Dell Technologies, Inc., Class C *	3,966	290,668
Hewlett Packard Enterprise Co.	3,473	41,155
HP, Inc.	22,309	548,578
NetApp, Inc.	6,772	448,577
Seagate Technology PLC	7,768	482,859
Western Digital Corp.	3,176	175,919
Xerox Holdings Corp.	1	23
		46,562,066
Construction & Engineering — 0.1%
AECOM *	1,355	67,452
EMCOR Group, Inc.	1,400	128,044
Jacobs Engineering Group, Inc.	1,857	202,339
MasTec, Inc. *	1,700	115,906
Quanta Services, Inc.	2,721	195,966
		709,707
Construction Materials — 0.1%
Eagle Materials, Inc.	880	89,188
Martin Marietta Materials, Inc.	664	188,556
Vulcan Materials Co.	1,851	274,522
		552,266
Consumer Finance — 0.5%
American Express Co.	14,504	1,753,678
Capital One Financial Corp.	4,875	481,894
Credit Acceptance Corp. *@	284	98,304
Discover Financial Services	6,077	550,151
Prog Holdings, Inc.	1,150	61,950
Synchrony Financial	1	35
		2,946,012
Containers & Packaging — 0.5%
Amcor PLC	12,061	141,958
AptarGroup, Inc.	1,483	203,008
Avery Dennison Corp.	2,777	430,740
Ball Corp.	6,941	646,762

The accompanying notes are an integral part of these financial statements.

2

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers & Packaging (Continued)
Berry Plastics Group, Inc. *	3,918	$220,152
Crown Holdings, Inc. *	4,093	410,119
Graphic Packaging Holding Co.	6,877	116,496
International Paper Co.	6,725	334,367
Packaging Corp. of America	2,228	307,263
Sealed Air Corp.	3,059	140,072
Silgan Holdings, Inc.	2,057	76,274
Sonoco Products Co.	2,506	148,481
		3,175,692
Distributors — 0.1%
Genuine Parts Co.	2,179	218,837
LKQ Corp. *	5,800	204,392
Pool Corp.	1,226	456,685
		879,914
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. *	1,122	194,095
Chegg, Inc. *@	1,910	172,530
Grand Canyon Education, Inc. *	834	77,654
H&R Block, Inc.	1,600	25,376
Service Corp. International	4,767	234,060
Terminix Global Holdings, Inc. *	3,309	168,792
		872,507
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B *	19,500	4,521,465
Equitable Holdings, Inc.	5,987	153,207
Jefferies Financial Group, Inc.	1,620	39,852
Voya Financial, Inc.	489	28,758
		4,743,282
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	59,812	1,720,193
CenturyLink, Inc.	449	4,378
Iridium Communications, Inc. *	3,043	119,666
Verizon Communications, Inc.	100,362	5,896,267
		7,740,504
Electric Utilities — 1.8%
Alliant Energy Corp.	4,621	238,120
American Electric Power Co., Inc.	10,115	842,276
Avangrid, Inc.	1,433	65,130
Duke Energy Corp.	14,508	1,328,352
Edison International	6,635	416,811
Entergy Corp.	3,147	314,196
Evergy, Inc.	3,652	202,723
Eversource Energy	6,457	558,595
Exelon Corp.	16,734	706,509
FirstEnergy Corp.	5,602	171,477
Hawaiian Electric Industries, Inc.	2,245	79,451
IDACORP, Inc.	1,054	101,216
NextEra Energy, Inc.	40,376	3,115,008
NRG Energy, Inc.	6,256	234,913
OGE Energy Corp.	4,603	146,652
Pinnacle West Capital Corp.	2,278	182,126
PNM Resources, Inc.	2,100	101,913
Portland General Electric Co.	2,100	89,817
PPL Corp.	12,000	338,400
Southern Co. (The)	19,720	1,211,400
Xcel Energy, Inc.	10,802	720,169
		11,165,254
Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,000	121,090
AMETEK, Inc.	3,933	475,657
Eaton Corp. PLC	7,313	878,584
Emerson Electric Co.	9,630	773,963
EnerSys	700	58,142
Generac Holdings, Inc. *	1,586	360,672
Hubbell, Inc.	1,149	180,152
nVent Electric PLC	554	12,903
Regal Beloit Corp.	967	118,757
Rockwell Automation, Inc.	3,401	853,005
Sensata Technologies Holding PLC *	2,621	138,231
		3,971,156

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	6,540	855,236
Arrow Electronics, Inc. *	830	80,759
CDW Corp.	4,082	537,967
Cognex Corp.	2,153	172,854
Corning, Inc.	8,949	322,164
Dolby Laboratories, Inc., Class A	938	91,108
Flex Ltd. *	1,194	21,468
FLIR Systems, Inc.	3,073	134,689
IPG Photonics Corp. *	471	105,405
Jabil, Inc.	3,689	156,893
Keysight Technologies, Inc. *	3,385	447,125
Littelfuse, Inc.	380	96,771
National Instruments Corp.	483	21,223
Novanta, Inc. *	861	101,787
SYNNEX Corp.	1,139	92,760
TE Connectivity Ltd.	3,575	432,825
Trimble, Inc. *	1,453	97,017
Vontier Corp. *	2,010	67,134
Zebra Technologies Corp., Class A *	1,122	431,218
		4,266,403
Entertainment — 1.5%
Activision Blizzard, Inc.	9,560	887,646
Electronic Arts, Inc.	4,594	659,698
Liberty Media Corp-Liberty Formula One, Class A *	315	11,967
Live Nation Entertainment, Inc. *	1,625	119,405
Netflix, Inc. *	6,596	3,566,655
Take-Two Interactive Software, Inc. *	1,964	408,100
Walt Disney Co. (The) *	20,282	3,674,693
Zynga, Inc., Class A *	10,858	107,168
		9,435,332
Food & Staples Retailing — 1.5%
BJ’s Wholesale Club Holdings, Inc. *	2,341	87,272
Casey’s General Stores, Inc.	986	176,119
Costco Wholesale Corp.	8,869	3,341,662
Kroger Co. (The)	20,121	639,043
Sysco Corp.	12,211	906,789
Walgreens Boots Alliance, Inc.	7,503	299,220
Walmart, Inc.	27,364	3,944,521
		9,394,626
Food Products — 0.8%
Archer-Daniels-Midland Co.	1,142	57,568
Campbell Soup Co.	4,243	205,149
Conagra Brands, Inc.	1	36
Darling Ingredients, Inc. *	4,810	277,441
Flowers Foods, Inc.	3,652	82,645
General Mills, Inc.	12,261	720,947
Hain Celestial Group, Inc. (The) *	1,080	43,362
Hershey Co. (The)	3,321	505,888
Hormel Foods Corp. @	5,226	243,584

The accompanying notes are an integral part of these financial statements.

3

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Ingredion, Inc.	1,590	$125,085
J.M. Smucker Co. (The)	1,655	191,318
Kellogg Co.	6,279	390,742
Kraft Heinz Co. (The)	1,166	40,414
Lamb Weston Holdings, Inc.	4,603	362,440
Lancaster Colony Corp.	522	95,907
McCormick & Co., Inc.	5,790	553,524
Mondelez International, Inc., Class A	16,383	957,914
Pilgrim’s Pride Corp. *	1,700	33,337
Post Holdings, Inc. *	1,501	151,616
Tyson Foods, Inc., Class A	5,064	326,324
		5,365,241
Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	225,215
National Fuel Gas Co.	1,600	65,808
ONE Gas, Inc.	953	73,162
Southwest Gas Corp.	1,343	81,587
Spire, Inc.	963	61,670
UGI Corp.	4,699	164,277
		671,719
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	21,703	2,376,261
ABIOMED, Inc. *	764	247,689
Align Technology, Inc. *	912	487,355
Baxter International, Inc.	9,285	745,028
Becton Dickinson & Co.	2,950	738,149
Boston Scientific Corp. *	14,697	528,357
Cooper Companies, Inc. (The)	824	299,376
Danaher Corp.	6,260	1,390,596
DENTSPLY SIRONA, Inc.	637	33,353
DexCom, Inc. *	783	289,491
Edwards Lifesciences Corp. *	10,989	1,002,526
Envista Holdings Corp.	2,222	74,948
Globus Medical, Inc., Class A *	1,500	97,830
Haemonetics Corp. *	1,000	118,750
Hill-Rom Holdings, Inc.	1,695	166,059
Hologic, Inc. *	4,904	357,158
ICU Medical, Inc. *	98	21,020
Idexx Laboratories, Inc. *	2,653	1,326,155
Insulet Corp. *	688	175,873
Integra LifeSciences Holdings Corp. *	1,168	75,827
Intuitive Surgical, Inc. *	919	751,834
Masimo Corp. *	934	250,667
Medtronic PLC	13,235	1,550,348
Neogen Corp. *	222	17,605
Penumbra, Inc. *	389	68,075
ResMed, Inc.	2,770	588,791
STERIS PLC	1,118	211,906
Stryker Corp.	5,195	1,272,983
Teleflex, Inc.	364	149,812
Varian Medical Systems, Inc. *	1,668	291,917
West Pharmaceutical Services, Inc.	1,311	371,419
Zimmer Biomet Holdings, Inc.	986	151,933
		16,229,091
Health Care Providers & Services — 2.6%
Amedisys, Inc. *	804	235,837
AmerisourceBergen Corp.	2,652	259,260
Anthem, Inc.	4,246	1,363,348
Cardinal Health, Inc.	6,597	353,335
Centene Corp. *	6,123	367,564
Chemed Corp.	441	234,881
CIGNA Corp.	6,459	1,344,635
CVS Health Corp.	5,622	383,983
DaVita, Inc. *	2,810	329,894
Encompass Health Corp.	2,141	177,039
Guardant Health, Inc. *	673	86,736
HCA Holdings, Inc.	5,413	890,222
Henry Schein, Inc. *	3,048	203,789
Humana, Inc.	3,060	1,255,426
Laboratory Corp. of America Holdings *	1,510	307,361
LHC Group, Inc. *	573	122,232
McKesson Corp.	3,571	621,068
Molina Healthcare, Inc. *	1,312	279,036
Pennant Group Inc.(The) *	870	50,512
Quest Diagnostics, Inc.	2,132	254,070
UnitedHealth Group, Inc.	20,964	7,351,656
Universal Health Services, Inc., Class B	2,001	275,138
		16,747,022
Health Care Technology — 0.2%
Cerner Corp.	5,716	448,592
Change Healthcare, Inc. *	7,084	132,116
Omnicell, Inc. *	700	84,014
Teladoc Health, Inc. *@	659	131,774
Veeva Systems, Inc., Class A *	1,900	517,275
		1,313,771
Hotels, Restaurants & Leisure — 1.7%
Chipotle Mexican Grill, Inc. *	496	687,808
Choice Hotels International, Inc.	1,000	106,730
Churchill Downs, Inc.	450	87,655
Darden Restaurants, Inc.	2,673	318,408
Domino’s Pizza, Inc.	810	310,603
Hilton Worldwide Holdings, Inc.	3,953	439,811
Hyatt Hotels Corp., Class A @	300	22,275
Las Vegas Sands Corp.	6,944	413,862
Marriott International, Inc., Class A	5,846	771,204
Marriott Vacations Worldwide Corp.	750	102,915
McDonald’s Corp.	14,462	3,103,256
MGM Resorts International	7,904	249,055
Planet Fitness, Inc. Class A *	1,743	135,309
Royal Caribbean Cruises Ltd.	3,090	230,792
Starbucks Corp.	23,592	2,523,872
Texas Roadhouse, Inc.	1,257	98,247
Vail Resorts, Inc.	780	217,589
Wendy’s Co. (The)	5,687	124,659
Wingstop, Inc.	489	64,817
Wyndham Hotels & Resorts, Inc.	1,765	104,912
Wynn Resorts Ltd.	1,361	153,562
Yum! Brands, Inc.	6,112	663,519
		10,930,860
Household Durables — 0.4%
DR Horton, Inc.	5,753	396,497
Garmin Ltd.	2,389	285,868
Helen of Troy Ltd. *	496	110,206
KB Home	381	12,771
Leggett & Platt, Inc.	3,378	149,645
Lennar Corp., Class A	3,122	237,990

The accompanying notes are an integral part of these financial statements.

4

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Durables (Continued)
Lennar Corp.,B Shares	72	$4,406
Meritage Homes Corp. *	900	74,538
Mohawk Industries, Inc. *	600	84,570
Newell Brands, Inc.	1,165	24,733
NVR, Inc. *	77	314,149
PulteGroup, Inc.	5,849	252,209
Tempur Sealy International, Inc. *	3,440	92,880
Toll Brothers, Inc.	1,650	71,726
TopBuild Corp. *	500	92,040
Whirlpool Corp.	1,555	280,662
		2,484,890
Household Products — 1.6%
Church & Dwight Co., Inc.	5,160	450,107
Clorox Co. (The)	3,466	699,855
Colgate-Palmolive Co.	15,417	1,318,307
Kimberly-Clark Corp.	6,172	832,171
Procter & Gamble Co. (The)	49,414	6,875,464
		10,175,904
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	15,136	355,696
Clearway Energy, Inc., Class C	2,400	76,632
Ormat Technologies, Inc.	741	66,898
Vistra Corp.	3,161	62,145
		561,371
Industrial Conglomerates — 1.1%
3M Co.	15,189	2,654,885
Carlisle Cos., Inc.	1,113	173,829
Honeywell International, Inc.	14,340	3,050,118
Roper Technologies, Inc.	1,844	794,930
		6,673,762
Insurance — 1.3%
Aflac, Inc.	7,771	345,576
Alleghany Corp.	167	100,816
Allstate Corp. (The)	2,511	276,034
Aon PLC, Class A	6,091	1,286,846
Arch Capital Group Ltd. *	993	35,818
Arthur J. Gallagher & Co.	3,023	373,975
Assurant, Inc.	1,143	155,700
Axis Capital Holdings Ltd.	1,300	65,507
Brown & Brown, Inc.	4,399	208,557
Chubb Ltd.	1,225	188,552
Cincinnati Financial Corp.	714	62,382
CNO Financial Group, Inc.	5,300	117,819
Enstar Group Ltd. *	300	61,467
Erie Indemnity Co., Class A	545	133,852
Everest Re Group Ltd.	50	11,705
Fidelity National Financial, Inc.	5,659	221,210
First American Financial Corp.	2,790	144,048
Globe Life, Inc.	641	60,869
Hanover Insurance Group, Inc. (The)	696	81,376
Hartford Financial Services Group, Inc. (The)	1,936	94,825
Kemper Corp.	1,200	92,196
Kinsale Capital Group, Inc.	257	51,434
Lincoln National Corp.	1,001	50,360
Loews Corp.	572	25,752
Markel Corp. *	100	103,330
Marsh & McLennan Cos., Inc.	9,000	1,053,000
MBIA, Inc. *	3,900	25,662
MetLife, Inc.	318	14,930
Old Republic International Corp.	2,863	56,430
Primerica, Inc.	1,066	142,769
Principal Financial Group, Inc.	3,893	193,132
Progressive Corp. (The)	11,708	1,157,687
Reinsurance Group of America, Inc.	777	90,054
RenaissanceRe Holdings Ltd.	783	129,837
RLI Corp.	700	72,905
Selective Insurance Group, Inc.	829	55,527
Travelers Companies, Inc. (The)	5,274	740,311
Unum Group	1,700	38,998
W. R. Berkley Corp.	1,770	117,563
Willis Towers Watson PLC	1,216	256,187
		8,494,998
Interactive Media & Services — 4.4%
Alphabet, Inc., Class A *	4,321	7,573,157
Alphabet, Inc., Class C *	4,424	7,750,317
Facebook, Inc., Class A *	42,549	11,622,685
Iac/InterActiveCorp *	956	181,019
Match Group, Inc. *	3,467	524,176
Snap, Inc., Class A *	3,870	193,771
Twitter, Inc. *	2,730	147,829
Zillow Group, Inc., Class A *	436	59,270
Zillow Group, Inc., Class C *@	1,159	150,438
		28,202,662
Internet & Catalog Retail — 6.0%
Amazon.com, Inc. *	10,463	34,077,259
Booking Holdings, Inc. *	909	2,024,588
eBay, Inc.	21,876	1,099,269
Etsy, Inc. *	2,466	438,726
Expedia Group, Inc.	1,515	200,586
GrubHub, Inc. *	800	59,416
Qurate Retail, Inc., Series A	3,600	39,492
Wayfair, Inc., Class A *@	542	122,389
		38,061,725
IT Services — 6.8%
Accenture PLC, Class A	15,495	4,047,449
Akamai Technologies, Inc. *	2,286	240,007
Amdocs Ltd.	2,698	191,369
Automatic Data Processing, Inc.	10,897	1,920,051
Black Knight, Inc. *	2,102	185,712
Booz Allen Hamilton Holding Corp.	4,473	389,956
Broadridge Financial Solutions, Inc.	3,818	584,918
CACI International, Inc., Class A *	656	163,561
Cognizant Technology Solutions Corp., Class A	11,445	937,918
Concentrix Corp. *	1,139	112,419
EPAM Systems, Inc. *	892	319,648
Euronet Worldwide, Inc. *	911	132,022
Fidelity National Information Services, Inc.	6,251	884,267
Fiserv, Inc. *	5,669	645,472
FleetCor Technologies, Inc. *	2,021	551,389
Gartner, Inc. *	1,555	249,095
Genpact Ltd.	4,492	185,789
Global Payments, Inc.	3,120	672,110
Globant SA *	394	85,738
GoDaddy, Inc., Class A *	3,070	254,657
International Business Machines Corp.	20,778	2,615,535
Jack Henry & Associates, Inc.	1,644	266,312
KBR, Inc.	2,987	92,388
Leidos Holdings, Inc.	2,174	228,531
MasterCard, Inc., Class A	26,536	9,471,760
Maximus, Inc.	1,704	124,716

The accompanying notes are an integral part of these financial statements.

5

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
MongoDB, Inc. *@	284	$101,967
Okta, Inc. *	1,243	316,045
Paychex, Inc.	8,484	790,539
PayPal Holdings, Inc. *	19,389	4,540,904
Perspecta, Inc.	2,521	60,706
Science Applications International Corp.	1,371	129,751
Square, Inc., Class A *	3,898	848,361
Twilio, Inc., Class A *	1,065	360,503
VeriSign, Inc. *	2,292	495,989
Visa, Inc., Class A	43,128	9,433,387
Western Union Co. (The)	5,565	122,096
WEX, Inc. *	663	134,940
		42,887,977
Leisure Equipment & Products — 0.1%
Brunswick Corp.	1,810	137,994
Hasbro, Inc.	2,087	195,218
Polaris Industries, Inc.	1,034	98,520
		431,732
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	4,984	590,554
Bio-Rad Laboratories, Inc., Class A *	290	169,053
Bio-Techne Corp.	473	150,201
Bruker Corp.	2,844	153,946
Charles River Laboratories International, Inc. *	1,088	271,848
Illumina, Inc. *	2,161	799,570
IQVIA Holdings, Inc. *	2,629	471,038
Medpace Holdings, Inc. *	500	69,600
Mettler-Toledo International, Inc. *	702	800,055
PerkinElmer, Inc.	1,576	226,156
PRA Health Sciences, Inc. *	1,053	132,088
Syneos Health, Inc. *	927	63,156
Thermo Fisher Scientific, Inc.	5,819	2,710,374
Waters Corp. *	1,424	352,326
		6,959,965
Machinery — 2.2%
AGCO Corp.	1,297	133,708
Allison Transmission Holdings, Inc.	3,084	133,013
Caterpillar, Inc.	13,834	2,518,065
Crane Co.	1,115	86,591
Cummins, Inc.	3,030	688,113
Deere & Co.	8,283	2,228,541
Donaldson Co., Inc.	3,404	190,215
Dover Corp.	2,951	372,564
Flowserve Corp.	1,775	65,409
Fortive Corp.	5,025	355,870
Graco, Inc.	3,370	243,819
IDEX Corp.	1,322	263,342
Illinois Tool Works, Inc.	9,421	1,920,753
Ingersoll Rand, Inc. *	3,972	180,964
ITT, Inc.	2,281	175,683
John Bean Technologies Corp.	992	112,959
Lincoln Electric Holdings, Inc.	1,491	173,329
Middleby Corp. *	1,500	193,380
Nordson Corp.	1,255	252,192
Oshkosh Corp.	1,700	146,319
Otis Worldwide Corp.	6,236	421,242
PACCAR, Inc.	7,238	624,495
Parker-Hannifin Corp.	2,800	762,748
Pentair PLC	554	29,412
RBC Bearings, Inc. *	421	75,376
Rexnord Corp.	1,200	47,388
Snap-On, Inc.	1,424	243,703
Stanley Black & Decker, Inc.	2,408	429,972
Timken Co., (The)	1,644	127,180
Toro Co. (The)	2,683	254,456
Watts Water Technologies, Inc., Class A	400	48,680
Westinghouse Air Brake Technologies Corp.	1,144	83,741
Woodward, Inc.	1,254	152,399
Xylem, Inc.	3,144	320,028
		14,055,649
Marine — 0.0%
Kirby Corp. *	749	38,821
Media — 1.5%
Altice USA, Inc., Class A *	5,718	216,541
Cable One, Inc.	101	225,000
Charter Communications, Inc., Class A *	2,914	1,927,757
Comcast Corp., Class A	101,263	5,306,181
Discovery, Inc., Class A *@	3,611	108,655
Discovery, Inc., Class C *	4,579	119,924
DISH Network Corp., Class A *	3,186	103,035
Interpublic Group of Cos., Inc. (The)	8,861	208,411
Liberty Broadband Corp., Class A *	315	49,638
Liberty Broadband Corp., Class C *	2,045	323,867
Liberty Media Corp-Liberty Siriusxm, Class A *	1,263	54,549
Liberty Media Corp-Liberty Siriusxm, Class C *	1,178	51,255
New York Times Co. (The), Class A	1,641	84,954
News Corp., Class A	1,498	26,919
News Corp., Class B	1,525	27,099
Nexstar Media Group, Inc. Class A	900	98,271
Omnicom Group, Inc.	5,353	333,866
Sirius XM Holdings, Inc. @	15,954	101,627
ViacomCBS, Inc. Class A	1,116	42,207
ViacomCBS, Inc. Class B	2	74
		9,409,830
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	4,001	104,106
Newmont Corp.	7,738	463,429
Nucor Corp.	5,263	279,939
Reliance Steel & Aluminum Co.	1,403	168,009
Royal Gold, Inc.	1,115	118,591
Southern Copper Corp.	2,789	181,620
Steel Dynamics, Inc.	2,387	88,009
		1,403,703
Multi-Utilities — 0.7%
Ameren Corp.	4,828	376,874
Black Hills Corp.	1,300	79,885
Centerpoint Energy, Inc.	6,700	144,988
CMS Energy Corp.	5,860	357,519
Consolidated Edison, Inc.	6,130	443,015
Dominion Resources, Inc.	15,228	1,145,146
DTE Energy Co.	3,247	394,218
MDU Resources Group, Inc.	4,722	124,377

The accompanying notes are an integral part of these financial statements.

6

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multi-Utilities (Continued)
NiSource, Inc.	5,791	$132,846
Public Service Enterprise Group, Inc.	9,258	539,741
Sempra Energy	2,843	362,227
WEC Energy Group, Inc.	5,648	519,785
		4,620,621
Multiline Retail — 0.6%
Dollar General Corp.	5,963	1,254,019
Dollar Tree, Inc. *	2,071	223,751
Ollie’s Bargain Outlet Holdings, Inc. *@	742	60,673
Target Corp.	14,240	2,513,787
		4,052,230
Oil, Gas & Consumable Fuels — 0.7%
Cheniere Energy, Inc. *	4,204	252,366
Chevron Corp.	14,858	1,254,758
Concho Resources, Inc.	672	39,211
ConocoPhillips	7,178	287,048
Diamondback Energy, Inc.	154	7,454
EOG Resources, Inc.	1,352	67,424
Exxon Mobil Corp.	36,844	1,518,710
Hess Corp.	233	12,300
HollyFrontier Corp.	2,161	55,862
Marathon Petroleum Corp.	4,094	169,328
Nov, Inc.	360	4,943
Occidental Petroleum Corp.	1	17
ONEOK, Inc.	5,143	197,388
Phillips 66	2,336	163,380
Pioneer Natural Resources Co.	1,324	150,790
Valero Energy Corp.	4,743	268,312
Williams Cos., Inc. (The)	5,691	114,105
		4,563,396
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	629	23,380

Personal Products — 0.3%
Estee Lauder Companies, Inc. (The), Class A	6,200	1,650,378
Herbalife Nutriation Ltd. *	2,876	138,192
		1,788,570
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	27,074	1,679,400
Catalent, Inc. *	2,337	243,212
Elanco Animal Health, Inc. *	4,517	138,536
Eli Lilly & Co.	20,118	3,396,723
Horizon Therapeutics PLC *	1,910	139,717
Jazz Pharmaceuticals PLC *	1,092	180,235
Johnson & Johnson	59,744	9,402,511
Merck & Co., Inc.	58,979	4,824,482
Nektar Therapeutics *	3,192	54,264
Pfizer, Inc.	83,572	3,076,285
Viatris, Inc. *	10,369	194,315
Zoetis, Inc.	13,710	2,269,005
		25,598,685
Professional Services — 0.4%
ASGN, Inc. *	677	56,550
CoreLogic, Inc.	2,607	201,573
CoStar Group, Inc. *	289	267,117
Equifax, Inc.	1,565	301,794
Exponent, Inc.	1,399	125,952
FTI Consulting, Inc. *	662	73,959
Manpowergroup, Inc.	1,600	144,288
Robert Half International, Inc.	2,642	165,072
TransUnion	3,212	318,695
TriNet Group, Inc. *	865	69,719
Verisk Analytics, Inc.	3,790	786,766
		2,511,485
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	6,869	430,824
Jones Lang LaSalle, Inc.	1,100	163,207
		594,031
Road & Rail — 1.3%
AMERCO	236	107,135
CSX Corp.	19,185	1,741,039
JB Hunt Transport Services, Inc.	2,393	327,004
Kansas City Southern	1,801	367,638
Knight-Swift Transportation Holdings, Inc.	2,249	94,053
Landstar System, Inc.	1,073	144,490
Norfolk Southern Corp.	5,769	1,370,772
Old Dominion Freight Line, Inc.	2,128	415,343
Saia, Inc. *	200	36,160
Union Pacific Corp.	17,247	3,591,170
		8,194,804
Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc. *	21,370	1,959,843
Analog Devices, Inc.	5,533	817,390
Applied Materials, Inc.	23,032	1,987,662
Broadcom, Inc.	7,512	3,289,129
Brooks Automation, Inc.	1,100	74,635
Cirrus Logic, Inc. *	1,237	101,681
CMC Materials, Inc.	592	89,570
Cree, Inc. *@	1,953	206,823
Enphase Energy, Inc. *@	1,883	330,410
Entegris, Inc.	3,305	317,610
First Solar, Inc. *	300	29,676
Intel Corp.	104,513	5,206,838
Kla-Tencor Corp.	4,488	1,161,988
Lam Research Corp.	3,833	1,810,211
Lattice Semiconductor Corp. *	1,742	79,818
Marvell Technology Group Ltd.	6,428	305,587
Maxim Integrated Products, Inc.	7,009	621,348
Microchip Technology, Inc.	4,306	594,702
Micron Technology, Inc. *	16,331	1,227,765
MKS Instruments, Inc.	1,252	188,363
Monolithic Power Systems, Inc.	706	258,558
NVIDIA Corp.	11,699	6,109,218
ON Semiconductor Corp. *	8,229	269,335
Power Integrations, Inc.	1,146	93,812
Qorvo, Inc. *	1,968	327,219
QUALCOMM, Inc.	27,407	4,175,182
Semtech Corp. *	600	43,254
Silicon Laboratories, Inc. *	600	76,404
Skyworks Solutions, Inc.	3,500	535,080
SolarEdge Technologies, Inc. *	622	198,493
Teradyne, Inc.	4,091	490,470
Texas Instruments, Inc.	27,062	4,441,686
Universal Display Corp.	786	180,623
Xilinx, Inc.	5,194	736,353
		38,336,736
Software — 8.6%
ACI Worldwide, Inc. *	2,645	101,647
Adobe, Inc. *	10,613	5,307,774
Alteryx, Inc., Class A *@	675	82,208
Anaplan, Inc. *	700	50,295

The accompanying notes are an integral part of these financial statements.

7

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
ANSYS, Inc. *	1,057	$384,537
Appfolio, Inc., Class A *	486	87,499
Aspen Technology, Inc. *	2,199	286,420
Atlassian Corp. PLC, Class A *	1,245	291,168
Autodesk, Inc. *	4,371	1,334,641
Avalara, Inc. *	354	58,371
Cadence Design Systems, Inc. *	5,300	723,079
CDK Global, Inc.	3,162	163,886
Cerence, Inc. *@	550	55,264
Ceridian HCM Holding, Inc. *	995	106,027
Citrix Systems, Inc.	2,573	334,747
Cloudera, Inc. *	2,900	40,339
Coupa Software, Inc. *	835	282,990
DocuSign, Inc. *	505	112,262
Dropbox, Inc., Class A *	1,689	37,479
Envestnet, Inc. *	1,085	89,285
Fair Isaac Corp. *	1,050	536,592
FireEye, Inc. *	1,537	35,443
Five9, Inc. *	200	34,880
Fortinet, Inc. *	2,910	432,222
Guidewire Software, Inc. *	801	103,113
HubSpot, Inc. *	534	211,699
Intuit, Inc.	5,723	2,173,882
j2 Global, Inc. *@	1,013	98,960
Manhattan Associates, Inc. *	2,300	241,914
Microsoft Corp.	134,801	29,982,438
NortonLifeLock, Inc.	188	3,907
Nuance Communications, Inc. *	4,400	193,996
Oracle Corp.	52,813	3,416,473
Palo Alto Networks, Inc. *	795	282,535
Paycom Software, Inc. *	1,263	571,192
Paylocity Holding Corp. *	668	137,548
Pegasystems, Inc.	255	33,981
Proofpoint, Inc. *	470	64,113
PTC, Inc. *	953	113,988
Qualys, Inc. *	503	61,301
RealPage, Inc. *	1,381	120,478
RingCentral, Inc., Class A *	628	237,993
Salesforce.com, Inc. *	7,052	1,569,282
ServiceNow, Inc. *	2,217	1,220,303
Slack Technologies, Inc., Class A *	1,899	80,214
Splunk, Inc. *	1,731	294,080
SS&C Technologies Holdings, Inc.	3,246	236,146
Synopsys, Inc. *	1,895	491,260
Trade Desk, Inc. (The) Class A *	483	386,883
Tyler Technologies, Inc. *	424	185,084
Verint Systems, Inc. *	1,038	69,733
VMware, Inc., Class A *@	145	20,338
Workday, Inc., Class A *	972	232,901
Xperi Holding Corp.	626	13,083
Zendesk, Inc. *	1,234	176,610
Zoom Video Communications, Inc., Class A *	1,325	446,949
		54,441,432
Specialty Retail — 2.7%
Aaron’s Co. Inc/The *	575	10,902
Advance Auto Parts, Inc.	1,480	233,115
AutoNation, Inc. *	961	67,068
AutoZone, Inc. *	471	558,342
Best Buy Co., Inc.	7,906	788,940
Burlington Stores, Inc. *	1,419	371,139
Carmax, Inc. *	3,709	350,352
Carvana Co. *@	614	147,077
Dick’s Sporting Goods, Inc.	1,695	95,276
Five Below, Inc. *	1,229	215,050
Foot Locker, Inc.	1,123	45,414
Home Depot, Inc. (The)	20,751	5,511,881
Lowe’s Cos., Inc.	20,709	3,324,002
Murphy USA, Inc.	1,116	146,051
O’Reilly Automotive, Inc. *	2,289	1,035,933
Penske Auto Group, Inc. @	1,318	78,276
Ross Stores, Inc.	7,266	892,337
Tiffany & Co.	904	118,831
TJX Cos., Inc.	26,296	1,795,754
Tractor Supply Co.	3,772	530,268
Ulta Salon Cosmetics & Fragrance, Inc. *	1,150	330,234
Williams-Sonoma, Inc.	2,400	244,416
		16,890,658
Textiles, Apparel & Luxury Goods — 1.1%
Carter’s, Inc.	1,134	106,675
Columbia Sportswear Co.	858	74,972
Deckers Outdoor Corp. *	645	184,973
Hanesbrands, Inc. @	10,404	151,690
Lululemon Athletica, Inc. *	2,781	967,872
NIKE, Inc., Class B	31,090	4,398,302
PVH Corp.	760	71,357
Ralph Lauren Corp.	1,100	114,114
Skechers U.S.A., Inc., Class A *	1,800	64,692
Tapestry, Inc.	6,400	198,912
Under Armour, Inc., Class A *	2,760	47,389
Under Armour, Inc., Class C *	2,884	42,914
VF Corp.	6,739	575,578
		6,999,440
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.	1,632	17,218
TFS Financial Corp.	1,093	19,269
		36,487
Tobacco — 0.7%
Altria Group, Inc.	47,594	1,951,354
Philip Morris International, Inc.	26,694	2,209,996
		4,161,350
Trading Companies & Distributors — 0.3%
Fastenal Co.	14,804	722,879
MSC Industrial Direct Co., Class A	1,400	118,146
SiteOne Landscape Supply, Inc. *	400	63,452
United Rentals, Inc. *	2,064	478,662
Watsco, Inc.	474	107,385
WW Grainger, Inc.	1,276	521,042
		2,011,566
Water Utilities — 0.1%
American Water Works Co., Inc.	3,775	579,349
Essential Utilities, Inc.	4,781	226,094
		805,443
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	9,433	1,272,039

The accompanying notes are an integral part of these financial statements.

8

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
TOTAL COMMON STOCKS (Identified Cost $120,465,080)		$607,120,562
PREFERRED STOCKS — 0.0%
Internet & Catalog Retail — 0.0%
Qurate Retail, Inc. 8.000%	108	10,692
TOTAL PREFERRED STOCKS (Identified Cost $8,771)		10,692
MUTUAL FUNDS — 4.0%
Other — 4.0%
DFA U.S. Micro Cap Portfolio	1,119,215	25,596,455
TOTAL MUTUAL FUNDS (Identified Cost $12,320,011)		25,596,455
SHORT-TERM INVESTMENTS — 0.2%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 0.030%	939,960	939,960
Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.080%	188,498	188,498
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,128,458)		1,128,458
Total Investments — 99.8% (Identified Cost $133,922,320)		633,856,167

Cash and Other Assets, Less Liabilities — 0.2%		1,284,614
Net Assets — 100.0%		$635,140,781

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2020, the fair value of the securities on loan was $3,332,826.

The accompanying notes are an integral part of these financial statements.

9

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.4%
General Dynamics Corp.	3,046	$453,306
Howmet Aerospace, Inc.	42,783	1,221,027
L3Harris Technologies, Inc.	554	104,717
Raytheon Technologies Corp.	54,564	3,901,871
Textron, Inc.	43,757	2,114,776
		7,795,697
Air Freight & Logistics — 1.3%
FedEx Corp.	19,292	5,008,589
XPO Logistics, Inc. *@	15,841	1,888,247
		6,896,836
Airlines — 1.2%
Alaska Air Group, Inc.	964	50,128
Delta Air Lines, Inc.	60,530	2,433,912
JetBlue Airways Corp. *	42,326	615,420
Southwest Airlines Co.	37,272	1,737,248
United Airlines Holdings, Inc. *	38,241	1,653,923
		6,490,631
Auto Components — 0.7%
Autoliv, Inc.	9,173	844,833
BorgWarner, Inc.	24,241	936,672
Gentex Corp.	25,695	871,832
Goodyear Tire & Rubber Co. (The)	2,391	26,086
Lear Corp.	6,743	1,072,339
Veoneer, Inc. *@	5,087	108,353
		3,860,115
Automobiles — 1.4%
Ford Motor Co.	271,359	2,385,246
General Motors Co.	129,129	5,376,931
		7,762,177
Beverages — 0.3%
Constellation Brands, Inc., Class A	4,982	1,091,307
Molson Coors Brewing Co., Class B	15,458	698,547
		1,789,854
Biotechnology — 0.6%
AbbVie, Inc.	3,071	329,058
Alexion Pharmaceuticals, Inc. *	6,782	1,059,620
Biogen, Inc. *	4,810	1,177,777
Gilead Sciences, Inc.	4,097	238,691
Regeneron Pharmaceuticals, Inc. *	392	189,379
United Therapeutics Corp. *	683	103,672
		3,098,197
Building Products — 1.6%
Carrier Global Corp.	59,640	2,249,621
Fortune Brands Home & Security, Inc.	11,027	945,235
Johnson Controls International plc	34,370	1,601,298
Owens Corning	14,154	1,072,307
Trane Technologies PLC	20,162	2,926,716
		8,795,177
Capital Markets — 3.2%
Bank of New York Mellon Corp. (The)	77,794	3,301,577
Goldman Sachs Group, Inc. (The)	24,466	6,451,929
Morgan Stanley	100,043	6,855,947
Northern Trust Corp.	370	34,462
State Street Corp.	10,112	735,951
		17,379,866
Chemicals — 3.4%
Air Products & Chemicals, Inc.	7,452	2,036,036
Albemarle Corp.	9,985	1,472,987
Celanese Corp.	4,202	546,008
CF Industries Holdings, Inc.	25,378	982,382
Corteva, Inc.	18,513	716,823
Dow, Inc.	31,294	1,736,817
DuPont de Nemours, Inc.	24,698	1,756,275
Eastman Chemical Co.	23,262	2,332,713
FMC Corp.	48	5,517
Linde PLC	16,893	4,451,474
LyondellBasell Industries NV, Class A	13,053	1,196,438
PPG Industries, Inc.	1,165	168,016
Valvoline, Inc.	20,825	481,891
Westlake Chemical Corp.	7,968	650,189
		18,533,566
Commercial Banks — 10.1%
Bank of America Corp.	235,348	7,133,398
Citigroup, Inc.	124,457	7,674,018
Citizens Financial Group, Inc.	18,613	665,601
East West Bancorp, Inc.	2,390	121,197
Fifth Third Bancorp	86,881	2,395,309
Huntington Bancshares, Inc.	122,871	1,551,861
JPMorgan Chase & Co.	141,383	17,965,538
KeyCorp	66,158	1,085,653
M&T Bank Corp.	3,071	390,938
People’s United Financial, Inc.	5,834	75,434
PNC Financial Services Group, Inc. (The)	21,675	3,229,575
Regions Financial Corp.	133,653	2,154,486
TCF Financial Corp.	3,510	129,940
Truist Financial Corp.	75,284	3,608,362
US Bancorp	22,217	1,035,090
Wells Fargo & Co.	160,206	4,835,017
Zions Bancorp NA	20,193	877,184
		54,928,601
Commercial Services & Supplies — 0.6%
Republic Services, Inc.	36,633	3,527,758
Communications Equipment — 0.1%
Cisco Systems, Inc.	3,202	143,289
Juniper Networks, Inc.	28,774	647,703
		790,992
Computers & Peripherals — 1.5%
Hewlett Packard Enterprise Co.	168,468	1,996,346
HP, Inc.	176,918	4,350,414
Western Digital Corp.	23,295	1,290,310
Xerox Holdings Corp.	34,600	802,374
		8,439,444
Construction & Engineering — 0.5%
AECOM *	11,462	570,578
Jacobs Engineering Group, Inc.	8,552	931,826
Quanta Services, Inc.	13,887	1,000,142
		2,502,546
Construction Materials — 0.6%
Martin Marietta Materials, Inc.	4,728	1,342,610
Vulcan Materials Co.	11,511	1,707,197
		3,049,807
Consumer Finance — 1.4%
Ally Financial, Inc.	66,748	2,380,234
Capital One Financial Corp.	41,351	4,087,546
Santander Consumer USA Holdings, Inc.	15,524	341,839
Synchrony Financial	25,544	886,632
		7,696,251
Containers & Packaging — 0.7%
Amcor PLC	7,600	89,452
International Paper Co.	44,343	2,204,734
Packaging Corp. of America	2,898	399,663
Sonoco Products Co.	611	36,202

The accompanying notes are an integral part of these financial statements.

10

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers & Packaging (Continued)
WestRock Co.	24,453	$1,064,439
		3,794,490
Distributors — 0.3%
Genuine Parts Co.	2,168	217,732
LKQ Corp. *	37,512	1,321,923
		1,539,655
Diversified Consumer Services — 0.0%
Service Corp. International	2,896	142,194
Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B *	48,026	11,135,788
Jefferies Financial Group, Inc.	6,993	172,028
Voya Financial, Inc.	4,101	241,180
		11,548,996
Diversified Telecommunication Services — 3.3%
AT&T, Inc.	503,697	14,486,326
CenturyLink, Inc.	139,832	1,363,362
Verizon Communications, Inc.	41,010	2,409,337
		18,259,025
Electric Utilities — 0.2%
NRG Energy, Inc.	22,148	831,657
Electrical Equipment — 1.2%
AMETEK, Inc.	5,351	647,150
Eaton Corp. PLC	38,952	4,679,693
Emerson Electric Co.	8,842	710,631
Sensata Technologies Holding PLC *	14,040	740,470
		6,777,944
Electronic Equipment, Instruments & Components — 1.3%
Arrow Electronics, Inc. *	7,332	713,404
Corning, Inc.	84,494	3,041,784
Flex Ltd. *	31,420	564,932
Jabil, Inc.	496	21,095
SYNNEX Corp.	1,605	130,711
TE Connectivity Ltd.	20,879	2,527,820
Vontier Corp. *	1,095	36,573
		7,036,319
Energy Equipment & Services — 0.3%
Baker Hughes Co.	20,187	420,899
Halliburton Co.	11,311	213,778
Schlumberger Ltd.	40,615	886,625
		1,521,302
Entertainment — 1.9%
Activision Blizzard, Inc.	1,844	171,215
Electronic Arts, Inc.	383	54,999
Liberty Media Corp-Liberty Formula One, Class A *	1,097	41,675
Liberty Media Corp-Liberty Formula One, Class C *	2,194	93,464
Madison Square Garden Entertainment Corp. *	443	46,533
Walt Disney Co. (The)	53,628	9,716,321
		10,124,207
Food & Staples Retailing — 2.3%
Kroger Co. (The)	62,007	1,969,342
US Foods Holding Corp. *	20,840	694,180
Walgreens Boots Alliance, Inc.	63,418	2,529,110
Walmart, Inc.	49,625	7,153,444
		12,346,076
Food Products — 2.4%
Archer-Daniels-Midland Co.	24,965	1,258,486
Bunge Ltd.	12,845	842,375
Conagra Brands, Inc.	19,827	718,927
Ingredion, Inc.	3,073	241,753
J.M. Smucker Co. (The)	18,272	2,112,243
Kraft Heinz Co. (The)	3,992	138,363
Mondelez International, Inc., Class A	68,798	4,022,619
Post Holdings, Inc. *	8,176	825,858
Seaboard Corp.	22	66,682
Tyson Foods, Inc., Class A	41,844	2,696,427
		12,923,733
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	9,224	1,009,936
Becton Dickinson & Co.	3,126	782,188
Boston Scientific Corp. *	7,514	270,128
Danaher Corp.	24,603	5,465,310
Envista Holdings Corp. *	14,141	476,976
Medtronic PLC	55,784	6,534,538
STERIS PLC	3,637	689,357
Zimmer Biomet Holdings, Inc.	6,835	1,053,205
		16,281,638
Health Care Providers & Services — 7.4%
Anthem, Inc.	22,951	7,369,337
Cardinal Health, Inc.	20,452	1,095,409
Centene Corp. *	32,696	1,962,741
CIGNA Corp.	30,656	6,381,966
CVS Health Corp.	109,386	7,471,064
DaVita, Inc. *	22,076	2,591,722
Henry Schein, Inc. *	3,777	252,530
Humana, Inc.	9,747	3,998,902
Laboratory Corp. of America Holdings *	16,237	3,305,041
McKesson Corp.	11,138	1,937,121
Quest Diagnostics, Inc.	19,764	2,355,276
UnitedHealth Group, Inc.	1,004	352,083
Universal Health Services, Inc., Class B	10,322	1,419,275
		40,492,467
Hotels, Restaurants & Leisure — 1.1%
Aramark	24,025	924,482
Carnival Corp.	27,865	603,556
Hyatt Hotels Corp., Class A @	3,874	287,645
MGM Resorts International	67,948	2,141,041
Royal Caribbean Cruises Ltd.	26,539	1,982,198
		5,938,922
Household Durables — 2.3%
DR Horton, Inc.	63,140	4,351,609
Garmin Ltd.	12,982	1,553,426
Lennar Corp., Class A	23,116	1,762,133
Lennar Corp.,B Shares	573	35,068
Mohawk Industries, Inc. *	369	52,010
PulteGroup, Inc.	50,018	2,156,776
Toll Brothers, Inc.	4,225	183,661
Whirlpool Corp.	12,182	2,198,729
		12,293,412
Independent Power Producers & Energy Traders — 0.1%
Vistra Corp.	25,467	500,681

The accompanying notes are an integral part of these financial statements.

11

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	6,915	$1,079,985
General Electric Co.	63,080	681,264
Roper Technologies, Inc.	366	157,779
		1,919,028
Insurance — 4.5%
Aflac, Inc.	32,730	1,455,503
Alleghany Corp.	855	516,155
Allstate Corp. (The)	16,678	1,833,413
American Financial Group, Inc.	6,623	580,307
American International Group, Inc.	41,993	1,589,855
Arch Capital Group Ltd. *	11,691	421,694
Assurant, Inc.	4,786	651,949
Athene Holding Ltd., Class A *	1,982	85,503
Chubb Ltd.	11,440	1,760,845
Cincinnati Financial Corp.	370	32,327
CNA Financial Corp.	4,467	174,034
Everest Re Group Ltd.	3,050	713,974
Fidelity National Financial, Inc.	1,515	59,221
Hartford Financial Services Group, Inc. (The)	49,258	2,412,657
Lincoln National Corp.	15,935	801,690
Loews Corp.	23,090	1,039,512
Markel Corp. *	116	119,863
MetLife, Inc.	37,755	1,772,597
Old Republic International Corp.	23,484	462,870
Principal Financial Group, Inc.	32,419	1,608,307
Prudential Financial, Inc.	16,392	1,279,723
Reinsurance Group of America, Inc.	5,167	598,855
RenaissanceRe Holdings Ltd.	2,534	420,188
Travelers Companies, Inc. (The)	23,169	3,252,233
Unum Group	19,221	440,930
W. R. Berkley Corp.	5,014	333,030
		24,417,235
IT Services — 1.8%
Akamai Technologies, Inc. *	1,638	171,974
Amdocs Ltd.	15,213	1,079,058
Cognizant Technology Solutions Corp., Class A	13,013	1,066,415
Concentrix Corp. *	1,605	158,413
DXC Technology Co.	20,249	521,412
Fidelity National Information Services, Inc.	25,931	3,668,199
Fiserv, Inc. *	7,058	803,624
Global Payments, Inc.	3,897	839,492
Leidos Holdings, Inc.	16,200	1,702,944
		10,011,531
Life Sciences Tools & Services — 1.7%
Bio-Rad Laboratories, Inc., Class A *	172	100,266
IQVIA Holdings, Inc. *	4,807	861,270
Thermo Fisher Scientific, Inc.	17,471	8,137,642
		9,099,178
Machinery — 2.8%
AGCO Corp.	8,548	881,213
Cummins, Inc.	8,463	1,921,947
Deere & Co.	2,574	692,535
Dover Corp.	8,822	1,113,777
Fortive Corp.	2,739	193,976
Ingersoll Rand, Inc. *	14,939	680,621
Oshkosh Corp.	7,274	626,073
Otis Worldwide Corp.	25,885	1,748,532
PACCAR, Inc.	16,406	1,415,510
Parker-Hannifin Corp.	3,737	1,017,996
Pentair PLC	20,400	1,083,036
Snap-On, Inc.	6,351	1,086,910
Stanley Black & Decker, Inc.	14,985	2,675,722
Westinghouse Air Brake Technologies Corp.	5,333	390,376
		15,528,224
Media — 6.2%
Charter Communications, Inc., Class A *	18,111	11,981,332
Comcast Corp., Class A	316,189	16,568,304
Discovery, Inc., Class A *@	21,200	637,908
Discovery, Inc., Class C *	35,235	922,805
DISH Network Corp., Class A *	12,654	409,230
Fox Corp. Class A	24,883	724,593
Fox Corp. Class B *	8,600	248,368
Interpublic Group of Cos., Inc. (The)	13,320	313,286
Liberty Broadband Corp., Class C *	3,887	615,584
Liberty Media Corp-Liberty Siriusxm, Class A *	4,389	189,561
Liberty Media Corp-Liberty Siriusxm, Class C *	8,778	381,931
News Corp., Class A	8,320	149,510
News Corp., Class B	1,734	30,813
ViacomCBS, Inc. Class B	24,269	904,263
		34,077,488
Metals & Mining — 2.2%
Arconic Corp. *	10,695	318,711
Freeport-McMoRan, Inc.	116,560	3,032,891
Newmont Corp.	46,812	2,803,571
Nucor Corp.	56,664	3,013,958
Reliance Steel & Aluminum Co.	10,063	1,205,044
Royal Gold, Inc.	1,245	132,418
Steel Dynamics, Inc.	33,820	1,246,944
		11,753,537
Multi-Utilities — 0.0%
MDU Resources Group, Inc.	5,121	134,887
Multiline Retail — 0.7%
Dollar Tree, Inc. *	11,441	1,236,086
Kohl’s Corp.	2,215	90,128
Target Corp.	14,523	2,563,745
		3,889,959
Oil, Gas & Consumable Fuels — 6.2%
Cabot Oil & Gas Corp.	7,836	127,570
Chevron Corp.	105,465	8,906,519
Concho Resources, Inc.	15,174	885,403
ConocoPhillips	93,494	3,738,825
EOG Resources, Inc.	11,117	554,405
Exxon Mobil Corp.	157,641	6,497,962
Hess Corp.	21,400	1,129,706
HollyFrontier Corp.	15,834	409,309
Kinder Morgan, Inc.	93,214	1,274,235
Marathon Petroleum Corp.	66,292	2,741,837
Occidental Petroleum Corp.	63,984	1,107,563
Phillips 66	25,426	1,778,294
Pioneer Natural Resources Co.	11,504	1,310,191
Valero Energy Corp.	50,851	2,876,641
Williams Cos., Inc. (The)	12,515	250,926
		33,589,386
Personal Products — 0.0%
Coty, Inc., Class A	22,181	155,711

The accompanying notes are an integral part of these financial statements.

12

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	46,271	$2,870,190
Jazz Pharmaceuticals PLC *	4,730	780,686
Perrigo Co. PLC	8,476	379,047
Pfizer, Inc.	392,557	14,450,023
Viatris, Inc. *	116,508	2,183,360
		20,663,306
Professional Services — 0.2%
Manpowergroup, Inc.	8,693	783,935
Nielsen Holdings PLC	25,197	525,861
		1,309,796
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A *	17,867	1,120,618
Jones Lang LaSalle, Inc.	5,491	814,700
		1,935,318
Road & Rail — 1.8%
AMERCO	2,003	909,282
Kansas City Southern	14,222	2,903,137
Norfolk Southern Corp.	26,120	6,206,373
		10,018,792
Semiconductors & Semiconductor Equipment — 5.6%
Analog Devices, Inc.	10,368	1,531,665
Intel Corp.	290,410	14,468,226
Lam Research Corp.	1,417	669,206
Marvell Technology Group Ltd.	18,929	899,885
Microchip Technology, Inc.	4,042	558,240
Micron Technology, Inc. *	101,115	7,601,826
ON Semiconductor Corp. *	41,142	1,346,578
Qorvo, Inc. *	11,125	1,849,754
Skyworks Solutions, Inc.	10,310	1,576,193
		30,501,573
Software — 0.1%
NortonLifeLock, Inc.	3,129	65,021
SS&C Technologies Holdings, Inc.	7,467	543,224
		608,245
Specialty Retail — 0.3%
Advance Auto Parts, Inc.	4,932	776,839
Carmax, Inc. *	8,119	766,921
Tiffany & Co.	466	61,256
		1,605,016
Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp.	7,382	693,096
Ralph Lauren Corp.	4,113	426,682
Tapestry, Inc.	12,722	395,400
		1,515,178
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.	8,435	88,989
Trading Companies & Distributors — 0.2%
United Rentals, Inc. *	5,460	1,266,229
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc. *	28,843	3,889,479
TOTAL COMMON STOCKS (Identified Cost $356,408,303)		543,668,318

SHORT-TERM INVESTMENTS — 0.1%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 0.030%	475,803	475,803
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $475,803)		475,803
Total Investments — 99.8%
(Identified Cost $356,884,106)		544,144,121
Cash and Other Assets, Less Liabilities — 0.2%		1,147,258
Net Assets — 100.0%		$545,291,379

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2020, the fair value of the securities on loan was $1,046,832.

The accompanying notes are an integral part of these financial statements.

13

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.4%
AAR Corp.	4,633	$167,807
Aerojet Rocketdyne Holdings, Inc. *	15,617	825,358
Aerovironment, Inc. *	3,622	314,752
Astronics Corp. *	4,622	61,149
Astronics Corp. Class B *	693	9,198
Axon Enterprise, Inc. *	5,605	686,781
BWX Technologies, Inc.	4,385	264,328
CPI Aerostructures, Inc. *	1,342	5,141
Cubic Corp.	4,100	254,364
Curtiss-Wright Corp.	2,920	339,742
Ducommun, Inc. *	2,355	126,464
HEXCEL Corp.	6,425	311,548
Innovative Solutions & Support, Inc.	3,248	21,177
Kaman Corp.	3,434	196,184
Kratos Defense & Security Solutions, Inc. *	13,281	364,298
Mercury Systems, Inc. *	4,845	426,651
Moog, Inc., Class A	6,005	476,196
National Presto Industries, Inc.	972	85,954
Park Aerospace Corp.	3,167	42,469
SIFCO Industries, Inc. *	1,187	9,971
Spirit Aerosystems Holdings, Inc., Class A	4,753	185,795
Textron, Inc.	11,901	575,175
Vectrus, Inc. *	1,947	96,805
		5,847,307
Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc. *	12,229	383,257
Atlas Air Worldwide Holdings, Inc. *	4,328	236,049
Echo Global Logistics, Inc. *	4,035	108,219
Forward Air Corp.	5,515	423,773
HUB Group, Inc., Class A *	6,511	371,127
Radiant Logistics, Inc. *	9,354	54,253
XPO Logistics, Inc. *	6,688	797,209
		2,373,887
Airlines — 0.5%
Alaska Air Group, Inc.	8,750	455,000
Allegiant Travel Co.	2,756	521,545
American Airlines Group, Inc. @	18,300	288,591
Hawaiian Holdings, Inc.	7,087	125,440
JetBlue Airways Corp. *	21,174	307,870
Skywest, Inc.	10,165	409,751
Spirit Airlines, Inc. *	3,315	81,052
		2,189,249
Auto Components — 1.9%
American Axle & Manufacturing Holdings, Inc. *	22,774	189,935
Autoliv, Inc.	6,220	572,862
BorgWarner, Inc.	15,123	584,353
Cooper Tire & Rubber Co.	9,331	377,905
Cooper-Standard Holdings, Inc. *	2,361	81,856
Dana, Inc.	26,955	526,162
Dorman Products, Inc. *	5,055	438,875
Fox Factory Holding Corp. *	7,375	779,611
Gentex Corp.	17,424	591,196
Gentherm, Inc. *	6,526	425,626
Goodyear Tire & Rubber Co. (The)	30,115	328,555
Horizon Global Corp. *	3,431	29,472
LCI Industries	4,945	641,268
Lear Corp.	4,555	724,382
Modine Manufacturing Co. *	7,149	89,791
Motorcar Parts of America, Inc. *	2,267	44,479
Patrick Industries, Inc.	4,397	300,535
Standard Motor Products, Inc.	4,549	184,052
Stoneridge, Inc. *	5,080	153,568
Strattec Security Corp.	941	46,448
Tenneco, Inc. Class A *	5,563	58,968
Visteon Corp. *	5,114	641,909
		7,811,808
Automobiles — 0.2%
Harley-Davidson, Inc.	10,877	399,186
Thor Industries, Inc. @	1,091	101,452
Winnebago Industries, Inc.	4,978	298,381
		799,019
Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A *	1,852	1,841,425
Coca-Cola Consolidated, Inc.	1,354	360,530
MGP Ingredients, Inc.	2,096	98,638
Molson Coors Brewing Co., Class B	12,855	580,917
National Beverage Corp.	4,756	403,784
		3,285,294
Biotechnology — 1.4%
Acadia Pharmaceuticals, Inc. *	8,765	468,577
Adverum Biotechnologies, Inc. *	8,282	89,777
Agios Pharmaceuticals, Inc. *	1,978	85,707
Alkermes PLC *	4,984	99,431
Anika Therapeutics, Inc. *	1,795	81,242
Applied Genetic Technologies Corp. *	2,241	9,166
Aravive, Inc. *@	1,937	10,925
Ardelyx, Inc. *	10,642	68,854
Arena Pharmaceuticals, Inc. *	305	23,433
Bluebird Bio, Inc. *	4,559	197,268
Calithera Biosciences, Inc. *	3,632	17,833
Cellular Biomedicine Group, Inc. *	2,000	36,760
Chimerix, Inc. *	13,027	62,920
Chinook Therapeutics, Inc. *	237	3,759
Concert Pharmaceuticals, Inc. *	4,026	50,889
Corvus Pharmaceuticals, Inc. *@	1,065	3,791
Emergent BioSolutions, Inc. *	9,016	807,833
Enanta Pharmaceuticals, Inc. *	2,747	115,649
Exelixis, Inc. *	21,779	437,104
Five Prime Therapeutics, Inc. *	4,603	78,297
Invitae Corp. *@	2,101	87,843
Ionis Pharmaceuticals, Inc. *	8,368	473,127
Karyopharm Therapeutics, Inc. *@	895	13,855
Kindred Biosciences, Inc. *	3,345	14,417
Ligand Pharmaceuticals, Inc. *@	1,875	186,469
MacroGenics, Inc. *	2,337	53,424
Madrigal Pharmaceuticals, Inc. *	101	11,228
Merrimack Pharmaceuticals, Inc. *	4,336	29,875
Minerva Neurosciences, Inc. *@	5,077	11,880
Myriad Genetics, Inc. *	9,211	182,147
Neoleukin Therapeutics, Inc. *@	1,055	14,875
Neurocrine Biosciences, Inc. *	7,422	711,399
Novavax, Inc. *@	411	45,831
OPKO Health, Inc. *@	23,063	91,099
PDL BioPharma, Inc. *	18,262	45,198
Sage Therapeutics, Inc. *	3,009	260,308
Sarepta Therapeutics, Inc. *	905	154,293
Spectrum Pharmaceuticals, Inc. *	4,922	16,784
Syndax Pharmaceuticals, Inc. *	6,974	155,102
Travere Therapeutics, Inc. *	7,246	197,490
United Therapeutics Corp. *	1,104	167,576
Verastem, Inc. *	9,653	20,561
		5,693,996
Building Products — 2.4%
A.O. Smith Corp.	10,163	557,136
AAON, Inc.	8,430	561,691

The accompanying notes are an integral part of these financial statements.

14

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products (Continued)
Advanced Drainage Systems, Inc.	11,336	$947,463
American Woodmark Corp. *	3,248	304,825
Apogee Enterprises, Inc.	5,443	172,434
Armstrong Flooring, Inc. *	5,675	21,679
Armstrong World Industries, Inc.	6,484	482,345
Builders FirstSource, Inc. *	23,094	942,466
Cornerstone Building Brands, Inc. *	3,775	35,032
CSW Industrials, Inc.	1,329	148,728
Fortune Brands Home & Security, Inc.	9,604	823,255
Gibraltar Industries, Inc. *	4,189	301,357
Griffon Corp.	9,303	189,595
Insteel Industries, Inc.	2,278	50,731
Lennox International, Inc.	1,823	499,447
Masonite International Corp. *	169	16,619
Owens Corning	7,572	573,655
PGT Innovations, Inc. *	10,742	218,492
Quanex Building Products Corp.	3,883	86,086
Simpson Manufacturing Co., Inc.	6,624	619,013
Trex Co., Inc. *	22,409	1,876,081
UFP Industries, Inc.	11,867	659,212
		10,087,342
Capital Markets — 2.3%
Affiliated Managers Group, Inc.	2,857	290,557
Ares Management Corp., Class A	2,036	95,794
Artisan Partners Asset Management, Inc., Class A	10,977	552,582
BBX Capital, Inc. *	417	2,373
BGC Partners, Inc., Class A	58,742	234,968
Blucora, Inc. *	10,400	165,464
BrightSphere Investment Group PLC	5,801	111,843
Cohen & Steers, Inc.	7,453	553,758
Cowen Group, Inc. Class A	3,899	101,335
Diamond Hill Investment Group, Inc.	595	88,816
Donnelley Financial Solutions, Inc. *	7,095	120,402
Eaton Vance Corp.	6,683	453,976
Evercore, Inc., Class A	4,605	504,892
Federated Investors, Inc.	17,456	504,304
GAMCO Investors, Inc., Class A	1,700	30,158
Greenhill & Co., Inc.	3,087	37,476
Houlihan Lokey, Inc.	1,002	67,364
Interactive Brokers Group, Inc., Class A	1,757	107,036
Invesco Ltd.	27,257	475,090
Janus Henderson Group PLC	16,584	539,146
Lazard Ltd., Class A	7,639	323,130
LPL Financial Holdings, Inc.	6,530	680,557
Manning & Napier, Inc.	2,524	15,825
Moelis & Co., Class A	3,839	179,512
Morningstar, Inc.	3,198	740,561
Oppenheimer Holdings, Inc.	1,743	54,782
Piper Jaffray Cos.	2,887	291,298
PJT Partners, Inc., Class A	597	44,924
Pzena Investment Management, Inc.	4,481	32,711
Raymond James Financial, Inc.	177	16,934
Safeguard Scientifics, Inc. *	2,580	16,460
SEI Investments Co.	2,881	165,571
Silvercrest Asset Management Group, Inc., Class A	759	10,543
Stifel Financial Corp.	18,924	954,905
Stonex Group, Inc. *	3,859	223,436
Virtu Financial, Inc.	5,099	128,342
Virtus Investment Partners, Inc.	1,373	297,941
Waddell & Reed Financial, Inc., Class A	3,742	95,309
Westwood Holdings Group, Inc.	1,610	23,345
WisdomTree Investments, Inc.	16,477	88,152
		9,421,572
Chemicals — 3.0%
Advanced Emissions Solutions, Inc. @	2,266	12,463
AdvanSix, Inc. *	5,840	116,742
AgroFresh Solutions, Inc. *	3,359	7,625
Albemarle Corp.	8,394	1,238,283
American Vanguard Corp.	5,444	84,491
Ashland Global Holdings, Inc.	3,607	285,674
Avient Corp.	11,830	476,513
Axalta Coating Systems Ltd. *	18,164	518,582
Balchem Corp.	5,582	643,158
Cabot Corp.	6,650	298,452
CF Industries Holdings, Inc.	10,240	396,391
Chase Corp.	1,731	174,848
Chemours Co. (The)	10,027	248,569
Core Molding Technologies, Inc. *	1,500	21,120
Eastman Chemical Co.	479	48,034
Element Solutions, Inc.	30,212	535,659
Ferro Corp. *	16,853	246,559
Flotek Industries, Inc. *	6,893	14,544
FutureFuel Corp.	8,673	110,147
GCP Applied Technologies, Inc. *	2,256	53,354
H.B. Fuller Co.	9,613	498,723
Hawkins, Inc.	2,398	125,439
Huntsman Corp.	13,650	343,161
Ingevity Corp. *	948	71,792
Innospec, Inc.	3,683	334,159
Intrepid Potash, Inc. *	1,589	38,374
Koppers Holdings, Inc. *	3,104	96,721
Kraton Corp. *	6,776	188,305
Kronos Worldwide, Inc.	10,857	161,878
Minerals Technologies, Inc.	6,456	401,047
Mosaic Co. (The)	23,505	540,850
NewMarket Corp.	570	227,025
Olin Corp.	2,299	56,464
PQ Group Holdings, Inc. *	1,340	19,108
Quaker Chemical Corp.	30	7,602
Rayonier Advanced Materials, Inc. *	8,855	57,735
RPM International, Inc.	6,495	589,616
Scotts Miracle-Gro Co. (The)	3,752	747,173
Sensient Technologies Corp.	7,269	536,234
Stepan Co.	3,991	476,206
Trecora Resources *	5,488	38,361
Tredegar Corp.	4,953	82,715
Trinseo SA	6,991	358,009
Tronox Holdings PLC Class A *	12,458	182,136
Valvoline, Inc.	3,829	88,603
W.R. Grace & Co.	4,369	239,509
Westlake Chemical Corp.	4,157	339,211
		12,377,364
Commercial Banks — 8.1%
1st Source Corp.	4,820	194,246
Allegiance Bancshares, Inc.	1,614	55,086
Altabancorp	3,598	100,456

The accompanying notes are an integral part of these financial statements.

15

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
American National Bankshares, Inc.	1,508	$39,525
Ameris Bancorp	9,958	379,101
AmeriServ Financial, Inc.	4,400	13,772
Arrow Financial Corp.	3,257	97,417
Associated Banc-Corp.	20,843	355,373
Atlantic Capital Bancshares, Inc. *	2,502	39,832
Atlantic Union Bankshares Corp.	9,916	326,633
Banc of California, Inc.	6,945	102,161
Bancfirst Corp.	6,141	360,477
Bancorp, Inc. (The) *	9,002	122,877
BancorpSouth Bank	13,791	378,425
Bank of Hawaii Corp.	3,915	299,967
Bank of Marin Bancorp	1,580	54,257
Bank OZK	3,630	113,510
BankFinancial Corp.	3,364	29,536
BankUnited, Inc.	3,750	130,425
Bankwell Financial Group, Inc.	326	6,373
Banner Corp.	4,653	216,783
Bar Harbor Bankshares	2,489	56,227
BCB Bancorp, Inc.	878	9,719
Berkshire Hills Bancorp, Inc.	5,886	100,768
BOK Financial Corp.	4,613	315,898
Boston Private Financial Holdings, Inc.	11,798	99,693
Bridge Bancorp, Inc.	2,156	52,132
Brookline Bancorp, Inc.	12,654	152,354
Bryn Mawr Bank Corp.	2,363	72,296
C&F Financial Corp.	962	35,700
Cadence BanCorp	6,063	99,554
Camden National Corp.	1,756	62,830
Capital City Bank Group, Inc.	1,890	46,456
Cathay General Bancorp	10,686	343,982
Central Pacific Financial Corp.	3,916	74,443
Central Valley Community Bancorp	2,688	40,024
Century Bancorp, Inc.	462	35,740
CIT Group, Inc.	6,260	224,734
Citizens & Northern Corp.	852	16,904
Citizens Community Bancorp, Inc.	400	4,356
City Holding Co.	3,198	222,421
Civista Bancshares, Inc.	270	4,733
CNB Financial Corp.	3,264	69,491
Columbia Banking System, Inc.	11,103	398,598
Comerica, Inc.	7,422	414,593
Commerce Bancshares, Inc.	8,536	560,848
Community Bank System, Inc.	7,188	447,884
Community Trust Bancorp, Inc.	2,206	81,732
Connectone Bancorp, Inc.	4,989	98,732
Cullen/Frost Bankers, Inc.	4,337	378,317
Customers Bancorp, Inc. *	5,348	97,227
CVB Financial Corp.	22,499	438,730
Dime Community Bancshares, Inc.	6,456	101,811
Eagle Bancorp, Inc.	6,328	261,346
East West Bancorp, Inc.	11,036	559,636
Enterprise Bancorp, Inc.	331	8,457
Enterprise Financial Services Corp.	3,286	114,846
Equity Bancshares, Inc., Class A *	2,190	47,282
Farmers & Merchants Bancorp, Inc./Archbold OH	1,205	27,715
Farmers National Banc Corp.	3,991	52,961
FB Financial Corp.	3,274	113,706
Financial Institutions, Inc.	1,855	41,738
First Bancorp	25,861	238,438
First Bancorp, Inc.	2,600	66,040
First Bancorp/Southern Pines NC	3,300	111,639
First Busey Corp.	6,992	150,678
First Business Financial Services, Inc.	551	10,144
First Citizens Bancshares, Inc., Class A	551	316,423
First Commonwealth Financial Corp.	14,594	159,658
First Community Bancshares, Inc.	3,156	68,106
First Financial Bancorp	12,704	222,701
First Financial Bankshares, Inc.	20,796	752,295
First Financial Corp.	1,882	73,116
First Financial Northwest, Inc.	2,239	25,525
First Foundation, Inc.	4,921	98,420
First Hawaiian, Inc.	1,200	28,296
First Horizon National Corp.	39,608	505,398
First Internet Bancorp	1,284	36,902
First Interstate Bancsystem, Inc.	6,668	271,854
First Merchants Corp.	6,709	250,984
First Mid Bancshares, Inc.	500	16,830
First Midwest Bancorp, Inc.	13,739	218,725
First of Long Island Corp. (The)	4,434	79,147
Flushing Financial Corp.	4,840	80,538
FNB Corp.	24,564	233,358
Fulton Financial Corp.	20,805	264,640
German American Bancorp, Inc.	4,050	134,015
Glacier Bancorp, Inc.	13,180	606,412
Great Southern Bancorp, Inc.	2,813	137,556
Great Western Bancorp, Inc.	1,271	26,564
Hancock Whiteny Corp.	7,368	250,659
Hanmi Financial Corp.	3,586	40,665
Harborone Bancorp, Inc. *	7,533	81,808
Heartland Financial USA, Inc.	5,400	217,998
Heritage Commerce Corp.	9,426	83,609
Heritage Financial Corp.	5,733	134,095
Hilltop Holdings, Inc.	19,869	546,596
Home Bancshares, Inc.	14,737	287,077
HomeTrust Bancshares, Inc.	2,644	51,056
Hope Bancorp, Inc.	19,122	208,621
Horizon Bancorp, Inc.	5,096	80,823
Howard Bancorp, Inc. *	499	5,893
Huntington Bancshares, Inc.	64,289	811,970
Independent Bank Corp.	4,993	364,689
Independent Bank Group, Inc.	2,477	154,862
International Bancshares Corp.	8,343	312,362
Investors Bancorp, Inc.	2,762	29,167
Lakeland Bancorp, Inc.	6,732	85,496
Lakeland Financial Corp.	5,055	270,847
Live Oak Bancshares, Inc.	500	23,730
Macatawa Bank Corp.	6,741	56,422
Mercantile Bank Corp.	3,005	81,646
Midland States Bancorp, Inc.	1,086	19,407
MidWestOne Financial Group, Inc.	613	15,019
National Bank Holdings Corp.	3,824	125,274
NBT Bancorp, Inc.	6,610	212,181
Nicolet Bankshares, Inc. *	1,020	67,677
Northeast Bank *	1,690	38,059
Northrim Bancorp, Inc.	1,380	46,851
OceanFirst Financial Corp.	7,799	145,295
OFG Bancorp	8,569	158,869
Old National Bancorp	21,721	359,700
Old Second Bancorp, Inc.	2,244	22,664
Pacific Mercantile Bancorp *	2,500	12,850
Pacific Premier Bancorp, Inc.	10,374	325,017
PacWest Bancorp	6,913	175,590
Park National Corp.	2,148	225,561
Peapack Gladstone Financial Corp.	3,530	80,343

The accompanying notes are an integral part of these financial statements.

16

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Penns Woods Bancorp, Inc.	1,738	$45,205
People’s United Financial, Inc.	41,235	533,169
Peoples Bancorp, Inc.	3,095	83,844
Pinnacle Financial Partners, Inc.	3,114	200,542
Popular, Inc.	10,180	573,338
Preferred Bank	2,886	145,656
Premier Financial Bancorp, Inc.	1,726	22,939
Prosperity Bancshares, Inc.	8,898	617,165
QCR Holdings, Inc.	1,914	75,775
Renasant Corp.	6,735	226,835
Republic Bancorp, Inc.	2,887	104,134
Republic First Bancorp, Inc. *	3,546	10,106
S&T Bancorp, Inc.	6,188	153,710
Sandy Spring Bancorp, Inc.	5,644	181,680
Seacoast Banking Corp. of Florida *	5,668	166,923
Select Bancorp, Inc. *	200	1,894
ServisFirst Bancshares, Inc.	6,378	256,970
Sierra Bancorp	2,800	66,976
Signature Bank	4,291	580,529
Simmons First National Corp., Class A	13,092	282,656
South State Corp.	10,037	725,675
Southern First Bancshares, Inc. *	1,759	62,181
Southern National Bancorp of Virginia, Inc.	3,875	46,926
Southside Bancshares, Inc.	4,400	136,532
Sterling Bancorp	25,629	460,809
Stock Yards Bancorp, Inc.	4,336	175,521
Summit Financial Group, Inc.	392	8,655
Synovus Financial Corp.	10,832	350,632
TCF Financial Corp.	22,907	848,017
Texas Capital Bancshares, Inc. *	3,548	211,106
Tompkins Financial Corp.	2,420	170,852
TowneBank	6,582	154,545
Trico Bancshares	3,645	128,596
TriState Capital Holdings, Inc. *	3,611	62,831
Triumph Bancorp, Inc. *	2,765	134,241
Trustmark Corp.	8,464	231,152
UMB Financial Corp.	7,023	484,517
Umpqua Holdings Corp.	9,156	138,622
United Bankshares, Inc.	16,053	520,117
United Community Banks, Inc.	10,212	290,429
Univest Financial Corp	3,363	69,211
Valley National Bancorp	59,856	583,596
Veritex Holdings, Inc.	3,570	91,606
Washington Trust Bancorp, Inc.	3,000	134,400
Webster Financial Corp.	3,323	140,064
WesBanco, Inc.	8,812	264,008
West Bancorp, Inc.	3,092	59,676
Westamerica Bancorp	5,029	278,053
Western Alliance Bancorp	5,446	326,488
Wintrust Financial Corp.	5,592	341,615
Zions Bancorp NA	11,502	499,647
		33,658,062
Commercial Services & Supplies — 2.5%
ABM Industries, Inc.	12,972	490,860
ACCO Brands Corp.	19,452	164,369
Brady Corp., Class A	9,427	497,934
Brink’s Co. (The)	7,356	529,632
Casella Waste Systems, Inc., Class A *	8,966	555,444
Ceco Environmental Corp. *	4,211	29,309
Cimpress PLC *@	4,254	373,246
Clean Harbors, Inc. *	8,441	642,360
Covanta Holding Corp.	25,646	336,732
Deluxe Corp.	6,449	188,311
Ennis, Inc.	4,400	78,540
Harsco Corp. *	14,561	261,807
Healthcare Services Group, Inc.	7,841	220,332
Heritage-Crystal Clean, Inc. *	3,229	68,035
Herman Miller, Inc.	12,075	408,135
HNI Corp.	7,981	275,025
Iaa, Inc. *	8,384	544,792
Interface, Inc.	8,689	91,234
KAR Auction Services, Inc.	5,924	110,246
Kimball International, Inc.	7,180	85,801
Knoll, Inc.	10,471	153,714
Matthews International Corp.	5,121	150,557
Mcgrath Rentcorp	4,689	314,632
MSA Safety, Inc.	6,050	903,809
NL Industries, Inc.	7,891	37,719
Pico Holdings, Inc. *	2,830	26,460
Pitney Bowes, Inc.	4,177	25,730
Quad/Graphics, Inc.	4,591	17,538
SP Plus Corp. *	3,390	97,734
Steelcase, Inc., Class A	16,551	224,266
Stericycle, Inc. *	5,435	376,809
Team, Inc. *	5,503	59,983
Tetra Tech, Inc.	9,310	1,077,912
UniFirst Corp.	2,808	594,426
US Ecology, Inc.	4,572	166,101
Viad Corp.	2,833	102,470
Virco Manufacturing Corp. *	2,494	6,310
VSE Corp.	2,264	87,141
		10,375,455
Communications Equipment — 1.2%
Acacia Communications, Inc. *	545	39,763
ADTRAN, Inc.	7,551	111,528
Applied Optoelectronics, Inc. *@	3,183	27,087
Bk Technologies Corp. *	2,000	6,060
CalAmp Corp. *	5,414	53,707
Ciena Corp. *	24,371	1,288,007
Clearfield, Inc. *	2,783	68,796
CommScope Holding Co., Inc. *	3,352	44,917
Communications Systems, Inc.	1,418	6,480
Comtech Telecommunications Corp.	3,207	66,353
Digi International, Inc. *	3,397	64,203
F5 Networks, Inc. *	3,585	630,745
Harmonic, Inc. *	10,330	76,339
Infinera Corp. *@	22,351	234,239
Juniper Networks, Inc.	20,091	452,248
KVH Industries, Inc. *	5,534	62,811
Lantronix, Inc. *@	1,100	4,884
Lumentum Holdings, Inc. *@	5,615	532,302
NETGEAR, Inc. *	4,009	162,886
NetScout Systems, Inc. *	10,959	300,496
Network-1 Technologies, Inc.	1,343	4,956
Optical Cable Corp. *	374	1,002
PC-Tel, Inc. *	4,100	26,937
Ribbon Communications, Inc. *	13,960	91,578
Tessco Technologies, Inc.	1,000	6,240

The accompanying notes are an integral part of these financial statements.

17

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
Viasat, Inc. *@	4,646	$151,692
Viavi Solutions, Inc. *	33,947	508,356
		5,024,612
Computers & Peripherals — 0.3%
AstroNova, Inc.	1,572	16,742
Avid Technology, Inc. *	9,865	156,557
Intevac, Inc. *	4,883	35,206
NCR Corp. *	1,087	40,839
Pure Storage, Inc., Class A *	8,857	200,257
Super Micro Computer, Inc. *	1,663	52,651
Xerox Holdings Corp.	28,195	653,842
		1,156,094
Construction & Engineering — 1.6%
AECOM *	10,667	531,003
Aegion Corp. *	6,020	114,320
Ameresco, Inc. *	6,298	329,008
Arcosa, Inc.	1,853	101,785
Argan, Inc.	1,886	83,908
Comfort Systems USA, Inc.	6,794	357,772
Dycom Industries, Inc. *	6,260	472,755
EMCOR Group, Inc.	9,013	824,329
Fluor Corp.	6,585	105,162
Granite Construction, Inc. @	7,482	199,844
Great Lakes Dredge & Dock Corp. *	11,801	155,419
IES Holdings, Inc. *	4,244	195,394
MasTec, Inc. *	7,480	509,986
Matrix Service Co. *	4,086	45,028
MYR Group, Inc. *	3,408	204,821
Northwest Pipe Co. *	1,211	34,271
NV5 Global, Inc. *	2,453	193,247
Orion Marine Group, Inc. *	3,431	17,018
Primoris Services Corp.	7,420	204,866
Quanta Services, Inc.	9,091	654,734
Sterling Construction Co., Inc. *	5,413	100,736
Tutor Perini Corp. *	7,646	99,016
Valmont Industries, Inc.	3,498	611,905
WillScot Mobile Mini Holdings Corp. *	21,315	493,869
		6,640,196
Construction Materials — 0.1%
Eagle Materials, Inc.	1,439	145,843
Forterra, Inc. *	1,512	25,999
Summit Materials, Inc., Class A *	5,300	106,424
United States Lime & Minerals, Inc.	1,199	136,686
US Concrete, Inc. *	3,055	122,108
		537,060
Consumer Finance — 1.4%
Ally Financial, Inc.	24,885	887,399
Atlanticus Holdings Corp. *	3,144	77,437
Consumer Portfolio Services, Inc. *	7,272	30,833
Credit Acceptance Corp. *@	760	263,066
Encore Capital Group, Inc. *	6,224	242,425
Enova International, Inc. *	6,892	170,715
Ezcorp, Inc. *	7,567	36,246
FirstCash, Inc.	7,139	500,016
Green Dot Corp., Class A *	9,784	545,947
LendingClub Corp. *	8,351	88,187
LendingTree, Inc. *@	1,815	496,929
Navient Corp.	25,118	246,659
Nelnet, Inc., Class A	3,676	261,878
OneMain Holdings, Inc.	8,524	410,516
PRA Group, Inc. *	6,137	243,393
Prog Holdings, Inc.	10,105	544,356
Regional Management Corp.	2,592	77,397
Santander Consumer USA Holdings, Inc.	16,393	360,974
SLM Corp.	14,278	176,904
World Acceptance Corp. *@	1,107	113,158
		5,774,435
Containers & Packaging — 1.2%
AptarGroup, Inc.	4,532	620,386
Avery Dennison Corp.	126	19,544
Berry Plastics Group, Inc. *	10,559	593,310
Crown Holdings, Inc. *	5,848	585,970
Graphic Packaging Holding Co.	8,918	151,071
Greif, Inc.	1,193	57,717
Greif, Inc., Class A	5,187	243,167
Myers Industries, Inc.	6,712	139,475
Packaging Corp. of America	1,500	206,865
Sealed Air Corp.	12,255	561,156
Silgan Holdings, Inc.	16,218	601,363
Sonoco Products Co.	7,641	452,729
UFP Technologies, Inc. *	913	42,546
WestRock Co.	17,752	772,745
		5,048,044
Distributors — 0.2%
Core-Mark Holding Co., Inc.	8,353	245,328
LKQ Corp. *	16,731	589,600
Pool Corp.	379	141,177
Weyco Group, Inc.	1,489	23,586
		999,691
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc. *	8,240	279,748
American Public Education, Inc. *	2,124	64,740
Bright Horizons Family Solutions, Inc. *	3,373	583,495
Carriage Services, Inc.	3,469	108,649
Chegg, Inc. *@	6,405	578,564
Collectors Universe, Inc.	1,790	134,966
Frontdoor, Inc. *	2,710	136,069
Graham Holdings Co., Class B	523	278,958
Grand Canyon Education, Inc. *	6,483	603,632
H&R Block, Inc. @	13,196	209,289
Houghton Mifflin Harcourt Co. *	14,959	49,813
Laureate Education, Inc. Class A *	2,699	39,297
Perdoceo Education Corp. *	12,403	156,650
Regis Corp. *@	5,410	49,718
Service Corp. International	12,310	604,421
Strategic Education, Inc.	3,002	286,181
Stride, Inc. *	8,196	174,001
Terminix Global Holdings, Inc. *	10,611	541,267
Universal Technical Institute, Inc. *	5,900	38,114
WW International, Inc. *	6,398	156,111
Zovio, Inc. *	3,315	15,713
		5,089,396
Diversified Financial Services — 0.6%
A-Mark Precious Metals, Inc.	1,166	29,908
Cannae Holdings, Inc. *	5,802	256,855
CCUR Holdings, Inc.	1,362	4,031
Equitable Holdings, Inc.	31,456	804,959
Jefferies Financial Group, Inc.	24,499	602,675
Marlin Business Services Corp.	3,196	39,119
Voya Financial, Inc.	11,507	676,727
		2,414,274

The accompanying notes are an integral part of these financial statements.

18

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Telecommunication Services — 0.5%
Alaska Communications Systems Group, Inc.	2,448	$9,033
ATN International, Inc.	2,516	105,068
CenturyLink, Inc.	56,226	548,203
Cincinnati Bell, Inc. *	6,675	101,994
Cogent Communications Holdings, Inc.	8,368	500,992
Consolidated Communications Holdings, Inc. *	8,637	42,235
IDT Corp., Class B *	5,102	63,061
Iridium Communications, Inc. *	1,819	71,532
Orbcomm, Inc. *	11,555	85,738
Vonage Holdings Corp. *	29,244	376,517
		1,904,373
Electric Utilities — 1.0%
Allete, Inc.	3,475	215,242
Genie Energy Ltd.	4,900	35,329
Hawaiian Electric Industries, Inc.	8,115	287,190
IDACORP, Inc.	3,214	308,640
MGE Energy, Inc.	7,061	494,482
NRG Energy, Inc.	14,764	554,388
OGE Energy Corp.	10,491	334,243
Otter Tail Corp.	7,365	313,823
Pinnacle West Capital Corp.	5,390	430,930
PNM Resources, Inc.	15,409	747,799
Portland General Electric Co.	6,399	273,685
Spark Energy, Inc., Class A @	2,000	19,140
		4,014,891
Electrical Equipment — 2.0%
Acuity Brands, Inc.	2,065	250,051
Allied Motion Technologies, Inc.	2,312	118,143
Atkore International Group, Inc. *	9,186	377,636
AZZ, Inc.	3,907	185,348
Encore Wire Corp.	2,652	160,632
EnerSys	7,493	622,369
Generac Holdings, Inc. *	14,198	3,228,767
Hubbell, Inc.	4,209	659,929
LSI Industries, Inc.	3,137	26,853
nVent Electric PLC	1,295	30,161
Powell Industries, Inc.	1,380	40,696
Preformed Line Products Co.	968	66,250
Regal Beloit Corp.	5,003	614,418
Sensata Technologies Holding PLC *	11,437	603,187
Sunrun, Inc. *	8,165	566,488
Thermon Group Holdings, Inc. *	4,877	76,227
TPI Composites, Inc. *	564	29,768
Ultralife Corp. *	3,600	23,292
Vicor Corp. *	5,098	470,138
		8,150,353
Electronic Equipment, Instruments & Components — 2.9%
Arlo Technologies, Inc. *	16,012	124,733
Arrow Electronics, Inc. *	8,403	817,612
Avnet, Inc.	12,759	447,968
Badger Meter, Inc.	5,392	507,172
Bel Fuse, Inc.	2,068	31,082
Belden, Inc.	6,618	277,294
Benchmark Electronics, Inc.	4,604	124,354
Cognex Corp.	1,108	88,956
Coherent, Inc. *	520	78,010
CTS Corp.	5,957	204,504
Daktronics, Inc.	9,785	45,794
Data I/O Corp. *	4,458	18,367
Dolby Laboratories, Inc., Class A	2,050	199,116
ePlus, Inc. *	2,400	211,080
Fabrinet *	5,716	443,504
FARO Technologies, Inc. *	2,603	183,850
Flex Ltd. *	26,859	482,925
FLIR Systems, Inc.	6,022	263,944
Frequency Electronics, Inc. *	1,400	15,134
IEC Electronics Corp. *	800	10,840
II-VI, Inc. *@	4,751	360,886
Insight Enterprises, Inc. *	6,742	512,999
IPG Photonics Corp. *	1,933	432,586
Itron, Inc. *	5,653	542,123
Jabil, Inc.	5,378	228,726
Key Tronic Corp. *	1,700	11,730
Kimball Electronics, Inc. *	5,879	94,005
Knowles Corp. *	11,920	219,686
Littelfuse, Inc.	2,112	537,842
Methode Electronics, Inc.	7,349	281,320
MTS Systems Corp.	3,800	221,008
NAPCO Security Technologies, Inc. *	3,832	100,475
National Instruments Corp.	8,623	378,895
Novanta, Inc. *	4,922	581,879
OSI Systems, Inc. *	3,527	328,787
PAR Technology Corp. *@	2,088	131,106
PC Connection, Inc.	5,173	244,631
Plexus Corp. *	5,438	425,306
Richardson Electronics Ltd.	2,700	12,717
Rogers Corp. *	2,366	367,416
Sanmina Corp. *	12,996	414,442
Scansource, Inc. *	3,425	90,351
SYNNEX Corp.	3,640	296,442
TTM Technologies, Inc. *	16,102	222,127
Vishay Intertechnology, Inc.	24,005	497,144
Vishay Precision Group, Inc. *	1,694	53,327
Wayside Technology Group, Inc.	315	6,017
		12,170,212
Energy Equipment & Services — 0.3%
Archrock, Inc.	21,713	188,034
Bristow Group, Inc. *	1,138	29,952
Core Laboratories NV	2,189	58,030
Dawson Geophysical Co. *	2,775	5,883
DMC Global, Inc.	2,412	104,319
Dril-Quip, Inc. *	4,621	136,874
Exterran Corp. *	5,983	26,445
Geospace Technologies Corp. *	1,646	14,090
Gulf Island Fabrication, Inc. *	1,823	5,578
Helix Energy Solutions Group, Inc. *	17,953	75,403
Helmerich & Payne, Inc.	7,229	167,424
KLX Energy Services Holdings, Inc. *@	766	4,948
Nabors Industries Ltd.	1,017	59,220
Natural Gas Services Group, Inc. *	3,685	34,934
Oceaneering International, Inc. *	11,720	93,174
Oil States International, Inc. *	7,268	36,485
Patterson-UTI Energy, Inc.	599	3,151
SEACOR Marine Holdings, Inc. *	3,233	8,761
TechnipFMC PLC	5,694	53,524

The accompanying notes are an integral part of these financial statements.

19

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
U.S. Silica Holdings, Inc.	13,442	$94,363
		1,200,592
Entertainment — 0.5%
Ballantyne Strong, Inc. *	3,464	6,975
Cinemark Holdings, Inc. @	1,868	32,522
Gaia, Inc. *	1,407	13,901
Glu Mobile, Inc. *	14,543	131,033
IMAX Corp. *	4,817	86,802
Liberty Media Corp-Liberty Formula One, Class A *	1,700	64,583
Liberty Media Corp-Liberty Formula One, Class C *	10,084	429,578
Lions Gate Entertainment Corp., Class A *@	4,059	46,151
Lions Gate Entertainment Corp., Class B *	5,120	53,146
Madison Square Garden Entertainment Corp. *	631	66,280
Marcus Corp. (The)	4,500	60,660
Reading International, Inc. *	4,951	24,854
World Wrestling Entertainment, Inc. @	2,212	106,287
Zynga, Inc., Class A *	86,590	854,643
		1,977,415
Food & Staples Retailing — 0.7%
Andersons, Inc. (The)	5,758	141,129
BJ’s Wholesale Club Holdings, Inc. *	621	23,151
Casey’s General Stores, Inc.	2,566	458,339
Chefs’ Warehouse Inc. (The) *	6,038	155,116
Ingles Markets, Inc., Class A	2,846	121,410
Natural Grocers by Vitamin Cottage, Inc.	2,710	37,236
Performance Food Group Co. *	6,339	301,800
PriceSmart, Inc.	5,580	508,282
SpartanNash Co.	7,457	129,826
Sprouts Farmers Market, Inc. *	8,100	162,810
United Natural Foods, Inc. *	6,250	99,813
US Foods Holding Corp. *	9,874	328,903
Village Super Market, Inc., Class A	1,435	31,656
Weis Markets, Inc.	5,014	239,719
		2,739,190
Food Products — 1.9%
B&G Foods, Inc. @	9,943	275,719
Beyond Meat, Inc. *@	2,085	260,625
Bunge Ltd.	9,297	609,697
Cal-Maine Foods, Inc. *	6,372	239,205
Calavo Growers, Inc.	3,350	232,590
Coffee Holding Co., Inc. *	600	2,304
Darling Ingredients, Inc. *	31,919	1,841,088
Farmer Bros. Co. *	3,098	14,468
Flowers Foods, Inc.	12,107	273,981
Fresh Del Monte Produce, Inc.	7,409	178,335
Hostess Brands, Inc. *	4,664	68,281
Ingredion, Inc.	4,253	334,584
J&J Snack Foods Corp.	2,713	421,519
John B. Sanfilippo & Son, Inc.	1,857	146,443
Lamb Weston Holdings, Inc.	8,392	660,786
Lancaster Colony Corp.	5,159	947,863
Landec Corp. *	3,872	42,011
Lifeway Foods, Inc. *	3,800	20,558
Limoneira Co.	2,072	34,499
Pilgrim’s Pride Corp. *	5,624	110,287
Post Holdings, Inc. *	5,411	546,565
Rocky Mountain Chocolate Factory, Inc.	1,260	5,103
Sanderson Farms, Inc.	3,017	398,847
Seaboard Corp.	46	139,426
Seneca Foods Corp., Class A *	1,383	55,182
Tootsie Roll Industries, Inc. @	5,340	158,598
TreeHouse Foods, Inc. *	225	9,560
		8,028,124
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	2,874	310,996
National Fuel Gas Co.	4,531	186,360
New Jersey Resources Corp.	12,600	447,930
Northwest Natural Holding Co.	5,404	248,530
ONE Gas, Inc.	9,334	716,571
RGC Resources, Inc.	600	14,268
South Jersey Industries, Inc.	14,522	312,949
Southwest Gas Corp.	4,554	276,655
Spire, Inc.	6,614	423,561
UGI Corp.	10,146	354,704
		3,292,524
Health Care — 0.0%
Contra Aduro Biotech ∆	237	3
Contra Pfenex, Inc. ∆	2,903	2,177
Star Equity Holdings, Inc.	210	754
		2,934
Health Care Equipment & Supplies — 2.7%
ABIOMED, Inc. *	427	138,433
Accuray, Inc. *	14,711	61,345
Achillion Pharmaceuticals, Inc. §	23,152	3,994
Angiodynamics, Inc. *	4,628	70,947
Atrion Corp.	322	206,801
Avanos Medical, Inc. *	6,331	290,466
Cantel Medical Corp.	5,856	461,804
CONMED Corp.	3,910	437,920
CryoLife, Inc. *	5,697	134,506
Cutera, Inc. *	1,969	47,473
Dentsply Sirona, Inc.	563	29,479
Electromed, Inc. *	2,175	21,337
Envista Holdings Corp. *	3,555	119,910
Fonar Corp. *	1,982	34,408
Globus Medical, Inc., Class A *	6,323	412,386
Haemonetics Corp. *	7,335	871,031
Heska Corp. *	909	132,396
Hill-Rom Holdings, Inc.	5,319	521,102
ICU Medical, Inc. *	1,949	418,041
Inogen, Inc. *	2,668	119,206
Integer Holdings Corp. *	4,771	387,358
Integra LifeSciences Holdings Corp. *	7,218	468,593
IntriCon Corp. *	1,000	18,100
Invacare Corp.	4,558	40,794
Lantheus Holdings, Inc. *	8,245	111,225
LeMaitre Vascular, Inc.	3,866	156,573
LENSAR, Inc. *	1,385	10,041
LivaNova PLC *	5,780	382,694
Meridian Bioscience, Inc. *	9,192	171,799
Merit Medical Systems, Inc. *	7,581	420,821
Misonix, Inc. *	1,345	16,813
Natus Medical, Inc. *	4,076	81,683
Neogen Corp. *	7,090	562,237
Novocure Ltd. *	6,681	1,156,080
NuVasive, Inc. *	9,715	547,246
OraSure Technologies, Inc. *	9,521	100,780
Orthofix Medical, Inc. *	2,339	100,530

The accompanying notes are an integral part of these financial statements.

20

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Penumbra, Inc. *	2,535	$443,625
Quidel Corp. *	6,843	1,229,345
SeaSpine Holdings Corp. *	2,964	51,722
Surgalign Holdings, Inc. *	15,534	34,019
SurModics, Inc. *	1,788	77,814
Tandem Diabetes Care, Inc. *	1,536	146,964
Utah Medical Products, Inc.	630	53,109
Varex Imaging Corp. *	2,200	36,696
		11,339,646
Health Care Providers & Services — 3.4%
Acadia Healthcare Co., Inc. *	4,406	221,446
Addus HomeCare Corp. *	1,863	218,139
Amedisys, Inc. *	6,002	1,760,567
American Renal Associates Holdings, Inc. *	3,424	39,205
AMN Healthcare Services, Inc. *	7,715	526,549
BioTelemetry, Inc. *	6,594	475,295
Brookdale Senior Living, Inc. *	15,683	69,476
Chemed Corp.	2,329	1,240,449
Corvel Corp. *	3,554	376,724
Cross Country Healthcare, Inc. *	6,503	57,682
DaVita, Inc. *	10,027	1,177,170
Encompass Health Corp.	7,365	609,012
Ensign Group, Inc. (The)	10,536	768,285
Enzo Biochem, Inc. *	9,744	24,555
Guardant Health, Inc. *	4,197	540,909
Henry Schein, Inc. *	8,786	587,432
LHC Group, Inc. *	5,901	1,258,801
Magellan Health, Inc. *	2,949	244,295
Medcath Corp. *§	3,122	—
MEDNAX, Inc. *	2,085	51,166
Molina Healthcare, Inc. *	1,049	223,101
National Healthcare Corp.	2,700	179,307
National Research Corp.	4,540	194,085
Owens & Minor, Inc.	7,490	202,604
Patterson Cos., Inc. @	6,194	183,528
Pennant Group Inc.(The) *	5,631	326,936
Premier, Inc., Class A	1,300	45,630
Providence Service Corp. (The) *	1,567	217,233
RadNet, Inc. *	9,462	185,171
Select Medical Holdings Corp. *	24,628	681,210
Surgery Partners, Inc. *	1,077	31,244
Tenet Healthcare Corp. *	16,691	666,472
Triple-S Management Corp. *	3,473	74,149
U.S. Physical Therapy, Inc.	2,557	307,479
Universal Health Services, Inc., Class B	3,831	526,762
		14,292,068
Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc. *	28,891	417,186
Computer Programs & Systems, Inc.	1,956	52,499
Evolent Health, Inc., Class A *	3,026	48,507
HealthStream, Inc. *	5,702	124,532
HMS Holdings Corp. *	13,408	492,744
NextGen Healthcare, Inc. *	12,327	224,845
Omnicell, Inc. *	6,009	721,200
Simulations Plus, Inc.	3,432	246,829
		2,328,342
Hotels, Restaurants & Leisure — 3.2%
Aramark	12,082	464,915
Biglari Holdings, Inc., Class A *	7	4,095
Biglari Holdings, Inc., Class B *	74	8,229
BJ’s Restaurants, Inc.	3,923	150,996
Bloomin’ Brands, Inc.	17,597	341,734
Bluegreen Vacations Holding Corp.	417	5,642
Brinker International, Inc.	7,784	440,341
Caesars Entertainment, Inc. *	1,979	146,980
Carrols Restaurant Group, Inc. *	8,916	55,993
Cheesecake Factory, Inc. (The)	7,512	278,395
Choice Hotels International, Inc.	7,584	809,440
Churchill Downs, Inc.	4,317	840,909
Chuy’s Holdings, Inc. *	2,478	65,642
Cracker Barrel Old Country Store, Inc.	3,034	400,245
Dave & Buster’s Entertainment, Inc. @	6,312	189,486
Del Taco Restaurants, Inc. *	5,126	46,442
Denny’s Corp. *	12,224	179,448
DineEquity, Inc.	169	9,802
Dover Motorsports, Inc.	4,000	9,080
El Pollo Loco Holdings, Inc. *	4,284	77,540
Everi Holdings, Inc. *	4,400	60,764
Extended Stay America, Inc.	8,000	118,480
Fiesta Restaurant Group, Inc. *	4,058	46,261
Hilton Grand Vacations, Inc. *	559	17,525
International Game Technology PLC	969	16,415
Jack in the Box, Inc.	4,634	430,035
Lindblad Expeditions Holdings, Inc. *@	9,143	156,528
Marriott Vacations Worldwide Corp.	6,222	853,783
Monarch Casino & Resort, Inc. *	1,490	91,218
Nathan’s Famous, Inc.	794	43,845
Norwegian Cruise Line Holdings Ltd. *	8,584	218,291
Papa John’s International, Inc.	5,085	431,462
Penn National Gaming, Inc. *@	11,868	1,025,039
Planet Fitness, Inc. Class A *	11,157	866,118
Playa Hotels & Resorts NV *	1,000	5,950
Potbelly Corp. *	3,341	14,700
Red Robin Gourmet Burgers, Inc. *	2,379	45,748
Ruth’s Hospitality Group, Inc.	2,754	48,829
Scientific Games Corp., Class A *	900	37,341
SeaWorld Entertainment, Inc. *	3,757	118,684
Shake Shack, Inc. *	2,567	217,630
Six Flags Entertainment Corp.	551	18,789
Texas Roadhouse, Inc.	12,648	988,568
Vail Resorts, Inc.	2,288	638,261
Wendy’s Co. (The)	30,015	657,929
Wingstop, Inc.	2,302	305,130
Wyndham Destinations, Inc.	3,425	153,646
Wyndham Hotels & Resorts, Inc.	6,210	369,122
Wynn Resorts Ltd.	6,427	725,158
		13,246,603
Household Durables — 2.6%
Bassett Furniture Industries, Inc.	2,600	52,208
Beazer Homes USA, Inc. *	1,643	24,891
Cavco Industries, Inc. *	1,208	211,943
Century Communities, Inc. *	4,472	195,784
Ethan Allen Interiors, Inc.	3,799	76,778
Flexsteel Industries, Inc.	1,493	52,210
Green Brick Partners, Inc. *	4,024	92,391

The accompanying notes are an integral part of these financial statements.

21

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Durables (Continued)
Hamilton Beach Brands Holding Co., Class A	2,000	$35,020
Helen of Troy Ltd. *	4,421	982,302
Hooker Furniture Corp.	2,500	80,625
Installed Building Products, Inc. *	6,010	612,599
iRobot Corp. *@	5,565	446,814
KB Home	15,715	526,767
La-Z-Boy, Inc.	8,399	334,616
Leggett & Platt, Inc.	9,073	401,934
Lifetime Brands, Inc.	3,200	48,640
M.D.C. Holdings, Inc.	12,190	592,434
M/I Homes, Inc. *	5,641	249,840
Meritage Homes Corp. *	10,314	854,205
Mohawk Industries, Inc. *	4,358	614,260
New Home Co., Inc. (The) *	3,433	16,101
Newell Brands, Inc.	30,430	646,029
Orleans Homebuilders, Inc. *@§	4,953	—
Skyline Champion Corp. *	2,906	89,912
Taylor Morrison Home Corp., Class A *	13,906	356,689
Tempur Sealy International, Inc. *	25,976	701,352
Toll Brothers, Inc.	15,140	658,136
TopBuild Corp. *	4,720	868,857
TRI Pointe Group, Inc. *	17,727	305,791
Universal Electronics, Inc. *	2,258	118,455
VOXX International Corp. *	3,284	41,904
Whirlpool Corp.	3,187	575,222
ZAGG, Inc. *	6,699	27,935
		10,892,644
Household Products — 0.3%
Central Garden & Pet Co. *	1,647	63,591
Central Garden & Pet Co. *	6,261	227,462
Spectrum Brands Holdings, Inc.	4,389	346,643
WD-40 Co.	2,614	694,488
		1,332,184
Independent Power Producers & Energy Traders — 0.5%
Atlantica Yield plc	1,800	68,364
Brookfield Renewable Corp. Class A	2,097	122,192
Clearway Energy, Inc., Class A	5,274	155,847
Clearway Energy, Inc., Class C	11,658	372,240
Ormat Technologies, Inc.	8,775	792,207
Vistra Corp.	26,754	525,983
		2,036,833
Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	3,012	470,414
Raven Industries, Inc.	5,661	187,323
		657,737
Insurance — 4.2%
Alleghany Corp.	1,008	608,520
Ambac Financial Group, Inc. *	6,709	103,184
American Equity Investment Life Holding Co.	11,817	326,858
American Financial Group, Inc.	4,216	369,406
American National Group, Inc.	1,527	146,775
AMERISAFE, Inc.	3,769	216,454
Argo Group International Holdings Ltd.	4,369	190,925
Assurant, Inc.	4,647	633,014
Assured Guaranty Ltd.	5,276	166,141
Athene Holding Ltd., Class A *	12,800	552,192
Axis Capital Holdings Ltd.	5,472	275,734
Brighthouse Financial, Inc. *	5,795	209,808
Citizens, Inc. *@	10,192	58,400
CNO Financial Group, Inc.	45,733	1,016,645
Crawford & Co.	4,945	35,604
Crawford & Co.	6,728	49,720
Donegal Group, Inc.	4,430	62,330
eHealth, Inc. *	3,641	257,091
Employers Holdings, Inc.	4,881	157,119
Enstar Group Ltd. *	1,353	277,216
Erie Indemnity Co., Class A	1,297	318,543
Everest Re Group Ltd.	2,685	628,532
FBL Financial Group, Inc.	3,610	189,561
FedNat Holding Co.	3,068	18,163
Fidelity National Financial, Inc.	14,619	571,457
First American Financial Corp.	8,507	439,216
Genworth Financial, Inc., Class A *	14,918	56,390
Global Indemnity Group LLC Class A	2,287	65,385
Globe Life, Inc.	5,598	531,586
Greenlight Capital Re Ltd. *	4,390	32,091
Hallmark Financial Services, Inc. *	4,500	16,020
Hanover Insurance Group, Inc. (The)	2,430	284,116
HCI Group, Inc.	1,239	64,800
Heritage Insurance Holdings, Inc.	3,869	39,193
Horace Mann Educators Corp.	6,448	271,074
Independence Holding Co.	2,460	100,860
Investors Title Co.	393	60,129
James River Group Holdings Ltd.	829	40,745
Kemper Corp.	12,182	935,943
Kingstone Cos, Inc.	2,759	18,347
Kinsale Capital Group, Inc.	400	80,052
Lincoln National Corp.	11,115	559,196
Loews Corp.	8,621	388,117
Maiden Holdings Ltd. *	18,753	46,695
MBIA, Inc. *	29,495	194,077
Mercury General Corp.	6,108	318,899
National General Holdings Corp.	17,357	593,262
Old Republic International Corp.	23,032	453,961
Primerica, Inc.	5,759	771,303
Principal Financial Group, Inc.	1,286	63,798
ProAssurance Corp.	7,119	126,647
Protective Insurance Corp.	1,818	24,925
Reinsurance Group of America, Inc.	3,019	349,902
RenaissanceRe Holdings Ltd.	3,281	544,055
RLI Corp.	6,079	633,128
Safety Insurance Group, Inc.	2,958	230,428
Selective Insurance Group, Inc.	7,622	510,522
State Auto Financial Corp.	8,100	143,694
Stewart Information Services Corp.	4,518	218,491
Third Point Reinsurance Ltd. *	655	6,236
Unico American Corp. *	1,700	7,735
United Fire Group, Inc.	4,287	107,604
United Insurance Holdings Corp.	6,868	39,285
Universal Insurance Holdings, Inc.	5,231	79,040
Unum Group	16,633	381,561
W. R. Berkley Corp.	653	43,372
White Mountains Insurance Group Ltd.	28	28,019
		17,339,291
Interactive Media & Services — 0.1%
ANGI Homeservices, Inc., Class A *@	2,836	37,421
Cargurus, Inc. *	2,133	67,680
DHI Group, Inc. *	8,881	19,716
Liberty TripAdvisor Holdings, Inc., Class A *	2,959	12,842
QuinStreet, Inc. *	5,714	122,508

The accompanying notes are an integral part of these financial statements.

22

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Interactive Media & Services (Continued)
Travelzoo, Inc. *	2,482	$23,430
TripAdvisor, Inc. *	6,094	175,386
Yelp, Inc. *	812	26,528
		485,511
Internet & Catalog Retail — 0.8%
1-800-Flowers.com, Inc. *@	5,970	155,220
Etsy, Inc. *	8,627	1,534,830
GrubHub, Inc. *	6,667	495,158
Liquidity Services, Inc. *	4,207	66,933
Magnite, Inc. *@	4,165	127,907
PetMed Express, Inc. @	3,312	106,183
Qurate Retail, Inc., Series A	17,685	194,005
Shutterstock, Inc.	4,226	303,004
Stamps.com, Inc. *	2,543	498,911
		3,482,151
IT Services — 2.2%
Alliance Data Systems Corp.	2,520	186,732
Amdocs Ltd.	3,100	219,883
Booz Allen Hamilton Holding Corp.	1,166	101,652
CACI International, Inc., Class A *	3,460	862,682
Cardtronics plc, Class A *	5,567	196,515
Cass Information Systems, Inc.	2,542	98,909
Computer Task Group, Inc. *	4,027	24,645
Concentrix Corp. *	3,640	359,268
Conduent, Inc. *	3,934	18,883
CSG Systems International, Inc.	6,722	302,960
DXC Technology Co.	6,658	171,443
Endurance International Group Holdings, Inc. *	1,300	12,285
Euronet Worldwide, Inc. *	2,647	383,603
ExlService Holdings, Inc. *	6,315	537,596
Genpact Ltd.	14,441	597,280
Globant SA *	934	203,248
GTT Communications, Inc. *@	7,000	24,990
Hackett Group, Inc. (The)	5,445	78,354
KBR, Inc.	18,904	584,701
Limelight Networks, Inc. *@	15,146	60,432
Liveramp Holdings, Inc. *	9,947	728,021
ManTech International Corp., Class A	4,762	423,532
Maximus, Inc.	3,256	238,307
MoneyGram International, Inc. *	131	716
NIC, Inc.	9,876	255,097
Perficient, Inc. *	6,104	290,856
Perspecta, Inc.	4,329	104,242
PFSweb, Inc. *	3,727	25,083
PRGX Global, Inc. *	4,649	35,472
Sabre Corp.	19,391	233,080
Science Applications International Corp.	2,899	274,361
ServiceSource International, Inc. *	10,651	18,746
SYKES Enterprises, Inc. *	7,628	287,347
TTEC Holdings, Inc.	7,901	576,220
Virtusa Corp. *	5,735	293,231
WEX, Inc. *	2,308	469,747
		9,280,119
Leisure Equipment & Products — 0.5%
American Outdoor Brands, Inc. *	2,888	49,183
Brunswick Corp.	4,070	310,297
Callaway Golf Co.	11,753	282,190
Clarus Corp.	1,907	29,368
Escalade, Inc.	1,950	41,281
Johnson Outdoors, Inc.	1,000	112,630
Malibu Boats, Inc., Class A *	4,144	258,751
Marine Products Corp.	4,652	67,640
MasterCraft Boat Holdings, Inc. *	2,852	70,844
Mattel, Inc. *@	16,916	295,184
Nautilus, Inc. *@	4,979	90,319
Polaris Industries, Inc.	3,878	369,496
Smith & Wesson Brands, Inc.	11,555	205,101
Vista Outdoor, Inc. *	4,965	117,968
		2,300,252
Life Sciences Tools & Services — 1.2%
Bio-Techne Corp.	2,944	934,867
Bruker Corp.	11,119	601,871
Charles River Laboratories International, Inc. *	3,705	925,731
Harvard Bioscience, Inc. *	10,123	43,428
Luminex Corp.	6,464	149,448
NeoGenomics, Inc. *	4,184	225,266
PRA Health Sciences, Inc. *	4,966	622,935
Repligen Corp. *	5,344	1,024,071
Syneos Health, Inc. *	7,267	495,101
		5,022,718
Machinery — 5.7%
AGCO Corp.	5,254	541,635
Alamo Group, Inc.	2,414	333,011
Albany International Corp., Class A	5,824	427,598
Allison Transmission Holdings, Inc.	8,374	361,171
Altra Industrial Motion Corp.	3,020	167,399
Astec Industries, Inc.	3,398	196,676
Barnes Group, Inc.	9,608	487,030
Blue Bird Corp. *	2,584	47,184
Chart Industries, Inc. *	4,731	557,264
CIRCOR International, Inc. *	2,600	99,944
Columbus McKinnon Corp.	4,421	169,943
Commercial Vehicle Group, Inc. *	3,758	32,507
Crane Co.	3,500	271,810
Donaldson Co., Inc.	9,298	519,572
Douglas Dynamics, Inc.	4,736	202,559
Eastern Co. (The)	1,272	30,655
Enerpac Tool Group Corp.	8,724	197,250
EnPro Industries, Inc.	2,882	217,649
ESCO Technologies, Inc.	3,251	335,568
Federal Signal Corp.	12,467	413,530
Flowserve Corp.	9,994	368,279
Franklin Electric Co., Inc.	8,755	605,934
Gorman-Rupp Co. (The)	5,655	183,505
Graco, Inc.	12,071	873,337
Graham Corp.	1,759	26,702
Greenbrier Cos., Inc. (The)	6,690	243,382
Helios Technologies, Inc.	5,762	307,057
Hurco Cos., Inc.	1,000	30,000
Hyster-Yale Materials Handling, Inc.	2,000	119,100
ITT, Inc.	5,814	447,794
John Bean Technologies Corp.	6,369	725,238
Kadant, Inc.	2,216	312,412
Kennametal, Inc.	10,652	386,028
LB Foster Co., Class A *	2,165	32,583

The accompanying notes are an integral part of these financial statements.

23

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Lincoln Electric Holdings, Inc.	3,730	$433,612
Lindsay Corp.	1,917	246,258
Lydall, Inc. *	3,767	113,123
Manitex International, Inc. *	1,300	6,708
Manitowoc Co., Inc. (The) *	3,607	48,009
Meritor, Inc. *	14,579	406,900
Middleby Corp. *	4,593	592,130
Miller Industries, Inc.	2,054	78,093
Mueller Industries, Inc.	10,675	374,799
Mueller Water Products, Inc., Class A	31,902	394,947
Navistar International Corp. *	6,372	280,113
NN, Inc. *	6,764	44,439
Nordson Corp.	3,371	677,402
Omega Flex, Inc.	1,525	222,650
Oshkosh Corp.	4,679	402,722
Park-Ohio Holdings Corp.	2,956	91,340
Pentair PLC	12,478	662,457
Perma-Pipe International Holdings, Inc. *	1,900	11,514
Proto Labs, Inc. *	4,790	734,786
RBC Bearings, Inc. *	4,312	772,020
Rexnord Corp.	20,662	815,942
Shyft Group, Inc. (The)	7,102	201,555
Snap-On, Inc.	1,600	273,824
SPX Corp. *	6,967	379,980
SPX FLOW, Inc. *	4,940	286,322
Standex International Corp.	2,256	174,885
Tennant Co.	3,621	254,086
Terex Corp.	11,454	399,630
Timken Co. (The)	11,431	884,302
Titan International, Inc.	13,779	66,966
Toro Co. (The)	8,408	797,415
Trimas Corp. *	6,519	206,457
Trinity Industries, Inc. @	5,561	146,755
Wabash National Corp.	10,633	183,207
Watts Water Technologies, Inc., Class A	5,217	634,909
Welbilt, Inc. *	28,893	381,388
Woodward, Inc.	4,897	595,132
		23,548,083
Marine — 0.2%
Costamare, Inc.	5,728	47,428
Eagle Bulk Shipping, Inc. *@	436	8,284
Kirby Corp. *	4,949	256,507
Matson, Inc.	8,420	479,687
Scorpio Bulkers, Inc. @	420	7,111
SEACOR Holdings, Inc. *	2,643	109,552
		908,569
Materials — 0.0%
Fortitude Gold Corp. ∆	4,672	4,905

Media — 1.4%
AMC Networks, Inc., Class A *@	4,654	166,474
Cable One, Inc.	431	960,147
Entravision Communications Corp., Class A	12,528	34,452
EW Scripps Co. (The)	8,014	122,534
Gannett Co., Inc. *	1	3
Gray Television, Inc. *	15,960	285,524
Hemisphere Media Group, Inc. *	2,950	30,562
Interpublic Group of Cos., Inc. (The)	20,431	480,537
John Wiley & Sons, Inc., Class A	1,866	85,202
Liberty Broadband Corp., Class C *	3,148	498,549
Meredith Corp.	8,002	153,638
MSG Networks, Inc., Class A *@	8,693	128,135
New York Times Co. (The), Class A	23,764	1,230,262
News Corp., Class A	30,023	539,513
News Corp., Class B	14,211	252,530
Nexstar Media Group, Inc. Class A	4,746	518,216
Saga Communications, Inc., Class A	1,116	26,806
Scholastic Corp.	3,986	99,650
TechTarget, Inc. *	4,551	269,010
Tribune Publishing Co.	4,438	60,801
		5,942,545
Metals & Mining — 1.5%
Alcoa Corp. *	21,882	504,380
Allegheny Technologies, Inc. *	20,184	338,486
Ampco-Pittsburgh Corp. *	1,498	8,209
Carpenter Technology Corp.	6,711	195,424
Century Aluminum Co. *	10,675	117,745
Coeur Mining, Inc. *	19,749	204,402
Commercial Metals Co.	24,392	501,012
Compass Minerals International, Inc.	6,276	387,355
Ferroglobe Representation & Warranty Insurance Trust §~	24,025	—
Friedman Industries, Inc.	700	4,802
Gold Resource Corp.	16,351	47,581
Haynes International, Inc.	1,520	36,237
Hecla Mining Co.	34,978	226,658
Kaiser Aluminum Corp.	4,533	448,314
Materion Corp.	2,627	167,392
McEwen Mining, Inc. *@	11,315	11,145
Olympic Steel, Inc.	1,900	25,327
Reliance Steel & Aluminum Co.	8,480	1,015,480
Royal Gold, Inc.	4,971	528,716
Ryerson Holding Corp. *	6,828	93,134
Schnitzer Steel Industries, Inc.	3,716	118,578
Steel Dynamics, Inc.	16,505	608,539
SunCoke Energy, Inc.	14,843	64,567
TimkenSteel Corp. *	6,473	30,229
United States Steel Corp.	13,108	219,821
Universal Stainless & Alloy Products, Inc. *	1,092	8,168
Worthington Industries, Inc.	7,129	366,003
		6,277,704
Multi-Utilities — 0.6%
Avista Corp.	11,136	446,999
Black Hills Corp.	8,028	493,321
Centerpoint Energy, Inc.	22,600	489,064
MDU Resources Group, Inc.	12,786	336,783
NiSource, Inc.	5,883	134,956
NorthWestern Corp.	4,700	274,057
Unitil Corp.	3,202	141,752
		2,316,932
Multiline Retail — 0.4%
Big Lots, Inc. @	7,643	328,114
Dillard’s, Inc., Class A @	1,249	78,749
Kohl’s Corp.	12,490	508,218
Macy’s, Inc.	22,038	247,928
Ollie’s Bargain Outlet Holdings, Inc. *@	4,252	347,686
		1,510,695
Oil, Gas & Consumable Fuels — 1.6%
Adams Resources & Energy, Inc.	900	21,690
Apache Corp.	11,482	162,930
Arch Resources, Inc.	1,730	75,722
Ardmore Shipping Corp.	1,612	5,271
Bonanza Creek Energy, Inc. *	1,752	33,866
Cabot Oil & Gas Corp.	23,549	383,378

The accompanying notes are an integral part of these financial statements.

24

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Cimarex Energy Co.	7,087	$265,833
Clean Energy Fuels Corp. *	22,203	174,516
CNX Resources Corp. *	19,013	205,340
Concho Resources, Inc.	700	40,845
CONSOL Energy, Inc. *	2,376	17,131
Continental Resources, Inc.	5,643	91,981
CVR Energy, Inc.	3,184	47,442
Delek US Holdings, Inc.	11,411	183,375
DHT Holdings, Inc.	19,547	102,231
Diamondback Energy, Inc.	963	46,609
Dorian LPG Ltd. *	6,203	75,615
Earthstone Energy, Inc. Class A *	3,602	19,199
EnLink Midstream LLC	26,027	96,560
EQT Corp.	18,191	231,208
Equitrans Midstream Corp.	4,100	32,964
Evolution Petroleum Corp.	8,084	23,039
GasLog Ltd. @	10,419	38,759
Goodrich Petroleum Corp. *	401	4,046
Green Plains, Inc. *	6,397	84,248
HollyFrontier Corp.	10,890	281,506
International Seaways, Inc.	4,383	71,574
Marathon Oil Corp.	22,346	149,048
Matador Resources Co. *	16,331	196,952
Murphy Oil Corp.	20,866	252,479
NACCO Industries, Inc.	1,000	26,300
Nov, Inc.	23,817	327,007
Overseas Shipholding Group, Inc., Class A *	11,837	25,331
Par Pacific Holdings, Inc. *	4,135	57,807
Parsley Energy, Inc., Class A	37,235	528,737
PBF Energy, Inc., Class A	13,660	96,986
PDC Energy, Inc. *	14,120	289,884
Penn Virginia Corp. *	1,880	19,082
Range Resources Corp.	9,528	63,838
Renewable Energy Group, Inc. *	5,954	421,662
Rex American Resources Corp. *	788	57,894
Scorpio Tankers, Inc. @	4,277	47,860
SFL Corp. Ltd.	14,559	91,430
SilverBow Resources, Inc. *	1,024	5,437
Southwestern Energy Co. *	69,513	207,149
Talos Energy, Inc. *	4,465	36,792
Targa Resources Corp.	10,817	285,352
W&T Offshore, Inc. *@	26,515	57,538
World Fuel Services Corp.	6,251	194,781
WPX Energy, Inc. *	37,576	306,244
		6,562,468
Paper & Forest Products — 0.4%
Clearwater Paper Corp. *	2,687	101,434
Domtar Corp.	8,629	273,108
Glatfelter Corp.	8,848	144,930
Louisiana-Pacific Corp.	15,124	562,159
Mercer International, Inc.	9,426	96,617
Neenah Paper, Inc.	2,400	132,768
Resolute Forest Products, Inc. *	8,572	56,061
Schweitzer-Mauduit International, Inc.	6,610	265,788
Verso Corp. Class A	5,404	64,956
		1,697,821
Personal Products — 0.6%
Coty, Inc., Class A	49,522	347,645
Edgewell Personal Care Co.	5,042	174,352
Herbalife Nutriation Ltd. *	10,721	515,144
Inter Parfums, Inc.	4,405	266,459
Medifast, Inc.	2,306	452,760
Natural Alternatives International, Inc. *	1,000	10,420
Natural Health Trends Corp.	1,100	5,401
Natures Sunshine Products, Inc. *	1,700	25,415
Nu Skin Enterprises, Inc., Class A	8,973	490,195
United-Guardian, Inc.	600	8,568
USANA Health Sciences, Inc. *	4,094	315,647
		2,612,006
Pharmaceuticals — 0.7%
Amphastar Pharmaceuticals, Inc. *	6,170	124,079
ANI Pharmaceuticals, Inc. *	1,928	55,989
Corcept Therapeutics, Inc. *	6,100	159,576
Cumberland Pharmaceuticals, Inc. *	5,912	17,381
Endo International PLC *	13,442	96,514
Horizon Therapeutics PLC *	1,067	78,051
Innoviva, Inc. *	9,199	113,976
Intra-Cellular Therapies, Inc. *	3,760	119,568
Jazz Pharmaceuticals PLC *	4,540	749,327
Lannett Co., Inc. *@	4,608	30,044
Otonomy, Inc. *	6,289	40,690
Perrigo Co. PLC	14,081	629,702
Phibro Animal Health Corp.	3,593	69,776
Prestige Consumer Healthcare Inc *	8,116	283,005
Supernus Pharmaceuticals, Inc. *	9,800	246,568
Taro Pharmaceutical Industries Ltd. *	250	18,355
Zogenix, Inc. *	2,380	47,576
Zynerba Pharmaceuticals, Inc. *@	1,626	5,366
		2,885,543
Professional Services — 1.8%
Acacia Research Corp. *	7,978	31,433
ASGN, Inc. *	10,326	862,531
Barrett Business Services, Inc.	1,622	110,637
CBIZ, Inc. *	6,994	186,110
CoreLogic, Inc.	4,731	365,801
CRA International, Inc.	1,646	83,831
Exponent, Inc.	7,806	702,774
Forrester Research, Inc. *	2,660	111,454
Franklin Covey Co. *	2,254	50,197
FTI Consulting, Inc. *	5,344	597,032
GP Strategies Corp. *	4,107	48,709
Heidrick & Struggles International, Inc.	2,913	85,584
Huron Consulting Group, Inc. *	2,993	176,437
ICF International, Inc.	2,528	187,906
Insperity, Inc.	5,651	460,104
Kelly Services, Inc.	6,170	126,917
Kforce, Inc.	4,511	189,868
Korn Ferry	7,952	345,912
Manpowergroup, Inc.	3,981	359,006
Mastech Digital, Inc. *	2,122	33,740
Mistras Group, Inc. *	6,212	48,205
Nielsen Holdings PLC	26,133	545,396
RCM Technologies, Inc. *	2,995	6,200
Resources Connection, Inc.	6,466	81,278
Robert Half International, Inc.	9,008	562,820
TriNet Group, Inc. *	12,254	987,672

The accompanying notes are an integral part of these financial statements.

25

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Professional Services (Continued)
TrueBlue, Inc. *	5,626	$105,150
		7,452,704
Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA *	2,043	26,314
CTO Realty Growth, Inc.	1,248	52,616
Forestar Group, Inc. *	1,150	23,207
Griffin Industrial Realty, Inc.	420	26,250
Howard Hughes Corp. (The) *	3,446	271,993
Jones Lang LaSalle, Inc.	4,395	652,086
Kennedy-Wilson Holdings, Inc.	17,348	310,356
Marcus & Millichap, Inc. *	7,383	274,869
Maui Land & Pineapple Co., Inc. *	3,255	37,530
Newmark Group, Inc., Class A	27,250	198,652
Rafael Holdings, Inc., Class B *	3,410	79,521
RE/MAX Holdings, Inc., Class A	3,519	127,845
Realogy Holdings Corp. *@	5,347	70,153
RMR Group, Inc. (The)	1,159	44,761
St. Joe Co. (The)	3,249	137,920
Stratus Properties, Inc. *	313	7,981
Tejon Ranch Co. *	4,449	64,288
		2,406,342
Road & Rail — 1.1%
AMERCO	1,383	627,827
ArcBest Corp.	5,050	215,483
Avis Budget Group, Inc. *	14,120	526,676
Covenant Transportation Group, Inc. *	2,412	35,722
Heartland Express, Inc.	16,521	299,030
Knight-Swift Transportation Holdings, Inc.	11,850	495,567
Landstar System, Inc.	3,248	437,376
Marten Transport Ltd.	17,428	300,284
P.A.M. Transportation Services, Inc. *	1,523	74,627
Saia, Inc. *	5,234	946,307
Schneider National, Inc., Class B	1,500	31,050
Universal Truckload Services, Inc.	3,300	67,947
USA Truck, Inc. *	2,154	19,235
Werner Enterprises, Inc.	13,955	547,315
YRC Worldwide, Inc. *	7,448	32,995
		4,657,441
Semiconductors & Semiconductor Equipment — 4.9%
Advanced Energy Industries, Inc. *	4,984	483,299
Alpha & Omega Semiconductor Ltd. *	3,966	93,756
Ambarella, Inc. *	1,829	167,939
Amkor Technology, Inc.	48,125	725,725
Amtech Systems, Inc. *	2,822	18,004
Axcelis Technologies, Inc. *	4,468	130,108
AXT, Inc. *	7,653	73,239
Brooks Automation, Inc.	11,031	748,453
Ceva, Inc. *	3,507	159,569
Cirrus Logic, Inc. *	7,387	607,211
CMC Materials, Inc.	5,574	843,346
Cohu, Inc.	6,473	247,139
Cree, Inc. *@	11,861	1,256,080
Cyberoptics Corp. *	1,123	25,481
Diodes, Inc. *	10,097	711,839
DSP Group, Inc. *	3,919	65,016
Enphase Energy, Inc. *@	5,015	879,982
Entegris, Inc.	20,212	1,942,373
First Solar, Inc. *	13,324	1,318,010
FormFactor, Inc. *	11,814	508,238
GSI Technology, Inc. *	6,914	51,164
Impinj, Inc. *	1,813	75,910
Inphi Corp. *	685	109,922
Kulicke & Soffa Industries, Inc.	6,133	195,091
Lattice Semiconductor Corp. *	23,998	1,099,588
MACOM Technology Solutions Holdings, Inc. *@	447	24,603
Magnachip Semiconductor Corp. *	4,588	62,030
MaxLinear, Inc. *	8,742	333,857
MKS Instruments, Inc.	8,445	1,270,550
Monolithic Power Systems, Inc.	157	57,498
NeoPhotonics Corp. *	5,402	49,104
NVE Corp.	837	47,023
ON Semiconductor Corp. *	18,138	593,657
Onto Innovation, Inc. *	4,958	235,753
PDF Solutions, Inc. *	5,438	117,461
Photronics, Inc. *	11,244	125,483
Pixelworks, Inc. *	6,964	19,639
Power Integrations, Inc.	10,914	893,420
Rambus, Inc. *	17,248	301,150
Semtech Corp. *	8,663	624,516
Silicon Laboratories, Inc. *	6,051	770,534
SolarEdge Technologies, Inc. *	1,953	623,241
Synaptics, Inc. *	5,996	578,014
Ultra Clean Holdings, Inc. *	5,781	180,078
Universal Display Corp.	3,170	728,466
Veeco Instruments, Inc. *	6,421	111,469
		20,284,028
Software — 3.7%
ACI Worldwide, Inc. *	20,657	793,848
Agilysys, Inc. *	3,226	123,814
Alteryx, Inc., Class A *@	2,268	276,220
American Software, Inc.	6,398	109,854
Anaplan, Inc. *	6,144	441,446
Appfolio, Inc., Class A *	3,272	589,091
Aspen Technology, Inc. *	5,207	678,212
Asure Software, Inc. *	4,622	32,816
Avalara, Inc. *	416	68,594
Aware, Inc. *	4,900	17,150
Blackbaud, Inc.	7,542	434,118
Bottomline Technologies de, Inc. *	3,996	210,749
Bsquare Corp. *	2,300	3,496
CDK Global, Inc.	8,754	453,720
Dropbox, Inc., Class A *	11,120	246,753
Ebix, Inc. @	2,155	81,825
eGain Corp. *	6,644	78,466
Elastic NV *	1,900	277,647
Envestnet, Inc. *	1,760	144,830
Everbridge, Inc. *	716	106,734
Five9, Inc. *	3,204	558,778
Guidewire Software, Inc. *	3,439	442,702
HubSpot, Inc. *	2,986	1,183,770
InterDigital, Inc.	4,393	266,567
j2 Global, Inc. *@	3,394	331,560
Manhattan Associates, Inc. *	4,150	436,497
MicroStrategy, Inc., Class A *	1,021	396,710
New Relic, Inc. *	3,973	259,834
Nuance Communications, Inc. *	5,332	235,088
OneSpan, Inc. *	7,112	147,076
Paylocity Holding Corp. *	3,663	754,248
Pegasystems, Inc.	8,303	1,106,458
Progress Software Corp.	8,638	390,351
Proofpoint, Inc. *	4,384	598,021
PTC, Inc. *	4,532	542,073

The accompanying notes are an integral part of these financial statements.

26

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
QAD, Inc.	960	$46,560
QAD, Inc.	1,972	124,591
Qualys, Inc. *	4,710	574,008
RealPage, Inc. *	6,552	571,596
Teradata Corp. *@	6,634	149,066
Verint Systems, Inc. *	9,249	621,348
Xperi Holding Corp.	21,265	444,438
Zendesk, Inc. *	947	135,535
		15,486,258
Specialty Retail — 3.2%
Aaron’s Co. Inc/The *	5,052	95,786
Abercrombie & Fitch Co., Class A	11,239	228,826
Advance Auto Parts, Inc.	4,458	702,179
America’s Car-Mart, Inc. *	822	90,288
American Eagle Outfitters, Inc.	27,688	555,698
Asbury Automotive Group, Inc. *	3,817	556,290
AutoNation, Inc. *	1,802	125,762
Barnes & Noble Education, Inc. *	5,686	26,440
Bed Bath & Beyond, Inc. @	3,408	60,526
Boot Barn Holdings, Inc. *	5,243	227,336
Buckle, Inc. (The) @	10,243	299,096
Build-A-Bear Workshop, Inc. *	5,546	23,681
Caleres, Inc.	6,546	102,445
Cato Corp. (The)	3,965	38,024
Children’s Place, Inc. (The) @	2,369	118,687
Citi Trends, Inc.	1,997	99,211
Conn’s, Inc. *	5,865	68,562
Designer Brands, Inc., Class A	9,029	69,072
Dick’s Sporting Goods, Inc.	10,466	588,294
Five Below, Inc. *	8,301	1,452,509
Floor & Decor Holdings, Inc., Class A *	4,095	380,221
Foot Locker, Inc.	6,115	247,291
GameStop Corp., Class A *@	8,506	160,253
Gap, Inc. (The)	25,256	509,919
Genesco, Inc. *	2,502	75,285
Group 1 Automotive, Inc.	2,384	312,638
Guess?, Inc.	11,454	259,089
Haverty Furniture Cos., Inc.	2,950	81,626
Hibbett Sports, Inc. *	3,220	148,700
L Brands, Inc.	1,927	71,665
Lithia Motors, Inc. Class A	4,609	1,348,916
MarineMax, Inc. *	3,415	119,627
Monro, Inc.	6,509	346,930
Murphy USA, Inc.	5,362	701,725
ODP Corp/The	4,538	132,963
Penske Auto Group, Inc. @	1,742	103,457
Rent-A-Center, Inc.	10,324	395,306
RH *@	389	174,085
Sally Beauty Holdings, Inc. *	4,925	64,222
Shoe Carnival, Inc.	2,038	79,849
Signet Jewelers Ltd.	9,096	248,048
Sleep Number Corp. *	5,467	447,529
Sonic Automotive, Inc. @	5,089	196,283
Sportsman’s Warehouse Holdings, Inc. *	7,232	126,922
Tilly’s, Inc., Class A	3,349	27,328
TravelCenters of America, Inc. *	1,344	43,814
Urban Outfitters, Inc. *	4,462	114,227
Williams-Sonoma, Inc.	4,597	468,158
Winmark Corp.	737	136,935
Zumiez, Inc. *	5,105	187,762
		13,239,485
Textiles, Apparel & Luxury Goods — 1.7%
Capri Holdings Ltd. *	8,732	366,744
Carter’s, Inc.	1,548	145,620
Columbia Sportswear Co.	5,106	446,162
Crocs, Inc. *	12,283	769,653
Culp, Inc.	3,004	47,673
Deckers Outdoor Corp. *	5,249	1,505,308
Delta Apparel, Inc. *	1,153	23,141
Fossil Group, Inc. *	2,477	21,476
G-III Apparel Group Ltd. *	9,938	235,928
Hanesbrands, Inc. @	25,238	367,970
Lakeland Industries, Inc. *	1,669	45,480
Movado Group, Inc.	2,220	36,896
Oxford Industries, Inc.	2,428	159,058
PVH Corp.	5,039	473,112
Ralph Lauren Corp.	2,582	267,857
Rocky Brands, Inc.	1,000	28,070
Skechers U.S.A., Inc., Class A *	7,216	259,343
Steven Madden Ltd.	12,602	445,103
Superior Group of Cos., Inc.	2,200	51,128
Tapestry, Inc.	19,202	596,798
Under Armour, Inc., Class A *	11,819	202,932
Under Armour, Inc., Class C *	11,353	168,933
Unifi, Inc. *	3,026	53,681
Vera Bradley, Inc. *	6,960	55,402
Wolverine World Wide, Inc.	14,124	441,375
		7,214,843
Thrifts & Mortgage Finance — 1.4%
Axos Financial, Inc. *	11,636	436,699
Capitol Federal Financial, Inc.	17,891	223,638
ESSA Bancorp, Inc.	1,900	28,500
Essent Group Ltd.	5,259	227,189
Federal Agricultural Mortgage Corp.	1,400	103,950
Flagstar Bancorp, Inc.	10,468	426,676
FS Bancorp, Inc.	481	26,359
Hingham Institution for Savings	348	75,168
Home Bancorp, Inc.	994	27,822
HomeStreet, Inc.	3,265	110,194
Kearny Financial Corp.	14,490	153,014
Meridian Bancorp, Inc.	7,205	107,427
Meta Financial Group, Inc.	6,645	242,941
MGIC Investment Corp.	12,435	156,059
Mr Cooper Group, Inc. *	5,663	175,723
New York Community Bancorp, Inc.	31,398	331,249
NMI Holdings, Inc. *	8,926	202,174
Northfield Bancorp, Inc.	8,395	103,510
Northwest Bancshares, Inc.	18,353	233,817
Ocwen Financial Corp. *	984	28,447
PennyMac Financial Services, Inc.	1,561	102,433
Premier Financial Corp.	6,413	147,499
Provident Financial Holdings, Inc.	1,124	17,658
Provident Financial Services, Inc.	11,488	206,324
Radian Group, Inc.	8,095	163,924
Riverview Bancorp, Inc.	5,418	28,499
Southern Missouri Bancorp, Inc.	686	20,882
Territorial Bancorp, Inc.	1,557	37,415
Timberland Bancorp, Inc.	2,163	52,474

The accompanying notes are an integral part of these financial statements.

27

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
Trustco Bank Corp. NY	14,183	$94,601
Walker & Dunlop, Inc.	6,152	566,107
Washington Federal, Inc.	12,664	325,971
Waterstone Financial, Inc.	2,966	55,820
Western New England Bancorp, Inc.	6,806	46,893
WSFS Financial Corp.	7,683	344,813
		5,631,869
Tobacco — 0.1%
Turning Point Brands, Inc.	1,280	57,037
Universal Corp.	3,185	154,823
Vector Group Ltd.	30,775	358,528
		570,388
Trading Companies & Distributors — 1.6%
Air Lease Corp.	5,997	266,387
Applied Industrial Technologies, Inc.	5,521	430,583
Beacon Roofing Supply, Inc. *	12,878	517,567
BMC Stock Holdings, Inc. *	13,203	708,737
Boise Cascade Co.	7,721	369,064
CAI International, Inc.	3,151	98,437
DXP Enterprises, Inc. *	2,967	65,956
GATX Corp.	6,153	511,807
GMS, Inc. *	2,900	88,392
H&E Equipment Services, Inc.	5,490	163,657
Herc Holdings, Inc. *	5,162	342,808
Huttig Building Products, Inc. *	1,858	6,819
Lawson Products, Inc. *	1,071	54,525
MRC Global, Inc. *	11,495	76,212
MSC Industrial Direct Co., Class A	936	78,989
NOW, Inc. *	13,653	98,029
Rush Enterprises, Inc.	8,757	362,715
SiteOne Landscape Supply, Inc. *	185	29,347
Systemax, Inc.	7,368	264,437
Textainer Group Holdings Ltd. *	6,922	132,764
Titan Machinery, Inc. *	4,710	92,080
Triton International Ltd.	13,664	662,841
United Rentals, Inc. *	698	161,873
Univar, Inc. *	1,143	21,728
Veritiv Corp. *	1,000	20,790
Watsco, Inc.	1,976	447,663
WESCO International, Inc. *	9,569	751,166
Willis Lease Finance Corp. *	900	27,414
		6,852,787
Water Utilities — 0.4%
American States Water Co.	7,273	578,276
Artesian Resources Corp.	1,783	66,114
California Water Service Group	9,992	539,868
Consolidated Water Co., Ltd.	1,751	21,100
Middlesex Water Co.	3,305	239,513
Pure Cycle Corp. *	1,000	11,230
SJW Corp.	4,079	282,919
York Water Co.	2,247	104,710
		1,843,730
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc. *	9,496	120,789
Shenandoah Telecommunications Co.	9,536	412,432
Spok Holdings, Inc.	3,861	42,973
Telephone & Data Systems, Inc.	18,553	344,529
United States Cellular Corp. *	2,957	90,751
		1,011,474
TOTAL COMMON STOCKS (Identified Cost $243,240,146)		415,039,484
PREFERRED STOCKS — 0.1%
Internet & Catalog Retail — 0.0%
Qurate Retail, Inc. 8.000%	374	37,026
Media — 0.0%
Liberty Broadband Corp. 7.000% *	1,225	34,876
Trading Companies & Distributors — 0.1%
WESCO International, Inc., (5-Yr. CMT + 10.325%), 10.625 *‡	4,390	137,187
TOTAL PREFERRED STOCKS (Identified Cost $168,077)		209,089
RIGHTS AND WARRANTS — 0.0%
Capital Markets — 0.0%
Newsstar Financial, Inc. CVR §¶*~	13,144	1,002
Media — 0.0%
Media General, Inc. CVR §¶*~	3,965	279
Pharmaceuticals — 0.0%
Elanco Animal Health, Inc. CVR §¶*	16,344	—
FRD Acquisition Co. CVR ¶*§	656	—
		—
TOTAL RIGHTS AND WARRANTS (Identified Cost $412)		1,281
SHORT-TERM INVESTMENTS — 0.6%
Collateral For Securities On Loan — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.080%	2,386,551	2,386,551
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,386,551)		2,386,551
Total Investments — 100.5% (Identified Cost $245,795,186)		417,636,405
Liabilities, Less Cash and Other Assets — (0.5%)		(1,927,165)
Net Assets — 100.0%		$415,709,240

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2020, the fair value of the securities on loan was $13,964,575.
∆	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
‡	Floating rate or variable rate note. Rate shown is as of December 31, 2020.
¶	Contingent value rights based on future performance.
~	Bankrupt/delisted security

Key to abbreviations:

CVR — Contingent Value Rights

CMT — Constant Maturity Treasury

The accompanying notes are an integral part of these financial statements.

28

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.1%
Australia — 5.6%
AMP Ltd.	276,963	$333,098
Australia & New Zealand Banking Group Ltd.	330,306	5,780,542
BlueScope Steel Ltd.	175,538	2,365,586
Boral Ltd.	186,148	710,378
Challenger Ltd.	21,253	105,519
Crown Resorts Ltd.	25,077	186,178
Downer EDI Ltd.	33,146	136,202
Fortescue Metals Group Ltd.	11,985	216,489
Harvey Norman Holdings Ltd. @	136,089	492,065
Incitec Pivot Ltd. *	234,863	412,834
Lendlease Group	43,821	442,568
National Australia Bank Ltd.	383,855	6,688,086
Newcrest Mining Ltd.	26,074	518,223
Oil Search Ltd.	204,804	585,785
Origin Energy Ltd.	168,307	617,640
QBE Insurance Group Ltd.	29,598	194,642
Qube Holdings Ltd.	59,413	134,665
Santos Ltd.	319,417	1,544,016
South32 Ltd.	789,710	1,503,803
Suncorp Group Ltd.	202,878	1,523,422
TABCORP Holdings Ltd.	226,955	682,387
Westpac Banking Corp.	474,678	7,088,510
Woodside Petroleum Ltd.	123,874	2,171,685
WorleyParsons Ltd.	30,039	266,092
		34,700,415
Austria — 0.0%
Erste Group Bank AG *	5,081	154,808

Belgium — 1.1%
Ageas	28,366	1,510,192
KBC Groep NV *	31,034	2,171,639
Solvay SA	14,904	1,763,940
UCB SA	11,003	1,135,564
		6,581,335
Canada — 8.0%
Alamos Gold, Inc., Class A	19,905	174,169
Bank of Montreal	19,125	1,454,095
Bank of Montreal @	79,335	6,031,840
Bank of Nova Scotia (The) @	88,567	4,786,161
Bank of Nova Scotia (The) @	41,608	2,248,904
Barrick Gold Corp.	23,095	526,104
Canadian Imperial Bank of Commerce @	15,004	1,282,392
Canadian Imperial Bank of Commerce	44,533	3,803,620
Canadian Natural Resources Ltd.	237,398	5,709,422
Cenovus Energy, Inc.	3,357	20,276
Fairfax Financial Holdings Ltd.	3,173	1,081,472
First Quantum Minerals Ltd.	67,465	1,211,073
Great-West Lifeco, Inc.	15,030	358,363
Imperial Oil Ltd. @	33,555	638,552
Kinross Gold Corp.	173,331	1,271,829
Lundin Mining Corp.	146,222	1,298,066
Magna International, Inc.	74,744	5,291,875
Manulife Financial Corp.	161,124	2,871,230
Nutrien Ltd.	65,686	3,163,438
Nutrien Ltd.	1,100	52,922
Onex Corp. @	1,608	92,294
Ovintiv, Inc.	19,844	284,960
Ovintiv, Inc.	8,356	120,065
Pembina Pipeline Corp.	12,737	301,357
SNC-Lavalin Group, Inc. @	7,445	127,095
Suncor Energy, Inc. ¥	155,089	2,601,265
Suncor Energy, Inc.	31,230	524,039
Teck Resources Ltd., Class B	52,545	953,692
The Toronto-Dominion Bank	1,666	94,131
Toronto-Dominion Bank/The	3,785	213,550
Yamana Gold, Inc. @	73,800	421,398
		49,009,649
China — 0.0%
Wharf Holdings Ltd. (The)	31,000	83,374
Denmark — 2.9%
AP Moeller - Maersk A/S, Class A	207	429,806
AP Moeller - Maersk A/S, Class B @	212	473,071
Carlsberg A/S, Class B	15,445	2,472,254
Danske Bank A/S *	41,578	686,893
DSV A/S	17,724	2,967,382
Genmab A/S *	4,088	1,652,673
GN Store Nord A/S	1,709	136,666
H Lundbeck A/S	7,078	242,579
Novozymes A/S, B Shares	15,777	905,072
Pandora A/S	771	86,181
Rockwool International A/S, B Shares	1,147	428,873
Tryg A/S	7,068	222,862
Vestas Wind Systems A/S	27,058	6,393,210
William Demant Holding A/S *	11,349	448,193
		17,545,715
Finland — 1.0%
Fortum Oyj	50,706	1,220,316
Nokia Oyj, ADR @*	291,727	1,140,653
Nordea Bank Abp *	259,177	2,112,513
Stora Enso Oyj, R Shares	75,760	1,447,979
UPM-Kymmene Oyj	12,508	465,594
		6,387,055
France — 10.8%
Amundi SA *±	3,901	318,346
Arkema SA	15,142	1,729,584
Atos SE *	12,284	1,122,205
AXA SA	161,385	3,846,908
BNP Paribas SA *	92,085	4,849,125
Bollore SA	138,791	573,432
Bouygues SA	55,128	2,266,231
Capgemini SE	7,262	1,124,922
Carrefour SA	128,110	2,195,773
Cie de Saint-Gobain *	101,314	4,641,385
Cie Generale des Etablissements Michelin	38,971	4,996,557
CNP Assurances *	26,215	422,097
Credit Agricole SA *	58,593	738,707
Eiffage SA *	5,767	556,857
Electricite de France SA *	85,557	1,347,795
Engie SA *	153,978	2,355,103
EssilorLuxottica SA *	5,018	781,912
Iliad SA	537	110,278
Natixis SA *	75,173	256,128
Orange SA	322,578	3,835,950
Peugeot SA *@	170,171	4,650,486
Publicis Groupe SA	26,839	1,336,433
Renault SA *	29,046	1,268,909
Sanofi	10,237	984,225
Societe Generale SA *	88,773	1,846,028
Total SA	387,084	16,692,706
Valeo SA	24,139	951,918
Vivendi SA	14,883	479,636
		66,279,636
Germany — 8.1%
Allianz SE	28,273	6,932,121
BASF SE	59,792	4,727,466
Bayer AG	34,516	2,030,527

The accompanying notes are an integral part of these financial statements.

29

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Germany (Continued)
Bayerische Motoren Werke AG	62,360	$5,502,633
Commerzbank AG *	53,244	342,530
Continental AG	13,917	2,061,457
Covestro AG ±	5,523	340,597
Daimler AG	167,003	11,790,271
Deutsche Bank AG *	46,122	504,231
Deutsche Bank AG *	153,778	1,676,180
Evonik Industries AG	18,004	586,816
Fresenius SE & Co. KGaA	36,273	1,676,801
Hapag-Lloyd AG ±	3,372	378,573
HeidelbergCement AG	25,898	1,936,896
Muenchener Rueckversicherungs AG	12,421	3,684,275
RWE AG	38,292	1,617,165
Talanx AG *	13,218	512,853
Telefonica Deutschland Holding AG	207,880	572,672
Uniper SE	34,786	1,200,096
Volkswagen AG	6,709	1,394,148
		49,468,308
Hong Kong — 2.0%
Bank of East Asia Ltd. (The)	36,400	77,754
BOC Aviation Ltd. ±	47,800	413,108
BOC Hong Kong Holdings Ltd.	18,500	56,079
Cathay Pacific Airways Ltd. @*	286,363	264,848
CK Asset Holdings Ltd.	305,000	1,565,828
CK Hutchison Holdings Ltd.	336,624	2,349,110
CK Infrastructure Holdings Ltd.	5,000	26,862
Hang Lung Properties Ltd.	239,000	630,452
Henderson Land Development Co., Ltd.	133,684	521,634
MTR Corp. Ltd.	126,669	708,305
New World Development Co. Ltd.	231,859	1,079,673
Sino Land Co., Ltd. @	417,674	544,152
SJM Holdings Ltd.	61,000	68,220
Sun Hung Kai Properties Ltd.	185,677	2,395,075
Swire Pacific Ltd., Series A	29,500	163,626
Swire Pacific Ltd., Series B	127,500	119,236
Tsim Sha Tsui Properties	14,907	46,149
WH Group Ltd. ±	1,079,000	904,682
Xinyi Glass Holdings Ltd.	106,000	296,023
		12,230,816
Ireland — 0.7%
CRH plc, ADR @	47,484	2,021,869
Flutter Entertainment plc *	3,025	625,054
Paddy Power Betfair plc *	7,007	1,428,681
		4,075,604
Israel — 0.3%
Bank Leumi Le-Israel	81,999	482,279
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Series A	172,804	664,664
Teva Pharmaceutical Industries Ltd., ADR *	47,500	458,375
		1,605,320
Italy — 1.8%
Eni SpA	115,191	1,202,901
Fiat Chrysler Automobiles NV *	202,005	3,617,786
Fiat Chrysler Automobiles NV @*	52,894	956,853
Intesa Sanpaolo SpA *	988,903	2,310,600
Mediobanca SpA	39,607	364,830
Telecom Italia SpA	2,860,918	1,319,028
UniCredit SpA *	163,283	1,525,582
		11,297,580
Japan — 22.1%
AEON Financial Service Co. Ltd.	5,400	64,640
AGC, Inc.	48,500	1,690,959
Air Water, Inc.	4,900	87,033
Aisin Seiki Co., Ltd.	22,500	674,423
Alfresa Holdings Corp.	7,700	140,868
Alps Alpine Co. Ltd.	27,500	361,677
Amada Holdings Co., Ltd.	37,100	407,092
Aozora Bank Ltd. @	14,700	270,923
Asahi Kasei Corp.	53,400	545,352
Bank of Kyoto Ltd. (The)	8,000	416,057
Bridgestone Corp. @	35,400	1,160,172
Brother Industries Ltd.	14,700	302,670
Canon Marketing Japan, Inc. @	12,000	273,575
Canon, Inc. @	42,600	816,065
Chiba Bank Ltd. (The)	79,000	434,575
Chugoku Bank Ltd. (The)	19,700	157,783
Coca-Cola West Co., Ltd. @	13,975	217,769
Concordia Financial Group Ltd.	111,200	390,931
Credit Saison Co., Ltd.	23,900	274,518
Dai Nippon Printing Co., Ltd.	30,000	538,957
Dai-ichi Life Holdings, Inc. (The)	72,700	1,092,736
Daicel Corp.	52,000	379,217
Daio Paper Corp.	12,400	240,662
Daiwa House Industry Co., Ltd.	7,100	210,686
Daiwa Securities Group, Inc.	214,000	974,093
Denka Co., Ltd.	16,200	632,279
Denso Corp.	29,400	1,746,546
Dentsu, Inc. @	24,200	718,348
DIC Corp. @	16,000	403,506
Dowa Holdings Co., Ltd.	9,600	347,257
Ebara Corp.	16,800	548,312
FUJIFILM Holdings Corp.	11,600	610,923
Fukuoka Financial Group, Inc.	18,000	319,539
Fukuyama Transporting Co., Ltd.	4,300	180,945
Fuyo General Lease Co., Ltd.	800	52,840
Hachijuni Bank Ltd. (The)	48,000	159,450
Hankyu Hanshin Holdings, Inc.	42,700	1,418,440
Haseko Corp.	22,300	255,493
Hino Motors Ltd.	25,900	220,484
Hitachi Capital Corp.	9,900	238,835
Hitachi Ltd.	91,800	3,614,033
Honda Motor Co., Ltd.	248,100	6,914,026
Idemitsu Kosan Co., Ltd.	27,500	604,571
IHI Corp.	7,700	152,650
Iida Group Holdings Co., Ltd.	36,900	744,754
Inpex Corp.	144,500	778,093
Isuzu Motors Ltd.	67,000	635,901
ITOCHU Corp.	65,200	1,871,607
Itoham Yonekyu Holdings, Inc.	22,300	145,348
Iyo Bank Ltd. (The)	19,600	122,814
J. Front Retailing Co., Ltd.	51,400	405,704
Japan Post Holdings Co., Ltd. *	71,600	556,685
JFE Holdings, Inc. *	75,700	724,339
JGC Corp.	16,300	152,179
JTEKT Corp.	43,200	335,124
JX Holdings, Inc.	349,100	1,252,304
K’s Holdings Corp.	32,000	445,034

The accompanying notes are an integral part of these financial statements.

30

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Kajima Corp.	54,000	$722,754
Kamigumi Co., Ltd.	15,700	286,312
Kaneka Corp.	16,000	559,392
Kawasaki Heavy Industries Ltd. *	32,800	738,242
Komatsu Ltd.	66,800	1,822,759
Kuraray Co., Ltd. @	76,400	811,688
Kurita Water Industries Ltd.	3,100	118,440
Kyushu Financial Group, Inc.	44,870	183,817
Lintec Corp.	4,200	92,660
LIXIL Group Corp.	45,500	984,427
Mabuchi Motor Co., Ltd.	5,100	222,018
Marubeni Corp.	203,100	1,349,542
Mazda Motor Corp.	59,800	400,771
Mebuki Financial Group, Inc.	83,070	163,316
Medipal Holdings Corp.	25,300	474,857
Mitsubishi Chemical Holdings Corp.	185,800	1,123,203
Mitsubishi Corp.	121,400	2,987,530
Mitsubishi Gas Chemical Co., Inc.	36,300	832,838
Mitsubishi Heavy Industries Ltd.	42,400	1,295,961
Mitsubishi Logistics Corp.	2,500	74,815
Mitsubishi Materials Corp.	21,600	453,944
Mitsubishi Motors Corp. *	81,500	171,280
Mitsubishi UFJ Financial Group, Inc.	206,400	911,714
Mitsubishi UFJ Financial Group, Inc., ADR @	584,899	2,591,103
Mitsubishi UFJ Lease & Finance Co., Ltd.	110,200	528,294
Mitsui Chemicals, Inc.	47,200	1,382,790
Mitsui Fudosan Co., Ltd.	43,800	915,620
Mitsui OSK Lines Ltd.	19,100	582,684
Mizuho Financial Group, Inc.	116,640	1,476,992
MS&AD Insurance Group Holdings, Inc.	35,828	1,089,882
Nagase & Co., Ltd.	10,200	148,770
NEC Corp.	23,800	1,276,955
NGK Insulators Ltd.	22,300	343,825
NGK Spark Plug Co., Ltd.	10,600	180,987
NH Foods Ltd.	15,533	682,968
Nikon Corp.	26,900	169,599
Nippo Corp.	11,000	300,954
Nippon Electric Glass Co., Ltd. @	11,500	251,261
Nippon Express Co., Ltd.	21,600	1,449,693
Nippon Shokubai Co., Ltd.	4,600	257,498
Nippon Steel Sumitomo Metal Corp. *	66,227	851,770
Nippon Yusen KK	32,300	751,388
Nipro Corp.	14,600	171,657
Nissan Motor Co., Ltd. *	310,600	1,684,529
Nitto Denko Corp.	1,300	116,207
NOK Corp.	19,900	213,734
Nomura Holdings, Inc.	175,700	927,379
Nomura Real Estate Holdings, Inc.	23,700	524,014
NSK Ltd.	59,600	517,182
Obayashi Corp.	113,200	975,720
Oji Holdings Corp.	226,000	1,284,800
Panasonic Corp.	138,000	1,591,100
Rengo Co., Ltd.	35,400	296,214
Resona Holdings, Inc.	246,400	860,032
Rohm Co., Ltd.	9,500	919,132
Sawai Pharmaceutical Co., Ltd.	3,200	145,039
Seiko Epson Corp.	8,700	128,998
Seino Holdings Co., Ltd.	20,400	287,463
Sekisui Chemical Co., Ltd.	16,000	302,784
Sekisui House Ltd.	81,800	1,663,648
Seven & i Holdings Co., Ltd.	43,000	1,523,771
Shimizu Corp.	68,400	496,828
Shinsei Bank Ltd.	18,500	227,723
Shizuoka Bank Ltd. (The)	58,000	424,657
Showa Denko KK @	14,000	297,884
SoftBank Group Corp.	18,400	1,435,932
Sojitz Corp.	179,100	398,944
Sompo Holdings, Inc.	37,143	1,501,116
Subaru Corp.	39,300	785,010
Sumitomo Chemical Co., Ltd.	471,000	1,893,032
Sumitomo Corp.	93,400	1,235,172
Sumitomo Electric Industries Ltd.	181,800	2,405,982
Sumitomo Forestry Co., Ltd.	33,800	705,101
Sumitomo Heavy Industries Ltd.	26,000	641,092
Sumitomo Metal Mining Co., Ltd.	31,000	1,374,742
Sumitomo Mitsui Financial Group, Inc.	87,900	2,713,914
Sumitomo Mitsui Trust Holdings, Inc.	24,900	766,135
Sumitomo Realty & Development Co., Ltd.	17,600	542,207
Sumitomo Rubber Industries Ltd. @	42,800	367,668
Suzuken Co., Ltd.	1,100	39,737
Suzuki Motor Corp.	19,500	903,094
T&D Holdings, Inc.	88,400	1,041,914
Taiheiyo Cement Corp.	25,000	624,425
Takeda Pharmaceutical Co. Ltd.	28,573	1,039,094
TDK Corp.	4,000	602,005
Teijin Ltd.	53,199	999,526
THK Co., Ltd.	8,300	267,677
Toda Corp.	28,000	185,211
Tokai Carbon Co. Ltd. @	21,300	266,108
Tokio Marine Holdings, Inc.	26,100	1,341,715
Tokyo Tatemono Co., Ltd. @	37,600	515,268
Tokyu Fudosan Holdings Corp.	132,300	704,712
Toray Industries, Inc.	166,100	982,718
Tosoh Corp.	58,300	907,912
Toyo Seikan Group Holdings Ltd.	30,500	332,899
Toyoda Gosei Co., Ltd.	15,300	443,790
Toyota Motor Corp.	131,890	10,163,660
Toyota Motor Corp., ADR @	40,897	6,321,449
Toyota Tsusho Corp.	46,800	1,887,773
Ube Industries Ltd.	24,700	447,808
Yamada Denki Co., Ltd.	93,100	494,105
Yamaha Motor Co., Ltd.	37,200	758,015
Yokohama Rubber Co., Ltd. (The) @	27,600	410,037
Zeon Corp.	28,500	408,227
		135,882,530
Netherlands — 4.5%
ABN AMRO Group NV *±	42,957	420,877
Aegon NV	114,981	454,409
Akzo Nobel NV	2,244	240,858
ArcelorMittal @*	53,718	1,230,142
ArcelorMittal *=	1,708	39,395
Coca-Cola European Partners PLC	9,243	445,458
Heineken NV	18,388	2,049,139
ING Groep NV *	333,515	3,113,238
Koninklijke Ahold Delhaize NV	237,160	6,695,580
Koninklijke DSM NV	38,541	6,629,373
Koninklijke KPN NV	54,934	166,903
Koninklijke Philips NV *	32,464	1,736,299
Koninklijke Philips NV *	22,888	1,239,843
Koninklijke Vopak NV	10,435	548,033
NN Group NV	31,342	1,360,407
Randstad Holding NV *	16,773	1,090,927
		27,460,881

The accompanying notes are an integral part of these financial statements.

31

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
New Zealand — 0.2%
Auckland International Airport Ltd. *	143,857	$784,569
EBOS Group Ltd.	14,665	302,827
Fletcher Building Ltd. *	41,268	175,184
Ryman Healthcare Ltd.	16,629	181,742
		1,444,322
Norway — 0.9%
DNB ASA *	118,702	2,325,794
Norsk Hydro ASA	156,773	728,807
SpareBank 1 SR-Bank ASA *	25,719	272,960
Statoil ASA	43,535	735,971
Storebrand ASA *	56,200	420,799
Subsea 7 SA *	28,831	295,363
Yara International ASA	14,514	602,616
		5,382,310
Portugal — 0.1%
Banco Espirito Santo SA *§	414,564	—
EDP Renovaveis SA	32,371	901,650
		901,650
Singapore — 1.0%
CapitaLand Ltd.	430,800	1,069,177
City Developments Ltd.	103,600	624,767
Frasers Centrepoint Ltd.	23,300	21,861
Hongkong Land Holdings Ltd.	101,200	417,956
Jardine Cycle & Carriage Ltd.	3,000	44,378
Keppel Corp. Ltd.	379,500	1,544,878
Olam International Ltd.	82,000	94,930
Oversea-Chinese Banking Corp. Ltd.	85,469	650,589
Singapore Airlines Ltd. *	335,449	1,086,351
United Industrial Corp. Ltd.	16,343	28,689
UOL Group Ltd.	47,218	275,462
		5,859,038
Spain — 1.5%
Banco Bilbao Vizcaya Argentaria SA	530,653	2,615,779
Banco Bilbao Vizcaya Argentaria SA, ADR @	134,068	662,296
Banco Santander SA *	1,489,844	4,619,333
Banco Santander SA, ADR *	55,925	170,571
CaixaBank SA	63,253	162,351
Naturgy Energy Group SA	14,411	333,794
Repsol SA @	46,616	469,824
		9,033,948
Sweden — 3.1%
Annehem Fastigheter AB *	640	2,462
BillerudKorsnas AB	26,684	472,052
Boliden AB	68,429	2,423,576
Dometic Group AB *±	22,074	292,304
Getinge AB, B Shares	21,260	496,384
Holmen AB	11,612	555,506
Husqvarna AB, Class B	21,106	273,201
ICA Gruppen AB	15,599	779,040
Intrum AB @	2,484	65,454
Millicom International Cellular SA *	8,745	344,162
Peab AB *	3,201	34,879
SKF AB	68,707	1,782,060
SSAB AB, B Shares *	185,078	1,900,808
Svenska Cellulosa AB, Series A *	244	4,383
Svenska Cellulosa AB, Series B *	78,808	1,372,598
Svenska Handelsbanken AB, A Shares *	96,474	968,539
Svenska Handelsbanken AB, B Shares @*	1,918	21,493
Swedbank AB, A Shares *	62,395	1,092,952
Tele2 AB, B Shares	8,541	112,737
Telia Co. AB	343,398	1,417,400
Trelleborg AB *	39,848	883,886
Volvo AB, Series A *	21,144	502,156
Volvo AB, Series B *	134,294	3,163,277
		18,961,309
Switzerland — 9.8%
ABB Ltd.	144,630	4,036,832
Adecco Group SA	27,175	1,815,964
Alcon, Inc. *µ	31,115	2,068,007
Alcon, Inc. *	3,914	258,246
Baloise Holding AG	8,207	1,460,073
Banque Cantonale Vaudoise	1,730	188,184
Chocoladefabriken Lindt & Spruengli AG	1	99,853
Cie Financiere Richemont SA	45,799	4,142,758
Clariant AG	5,547	117,920
Credit Suisse Group AG	129,912	1,672,876
Helvetia Holding AG	2,160	227,882
Julius Baer Group Ltd.	38,000	2,189,088
LafargeHolcim Ltd. *	56,614	3,109,198
Lonza Group AG	2,611	1,677,552
Novartis AG	130,098	12,292,667
Novartis AG, ADR	16,505	1,558,567
Swatch Group AG (The) µ	8,119	428,831
Swatch Group AG (The) µ	1,834	500,295
Swiss Life Holding AG *	4,192	1,952,763
Swiss Prime Site AG	1,574	154,502
Swiss Re AG	27,273	2,567,414
Swisscom AG	4,128	2,224,634
UBS Group AG *	364,408	5,132,913
Vifor Pharma AG	3,119	489,711
Zurich Insurance Group AG	23,631	9,969,703
		60,336,433
United Kingdom — 12.6%
Anglo American PLC	134,948	4,474,209
Antofagasta PLC	11,948	235,362
Aviva PLC	745,467	3,315,176
Barclays PLC, ADR @*	347,640	2,777,644
Barratt Developments PLC *	122,053	1,118,281
BP PLC	350,960	1,222,882
BP PLC, ADR	347,274	7,126,062
British American Tobacco PLC	179,302	6,639,898
British American Tobacco PLC, ADR	2,004	75,130
BT Group PLC	555,985	1,005,510
Carnival PLC	7,715	144,222
DS Smith PLC *	96,352	493,578
Glencore PLC *	1,526,564	4,864,055
GVC Holdings PLC *	14,764	228,851
HSBC Holdings PLC, ADR @*	199,089	5,158,396
Investec PLC	80,559	206,338
J Sainsbury PLC	422,622	1,303,245
Kingfisher PLC *	420,977	1,556,656
Lloyds Banking Group PLC *	8,348,692	4,160,297
Lloyds Banking Group PLC, ADR @*	345,393	676,970
M&G PLC	240,858	651,995
Melrose Industries PLC *	351,390	855,577

The accompanying notes are an integral part of these financial statements.

32

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
United Kingdom (Continued)
Natwest Group PLC, ADR @*	162,939	$736,484
Ninety One PLC *	51,225	160,555
Pearson PLC @	17,918	166,718
Phoenix Group Holdings PLC	42,251	404,795
Royal Bank of Scotland Group PLC *	105,541	241,965
Royal Dutch Shell PLC, ADR, Class B	435,270	14,629,425
Standard Chartered PLC *	186,070	1,185,487
Standard Life Aberdeen PLC	140,358	539,926
Tesco PLC	28,781	91,074
Vodafone Group PLC	4,513,392	7,464,498
Whitbread PLC *	5,727	242,782
WM Morrison Supermarkets PLC	445,248	1,079,843
WPP PLC	166,889	1,825,767
WPP PLC, ADR @	8,470	458,058
		77,517,711

TOTAL COMMON STOCKS (Identified Cost $552,019,959)		602,199,747

PREFERRED STOCKS — 1.5%
Germany — 1.4%
Bayerische Motoren Werke AG, 4.520%	11,127	750,350
Porsche Automobil Holding SE, 3.960%	17,284	1,190,886
Volkswagen AG, 3.360%	35,751	6,656,976
		8,598,212
Italy — 0.1%
Telecom Italia SpA, 6.370%	711,381	368,307
TOTAL PREFERRED STOCKS (Identified Cost $10,696,107)		8,966,519
RIGHTS AND WARRANTS — 0.0%
Spain — 0.0%
Repsol SA *	46,616	15,985
Switzerland — 0.0%
Cie Financiere Richemont SA *	124,562	32,361
TOTAL RIGHTS AND WARRANTS (Identified Cost $16,457)		48,346
SHORT-TERM INVESTMENTS — 2.6%
Collateral For Securities On Loan — 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.080%	15,995,926	15,995,926
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $15,995,926)		15,995,926
Total Investments — 102.2% (Identified Cost $578,728,449)		627,210,538

Liabilities, Less Cash and Other Assets — (2.2%)		(13,246,476)
Net Assets — 100.0%		$613,964,062

†	See Note 1
@	A portion or all of the security was held on loan. As of December 31, 2020, the fair value of the securities on loan was $40,695,964.
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2020 amounted to $3,068,487 or 0.50% of the net assets of the Fund.
=	Traded on the France, Euronext Paris Exchange.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:

ADR — American Depository Receipt

The accompanying notes are an integral part of these financial statements.

33

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.2%
Belgium — 0.0%
Titan Cement International SA *	1,153	$19,354

Brazil — 4.3%
Banco Bradesco SA	35,883	167,180
Banco Bradesco SA, ADR	112,711	592,860
Banco do Brasil SA	54,444	406,690
Banco Santander Brasil SA	23,497	202,797
Cia Brasileira de Distribuicao	3,300	47,681
Cogna Educacao	134,331	119,740
Enauta Participacoes SA	13,118	29,927
Gerdau SA, ADR	82,832	386,825
Hypera SA	7,312	48,215
International Meal Co., Alimentacao SA *	16,347	13,250
Iochpe Maxion SA	12,197	36,397
JBS SA	53,851	245,296
JHSF Participacoes SA	20,831	31,321
Petroleo Brasileiro SA	345,653	1,919,851
Restoque Comercio e Confeccoes de Roupas SA *	1,622	1,546
Tupy SA *	9,747	39,350
Usinas Siderurgicas de Minas Gerais SA	9,100	27,488
Vale SA	264,489	4,452,960
		8,769,374
British Virgin Islands — 0.0%
C&D Property Management Group Co. Ltd. *	18,000	7,198

Chile — 0.6%
Besalco SA	22,668	11,645
CAP SA	1,549	20,810
Cencosud SA	141,787	252,443
Empresa Nacional de Telecomunicaciones SA	13,467	83,569
Empresas CMPC SA	54,329	142,991
Empresas COPEC SA	20,815	211,226
Enel Chile SA, ADR	10,993	42,763
Enersis Americas SA, ADR	13,036	107,156
Grupo Security SA	60,409	11,223
Inversiones Aguas Metropolitanas SA	40,036	33,227
Itau CorpBanca Chile SA	8,900,248	29,939
PAZ Corp. SA	9,073	7,279
Ripley Corp. SA	104,950	32,645
Salfacorp SA	43,600	25,037
Sigdo Koppers SA	27,803	31,305
SMU SA	147,411	22,200
Sociedad Matriz SAAM SA	550,961	43,503
Socovesa SA	38,881	10,835
SONDA SA	26,216	16,055
		1,135,851
China — 33.7%
361 Degrees International Ltd.	71,000	9,891
3SBio, Inc. *±	81,000	73,870
AAC Technologies Holdings, Inc. @	60,500	338,693
Agile Group Holdings Ltd.	131,091	174,507
Agricultural Bank of China Ltd., H Shares	1,888,000	691,642
Air China Ltd., Class H	182,000	143,206
Aluminum Corp. of China Ltd., H Shares *	290,000	102,497
Angang Steel Co., Ltd., H Shares @	142,999	58,288
Anhui Conch Cement Co., Ltd., H Sharess	117,500	735,848
Anton Oilfield Services Group *@	226,000	12,681
Asia Cement China Holdings Corp.	40,000	36,479
Atlas Corp. @	6,910	74,904
AviChina Industry & Technology Co., Ltd. H Shares	254,000	177,252
BAIC Motor Corp., Ltd., H Shares ±	145,000	53,680
Baidu, Inc. ADR *	16,549	3,578,556
Bank of China Ltd., H Shares	5,514,902	1,885,145
Bank of Chongqing Co., Ltd., H Shares	46,500	29,091
Bank of Communications Co., Ltd., H Shares	565,400	299,020
Bank of Ningbo Co. Ltd., Class A	15,000	81,058
Bank of Shanghai Co. Ltd., Class A	17,800	21,339
Baoshan Iron & Steel Co. Ltd., Class A	67,600	61,503
BBMG Corp., H Shares	184,000	35,602
Beijing Capital International Airport Co., Ltd., H Shares	190,000	158,569
Beijing Capital Land Ltd., H Shares	150,000	25,347
Beijing Energy International Holding Co. Ltd. *	310,000	12,396
Beijing Enterprises Holdings Ltd.	46,000	150,120
Beijing Enterprises Water Group Ltd.	448,000	180,299
Beijing North Star Co., Ltd., Class H	100,000	18,704
BOE Technology Group Co. Ltd., Class A	140,900	129,270
Bosideng International Holdings Ltd. @	270,000	137,569
Brilliance China Automotive Holdings Ltd.	178,000	162,101
BYD Electronic International Co., Ltd. @	61,500	322,079
C C Land Holdings Ltd.	106,500	23,629
C&D International Investment Group Ltd.	18,000	27,862
CAR, Inc. *@	44,000	21,227
Central China Real Estate Ltd.	56,000	26,005
CGN Meiya Power Holdings Co., Ltd. *@	152,000	23,920
Chaowei Power Holdings Ltd.	71,000	29,032
China Aircraft Leasing Group Holdings Ltd.	16,000	13,869
China Aoyuan Group Ltd.	103,000	100,177
China Beststudy Education Group	16,000	6,192
China BlueChemical Ltd., H Shares	192,000	30,463
China Cinda Asset Management Co., Ltd., Class H	561,000	106,375
China Citic Bank Corp., Ltd., H Shares	613,000	260,146
China Coal Energy Co., Ltd., H Shares	158,000	47,487
China Communication Services Corp., Ltd., H Shares	231,600	102,171
China Communications Construction Co., Ltd., H Shares	51,000	22,038
China Conch Venture Holdings Ltd.	80,500	391,470
China Construction Bank Corp., H Shares	6,700,810	5,091,006
China COSCO Holdings Co., Ltd., H Shares *	189,500	227,328
China Development Bank Financial Leasing Co., Ltd., H Shares ±	128,000	19,153
China Dongxiang Group Co., Ltd	218,000	22,777
China Eastern Airlines Corp. Ltd.	403	8,669
China Eastern Airlines Corp., Ltd., H Shares	142,000	61,361
China Education Group Holdings Ltd.	42,000	80,940
China Energy Engineering Corp., Ltd., H Shares	152,000	14,705
China Everbright Bank Co., Ltd., H Shares	241,000	91,706
China Everbright Greentech Ltd. @±	32,000	14,117
China Everbright Ltd.	88,000	117,826
China Evergrande Group @	200,000	384,395
China Foods Ltd.	46,000	15,071
China Galaxy Securities Co., Ltd., H Shares	176,000	110,334
China Gas Holdings Ltd.	211,800	841,468
China Grand Pharmaceutical and Healthcare Holdings Ltd.	68,000	60,347
China Harmony New Energy Auto Holding Ltd. @	62,000	29,511

The accompanying notes are an integral part of these financial statements.

34

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China High Speed Transmission Equipment Group Co., Ltd.	23,000	$22,548
China Hongqiao Group Ltd.	162,500	148,824
China Huarong Asset Management Co., Ltd. Class H ±	801,000	88,857
China Huiyuan Juice Group Ltd. *§	84,500	—
China International Capital Corp., Ltd., H Shares *±	84,000	227,541
China International Marine Containers Group Co., Ltd., Class H	49,640	72,355
China Jinmao Holdings Group Ltd.	440,000	202,620
China Kepei Education Group Ltd.	36,000	25,076
China Lesso Group Holdings Ltd.	100,000	156,596
China Life Insurance Co. Ltd., Class H	90,000	198,518
China Lilang Ltd.	31,000	21,153
China Literature Ltd. *@±	16,600	130,296
China Lumena New Materials Corp. *§	5,599	—
China Machinery Engineering Corp., Class H	57,000	15,073
China Maple Leaf Educational Systems Ltd. @	160,000	42,103
China Medical System Holdings Ltd.	86,000	96,068
China Mengniu Dairy Co. Ltd. *	131,000	790,821
China Merchants Bank Co., Ltd., H Shares	303,000	1,915,136
China Merchants Land Ltd.	118,000	17,352
China Merchants Port Holdings Co., Ltd.	142,891	174,917
China Merchants Securities Co. Ltd. H Shares ±	10,660	15,951
China Minsheng Banking Corp., Ltd., H Shares	425,380	242,527
China Mobile Ltd.	545,500	3,110,126
China Mobile Ltd. ADR	7,236	206,515
China Modern Dairy Holdings Ltd. *@	73,000	17,514
China Molybdenum Co., Ltd., H Shares	135,000	88,114
China National Building Material Co., Ltd., H Shares	440,850	529,990
China New Higher Education Group Ltd. ±	42,000	26,113
China Oil & Gas Group Ltd. *@	200,000	10,964
China Oilfield Services Ltd., H Shares	180,000	152,313
China Oriental Group Co., Ltd.	122,000	32,418
China Overseas Grand Oceans Group Ltd.	131,500	70,563
China Overseas Land & Investment Ltd.	414,000	900,366
China Pacific Insurance Group Co. Ltd. H Shares	203,200	795,506
China Petroleum & Chemical Corp., H Shares	2,074,400	928,502
China Pharmaceutical Group Ltd.	522,000	533,955
China Railway Construction Corp., Ltd., H Shares	44,500	24,338
China Railway Group Ltd., H Shares	326,000	143,815
China Railway Signal & Communication Corp. Ltd. H Shares ±	77,000	25,824
China Reinsurance Group Corp., H Shares	323,000	33,331
China Renaissance Holdings Ltd. ±*	5,700	11,661
China Resources Cement Holdings Ltd.	238,000	265,862
China Resources Gas Group Ltd.	64,000	340,537
China Resources Land Ltd.	372,000	1,535,515
China Resources Medical Holdings Co., Ltd.	71,500	61,424
China Resources Pharmaceutical Group Ltd. ±	134,500	69,050
China Sanjiang Fine Chemicals Co., Ltd.	44,000	13,735
China SCE Group Holdings Ltd.	170,000	70,171
China Shanshui Cement Group Ltd. *	53,000	12,511
China Shenhua Energy Co., Ltd., H Shares	358,000	674,213
China Shineway Pharmaceutical Group Ltd.	36,000	24,658
China South City Holdings Ltd.	308,000	45,689
China Southern Airlines Co., Ltd., H Shares *@	170,000	101,310
China State Construction International Holdings Ltd.	102,000	58,155
China Taiping Insurance Holdings Co., Ltd.	137,800	248,495
China Tianrui Group Cement Co., Ltd. *	11,000	9,790
China Tower Corp. Ltd. - Class H ±@	2,774,000	407,917
China Traditional Chinese Medicine Holdings Co., Ltd.	260,000	128,785
China Travel International Investment Hong Kong Ltd. *	180,000	24,612
China Unicom Hong Kong Ltd.	92,000	52,809
China Unicom Hong Kong Ltd., ADR @	57,485	326,515
China Vanke Co., Ltd., Class H	149,400	515,508
China Yongda Automobiles Services Holdings Ltd.	84,000	138,908
China ZhengTong Auto Services Holdings Ltd. *@	74,500	8,264
China Zhongwang Holdings Ltd. *@	154,000	29,002
Chinasoft International Ltd. *	216,000	241,008
Chongqing Changan Automobile Co. Ltd., Class A *	6,200	20,743
Chongqing Rural Commercial Bank Co., Ltd., H Shares	226,000	92,121
CIFI Holdings Group Co., Ltd.	285,364	241,839
CIMC Enric Holdings Ltd.	74,000	44,291
CITIC Ltd.	417,000	295,304
CITIC Securities Co., Ltd., Class H	64,000	144,305
Citychamp Watch & Jewellery Group Ltd. *	62,000	13,676
CNOOC Ltd.	1,867,000	1,729,139
Cogobuy Group *±	40,000	7,843
Concord New Energy Group Ltd.	420,000	25,463
Consun Pharmaceutical Group Ltd.	23,000	9,049
COSCO SHIPPING Development Co., Ltd., H Shares	324,200	52,692
COSCO SHIPPING Energy Transportation Co., Ltd., H Shares	86,000	33,834
COSCO SHIPPING Ports Ltd.	152,431	105,980
Country Garden Holdings Co., Ltd.	909,036	1,257,005
CP Pokphand Co., Ltd.	364,000	34,745
CPMC Holdings Ltd.	53,000	24,475
CT Environmental Group Ltd. *@§	98,000	—
Dali Foods Group Co. Ltd. ±	93,000	53,143
Daqin Railway Co. Ltd., Class A	41,600	41,092
Dexin China Holdings Co., Ltd. *	29,000	11,073
Digital China Holdings Ltd.	48,000	39,379
Dongfang Electric Corp. Ltd. H Shares	29,800	21,795
Dongfeng Motor Group Co., Ltd., H Shares	184,000	214,559
Dongyue Group Ltd.	82,000	65,050
Everbright Securities Co., Ltd., Class H ±@	16,000	14,323
Fantasia Holdings Group Co., Ltd. *	142,500	24,815
Far East Horizon Ltd.	200,000	206,128
FinVolution Group @	11,439	30,542

The accompanying notes are an integral part of these financial statements.

35

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Fosun International Ltd.	200,500	$315,009
Fu Shou Yuan International Group Ltd.	65,000	61,039
Fufeng Group Ltd.	153,000	57,234
Fuyao Glass Industry Group Co. Ltd. - Class H ±	29,200	160,455
GCL-Poly Energy Holdings Ltd. *@	1,105,000	175,319
Geely Automobile Holdings Ltd.	493,000	1,685,209
Gemdale Properties & Investment Corp., Ltd.	442,000	63,286
Genertec Universal Medical Group Co., Ltd. ±	75,500	56,388
GF Securities Co., Ltd., Class H	75,800	107,162
Glory Sun Financial Group Ltd. *@	356,000	15,154
Golden Eagle Retail Group Ltd.	15,000	13,621
GOME Retail Holdings Ltd. *@	438,000	52,543
Great Wall Motor Co., Ltd., H Shares	249,000	854,362
Greatview Aseptic Packaging Co. Ltd.	51,000	29,801
Greenland Hong Kong Holdings Ltd.	112,000	33,662
Greentown China Holdings Ltd. @	78,500	114,827
Guangzhou Automobile Group Co., Ltd., H Shares	188,000	209,038
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class H	8,000	19,627
Guangzhou R&F Properties Co., Ltd., H Shares	241,600	310,708
Guorui Properties Ltd.	63,000	6,257
Guotai Junan Securities Co., Ltd., H Shares ±	29,000	42,271
Haier Smart Home Co. Ltd., Class A	20,500	91,563
Haier Smart Home Co. Ltd., H Shares *	60,800	220,379
Hainan Meilan International Airport Co. Ltd., H Shares *	4,000	21,206
Haitian International Holdings Ltd.	44,000	152,107
Haitong Securities Co., Ltd., Class H	169,600	151,607
Harbin Electric Co., Ltd., H Shares *	54,000	15,463
HC Group, Inc. *@	70,500	10,094
Health & Happiness H&H International Holdings Ltd.	9,000	33,318
Hengan International Group Co. Ltd.	55,500	393,031
Hengdeli Holdings Ltd. *	184,000	7,595
Hi Sun Technology China Ltd. *	72,000	9,380
Hisense Home Appliances Group Co. Ltd. - Class H	18,000	27,723
Hopson Development Holdings Ltd.	58,000	147,835
Hua Hong Semiconductor Ltd. *@±	19,000	107,837
Huadong Medicine Co. Ltd., Ltd., Class A	3,621	14,706
Huatai Securities Co., Ltd., Class H ±	58,600	92,219
Huaxia Bank Co. Ltd., Class A	22,400	21,407
Huayu Automotive Systems Co. Ltd., Class A	8,500	37,458
Industrial & Commercial Bank of China Ltd., H Shares	4,650,000	3,017,046
Industrial Bank Co. Ltd.,, Class A	47,900	152,860
Jiangxi Copper Co., Ltd., H Shares	82,000	128,832
Jiayuan International Group Ltd.	99,695	39,480
JinkoSolar Holding Co., Ltd. ADR *@	4,223	261,277
JNBY Design Ltd.	16,500	19,155
Joy City Property Ltd.	226,000	13,847
JOYY, Inc.	4,334	346,633
Ju Teng International Holdings Ltd.	56,000	16,759
Kaisa Group Holdings Ltd.	270,000	133,390
Kingboard Chemical Holdings Ltd.	71,500	301,589
Kingboard Laminates Holdings Ltd.	103,000	168,202
Kingsoft Corp. Ltd.	33,000	212,836
Kunlun Energy Co., Ltd.	378,000	326,684
KWG Living Group Holdings Ltd. *	65,000	52,822
KWG Property Holding Ltd.	130,000	177,415
Lee & Man Paper Manufacturing Ltd.	122,000	99,930
Legend Holdings Corp., H Shares ±@	38,400	50,424
Lenovo Group Ltd.	632,000	596,746
LexinFintech Holdings Ltd. ADR *@	6,213	41,627
Livzon Pharmaceutical Group, Inc., H Shares	8,100	31,397
Logan Group Co., Ltd.	96,000	157,266
Longfor Properties Co., Ltd. ±	139,000	814,014
Lonking Holdings Ltd.	158,000	48,914
Luye Pharma Group Ltd. @±	161,500	75,204
LVGEM China Real Estate Investment Co. Ltd.	12,000	3,607
Maanshan Iron & Steel Co., Ltd., H Shares	38,000	10,490
Maoyan Entertainment *@±	6,200	9,789
Metallurgical Corp., of China Ltd., H Shares	225,000	39,762
Mingfa Group International Co., Ltd. *§	91,000	—
Minth Group Ltd.	60,000	316,545
MMG Ltd. *	192,000	83,463
Momo, Inc. ADR	12,916	180,307
NARI Technology Co. Ltd., Class A	6,600	26,815
NetDragon Websoft Holdings Ltd.	15,000	33,628
New China Life Insurance Co. Ltd. H Shares	35,300	137,740
New Hope Liuhe Co. Ltd., Class A	11,615	39,783
Nexteer Automotive Group Ltd. @	69,000	74,140
Nine Dragons Paper Holdings Ltd.	173,000	245,471
OneSmart International Education Group Ltd. ADR *@	3,300	12,540
Orient Securities Co., Ltd., Class H ±	52,400	36,905
PAX Global Technology Ltd.	52,000	46,148
People’s Insurance Co., Group of China Ltd. (The), H Shares	305,000	96,782
PetroChina Co., Ltd., H Shares	2,160,000	668,692
PICC Property & Casualty Co., Ltd., H Shares	494,000	374,047
Ping An Bank Co. Ltd., Class A	44,700	132,190
Poly Property Group Co., Ltd.	186,000	54,463
Postal Savings Bank of China Co., Ltd., Class H ±	660,000	372,889
Pou Sheng International Holdings Ltd. *	155,000	36,788
Powerlong Real Estate Holdings Ltd.	143,000	98,685
Q Technology Group Co. Ltd. @	18,000	30,509
Qingling Motors Co., Ltd.,Class H	84,000	16,686
Qudian, Inc. *@	3,805	5,251
Red Star Macalline Group Corp., Ltd., H Shares ±	35,700	21,690
Redco Properties Group Ltd. @±	50,000	18,704
Redsun Properties Group Ltd.	49,000	17,066
RISE Education Cayman Ltd. ADR *@	3,702	22,656
Ronshine China Holdings Ltd. *@	43,500	30,412
SAIC Motor Corp. Ltd., Class A	11,300	42,229
Sany Heavy Equipment International Holdings Co. Ltd.	83,000	62,096
Seazen Group Ltd. *	180,000	149,759
Shaanxi Coal Industry Co. Ltd., Class A	35,637	50,896
Shandong Chenming Paper Holdings Ltd., H Shares	35,250	16,960
Shandong Gold Mining Co. Ltd., H Shares ±	22,250	51,374
Shandong Linglong Tyre Co. Ltd., Class A	4,400	23,662
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	172,000	388,708

The accompanying notes are an integral part of these financial statements.

36

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Shanghai Electric Group Co., Ltd., H Shares *	166,000	$50,962
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	19,500	93,193
Shanghai Industrial Holdings Ltd.	45,000	61,529
Shanghai Industrial Urban Development Group Ltd.	274,000	28,982
Shanghai Jin Jiang International Hotels Group Co., Ltd., H Shares	148,000	22,718
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	63,600	112,065
Shanghai Pudong Development Bank Co. Ltd., Class A	46,100	68,236
Shenwan Hongyuan Group Co. Ltd., H Shares ±	43,200	12,371
Shenzhen International Holdings Ltd.	99,337	160,427
Shenzhen Investment Ltd.	323,060	110,847
Shenzhen Overseas Chinese Town Co. Ltd., Class A	24,200	26,236
Shimao Property Holdings Ltd.	131,000	417,378
Shoucheng Holdings Ltd.	134,400	38,140
Shougang Fushan Resources Group Ltd.	131,790	30,940
Shui On Land Ltd. @	280,000	39,007
Sihuan Pharmaceutical Holdings Group Ltd.	328,000	34,694
SINA Corp. *	6,470	274,199
Sino Biopharmaceutical Ltd.	625,000	604,648
Sino-Ocean Land Holdings Ltd.	293,712	58,724
Sinofert Holdings Ltd. *	244,000	23,920
Sinopec Engineering Group Co., Ltd., H Shares	111,000	47,822
Sinopec Kantons Holdings Ltd.	90,000	31,345
Sinopec Shanghai Petrochemical Co., Ltd., Class H	248,000	52,783
Sinopharm Group Co. Ltd. H Shares	140,400	341,562
Sinotrans Ltd., H Shares	145,000	52,745
Sinotruk Hong Kong Ltd.	67,000	171,120
Skyfame Realty Holdings Ltd.	22,000	2,809
Skyworth Digital Holdings Ltd. *@	76,114	21,207
SOHO China Ltd. *	153,500	45,738
SSY Group Ltd.	80,000	45,405
Sunac China Holdings Ltd.	234,000	864,772
Sunac Services Holdings Ltd. *±	7,528	16,663
Suning.com Co. Ltd., Class A	18,100	21,339
TCL Electronics Holdings Ltd.	54,667	40,970
Tencent Music Entertainment Group, ADR *	12,638	243,155
Texhong Textile Group Ltd.	18,000	15,440
Tiangong International Co., Ltd.	76,000	33,920
Tianjin Port Development Holdings Ltd.	180,000	14,628
Tianli Education International Holdings Ltd. *@	13,000	13,683
Tianneng Power International Ltd. @	74,000	178,498
Tingyi Cayman Islands Holding Corp.	154,000	263,008
Tomson Group Ltd.	24,000	5,975
Tong Ren Tang Technologies Co. Ltd. - Class H	41,000	25,650
Tongcheng-Elong Holdings Ltd. *	37,600	72,751
Tongda Group Holdings Ltd.	340,000	24,999
TravelSky Technology Ltd., H Shares	44,000	106,134
Trip.com Group Ltd. ADR *	33,372	1,125,638
Truly International Holdings Ltd. *	120,000	14,860
Uni-President China Holdings Ltd.	60,000	61,065
United Energy Group Ltd. @*	310,000	61,181
Untrade Hua Han Health §	504,000	—
Vinda International Holdings Ltd.	22,000	60,020
Vipshop Holdings Ltd. ADR *	25,660	721,303
Want Want China Holdings Ltd.	349,000	252,551
Wasion Holdings Ltd.	48,000	14,117
Weibo Corp., ADR *@	4,404	180,520
Weichai Power Co., Ltd., H Shares	141,000	283,002
Wens Foodstuffs Group Co. Ltd., Class A	27,400	76,379
West China Cement Ltd.	198,000	29,371
Wisdom Education International Holdings Co., Ltd.	18,000	8,777
Xiamen International Port Co., Ltd., Class H	94,000	13,823
Xingda International Holdings Ltd.	88,123	25,690
Xinhua Winshare Publishing and Media Co., Ltd. - Class H	36,000	22,197
Xinjiang Goldwind Science & Technology Co., Ltd., H Shares @	47,800	96,063
Xinyuan Real Estate Co. Ltd., ADR	4,102	9,024
Xtep International Holdings Ltd.	97,578	48,711
Yanzhou Coal Mining Co., Ltd., H Shares	186,000	148,753
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares @±	25,600	29,158
Yiren Digital Ltd., ADR *@	6,796	22,699
Yonghui Superstores Co. Ltd., Class A	19,500	21,409
Yuexiu Property Co., Ltd.	675,033	135,835
Yunda Holding Co. Ltd., Class A	5,500	13,204
Yuzhou Properties Co., Ltd.	180,216	65,090
Zhaojin Mining Industry Co., Ltd. - Class H	120,000	142,871
Zhejiang Chint Electrics Co. Ltd., Class A	3,800	22,754
Zhejiang Dahua Technology Co. Ltd., Class A	7,500	22,810
Zhejiang NHU Co. Ltd. Class A	2,400	12,360
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	10,200	13,868
Zhenro Properties Group Ltd.	93,000	56,022
Zhong An Group Ltd.	89,000	3,616
Zhongsheng Group Holdings Ltd.	1,500	10,690
Zhou Hei Ya International Holdings Co. Ltd. *@±	37,500	39,858
Zhuzhou CRRC Times Electric Co., Ltd., Class H	43,800	190,964
Zijin Mining Group Co. Ltd. - Class H	516,000	584,393
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	85,800	102,927
ZTE Corp., H Shares @	55,800	140,356
ZTO Express Cayman, Inc., ADR	14,986	436,992
		68,545,923
Colombia — 0.2%
Cementos Argos SA	31,937	57,787
CEMEX Latam Holdings SA *	13,000	17,630
Corp. Financiera Colombiana SA *	1,281	12,152
Grupo Argos SA	29,921	121,769
Grupo de Inversiones Suramericana SA	22,033	163,078
		372,416
Czech Republic — 0.1%
CEZ, AS	9,239	221,538

The accompanying notes are an integral part of these financial statements.

37

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Greece — 0.3%
Alpha Bank AE *	81,255	$94,719
Bank of Greece	859	16,580
Ellaktor SA *	3,635	7,660
Eurobank Ergasias Services and Holdings SA *	125,060	88,398
Hellenic Petroleum SA	3,804	25,095
Mytilineos Holdings SA	8,664	125,954
National Bank of Greece SA *	43,869	121,173
Piraeus Bank SA *	30,732	48,807
		528,386
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC *	48,906	360,804

India — 10.8%
ACC Ltd.	4,759	105,481
Adani Enterprises Ltd.	12,586	82,164
Adani Ports & Special Economic Zone Ltd.	15,271	100,476
Adani Transmissions Ltd. *	664	3,962
Aditya Birla Capital Ltd. *	44,000	51,065
Ambuja Cements Ltd.	41,841	142,357
Apollo Tyres Ltd.	31,532	76,837
Arvind Fashions Ltd. *	4,522	9,518
Arvind Ltd. *	13,452	8,607
Ashok Leyland Ltd.	76,389	100,103
Aurobindo Pharma Ltd.	25,561	321,841
Axis Bank Ltd. *	92,879	786,835
Axis Bank Ltd. GDR *	1,352	57,190
Bajaj Holdings & Investment Ltd.	3,496	147,558
Balrampur Chini Mills Ltd. *	14,783	34,748
Bank of Baroda *	66,538	55,913
Bharat Electronics Ltd.	74,073	122,209
Bharat Heavy Electricals Ltd. *	96,730	47,460
Bharti Airtel Ltd.	52,072	363,098
Birla Corp., Ltd.	3,237	31,897
Birlasoft Ltd. *	13,059	44,306
Brigade Enterprises Ltd.	1,061	3,616
Canara Bank *	19,961	35,241
Ceat Ltd.	3,536	52,362
Chambal Fertilizers and Chemicals Ltd.	14,403	44,697
Cholamandalam Financial Holdings Ltd.	2,985	21,936
Cipla Ltd.	32,099	359,748
City Union Bank Ltd.	13,518	33,421
Cochin Shipyard Ltd. ±	3,997	20,338
Container Corp. Of India Ltd.	7,508	40,927
Cyient Ltd.	7,451	52,415
Dalmia Bharat Ltd.	939	13,880
DCB Bank Ltd. *	19,962	32,784
DCM Shriram Ltd.	4,319	23,348
Dilip Buildcon Ltd. ±	2,860	15,353
Dishman Carbogen Amcis Ltd. *	5,292	10,067
DLF Ltd.	37,826	120,207
eClerx Services Ltd.	1,042	12,592
Edelweiss Financial Services Ltd. *	37,825	35,461
EID Parry India Ltd. *	7,288	34,212
Escorts Ltd.	6,126	106,423
Exide Industries Ltd.	21,360	55,923
Federal Bank Ltd. *	161,831	147,950
Finolex Cables Ltd.	3,726	17,420
Finolex Industries Ltd.	1,266	11,225
Firstsource Solutions Ltd.	20,730	28,924
Fortis Healthcare Ltd. *	23,296	49,291
GAIL India Ltd.	177,980	300,460
Gateway Distriparks Ltd.	6,284	10,535
General Insurance Corp. of India *±	7,543	14,329
Glenmark Pharmaceuticals Ltd.	12,966	87,404
Godfrey Phillips India Ltd.	794	10,584
Granules India Ltd.	17,305	83,603
Grasim Industries Ltd.	23,232	293,629
Great Eastern Shipping Co., Ltd. (The)	4,320	15,561
Gujarat Alkalies & Chemicals Ltd.	2,551	12,380
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,596	14,093
Gujarat Pipavav Port Ltd.	19,498	25,818
Gujarat State Petronet Ltd.	17,561	53,139
HFCL Ltd. *	69,784	24,545
Hindalco Industries Ltd.	170,691	558,789
ICICI Bank Ltd. *	15,316	111,934
ICICI Bank Ltd., ADR *	93,780	1,393,571
IDFC Bank Ltd. *	81,058	41,046
IDFC Ltd. *	78,818	40,020
IFCI Ltd. *	68,818	8,618
IIFL Holdings Ltd.	11,597	18,014
IIFL Securities Ltd.	25,376	16,670
IIFL Wealth Management Ltd.	3,625	49,976
India Cements Ltd. (The)	18,543	42,863
Indiabulls Housing Finance Ltd.	31,451	94,675
Indiabulls Ventures Ltd.	9,410	41,012
Indian Bank *	2,394	2,801
Inox Fluorochemicals Ltd. *	4,451	34,540
Jindal Saw Ltd.	14,261	14,814
Jindal Steel & Power Ltd. *	46,366	169,111
JK Cement Ltd.	1,001	26,028
JM Financial Ltd.	26,872	30,948
JSW Energy Ltd.	46,779	43,439
JSW Steel Ltd.	94,084	497,026
Jubilant Life Sciences Ltd.	9,690	111,664
Kalpataru Power Transmission Ltd.	5,415	23,752
Karnataka Bank Ltd. (The) *	28,407	22,471
Kaveri Seed Co., Ltd.	2,043	14,552
KEC International Ltd.	2,756	13,682
KPR Mill Ltd.	1,232	14,709
KRBL Ltd.	2,340	7,840
L&T Finance Holdings Ltd.	64,219	82,089
Larsen & Toubro Ltd.	9,327	164,431
Larsen & Toubro Ltd. GDR	16,815	292,917
Laurus Labs Ltd. ±	14,785	71,499
LIC Housing Finance Ltd.	20,180	99,757
Lupin Ltd.	22,898	306,456
Maharashtra Scooters Ltd.	198	10,284
Mahindra & Mahindra Financial Services Ltd. *	63,808	152,386
Mahindra & Mahindra Ltd.	65,830	649,628
Mahindra CIE Automotive Ltd. *	6,907	16,193
Mphasis Ltd.	8,568	180,583
MRF Ltd.	116	120,005
Muthoot Finance Ltd.	2,854	47,145
Natco Pharma Ltd.	2,129	28,001
National Aluminium Co., Ltd.	40,705	24,010
NCC Ltd.	30,074	23,728
Oberoi Realty Ltd. *	6,703	53,139
Persistent Systems Ltd.	4,699	97,495
Petronet LNG Ltd.	18,380	62,283
Piramal Enterprises Ltd.	5,591	108,924
PNB Housing Finance Ltd. *±	4,224	20,985
PNC Infratech Ltd.	4,201	10,177
Power Finance Corp. Ltd.	75,664	118,258
Prestige Estates Projects Ltd.	14,610	53,187
Punjab National Bank *	189,708	85,809

The accompanying notes are an integral part of these financial statements.

38

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Quess Corp., Ltd. *±	2,433	$18,014
Rain Industries Ltd.	7,350	12,594
Rajesh Exports Ltd.	7,411	49,283
Rashtriya Chemicals & Fertilizers Ltd.	7,262	5,312
Raymond Ltd. *	3,276	15,159
RBL Bank Ltd. ±	23,980	75,713
REC Ltd.	86,236	158,504
Redington India Ltd.	28,950	52,379
Reliance Industries Ltd.	235,881	6,397,769
Shipping Corp. of India Ltd.	14,166	17,080
Shriram City Union Finance Ltd.	2,635	38,585
Shriram Transport Finance Co., Ltd.	9,860	141,286
Sobha Ltd.	6,105	34,131
SRF Ltd.	752	57,198
State Bank of India *	62,809	235,875
State Bank of India, GDR *	2,800	104,860
Steel Authority of India Ltd. *	89,762	90,846
Sterlite Technologies Ltd.	6,042	15,099
Strides Pharma Science Ltd.	5,470	65,579
Sun Pharmaceutical Industries Ltd.	38,050	307,478
Sun TV Network Ltd.	3,649	23,991
Sunteck Realty Ltd.	5,951	28,099
Tata Chemicals Ltd.	10,372	67,739
Tata Global Beverages Ltd.	32,805	265,116
Tata Motors Ltd. *	2,406	30,316
Tata Motors Ltd. *	178,887	449,253
Tata Steel Ltd.	31,314	275,373
Tube Investments of India Ltd.	2,032	22,227
TV18 Broadcast Ltd. *	55,772	23,586
Uflex Ltd.	3,166	16,292
Union Bank of India *	36,541	15,778
UPL Ltd.	17,262	110,257
Vedanta Ltd.	158,002	347,824
Vedanta Ltd., ADR @	11,569	101,576
Welspun Corp., Ltd.	11,246	20,509
Welspun India Ltd.	31,519	29,376
Wipro Ltd.	138,808	733,293
Wockhardt Ltd. *	4,111	30,382
Yes Bank Ltd. *	193,770	47,337
Zee Entertainment Enterprises Ltd.	51,165	156,679
Zensar Technologies Ltd.	5,610	18,196
		22,049,343
Indonesia — 2.0%
Adaro Energy Tbk PT	1,844,400	187,722
AKR Corporindo Tbk PT	184,700	41,804
Astra Agro Lestari Tbk PT	61,744	54,163
Astra International Tbk PT	1,609,400	690,152
Astra Otoparts Tbk PT	19,600	1,555
Bank Bukopin Tbk PT *	428,300	17,528
Bank Danamon Indonesia Tbk PT	136,773	30,567
Bank Mandiri Persero Tbk PT	1,222,000	550,117
Bank Maybank Indonesia Tbk PT	568,800	14,007
Bank Negara Indonesia Persero Tbk PT	551,866	242,546
Bank Pan Indonesia Tbk PT *	626,700	47,504
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	173,300	19,119
Bank Pembangunan Daerah Jawa Timur Tbk PT	69,000	3,340
Bank Tabungan Negara Persero Tbk PT	405,590	49,797
Barito Pacific Tbk PT *	434,000	33,979
BFI Finance Indonesia Tbk PT	564,800	22,512
BISI International Tbk PT	94,000	6,891
Bukit Asam Tbk PT	339,600	67,920
Bumi Serpong Damai Tbk PT *	684,500	59,681
Ciputra Development Tbk PT	924,577	64,819
Delta Dunia Makmur Tbk PT *	589,400	14,767
Eagle High Plantations Tbk PT *	1,380,100	14,145
Erajaya Swasembada Tbk PT *	208,500	32,648
Hanson International Tbk PT *§	5,335,700	7,121
Indah Kiat Pulp & Paper Corp., Tbk PT	327,100	242,706
Indo Tambangraya Megah Tbk PT	52,800	52,048
Indofood Sukses Makmur Tbk PT	407,500	198,674
Japfa Comfeed Indonesia Tbk PT	567,600	59,184
Lippo Karawaci Tbk PT *	3,192,872	48,632
Medco Energi Internasional Tbk PT *	1,248,052	52,409
Media Nusantara Citra Tbk PT *	629,000	51,036
Pabrik Kertas Tjiwi Kimia Tbk PT	54,300	38,068
Pakuwon Jati Tbk PT *	295,800	10,737
Panin Financial Tbk PT *	1,598,900	27,995
PP Persero Tbk PT	442,900	58,791
Ramayana Lestari Sentosa Tbk PT	70,400	3,883
Semen Indonesia Persero Tbk PT	203,700	180,140
Sri Rejeki Isman Tbk PT	996,900	18,590
Surya Semesta Internusa Tbk PT	393,100	16,088
Tiga Pilar Sejahtera Food Tbk PT *	168,600	4,680
Timah Tbk PT *	82	9
Tunas Baru Lampung Tbk PT	317,700	21,142
United Tractors Tbk PT	208,500	394,740
Vale Indonesia Tbk PT *	184,400	66,935
Waskita Beton Precast Tbk PT	1,138,000	22,193
Waskita Karya Persero Tbk PT	606,100	62,120
Wijaya Karya Persero Tbk PT	459,200	64,876
XL Axiata Tbk PT	426,800	82,930
		4,053,010
Korea — 15.3%
AK Holdings, Inc.	449	10,395
Asia Paper Manufacturing Co. Ltd.	567	19,443
BGF Co., Ltd.	4,970	22,395
BNK Financial Group, Inc.	28,834	150,766
Capro Corp. *	3,814	13,623
CJ CheilJedang Corp.	1,017	356,694
CJ Corp.	2,104	178,384
CJ Hellovision Co., Ltd.	4,225	15,091
Dae Han Flour Mills Co., Ltd.	157	23,992
Daelim Industrial Co., Ltd. ∆	3,458	264,212
Daesang Corp.	2,426	58,177
Daewoo Engineering & Construction Co., Ltd. *	22,242	102,068
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	5,100	128,638
Daishin Securities Co., Ltd.	3,671	43,932
Daou Technology, Inc.	3,137	63,242
DB Insurance Co., Ltd.	6,249	251,674
DGB Financial Group, Inc.	21,295	133,106
Dongkuk Steel Mill Co., Ltd. *	7,956	59,470
Dongwon Development Co., Ltd.	7,412	34,525
Dongwon Industries Co., Ltd.	221	45,266
Doosan Bobcat, Inc.	4,924	134,398

The accompanying notes are an integral part of these financial statements.

39

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Doosan Corp.	930	$44,861
Doosan Fuel Cell Co.. Ltd. *	3,516	173,162
Doosan Infracore Co., Ltd. *	15,930	116,142
DTR Automotive Corp.	652	15,455
E-MART Inc.	1,350	188,277
Easy Bio Inc. /New *∆	618	17,636
Easy Holdings Co., Ltd.	5,023	18,935
Eugene Investment & Securities Co., Ltd.	8,694	31,613
GS Engineering & Construction Corp.	7,410	257,846
GS Holdings Corp.	6,251	216,078
GS Home Shopping, Inc.	400	51,183
Halla Holdings Corp.	1,090	37,527
Hana Financial Group, Inc.	33,780	1,072,825
Handsome Co., Ltd.	1,970	54,858
Hanil Holdings Co Ltd.	955	9,583
Hanjin Transportation Co., Ltd.	1,142	50,251
Hankook Tire & Technology Co., Ltd.	9,388	340,502
Hansol Paper Co., Ltd.	2,232	28,457
Hansol Technics Co., Ltd. *	1,664	15,548
Hanwha Aerospace Co., Ltd. *	4,682	122,836
Hanwha Chem Corp.	7,903	348,480
Hanwha Corp.	3,953	102,983
Hanwha General Insurance Co., Ltd. *	8,055	28,437
Hanwha Investment & Securities Co., Ltd. *	18,065	36,503
Hanwha Life Insurance Co., Ltd.	20,246	45,476
Harim Holdings Co., Ltd.	3,907	32,405
HDC Hyundai Development Co.-Engineering & Construction	2,554	61,364
Heungkuk Fire & Marine Insurance Co., Ltd. *	7,083	18,452
Hy-Lok Corp.	918	11,366
Hyosung Chemical Corp.	104	14,983
Hyosung Corp.	1,324	93,118
Hyosung Heavy Industries Corp. *	306	17,521
Hyundai Construction Equipment Co., Ltd. *	1,558	46,971
Hyundai Department Store Co., Ltd.	1,286	84,526
Hyundai Electric & Energy System Co., Ltd. *	1,980	29,892
Hyundai Engineering & Construction Co., Ltd.	7,035	242,530
Hyundai Futurenet Co., Ltd.	3,997	14,184
Hyundai Greenfood Co., Ltd.	5,396	43,514
Hyundai Heavy Industries Holdings Co., Ltd.	635	165,721
Hyundai Home Shopping Network Corp.	716	53,718
Hyundai Livart Furniture Co. Ltd.	1,625	23,860
Hyundai Marine & Fire Insurance Co., Ltd.	9,136	191,332
Hyundai Mipo Dockyard Co., Ltd.	2,135	94,339
Hyundai Mobis Co., Ltd.	4,144	974,677
Hyundai Motor Co. *	9,335	1,649,931
Hyundai Motor Securities Co., Ltd.	1,658	19,231
Hyundai Steel Co.	6,102	222,442
Hyundai Wia Corp.	1,952	96,136
Industrial Bank of Korea *	26,675	217,074
Interpark Corp.	7,348	14,543
INTOPS Co., Ltd.	1,491	41,382
IS Dongseo Co., Ltd.	1,364	67,051
JB Financial Group Co., Ltd.	15,958	82,853
KB Financial Group, Inc., ADR *	42,573	1,685,891
KCC Corp.	473	85,996
KCC Glass Corp. *	444	15,041
Kia Motors Corp.	19,707	1,132,023
KISWIRE Ltd.	1,072	14,506
KIWOOM Securities Co., Ltd.	1,398	162,798
Kolon Corp.	985	19,767
Kolon Industries, Inc.	2,613	98,742
Korea Asset In Trust Co., Ltd.	5,452	19,774
Korea Electric Terminal Co., Ltd.	682	39,050
Korea Investment Holdings Co., Ltd.	3,650	265,442
Korea Line Corp. *	18,834	52,707
Korea Petrochemical Ind Co., Ltd.	384	81,304
Korea Real Estate Investment & Trust Co., Ltd.	23,805	44,266
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	2,834	283,061
Korea Zinc Co., Ltd.	678	250,591
Korean Air Lines Co., Ltd. *	6,201	155,268
Korean Reinsurance Co.	8,995	65,332
KT Skylife Co., Ltd.	3,507	28,442
KT&G Corp. *	1,567	119,873
Kukdo Chemical Co., Ltd.	393	19,536
Kumho Tire Co., Inc. *	7,034	24,509
Kwang Dong Pharmaceutical Co., Ltd.	5,019	47,358
Kyobo Securities Co., Ltd.	2,156	15,163
LF Corp.	3,054	41,327
LG Corp.	6,355	511,887
LG Display Co., Ltd. *	12,166	207,750
LG Display Co., Ltd., ADR *@	33,235	280,503
LG Electronics, Inc. *	12,463	1,548,840
LG Hausys Ltd.	907	65,126
LG International Corp.	4,279	97,295
LG Uplus Corp.	15,900	171,983
Lotte Chemical Corp.	1,215	308,699
Lotte Chilsung Beverage Co., Ltd.	470	46,944
Lotte Confectionery Co., Ltd.	72	6,761
Lotte Corp.	1,582	51,408
LOTTE Fine Chemicals Co., Ltd.	2,473	125,665
Lotte Food Co., Ltd.	34	10,376
LOTTE Himart Co., Ltd.	1,461	41,895
Lotte Shopping Co., Ltd.	885	83,506
LS Corp.	1,543	101,418
Lumens Co., Ltd. *	5,701	16,348
Meritz Financial Group, Inc.	6,335	57,209
Meritz Fire & Marine Insurance Co., Ltd.	6,331	85,089
Meritz Securities Co., Ltd.	31,284	105,547
Mirae Asset Daewoo Co., Ltd.	41,677	362,175
Muhak Co., Ltd. *	2,076	13,722
Namyang Dairy Products Co., Ltd.	41	10,757
Nexen Corp.	2,630	11,210
Nexen Tire Corp.	5,151	29,352
NH Investment & Securities Co., Ltd.	10,116	105,229
NHN Corp. *	1,188	81,584
Nong Shim Co., Ltd.	255	70,423
Nong Shim Holdings Co., Ltd.	185	13,181
NS Shopping Co., Ltd.	1,784	19,871
OCI Co., Ltd. *	2,344	200,674
Orion Holdings Corp.	2,572	31,253
Pan Ocean Co., Ltd. *	26,033	120,303
Poongsan Corp.	1,950	50,173
POSCO	984	246,385
Posco International Corp.	5,870	78,623
POSCO, ADR	20,529	1,279,162
S&T Dynamics Co., Ltd.	2,008	10,888
S&T Motiv Co., Ltd.	1,086	49,386
Sajo Industries Co., Ltd.	327	9,392
Samsung C &T Corp.	5,219	663,005
Samsung Card Co., Ltd.	2,904	86,882

The accompanying notes are an integral part of these financial statements.

40

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Samsung Electronics Co., Ltd.	22,336	$1,665,485
Samsung Electronics Co., Ltd., GDR	384	700,800
Samsung Fire & Marine Insurance Co., Ltd.	3,466	598,246
Samsung Heavy Industries Co., Ltd. *	32,079	207,895
Samsung Life Insurance Co., Ltd.	4,656	339,031
Samsung Securities Co., Ltd.	4,339	161,569
Samyang Corp.	427	23,742
Samyang Holdings Corp.	578	39,640
Sangsangin Co., Ltd.	4,957	29,296
SeAH Steel Corp.	210	17,495
SeAH Steel Holdings Corp.	235	9,638
Sebang Co., Ltd.	1,306	14,006
Sebang Global Battery Co., Ltd.	944	59,874
Seohan Co., Ltd.	5,607	7,742
Shinhan Financial Group Co., Ltd. *	24,135	712,075
Shinhan Financial Group Co., Ltd., ADR *	20,394	606,925
Shinsegae Inc.	911	200,851
Shinyoung Securities Co., Ltd.	511	24,790
SK Discovery Co Ltd.	1,247	75,419
SK Gas Co., Ltd.	364	35,016
SK Holdings Co., Ltd.	3,700	819,157
SK Hynix, Inc. *	5,691	620,808
SK Innovation Co., Ltd.	3,600	629,660
SK Networks Co., Ltd.	21,566	96,385
SK Securities Co., Ltd.	36,346	26,834
SL Corp.	2,487	37,203
Solus Advanced Materials Co., Ltd. *	1,715	78,227
Songwon Industrial Co. Ltd.	1,925	28,265
Sung Kwang Bend Co., Ltd.	2,941	19,818
Sungwoo Hitech Co., Ltd.	7,756	40,697
Sunjin Co., Ltd.	941	9,789
Taekwang Industrial Co., Ltd.	61	44,979
Taeyoung Engineering & Construction Co., Ltd.	2,546	27,656
Tongyang, Inc.	18,180	19,915
TY Holdings Co. Ltd/Korea *	2,455	62,601
Unid Co., Ltd.	1,035	46,019
Wonik Holdings Co., Ltd. *	5,077	29,631
Woori Financial Group, Inc. *	53,621	480,284
Young Poong Corp.	46	22,782
Youngone Corp. *	3,259	95,103
Youngone Holdings Co., Ltd.	787	27,349
Yuanta Securities Korea Co., Ltd. *	11,552	32,488
		31,220,892
Malaysia — 1.9%
Aeon Co. M Bhd	64,400	17,131
Alliance Financial Group Berhad *	118,600	85,799
AMMB Holdings Berhad	220,887	200,432
Batu Kawan Berhad	18,200	80,989
Boustead Plantations Bhd	55,720	8,450
Cahya Mata Sarawak Bhd	68,100	35,891
CIMB Group Holdings Bhd	511,305	546,578
DRB-Hicom Berhad	119,100	61,585
Ekovest Bhd	165,800	21,433
FGV Holdings Bhd	111,800	35,576
Gamuda Bhd	145,185	140,403
Genting Bhd	187,100	207,450
Genting Malaysia Bhd	237,300	158,692
HAP Seng Consolidated Bhd	24,400	52,166
Hengyuan Refining Co. Bhd *	9,900	14,742
Hong Leong Bank Bhd	14,300	64,701
Hong Leong Financial Group Berhad	29,521	132,542
IJM Corp. Berhad	250,560	107,761
IOI Properties Group Bhd	50,050	19,286
Lotte Chemical Titan Holding Bhd ±	36,200	24,928
Mah Sing Group Bhd	205,885	44,529
Malayan Banking Bhd	262,119	551,281
Malaysia Airports Holdings Bhd	12,900	18,985
Malaysia Building Society Bhd	197,932	33,214
Malaysian Resources Corp. Bhd	133,300	15,741
Matrix Concepts Holdings Bhd	42,800	18,833
MISC Bhd	94,320	161,088
MKH Bhd	36,950	12,676
MMC Corp. Bhd	61,400	13,738
Multi-Purpose Holdings Bhd	86,961	49,290
Oriental Holdings Berhad	25,760	34,774
OSK Holdings Berhad	74,455	16,659
Pos Malaysia Berhad *	53,800	16,183
PPB Group Berhad	37,500	172,654
RHB Capital Berhad	177,571	240,587
Sarawak Oil Palms Bhd	20,500	20,385
Sime Darby Bhd	293,600	168,606
Sime Darby Property Bhd	308,000	50,919
SP Setia Bhd Group	143,480	35,313
Sunway Bhd	96,197	38,503
Ta Ann Holdings Bhd	60	45
TA Enterprise Bhd	140,200	22,655
UEM Sunrise Bhd *	225,600	27,762
United Malacca Bhd	14,600	18,511
UOA Development Bhd	12,900	5,420
WCT Holdings Bhd *	114,790	15,125
YTL Corp. Berhad *	464,943	88,423
		3,908,434
Mexico — 2.3%
ALEATICA SAB de CV	17,691	21,781
Alfa SAB de CV, Class A	260,453	187,426
Alpek SA de CV	50,184	43,452
Arca Continental SAB de CV	25,220	120,603
Banco del Bajio SA *±	52,670	73,237
Cemex SAB de CV *	923,247	477,410
Coca-Cola Femsa SAB de CV	24,353	112,161
Consorcio ARA SAB de CV *	72,788	13,973
Controladora Nemak SAB de CV *	260,453	34,553
Corp. Actinver SAB de CV *	15,700	7,811
El Puerto de Liverpool SAB de CV, Series C *	8,547	29,954
Gentera SAB de CV *	67,054	33,460
Grupo Carso SAB de CV, Series A *	24,499	81,193
Grupo Cementos de Chihuahua SAB de CV	9,847	59,638
Grupo Comercial Chedraui SA de CV	29,127	42,008
Grupo Elektra SAB de CV	1,446	95,736
Grupo Financiero Banorte SAB de CV *	169,411	933,487
Grupo Financiero Inbursa SAB de CV *	133,245	134,052
Grupo Hotelero Santa Fe SAB de CV *	22,600	4,588
Grupo Mexico SAB de CV, Series B	211,522	897,025
Grupo Sanborns SAB de CV	49,041	47,465
Grupo Televisa SAB *	219,964	360,573
Industrias Bachoco SAB de CV, ADR	1,239	55,953

The accompanying notes are an integral part of these financial statements.

41

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Mexico (Continued)
Industrias Bachoco SAB de CV, Series B	5,634	$21,240
Industrias CH SAB de CV, Series B	23,916	113,574
Industrias Penoles SAB de CV	8,090	137,533
La Comer SAB de CV	37,216	84,814
Minera Frisco SAB de CV, Class A1 *	59,337	12,076
Minera Frisco SAB de CV, Class A2 *	52,254	10,687
Nemak SAB de CV ±	78,001	22,421
Orbia Advance Corp. SAB de CV	99,347	233,596
Organizacion Soriana SAB de CV, Class B *	92,061	93,683
Promotora y Operadora de Infraestructura SAB de CV	5,185	45,973
Promotora y Operadora de Infraestructura SAB de CV	1,600	8,683
Unifin Financiera SAB de CV *	9,884	13,659
		4,665,478
Philippines — 0.9%
Alliance Global Group, Inc.	253,300	55,910
Ayala Corp.	10,470	180,301
Bank of the Philippine Islands	67,429	114,222
BDO Unibank, Inc.	40,857	90,862
Belle Corp.	176,000	6,267
Cebu Air, Inc. *	23,560	24,775
CEMEX Holdings Philippines, Inc. *±	324,537	9,799
China Banking Corp.	74,676	38,797
Cosco Capital, Inc.	257,000	30,236
DMCI Holdings, Inc.	385,900	45,482
East West Banking Corp. *	27,450	6,173
Emperador, Inc.	81,900	17,225
Filinvest Land, Inc.	1,435,000	33,467
First Philippine Holdings Corp.	33,750	54,114
GT Capital Holdings, Inc.	3,472	42,294
JG Summit Holdings, Inc.	188,803	281,493
LT Group, Inc.	170,000	46,373
Megaworld Corp.	1,004,700	85,358
Metropolitan Bank & Trust	120,747	123,328
Nickel Asia Corp.	253,000	29,502
Puregold Price Club, Inc.	33,600	28,686
Rizal Commercial Banking Corp.	47,790	18,788
Robinsons Land Corp.	313,155	138,242
Robinsons Retail Holdings, Inc.	43,490	58,864
San Miguel Corp.	46,060	122,863
Security Bank Corp.	23,180	64,679
Top Frontier Investment Holdings, Inc. *	4,630	13,498
Union Bank of the Philippines	24,340	36,441
Vista Land & Lifescapes, Inc.	491,200	47,869
		1,845,908
Poland — 0.8%
Alior Bank SA *	7,579	34,429
Amica SA	306	12,025
Bank Handlowy w Warszawie SA *	965	9,080
Bank Millennium SA *	35,359	30,951
Ciech SA *	1,973	17,006
Echo Investment SA *	1,732	1,873
Enea SA *	22,161	38,767
Grupa Azoty SA *	5,354	39,341
Grupa Lotos SA	3,925	43,551
Jastrzebska Spolka Weglowa SA *	2,892	20,089
Kernel Holding SA	6,315	83,339
KGHM Polska Miedz SA *	10,984	538,071
LC Corp. SA *	26,490	13,969
mBank SA *	910	43,652
PGE SA *	46,452	80,825
Polski Koncern Naftowy Orlen SA	28,302	437,292
Powszechna Kasa Oszczednosci Bank Polski SA *	19,559	150,369
Tauron Polska Energia SA *	59,319	43,223
		1,637,852
Russia — 1.3%
Gazprom PAO, ADR	173,171	968,719
Lukoil PJSC, ADR	20,842	1,421,424
Rosneft Oil Co. PJSC, GDR	3,961	22,340
RusHydro PJSC, ADR	61,905	66,734
VTB Bank PJSC	92,145	87,952
		2,567,169
South Africa — 3.8%
Absa Group Ltd.	45,566	371,660
Advtech Ltd. *	40,887	26,433
Aeci Ltd.	11,902	70,464
African Oxygen Ltd.	8,358	14,105
African Rainbow Minerals Ltd.	9,314	166,004
Alexander Forbes Group Holdings Ltd.	100,385	27,052
AngloGold Ashanti Ltd., ADR	16,757	379,043
Aspen Pharmacare Holdings Ltd. *	21,622	184,468
Astral Foods Ltd.	5,245	49,791
Barloworld Ltd.	20,449	126,771
Bidvest Group Ltd. (The)	7,758	82,896
DataTec Ltd. *	27,420	45,809
Discovery Ltd.	25,478	266,206
Exxaro Resources Ltd.	16,359	154,629
FirstRand Ltd.	67,549	234,617
Gold Fields Ltd., ADR	59,766	554,031
Grindrod Ltd.	33,342	11,458
Grindrod Shipping Holdings Ltd. *	905	3,216
Harmony Gold Mining Co., Ltd., ADR *@	25,436	119,041
Impala Platinum Holdings Ltd.	51,232	703,895
Imperial Holdings Ltd.	19,398	49,304
Investec Ltd.	21,334	53,193
KAP Industrial Holdings Ltd. *	75,439	16,222
Lewis Group Ltd.	3,337	5,075
Liberty Holdings Ltd.	2,624	11,067
Life Healthcare Group Holdings Ltd. *	128,351	146,911
Long4Life Ltd. *	66,407	14,868
Metair Investments Ltd. *	23,331	29,769
Momentum Metropolitan Holdings	100,980	108,298
Motus Holdings Ltd.	16,843	64,186
Mpact Ltd.	15,365	14,482
MTN Group Ltd. @	170,077	696,627
Murray & Roberts Holdings Ltd. *	24,454	13,263
Nedbank Group Ltd.	22,549	198,683
Ninety One Ltd.	10,667	31,939
Oceana Group Ltd.	7,336	32,075
Old Mutual Ltd.	280,462	226,927
Omnia Holdings Ltd. *	19,513	61,201
PPC Ltd. *	147,503	13,852
Raubex Group Ltd.	16,897	24,722
Reunert Ltd.	17,924	44,154
Rhodes Food Group Pty Ltd. @	12,062	9,916
Royal Bafokeng Platinum Ltd. *	7,872	35,024
Sanlam Ltd.	15,040	60,129
Sappi Ltd. *	65,485	146,255
Sasol Ltd. *	25,120	228,943
Sasol Ltd., ADR *	4,634	41,057
Sibanye Stillwater Ltd.	163,339	666,917
Standard Bank Group Ltd.	101,007	873,492
Super Group Ltd. *	41,508	66,125

The accompanying notes are an integral part of these financial statements.

42

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa (Continued)
Telkom SA SOC Ltd.	36,286	$75,831
Tiger Brands Ltd.	4,706	66,669
Wilson Bayly Holmes-Ovcon Ltd. *	6,827	42,342
		7,761,107
Taiwan — 16.5%
Acer, Inc. *	187,884	158,141
Alpha Networks, Inc.	24,973	27,774
Ambassador Hotel (The) *	20,000	21,567
AmTRAN Technology Co., Ltd. *	99,360	44,202
Apex International Co., Ltd.	15,000	36,622
Ardentec Corp.	39,092	53,773
ASE Technology Holding Co. Ltd.	88,000	254,623
Asia Cement Corp.	253,269	389,395
Asia Pacific Telecom Co., Ltd. *	125,842	45,235
Asia Polymer Corp.	30,983	23,708
Asia Vital Components Co., Ltd.	36,000	84,689
Asustek Computer, Inc.	56,000	499,253
AU Optronics Corp. *	628,000	312,905
Capital Securities Corp.	216,437	104,375
Career Technology MFG. Co., Ltd.	20,400	25,375
Casetek Holdings Ltd.	23,751	73,794
Catcher Technology Co., Ltd.	78,000	571,856
Cathay Financial Holding Co., Ltd.	735,166	1,105,444
Cathay Real Estate Development Co., Ltd.	70,000	49,576
Chang Hwa Commercial Bank Ltd.	441,561	282,085
Cheng Loong Corp.	82,000	99,224
Cheng Uei Precision Industry Co., Ltd.	44,543	74,666
Chia Hsin Cement Corp.	22,000	14,916
Chilisin Electronics Corp.	19,380	77,250
Chin-Poon Industrial Co., Ltd.	55,000	62,051
China Airlines Ltd. *	337,111	144,572
China Bills Finance Corp.	89,000	47,196
China Chemical & Pharmaceutical Co., Ltd.	19,000	15,958
China Development Financial Holding Corp.	1,022,468	338,421
China General Plastics Corp.	27,300	24,727
China Life Insurance Co., Ltd.	300,600	237,502
China Manmade Fibers Corp. *	110,595	44,084
China Metal Products	31,000	35,084
China Motor Corp. *	22,478	40,479
China Petrochemical Development Corp.	347,550	144,101
China Steel Corp.	1,078,800	950,256
China Synthetic Rubber Corp.	96,604	89,047
Chipbond Technology Corp.	42,000	99,253
ChipMOS TECHNOLOGIES, Inc.	28,897	35,327
Chun Yuan Steel Industry Co., Ltd.	30,000	15,321
Chung Hung Steel Corp. *	105,000	58,857
Chung-Hsin Electric & Machinery Manufacturing Corp.	28,000	53,413
Clevo Co. *	53,000	56,776
CMC Magnetics Corp.	93,595	31,611
Compal Electronics, Inc.	490,000	360,987
Compeq Manufacturing Co., Ltd.	109,000	168,749
Continental Holdings Corp.	42,000	30,942
Coretronic Corp.	57,800	83,415
CTBC Financial Holding Co., Ltd.	1,865,280	1,307,780
CyberTAN Technology, Inc.	37,000	23,834
Darfon Electronics Corp.	17,000	26,228
Darwin Precisions Corp. *	55,000	27,600
Depo Auto Parts Ind Co., Ltd.	12,000	29,810
E Ink Holdings, Inc.	61,000	99,431
E.Sun Financial Holding Co., Ltd.	658,545	598,826
Elitegroup Computer Systems Co., Ltd. *	35,877	33,134
Entie Commercial Bank Co., Ltd.	68,000	38,964
Epistar Corp. *∆	34,828	51,316
Eva Airways Corp.	325,478	152,325
Everest Textile Co., Ltd. *	45,444	15,931
Evergreen International Storage & Transport Corp.	54,000	38,917
Evergreen Marine Corp., Taiwan Ltd. *	287,459	416,385
Everlight Chemical Industrial Corp.	56,000	33,981
Everlight Electronics Co., Ltd.	51,000	76,596
Far Eastern Department Stores Ltd.	134,220	114,644
Far Eastern International Bank	298,962	115,444
Far Eastern New Century Corp.	359,338	370,234
Farglory Land Development Co., Ltd.	26,721	53,541
Federal Corp. *	33,000	23,137
First Financial Holding Co., Ltd.	977,034	742,390
First Steamship Co., Ltd.	39,240	16,060
FocalTech Systems Co., Ltd.	18,202	60,570
Formosa Advanced Technologies Co., Ltd.	20,000	26,906
Formosa Chemicals & Fibre Corp.	170,000	512,456
Formosa Taffeta Co., Ltd.	50,000	55,253
Formosan Rubber Group, Inc.	20,080	17,723
Formosan Union Chemical	48,179	26,749
Foxconn Technology Co., Ltd.	73,127	138,977
Fubon Financial Holding Co., Ltd.	699,211	1,163,361
Fulltech Fiber Glass Corp. *	31,310	16,269
Gemtek Technology Corp. *	47,000	50,934
General Interface Solution Holding Ltd.	30,000	122,251
Getac Technology Corp.	9,000	15,663
Giantplus Technology Co., Ltd.	37,000	15,538
Gigastorage Corp. *	294	227
Gloria Material Technology Corp.	50,392	30,847
Gold Circuit Electronics Ltd. *	45,000	80,878
Goldsun Building Materials Co., Ltd.	82,973	73,825
Grand Pacific Petrochemical *	102,000	86,216
Great Wall Enterprise Co., Ltd.	56,155	101,526
Hannstar Board Corp.	38,929	60,060
HannStar Display Corp. *	109,770	48,052
HannsTouch Solution, Inc.	32,279	12,981
Hey Song Corp.	18,750	21,988
Highwealth Construction Corp.	9,900	16,155
Hiroca Holdings Ltd.	8,000	17,396
Ho Tung Chemical Corp. *	108,688	40,229
Hon Hai Precision Industry Co., Ltd.	817,068	2,675,289
Hong Pu Real Estate Development Co., Ltd.	20,000	16,371
HTC Corp. *	9,000	9,849
Hua Nan Financial Holdings Co., Ltd.	495,959	322,132
Hung Sheng Construction Co., Ltd.	50,688	35,358
IEI Integration Corp.	8,000	15,517
Innolux Corp. *	607,757	304,982
Inventec Co., Ltd.	261,282	223,175
Jih Sun Financial Holdings Co., Ltd.	129,336	57,998
Kindom Construction Corp.	42,000	50,299
King Yuan Electronics Co., Ltd.	127,100	157,190
King’s Town Bank Co., Ltd.	98,000	135,326
Kinpo Electronics	138,000	59,673
Kinsus Interconnect Technology Corp.	31,000	89,255

The accompanying notes are an integral part of these financial statements.

43

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
L&K Engineering Co., Ltd.	16,000	$16,969
Lien Hwa Industrial Corp.	13,345	20,233
Lingsen Precision Industries Ltd. *	41,000	20,793
Lite-On Technology Corp.	247,874	439,324
Long Chen Paper Co., Ltd.	89,648	74,180
Macronix International	119,171	179,405
MediaTek, Inc.	11,000	292,441
Mega Financial Holding Co., Ltd.	690,850	732,697
Mercuries & Associates Holdings Ltd.	42,344	31,195
Mercuries Life Insurance Co., Ltd. *	142,740	43,790
MIN AIK Technology Co., Ltd. *	25,600	15,261
Mitac Holdings Corp.	27,637	29,016
Nan Ya Plastics Corp.	40,000	102,356
Nan Ya Printed Circuit Board Corp. *	2,200	14,250
Nanya Technology Corp.	140,000	432,486
O-Bank Co., Ltd.	91,943	22,677
OptoTech Corp. *	49,063	48,019
Orient Semiconductor Electronics Ltd.	42,485	22,756
Oriental Union Chemical Corp.	16,000	11,560
Pan Jit International, Inc.	21,600	41,589
Pan-International Industrial Corp.	34,380	31,385
Pegatron Corp.	235,249	563,466
POU Chen Corp.	169,133	189,009
Powertech Technology, Inc.	23,000	77,682
President Securities Corp.	111,304	72,888
Prince Housing & Development Corp.	77,970	31,912
Qisda Corp.	187,400	193,082
Radium Life Tech Co., Ltd.	101,477	43,519
Rich Development Co., Ltd.	19,978	7,466
Ritek Corp. *	47,211	18,314
Ruentex Development Co., Ltd.	76,423	111,243
Ruentex Industries Ltd.	41,400	102,697
Sampo Corp.	10,600	9,827
San Fang Chemical Industry Co., Ltd.	13,000	10,479
Sanyang Motor Co., Ltd.	41,573	52,821
Sesoda Corp.	24,948	21,443
Shanghai Commercial & Savings Bank Ltd/The	13,000	19,016
Shihlin Electric & Engineering Corp.	26,000	47,007
Shin Kong Financial Holding Co., Ltd.	806,983	253,026
Shin Zu Shing Co., Ltd.	16,660	78,563
Shinkong Insurance Co., Ltd.	30,000	41,266
Shinkong Synthetic Fibers Corp.	140,151	71,078
Sigurd Microelectronics Corp.	54,694	88,081
Sincere Navigation Corp.	27,810	22,467
Sinon Corp.	64,000	48,971
SinoPac Financial Holdings Co., Ltd.	1,041,094	424,248
Sirtec International Co., Ltd.	12,000	11,851
Supreme Electronics Co., Ltd.	39,000	47,608
Synnex Technology International Corp.	138,300	231,337
Ta Ya Electric Wire & Cable	47,840	34,223
Taichung Commercial Bank Co., Ltd.	334,893	129,318
Taiflex Scientific Co., Ltd.	25,740	50,018
Tainan Spinning Co., Ltd.	142,427	76,034
Taishin Financial Holding Co., Ltd.	980,301	462,274
Taiwan Business Bank	418,414	144,892
Taiwan Cement Corp.	668,360	1,027,587
Taiwan Cooperative Financial Holding Co., Ltd.	576,772	417,728
Taiwan Fertilizer Co., Ltd.	67,000	129,241
Taiwan FU Hsing Industrial Co., Ltd.	21,000	33,520
Taiwan Glass Industrial Corp. *	109,321	75,869
Taiwan Hon Chuan Enterprise Co., Ltd.	36,925	79,243
Taiwan PCB Techvest Co., Ltd.	28,000	44,245
Taiwan Shin Kong Security Co., Ltd.	10,100	13,282
Taiwan Surface Mounting Technology Co., Ltd.	21,518	98,791
Tatung Co., Ltd. *	115,000	108,255
Teco Electric & Machinery Co., Ltd.	151,000	148,592
Thye Ming Industrial Co., Ltd.	10,000	10,535
Ton Yi Industrial Corp. *	120,000	50,609
Tong Yang Industry Co., Ltd.	41,921	58,186
TPK Holding Co., Ltd. *	46,000	75,799
Tripod Technology Corp.	25,000	105,435
TSRC Corp.	26,000	21,560
Tung Ho Steel Enterprise Corp.	98,000	127,304
TYC Brother Industrial Co., Ltd.	21,000	17,638
U-Ming Marine Transport Corp.	47,000	61,723
Unimicron Technology Corp.	133,000	413,702
Union Bank of Taiwan	174,047	66,589
Unitech Printed Circuit Board Corp.	67,320	53,189
United Microelectronics Corp.	996,513	1,672,204
Universal Cement Corp.	46,836	38,672
Unizyx Holding Corp. *	35,000	47,521
UPC Technology Corp.	80,916	55,292
USI Corp.	77,130	62,038
Wah Lee Industrial Corp.	25,000	67,620
Walsin Lihwa Corp.	209,000	143,558
Wan Hai Lines Ltd.	60,650	114,186
Waterland Financial Holdings Co., Ltd.	285,512	130,573
Weikeng Industrial Co., Ltd.	32,945	22,512
Winbond Electronics Corp.	349,893	361,748
Wisdom Marine Lines Co., Ltd.	32,019	27,862
Wistron Corp.	348,431	384,417
WPG Holdings Ltd.	174,400	266,274
WT Microelectronics Co., Ltd.	31,265	44,842
Yang Ming Marine Transport Corp. *	145,100	151,049
YC Co., Ltd. *	21,396	12,564
YC INOX Co., Ltd.	52,763	53,612
YFY, Inc.	150,385	157,621
Yieh Phui Enterprise Co., Ltd. *	116,525	56,400
Youngtek Electronics Corp.	12,000	26,479
Yuanta Financial Holding Co., Ltd.	1,045,007	764,286
Yulon Motor Co., Ltd. *	62,371	104,107
Zhen Ding Technology Holding Ltd.	62,000	251,548
Zinwell Corp. *	24,000	16,870
		33,652,514

Thailand — 2.5%
Ananda Development PCL	180,700	11,460
AP Thailand PCL	324,700	78,574
Asia Aviation PCL *	299,900	23,624
Asia Plus Group Holdings PCL	122,900	8,943
Bangchak Corp. PCL	112,900	75,367
Bangkok Bank PCL	16,600	65,935
Bangkok Bank PCL, NVDR	13,300	52,605
Bangkok Insurance PCL	2,100	19,346
Bangkok Land PCL	1,039,700	40,602
Bangkok Life Assurance PCL *	57,200	40,093
Banpu PCL	487,750	179,080
Cal-Comp Electronics Thailand PCL	244,200	17,606
Charoen Pokphand Foods PCL	322,300	287,768
Indorama Ventures PCL	145,200	179,319
IRPC PCL	633,100	78,609
Italian-Thai Development PCL *	563,700	20,885
Kasikornbank PCL, NVDR	125,500	473,348
Khon Kaen Sugar Industry PCL	135,600	10,410

The accompanying notes are an integral part of these financial statements.

44

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2020 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand (Continued)
Kiatnakin Bank PCL	32,300	$55,792
Krung Thai Bank PCL	257,575	95,430
Lanna Resources PCL	2,500	642
LH Financial Group PCL	302,400	10,598
LPN Development PCL	151,700	23,596
Polyplex Thailand PCL	40,600	30,626
Power Solution Technologies PCL, Class F	224,400	13,332
Precious Shipping PCL *	87,600	22,222
Property Perfect PCL	952,490	12,081
Pruksa Holding PCL	88,800	37,049
PTT Exploration & Production PCL	138,200	453,209
PTT Global Chemical PCL	116,228	226,947
PTT PCL	930,400	1,319,826
Quality Houses PCL	625,100	47,988
Sansiri PCL	1,106,700	29,921
SC Asset Corp. PCL	188,600	17,500
Siam Commercial Bank PCL	80,900	236,273
Star Petroleum Refining PCL	180,700	48,553
Supalai PCL	169,900	116,253
Super Energy Corp. PCL *	1,958,200	62,746
Thai Oil PCL	72,700	126,182
Thai Stanley Electric PCL	3,100	17,383
Thanachart Capital PCL	33,100	38,116
Thitikorn PCL	10,500	2,804
Thoresen Thai Agencies PCL	166,348	31,371
TMB Bank PCL	1,521,854	54,352
TPI Polene PCL	676,600	41,554
True Corp. PCL	1,350,600	155,076
Unique Engineering & Construction PCL	54,500	8,404
		4,999,400
Turkey — 0.6%
Akbank TAS *	269,661	251,413
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,445	20,099
Dogan Sirketler Grubu Holding AS	70,535	29,133
Enka Insaat ve Sanayi AS	61,872	61,348
Eregli Demir ve Celik Fabrikalari TAS	47,339	95,086
Turk Hava Yollari AO *	67,523	117,276
Turk Sise ve Cam Fabrikalari AS	51,778	50,921
Turkiye Garanti Bankasi AS *	241,936	337,532
Turkiye Halk Bankasi AS *	35,220	26,345
Turkiye Is Bankasi *	92,912	87,499
Turkiye Sinai Kalkinma Bankasi AS *	190,047	45,511
Turkiye Vakiflar Bankasi TAO *	80,351	50,915
Yapi ve Kredi Bankasi AS *	194,984	80,795
		1,253,873
United States — 0.1%
Textainer Group Holdings Ltd. *	4,015	77,008
Yum China Holdings, Inc.	3,007	171,669
		248,677
TOTAL COMMON STOCKS (Identified Cost $180,072,197)		199,824,501

PREFERRED STOCKS — 1.3%
Brazil — 1.3%
Banco ABC Brasil SA, 3.100%	10,815	32,627
Banco Bradesco SA, 2.570%	24,310	127,021
Banco do Estado do Rio Grande do Sul SA, PF B, 4.660%	24,408	68,466
Cia Ferro Ligas da Bahia - Ferbasa, 4.190%	4,895	18,009
Marcopolo SA, 3.110%	2,983	1,648
Petroleo Brasileiro SA, 3.090%	423,427	2,310,254
		2,558,025
Colombia — 0.0%
Grupo Argos SA, 3.610%	12,517	38,480
Grupo de Inversiones Suramericana SA, 2.910%	8,046	51,826
		90,306

TOTAL PREFERRED STOCKS (Identified Cost $2,246,438)		2,648,331

RIGHTS AND WARRANTS — 0.0%
China — 0.0%
Legend Holdings CP Rights §	1,461	—
TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		—

SHORT-TERM INVESTMENTS — 0.8%
Collateral For Securities On Loan — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.080%	1,657,157	1,657,157
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,657,157)		1,657,157
Total Investments — 100.3%
(Identified Cost $183,975,792)		204,129,989
Liabilities, Less Cash and Other Assets — (0.3%)		(697,564)
Net Assets — 100.0%		$203,432,425

†	See Note 1
*	Non-income producing security
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2020 amounted to $3,614,167 or 1.78% of the net assets of the Fund.
@	A portion or all of the security was held on loan. As of December 31, 2020, the fair value of the securities on loan was $4,283,787.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
∆	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of these financial statements.

45

International Small Company Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,127,597,354
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,541,062,675
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,477,793,414
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,064,795,882
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	870,063,978
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$10,081,313,303

†	See Note B to Financial Statements.

As of June 30, 2020, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	580	09/18/20	$89,611,600	$89,615,800	$4,200
Total Futures Contracts			$89,611,600	$89,615,800	$4,200

Summary of the Portfolio’s investments as of March 31, 2019, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$10,081,313,303	—	—	$10,081,313,303
Futures Contracts**	4,200	—	—	4,200
TOTAL	$10,081,317,503	—	—	$10,081,317,503

**	Valued at the unrealized appreciation/(depreciation) on the investment.
46

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax

Investment Footnotes
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
†	See Note B to Financial Statements.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
47

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (2.8%)
	Adways, Inc.	22,400	$70,708
#	Aeria, Inc.	15,800	73,544
	Akatsuki, Inc.	30,200	1,077,275
# *	AlphaPolis Co., Ltd.	10,700	234,955
	Amuse, Inc.	7,400	151,727
#	AOI TYO Holdings, Inc.	147,231	604,050
	Asahi Broadcasting Group Holdings Corp.	63,800	454,680
#	Asahi Net, Inc.	102,300	1,268,077
	Ateam, Inc.	77,600	621,785
# *	Atrae, Inc.	33,000	967,063
	Avex, Inc.	244,400	1,933,419
*	Bengo4.com, Inc.	20,500	1,959,754
*	Broadmedia Corp.	55,200	65,006
	Ceres, Inc.	24,900	274,083
	Daiichikosho Co., Ltd.	32,600	975,349
	DeNA Co., Ltd.	36,900	460,707
	Dip Corp.	197,100	4,003,713
*	Drecom Co., Ltd.	13,400	80,082
*	eBook Initiative Japan Co., Ltd.	14,200	410,672
	Extreme Co., Ltd.	17,300	256,753
#	Faith, Inc.	58,110	360,002
	FAN Communications, Inc.	328,900	1,366,863
	Fibergate, Inc.	3,000	42,352
	Freebit Co., Ltd.	55,300	370,762
# *	GA Technologies Co., Ltd.	800	51,248
	Gakken Holdings Co., Ltd.	133,000	1,790,165
#	Gree, Inc.	874,000	3,756,767
	GungHo Online Entertainment, Inc.	132,800	2,374,370
	Gurunavi, Inc.	187,900	1,291,688
#	Imagica Group, Inc.	118,100	438,011
	Intage Holdings, Inc.	226,700	1,857,884
	Internet Initiative Japan, Inc.	178,300	6,100,545
	ITmedia, Inc.	30,000	459,280
*	Itokuro, Inc.	54,600	671,282
	Kadokawa Corp.	334,416	6,871,778
	Kamakura Shinsho, Ltd.	61,100	640,489
*	KLab, Inc.	141,900	964,228
	LIFULL Co., Ltd.	327,500	1,291,444
	Macromill, Inc.	261,900	1,809,139
#	MarkLines Co., Ltd.	67,000	1,396,130
	Marvelous, Inc.	226,600	1,476,420
#	Members Co., Ltd.	45,500	611,216
	Mixi, Inc.	245,000	4,333,323
*	Mobile Factory, Inc.	10,500	106,041
	MTI, Ltd.	155,800	924,492
	Okinawa Cellular Telephone Co.	84,000	3,215,613
*	PR Times, Inc.	600	15,977
	Proto Corp.	162,500	1,516,098
# *	Shobunsha Holdings, Inc.	223,100	828,428
	SKY Perfect JSAT Holdings, Inc.	923,100	3,431,434
	SoldOut, Inc.	6,300	153,423
*	Synchro Food Co., Ltd.	47,900	150,058
	Toei Animation Co., Ltd.	21,200	993,657
	Toei Co., Ltd.	11,400	1,526,386

48

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		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Tohokushinsha Film Corp.	90,500	$519,343
#	Tokyu Recreation Co., Ltd.	19,600	854,710
#	Tow Co., Ltd.	272,000	954,864
	TV Asahi Holdings Corp.	27,900	406,489
	Tv Tokyo Holdings Corp.	93,500	2,061,149
#	Usen-Next Holdings Co., Ltd.	52,500	616,167
	ValueCommerce Co., Ltd.	113,500	3,052,081
#	V-Cube, Inc.	80,700	980,177
*	Vector, Inc.	192,300	1,563,887
# *	Vision, Inc.	121,300	764,981
	Wowow, Inc.	41,300	928,490
#	Zenrin Co., Ltd.	233,550	2,638,423
	ZIGExN Co., Ltd.	403,500	1,269,090
TOTAL COMMUNICATION SERVICES			85,740,246

CONSUMER DISCRETIONARY — (16.7%)
	Adastria Co., Ltd.	165,140	2,625,697
# *	Adventure, Inc.	8,800	349,537
	Aeon Fantasy Co., Ltd.	48,932	700,085
	Ahresty Corp.	158,000	524,409
*	Aigan Co., Ltd.	60,800	126,251
	Ainavo Holdings Co., Ltd.	5,600	43,285
	Aisan Industry Co., Ltd.	231,400	1,136,961
*	Akebono Brake Industry Co., Ltd.	225,300	359,881
#	Alleanza Holdings Co., Ltd.	88,400	846,626
#	Alpen Co., Ltd.	116,700	1,815,257
#	Alpha Corp.	48,100	420,789
	Amiyaki Tei Co., Ltd.	28,800	847,802
	AOKI Holdings, Inc.	260,400	1,512,668
	Aoyama Trading Co., Ltd.	289,500	1,975,871
	Arata Corp.	91,700	4,119,834
	Arcland Sakamoto Co., Ltd.	185,600	3,253,997
#	Arcland Service Holdings Co., Ltd.	77,100	1,368,159
	Asahi Co., Ltd.	102,000	1,411,119
	Asante, Inc.	49,700	676,057
	Ashimori Industry Co., Ltd.	30,899	290,859
#	Asics Corp.	10,400	118,903
	ASKUL Corp.	77,300	2,482,869
#	Asti Corp.	19,400	225,861
#	Atom Corp.	688,400	5,236,744
	Atsugi Co., Ltd.	106,100	602,282
*	Aucfan Co., Ltd.	3,100	27,818
*	Aucnet, Inc.	28,200	264,230
	Autobacs Seven Co., Ltd.	514,600	6,502,296
	Avantia Co., Ltd.	74,800	603,251
	Baroque Japan, Ltd.	91,600	569,320
*	Beaglee, Inc.	35,300	620,635
	Beauty Garage, Inc.	18,600	310,833
	Beenos, Inc.	7,100	68,090
	Belluna Co., Ltd.	350,500	1,981,079
	Bic Camera, Inc.	330,600	3,512,151
#	Bookoff Group Holdings, Ltd.	68,800	536,504
#	BRONCO BILLY Co., Ltd.	68,200	1,532,538
	Can Do Co., Ltd.	66,700	1,287,854
	Central Automotive Products, Ltd.	82,500	1,618,785
	Central Sports Co., Ltd.	45,800	958,135
#	Chikaranomoto Holdings Co., Ltd.	35,400	228,993
	CHIMNEY Co., Ltd.	36,800	495,980
	Chiyoda Co., Ltd.	123,100	1,348,505
49

The Japanese Small Company Series

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		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Chofu Seisakusho Co., Ltd.	134,000	$2,813,387
*	Choushimaru Co., Ltd.	7,600	77,151
	Chuo Spring Co., Ltd.	19,500	507,818
	Cleanup Corp.	142,100	755,820
#	Colowide Co., Ltd.	351,400	4,796,868
	Corona Corp.	102,800	985,689
	Create Restaurants Holdings, Inc.	587,100	3,872,364
*	Curves Holdings Co., Ltd.	253,600	1,390,655
	Daido Metal Co., Ltd.	278,500	1,415,289
	Daidoh, Ltd.	105,400	212,670
	Daikoku Denki Co., Ltd.	57,800	688,862
	Daikyonishikawa Corp.	268,300	1,207,049
	Dainichi Co., Ltd.	68,900	442,170
	DCM Holdings Co., Ltd.	713,300	8,179,003
	DD Holdings Co., Ltd.	58,200	496,567
*	Descente, Ltd.	182,100	2,522,110
	Doshisha Co., Ltd.	161,800	2,449,107
	Doutor Nichires Holdings Co., Ltd.	189,786	3,069,471
	Dynic Corp.	38,300	262,033
	Eagle Industry Co., Ltd.	182,900	1,228,308
#	EAT&Co, Ltd.	33,000	546,148
#	EDION Corp.	541,600	5,500,910
	Enigmo, Inc.	147,600	1,822,896
	ES-Con Japan, Ltd.	179,200	1,364,671
	Eslead Corp.	52,100	656,561
	ESTELLE Holdings Co., Ltd.	12,600	72,097
	Exedy Corp.	189,100	2,822,911
	FCC Co., Ltd.	237,200	4,078,161
	Felissimo Corp.	17,800	179,051
	Fields Corp.	119,200	370,723
	Fine Sinter Co., Ltd.	10,300	162,066
	First Juken Co., Ltd.	42,500	368,252
#	First-corp, Inc.	45,300	229,977
#	FJ Next Co., Ltd.	113,300	903,458
	Foster Electric Co., Ltd.	140,700	1,377,141
	France Bed Holdings Co., Ltd.	153,900	1,208,303
	F-Tech, Inc.	100,000	466,773
	Fuji Co., Ltd.	127,700	2,222,315
	Fuji Corp.	38,000	707,331
	Fuji Corp., Ltd.	177,600	886,716
#	Fuji Kyuko Co., Ltd.	60,900	1,904,799
	Fujibo Holdings, Inc.	67,500	2,045,942
	Fujikura Composites, Inc.	131,300	451,094
#	Fujio Food System Co., Ltd.	100,600	1,337,455
	Fujishoji Co., Ltd.	55,100	349,705
#	Fujita Kanko, Inc.	44,200	698,812
	Fujitsu General, Ltd.	151,200	3,106,367
	FuKoKu Co., Ltd.	67,200	426,630
*	Funai Electric Co., Ltd.	135,600	632,517
#	Furukawa Battery Co., Ltd. (The)	101,100	1,239,715
	Furyu Corp.	100,400	965,581
	Futaba Industrial Co., Ltd.	378,700	1,591,951
#	Gakkyusha Co., Ltd.	50,900	510,915
	Genki Sushi Co., Ltd.	37,200	799,112
	Geo Holdings Corp.	222,600	2,797,293
#	Gfoot Co., Ltd.	87,000	416,681
	GLOBERIDE, Inc.	56,099	1,053,419
# *	Gokurakuyu Holdings Co., Ltd.	82,500	290,302
#	Golf Digest Online, Inc.	61,600	303,819
50

The Japanese Small Company Series

continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Greens Co., Ltd.	32,000	$142,470
	GSI Creos Corp.	31,592	369,469
	G-Tekt Corp.	147,400	1,430,274
	Gunze, Ltd.	110,800	4,117,612
	H2O Retailing Corp.	380,400	2,544,991
	Hagihara Industries, Inc.	84,800	1,123,749
#	Hakuyosha Co., Ltd.	12,900	344,413
#	Hamee Corp.	36,100	564,041
	Handsman Co., Ltd.	39,600	533,360
	Happinet Corp.	106,900	1,117,726
	Harada Industry Co., Ltd.	23,300	185,963
	Hard Off Corp. Co., Ltd.	67,300	443,963
	Haruyama Holdings, Inc.	54,800	387,951
	Heian Ceremony Service Co., Ltd.	8,300	65,306
	Heiwa Corp.	33,800	565,313
	Hiday Hidaka Corp.	160,265	2,499,867
	HI-LEX Corp.	115,600	1,279,484
#	Himaraya Co., Ltd.	32,100	250,887
#	Hinokiya Group Co., Ltd.	42,000	642,043
*	Hiramatsu, Inc.	75,200	125,567
#	HIS Co., Ltd.	173,400	2,584,531
	H-One Co., Ltd.	138,800	714,623
	Honeys Holdings Co., Ltd.	147,340	1,567,178
	Hoosiers Holdings	294,400	1,452,811
#	Hotland Co., Ltd.	41,100	443,271
#	House Do Co., Ltd.	28,700	244,991
#	HUB Co., Ltd.	27,300	178,109
	I K K, Inc.	56,900	312,128
#	IBJ, Inc.	86,800	602,307
	Ichibanya Co., Ltd.	101,858	4,488,800
	Ichikoh Industries, Ltd.	162,000	740,377
	IDOM, Inc.	399,100	1,839,356
	IJTT Co., Ltd.	163,680	676,423
	Imasen Electric Industrial	118,700	814,015
	Izuhakone Railway Co., Ltd.	300	0
	Janome Sewing Machine Co., Ltd.	104,900	444,766
#	Japan Best Rescue System Co., Ltd.	114,400	888,871
	Japan Wool Textile Co., Ltd. (The)	360,200	3,577,196
#	JFLA Holdings, Inc.	106,300	359,900
	JINS Holdings, Inc.	84,200	5,129,750
#	Joban Kosan Co., Ltd.	46,199	613,156
	Joshin Denki Co., Ltd.	117,600	2,363,798
	Joyful Honda Co., Ltd.	15,000	197,975
	JP-Holdings, Inc.	339,700	869,349
	JVCKenwood Corp.	747,400	1,136,449
*	Kappa Create Co., Ltd.	79,600	1,085,131
	Kasai Kogyo Co., Ltd.	177,900	753,219
	Kawai Musical Instruments Manufacturing Co., Ltd.	34,000	878,755
	Keihin Corp.	340,100	7,962,442
	Keiyo Co., Ltd.	259,500	1,780,048
	KFC Holdings Japan, Ltd.	69,400	1,929,134
	King Co., Ltd.	54,100	251,605
	Kintetsu Department Store Co., Ltd.	53,900	1,518,261
	Ki-Star Real Estate Co., Ltd.	50,600	805,609
# *	KNT-CT Holdings Co., Ltd.	57,800	534,666
	Kohnan Shoji Co., Ltd.	152,700	4,814,218
	Kojima Co., Ltd.	189,400	971,092
	Komatsu Matere Co., Ltd.	214,100	1,469,331
	KOMEDA Holdings Co., Ltd.	327,900	5,564,381

51

The Japanese Small Company Series

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		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Komehyo Co., Ltd.	50,000	$364,921
	Komeri Co., Ltd.	210,400	5,396,300
	Konaka Co., Ltd.	168,606	497,233
	Koshidaka Holdings Co., Ltd.	188,000	730,333
	Kourakuen Holdings Corp.	72,000	1,037,650
	KU Holdings Co., Ltd.	118,500	917,807
	Kura Sushi, Inc.	66,900	3,261,624
	Kurabo Industries, Ltd.	125,400	2,639,803
	Kushikatsu Tanaka Holdings Co.	8,000	126,736
*	KYB Corp.	144,700	2,713,155
	Kyoritsu Maintenance Co., Ltd.	156,262	5,345,819
*	Laox Co., Ltd.	104,500	179,241
	LEC, Inc.	156,800	2,360,549
*	Litalico, Inc.	42,200	946,149
	LIXIL VIVA Corp.	157,200	3,797,373
	Look Holdings, Inc.	24,200	173,326
	Mamiya-Op Co., Ltd.	31,100	210,862
	Mars Group Holdings Corp.	87,100	1,313,383
#	Maruzen CHI Holdings Co., Ltd.	106,300	390,901
	Matsuyafoods Holdings Co., Ltd.	61,200	2,076,179
	Media Do Co., Ltd.	32,700	1,340,111
	Meiko Network Japan Co., Ltd.	134,900	1,069,052
	Meiwa Estate Co., Ltd.	78,000	299,638
	Mikuni Corp.	160,200	407,253
*	Mitsuba Corp.	219,790	948,056
	Mizuno Corp.	121,300	2,337,271
#	Monogatari Corp. (The)	33,400	2,608,545
	Morito Co., Ltd.	105,900	651,453
	MrMax Holdings, Ltd.	158,200	890,599
	Murakami Corp.	30,200	714,921
	Musashi Seimitsu Industry Co., Ltd.	328,000	2,944,495
	Nafco Co., Ltd.	50,300	666,244
	Nagase Brothers, Inc.	200	10,765
	Nagawa Co., Ltd.	44,300	3,215,002
#	Nakayamafuku Co., Ltd.	74,400	338,703
#	New Art Holdings Co., Ltd.	8,934	54,642
#	Nextage Co., Ltd.	193,700	1,560,699
	NHK Spring Co., Ltd.	398,400	2,591,058
	Nichirin Co., Ltd.	62,260	781,144
	Nihon House Holdings Co., Ltd.	283,600	723,937
	Nihon Plast Co., Ltd.	117,500	511,016
	Nihon Tokushu Toryo Co., Ltd.	80,800	743,494
	Nikki Co., Ltd.	2,100	34,919
	Nippon Felt Co., Ltd.	84,000	368,404
	Nippon Piston Ring Co., Ltd.	46,000	516,152
	Nippon Seiki Co., Ltd.	343,900	4,044,289
	Nishikawa Rubber Co., Ltd.	32,400	425,485
#	Nishimatsuya Chain Co., Ltd.	344,100	3,550,338
	Nissan Shatai Co., Ltd.	509,800	4,400,152
	Nissan Tokyo Sales Holdings Co., Ltd.	171,800	408,520
	Nissin Kogyo Co., Ltd.	316,900	6,445,583
	Nittan Valve Co., Ltd.	93,500	191,142
	Nojima Corp.	217,600	5,506,836
	Ohashi Technica, Inc.	71,700	1,019,097
	Ohsho Food Service Corp.	88,700	4,948,511
*	Oisix ra daichi, Inc.	63,300	1,239,858
	Onward Holdings Co., Ltd.	656,600	1,940,544
#	Ootoya Holdings Co., Ltd.	40,200	820,304
# *	Open Door, Inc.	53,800	653,242

52

The Japanese Small Company Series

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		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Ozu Corp.	19,000	$300,764
	Pacific Industrial Co., Ltd.	325,000	2,865,878
	PAL GROUP Holdings Co., Ltd.	146,800	1,770,818
#	PAPYLESS Co., Ltd.	34,600	774,107
	Paris Miki Holdings, Inc.	167,000	472,856
#	PC Depot Corp.	209,781	1,485,364
	People Co., Ltd.	19,600	147,488
# *	Pepper Food Service Co., Ltd.	59,000	292,693
#	PIA Corp.	30,600	968,216
	Piolax, Inc.	207,700	3,107,051
	Plenus Co., Ltd.	51,100	848,405
	Press Kogyo Co., Ltd.	636,000	1,728,242
	Pressance Corp.	241,700	2,664,919
*	QB Net Holdings Co., Ltd.	5,000	96,301
#	Raccoon Holdings, Inc.	90,200	793,174
	Regal Corp.	1,500	31,412
	Renaissance, Inc.	87,900	818,793
	Resorttrust, Inc.	439,700	5,706,649
	Rhythm Watch Co., Ltd.	52,000	295,515
#	Riberesute Corp.	49,800	343,778
#	Ride On Express Holdings Co., Ltd.	52,900	1,282,187
# *	Right On Co., Ltd.	103,825	582,372
	Riken Corp.	60,100	1,668,583
#	Ringer Hut Co., Ltd.	137,700	2,994,090
	Riso Kyoiku Co., Ltd.	626,300	1,892,390
#	Round One Corp.	455,500	3,293,991
#	Royal Holdings Co., Ltd.	179,100	3,119,527
*	Royal Hotel, Ltd. (The)	2,100	26,362
	Sac’s Bar Holdings, Inc.	136,450	763,600
	Saizeriya Co., Ltd.	201,200	3,899,018
	Sakai Ovex Co., Ltd.	32,199	675,090
	San Holdings, Inc.	62,200	704,409
# *	Sanden Holdings Corp.	104,200	333,871
	Sanei Architecture Planning Co., Ltd.	62,600	755,613
	Sangetsu Corp.	318,650	4,512,174
	Sankyo Seiko Co., Ltd.	252,500	1,039,371
#	Sanoh Industrial Co., Ltd.	157,800	989,347
	Sanyei Corp.	4,300	110,034
	Sanyo Electric Railway Co., Ltd.	121,198	2,472,290
	Sanyo Shokai, Ltd.	77,299	512,201
	Scroll Corp.	198,700	806,086
	Seiko Holdings Corp.	170,282	2,715,001
	Seiren Co., Ltd.	349,400	4,415,267
*	Senshukai Co., Ltd.	193,500	622,213
	SFP Holdings Co., Ltd.	61,800	894,708
# *	Shidax Corp.	143,400	321,750
	Shikibo, Ltd.	65,500	605,750
	Shimachu Co., Ltd.	259,400	7,209,454
	Shimojima Co., Ltd.	46,100	501,153
	Shoei Co., Ltd.	165,100	4,136,125
	Showa Corp.	399,000	8,246,911
*	Silver Life Co., Ltd.	2,000	43,473
#	Snow Peak, Inc.	65,500	673,863
	SNT Corp.	223,900	493,965
	Soft99 Corp.	83,400	646,543
	Sotoh Co., Ltd.	47,400	421,225
	Space Value Holdings Co., Ltd.	230,700	751,155
	SPK Corp.	45,400	605,999
# *	SRS Holdings Co., Ltd.	132,600	1,116,446

53

The Japanese Small Company Series

continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	St Marc Holdings Co., Ltd.	110,700	$1,707,895
	Step Co., Ltd.	62,400	875,375
	Studio Alice Co., Ltd.	62,400	911,787
	Suminoe Textile Co., Ltd.	34,700	666,487
	Sumitomo Riko Co., Ltd.	272,200	1,580,775
	Suncall Corp.	132,600	541,299
	Syuppin Co., Ltd.	124,400	837,707
	T RAD Co., Ltd.	47,200	582,435
#	Tachikawa Corp.	69,800	842,258
	Tachi-S Co., Ltd.	202,840	1,636,908
	Taiho Kogyo Co., Ltd.	115,900	569,941
#	Takashimaya Co., Ltd.	567,200	4,749,443
	Take And Give Needs Co., Ltd.	65,910	383,958
	Takihyo Co., Ltd.	34,800	600,209
#	Tama Home Co., Ltd.	91,000	1,040,514
	Tamron Co., Ltd.	114,800	1,985,787
	Tbk Co., Ltd.	155,300	645,041
#	Tear Corp.	60,900	288,788
	Temairazu, Inc.	5,400	225,258
	Tenpos Holdings Co., Ltd.	27,600	504,032
	T-Gaia Corp.	141,900	2,682,059
	Tigers Polymer Corp.	86,100	395,415
	Toa Corp.	171,700	1,159,715
	Toabo Corp.	45,799	211,386
	Tokai Rika Co., Ltd.	318,600	4,635,665
	Token Corp.	50,150	3,271,771
*	Tokyo Base Co., Ltd.	109,300	360,694
#	Tokyo Dome Corp.	537,700	3,864,103
	Tokyo Individualized Educational Institute, Inc.	78,300	376,291
	Tokyo Radiator Manufacturing Co., Ltd.	24,300	126,276
	Tokyotokeiba Co., Ltd.	76,000	2,532,741
	Tomy Co., Ltd.	590,693	4,670,030
	Topre Corp.	231,100	2,590,462
#	Toridoll Holdings Corp.	303,400	3,413,669
#	Torikizoku Co., Ltd.	27,900	391,139
	Tosho Co., Ltd.	110,400	1,312,994
	Toyo Tire Corp	445,400	6,010,777
	TPR Co., Ltd.	157,300	1,962,442
	Treasure Factory Co., Ltd.	10,300	74,176
	TS Tech Co., Ltd.	127,093	3,503,418
	TSI Holdings Co., Ltd.	413,695	1,778,217
	Tsukada Global Holdings, Inc.	95,600	265,649
	Tsukamoto Corp. Co., Ltd.	19,000	199,834
	Tsutsumi Jewelry Co., Ltd.	47,800	832,181
# *	Umenohana Co., Ltd.	22,200	270,712
	Unipres Corp.	280,400	2,459,172
	United Arrows, Ltd.	146,600	2,489,510
*	Unitika, Ltd.	265,600	880,364
*	Universal Entertainment Corp.	43,800	855,132
*	VIA Holdings, Inc.	150,600	589,055
#	Village Vanguard Co., Ltd.	35,500	323,716
# *	Visionary Holdings Co., Ltd.	50,109	160,798
	VT Holdings Co., Ltd.	563,100	1,842,411
	Wacoal Holdings Corp.	297,800	5,520,564
	Waseda Academy Co., Ltd.	30,400	274,808
	WATAMI Co., Ltd.	150,400	1,328,124
	Watts Co., Ltd.	52,100	456,924
#	Weds Co., Ltd.	14,500	68,838
	World Co., Ltd.	13,100	200,097

54

The Japanese Small Company Series

continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Xebio Holdings Co., Ltd.	179,400	$1,397,734
	Yachiyo Industry Co., Ltd.	54,900	254,531
	Yagi & Co., Ltd.	18,600	286,362
	Yamato International, Inc.	100,500	372,713
	Yasunaga Corp.	54,500	543,035
	Yellow Hat, Ltd.	235,600	3,245,302
	Yomiuri Land Co., Ltd.	28,200	930,458
	Yondoshi Holdings, Inc.	107,320	1,769,666
	Yorozu Corp.	139,500	1,376,037
	Yoshinoya Holdings Co., Ltd.	293,700	6,069,916
	Yossix Co., Ltd.	22,600	415,540
	Yutaka Giken Co., Ltd.	8,700	136,873
TOTAL CONSUMER DISCRETIONARY			512,154,473

CONSUMER STAPLES — (7.8%)
	Aeon Hokkaido Corp.	225,300	1,744,691
#	AFC-HD AMS Life Science Co., Ltd.	48,300	308,446
	Albis Co., Ltd.	38,700	786,520
	Arcs Co., Ltd.	283,700	5,716,532
	Artnature, Inc.	127,900	728,975
	Axial Retailing, Inc.	112,200	4,491,570
	Belc Co., Ltd.	73,500	5,033,467
#	Bourbon Corp.	50,700	854,344
	Bull-Dog Sauce Co., Ltd.	3,000	31,972
	Cawachi, Ltd.	55,400	1,430,910
#	C’BON COSMETICS Co., Ltd.	10,800	202,360
	Chubu Shiryo Co., Ltd.	157,900	2,393,172
	Chuo Gyorui Co., Ltd.	9,800	237,949
	cocokara fine, Inc.	134,660	7,279,224
	Como Co., Ltd.	2,600	57,974
	Cota Co., Ltd.	92,642	1,018,952
	Create SD Holdings Co., Ltd.	136,600	4,261,797
	Daikokutenbussan Co., Ltd.	38,800	1,740,735
	Delica Foods Holdings Co., Ltd.	66,700	380,896
#	DyDo Group Holdings, Inc.	58,800	2,662,422
	Earth Corp.	34,700	2,646,250
	Ebara Foods Industry, Inc.	27,900	562,498
	Eco’s Co., Ltd.	48,500	863,538
	Ensuiko Sugar Refining Co., Ltd.	86,200	163,046
	Feed One Co., Ltd.	792,440	1,483,660
*	First Baking Co., Ltd.	12,000	107,885
	Fujicco Co., Ltd.	132,200	2,457,508
	Fujiya Co., Ltd.	67,800	1,401,625
	G-7 Holdings, Inc.	74,800	1,632,433
	Genky DrugStores Co., Ltd.	53,900	1,785,423
#	HABA Laboratories, Inc.	16,100	755,441
	Hagoromo Foods Corp.	19,000	505,649
	Halows Co., Ltd.	55,900	1,749,625
	Hayashikane Sangyo Co., Ltd.	29,400	156,801
	Heiwado Co., Ltd.	210,100	3,680,564
	Hokkaido Coca-Cola Bottling Co., Ltd.	18,699	678,954
	Hokuto Corp.	156,600	2,947,323
#	Ichimasa Kamaboko Co., Ltd.	37,500	349,747
	Imuraya Group Co., Ltd.	60,500	1,280,573
	Inageya Co., Ltd.	30,900	485,379
	Itochu-Shokuhin Co., Ltd.	36,700	1,744,578
	Itoham Yonekyu Holdings, Inc.	366,500	2,208,776
	Iwatsuka Confectionery Co., Ltd.	7,700	267,540
#	JM Holdings Co., Ltd.	71,100	1,989,290
55

The Japanese Small Company Series

continued

		Shares	Value»
CONSUMER STAPLES — (Continued)
	J-Oil Mills, Inc.	68,400	$2,528,237
#	Kadoya Sesame Mills, Inc.	15,600	541,690
	Kakiyasu Honten Co., Ltd.	56,900	1,364,796
	Kameda Seika Co., Ltd.	88,300	4,251,873
#	Kaneko Seeds Co., Ltd.	41,300	547,438
	Kansai Super Market, Ltd.	89,900	911,601
	Kato Sangyo Co., Ltd.	167,900	5,502,205
	Kenko Mayonnaise Co., Ltd.	80,700	1,447,833
	Key Coffee, Inc.	4,900	103,983
	Kirindo Holdings Co., Ltd.	45,900	1,039,516
#	Kitanotatsujin Corp.	258,100	1,237,423
	Kotobuki Spirits Co., Ltd.	68,000	2,799,649
	Kyokuyo Co., Ltd.	64,299	1,619,939
	Lacto Japan Co., Ltd.	30,600	1,050,435
	Life Corp.	112,400	3,612,177
	Marudai Food Co., Ltd.	141,000	2,486,306
	Maruha Nichiro Corp.	197,607	4,047,135
	Maxvalu Tokai Co., Ltd.	45,200	1,039,036
#	Medical System Network Co., Ltd.	164,200	756,631
	Megmilk Snow Brand Co., Ltd.	277,400	6,461,210
	Meito Sangyo Co., Ltd.	64,800	791,306
	Milbon Co., Ltd.	154,752	7,397,046
	Ministop Co., Ltd.	98,700	1,383,834
	Mitsubishi Shokuhin Co., Ltd.	106,600	2,723,356
	Mitsui Sugar Co., Ltd.	110,870	2,034,817
	Miyoshi Oil & Fat Co., Ltd.	50,600	542,375
	Morinaga Milk Industry Co., Ltd.	179,200	7,978,557
#	Morozoff, Ltd.	19,500	1,043,974
	Nagatanien Holdings Co., Ltd.	76,900	1,541,313
	Nakamuraya Co., Ltd.	28,700	1,070,866
	Natori Co., Ltd.	67,800	1,114,412
	Nichimo Co., Ltd.	17,000	301,326
	Nihon Chouzai Co., Ltd.	80,420	1,189,461
#	Niitaka Co., Ltd.	2,860	149,078
	Nippon Beet Sugar Manufacturing Co., Ltd.	70,900	1,236,497
	Nippon Flour Mills Co., Ltd.	388,300	5,829,229
	Nippon Suisan Kaisha, Ltd.	1,794,300	7,810,083
	Nishimoto Co., Ltd.	13,300	262,956
	Nisshin Oillio Group, Ltd. (The)	178,600	5,589,406
	Nissin Sugar Co., Ltd.	108,400	1,870,752
	Nitto Fuji Flour Milling Co., Ltd.	8,100	482,846
	Noevir Holdings Co., Ltd.	52,200	2,231,680
	Oenon Holdings, Inc.	350,400	1,313,901
	OIE Sangyo Co., Ltd.	22,000	303,045
	Okuwa Co., Ltd.	163,400	2,509,669
	Olympic Group Corp.	52,200	406,558
#	OUG Holdings, Inc.	19,800	496,463
	Pickles Corp.	23,800	568,654
	Prima Meat Packers, Ltd.	195,900	5,261,214
	Qol Holdings Co., Ltd.	165,300	1,737,628
	Retail Partners Co., Ltd.	107,600	1,695,319
	Riken Vitamin Co., Ltd.	152,900	3,232,004
	Rock Field Co., Ltd.	94,800	1,144,839
	Rokko Butter Co., Ltd.	82,400	1,175,406
	S Foods, Inc.	116,762	2,852,539
#	S&B Foods, Inc.	42,798	1,568,717
#	Sagami Rubber Industries Co., Ltd.	58,600	878,656
	San-A Co., Ltd.	114,500	4,389,218
	Sapporo Holdings, Ltd.	314,800	5,919,792
56

The Japanese Small Company Series

continued

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Sato Foods Co., Ltd.	800	$29,008
	Satudora Holdings Co., Ltd.	1,300	23,862
	Shinobu Foods Products Co., Ltd.	1,600	8,842
#	Shoei Foods Corp.	71,900	2,804,293
#	Showa Sangyo Co., Ltd.	127,500	3,906,628
#	Soiken Holdings, Inc.	24,200	119,408
	ST Corp.	13,800	219,855
#	Starzen Co., Ltd.	45,700	1,799,118
	Takara Holdings, Inc.	83,600	748,209
#	Toho Co., Ltd.	49,900	875,367
	Tohto Suisan Co., Ltd.	14,799	442,974
	Torigoe Co., Ltd. (The)	94,500	778,957
	Toyo Sugar Refining Co., Ltd.	15,700	179,621
	Transaction Co., Ltd.	89,700	902,426
	United Super Markets Holdings, Inc.	390,500	4,119,499
	Valor Holdings Co., Ltd.	260,900	5,101,990
	Warabeya Nichiyo Holdings Co., Ltd.	84,860	1,337,421
	Watahan & Co., Ltd.	48,700	862,668
	Yaizu Suisankagaku Industry Co., Ltd.	62,100	533,004
	YAKUODO Holdings Co., Ltd.	70,500	1,722,679
	Yamami Co.	1,200	26,164
	YA-MAN, Ltd.	149,500	1,482,337
	Yamatane Corp.	63,700	705,750
	Yamaya Corp.	25,600	541,204
	Yamazawa Co., Ltd.	11,800	189,859
	Yokohama Reito Co., Ltd.	328,000	2,718,901
	Yomeishu Seizo Co., Ltd.	49,900	853,476
#	Yuasa Funashoku Co., Ltd.	14,300	367,528
	Yutaka Foods Corp.	3,900	60,736
TOTAL CONSUMER STAPLES			240,106,703

ENERGY — (1.2%)
	BP Castrol K.K.	48,700	529,013
	Cosmo Energy Holdings Co., Ltd.	344,800	5,066,032
	Fuji Kosan Co., Ltd.	33,100	136,103
*	Fuji Oil Co., Ltd.	355,100	567,866
	Itochu Enex Co., Ltd.	374,600	3,043,896
#	Iwatani Corp.	244,000	8,533,982
	Japan Oil Transportation Co., Ltd.	16,500	492,780
	Japan Petroleum Exploration Co., Ltd.	234,700	3,970,075
	Mitsuuroko Group Holdings Co., Ltd.	207,300	2,226,220
#	Modec, Inc.	128,800	1,844,320
	Nippon Coke & Engineering Co., Ltd.	978,100	610,295
	Sala Corp.	336,900	1,775,119
	San-Ai Oil Co., Ltd.	400,100	3,617,466
	Sinanen Holdings Co., Ltd.	52,000	1,320,292
	Toa Oil Co., Ltd.	47,000	889,079
	Toyo Kanetsu K.K.	53,100	1,043,899
TOTAL ENERGY			35,666,437

FINANCIALS — (8.4%)
	77 Bank, Ltd. (The)	412,152	6,146,722
#	Advance Create Co., Ltd.	32,800	640,291
	Aichi Bank, Ltd. (The)	62,800	1,624,413
# *	Aiful Corp.	1,614,500	3,568,146
	Aizawa Securities Co., Ltd.	239,700	1,522,595
	Akatsuki Corp.	118,100	289,668
	Akita Bank, Ltd. (The)	112,740	1,518,880
57

The Japanese Small Company Series

continued

		Shares	Value»
FINANCIALS — (Continued)
	Aomori Bank, Ltd. (The)	130,200	$2,713,080
	Asax Co., Ltd.	9,300	57,447
	Awa Bank, Ltd. (The)	250,800	5,650,474
	Bank of Iwate, Ltd. (The)	108,800	2,636,803
#	Bank of Kochi, Ltd. (The)	54,300	333,420
#	Bank of Nagoya, Ltd. (The)	76,330	1,641,300
	Bank of Okinawa, Ltd. (The)	155,060	4,470,542
	Bank of Saga, Ltd. (The)	96,500	1,051,681
	Bank of the Ryukyus, Ltd.	237,880	2,119,012
#	Bank of Toyama, Ltd. (The)	14,500	314,345
#	Casa, Inc.	3,200	33,776
	Chiba Kogyo Bank, Ltd. (The)	403,000	879,205
	Chugoku Bank, Ltd. (The)	545,500	5,061,297
	Chukyo Bank, Ltd. (The)	72,800	1,451,938
	Daishi Hokuetsu Financial Group, Inc.	279,400	5,668,665
	Daito Bank, Ltd. (The)	65,900	384,160
	eGuarantee, Inc.	187,500	4,450,203
	Ehime Bank, Ltd. (The)	228,000	2,468,139
#	Entrust, Inc.	28,900	200,133
	FIDEA Holdings Co., Ltd.	1,258,300	1,179,438
#	Financial Products Group Co., Ltd.	301,800	1,672,231
	First Bank of Toyama, Ltd. (The)	294,300	732,910
# *	First Brothers Co., Ltd.	31,900	221,973
	Fukui Bank, Ltd. (The)	156,800	2,441,496
	Fukushima Bank, Ltd. (The)	169,100	268,354
	Fuyo General Lease Co., Ltd.	130,300	7,260,187
#	GCA Corp.	118,000	679,284
#	GMO Financial Holdings, Inc.	252,300	1,488,386
	Gunma Bank, Ltd. (The)	1,764,540	5,617,809
	Hachijuni Bank, Ltd. (The)	631,300	2,402,903
#	Hirose Tusyo, Inc.	20,800	361,528
	Hiroshima Bank, Ltd. (The)	1,286,900	6,087,450
	Hokkoku Bank, Ltd. (The)	159,200	4,233,201
	Hokuhoku Financial Group, Inc.	872,900	7,250,762
	Hyakugo Bank, Ltd. (The)	1,540,709	4,702,120
	Hyakujushi Bank, Ltd. (The)	161,000	2,909,090
	Ichiyoshi Securities Co., Ltd.	262,900	1,113,719
	IwaiCosmo Holdings, Inc.	127,900	1,306,855
	Iyo Bank, Ltd. (The)	891,118	5,454,663
#	J Trust Co., Ltd.	458,400	1,308,053
	Jaccs Co., Ltd.	152,900	2,504,513
	Jafco Co., Ltd.	214,900	7,267,280
*	Japan Asia Investment Co., Ltd.	93,300	198,638
#	Japan Investment Adviser Co., Ltd.	70,300	673,286
	Japan Securities Finance Co., Ltd.	719,100	3,417,234
	Jimoto Holdings, Inc.	1,028,500	909,064
	Juroku Bank, Ltd. (The)	207,200	3,776,091
#	Kansai Mirai Financial Group, Inc.	256,067	964,086
	Keiyo Bank, Ltd. (The)	737,900	3,563,562
	Kita-Nippon Bank, Ltd. (The)	53,006	957,428
	Kiyo Bank, Ltd. (The)	449,190	6,839,137
	Kyokuto Securities Co., Ltd.	160,400	761,572
	Kyushu Financial Group, Inc.	1,234,627	5,228,463
#	Kyushu Leasing Service Co., Ltd.	34,000	162,067
*	M&A Capital Partners Co., Ltd.	82,500	3,066,728
#	Marusan Securities Co., Ltd.	396,400	1,508,399
	Mercuria Investment Co., Ltd.	70,500	387,074
#	Michinoku Bank, Ltd. (The)	304,798	3,197,701
#	Mito Securities Co., Ltd.	401,800	736,487
58

The Japanese Small Company Series

continued

		Shares	Value»
FINANCIALS — (Continued)
	Miyazaki Bank, Ltd. (The)	110,900	$2,457,752
	Mizuho Leasing Co., Ltd.	192,300	4,238,744
	Monex Group, Inc.	1,070,900	2,174,387
#	Money Partners Group Co., Ltd.	149,100	275,311
#	Morningstar Japan KK	11,800	43,564
	Musashino Bank, Ltd. (The)	211,200	3,027,751
	Nagano Bank, Ltd. (The)	57,299	624,637
	Nanto Bank, Ltd. (The)	199,500	3,884,196
	NEC Capital Solutions, Ltd.	63,500	1,170,279
#	NFC Holdings, Inc.	4,200	86,867
	Nishi-Nippon Financial Holdings, Inc.	903,200	6,104,488
	North Pacific Bank, Ltd.	1,873,200	3,621,322
# *	OAK Capital Corp.	319,800	337,440
	Ogaki Kyoritsu Bank, Ltd. (The)	256,300	5,420,823
	Oita Bank, Ltd. (The)	94,099	2,081,844
	Okasan Securities Group, Inc.	1,147,800	3,473,114
	Premium Group Co., Ltd.	2,000	35,160
	Ricoh Leasing Co., Ltd.	98,600	2,721,158
	San ju San Financial Group, Inc.	126,510	1,554,369
	San-In Godo Bank, Ltd. (The)	1,005,900	5,076,979
#	Sawada Holdings Co., Ltd.	152,200	1,285,545
	Senshu Ikeda Holdings, Inc.	1,638,200	2,444,433
	Shiga Bank, Ltd. (The)	314,600	7,006,726
	Shikoku Bank, Ltd. (The)	374,100	2,733,020
	Shimizu Bank, Ltd. (The)	54,600	901,920
	Sparx Group Co., Ltd.	621,600	1,251,000
	Strike Co., Ltd.	47,700	2,142,496
	Suruga Bank, Ltd.	202,600	712,115
	Taiko Bank, Ltd. (The)	41,800	600,222
	Tochigi Bank, Ltd. (The)	696,900	1,055,102
	Toho Bank, Ltd. (The)	1,318,300	2,735,834
	Tohoku Bank, Ltd. (The)	67,200	604,849
	Tokai Tokyo Financial Holdings, Inc.	1,358,100	3,010,531
	Tokyo Kiraboshi Financial Group, Inc.	202,438	2,074,333
	Tomato Bank, Ltd.	54,500	518,182
	TOMONY Holdings, Inc.	963,950	3,100,239
	Tottori Bank, Ltd. (The)	62,200	708,306
	Towa Bank, Ltd. (The)	184,000	1,193,897
	Toyo Securities Co., Ltd.	473,100	518,585
# *	Traders Holdings Co., Ltd.	68,600	55,098
	Tsukuba Bank, Ltd.	402,600	659,016
	Yamagata Bank, Ltd. (The)	187,200	2,313,490
	Yamaguchi Financial Group, Inc.	1,098,572	6,750,917
	Yamanashi Chuo Bank, Ltd. (The)	227,400	1,800,156
TOTAL FINANCIALS			256,293,754

HEALTH CARE — (4.7%)
#	Advantage Risk Management Co., Ltd.	38,800	283,159
	As One Corp.	30,968	3,381,277
	ASKA Pharmaceutical Co., Ltd.	167,300	1,887,663
	Biofermin Pharmaceutical Co., Ltd.	28,700	634,958
	BML, Inc.	168,900	4,399,201
	Carenet, Inc.	25,600	337,984
#	Charm Care Corp. KK	57,500	451,710
	CMIC Holdings Co., Ltd.	71,500	945,755
	Create Medic Co., Ltd.	38,700	353,101
	Daiken Medical Co., Ltd.	113,900	636,198
	Daito Pharmaceutical Co., Ltd.	77,380	2,867,933
#	Dvx, Inc.	45,900	361,273
59

The Japanese Small Company Series

continued

		Shares	Value»
HEALTH CARE — (Continued)
	Eiken Chemical Co., Ltd.	208,600	$3,339,095
	Elan Corp.	86,100	1,517,562
	EM Systems Co., Ltd.	246,500	2,251,200
	EPS Holdings, Inc.	211,600	2,031,734
	FALCO HOLDINGS Co., Ltd.	58,400	845,917
	FINDEX, Inc.	94,500	899,669
	Fuji Pharma Co., Ltd.	101,600	1,098,229
	Fukuda Denshi Co., Ltd.	57,200	3,840,088
	Fuso Pharmaceutical Industries, Ltd.	46,100	1,071,989
	Hogy Medical Co., Ltd.	84,200	2,599,186
#	I’rom Group Co., Ltd.	31,800	852,983
	Iwaki & Co., Ltd.	167,800	787,233
*	Japan Animal Referral Medical Center Co., Ltd.	9,600	187,507
	Japan Lifeline Co., Ltd.	407,500	5,402,097
#	Japan Medical Dynamic Marketing, Inc.	103,600	1,569,058
	Jeol, Ltd.	254,400	7,066,338
	JMS Co., Ltd.	96,557	723,577
	Kanamic Network Co., Ltd.	106,000	924,867
	Kawasumi Laboratories, Inc.	92,980	748,588
	Kissei Pharmaceutical Co., Ltd.	185,500	4,686,519
#	KYORIN Holdings, Inc.	269,500	5,519,162
	Linical Co., Ltd.	76,900	604,130
# *	Medical Data Vision Co., Ltd.	152,500	1,745,285
#	Medius Holdings Co., Ltd.	67,100	552,694
*	MedPeer, Inc.	31,500	815,364
	Menicon Co., Ltd.	179,200	8,857,211
	Miraca Holdings, Inc.	354,500	8,373,704
	Mizuho Medy Co., Ltd.	22,400	288,747
	Mochida Pharmaceutical Co., Ltd.	1,298	48,368
#	N Field Co., Ltd.	43,100	220,166
	Nakanishi, Inc.	166,000	2,169,875
	NichiiGakkan Co., Ltd.	249,800	3,864,636
	Nichi-iko Pharmaceutical Co., Ltd.	332,350	4,030,178
	Nippon Chemiphar Co., Ltd.	16,100	395,918
	Nipro Corp.	546,500	6,056,659
	Nissui Pharmaceutical Co., Ltd.	79,200	857,206
	Paramount Bed Holdings Co., Ltd.	141,300	5,773,075
	Rion Co., Ltd.	58,000	1,181,874
#	Seed Co., Ltd.	74,200	507,098
	Seikagaku Corp.	257,300	2,703,096
	Shin Nippon Biomedical Laboratories, Ltd.	41,600	250,635
	Shofu, Inc.	69,200	965,946
	Software Service, Inc.	21,000	2,195,322
	Solasto Corp.	332,500	3,313,052
	St-Care Holding Corp.	87,200	333,831
	Taiko Pharmaceutical Co., Ltd.	52,300	1,263,324
	Techno Medica Co., Ltd.	13,800	230,102
	Toho Holdings Co., Ltd.	292,000	5,457,349
	Tokai Corp.	148,900	3,286,588
	Torii Pharmaceutical Co., Ltd.	107,300	3,083,455
	Towa Pharmaceutical Co., Ltd.	183,000	3,389,439
	Tsukui Corp.	361,400	1,698,381
#	Uchiyama Holdings Co., Ltd.	26,400	79,891
#	UNIMAT Retirement Community Co., Ltd.	27,300	270,763
	Value HR Co., Ltd.	46,400	611,160
	Vital KSK Holdings, Inc.	301,500	2,894,476
*	Wakamoto Pharmaceutical Co., Ltd.	112,300	289,870
	WIN-Partners Co., Ltd.	114,800	1,035,428
TOTAL HEALTH CARE			144,197,106
60

The Japanese Small Company Series

continued

		Shares	Value»
INDUSTRIALS — (29.0%)
	A&A Material Corp.	26,000	$259,194
#	Abist Co., Ltd.	19,600	486,033
	Advan Co., Ltd.	171,500	2,137,866
	Advanex, Inc.	19,999	249,359
	Aeon Delight Co., Ltd.	90,100	2,511,891
	Aichi Corp.	241,800	1,671,146
	Aida Engineering, Ltd.	347,900	2,354,133
	Ajis Co., Ltd.	31,200	744,104
	Alconix Corp.	156,000	1,685,687
	Alinco, Inc.	91,100	788,110
	Alps Logistics Co., Ltd.	111,600	796,601
	Altech Co., Ltd.	10,900	23,389
#	Altech Corp.	116,370	2,058,048
	Anest Iwata Corp.	217,900	1,697,177
*	Arrk Corp.	532,000	564,824
	Asahi Diamond Industrial Co., Ltd.	367,300	1,673,154
	Asahi Kogyosha Co., Ltd.	28,800	880,233
	Asanuma Corp.	44,000	1,689,750
#	Asukanet Co., Ltd.	56,500	815,918
	Bando Chemical Industries, Ltd.	245,300	1,492,842
	BayCurrent Consulting, Inc.	90,500	7,567,014
	Bell System24 Holdings, Inc.	235,600	3,065,930
#	BeNEXT Group, Inc.	122,100	1,073,322
	Br Holdings Corp.	191,600	1,112,843
	Bunka Shutter Co., Ltd.	391,000	2,707,883
	Canare Electric Co., Ltd.	20,300	327,123
	Career Design Center Co., Ltd.	23,900	208,392
	Central Glass Co., Ltd.	237,500	4,039,652
	Central Security Patrols Co., Ltd.	57,500	2,283,724
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	109,900	1,612,265
	Chiyoda Integre Co., Ltd.	73,200	1,126,980
	Chodai Co., Ltd.	3,900	39,342
	Chori Co., Ltd.	80,000	1,368,137
	Chudenko Corp.	213,700	4,593,998
	Chugai Ro Co., Ltd.	37,400	531,657
	Chuo Warehouse Co., Ltd.	21,000	192,290
#	CMC Corp.	14,600	285,946
	Comany, Inc.	4,700	54,996
	Cosel Co., Ltd.	169,900	1,483,788
	Creek & River Co., Ltd.	57,400	568,762
	CTI Engineering Co., Ltd.	72,000	1,142,789
	CTS Co., Ltd.	176,900	1,470,191
	Dai-Dan Co., Ltd.	103,100	2,699,013
#	Daido Kogyo Co., Ltd.	50,400	313,289
	Daihatsu Diesel Manufacturing Co., Ltd.	126,300	508,393
	Daihen Corp.	135,100	4,836,071
	Daiho Corp.	110,800	2,499,544
	Dai-Ichi Cutter Kogyo K.K.	22,000	495,200
	Daiichi Jitsugyo Co., Ltd.	58,500	1,985,755
	Daiichi Kensetsu Corp.	31,000	510,089
	Daiki Axis Co., Ltd.	41,900	312,723
	Daiohs Corp.	22,100	208,809
	Daiseki Co., Ltd.	256,863	6,885,763
	Daiseki Eco. Solution Co., Ltd.	11,759	109,445
	Daisue Construction Co., Ltd.	52,900	404,159
	Daiwa Industries, Ltd.	228,400	1,922,091
	Denyo Co., Ltd.	115,100	2,044,523
#	DMG Mori Co., Ltd.	673,200	8,225,884
	DMW Corp.	4,800	120,688
61

The Japanese Small Company Series

continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Duskin Co., Ltd.	322,300	$8,211,745
#	Ebara Jitsugyo Co., Ltd.	39,900	1,053,941
	Eidai Co., Ltd.	198,200	578,463
	Endo Lighting Corp.	29,600	169,637
#	en-japan, Inc.	56,700	1,411,354
	Enshu, Ltd.	32,099	273,159
	EPCO Co., Ltd.	20,200	217,440
	ERI Holdings Co., Ltd.	1,500	9,075
	Escrow Agent Japan, Inc.	136,700	250,130
	F&M Co., Ltd.	41,700	438,705
*	FDK Corp.	47,198	378,988
#	Freund Corp.	75,600	457,639
	Fudo Tetra Corp.	109,680	1,447,538
#	Fuji Corp.	444,300	7,806,021
#	Fuji Die Co., Ltd.	57,500	350,087
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	21,146
	Fujikura, Ltd.	1,624,900	4,703,833
	Fujimak Corp.	12,600	79,103
	Fujisash Co., Ltd.	662,800	518,313
	Fujitec Co., Ltd.	308,000	5,667,358
	Fukuda Corp.	64,700	2,934,352
	Fukushima Galilei Co., Ltd.	88,700	2,816,842
	Fukuvi Chemical Industry Co., Ltd.	10,600	47,172
	Fukuyama Transporting Co., Ltd.	71,557	2,507,418
	FULLCAST Holdings Co., Ltd.	137,200	1,830,248
	Funai Soken Holdings, Inc.	263,570	5,963,587
	Furukawa Co., Ltd.	208,900	2,129,463
	Furukawa Electric Co., Ltd.	394,400	9,578,052
	Furusato Industries, Ltd.	66,000	858,573
	Futaba Corp.	244,200	2,235,481
	Gecoss Corp.	97,500	839,482
	Giken, Ltd.	82,700	3,899,155
	Glory, Ltd.	278,555	6,353,964
	Grace Technology, Inc.	54,300	3,223,527
	GS Yuasa Corp.	390,883	6,942,007
	Hamakyorex Co., Ltd.	115,600	3,335,206
	Hanwa Co., Ltd.	240,600	4,416,808
	Hashimoto Sogyo Holdings Co., Ltd.	4,070	78,909
	Hazama Ando Corp.	1,320,000	7,656,878
	Helios Techno Holding Co., Ltd.	131,100	406,600
	Hibiya Engineering, Ltd.	133,100	2,310,085
	Hirakawa Hewtech Corp.	79,900	789,732
#	Hirano Tecseed Co., Ltd.	65,400	801,819
	Hisaka Works, Ltd.	149,900	1,037,636
	Hitachi Zosen Corp.	1,127,479	4,124,465
	Hito Communications Holdings, Inc.	43,900	425,584
	Hokuetsu Industries Co., Ltd.	148,500	1,424,100
	Hokuriku Electrical Construction Co., Ltd.	81,500	697,450
	Hosokawa Micron Corp.	46,200	2,446,964
	Howa Machinery, Ltd.	62,700	458,534
#	Ichikawa Co., Ltd.	1,000	11,801
#	Ichiken Co., Ltd.	34,600	485,855
	Ichinen Holdings Co., Ltd.	143,900	1,602,873
	Idec Corp.	205,600	3,289,895
#	Ihara Science Corp.	52,200	699,007
	IHI Corp.	22,600	327,898
	Iino Kaiun Kaisha, Ltd.	576,900	1,824,053
	Inaba Denki Sangyo Co., Ltd.	369,900	8,248,199
#	Inaba Seisakusho Co., Ltd.	62,800	810,100
62

The Japanese Small Company Series

continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Inabata & Co., Ltd.	306,200	$3,711,353
#	Insource Co., Ltd.	56,375	1,387,198
	Inui Global Logistics Co., Ltd.	99,680	770,781
	IR Japan Holdings, Ltd.	55,800	5,880,414
	Iseki & Co., Ltd.	126,200	1,301,798
	Ishii Iron Works Co., Ltd.	11,000	254,298
	Isolite Insulating Products Co., Ltd.	48,000	195,029
	Itoki Corp.	228,600	727,029
#	Iwaki Co., Ltd.	41,000	408,238
	Iwasaki Electric Co., Ltd.	35,800	644,942
	JAC Recruitment Co., Ltd.	100,900	1,076,076
	Jalux, Inc.	40,100	663,972
	Jamco Corp.	73,100	524,809
#	Japan Asia Group, Ltd.	180,800	508,353
	Japan Elevator Service Holdings Co., Ltd.	143,400	4,638,927
	Japan Foundation Engineering Co., Ltd.	134,500	511,274
	Japan Pulp & Paper Co., Ltd.	79,100	2,892,197
	Japan Steel Works, Ltd. (The)	408,900	5,845,618
	Japan Transcity Corp.	253,900	1,189,295
	JK Holdings Co., Ltd.	107,540	781,464
	Juki Corp.	185,300	954,583
	Kamei Corp.	156,200	1,478,967
	Kanaden Corp.	120,600	1,446,284
	Kanagawa Chuo Kotsu Co., Ltd.	42,800	1,634,576
	Kanamoto Co., Ltd.	216,000	4,731,263
	Kandenko Co., Ltd.	400,000	3,399,902
	Kanematsu Corp.	557,425	6,697,217
	Katakura Industries Co., Ltd.	168,000	1,787,161
	Kato Works Co., Ltd.	63,300	716,990
	KAWADA TECHNOLOGIES, Inc.	36,100	1,626,936
	Kawagishi Bridge Works Co., Ltd.	8,700	182,507
	Kawanishi Warehouse Co., Ltd.	1,700	16,241
	Kawasaki Kinkai Kisen Kaisha, Ltd.	7,899	191,923
# *	Kawasaki Kisen Kaisha, Ltd.	504,700	4,788,687
	Kawata Manufacturing Co., Ltd.	28,600	191,896
	Keihin Co., Ltd.	24,900	299,533
	KFC, Ltd.	8,700	172,884
	Kimura Chemical Plants Co., Ltd.	110,800	435,931
	Kimura Unity Co., Ltd.	23,500	223,747
	King Jim Co., Ltd.	43,500	352,114
# *	Kinki Sharyo Co., Ltd. (The)	21,999	254,120
	Kintetsu World Express, Inc.	251,400	4,341,371
	Kitagawa Corp.	56,900	845,046
	Kitano Construction Corp.	26,272	653,694
	Kito Corp.	136,900	1,716,907
	Kitz Corp.	525,000	3,358,004
# *	Kobe Electric Railway Co., Ltd.	37,299	1,302,254
#	Kobelco Eco-Solutions Co., Ltd.	21,399	374,511
	Koike Sanso Kogyo Co., Ltd.	14,500	284,556
	Kokusai Co., Ltd.	51,600	368,742
	Kokuyo Co., Ltd.	314,825	3,817,141
	KOMAIHALTEC, Inc.	23,100	314,515
	Komatsu Wall Industry Co., Ltd.	50,100	835,832
	Komori Corp.	351,200	2,300,657
	Kondotec, Inc.	125,700	1,349,730
	Konoike Transport Co., Ltd.	186,100	2,013,501
# *	Kosaido Co., Ltd.	212,900	1,539,141
	Kozo Keikaku Engineering, Inc.	20,700	509,346
	KRS Corp.	38,800	572,752
63

The Japanese Small Company Series

continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Kumagai Gumi Co., Ltd.	247,900	$5,953,891
	Kyodo Printing Co., Ltd.	51,300	1,355,060
#	Kyokuto Boeki Kaisha, Ltd.	42,200	522,203
	Kyokuto Kaihatsu Kogyo Co., Ltd.	210,200	2,564,671
	Kyoritsu Printing Co., Ltd.	199,200	255,054
	Kyudenko Corp.	13,300	392,586
#	Like Co., Ltd.	63,200	856,998
#	Link And Motivation, Inc.	210,200	762,139
	Lonseal Corp.	13,900	247,071
	Maeda Corp.	930,800	7,124,068
#	Maeda Kosen Co., Ltd.	124,200	2,842,308
	Maeda Road Construction Co., Ltd.	99,200	1,870,801
	Maezawa Industries, Inc.	25,300	85,874
	Maezawa Kasei Industries Co., Ltd.	87,300	795,050
	Maezawa Kyuso Industries Co., Ltd.	66,900	1,246,299
	Makino Milling Machine Co., Ltd.	154,200	4,745,455
	Marufuji Sheet Piling Co., Ltd.	11,800	222,970
	Maruka Corp.	38,800	702,792
	Marumae Co., Ltd.	28,300	274,921
#	Maruwa Unyu Kikan Co., Ltd.	130,100	3,667,869
#	Maruyama Manufacturing Co., Inc.	21,700	229,554
	Maruzen Co., Ltd.	65,800	1,083,500
	Maruzen Showa Unyu Co., Ltd.	80,000	2,488,718
	Matching Service Japan Co., Ltd.	52,000	382,774
	Matsuda Sangyo Co., Ltd.	96,982	1,208,867
#	Matsui Construction Co., Ltd.	128,100	764,539
	Max Co., Ltd.	174,200	2,468,076
	Meidensha Corp.	240,410	3,908,477
	Meiji Electric Industries Co., Ltd.	53,800	705,131
	Meiji Shipping Co., Ltd.	111,000	329,989
	Meisei Industrial Co., Ltd.	274,600	2,042,293
	Meitec Corp.	182,500	8,829,557
#	Meiwa Corp.	155,700	690,240
#	Mesco, Inc.	29,800	227,716
	METAWATER Co., Ltd.	80,900	3,726,540
	Mie Kotsu Group Holdings, Inc.	361,900	1,585,934
	Mirait Holdings Corp.	524,835	7,861,430
	Mitani Corp.	73,800	4,549,673
#	Mitani Sangyo Co., Ltd.	145,000	460,066
	Mitsubishi Kakoki Kaisha, Ltd.	44,100	718,898
	Mitsubishi Logisnext Co., Ltd.	190,300	1,686,560
#	Mitsubishi Pencil Co., Ltd.	89,700	1,125,291
	Mitsuboshi Belting, Ltd.	164,700	2,580,035
*	Mitsui E&S Holdings Co., Ltd.	503,500	1,943,555
	Mitsui Matsushima Holdings Co., Ltd.	65,700	516,776
	Mitsui-Soko Holdings Co., Ltd.	142,600	1,977,652
	Mitsumura Printing Co., Ltd.	9,300	132,347
	Miyaji Engineering Group, Inc.	40,217	629,392
	Mori-Gumi Co., Ltd.	69,500	174,119
	Morita Holdings Corp.	217,300	3,793,204
	Musashi Co., Ltd.	5,000	91,910
	NAC Co., Ltd.	73,300	607,105
#	Nachi-Fujikoshi Corp.	94,900	2,993,681
	Nadex Co., Ltd.	40,600	254,868
	Nagase & Co., Ltd.	418,400	5,233,817
#	Naigai Trans Line, Ltd.	40,500	364,580
	Nakabayashi Co., Ltd.	113,400	613,903
	Nakakita Seisakusho Co., Ltd.	3,700	78,920
	Nakamoto Packs Co., Ltd.	33,300	474,566
64

The Japanese Small Company Series

continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Nakanishi Manufacturing Co., Ltd.	5,700	$49,968
	Nakano Corp.	110,600	391,122
	Namura Shipbuilding Co., Ltd.	357,128	521,822
	Narasaki Sangyo Co., Ltd.	25,400	440,232
	Nexyz Group Corp.	53,800	511,710
*	Nice Corp.	45,300	334,918
	Nichias Corp.	421,400	8,806,902
	Nichiban Co., Ltd.	68,300	925,899
	Nichiden Corp.	101,100	2,211,384
	Nichiha Corp.	177,180	3,785,148
	Nichireki Co., Ltd.	171,800	2,564,616
	Nihon Dengi Co., Ltd.	30,200	889,888
	Nihon Flush Co., Ltd.	127,900	1,598,124
	Nikkato Corp.	53,000	347,035
#	Nikkiso Co., Ltd.	332,400	3,176,759
	Nikko Co., Ltd.	164,000	976,084
	Nikkon Holdings Co., Ltd.	385,300	7,660,329
	Nippi, Inc.	11,900	390,286
	Nippon Air Conditioning Services Co., Ltd.	196,400	1,323,249
	Nippon Aqua Co., Ltd.	27,600	151,939
#	Nippon Carbon Co., Ltd.	60,400	1,937,278
	Nippon Concept Corp.	37,000	427,787
	Nippon Densetsu Kogyo Co., Ltd.	248,400	5,498,944
	Nippon Dry-Chemical Co., Ltd.	4,300	67,873
	Nippon Filcon Co., Ltd.	15,700	74,790
	Nippon Hume Corp.	143,100	1,019,494
	Nippon Kanzai Co., Ltd.	8,300	151,813
#	Nippon Koei Co., Ltd.	82,500	2,308,159
	Nippon Parking Development Co., Ltd., Class C	1,388,300	1,797,605
	Nippon Rietec Co., Ltd.	12,600	292,570
	Nippon Road Co., Ltd. (The)	47,100	3,170,710
	Nippon Seisen Co., Ltd.	22,100	717,576
*	Nippon Sharyo, Ltd.	48,299	1,128,864
*	Nippon Sheet Glass Co., Ltd.	612,900	2,140,172
	Nippon Steel Trading Corp.	102,360	3,234,784
	Nippon Thompson Co., Ltd.	382,500	1,206,499
	Nippon Tungsten Co., Ltd.	6,699	109,953
	Nishimatsu Construction Co., Ltd.	368,200	7,348,964
	Nishi-Nippon Railroad Co., Ltd.	163,700	4,441,922
	Nishio Rent All Co., Ltd.	123,800	2,558,306
	Nissei ASB Machine Co., Ltd.	52,500	1,563,697
#	Nissei Corp.	38,900	412,952
#	Nissei Plastic Industrial Co., Ltd.	141,000	1,075,686
#	Nisshinbo Holdings, Inc.	990,480	7,205,652
	Nissin Corp.	100,200	1,414,677
	Nissin Electric Co., Ltd.	352,400	3,442,048
	Nitta Corp.	145,300	3,162,841
	Nitto Boseki Co., Ltd.	7,600	379,190
	Nitto Kogyo Corp.	179,800	3,230,545
	Nitto Kohki Co., Ltd.	72,000	1,190,689
	Nitto Seiko Co., Ltd.	187,500	800,048
	Nittoc Construction Co., Ltd.	135,300	946,772
#	NJS Co., Ltd.	38,100	616,148
	nms Holdings Co.	44,200	109,709
	Noda Corp.	145,500	853,649
	Nomura Co., Ltd.	550,100	4,595,924
	Noritake Co., Ltd.	64,200	2,098,107
	Noritsu Koki Co., Ltd.	123,900	1,735,282
#	Noritz Corp.	206,500	2,515,471

65

The Japanese Small Company Series

continued

		Shares	Value»
INDUSTRIALS — (Continued)
	NS Tool Co., Ltd.	58,300	$1,473,302
	NS United Kaiun Kaisha, Ltd.	61,800	855,037
	NTN Corp.	2,972,200	5,970,064
	Obara Group, Inc.	79,900	2,437,426
#	Ochi Holdings Co., Ltd.	8,900	123,827
	Odawara Engineering Co., Ltd.	4,900	83,176
	Ohba Co., Ltd.	76,500	437,665
	Ohmoto Gumi Co., Ltd.	4,100	172,482
	Oiles Corp.	164,570	2,131,883
#	Okabe Co., Ltd.	260,700	1,968,550
#	Okada Aiyon Corp.	42,800	377,952
	Okamoto Machine Tool Works, Ltd.	21,699	427,161
	Okamura Corp.	410,300	2,850,637
*	OKK Corp.	28,700	111,466
	OKUMA Corp.	137,100	5,896,096
	Okumura Corp.	213,980	4,932,854
	Onoken Co., Ltd.	115,000	1,310,269
	Organo Corp.	43,900	2,375,044
#	Oriental Consultants Holdings Co., Ltd.	6,100	114,377
	Origin Co., Ltd.	27,600	390,224
#	OSG Corp.	396,200	6,078,421
	OSJB Holdings Corp.	864,400	1,857,546
	Outsourcing, Inc.	770,900	4,914,237
#	Oyo Corp.	145,200	1,897,801
	Paraca, Inc.	35,900	546,497
	Parker Corp.	34,000	136,715
	Pasco Corp.	11,200	154,812
#	Pasona Group, Inc.	133,000	1,477,147
	Pegasus Sewing Machine Manufacturing Co., Ltd.	150,600	449,027
	Penta-Ocean Construction Co., Ltd.	1,716,400	9,269,244
	Phil Co., Inc.	10,900	250,458
	Pilot Corp.	71,400	2,172,144
	Prestige International, Inc.	699,900	5,273,504
	Pronexus, Inc.	114,500	1,296,676
	PS Mitsubishi Construction Co., Ltd.	216,100	1,050,407
	Punch Industry Co., Ltd.	107,900	418,101
	Quick Co., Ltd.	77,900	837,139
	Raito Kogyo Co., Ltd.	307,400	4,075,006
	Raiznext Corp.	330,500	3,735,184
#	Rasa Corp.	63,200	534,650
	Relia, Inc.	252,900	2,355,327
	Rheon Automatic Machinery Co., Ltd.	122,800	1,413,638
	Rix Corp.	17,300	261,473
# *	Rozetta Corp.	22,800	769,579
	Ryobi, Ltd.	165,240	1,854,085
	S LINE Co., Ltd.	23,800	220,161
	Sakai Heavy Industries, Ltd.	24,500	477,533
	Sakai Moving Service Co., Ltd.	83,100	4,240,092
# *	Sanix, Inc.	146,200	387,724
	Sanki Engineering Co., Ltd.	305,100	3,497,415
	Sanko Gosei, Ltd.	121,900	326,982
	Sanko Metal Industrial Co., Ltd.	17,700	349,325
	Sankyo Tateyama, Inc.	197,500	1,760,703
	Sanoyas Holdings Corp.	159,500	246,039
#	Sansei Technologies, Inc.	80,600	505,393
	Sansha Electric Manufacturing Co., Ltd.	66,700	344,386
	Sanwa Holdings Corp.	113,400	1,019,079
	Sanyo Denki Co., Ltd.	44,100	1,993,124
	Sanyo Engineering & Construction, Inc.	60,200	333,241
66

The Japanese Small Company Series

continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Sanyo Industries, Ltd.	9,900	$174,822
	Sanyo Trading Co., Ltd.	140,000	1,312,331
	Sata Construction Co., Ltd.	91,299	360,326
	Sato Holdings Corp.	188,000	4,088,404
#	Sato Shoji Corp.	91,700	746,958
	Sawafuji Electric Co., Ltd.	1,900	28,901
	SBS Holdings, Inc.	126,200	2,605,256
#	SEC Carbon, Ltd.	10,900	674,729
#	Secom Joshinetsu Co., Ltd.	30,800	991,909
	Seibu Electric & Machinery Co., Ltd.	10,300	102,050
	Seika Corp.	66,700	767,640
	Seikitokyu Kogyo Co., Ltd.	205,030	1,442,891
	Sekisui Jushi Corp.	219,100	4,408,165
	Senko Group Holdings Co., Ltd.	793,500	5,897,954
	Senshu Electric Co., Ltd.	51,200	1,347,270
	Shibaura Machine Co., Ltd.	147,500	2,961,945
	Shibusawa Warehouse Co., Ltd. (The)	61,600	1,188,208
	Shibuya Corp.	97,900	2,555,289
	Shima Seiki Manufacturing, Ltd.	185,700	2,656,123
	Shin Nippon Air Technologies Co., Ltd.	97,380	2,145,601
#	Shin-Keisei Electric Railway Co., Ltd.	43,599	916,776
	Shinki Bus Co., Ltd.	1,900	56,279
	Shinmaywa Industries, Ltd.	556,400	5,228,454
	Shinnihon Corp.	183,600	1,434,902
	Shinsho Corp.	35,200	647,412
	Shinwa Co., Ltd.	66,200	1,208,399
# *	Shoko Co., Ltd.	37,300	218,228
#	SIGMAXYZ, Inc.	98,000	1,489,261
	Sinfonia Technology Co., Ltd.	154,200	1,473,088
	Sinko Industries, Ltd.	129,100	1,744,950
	Sintokogio, Ltd.	291,700	2,144,894
	SMS Co., Ltd.	165,100	3,715,331
	Soda Nikka Co., Ltd.	120,800	572,272
#	Sodick Co., Ltd.	211,200	1,565,739
#	Space Co., Ltd.	95,062	855,719
	S-Pool, Inc.	301,000	2,067,649
#	Star Micronics Co., Ltd.	246,100	2,751,578
#	Subaru Enterprise Co., Ltd.	6,300	484,344
#	Sugimoto & Co., Ltd.	66,900	1,155,423
	Sumiseki Holdings, Inc.	396,900	469,198
	Sumitomo Densetsu Co., Ltd.	117,700	2,614,915
	Sumitomo Mitsui Construction Co., Ltd.	1,025,240	4,470,780
*	Sumitomo Precision Products Co., Ltd.	18,184	373,846
	Sumitomo Warehouse Co., Ltd. (The)	418,300	5,050,211
	Suzumo Machinery Co., Ltd.	2,200	35,276
	SWCC Showa Holdings Co., Ltd.	98,700	1,055,648
#	Tacmina Corp.	14,700	204,879
#	Tadano, Ltd.	672,300	5,617,683
	Taihei Dengyo Kaisha, Ltd.	103,800	2,220,103
	Taiheiyo Kouhatsu, Inc.	44,200	254,431
	Taikisha, Ltd.	173,800	4,817,152
	Taisei Oncho Co., Ltd.	14,200	262,996
	Takadakiko Co., Ltd.	7,500	165,054
	Takamatsu Construction Group Co., Ltd.	107,800	2,414,137
#	Takamatsu Machinery Co., Ltd.	41,800	246,263
	Takamiya Co., Ltd.	128,600	646,307
	Takano Co., Ltd.	60,200	388,103
	Takaoka Toko Co., Ltd.	59,620	563,272
	Takara Printing Co., Ltd.	22,155	374,303
67

The Japanese Small Company Series

continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Takara Standard Co., Ltd.	250,300	$3,550,051
	Takasago Thermal Engineering Co., Ltd.	323,700	4,760,892
	Takashima & Co., Ltd.	25,200	413,271
	Takeei Corp.	149,600	1,492,430
	Takeuchi Manufacturing Co., Ltd.	230,900	3,852,296
#	Takigami Steel Construction Co., Ltd. (The)	5,300	237,776
	Takisawa Machine Tool Co., Ltd.	41,700	390,474
	Takuma Co., Ltd.	74,700	1,030,209
	Tanabe Consulting Co., Ltd.	1,200	14,207
#	Tanabe Engineering Corp.	39,500	261,433
	Tanseisha Co., Ltd.	243,549	1,701,871
	Tatsuta Electric Wire and Cable Co., Ltd.	290,500	1,548,989
	TECHNO ASSOCIE Co., Ltd.	52,700	435,230
#	Techno Ryowa, Ltd.	68,690	573,051
#	Techno Smart Corp.	49,500	337,181
	TechnoPro Holdings, Inc.	21,900	1,264,278
	Teikoku Electric Manufacturing Co., Ltd.	112,700	1,301,688
	Teikoku Sen-I Co., Ltd.	108,500	2,306,340
	Tekken Corp.	85,600	1,643,418
	Tenox Corp.	22,500	184,703
	Teraoka Seisakusho Co., Ltd.	76,000	274,148
	Terasaki Electric Co., Ltd.	24,400	237,073
	Toa Corp.	112,500	1,633,077
	TOA ROAD Corp.	27,300	828,396
	Toba, Inc.	9,800	254,257
	Tobishima Corp.	135,870	1,323,844
	Tocalo Co., Ltd.	415,300	4,485,918
	Toda Corp.	344,000	2,225,332
	Toenec Corp.	56,200	1,948,530
	Togami Electric Manufacturing Co., Ltd.	17,800	250,516
	TOKAI Holdings Corp.	700,200	6,475,777
	Tokai Lease Co., Ltd.	18,800	235,826
	Tokyo Energy & Systems, Inc.	157,600	1,151,059
	Tokyo Keiki, Inc.	69,022	630,909
	Tokyo Sangyo Co., Ltd.	133,000	634,884
	Tokyu Construction Co., Ltd.	561,400	2,916,690
	Toli Corp.	289,200	729,082
#	Tomoe Corp.	158,900	501,835
	Tomoe Engineering Co., Ltd.	54,600	934,953
	Tonami Holdings Co., Ltd.	37,500	1,970,684
	Toppan Forms Co., Ltd.	331,600	3,293,065
	Torishima Pump Manufacturing Co., Ltd.	132,900	993,137
	TORQ, Inc.	7,900	21,910
	Totech Corp.	52,300	1,060,629
	Totetsu Kogyo Co., Ltd.	169,700	4,283,908
	Totoku Electric Co., Ltd.	17,700	355,292
	Toyo Construction Co., Ltd.	524,200	1,955,825
	Toyo Denki Seizo K.K.	35,450	381,932
*	Toyo Engineering Corp.	221,078	713,997
	Toyo Logistics Co., Ltd.	85,100	261,973
	Toyo Machinery & Metal Co., Ltd.	106,100	407,930
	Toyo Tanso Co., Ltd.	75,600	1,192,224
	Toyo Wharf & Warehouse Co., Ltd.	38,000	482,528
	Trancom Co., Ltd.	52,400	3,370,025
#	Trinity Industrial Corp.	36,000	242,215
#	Trusco Nakayama Corp.	171,500	4,450,956
#	Tsubaki Nakashima Co., Ltd.	302,100	2,372,706
	Tsubakimoto Chain Co.	185,340	4,518,290
	Tsubakimoto Kogyo Co., Ltd.	28,800	1,036,962
68

The Japanese Small Company Series

continued

		Shares	Value»
INDUSTRIALS — (Continued)
*	Tsudakoma Corp.	25,198	$203,607
	Tsugami Corp.	296,700	2,488,931
	Tsukishima Kikai Co., Ltd.	196,600	2,143,011
	Tsurumi Manufacturing Co., Ltd.	133,300	2,285,146
	Uchida Yoko Co., Ltd.	53,500	3,131,243
#	Ueki Corp.	31,900	746,724
#	Union Tool Co.	45,500	1,112,053
	Ushio, Inc.	777,700	10,389,984
# *	UT Group Co., Ltd.	178,800	4,114,420
	Utoc Corp.	102,200	487,105
	Waida Manufacturing Co., Ltd.	5,100	45,615
	Wakachiku Construction Co., Ltd.	82,000	882,759
	Wakita & Co., Ltd.	263,900	2,272,767
	WDB Holdings Co., Ltd.	64,300	1,589,462
	Weathernews, Inc.	38,200	1,250,767
	Will Group, Inc.	103,600	657,352
	World Holdings Co., Ltd.	39,600	629,677
	Yahagi Construction Co., Ltd.	183,400	1,340,146
	YAMABIKO Corp.	231,528	1,933,383
	YAMADA Consulting Group Co., Ltd.	75,600	944,089
#	Yamashina Corp.	224,200	143,730
	Yamato Corp.	112,300	708,781
	Yamaura Corp.	9,900	77,019
	Yamazen Corp.	421,900	3,563,081
	Yasuda Logistics Corp.	104,500	907,444
	Yokogawa Bridge Holdings Corp.	213,800	4,448,890
	Yondenko Corp.	27,360	669,100
	Yuasa Trading Co., Ltd.	119,100	3,219,600
	Yuken Kogyo Co., Ltd.	23,200	311,986
#	Yumeshin Holdings Co., Ltd.	304,600	1,673,342
	Yurtec Corp.	267,200	1,626,964
	Zaoh Co., Ltd.	23,400	311,846
#	Zenitaka Corp. (The)	19,200	726,906
	Zuiko Corp.	22,600	1,046,110
TOTAL INDUSTRIALS			889,561,151

INFORMATION TECHNOLOGY — (12.8%)
	A&D Co., Ltd.	126,900	818,120
	Access Co., Ltd.	87,800	808,628
#	Ad-sol Nissin Corp.	43,000	939,510
	AGS Corp.	11,600	90,492
#	Ai Holdings Corp.	264,200	3,820,999
	Aichi Tokei Denki Co., Ltd.	18,900	785,929
	Aiphone Co., Ltd.	67,900	991,974
	Alpha Systems, Inc.	48,920	1,690,847
	Amano Corp.	115,900	2,411,429
	AOI Electronics Co., Ltd.	30,100	667,496
	Argo Graphics, Inc.	110,800	3,470,414
	Arisawa Manufacturing Co., Ltd.	217,300	1,618,782
*	Artiza Networks, Inc.	3,800	69,783
	ArtSpark Holdings, Inc.	33,700	259,887
	Asahi Intelligence Service Co., Ltd.	1,300	14,455
#	Avant Corp.	100,300	969,092
	Axell Corp.	44,900	311,796
	Azia Co., Ltd.	14,300	187,389
*	BrainPad, Inc.	7,200	308,209
#	Broadleaf Co., Ltd.	606,400	2,975,675
#	Business Brain Showa-Ota, Inc.	29,000	341,361
#	CAC Holdings Corp.	75,200	836,527
69

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		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Canon Electronics, Inc.	134,700	$2,018,996
	CDS Co., Ltd.	15,300	176,355
*	Change, Inc.	12,500	873,997
	Chino Corp.	46,300	597,381
	Citizen Watch Co., Ltd.	1,889,600	6,159,716
	CMK Corp.	314,400	1,217,056
	Computer Engineering & Consulting, Ltd.	164,800	2,612,433
#	Computer Institute of Japan, Ltd.	96,300	735,873
	Comture Corp.	138,200	3,603,615
	CONEXIO Corp.	112,800	1,493,235
	Core Corp.	45,800	508,279
	Cresco, Ltd.	83,000	1,097,828
#	Cube System, Inc.	60,600	598,231
	Cyber Com Co., Ltd.	10,600	183,134
#	Cybernet Systems Co., Ltd.	57,700	359,412
	Cybozu, Inc.	115,500	3,624,798
#	Dai-ichi Seiko Co., Ltd.	38,100	769,297
#	Daiko Denshi Tsushin, Ltd.	37,200	229,260
	Daishinku Corp.	43,999	874,477
	Daitron Co., Ltd.	58,200	900,863
	Daiwabo Holdings Co., Ltd.	120,400	7,901,822
#	Densan System Co., Ltd.	42,700	1,528,773
	Dexerials Corp.	391,900	3,089,413
	Digital Arts, Inc.	75,600	6,147,774
	Digital Garage, Inc.	145,900	4,673,908
#	Digital Hearts Holdings Co., Ltd.	90,400	715,096
	Digital Information Technologies Corp.	40,000	532,115
	DKK Co., Ltd.	64,800	1,567,314
	DKK-Toa Corp.	28,300	222,736
	Double Standard, Inc.	14,000	652,681
	DTS Corp.	283,200	5,843,795
	Ebase Co., Ltd.	59,600	762,327
	E-Guardian, Inc.	51,100	1,362,507
	Eizo Corp.	113,200	4,253,943
	Elecom Co., Ltd.	113,200	5,545,340
	Elematec Corp.	122,942	1,002,183
	Enomoto Co., Ltd.	30,200	294,295
	Enplas Corp.	65,400	1,447,313
	ESPEC Corp.	133,800	2,222,580
	Fenwal Controls of Japan, Ltd.	20,500	278,915
#	Ferrotec Holdings Corp.	264,900	1,606,918
# *	FFRI Security, Inc.	22,500	507,997
	Fixstars Corp.	97,100	1,163,041
	Focus Systems Corp.	28,400	226,035
#	Forval Corp.	52,700	506,306
	FTGroup Co., Ltd.	58,200	701,683
#	Fuji Soft, Inc.	100,200	3,976,997
	Fujitsu Frontech, Ltd.	82,700	832,574
	Fukui Computer Holdings, Inc.	53,500	1,359,092
	Furuno Electric Co., Ltd.	161,100	1,458,699
#	Furuya Metal Co., Ltd.	7,600	442,629
	Future Corp.	143,400	2,295,568
	Future Innovation Group, Inc.	11,900	31,783
	GL Sciences, Inc.	46,700	789,678
#	Glosel Co., Ltd.	113,200	456,054
#	GMO Cloud K.K.	19,300	1,807,825
#	GMO Pepabo, Inc.	7,300	226,287
	Hagiwara Electric Holdings Co., Ltd.	50,200	950,264
	Hakuto Co., Ltd.	91,300	834,968
70

The Japanese Small Company Series

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		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Hibino Corp.	26,900	$293,793
#	Hioki EE Corp.	68,000	1,819,486
	Hochiki Corp.	99,200	1,128,923
#	Hokuriku Electric Industry Co., Ltd.	48,200	393,222
	Honda Tsushin Kogyo Co., Ltd.	110,400	448,169
	Hosiden Corp.	350,700	3,084,073
	Icom, Inc.	68,200	1,960,979
	ID Holdings Corp.	52,100	683,889
	Ikegami Tsushinki Co., Ltd.	40,799	328,279
	Ines Corp.	128,700	1,629,932
#	I-Net Corp.	78,190	1,093,057
	Infocom Corp.	154,600	4,239,709
	Infomart Corp.	557,800	3,860,458
	Information Services International-Dentsu, Ltd.	80,700	3,753,384
	Innotech Corp.	107,500	940,024
#	Intelligent Wave, Inc.	36,600	281,221
	Inter Action Corp.	27,600	505,020
#	I-O Data Device, Inc.	50,700	499,963
	Iriso Electronics Co., Ltd.	140,900	4,636,611
#	ISB Corp.	10,800	220,272
	Itfor, Inc.	164,700	1,167,559
*	Iwatsu Electric Co., Ltd.	62,200	488,379
	Japan Aviation Electronics Industry, Ltd.	317,000	4,289,884
	Japan Cash Machine Co., Ltd.	145,900	798,325
# *	Japan Display, Inc.	3,483,900	1,598,289
	Japan Electronic Materials Corp.	51,800	534,021
	Japan Material Co., Ltd.	417,100	6,579,118
	Jastec Co., Ltd.	68,200	834,360
#	JBCC Holdings, Inc.	98,000	1,362,210
	JFE Systems, Inc.	3,100	88,682
# *	JIG-SAW, Inc.	17,300	791,743
	Kaga Electronics Co., Ltd.	110,700	2,013,855
	Kanematsu Electronics, Ltd.	81,200	2,892,091
	KEL Corp.	27,900	221,187
	Koa Corp.	172,100	1,609,097
	Konica Minolta, Inc.	141,600	492,432
	KSK Co., Ltd.	3,000	54,765
	Kyoden Co., Ltd.	116,100	324,861
	Kyosan Electric Manufacturing Co., Ltd.	276,000	1,372,947
	Kyowa Electronic Instruments Co., Ltd.	129,800	520,868
#	LAC Co., Ltd.	100,100	1,084,640
	Lecip Holdings Corp.	10,900	54,074
	Macnica Fuji Electronics Holdings, Inc.	333,150	4,828,555
#	Marubun Corp.	112,200	608,689
	Maruwa Co., Ltd.	59,500	4,503,329
	Maxell Holdings, Ltd.	322,200	3,011,671
	MCJ Co., Ltd.	443,000	3,540,196
	Megachips Corp.	112,800	2,184,138
#	Meiko Electronics Co., Ltd.	139,600	1,790,169
	Melco Holdings, Inc.	18,600	520,137
*	Metaps, Inc.	12,800	90,789
	Micronics Japan Co., Ltd.	59,900	632,960
	Mimaki Engineering Co., Ltd.	133,300	458,597
	Mimasu Semiconductor Industry Co., Ltd.	114,581	2,479,343
	Miraial Co., Ltd.	39,500	376,029
#	Miroku Jyoho Service Co., Ltd.	120,000	2,526,378
	Mitachi Co., Ltd.	17,900	102,249
	Mitsubishi Research Institute, Inc.	53,500	2,140,478
	Mitsui High-Tec, Inc.	140,100	2,090,583
71

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		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	m-up Holdings, Inc.	4,800	$108,399
	Mutoh Holdings Co., Ltd.	14,600	208,247
#	Nagano Keiki Co., Ltd.	85,300	774,599
	Nakayo, Inc.	73,300	1,012,573
	NF Corp.	25,900	439,580
	Nichicon Corp.	331,400	2,313,119
*	Nihon Dempa Kogyo Co., Ltd.	121,600	382,968
	Nihon Denkei Co., Ltd.	31,800	333,768
*	Nippon Chemi-Con Corp.	83,600	1,407,054
#	Nippon Computer Dynamics Co., Ltd.	38,600	209,848
#	Nippon Electric Glass Co., Ltd.	431,236	6,773,973
#	Nippon Information Development Co., Ltd.	12,600	175,474
#	Nippon Kodoshi Corp.	55,400	502,332
	Nippon Signal Co., Ltd.	327,000	3,442,428
	Nippon Systemware Co., Ltd.	54,000	1,063,650
	Nissha Co., Ltd.	232,800	2,192,874
	Nohmi Bosai, Ltd.	149,900	2,912,621
	NSD Co., Ltd.	537,960	9,195,882
	Ohara, Inc.	35,900	360,038
*	Okaya Electric Industries Co., Ltd.	77,800	235,076
	Oki Electric Industry Co., Ltd.	575,300	5,558,001
#	ONO Sokki Co., Ltd.	32,200	153,784
	Optex Group Co., Ltd.	191,620	2,184,134
*	Optim Corp.	9,800	316,131
	Optorun Co., Ltd.	34,600	810,963
	Oro Co., Ltd.	18,400	444,979
	Osaki Electric Co., Ltd.	295,800	1,383,190
	Oval Corp.	35,600	75,577
	Paltek Corp.	38,500	195,617
	PCA Corp.	2,300	96,014
	PCI Holdings, Inc.	30,800	335,392
	Poletowin Pitcrew Holdings, Inc.	204,700	1,711,451
	Pro-Ship, Inc.	41,700	523,641
	Rakus Co., Ltd.	230,400	4,072,317
	RECOMM Co., Ltd.	298,400	336,346
	Restar Holdings Corp.	133,000	2,588,177
	Riken Keiki Co., Ltd.	100,300	2,220,859
	Riso Kagaku Corp.	134,600	1,860,840
	Roland DG Corp.	87,300	1,003,655
	Rorze Corp.	54,400	2,716,795
	RS Technologies Co., Ltd.	20,100	648,545
	Ryoden Corp.	100,400	1,365,754
	Ryosan Co., Ltd.	155,400	3,203,285
	Ryoyo Electro Corp.	110,600	2,999,128
	Saison Information Systems Co., Ltd.	24,800	476,472
	Sakura Internet, Inc.	145,400	862,133
	Sanken Electric Co., Ltd.	160,500	3,160,476
	Sanshin Electronics Co., Ltd.	134,600	1,922,861
	Satori Electric Co., Ltd.	80,880	624,445
*	Saxa Holdings, Inc.	32,600	511,740
#	SB Technology Corp.	61,300	2,112,181
#	Scala, Inc.	83,700	531,065
#	Seikoh Giken Co., Ltd.	22,300	432,680
*	SEMITEC Corp.	5,500	128,489
#	Shibaura Electronics Co., Ltd.	53,400	1,013,494
	Shibaura Mechatronics Corp.	24,100	638,888
	Shindengen Electric Manufacturing Co., Ltd.	48,500	969,677
	Shinko Electric Industries Co., Ltd.	300,500	4,079,273
	Shinko Shoji Co., Ltd.	284,900	2,219,255
72

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		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Shizuki Electric Co., Inc.	127,100	$690,875
	Showa Shinku Co., Ltd.	25,400	332,465
	Sigma Koki Co., Ltd.	27,000	273,508
#	Siix Corp.	207,100	1,906,176
	SK-Electronics Co., Ltd.	47,300	487,599
	SMK Corp.	34,099	823,708
	Softbrain Co., Ltd.	94,400	374,603
	Softcreate Holdings Corp.	54,100	1,133,333
#	Soliton Systems K.K.	36,600	497,657
	Soshin Electric Co., Ltd.	58,400	221,887
#	Sourcenext Corp.	364,000	942,611
	SRA Holdings	73,200	1,625,494
	Sumida Corp.	183,749	1,313,144
	Sun-Wa Technos Corp.	82,000	694,551
	Suzuden Corp.	1,200	13,241
#	Suzuki Co., Ltd.	67,100	444,670
	System Information Co., Ltd.	54,800	799,021
	System Research Co., Ltd.	27,200	526,307
	Systems Engineering Consultants Co., Ltd.	900	25,593
#	Systemsoft Corp.	156,000	138,111
	Systena Corp.	475,500	6,315,756
	Tachibana Eletech Co., Ltd.	112,560	1,814,170
	Takachiho Koheki Co., Ltd.	38,500	333,850
#	TAKEBISHI Corp.	53,100	735,851
#	Tamagawa Holdings Co., Ltd.	3,100	68,978
	Tamura Corp.	499,200	2,117,185
	TDC Soft, Inc.	104,600	972,530
	TechMatrix Corp.	233,600	4,077,173
	Techno Horizon Holdings Co., Ltd.	56,700	449,386
	Teikoku Tsushin Kogyo Co., Ltd.	52,700	586,538
#	Terilogy Co., Ltd.	15,600	82,260
#	TESEC Corp.	19,400	155,059
	TKC Corp.	103,200	5,471,184
	Toho System Science Co., Ltd.	2,700	24,671
	Tokyo Electron Device, Ltd.	45,600	1,520,885
	Tokyo Seimitsu Co., Ltd.	261,000	8,372,176
	Tomen Devices Corp.	15,300	527,103
	Topcon Corp.	747,600	6,047,035
	Torex Semiconductor, Ltd.	45,500	569,328
	Toshiba TEC Corp.	69,500	2,664,783
	Toukei Computer Co., Ltd.	5,010	203,939
	Towa Corp.	134,700	1,464,676
	Toyo Corp.	153,100	1,410,620
	Transcosmos, Inc.	10,000	232,357
	Tri Chemical Laboratories, Inc.	31,400	3,385,125
#	Tsuzuki Denki Co., Ltd.	42,800	709,450
	Ubicom Holdings, Inc.	12,500	268,776
#	Ulvac, Inc.	264,700	7,684,703
# *	UMC Electronics Co., Ltd.	52,700	211,668
*	Uniden Holdings Corp.	41,500	706,335
#	UNITED, Inc.	24,200	260,005
#	V Technology Co., Ltd.	59,800	2,043,668
	VINX Corp.	11,500	140,761
	Wacom Co., Ltd.	975,900	4,985,077
*	Wellnet Corp.	3,800	24,800
	YAC Holdings Co., Ltd.	62,600	353,987
	Yamaichi Electronics Co., Ltd.	144,700	1,895,991
	Yashima Denki Co., Ltd.	126,100	1,104,774
73

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		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Yokowo Co., Ltd.	101,000	$2,359,172
TOTAL INFORMATION TECHNOLOGY			392,248,945

MATERIALS — (10.6%)
	Achilles Corp.	93,500	1,688,145
	ADEKA Corp.	630,600	8,382,153
	Agro-Kanesho Co., Ltd.	1,300	16,578
	Aichi Steel Corp.	71,200	2,025,307
	Arakawa Chemical Industries, Ltd.	114,100	1,314,131
	Araya Industrial Co., Ltd.	25,200	268,398
	Asahi Holdings, Inc.	250,950	6,680,562
	Asahi Printing Co., Ltd.	25,700	209,264
	Asahi Yukizai Corp.	92,200	1,227,725
	Asahipen Corp.	2,100	32,606
	Asia Pile Holdings Corp.	214,800	945,193
	C Uyemura & Co., Ltd.	35,900	2,170,558
	Carlit Holdings Co., Ltd.	136,800	643,718
	Chuetsu Pulp & Paper Co., Ltd.	49,900	719,971
*	Chugai Mining Co., Ltd.	652,700	115,725
	Chugoku Marine Paints, Ltd.	427,000	3,179,704
	CI Takiron Corp.	291,200	1,895,674
#	CK-San-Etsu Co., Ltd.	21,200	664,089
	Dai Nippon Toryo Co., Ltd.	139,900	1,224,022
	Daido Steel Co., Ltd.	155,000	4,758,889
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	129,300	950,996
	Daiken Corp.	79,800	1,344,001
	Daiki Aluminium Industry Co., Ltd.	194,700	1,029,343
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	87,000	1,888,181
#	Daio Paper Corp.	69,400	927,246
#	DKS Co., Ltd.	50,900	2,458,629
	Dowa Holdings Co., Ltd.	114,005	3,460,348
	Dynapac Co., Ltd.	8,500	109,147
	Fuji Seal International, Inc.	191,300	3,722,877
	Fujikura Kasei Co., Ltd.	176,500	851,685
	Fujimori Kogyo Co., Ltd.	109,100	3,803,070
	Fuso Chemical Co., Ltd.	124,700	4,552,861
	Geostr Corp.	101,900	297,947
	Godo Steel, Ltd.	60,000	1,022,997
	Gun-Ei Chemical Industry Co., Ltd.	31,600	765,786
	Hakudo Co., Ltd.	47,200	604,826
	Harima Chemicals Group, Inc.	99,400	910,132
	Hodogaya Chemical Co., Ltd.	44,900	1,827,835
	Hokkan Holdings, Ltd.	56,100	949,055
	Hokko Chemical Industry Co., Ltd.	123,600	706,884
	Hokuetsu Corp.	835,499	2,958,201
	Honshu Chemical Industry Co., Ltd.	28,200	299,557
	Ise Chemicals Corp.	13,900	401,707
#	Ishihara Chemical Co., Ltd.	35,500	661,399
	Ishihara Sangyo Kaisha, Ltd.	222,050	1,463,898
	Ishizuka Glass Co., Ltd.	12,900	233,440
	JCU Corp.	148,200	4,641,263
	JSP Corp.	88,900	1,203,054
	Kaneka Corp.	173,700	4,520,740
	Kanto Denka Kogyo Co., Ltd.	288,900	2,299,301
	Katakura & Co-op Agri Corp.	21,500	251,144
#	KeePer Technical Laboratory Co., Ltd.	49,500	681,681
#	KH Neochem Co., Ltd.	234,500	4,443,570
	Kimoto Co., Ltd.	230,500	331,882
	Koatsu Gas Kogyo Co., Ltd.	210,093	1,439,697
74

The Japanese Small Company Series

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		Shares	Value»
MATERIALS — (Continued)
*	Kobe Steel, Ltd.	1,878,500	$6,508,943
#	Kohsoku Corp.	71,300	969,553
	Konishi Co., Ltd.	238,200	3,331,783
#	Konoshima Chemical Co., Ltd.	31,600	222,944
	Krosaki Harima Corp.	33,300	1,126,343
	Kumiai Chemical Industry Co., Ltd.	296,287	2,769,664
	Kunimine Industries Co., Ltd.	40,400	363,114
	Kureha Corp.	114,350	5,027,631
	Kurimoto, Ltd.	61,800	996,380
	Kuriyama Holdings Corp.	78,000	425,645
	Kyoei Steel, Ltd.	146,100	1,762,740
	Kyowa Leather Cloth Co., Ltd.	89,900	563,664
	Lintec Corp.	265,600	6,330,159
	MEC Co., Ltd.	103,700	2,029,241
	Mitani Sekisan Co., Ltd.	71,500	3,625,253
	Mitsubishi Paper Mills, Ltd.	343,400	1,085,249
*	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	334,396
	Mitsui Mining & Smelting Co., Ltd.	395,000	8,094,492
#	Molitec Steel Co., Ltd.	83,100	239,314
#	MORESCO Corp.	39,800	370,121
	Mory Industries, Inc.	36,000	842,489
	Nakayama Steel Works, Ltd.	173,200	583,723
	Neturen Co., Ltd.	229,200	1,166,753
	New Japan Chemical Co., Ltd.	200,600	310,179
#	Nicca Chemical Co., Ltd.	45,700	391,486
#	Nichia Steel Works, Ltd.	138,600	353,045
#	Nihon Kagaku Sangyo Co., Ltd.	84,700	756,657
	Nihon Nohyaku Co., Ltd.	243,500	1,059,866
	Nihon Parkerizing Co., Ltd.	517,500	5,198,285
	Nihon Yamamura Glass Co., Ltd.	86,400	677,121
	Nippon Carbide Industries Co., Inc.	46,200	533,680
	Nippon Chemical Industrial Co., Ltd.	42,600	911,576
	Nippon Concrete Industries Co., Ltd.	306,600	771,891
# *	Nippon Denko Co., Ltd.	779,814	1,228,180
#	Nippon Fine Chemical Co., Ltd.	81,500	1,118,628
	Nippon Kayaku Co., Ltd.	199,400	2,085,989
# *	Nippon Kinzoku Co., Ltd.	27,000	153,080
*	Nippon Koshuha Steel Co., Ltd.	26,799	92,740
	Nippon Light Metal Holdings Co., Ltd.	3,894,800	6,822,909
	Nippon Paper Industries Co., Ltd.	450,400	6,317,190
	Nippon Pillar Packing Co., Ltd.	140,500	1,808,706
	Nippon Soda Co., Ltd.	169,100	4,434,099
	Nippon Yakin Kogyo Co., Ltd.	102,749	1,531,027
	Nitta Gelatin, Inc.	93,100	572,469
	Nittetsu Mining Co., Ltd.	38,400	1,566,775
#	Nozawa Corp.	51,600	294,158
	Oat Agrio Co., Ltd.	18,000	183,108
	Okamoto Industries, Inc.	76,500	2,821,743
	Okura Industrial Co., Ltd.	56,100	842,632
	Osaka Organic Chemical Industry, Ltd.	100,800	2,398,853
	Osaka Soda Co., Ltd.	95,599	2,114,972
	Osaka Steel Co., Ltd.	92,600	1,040,544
#	OSAKA Titanium Technologies Co., Ltd.	127,500	1,109,626
	Pacific Metals Co., Ltd.	105,399	1,511,835
#	Pack Corp. (The)	94,000	2,731,906
#	Rasa Industries, Ltd.	49,700	709,517
	Riken Technos Corp.	244,600	964,915
	Sakai Chemical Industry Co., Ltd.	107,300	2,030,759
	Sakata INX Corp.	289,100	2,762,434
75

The Japanese Small Company Series

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		Shares	Value»
MATERIALS — (Continued)
	Sanyo Chemical Industries, Ltd.	94,900	$4,089,577
	Sanyo Special Steel Co., Ltd.	133,860	1,103,441
	Seiko PMC Corp.	67,900	438,101
	Sekisui Kasei Co., Ltd.	160,200	861,770
	Shikoku Chemicals Corp.	252,700	2,554,581
#	Shinagawa Refractories Co., Ltd.	37,800	774,537
	Shin-Etsu Polymer Co., Ltd.	303,500	2,485,767
	SK Kaken Co., Ltd.	1,100	377,728
	Soken Chemical & Engineering Co., Ltd.	50,300	576,752
	Stella Chemifa Corp.	69,700	1,571,133
	Sumitomo Bakelite Co., Ltd.	163,900	4,629,003
	Sumitomo Osaka Cement Co., Ltd.	265,199	9,344,299
	Sumitomo Seika Chemicals Co., Ltd.	60,800	1,980,564
	T Hasegawa Co., Ltd.	204,200	4,570,980
	T&K Toka Co., Ltd.	141,900	1,078,943
	Taisei Lamick Co., Ltd.	42,800	1,102,152
	Taiyo Holdings Co., Ltd.	135,400	6,252,636
	Takasago International Corp.	94,900	1,897,021
#	Takemoto Yohki Co., Ltd.	35,000	229,649
	Taoka Chemical Co., Ltd.	4,700	520,351
	Tayca Corp.	119,400	1,535,004
	Tenma Corp.	120,300	1,855,533
	Titan Kogyo, Ltd.	5,100	84,146
	Toagosei Co., Ltd.	793,800	7,796,767
*	Toda Kogyo Corp.	21,500	387,123
	Toho Acetylene Co., Ltd.	12,700	148,409
	Toho Chemical Industry Co., Ltd.	47,000	209,951
	Toho Titanium Co., Ltd.	220,900	1,338,495
*	Toho Zinc Co., Ltd.	89,899	1,287,215
	Tohoku Steel Co., Ltd.	16,300	216,084
	Tokushu Tokai Paper Co., Ltd.	66,658	2,864,497
	Tokuyama Corp.	405,798	9,601,383
#	Tokyo Ohka Kogyo Co., Ltd.	35,900	1,800,394
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	186,326
*	Tokyo Rope Manufacturing Co., Ltd.	101,700	537,250
	Tokyo Steel Manufacturing Co., Ltd.	677,200	3,899,939
	Tokyo Tekko Co., Ltd.	64,100	904,345
*	Tomoegawa Co., Ltd.	33,600	285,120
	Tomoku Co., Ltd.	72,500	1,188,663
	Topy Industries, Ltd.	98,200	1,115,687
#	Toyo Gosei Co., Ltd.	32,800	2,398,930
	Toyo Ink SC Holdings Co., Ltd.	242,300	4,593,783
	Toyobo Co., Ltd.	571,300	7,959,845
#	TYK Corp.	159,900	448,471
	UACJ Corp.	211,841	3,816,167
	Ube Industries, Ltd.	167,500	2,886,787
	Valqua, Ltd.	111,999	2,013,953
	Vertex Corp.	45,998	769,396
	Wavelock Holdings Co., Ltd.	30,900	246,598
	Wood One Co., Ltd.	47,500	514,621
# *	W-Scope Corp.	18,600	137,534
	Yamato Kogyo Co., Ltd.	217,100	4,439,664
	Yodogawa Steel Works, Ltd.	144,500	2,518,551
#	Yotai Refractories Co., Ltd.	118,000	791,647
	Yushiro Chemical Industry Co., Ltd.	67,000	828,192
TOTAL MATERIALS			323,204,421

REAL ESTATE — (1.9%)
#	AD Works Group Co., Ltd.	194,879	330,288
76

The Japanese Small Company Series

continued

		Shares	Value»
REAL ESTATE — (Continued)
	Airport Facilities Co., Ltd.	148,670	$584,264
#	Anabuki Kosan, Inc.	12,900	190,441
#	Aoyama Zaisan Networks Co., Ltd.	43,700	611,670
	Apaman Co., Ltd.	71,700	389,747
	Arealink Co., Ltd.	29,600	243,483
	B-Lot Co., Ltd.	40,000	247,052
#	Cosmos Initia Co., Ltd.	97,700	362,701
	Daibiru Corp.	335,400	3,073,480
	Dear Life Co., Ltd.	132,800	621,455
	Goldcrest Co., Ltd.	111,870	1,535,352
	Good Com Asset Co., Ltd.	10,300	160,186
#	Grandy House Corp.	99,000	345,871
	Heiwa Real Estate Co., Ltd.	236,600	6,778,557
	Ichigo, Inc.	1,187,800	2,994,941
*	Japan Asset Marketing Co., Ltd.	1,348,600	1,323,779
#	Japan Corporate Housing Service, Inc.	11,700	121,393
#	Japan Property Management Center Co., Ltd.	83,400	916,913
	JSB Co., Ltd.	7,400	185,439
	Keihanshin Building Co., Ltd.	249,600	3,217,745
#	Kenedix, Inc.	1,442,000	7,126,691
# *	Leopalace21 Corp.	1,132,200	2,220,418
*	Miyakoshi Holdings, Inc.	800	6,332
	Mugen Estate Co., Ltd.	64,200	310,437
#	Nippon Commercial Development Co., Ltd.	82,300	1,165,687
	Nisshin Group Holdings Co., Ltd.	213,600	721,867
	Prospect Co., Ltd.	3,044,700	1,215,334
	Raysum Co., Ltd.	104,200	919,187
	SAMTY Co., Ltd.	145,350	1,851,690
	Sankyo Frontier Co., Ltd.	23,100	719,602
#	Sansei Landic Co., Ltd.	29,100	228,600
#	Shinoken Group Co., Ltd.	112,600	910,700
	Star Mica Holdings Co., Ltd.	92,100	1,152,989
	Starts Corp., Inc.	242,400	4,975,687
	Sun Frontier Fudousan Co., Ltd.	210,000	1,672,901
	Takara Leben Co., Ltd.	585,400	1,962,916
	TOC Co., Ltd.	358,850	2,271,683
#	Tokyo Rakutenchi Co., Ltd.	19,000	769,182
	Tokyo Theatres Co., Inc.	52,999	602,680
	Tosei Corp.	244,100	2,582,144
	Urbanet Corp. Co., Ltd.	81,400	221,629
	Yasuragi Co., Ltd.	65,300	1,519,208
	Yoshicon Co., Ltd.	3,100	25,864
TOTAL REAL ESTATE			59,388,185

UTILITIES — (1.6%)
	EF-ON, Inc.	88,520	489,171
	eRex Co., Ltd.	160,200	2,110,913
	Hiroshima Gas Co., Ltd.	326,000	1,091,068
	Hokkaido Electric Power Co., Inc.	1,211,300	4,645,794
	Hokkaido Gas Co., Ltd.	99,200	1,465,408
	Hokuriku Electric Power Co.	911,200	5,797,438
#	Hokuriku Gas Co., Ltd.	10,100	290,696
#	K&O Energy Group, Inc.	102,400	1,446,376
	Nippon Gas Co., Ltd.	210,300	9,042,261
	Okinawa Electric Power Co., Inc. (The)	354,017	5,895,924
# *	RENOVA, Inc.	147,600	1,289,907
#	Saibu Gas Co., Ltd.	237,500	5,931,748
	Shikoku Electric Power Co., Inc.	370,000	2,722,526
	Shizuoka Gas Co., Ltd.	364,000	3,336,130
77

The Japanese Small Company Series

continued

	Shares	Value»
UTILITIES — (Continued)
# Toell Co., Ltd.	57,500	$385,644
West Holdings Corp.	114,310	2,316,750
TOTAL UTILITIES		48,257,754

TOTAL COMMON STOCKS Cost ($2,855,738,783)		2,986,819,175

			Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@ §	The DFA Short Term Investment Fund	6,579,397	76,130,208
TOTAL INVESTMENTS — (100.0%) (Cost $2,931,848,272)			$3,062,949,383

ST	Special Tax
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of June 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$85,740,246	—	$85,740,246
Consumer Discretionary	—	512,154,473	—	512,154,473
Consumer Staples	—	240,106,703	—	240,106,703
Energy	—	35,666,437	—	35,666,437
Financials	—	256,293,754	—	256,293,754
Health Care	—	144,197,106	—	144,197,106
Industrials	—	889,561,151	—	889,561,151
Information Technology	—	392,248,945	—	392,248,945
Materials	—	323,204,421	—	323,204,421
Real Estate	$330,288	59,057,897	—	59,388,185
Utilities	—	48,257,754	—	48,257,754
Securities Lending Collateral	—	76,130,208	—	76,130,208
TOTAL	$330,288	$3,062,619,095	—	$3,062,949,383
78

The Asia Pacific Small Company Series

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.3%)
AUSTRALIA — (55.3%)
*	3P Learning, Ltd.	93,233	$55,724
	A2B Australia, Ltd.	267,268	150,036
	Accent Group, Ltd.	2,095,327	2,046,052
	Adairs, Ltd.	643,521	1,034,645
#	Adbri, Ltd.	2,564,728	5,689,561
*	Advance NanoTek, Ltd.	4,230	12,487
*	Ainsworth Game Technology, Ltd.	424,317	121,164
# *	Alkane Resources, Ltd.	2,214,509	1,882,077
	Alliance Aviation Services, Ltd.	104,215	219,613
	ALS, Ltd.	1,381,741	6,309,365
	Altium, Ltd.	171,850	3,893,656
# *	Altura Mining, Ltd.	1,171,741	49,880
	AMA Group, Ltd.	2,283,100	957,419
# *	Amaysim Australia, Ltd.	1,875,509	765,849
	Ansell, Ltd.	700,311	17,801,874
#	AP Eagers, Ltd.	775,292	3,659,369
	APN Property Group, Ltd.	58,003	21,768
	Appen, Ltd.	41,643	988,741
*	Arafura Resources, Ltd.	1,409,526	55,802
	ARB Corp., Ltd.	527,030	6,589,832
# *	Ardent Leisure Group, Ltd.	3,544,964	974,731
	Asaleo Care, Ltd.	1,167,762	820,636
#	AUB Group, Ltd.	478,705	4,873,148
	Aurelia Metals, Ltd.	3,920,282	1,382,055
	Austal, Ltd.	2,278,005	5,134,718
*	Australian Agricultural Co., Ltd.	3,439,805	2,449,444
	Australian Ethical Investment, Ltd.	22,322	103,699
	Australian Finance Group, Ltd.	1,604,223	1,928,439
	Australian Pharmaceutical Industries, Ltd.	2,800,624	2,218,654
	Australian Vintage, Ltd.	4,317,004	1,226,600
#	Auswide Bank, Ltd.	106,144	356,206
	AVJennings, Ltd.	7,058,528	2,279,529
*	AVZ Minerals, Ltd.	1,847,793	67,308
*	Axsesstoday, Ltd.	20,251	4,258
	Baby Bunting Group, Ltd.	364,553	817,660
#	Bank of Queensland, Ltd.	2,104,987	9,045,024
	Bapcor, Ltd.	2,252,217	9,288,657
*	Base Resources, Ltd.	393,323	49,157
	Beach Energy, Ltd.	323,968	346,102
#	Bega Cheese, Ltd.	1,535,076	4,744,654
	Bell Financial Group, Ltd.	122,493	100,270
#	Bendigo & Adelaide Bank, Ltd.	977,851	4,775,502
*	Berkeley Energia, Ltd.	27,600	8,587
	Bingo Industries, Ltd.	841,528	1,261,873
#	Blackmores, Ltd.	97,147	5,254,313
	Bravura Solutions, Ltd.	1,621,807	5,111,086
	Breville Group, Ltd.	821,653	12,987,855
	Brickworks, Ltd.	501,379	5,518,029
	BWX, Ltd.	536,568	1,309,498
# *	Byron Energy, Ltd.	89,192	8,695
# *	Cann Group, Ltd.	71,385	39,270
#	Capitol Health, Ltd.	3,495,372	598,791
# *	Cardno, Ltd.	1,127,842	186,156
# *	Carnarvon Petroleum, Ltd.	3,381,086	460,038
	Carsales.com, Ltd.	1,241,587	15,369,380
79

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
# *	Cash Converters International, Ltd.	3,582,331	$437,134
*	Catapult Group International, Ltd.	401,552	315,650
	CDS Technologies, Ltd.	13,276	0
	Cedar Woods Properties, Ltd.	417,849	1,524,135
	Centrebet Litigation	81,336	0
	Centrebet Litigation Claim	81,336	0
#	Challenger, Ltd.	541,382	1,676,533
# *	Champion Iron, Ltd.	204,512	410,085
	Citadel Group, Ltd. (The)	129,670	286,339
#	City Chic Collective, Ltd.	166,193	335,420
	Class, Ltd.	386,717	357,767
	Clean Seas Seafood, Ltd.	87,730	33,803
*	Clean TeQ Holdings, Ltd.	86,928	8,492
	Cleanaway Waste Management, Ltd.	8,259,761	12,681,824
#	Clinuvel Pharmaceuticals, Ltd.	108,279	1,930,509
#	Clover Corp., Ltd.	365,203	542,199
	Codan, Ltd.	670,501	3,317,800
#	Collection House, Ltd.	2,084,920	1,170,898
	Collins Foods, Ltd.	745,683	4,913,992
# *	Cooper Energy, Ltd.	11,837,413	3,097,203
#	Corporate Travel Management, Ltd.	520,840	3,546,526
#	Costa Group Holdings, Ltd.	2,640,354	5,331,937
	Credit Corp. Group, Ltd.	495,925	5,437,892
	CSR, Ltd.	3,273,096	8,424,384
*	CuDeco, Ltd.	387,893	11,805
*	Dacian Gold, Ltd.	687,075	213,105
	Data#3, Ltd.	962,073	3,044,641
	Decmil Group, Ltd.	4,787,692	188,436
	Dicker Data, Ltd.	231,853	1,118,764
	Domain Holdings Australia, Ltd.	1,576,647	3,678,223
	Downer EDI, Ltd.	1,522,862	4,661,442
	DWS, Ltd.	514,109	288,792
# *	Eclipx Group, Ltd.	2,750,087	2,412,229
	Elanor Investor Group	58,263	45,146
	Elders, Ltd.	1,232,076	8,052,821
# *	Electro Optic Systems Holdings, Ltd.	550,311	1,809,556
# *	Emeco Holdings, Ltd.	976,666	679,658
# *	EML Payments, Ltd.	1,313,870	3,089,764
# *	Energy World Corp., Ltd.	87,518	3,694
	Enero Group, Ltd.	10,609	10,339
	EQT Holdings, Ltd.	95,702	1,639,412
	Estia Health, Ltd.	1,663,088	1,777,263
	Euroz, Ltd.	108,281	76,567
	EVENT Hospitality and Entertainment, Ltd.	546,035	3,189,997
# *	FAR, Ltd.	12,771,552	97,611
	Finbar Group, Ltd.	203,868	99,126
*	Fleetwood Corp., Ltd.	347,465	383,716
#	FlexiGroup, Ltd.	2,196,712	1,744,855
	Flight Centre Travel Group, Ltd.	52,732	412,212
#	Freedom Foods Group, Ltd.	362,595	753,183
	G8 Education, Ltd.	5,105,803	3,151,408
# *	Galaxy Resources, Ltd.	2,565,745	1,395,899
	Genworth Mortgage Insurance Australia, Ltd.	1,475,089	2,121,566
*	GetSwift, Ltd.	28,980	13,683
*	Gold Road Resources, Ltd.	3,183,092	3,741,029
	GR Engineering Services, Ltd.	55,230	27,697
# *	GrainCorp, Ltd., Class A	1,547,172	4,417,876
#	Grange Resources, Ltd.	449,866	75,643
*	Greenland Minerals, Ltd.	1,692,337	153,627
80

The Asia Pacific Small Company Series

continued

		Shares	Value»
AUSTRALIA — (Continued)
	GTN, Ltd.	15,394	$4,403
	GUD Holdings, Ltd.	789,679	6,314,801
#	GWA Group, Ltd.	1,782,472	3,447,430
	Hansen Technologies, Ltd.	1,293,047	2,614,693
	Healius, Ltd.	4,144,191	8,756,246
#	Helloworld Travel, Ltd.	40,876	65,373
*	Highfield Resources, Ltd.	160,730	47,319
*	Horizon Oil, Ltd.	714,889	30,683
#	HT&E, Ltd.	1,730,638	1,435,537
#	HUB24, Ltd.	270,391	1,758,889
*	IDM International, Ltd.	958	0
	IGO, Ltd.	3,070,006	10,475,064
	Iluka Resources, Ltd.	1,293,222	7,725,747
*	Image Resources NL	332,933	35,019
	Imdex, Ltd.	2,381,029	1,852,288
*	Immutep, Ltd.	140,912	15,154
*	ImpediMed, Ltd.	417,437	17,967
#	Infigen Energy	6,695,697	4,357,442
	Infomedia, Ltd.	2,776,535	3,312,570
#	Inghams Group, Ltd.	2,191,759	4,874,049
*	Intega Group, Ltd.	1,127,842	181,329
	Integral Diagnostics, Ltd.	304,532	826,198
#	Integrated Research, Ltd.	611,969	1,633,414
#	InvoCare, Ltd.	1,035,492	7,530,126
*	ioneer, Ltd.	330,187	30,093
	IOOF Holdings, Ltd.	2,149,859	7,387,169
	IPH, Ltd.	1,243,670	6,468,344
	IRESS, Ltd.	1,225,060	9,363,863
*	iSelect, Ltd.	96,851	13,828
*	iSentia Group, Ltd.	28,502	2,909
	IVE Group, Ltd.	578,489	326,568
	Japara Healthcare, Ltd.	1,815,991	618,347
#	JB Hi-Fi, Ltd.	505,510	15,124,578
	Johns Lyng Group, Ltd.	198,508	325,130
#	Jumbo Interactive, Ltd.	208,843	1,396,679
#	Jupiter Mines, Ltd.	4,784,049	929,279
	K&S Corp., Ltd.	194,192	171,434
# *	Karoon Energy, Ltd.	3,390,788	1,436,623
*	Kingsgate Consolidated, Ltd.	1,825,067	506,759
	Kogan.com, Ltd.	290,516	2,982,276
	Lednium Technology Pty, Ltd.	195,019	0
	Lifestyle Communities, Ltd.	132,875	869,337
	Link Administration Holdings, Ltd.	640,723	1,832,942
#	Lovisa Holdings, Ltd.	122,612	511,284
# *	Lynas Corp., Ltd.	4,844,493	6,574,003
	MACA, Ltd.	1,272,720	764,485
	Macmahon Holdings, Ltd.	5,344,671	944,485
*	MaxiTRANS Industries, Ltd.	396,171	31,575
*	Mayne Pharma Group, Ltd.	10,077,132	2,699,556
	McMillan Shakespeare, Ltd.	490,350	3,099,831
	McPherson’s, Ltd.	568,858	1,097,922
*	Medusa Mining, Ltd.	475,938	229,212
# *	Mesoblast, Ltd.	630,272	1,449,689
# *	Metals X, Ltd.	4,002,773	219,391
#	Metcash, Ltd.	7,963,936	15,026,135
	Michael Hill International, Ltd.	1,490,263	338,641
	Michael Hill International, Ltd.	94,305	20,674
*	Millennium Minerals, Ltd.	1,065,474	14,044
*	Mincor Resources NL	50,402	27,431
81

The Asia Pacific Small Company Series

continued

		Shares	Value»
AUSTRALIA — (Continued)
	Mincor Resources NL	4,722	$2,542
#	Mineral Resources, Ltd.	1,127,789	16,699,796
# *	MMA Offshore, Ltd.	4,757,868	215,424
#	MNF Group, Ltd.	194,514	759,354
	Moelis Australia, Ltd.	72,907	176,830
	Monadelphous Group, Ltd.	566,488	4,273,362
	Monash IVF Group, Ltd.	1,738,681	642,089
#	Money3 Corp., Ltd.	926,438	1,005,420
*	Morning Star Gold NL	332,749	0
	Mortgage Choice, Ltd.	814,098	367,495
	Mosaic Brands, Ltd.	5,993	2,999
# *	Motorcycle Holdings, Ltd.	19,615	25,097
	Mount Gibson Iron, Ltd.	3,605,253	1,536,694
# *	Myanmar Metals, Ltd.	494,858	21,554
# *	Myer Holdings, Ltd.	3,707,181	481,211
	MyState, Ltd.	534,849	1,453,575
	Navigator Global Investments, Ltd.	997,653	820,919
# *	nearmap, Ltd.	1,327,876	2,099,748
#	Neometals, Ltd.	626,513	69,705
	Netwealth Group, Ltd.	365,621	2,282,178
	New Energy Solar, Ltd.	196,155	156,554
#	New Hope Corp., Ltd.	2,234,532	2,130,968
*	NEXTDC, Ltd.	2,176,341	14,969,375
	nib holdings, Ltd.	3,098,293	9,887,809
#	Nick Scali, Ltd.	400,543	1,800,544
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	8,966,188
	NRW Holdings, Ltd.	2,939,598	3,853,490
*	Nufarm, Ltd.	1,868,539	5,308,551
#	OFX Group, Ltd.	1,813,799	1,762,587
	OM Holdings, Ltd.	342,290	81,615
	Omni Bridgeway, Ltd.	2,357,576	7,783,594
# *	Onevue Holdings, Ltd.	857,257	219,602
	oOh!media, Ltd.	3,082,993	1,976,344
# *	Orocobre, Ltd.	141,073	228,960
	Orora, Ltd.	6,339,374	11,208,438
#	Over the Wire Holdings, Ltd.	14,661	35,320
	OZ Minerals, Ltd.	2,218,981	17,049,661
#	Pacific Current Group, Ltd.	248,331	942,561
#	Pacific Smiles Group, Ltd.	262,416	285,782
# *	Pact Group Holdings, Ltd.	1,518,087	2,317,449
# *	Paladin Energy, Ltd.	1,235,586	86,736
*	Panoramic Resources, Ltd.	12,524,208	713,001
# *	Pantoro, Ltd.	632,837	118,015
	Peet, Ltd.	928,220	623,219
	Pendal Group, Ltd.	1,950,282	8,159,432
	People Infrastructure, Ltd.	39,313	54,697
	Perenti Global, Ltd.	4,835,224	3,925,745
#	Perpetual, Ltd.	350,481	7,247,936
*	Perseus Mining, Ltd.	9,066,296	8,389,683
#	Platinum Asset Management, Ltd.	2,013,396	5,238,544
*	Pluton Resources, Ltd.	20,710	0
*	Poseidon Nickel, Ltd.	643,832	12,572
# *	Praemium, Ltd.	1,152,591	290,658
	Premier Investments, Ltd.	622,552	7,506,870
	Pro Medicus, Ltd.	300,101	5,526,148
	Propel Funeral Partners, Ltd.	15,509	32,287
	PWR Holdings, Ltd.	169,474	532,217
*	Quickstep Holdings, Ltd.	134,452	7,854
	Ramelius Resources, Ltd.	4,758,357	6,678,966
82

The Asia Pacific Small Company Series

continued

		Shares	Value»
AUSTRALIA — (Continued)
	Reckon, Ltd.	446,073	$206,384
# *	Red 5, Ltd.	2,446,021	342,693
	Redcape Hotel Group	111,772	63,505
#	Regis Healthcare, Ltd.	1,192,651	1,165,485
	Regis Resources, Ltd.	3,188,786	11,668,715
# *	Reject Shop, Ltd. (The)	109,654	536,558
	Reliance Worldwide Corp., Ltd.	2,602,124	5,347,105
	Resimac Group, Ltd.	11,841	8,346
*	Resolute Mining, Ltd.	9,170,450	7,351,036
*	Retail Food Group, Ltd.	499,083	24,265
#	Rhipe, Ltd.	298,914	411,800
#	Ridley Corp., Ltd.	1,862,695	934,262
*	RPMGlobal Holdings, Ltd.	192,851	141,239
	RXP Services, Ltd.	70,213	12,146
	Salmat, Ltd.	667,137	310,614
	Sandfire Resources, Ltd.	1,249,475	4,433,895
*	Saracen Mineral Holdings, Ltd.	6,862,422	26,136,505
#	SeaLink Travel Group, Ltd.	390,161	1,199,350
	Select Harvests, Ltd.	697,602	3,049,313
*	Senex Energy, Ltd.	9,572,408	1,518,371
#	Servcorp, Ltd.	366,667	589,862
	Service Stream, Ltd.	2,572,185	3,414,464
# *	Seven West Media, Ltd.	5,378,078	343,896
	SG Fleet Group, Ltd.	393,656	436,936
	Sigma Healthcare, Ltd.	6,192,917	2,681,772
*	Silver Lake Resources, Ltd.	7,807,789	11,695,920
# *	Silver Mines, Ltd.	318,112	23,494
	Sims, Ltd.	1,162,937	6,463,504
	SmartGroup Corp., Ltd.	674,100	2,858,322
	Southern Cross Media Group, Ltd.	13,206,930	1,616,295
	Spark Infrastructure Group	11,180,077	16,697,996
# *	SpeedCast International, Ltd.	1,707,915	698,340
	SRG Global, Ltd.	330,321	48,477
	St Barbara, Ltd.	5,157,916	11,417,576
	Stanmore Coal, Ltd.	46,807	25,417
	Star Entertainment Grp, Ltd. (The)	1,419,985	2,821,406
	Steadfast Group, Ltd.	5,683,479	13,316,653
# *	Strike Energy, Ltd.	2,846,114	419,091
	Sunland Group, Ltd.	1,211,896	967,262
#	Super Retail Group, Ltd.	1,139,326	6,410,231
# *	Superloop, Ltd.	689,422	474,805
# *	Syrah Resources, Ltd.	2,327,569	454,133
	Tassal Group, Ltd.	1,531,815	3,667,755
	Technology One, Ltd.	1,748,272	10,714,003
*	Thorn Group, Ltd.	744,756	43,749
*	Tiger Resources, Ltd.	9,447,997	1,773
	Tribune Resources, Ltd.	14,725	74,143
*	Troy Resources, Ltd.	372,547	21,621
# *	United Malt Grp, Ltd.	1,771,214	5,057,906
	Village Roadshow, Ltd.	942,069	1,416,057
	Virgin Australia Holdings, Ltd.	7,648,897	0
# *	Virgin Australia Holdings, Ltd.	11,131,924	660,664
	Virtus Health, Ltd.	572,516	1,126,172
	Vita Group, Ltd.	450,191	301,720
	Viva Energy Group, Ltd.	2,728,810	3,479,308
*	Vocus Group, Ltd.	4,091,642	8,407,812
# *	Wagners Holding Co., Ltd.	122,838	94,797
#	Webjet, Ltd.	2,056,935	4,809,203
#	Western Areas, Ltd.	1,961,504	3,606,882
83

The Asia Pacific Small Company Series

continued

		Shares	Value»
AUSTRALIA — (Continued)
# *	Westgold Resources, Ltd.	2,414,524	$3,545,064
	Whitehaven Coal, Ltd.	4,887,743	4,887,412
	WPP AUNZ, Ltd.	1,788,160	348,451
TOTAL AUSTRALIA			793,960,395

CHINA — (0.9%)
	APT Satellite Holdings, Ltd.	80,500	20,836
*	China Boton Group Co., Ltd.	751,028	123,633
*	China Display Optoelectronics Technology Holdings, Ltd.	6,384,000	368,829
	CITIC Telecom International Holdings, Ltd.	13,794,125	4,394,635
	K Wah International Holdings, Ltd.	1,360,000	589,032
	KWG Group Holdings, Ltd.	100,000	169,906
*	Leyou Technologies Holdings, Ltd.	2,990,000	987,142
	SITC International Holdings Co., Ltd.	6,142,000	6,576,485
	TK Group Holdings, Ltd.	1,482,000	431,278
TOTAL CHINA			13,661,776

HONG KONG — (20.9%)
	Aeon Credit Service Asia Co., Ltd.	986,000	696,013
	Aeon Stores Hong Kong Co., Ltd.	248,000	56,931
	Allied Group, Ltd.	655,200	3,895,969
	Allied Properties HK, Ltd.	12,947,857	3,165,238
#	APAC Resources, Ltd.	3,766,513	408,281
*	Apollo Future Mobility Group, Ltd.	8,436,000	528,615
*	Applied Development Holdings, Ltd.	14,125,000	288,931
*	Arts Optical International Hldgs, Ltd.	694,000	82,426
#	Asia Financial Holdings, Ltd.	2,404,908	1,088,196
	Asia Standard Hotel Group, Ltd.	16,351,654	466,560
	Asia Standard International Group, Ltd.	13,222,917	1,544,325
	Asiasec Properties, Ltd.	1,737,000	285,428
	Associated International Hotels, Ltd.	952,000	1,817,503
	Automated Systems Holdings, Ltd.	340,400	36,034
	Bel Global Resources Holdings, Ltd.	2,576,000	0
*	Best Food Holding Co., Ltd.	996,000	110,326
	BOCOM International Holdings Co., Ltd.	817,000	102,549
	BOE Varitronix, Ltd.	3,807,293	1,217,257
#	Bright Smart Securities & Commodities Group, Ltd.	5,788,000	1,144,273
*	Brightoil Petroleum Holdings, Ltd.	9,034,000	327,884
	Build King Holdings, Ltd.	440,000	46,282
*	Burwill Holdings, Ltd.	37,300,960	64,009
	Cafe de Coral Holdings, Ltd.	3,090,000	6,423,322
# *	Camsing International Holding, Ltd.	3,238,000	90,867
	Century City International Holdings, Ltd.	7,111,460	368,627
	CGN Mining Co., Ltd.	5,195,000	202,154
	Chen Hsong Holdings	1,296,000	303,091
	Cheuk Nang Holdings, Ltd.	753,768	346,383
#	Chevalier International Holdings, Ltd.	820,989	1,093,336
*	China Baoli Technologies Holdings, Ltd.	1,147,500	2,621
# *	China Best Group Holding, Ltd.	4,250,000	59,374
# *	China Energy Development Holdings, Ltd.	61,178,000	1,344,519
	China Motor Bus Co., Ltd.	67,800	816,489
	China New Higher Education Group, Ltd.	619,000	412,557
*	China Solar Energy Holdings, Ltd.	1,669,500	7,270
#	China Star Entertainment, Ltd.	11,410,000	2,510,358
# *	China Strategic Holdings, Ltd.	80,821,250	293,232
*	China Tonghai International Financial, Ltd.	1,300,000	50,734
	Chinese Estates Holdings, Ltd.	3,459,000	2,305,475
*	Chinlink International Holdings, Ltd.	944,800	79,632
84

The Asia Pacific Small Company Series

continued

		Shares	Value»
HONG KONG — (Continued)
	Chinney Investments, Ltd.	1,180,000	$255,910
	Chong Hing Bank, Ltd.	234,000	287,967
	Chow Sang Sang Holdings International, Ltd.	2,417,000	2,570,644
	Chuang’s China Investments, Ltd.	8,811,407	422,852
	Chuang’s Consortium International, Ltd.	7,519,043	1,050,294
#	CK Life Sciences Intl Holdings, Inc.	21,790,000	2,624,752
	CMBC Capital Holdings, Ltd.	4,940,000	105,006
	CNQC International Holdings, Ltd.	4,627,500	408,951
	CNT Group, Ltd.	7,979,264	373,220
	Convenience Retail Asia, Ltd.	664,000	314,550
# *	Convoy Global Holdings, Ltd.	38,622,000	155,973
# *	Cosmopolitan International Holdings, Ltd.	880,000	149,185
#	Cowell e Holdings, Inc.	4,444,000	1,598,650
*	Crocodile Garments	801,000	36,259
	Cross-Harbour Holdings, Ltd. (The)	1,596,645	2,265,929
	CSI Properties, Ltd.	47,866,383	1,505,995
*	CST Group, Ltd.	144,064,000	406,569
*	CW Group Holdings, Ltd.	1,361,500	7,606
	Dah Sing Banking Group, Ltd.	3,977,516	3,649,962
	Dah Sing Financial Holdings, Ltd.	1,509,744	4,250,132
	Dickson Concepts International, Ltd.	1,620,500	943,588
*	Digital Domain Holdings, Ltd.	2,310,000	14,066
*	Dingyi Group Investment, Ltd.	6,285,000	30,801
#	Dynamic Holdings, Ltd.	78,000	118,939
	Eagle Nice International Holdings, Ltd.	2,194,000	762,427
	EcoGreen International Group, Ltd.	1,994,640	307,003
*	eForce Holdings, Ltd.	8,784,000	142,895
*	Emperor Capital Group, Ltd.	32,721,000	565,526
	Emperor Entertainment Hotel, Ltd.	5,165,000	696,666
#	Emperor International Holdings, Ltd.	10,584,753	1,769,633
	Emperor Watch & Jewellery, Ltd.	35,970,000	567,992
*	Energy International Investments Holdings, Ltd.	1,960,000	17,759
# *	ENM Holdings, Ltd.	16,260,000	1,351,696
*	Esprit Holdings, Ltd.	17,302,750	1,890,138
*	Eternity Investment, Ltd.	820,000	15,648
	Ezcom Holdings, Ltd.	72,576	0
#	Fairwood Holdings, Ltd.	826,100	1,851,379
	Far East Consortium International, Ltd.	11,349,130	3,720,766
*	Far East Holdings International, Ltd.	606,000	8,497
# *	FIH Mobile, Ltd.	33,510,000	3,612,461
	First Pacific Co., Ltd.	16,870,000	3,236,687
*	First Shanghai Investments, Ltd.	6,672,000	312,330
	Fountain SET Holdings, Ltd.	6,594,000	825,797
	Four Seas Mercantile Holdings, Ltd.	610,000	205,406
*	Freeman Fintech Corp, Ltd.	13,680,000	119,141
	GDH Guangnan Holdings, Ltd.	2,363,600	193,535
*	Genting Hong Kong, Ltd.	483,000	35,681
	Get Nice Financial Group, Ltd.	2,438,600	204,659
	Get Nice Holdings, Ltd.	59,028,000	1,014,150
	Giordano International, Ltd.	12,290,000	1,868,874
	Glorious Sun Enterprises, Ltd.	4,616,000	507,223
*	Glory Sun Land Group, Ltd.	3,081,000	181,284
	Gold Peak Industries Holdings, Ltd.	3,029,642	250,792
	Golden Resources Development International, Ltd.	4,082,500	296,397
# *	Gold-Finance Holdings, Ltd.	9,580,000	16,687
*	Good Resources Holdings, Ltd.	9,720,000	90,127
*	Goodbaby International Holdings, Ltd.	7,131,000	804,836
*	GR Properties, Ltd.	3,822,000	725,302
	Great Eagle Holdings, Ltd.	1,068,349	2,696,852
85

The Asia Pacific Small Company Series

continued

		Shares	Value»
HONG KONG — (Continued)
# *	Great Harvest Maeta Group Holdings, Ltd.	1,237,500	$159,677
*	Greater Bay Area Investments Group Holdings, Ltd.	18,640,000	24,050
*	Greentech Technology International, Ltd.	8,860,000	115,202
*	G-Resources Group, Ltd.	248,784,600	1,223,749
#	Guotai Junan International Holdings, Ltd.	31,755,797	4,167,296
#	Haitong International Securities Group, Ltd.	21,115,400	5,068,001
	Hang Lung Group, Ltd.	2,192,000	5,129,699
	Hanison Construction Holdings, Ltd.	2,713,649	367,737
*	Hao Tian Development Group, Ltd.	19,412,400	580,849
#	Harbour Centre Development, Ltd.	935,500	1,001,392
#	HKBN, Ltd.	4,226,500	7,411,431
*	HKBridge Financial Holdings, Ltd.	103,000	6,673
	HKR International, Ltd.	7,149,369	3,203,820
	Hon Kwok Land Investment Co., Ltd.	388,800	127,883
	Hong Kong Ferry Holdings Co., Ltd.	1,007,300	763,374
# *	Hong Kong Finance Investment Holding Group, Ltd.	9,182,000	890,127
	Hong Kong Shanghai Alliance Holdings, Ltd.	262,002	9,677
#	Hongkong & Shanghai Hotels, Ltd. (The)	3,648,489	3,307,563
	Hongkong Chinese, Ltd.	5,038,000	482,747
	Hop Hing Group Holdings, Ltd.	13,596,000	105,396
	Hsin Chong Group Holdings, Ltd.	10,243,403	346,932
	Hung Hing Printing Group, Ltd.	3,040,000	393,656
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	13,438,000	2,142,519
	Hypebeast, Ltd.	447,500	48,009
	Hysan Development Co., Ltd.	911,000	2,940,923
*	I-CABLE Communications, Ltd.	4,080,000	35,757
*	Imagi International Holdings, Ltd.	2,388,984	220,217
	International Housewares Retail Co., Ltd.	2,042,000	491,505
	IPE Group, Ltd.	3,345,000	295,216
*	IRC, Ltd.	37,862,266	417,474
	IT, Ltd.	5,174,532	759,692
#	ITC Properties Group, Ltd.	6,476,100	778,101
	Jacobson Pharma Corp., Ltd.	3,616,000	640,822
	Johnson Electric Holdings, Ltd.	2,863,992	5,093,657
*	Kader Holdings Co., Ltd.	578,000	45,900
	Kam Hing International Holdings, Ltd.	1,822,000	93,054
	Karrie International Holdings, Ltd.	2,440,000	332,105
#	Keck Seng Investments	912,600	400,930
	Kerry Logistics Network, Ltd.	3,771,500	5,027,930
	Kerry Properties, Ltd.	352,500	915,665
	Kingmaker Footwear Holdings, Ltd.	2,386,955	194,358
	Kowloon Development Co., Ltd.	3,133,000	3,418,095
	Kwoon Chung Bus Holdings, Ltd.	44,000	13,079
#	Lai Sun Development Co., Ltd.	1,976,896	2,076,508
	Lai Sun Garment International, Ltd.	665,530	687,453
	Lam Soon Hong Kong, Ltd.	317,310	484,491
*	Landing International Development, Ltd.	6,360,400	206,042
	Landsea Green Group Co., Ltd.	3,016,000	265,282
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	2,532,500	395,837
# *	Lerthai Group, Ltd.	40,000	25,336
	Lifestyle International Holdings, Ltd.	3,713,000	3,064,247
	Lippo China Resources, Ltd.	21,162,000	424,163
	Lippo, Ltd.	1,161,700	345,865
	Liu Chong Hing Investment, Ltd.	1,511,200	1,389,116
	L’Occitane International SA	2,278,500	3,841,200
	Luk Fook Holdings International, Ltd.	3,704,000	8,052,744
	Luks Group Vietnam Holdings Co., Ltd.	514,913	80,774
	Lung Kee Bermuda Holdings	1,521,875	405,208
86

The Asia Pacific Small Company Series

continued

		Shares	Value»
HONG KONG — (Continued)
*	Macau Legend Development, Ltd.	19,573,000	$2,661,653
	Magnificent Hotel Investment, Ltd.	13,170,000	198,203
	Man Wah Holdings, Ltd.	14,769,200	14,223,951
	Mason Group Holdings, Ltd.	111,713,399	362,793
	Master Glory Group, Ltd.	972,981	6,126
	Matrix Holdings, Ltd.	1,067,414	408,835
	Melbourne Enterprises, Ltd.	39,500	876,317
	Melco International Development, Ltd.	2,371,000	4,622,734
*	Midland Holdings, Ltd.	4,053,897	420,110
	Ming Fai International Holdings, Ltd.	2,064,000	189,864
	Miramar Hotel & Investment	1,144,000	2,040,876
	Modern Dental Group, Ltd.	2,865,000	560,559
#	Nameson Holdings, Ltd.	7,744,000	401,047
	Nanyang Holdings, Ltd.	133,500	724,512
	National Electronics Hldgs	2,668,600	358,089
*	National United Resources Holdings, Ltd.	18,280,000	62,738
*	Neo-Neon Holdings, Ltd.	2,625,500	175,768
	New Century Group Hong Kong, Ltd.	10,039,464	137,455
# *	NewOcean Energy Holdings, Ltd.	9,822,000	927,644
*	Nimble Holdings Co., Ltd.	912,000	39,958
#	NOVA Group Holdings, Ltd.	165,000	3,144
	NWS Holdings, Ltd.	188,000	163,532
#	OP Financial, Ltd.	8,336,000	950,558
	Oriental Watch Holdings	3,590,800	919,959
#	Oshidori International Holdings, Ltd.	20,024,400	2,492,205
	Pacific Andes International Holdings, Ltd.	19,435,067	68,708
	Pacific Basin Shipping, Ltd.	35,877,000	5,274,491
	Pacific Textiles Holdings, Ltd.	8,566,000	4,152,107
	Pak Fah Yeow International, Ltd.	5,000	1,460
	Paliburg Holdings, Ltd.	3,180,830	819,529
#	Paradise Entertainment, Ltd.	3,672,000	370,003
*	PC Partner Group, Ltd.	2,362,000	316,189
	PCCW, Ltd.	1,280,000	731,857
# *	Peace Mark Holdings, Ltd.	2,479,870	0
*	Pegasus International Holdings, Ltd.	100,000	9,553
	Perfect Shape Medical, Ltd.	3,452,000	1,240,714
#	Pico Far East Holdings, Ltd.	5,924,000	904,786
	Playmates Holdings, Ltd.	7,082,000	795,584
*	Playmates Toys, Ltd.	3,612,000	116,859
	Plover Bay Technologies, Ltd.	2,032,000	260,633
#	Pokfulam Development Co., Ltd.	234,000	376,072
	Polytec Asset Holdings, Ltd.	13,613,026	1,358,341
*	PT International Development Co., Ltd.	8,345,150	349,854
	Public Financial Holdings, Ltd.	3,160,000	870,808
*	PYI Corp., Ltd.	29,369,973	257,143
	PYXIS Group, Ltd.	1,936,000	0
	Rare Earth Magnesium Technology Group Holdings, Ltd.	12,860,000	286,127
#	Regal Hotels International Holdings, Ltd.	2,953,800	1,168,617
#	Regina Miracle International Holdings, Ltd.	2,346,000	669,965
#	Sa Sa International Holdings, Ltd.	11,432,747	1,939,375
	Safety Godown Co., Ltd.	400,000	533,558
	SAS Dragon Holdings, Ltd.	2,182,000	639,625
#	SEA Holdings, Ltd.	1,711,523	1,253,592
	Shangri-La Asia, Ltd.	1,612,000	1,392,919
	Shenwan Hongyuan HK, Ltd.	4,506,250	514,011
	Shun Ho Property Investments, Ltd.	1,254,757	280,875
	Shun Tak Holdings, Ltd.	11,755,419	4,401,408
*	Sincere Watch Hong Kong, Ltd.	4,450,000	42,172
	Sing Pao Media Enterprises	250,511	0
87

The Asia Pacific Small Company Series

continued

		Shares	Value»
HONG KONG — (Continued)
	Sing Tao News Corp., Ltd.	1,974,000	$357,918
	Singamas Container Holdings, Ltd.	12,802,000	843,348
	SIS International Holdings	34,000	7,222
	Sitoy Group Holdings, Ltd.	2,247,000	137,067
	SmarTone Telecommunications Holdings, Ltd.	3,727,481	2,001,404
*	SOCAM Development, Ltd.	1,372,170	297,317
*	Solomon Systech International, Ltd.	11,998,000	323,637
	Soundwill Holdings, Ltd.	690,500	615,363
*	South China Holdings Co., Ltd.	17,774,502	295,274
	Stella International Holdings, Ltd.	2,604,500	2,671,201
*	Success Universe Group, Ltd.	6,716,000	133,755
# *	Summit Ascent Holdings, Ltd.	7,740,000	573,662
	Sun Hung Kai & Co., Ltd.	5,271,429	2,074,946
	SUNeVision Holdings, Ltd.	2,029,000	1,597,553
*	Synergy Group Holdings International, Ltd.	230,000	6,772
#	TAI Cheung Holdings, Ltd.	2,327,000	1,482,638
	Tai Sang Land Development, Ltd.	798,910	423,029
*	Talent Property Group, Ltd.	4,305,000	16,076
#	Tan Chong International, Ltd.	1,176,000	293,201
#	Tao Heung Holdings, Ltd.	1,802,000	233,368
	Television Broadcasts, Ltd.	2,926,700	3,411,148
*	Termbray Industries International Holdings, Ltd.	1,314,900	46,540
	Texwinca Holdings, Ltd.	6,964,000	1,030,555
*	Theme International Holdings, Ltd.	5,990,000	62,806
	Tian Teck Land, Ltd.	1,024,000	746,792
# *	TOM Group, Ltd.	1,146,000	173,370
#	Town Health International Medical Group, Ltd.	5,606,115	93,309
	Tradelink Electronic Commerce, Ltd.	6,206,000	722,799
	Transport International Holdings, Ltd.	1,590,602	3,091,419
*	Trinity, Ltd.	850,000	13,125
	Tsui Wah Holdings, Ltd.	1,322,000	53,929
	Union Medical Healthcare, Ltd.	1,377,097	704,369
	United Laboratories International Holdings, Ltd. (The)	6,644,000	5,753,795
*	Universal Technologies Holdings, Ltd.	1,730,000	32,295
*	Up Energy Development Group, Ltd.	3,929,000	12,268
*	Value Convergence Holdings, Ltd.	4,844,000	147,826
#	Value Partners Group, Ltd.	4,836,000	2,465,261
#	Valuetronics Holdings, Ltd.	3,079,850	1,224,987
	Vanke Overseas Investment Holding Co., Ltd.	49,000	17,841
	Vantage International Holdings, Ltd.	1,976,000	127,476
	Vedan International Holdings, Ltd.	3,576,000	345,742
#	Vitasoy International Holdings, Ltd.	1,341,000	5,154,407
#	VPower Group International Holdings, Ltd.	779,000	425,907
#	VSTECS Holdings, Ltd.	6,665,600	3,602,936
	VTech Holdings, Ltd.	1,438,200	8,663,965
	Wai Kee Holdings, Ltd.	7,038,738	3,476,257
	Wang On Group, Ltd.	40,100,000	383,776
	Win Hanverky Holdings, Ltd.	808,000	31,514
	Wing On Co. International, Ltd.	759,000	1,711,508
	Wing Tai Properties, Ltd.	2,187,331	1,119,455
	Wonderful Sky Financial Group Holdings, Ltd.	1,386,000	124,868
	Xinyi Glass Holdings, Ltd.	3,274,000	4,040,516
	YGM Trading, Ltd.	447,000	162,076
#	YT Realty Group, Ltd.	3,450,008	933,557
	Yue Yuen Industrial Holdings, Ltd.	802,500	1,223,225
# *	Yunfeng Financial Group, Ltd.	280,000	117,906
	Zensun Enterprises, Ltd.	1,740,000	79,036
# *	Zhaobangji Properties Holdings, Ltd.	784,000	121,726
TOTAL HONG KONG			300,793,925
88

The Asia Pacific Small Company Series

continued

		Shares	Value»
JAPAN — (0.0%)
	Honma Golf, Ltd.	1,060,000	$450,115

NEW ZEALAND — (6.6%)
	Abano Healthcare Group, Ltd.	68,521	134,568
	Air New Zealand, Ltd.	218,896	187,732
#	Arvida Group, Ltd.	751,791	707,393
	Briscoe Group, Ltd.	5,431	11,050
*	CBL Corp., Ltd.	47,180	18,097
	Chorus, Ltd.	3,219,258	15,594,265
	Colonial Motor Co., Ltd. (The)	144,588	640,718
# *	Comvita, Ltd.	52,637	86,748
	Fletcher Building, Ltd.	135,080	325,061
	Freightways, Ltd.	984,862	4,598,578
	Genesis Energy, Ltd.	1,941,867	3,813,725
#	Gentrack Group, Ltd.	71,302	65,301
#	Hallenstein Glasson Holdings, Ltd.	326,057	747,941
	Heartland Group Holdings, Ltd.	1,963,362	1,567,119
	Infratil, Ltd.	4,368,506	13,326,950
#	Investore Property, Ltd.	551,549	656,842
	Kathmandu Holdings, Ltd.	2,598,560	1,913,228
	Mainfreight, Ltd.	316,713	8,085,312
	Metlifecare, Ltd.	1,045,171	3,499,787
	Millennium & Copthorne Hotels New Zealand, Ltd.	386,829	455,081
	NEW Zealand King Salmon Investments, Ltd.	51,906	63,088
	New Zealand Refining Co., Ltd. (The)	965,490	459,005
# *	NZME, Ltd.	945,851	172,331
	NZX, Ltd.	1,414,768	1,283,442
	Oceania Healthcare, Ltd.	629,369	368,150
*	Pacific Edge, Ltd.	546,889	97,279
	PGG Wrightson, Ltd.	120,785	210,558
#	Port of Tauranga, Ltd.	285,462	1,429,508
*	Pushpay Holdings, Ltd.	815,501	4,656,915
*	Restaurant Brands New Zealand, Ltd.	171,783	1,313,960
*	Richina Pacific Ltd.	274,180	0
	Sanford, Ltd.	394,135	1,600,877
	Scales Corp., Ltd.	462,215	1,465,533
	Scott Technology, Ltd.	47,518	50,856
*	Serko, Ltd.	49,653	106,379
#	Skellerup Holdings, Ltd.	806,301	1,119,601
*	SKY Network Television, Ltd.	2,821,003	274,288
	SKYCITY Entertainment Group, Ltd.	5,101,527	7,934,263
	Steel & Tube Holdings, Ltd.	575,667	234,564
	Summerset Group Holdings, Ltd.	1,369,259	5,737,711
*	Synlait Milk, Ltd.	375,719	1,728,313
#	Tourism Holdings, Ltd.	712,961	917,668
*	TOWER, Ltd.	2,581,956	1,045,564
#	Trustpower, Ltd.	252,846	1,137,765
	Turners Automotive Group, Ltd.	50,113	68,410
	Vector, Ltd.	167,421	389,669
	Vista Group International, Ltd.	458,004	431,767
	Warehouse Group, Ltd. (The)	360,516	481,753
#	Z Energy, Ltd.	1,809,064	3,173,036
TOTAL NEW ZEALAND			94,387,749

SINGAPORE — (13.3%)
*	Abterra, Ltd.	230,320	1,206
	Accordia Golf Trust	5,267,200	2,601,220
	AEM Holdings, Ltd.	1,492,200	3,396,966
#	Amara Holdings, Ltd.	974,800	247,887
89

The Asia Pacific Small Company Series

continued

		Shares	Value»
SINGAPORE — (Continued)
	Ascendas India Trust	5,731,200	$5,557,438
	Avarga, Ltd.	3,076,900	347,346
# *	Banyan Tree Holdings, Ltd.	1,214,100	215,483
#	Best World International, Ltd.	2,911,550	528,157
# *	Bonvests Holdings, Ltd.	950,000	595,780
#	Boustead Singapore, Ltd.	2,320,982	1,043,729
#	Bukit Sembawang Estates, Ltd.	1,248,703	3,465,715
	Bund Center Investment, Ltd.	659,825	230,598
#	Centurion Corp., Ltd.	1,405,100	364,055
	China Aviation Oil Singapore Corp., Ltd.	2,708,399	1,956,435
#	China Sunsine Chemical Holdings, Ltd.	3,917,000	990,122
#	Chip Eng Seng Corp., Ltd.	3,894,900	1,617,851
	Chuan Hup Holdings, Ltd.	3,937,600	554,900
	Civmec, Ltd.	162,700	39,185
	ComfortDelGro Corp., Ltd.	2,033,300	2,136,812
# *	COSCO Shipping International Singapore Co., Ltd.	8,272,600	1,230,407
# *	Creative Technology, Ltd.	440,200	953,137
#	CSE Global, Ltd.	2,713,000	783,272
	Del Monte Pacific, Ltd.	2,449,764	181,361
#	Delfi, Ltd.	885,400	469,329
*	DMX Technologies Group, Ltd.	2,096,000	0
	Elec & Eltek International Co., Ltd.	184,100	422,638
# *	Ezion Holdings, Ltd.	37,245,878	216,484
# *	Ezra Holdings, Ltd.	12,568,855	18,579
#	Far East Orchard, Ltd.	1,249,303	944,490
#	First Resources, Ltd.	5,615,400	5,641,337
#	First Sponsor Group, Ltd.	484,728	399,725
#	Food Empire Holdings, Ltd.	1,473,700	565,889
#	Fragrance Group, Ltd.	6,077,000	502,595
#	Fraser and Neave, Ltd.	162,900	162,121
#	Frencken Group, Ltd.	2,124,300	1,353,860
	Fu Yu Corp., Ltd.	3,824,600	664,494
*	Gallant Venture, Ltd.	5,262,600	427,624
	Geo Energy Resources, Ltd.	3,837,000	315,933
#	GK Goh Holdings, Ltd.	1,484,065	807,254
#	GL, Ltd.	3,605,600	1,554,892
	Golden Agri-Resources, Ltd.	38,086,600	4,075,889
	Golden Energy & Resources, Ltd.	603,700	69,593
	GP Industries, Ltd.	2,406,509	1,001,744
	GuocoLand, Ltd.	1,932,314	2,034,676
# *	Halcyon Agri Corp., Ltd.	1,760,948	275,628
	Hanwell Holdings, Ltd.	1,820,619	253,605
	Haw Par Corp., Ltd.	368,400	2,605,467
#	Hiap Hoe, Ltd.	498,000	231,486
#	Hi-P International, Ltd.	1,001,600	769,608
#	Ho Bee Land, Ltd.	1,656,200	2,512,675
	Hong Fok Corp., Ltd.	3,566,294	1,824,803
	Hong Fok Land, Ltd.	1,210,000	0
	Hong Leong Asia, Ltd.	2,110,900	754,582
#	Hong Leong Finance, Ltd.	1,002,000	1,798,467
	Hotel Grand Central, Ltd.	1,660,083	1,159,025
#	Hour Glass, Ltd. (The)	1,879,432	933,839
	HRnetgroup, Ltd.	44,100	15,721
	Hutchison Port Holdings Trust	25,256,400	2,433,909
	Hwa Hong Corp., Ltd.	2,123,500	452,182
# *	Hyflux, Ltd.	3,707,700	48,664
#	iFAST Corp., Ltd.	956,000	971,167
#	IGG, Inc.	9,421,000	7,747,995
	Indofood Agri Resources, Ltd.	3,647,200	795,004
90

The Asia Pacific Small Company Series

continued

		Shares	Value»
SINGAPORE — (Continued)
	Japfa, Ltd.	3,244,210	$1,604,559
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	0
# *	k1 Ventures, Ltd.	1,005,220	0
	Keppel Infrastructure Trust	19,465,946	7,574,231
#	KSH Holdings, Ltd.	1,278,300	308,919
#	Lian Beng Group, Ltd.	2,957,600	896,219
#	Low Keng Huat Singapore, Ltd.	949,800	262,122
	Lum Chang Holdings, Ltd.	1,102,130	265,306
	Mandarin Oriental International, Ltd.	1,574,400	2,385,350
	Metro Holdings, Ltd.	3,069,792	1,644,204
	Mewah International, Inc.	89,000	13,030
	Micro-Mechanics Holdings, Ltd.	19,300	24,594
# *	Midas Holdings, Ltd.	9,643,353	249,111
# *	mm2 Asia, Ltd.	3,521,000	499,817
	Nera Telecommunications, Ltd.	951,000	123,479
	NetLink NBN Trust	7,798,200	5,447,129
#	NSL, Ltd.	409,900	219,615
	OUE, Ltd.	2,207,800	1,892,390
#	Oxley Holdings, Ltd.	7,491,097	1,275,432
#	Pan-United Corp., Ltd.	2,435,750	535,377
#	Penguin International, Ltd.	1,129,132	389,529
#	Perennial Real Estate Holdings, Ltd.	167,100	113,231
	Q&M Dental Group Singapore, Ltd.	2,102,100	640,810
#	QAF, Ltd.	1,665,280	936,985
*	Raffles Education Corp., Ltd.	5,429,723	451,268
	Raffles Medical Group, Ltd.	7,631,795	5,053,868
#	Riverstone Holdings, Ltd.	1,431,300	2,699,767
#	Roxy-Pacific Holdings, Ltd.	505,740	128,604
#	SBS Transit, Ltd.	855,500	1,837,777
	Sembcorp Industries, Ltd.	7,106,600	8,995,943
# *	Sembcorp Marine, Ltd.	1,925,500	592,933
	Sheng Siong Group, Ltd.	5,499,100	6,534,498
*	SHS Holdings, Ltd.	2,175,300	253,834
#	SIA Engineering Co., Ltd.	2,031,100	2,895,035
#	SIIC Environment Holdings, Ltd.	5,890,920	872,123
#	Sinarmas Land, Ltd.	7,118,700	899,114
#	Sing Holdings, Ltd.	1,579,500	398,798
	Sing Investments & Finance, Ltd.	350,675	303,212
#	Singapore Post, Ltd.	12,106,600	6,730,743
#	Singapore Press Holdings, Ltd.	7,633,400	6,994,136
	Singapore Reinsurance Corp., Ltd.	1,514,530	326,735
	Singapore Shipping Corp., Ltd.	1,640,700	300,629
#	Stamford Land Corp., Ltd.	3,297,700	819,979
#	StarHub, Ltd.	5,997,300	5,618,806
	Straco Corp., Ltd.	130,000	47,696
	Straits Trading Co., Ltd.	11,800	13,580
#	Sunningdale Tech, Ltd.	1,295,460	928,585
*	SunVic Chemical Holdings, Ltd.	526,945	1,550
# *	Swiber Holdings, Ltd.	2,895,250	42,382
#	Tuan Sing Holdings, Ltd.	5,503,116	1,114,365
#	UMS Holdings, Ltd.	2,839,175	1,845,007
	United Industrial Corp., Ltd.	119,269	189,014
	United Overseas Insurance, Ltd.	181,850	886,150
	UOB-Kay Hian Holdings, Ltd.	2,318,060	1,937,250
	Venture Corp., Ltd.	829,700	9,696,450
	Vicom, Ltd.	568,400	921,826
#	Wee Hur Holdings, Ltd.	2,769,000	386,293
#	Wing Tai Holdings, Ltd.	4,165,367	5,366,975
	Yangzijiang Shipbuilding Holdings Ltd.	15,845,500	10,667,082
91

The Asia Pacific Small Company Series

continued

		Shares	Value»
SINGAPORE — (Continued)
	Yeo Hiap Seng, Ltd.	223,731	$134,967
*	Yongnam Holdings, Ltd.	1,175,475	79,558
TOTAL SINGAPORE			190,540,006
UNITED STATES — (0.3%)
*	Samsonite International SA	4,418,400	4,506,946
# *	Sundance Energy, Inc.	972	2,799
TOTAL UNITED STATES			4,509,745

TOTAL COMMON STOCKS			1,398,303,711

RIGHTS/WARRANTS — (0.0%)

SINGAPORE — (0.0%)
*	Banyan Tree Holdings, Ltd. Warrants 07/14/20	72,846	0
# *	Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	0
*	First Sponsor Group, Ltd. Warrants 05/30/24	48,473	1,791
TOTAL SINGAPORE			1,791
TOTAL INVESTMENT SECURITIES (Cost $1,616,742,648)			1,398,305,502

			Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@ §	The DFA Short Term Investment Fund	3,313,324	38,338,471
TOTAL INVESTMENTS — (100.0%) (Cost $1,655,074,487)			$1,436,643,973

SA	Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of June 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,542	$793,957,853	—	$793,960,395
China	—	13,661,776	—	13,661,776
Hong Kong	24,050	300,769,875	—	300,793,925
Japan	—	450,115	—	450,115
New Zealand	—	94,387,749	—	94,387,749
Singapore	—	190,540,006	—	190,540,006
United States	2,799	4,506,946	—	4,509,745
Rights/Warrants
Singapore	—	1,791	—	1,791
Securities Lending Collateral	—	38,338,471	—	38,338,471
TOTAL	$29,391	$1,436,614,582	—	$1,436,643,973
92

The United Kingdom Small Company Series

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (2.4%)
	4imprint Group P.L.C.	151,995	$4,633,930
	Ascential P.L.C.	566,257	2,031,372
	Bloomsbury Publishing P.L.C.	238,221	589,241
	Centaur Media P.L.C.	531,249	157,996
	Cineworld Group P.L.C.	4,284,252	3,216,195
	Daily Mail & General Trust P.L.C., Class A	1,028,577	8,787,003
	Euromoney Institutional Investor P.L.C.	666,105	6,497,215
*	Frontier Developments P.L.C.	13,843	317,098
	Future P.L.C.	30,182	476,381
	Gamma Communications P.L.C.	61,290	980,700
#	Hyve Group P.L.C.	1,406,911	1,733,890
	Kin & Carta P.L.C.	865,292	659,400
	Next Fifteen Communications Group P.L.C.	14,014	61,720
	Reach P.L.C.	1,977,231	1,897,614
	STV Group P.L.C.	4,868	14,109
#	TalkTalk Telecom Group P.L.C.	4,234,555	4,497,636
TOTAL COMMUNICATION SERVICES			36,551,500

CONSUMER DISCRETIONARY — (18.5%)
	888 Holdings P.L.C.	1,839,698	3,978,938
	AA P.L.C.	3,702,353	1,046,956
# *	ASOS P.L.C.	196,305	8,343,438
	B&M European Value Retail SA	2,733,407	13,454,936
	Bellway P.L.C.	533,292	16,796,690
*	Boohoo Group P.L.C.	1,127,097	5,771,774
	Card Factory P.L.C.	1,437,670	897,911
	Coats Group P.L.C.	1,995,752	1,389,079
	Countryside Properties P.L.C.	2,676,835	10,961,439
	Crest Nicholson Holdings P.L.C.	1,909,331	4,667,379
	De La Rue P.L.C.	199,975	49,558
# *	Debenhams P.L.C.	6,862,458	0
#	DFS Furniture P.L.C.	1,185,558	2,433,545
#	Dignity P.L.C.	199,780	611,980
	Dixons Carphone P.L.C.	5,371,390	5,969,710
	Domino’s Pizza Group P.L.C.	3,598,386	13,812,170
	Dunelm Group P.L.C.	685,419	10,097,873
*	Frasers Group P.L.C.	1,417,210	5,370,142
	Fuller Smith & Turner P.L.C., Class A	142,476	1,355,410
	Games Workshop Group P.L.C.	205,563	20,425,881
*	Gamesys Group P.L.C.	401,119	4,256,314
	GoCo Group P.L.C.	1,974,958	2,362,487
	Greggs P.L.C.	617,131	12,377,220
	Gym Group P.L.C. (The)	780,185	1,472,651
	Halfords Group P.L.C.	1,028,345	1,942,382
	Headlam Group P.L.C.	489,448	1,717,460
	Henry Boot P.L.C.	511,690	1,603,320
#	Hollywood Bowl Group P.L.C.	228,840	443,020
	Hostelworld Group P.L.C.	238,318	189,031
	Inchcape P.L.C.	2,472,981	15,028,805
	J D Wetherspoon P.L.C.	481,563	5,991,110
	Joules Group P.L.C.	3,586	4,902
	Lookers P.L.C.	1,317,719	344,080
	Marks & Spencer Group P.L.C.	6,191,388	7,592,296
93

The United Kingdom Small Company Series

continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Marston’s P.L.C.	4,835,134	$3,199,897
	McCarthy & Stone P.L.C.	2,635,358	2,332,273
*	Mitchells & Butlers P.L.C.	1,558,365	3,628,845
	MJ Gleeson P.L.C.	222,626	1,812,627
	Moneysupermarket.com Group P.L.C.	3,466,544	13,905,685
	Motorpoint group P.L.C.	48,046	152,617
#	N Brown Group P.L.C.	1,105,077	481,414
	On the Beach Group P.L.C.	818,546	2,982,072
# *	Pendragon P.L.C.	5,138,173	569,764
	Pets at Home Group P.L.C.	3,218,903	9,523,165
	Photo-Me International P.L.C.	1,599,011	1,086,659
	Playtech P.L.C.	1,945,007	6,795,883
	PPHE Hotel Group, Ltd.	5,924	80,250
	Rank Group P.L.C.	956,436	1,735,838
	Redrow P.L.C.	1,433,942	7,647,313
	Restaurant Group P.L.C. (The)	369,088	258,652
	SIG P.L.C.	1,044,503	394,744
*	Sportech P.L.C.	408,363	94,330
	SSP Group P.L.C.	2,958,081	9,427,153
*	Studio Retail Group P.L.C.	246,067	677,114
	Superdry P.L.C.	233,482	411,025
#	Ted Baker P.L.C.	227,429	237,444
	TEN Entertainment Group P.L.C.	5,930	12,506
# *	Thomas Cook Group P.L.C.	6,366,734	0
	TI Fluid Systems P.L.C	61,520	141,387
	Topps Tiles P.L.C.	840,804	461,335
#	TUI AG	155,118	735,075
	Vertu Motors P.L.C.	740,242	224,543
	Vistry Group P.L.C.	1,436,468	12,652,827
	Vitec Group P.L.C. (The)	207,102	1,743,090
	Vivo Energy P.L.C.	92,052	91,719
	WH Smith P.L.C.	704,933	9,597,208
	William Hill P.L.C.	5,240,138	7,403,385
TOTAL CONSUMER DISCRETIONARY			283,257,726

CONSUMER STAPLES — (6.5%)
	A.G. Barr P.L.C.	724,463	4,054,337
	Anglo-Eastern Plantations P.L.C.	118,624	727,447
	Bakkavor Group P.L.C.	53,586	46,862
	Britvic P.L.C.	1,585,438	15,098,086
	C&C Group P.L.C.	280,966	800,911
	Carr’s Group P.L.C.	349,511	473,963
	Cranswick P.L.C.	379,748	17,010,461
	Devro P.L.C.	1,069,098	1,992,979
	Fevertree Drinks P.L.C.	610,255	15,469,636
	Greencore Group P.L.C.	3,458,542	5,380,195
	Hilton Food Group P.L.C.	274,384	4,293,159
	McBride P.L.C.	603,682	467,106
	McColl’s Retail Group P.L.C.	60,390	31,336
#	Naked Wines P.L.C.	221,368	1,212,531
	Nichols P.L.C.	2,884	47,225
*	Premier Foods P.L.C.	3,124,833	2,693,935
	PZ Cussons P.L.C.	1,740,868	3,985,868
	Stock Spirits Group P.L.C.	1,129,699	3,269,788
	Tate & Lyle P.L.C.	2,642,463	21,844,515
TOTAL CONSUMER STAPLES			98,900,340
94

The United Kingdom Small Company Series

continued

		Shares	Value»
ENERGY — (2.3%)
# *	Afren P.L.C.	5,446,344	$0
	Anglo Pacific Group P.L.C.	1,057,752	1,759,929
*	Cairn Energy P.L.C.	3,709,495	5,398,341
	Diversified Gas & Oil P.L.C.	221,789	262,979
# *	EnQuest P.L.C.	11,735,227	2,128,472
#	Genel Energy P.L.C.	757,979	1,217,462
	Gulf Keystone Petroleum, Ltd.	1,358,998	1,502,655
	Hunting P.L.C.	1,070,269	2,799,982
# *	Hurricane Energy P.L.C.	2,320,500	167,143
	John Wood Group P.L.C.	3,752,826	8,998,459
*	Lamprell P.L.C.	1,148,964	283,697
#	Petrofac, Ltd.	1,621,404	3,586,116
*	Pharos Energy P.L.C.	1,412,115	309,806
# *	Premier Oil P.L.C.	5,688,587	3,733,403
*	Rockhopper Exploration P.L.C.	351,659	33,427
# *	Savannah Energy P.L.C.	806,911	74,065
#	Tullow Oil P.L.C.	9,130,911	3,616,829
TOTAL ENERGY			35,872,765

FINANCIALS — (15.3%)
	AJ Bell P.L.C.	3,154	15,155
	Allied Minds P.L.C.	148,232	60,363
	Arrow Global Group P.L.C.	1,076,580	1,186,554
#	Ashmore Group P.L.C.	2,121,975	10,956,740
*	Bank of Georgia Group P.L.C.	253,010	3,373,733
	Beazley P.L.C.	2,964,842	15,030,722
	Brewin Dolphin Holdings P.L.C.	2,161,067	6,964,564
#	Burford Capital, Ltd.	659,396	3,812,491
	Charles Stanley Group P.L.C.	122,025	398,942
	Chesnara P.L.C.	832,360	3,004,900
	City of London Investment Group P.L.C.	5,500	26,072
	Close Brothers Group P.L.C.	1,010,082	13,828,596
	CMC Markets P.L.C.	727,392	2,420,845
*	Georgia Capital P.L.C.	39,517	226,097
	Hansard Global P.L.C.	4,887	2,000
	Hastings Group Holdings P.L.C.	2,055,325	4,907,662
	Hiscox, Ltd.	900,172	8,786,331
	IG Group Holdings P.L.C.	2,561,656	25,867,873
	Impax Asset Management Group P.L.C.	2,655	11,202
	IntegraFin Holdings P.L.C.	6,386	36,208
	Intermediate Capital Group P.L.C.	751,019	11,981,617
	International Personal Finance P.L.C.	992,760	642,970
	Investec P.L.C.	51,352	103,042
*	IP Group P.L.C.	3,795,401	3,020,300
	Jupiter Fund Management P.L.C.	3,029,637	9,606,433
*	Just Group P.L.C.	6,064,402	3,954,914
	Lancashire Holdings, Ltd.	1,430,682	14,346,595
	Liontrust Asset Management P.L.C.	42,739	689,280
	Man Group P.L.C.	10,433,201	16,891,095
# *	Metro Bank P.L.C.	97,643	126,624
	Non-Standard Finance P.L.C.	215,168	17,899
	Numis Corp. P.L.C.	252,760	992,816
	OneSavings Bank P.L.C.	1,201,179	3,948,615
	Paragon Banking Group P.L.C.	1,989,236	8,640,946
	Plus500, Ltd.	533,955	8,709,181
	Polar Capital Holdings P.L.C.	57,714	360,261
	Provident Financial P.L.C.	1,131,912	2,474,999
	Quilter P.L.C.	10,292,590	17,713,003
	Rathbone Brothers P.L.C.	314,207	5,534,763
95

The United Kingdom Small Company Series

continued

		Shares	Value»
FINANCIALS — (Continued)
	River & Mercantile Group P.L.C.	10,512	$24,402
	S&U P.L.C.	22,618	449,895
	Sabre Insurance Group P.L.C.	64,922	213,154
	Saga P.L.C.	5,782,113	1,110,287
	Sanne Group P.L.C.	20,968	163,486
*	TBC Bank Group P.L.C.	8,583	94,782
	TP ICAP P.L.C.	3,733,089	16,213,455
# *	Virgin Money UK P.L.C.	4,121,071	4,683,048
*	Waterloo Investment Holdings Ltd.	4,000	0
TOTAL FINANCIALS			233,624,912

HEALTH CARE — (3.5%)
	Advanced Medical Solutions Group P.L.C.	104,886	309,292
	Alliance Pharma P.L.C.	1,480,659	1,361,960
	CareTech Holdings P.L.C.	244,788	1,315,224
# *	Circassia Group P.L.C.	451,976	137,565
	Clinigen Group P.L.C.	168,737	1,691,089
	ConvaTec Group P.L.C.	3,599,793	8,693,842
	CVS Group P.L.C.	366,703	4,687,649
	EMIS Group P.L.C.	273,584	3,649,976
	Genus P.L.C.	75,274	3,295,143
*	Horizon Discovery Group P.L.C.	80,462	97,601
*	Indivior P.L.C.	3,144,193	3,216,787
	Integrated Diagnostics Holdings P.L.C.	330,094	1,261,149
	Mediclinic International P.L.C.	2,438,263	8,009,967
*	PureTech Health P.L.C.	29,238	96,681
	Spire Healthcare Group P.L.C.	1,503,267	1,590,411
	UDG Healthcare P.L.C.	1,067,968	9,492,247
	Vectura Group P.L.C.	4,206,706	5,038,475
TOTAL HEALTH CARE			53,945,058

INDUSTRIALS — (29.1%)
	Aggreko P.L.C.	1,607,992	8,843,080
#	Air Partner P.L.C.	253,425	267,306
	Avon Rubber P.L.C.	210,277	8,319,046
	Babcock International Group P.L.C.	3,043,024	11,662,509
	Balfour Beatty P.L.C.	4,805,553	15,471,230
#	Begbies Traynor Group P.L.C.	44,955	54,319
	Biffa P.L.C.	1,059,665	2,647,760
	Bodycote P.L.C.	1,288,277	9,988,334
#	Braemar Shipping Services P.L.C.	144,282	215,881
	Chemring Group P.L.C.	1,806,230	5,381,068
	Clarkson P.L.C.	191,276	5,326,609
	Clipper Logistics P.L.C.	198,686	722,582
#	Costain Group P.L.C.	451,268	399,082
	Dart Group P.L.C.	403,306	4,190,448
#	De La Rue P.L.C.	457,085	734,952
*	Dialight P.L.C.	108,089	446,467
	Diploma P.L.C.	780,435	17,349,626
	easyJet P.L.C.	3,701	31,245
	Electrocomponents P.L.C.	2,748,853	22,882,461
*	Firstgroup P.L.C.	8,748,302	5,481,194
	G4S P.L.C.	9,287,044	13,138,424
	Galliford Try Holdings P.L.C.	822,827	1,203,049
	Go-Ahead Group P.L.C. (The)	292,830	3,037,606
	Goodwin P.L.C.	383	14,746
	Grafton Group P.L.C.	1,587,551	12,982,066
	Hays P.L.C.	9,080,700	13,446,617
96

The United Kingdom Small Company Series

continued

		Shares	Value»
INDUSTRIALS — (Continued)
	HomeServe P.L.C.	795,514	$12,861,059
	Howden Joinery Group P.L.C.	3,077,405	21,068,444
	IMI P.L.C.	1,745,630	19,915,425
*	Industrial and Commercial Holding Group, Ltd.	5,000	0
# *	Interserve P.L.C.	629,566	0
	James Fisher & Sons P.L.C.	316,172	5,363,275
	James Halstead P.L.C.	4,536	29,232
	John Laing Group P.L.C.	2,506,978	10,859,520
#	John Menzies P.L.C.	484,759	745,109
	Johnson Service Group P.L.C.	189,295	270,921
	Keller Group P.L.C.	487,477	3,818,402
# *	Kier Group P.L.C.	929,137	1,122,254
	Luceco P.L.C.	249,615	291,683
	Mears Group P.L.C.	763,170	1,504,552
	Meggitt P.L.C.	2,539,317	9,249,103
#	Mitie Group P.L.C.	2,316,723	2,392,996
	Morgan Advanced Materials P.L.C.	1,910,633	5,714,538
	Morgan Sindall Group P.L.C.	236,931	3,608,610
	National Express Group P.L.C.	3,195,780	7,438,346
	Norcros P.L.C.	127,011	240,933
	Pagegroup P.L.C.	2,063,842	9,691,391
	PayPoint P.L.C.	433,302	3,217,265
	Polypipe Group P.L.C.	1,453,505	7,774,662
	Porvair P.L.C.	18,060	124,845
	QinetiQ Group P.L.C.	3,964,771	14,604,014
	Redde Northgate P.L.C.	1,996,988	4,105,840
	Renew Holdings P.L.C.	23,297	128,444
	Renewi P.L.C.	6,380,479	2,071,236
	Ricardo P.L.C.	308,257	1,597,713
	Robert Walters P.L.C.	392,744	1,952,762
	Rotork P.L.C.	5,397,898	18,682,151
	Royal Mail P.L.C.	5,277,907	11,895,432
	RPS Group P.L.C.	978,642	590,595
	RWS Holdings P.L.C.	7,642	56,760
	Senior P.L.C.	2,965,158	2,561,805
*	Serco Group P.L.C.	974,696	1,845,238
	Severfield P.L.C.	1,090,941	826,201
	SIG P.L.C.	4,178,014	1,586,082
	Signature Aviation P.L.C.	5,602,723	16,016,945
	Speedy Hire P.L.C.	3,123,066	2,207,156
*	Staffline Group P.L.C.	3,354	1,551
	Stagecoach Group P.L.C.	2,951,727	2,186,548
	SThree P.L.C.	779,372	2,600,753
#	Stobart Group, Ltd.	2,003,589	851,650
	T Clarke P.L.C.	155,457	191,680
	Travis Perkins P.L.C.	1,545,039	21,540,919
	Trifast P.L.C.	524,611	737,636
	Tyman P.L.C.	921,860	2,157,782
	Ultra Electronics Holdings P.L.C.	591,619	14,589,505
	Vesuvius P.L.C.	1,469,375	7,050,171
#	Volex P.L.C.	341,719	646,407
	Volution Group P.L.C.	383,473	886,996
	Vp P.L.C.	156,511	1,478,987
	Weir Group P.L.C (The)	831,751	10,930,260
	Wilmington P.L.C.	334,384	512,077
	Wincanton P.L.C.	636,980	1,474,093
	XP Power, Ltd.	103,342	4,553,557
TOTAL INDUSTRIALS			444,659,218
97

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continued

		Shares	Value»
INFORMATION TECHNOLOGY — (6.9%)
*	Capita P.L.C.	7,698,025	$4,211,018
	Computacenter P.L.C.	542,204	10,989,139
	DiscoverIE Group P.L.C.	469,191	2,978,014
	Equiniti Group P.L.C.	2,320,229	4,191,260
	FDM Group Holdings P.L.C.	376,531	4,231,631
	First Derivatives P.L.C.	10,491	331,967
*	IDOX P.L.C.	79,223	49,523
#	iomart Group P.L.C.	182,629	791,994
# *	IQE P.L.C.	333,707	208,717
	Kainos Group P.L.C.	377,423	3,502,622
	Learning Technologies Group P.L.C.	70,904	108,230
	Micro Focus International P.L.C.	470,229	2,508,696
	NCC Group P.L.C.	1,623,101	3,593,258
	Oxford Instruments P.L.C.	363,272	6,455,932
	Renishaw P.L.C.	152,379	7,579,596
	RM P.L.C.	351,353	1,032,958
*	SDL P.L.C.	486,073	3,025,982
	Smart Metering Systems P.L.C.	424,453	3,116,145
	Softcat P.L.C.	810,023	10,955,667
	Spectris P.L.C.	668,518	20,879,533
	Spirent Communications P.L.C.	4,124,361	12,339,599
#	Strix Group P.L.C.	181,909	433,559
*	Telit Communications P.L.C.	82,391	112,244
	TT Electronics P.L.C.	1,009,240	2,058,269
*	Xaar P.L.C.	197,087	138,376
TOTAL INFORMATION TECHNOLOGY			105,823,929

MATERIALS — (7.0%)
	Castings P.L.C.	165,113	755,059
	Centamin P.L.C.	8,142,932	18,587,665
	Central Asia Metals P.L.C.	476,272	866,894
	Elementis P.L.C.	3,404,080	2,717,196
	Essentra P.L.C.	1,613,831	5,834,241
	Ferrexpo P.L.C.	1,920,094	4,123,607
	Forterra P.L.C.	1,374,279	3,423,058
*	Gem Diamonds, Ltd.	646,134	209,162
	Highland Gold Mining, Ltd.	1,979,947	5,730,347
	Hill & Smith Holdings P.L.C.	530,996	8,184,352
	Hochschild Mining P.L.C.	1,698,439	4,104,219
	Ibstock P.L.C.	2,582,634	5,746,209
#	KAZ Minerals P.L.C.	1,557,504	9,595,541
	Marshalls P.L.C.	1,450,097	11,054,993
	Pan African Resources P.L.C.	82,045	17,793
*	Petra Diamonds, Ltd.	2,524,730	57,153
# *	Petropavlovsk P.L.C.	838,033	259,615
	Rhi Magnesita NV	96,867	2,956,347
	Scapa Group P.L.C.	271,605	332,888
*	SolGold P.L.C.	386,507	100,540
	Synthomer P.L.C.	2,272,816	7,833,767
	Victrex P.L.C.	608,813	14,717,566
#	Zotefoams P.L.C.	95,899	414,841
TOTAL MATERIALS			107,623,053

REAL ESTATE — (4.1%)
	Capital & Counties Properties P.L.C.	263,736	478,272
	CLS Holdings P.L.C.	684,455	1,574,113
*	Foxtons Group P.L.C.	1,172,165	558,990
	Grainger P.L.C.	4,445,647	15,775,038
98

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continued

		Shares	Value»
REAL ESTATE — (Continued)
	Harworth Group P.L.C.	30,680	$39,038
	Helical P.L.C.	776,089	2,988,594
#	IWG P.L.C.	4,261,590	14,009,068
	LSL Property Services P.L.C.	410,800	1,014,093
# *	Purplebricks Group P.L.C.	65,365	35,288
*	Raven Property Group, Ltd.	930,062	386,110
	Savills P.L.C.	1,018,529	10,387,973
	St. Modwen Properties P.L.C.	2,718,738	11,677,775
	U & I Group P.L.C.	679,043	661,763
	Urban & Civic P.L.C.	645,644	1,866,591
#	Watkin Jones P.L.C.	521,040	980,401
TOTAL REAL ESTATE			62,433,107

UTILITIES — (1.9%)
	Centrica P.L.C.	10,976,765	5,215,601
	ContourGlobal P.L.C.	6,119	14,380
	Drax Group P.L.C.	2,326,717	7,425,572
	Pennon Group P.L.C.	660,805	9,150,632
	Telecom Plus P.L.C.	425,895	7,539,281
TOTAL UTILITIES			29,345,466
TOTAL COMMON STOCKS Cost ($1,787,748,694)			1,492,037,074

			Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@ §	The DFA Short Term Investment Fund	3,307,680	38,273,168

TOTAL INVESTMENTS — (100.0%) (Cost $1,826,013,611)			$1,530,310,242

P.L.C.	Public Limited Company
SA	Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of June 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$36,551,500	—	$36,551,500
Consumer Discretionary	$444,302	282,813,424	—	283,257,726
Consumer Staples	—	98,900,340	—	98,900,340
Energy	—	35,872,765	—	35,872,765
Financials	—	233,624,912	—	233,624,912
Health Care	—	53,945,058	—	53,945,058
Industrials	—	444,659,218	—	444,659,218
Information Technology	—	105,823,929	—	105,823,929
Materials	—	107,623,053	—	107,623,053
Real Estate	—	62,433,107	—	62,433,107
99

The United Kingdom Small Company Series

continued

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Utilities	—	$29,345,466	—	$29,345,466
Securities Lending Collateral	—	38,273,168	—	38,273,168
TOTAL	$444,302	$1,529,865,940	—	$1,530,310,242
100

The Continental Small Company Series

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.2%)
AUSTRIA — (3.3%)
	Agrana Beteiligungs AG	83,141	$1,713,783
*	ANDRITZ AG	487,426	17,771,974
	Atrium European Real Estate, Ltd.	968,162	2,985,985
#	Austria Technologie & Systemtechnik AG	181,572	3,278,008
	CA Immobilien Anlagen AG	498,198	16,656,959
#	DO & CO AG	47,356	2,433,688
	EVN AG	235,387	3,978,324
#	FACC AG	171,232	1,243,747
# *	Flughafen Wien AG	30,811	876,025
	IMMOFINANZ AG	673,661	11,515,256
	Josef Manner & Co. AG	870	102,685
	Kapsch TrafficCom AG	36,036	695,238
# *	Lenzing AG	92,289	4,287,525
	Mayr Melnhof Karton AG	56,619	8,741,669
	Oberbank AG	34,439	3,240,993
#	Oesterreichische Post AG	242,639	8,033,454
*	Palfinger AG	99,022	2,186,827
#	POLYTEC Holding AG	105,679	588,001
# *	Porr AG	74,767	1,240,441
#	Rosenbauer International AG	21,100	777,573
	S IMMO AG	365,438	6,552,577
# *	S&T AG	337,476	8,683,054
#	Schoeller-Bleckmann Oilfield Equipment AG	73,866	1,952,773
# *	Semperit AG Holding	69,672	844,877
	Strabag SE	111,253	2,873,135
*	Telekom Austria AG	1,099,338	7,594,061
	UBM Development AG	21,002	732,096
	UNIQA Insurance Group AG	1,094,990	7,366,060
	Vienna Insurance Group AG Wiener Versicherung Gruppe	278,008	6,233,653
#	voestalpine AG	628,989	13,583,251
	Wienerberger AG	617,965	13,508,061
*	Zumtobel Group AG	191,194	1,382,273
TOTAL AUSTRIA			163,654,026

BELGIUM — (3.3%)
*	Ackermans & van Haaren NV	169,457	22,188,344
*	AGFA-Gevaert NV	1,322,775	5,529,050
	Atenor	22,537	1,426,508
	Banque Nationale de Belgique	87	193,869
	Barco NV	65,948	11,645,536
	Bekaert SA	250,965	4,933,888
# *	Biocartis NV	227,423	1,186,998
*	bpost SA	618,441	4,180,090
# *	Celyad SA	42,190	465,396
	Cie d’Entreprises CFE	49,587	3,399,728
	Co.Br.Ha Societe Commerciale de Brasserie SA	35	114,148
	Deceuninck NV	435,935	664,396
	D’ieteren SA	195,103	10,819,306
	Econocom Group SA	727,792	1,474,914
	Elia Group SA	140,113	15,243,028
	Euronav NV	1,353,879	10,930,902
	EVS Broadcast Equipment SA	69,287	1,281,881
# *	Exmar NV	145,690	363,454
	Fagron	280,259	5,890,487
	Gimv NV	100,219	5,773,009
101

The Continental Small Company Series

continued

		Shares	Value»
BELGIUM — (Continued)
	Immobel SA	22,042	$1,457,878
#	Ion Beam Applications	125,553	1,082,379
#	Jensen-Group NV	20,961	521,524
# *	Kinepolis Group NV	93,950	4,256,096
#	Lotus Bakeries NV	1,741	5,542,391
# *	MDxHealth	239,516	191,300
	Melexis NV	111,148	8,454,837
# *	Ontex Group NV	484,468	7,121,323
	Orange Belgium SA	200,145	3,265,359
# *	Oxurion NV	128,049	430,281
#	Picanol	26,948	1,575,884
	Recticel SA	272,024	2,420,104
	Resilux	5,788	824,772
*	Roularta Media Group NV	19,318	268,788
*	Sioen Industries NV	56,609	1,082,817
	Sipef NV	36,491	1,803,444
	Telenet Group Holding NV	156,890	6,464,361
	TER Beke SA	3,565	406,857
*	Tessenderlo Group SA	213,566	6,364,930
	Van de Velde NV	38,938	914,607
*	Viohalco SA	561,644	1,490,337
TOTAL BELGIUM			163,645,201

DENMARK — (5.2%)
*	Agat Ejendomme A.S.	3,697	1,289
# *	ALK-Abello A.S.	43,541	11,655,363
*	Alm Brand A.S.	556,674	5,211,299
# *	Bang & Olufsen A.S	501,338	1,021,951
# *	Bang & Olufsen A.S.	243,322	498,607
*	BankNordik P/F	10,800	164,801
*	Bavarian Nordic A.S.	284,799	7,806,556
*	Brodrene Hartmann A.S.	16,148	859,692
*	Columbus A.S.	430,058	486,223
	D/S Norden A.S.	212,406	2,865,808
# *	DFDS A.S.	306,367	9,508,895
	Djurslands Bank A.S.	8,970	318,687
*	Drilling Co. of 1972 A.S. (The)	65,213	1,382,736
*	FLSmidth & Co. A.S.	250,483	7,285,782
	Fluegger Group A.S.	4,198	207,577
*	GronlandsBANKEN A.S.	1,125	88,338
# *	H+H International A.S., Class B	111,938	1,801,625
*	Harboes Bryggeri A.S., Class B	15,880	132,550
*	ISS A.S.	467,064	7,416,269
# *	Jeudan A.S.	38,740	1,473,251
*	Jyske Bank A.S.	495,225	14,572,314
	Lan & Spar Bank	4,981	330,937
	Matas A.S.	220,989	1,960,837
# *	Netcompany Group A.S.	555	36,476
*	Nilfisk Holding A.S.	194,485	2,688,203
# *	NKT A.S.	202,178	4,534,748
	NNIT A.S.	69,757	1,233,149
	Pandora A.S.	509,474	27,824,654
*	Parken Sport & Entertainment A.S.	35,365	411,038
	Per Aarsleff Holding A.S.	140,513	5,063,705
	Ringkjoebing Landbobank A.S.	197,323	13,979,571
# *	Roblon A.S., Class B	973	26,494
	Rockwool International A.S., Class A	792	193,455
	Rockwool International A.S., Class B	21,221	5,775,384
*	Royal Unibrew A.S.	347,808	28,993,921
102

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continued

		Shares	Value»
DENMARK — (Continued)
	RTX A.S.	56,813	$1,835,054
	Scandinavian Tobacco Group A.S., Class A	388,052	5,730,231
	Schouw & Co., A.S.	90,676	7,244,030
	SimCorp A.S.	282,473	30,550,107
#	Solar A.S., Class B	38,054	1,482,411
*	Spar Nord Bank A.S.	596,853	4,756,831
*	Sydbank A.S.	502,266	9,318,727
# *	Tivoli A.S.	9,878	1,046,872
	Topdanmark A.S.	467,367	19,359,152
#	TORM P.L.C.	189,104	1,305,348
#	United International Enterprises, Ltd.	10,336	2,039,611
*	Vestjysk Bank A.S.	1,931,528	834,536
*	Zealand Pharma A.S.	183,481	6,338,776
TOTAL DENMARK			259,653,871

FINLAND — (5.9%)
	Ahlstrom-Munksjo Oyj	196,599	2,950,579
*	Aktia Bank Oyj	316,378	3,139,848
# *	Alandsbanken Abp, Class B	21,354	405,099
	Alma Media Oyj	129,772	1,001,102
	Altia Oyj	7,929	71,154
	Apetit Oyj	19,668	189,026
	Asiakastieto Group Oyj	1,406	58,188
	Aspo Oyj	103,690	683,975
	Atria Oyj	85,658	838,675
# *	BasWare Oyj	51,269	1,722,835
# *	Bittium Oyj	204,447	1,431,417
#	Cargotec Oyj, Class B	287,941	6,723,183
*	Caverion Oyj	685,849	4,648,651
#	Citycon Oyj	493,497	3,440,860
	Digia Oyj	69,731	401,817
# *	Finnair Oyj	454,133	404,253
#	Fiskars Oyj Abp	212,834	2,453,810
*	F-Secure Oyj	647,558	2,092,048
*	Glaston Oyj ABP	9,217	7,100
*	HKScan Oyj, Class A	247,021	559,714
*	Huhtamaki Oyj	689,459	27,275,575
	Ilkka-Yhtyma Oyj	61,167	209,014
	Kemira Oyj	725,739	9,369,489
	Kesko Oyj, Class A	212,220	3,440,654
	Kesko Oyj, Class B	1,236,708	21,169,156
	Konecranes Oyj	473,271	10,739,443
	Lassila & Tikanoja Oyj	210,288	3,100,162
# *	Lehto Group Oyj	129,587	228,082
#	Metsa Board Oyj	1,399,923	9,502,627
	Metso Oyj	667,333	21,930,936
#	Nokian Renkaat Oyj	883,124	19,412,293
	Olvi Oyj, Class A	95,688	4,534,756
	Oriola Oyj, Class A	6,054	13,944
	Oriola Oyj, Class B	914,957	2,060,095
	Orion Oyj, Class A	143,951	6,973,916
	Orion Oyj, Class B	515,971	25,021,671
# *	Outokumpu Oyj	2,417,350	6,921,955
	Outotec Oyj	1,103,759	6,120,445
*	Pihlajalinna Oyj	77,064	1,217,555
#	Ponsse Oyj	73,654	2,101,797
*	QT Group Oyj	56,327	1,714,243
	Raisio Oyj, Class V	926,190	3,170,858
	Rapala VMC Oyj	113,078	332,771
103

The Continental Small Company Series

continued

		Shares	Value»
FINLAND — (Continued)
	Raute Oyj, Class A	2,644	$56,898
#	Revenio Group Oyj	131,150	4,160,290
	Sanoma Oyj	748,006	7,585,106
*	Stockmann Oyj Abp, Class A	8,030	13,774
*	Stockmann Oyj Abp, Class B	67,915	75,851
*	Teleste Oyj	52,966	259,788
*	Terveystalo Oyj	4,520	44,508
*	TietoEVRY Oyj	395,814	10,835,246
#	Tikkurila Oyj	245,413	3,417,162
	Tokmanni Group Corp.	342,463	5,080,612
	Uponor Oyj	368,915	4,996,117
	Vaisala Oyj, Class A	120,241	4,508,654
	Valmet Oyj	947,069	24,822,479
*	Viking Line Abp	7,869	145,829
#	Wartsila Oyj Abp	247,209	2,050,614
	YIT Oyj	1,345,770	7,345,182
TOTAL FINLAND			295,182,881

FRANCE — (9.8%)
	ABC arbitrage	99,407	764,703
	Actia Group	27,743	69,946
# *	Air France-KLM	1,251,427	5,684,075
	Akka Technologies	81,120	2,623,915
#	AKWEL	61,489	998,246
	Albioma SA	189,410	7,829,796
	Altamir	136,094	2,327,149
*	Alten SA	164,730	14,233,923
# *	Amplitude Surgical SAS	19,526	34,084
	Assystem SA	61,967	1,547,187
	Aubay	41,374	1,304,556
	Axway Software SA	38,973	780,948
*	Bastide le Confort Medical	18,680	728,611
	Beneteau SA	236,902	1,694,745
	Bigben Interactive	94,289	1,193,681
	Boiron SA	39,840	1,643,758
	Bonduelle SCA	93,424	2,251,127
# *	Bourbon Corp.	28,851	0
	Burelle SA	1,134	686,883
#	Casino Guichard Perrachon SA	271,603	10,062,409
# *	Catering International Services	14,124	157,519
*	Cegedim SA	32,518	1,056,184
*	CGG SA	4,579,186	5,057,922
#	Chargeurs SA	123,053	1,861,497
	Cie des Alpes	68,915	1,373,710
	Cie Plastic Omnium SA	387,480	7,938,076
*	Coface SA	675,388	4,456,537
	Derichebourg SA	674,728	1,943,938
#	Devoteam SA	34,374	2,834,189
	Electricite de Strasbourg SA	21,351	2,566,607
#	Elior Group SA	704,303	4,029,410
*	Elis SA	1,122,246	13,166,457
# *	Eramet	50,163	1,809,172
*	Erytech Pharma SA	3,609	30,977
*	Esso SA Francaise	17,383	288,282
#	Etablissements Maurel et Prom SA	294,902	586,034
# *	Europcar Mobility Group	650,431	1,553,415
#	Eutelsat Communications SA	1,257,038	11,628,004
*	Exel Industries, Class A	10,459	445,614
*	Faurecia SE	185,672	7,294,789
104

The Continental Small Company Series

continued

		Shares	Value»
FRANCE — (Continued)
	Fleury Michon SA	5,703	$147,884
*	Fnac Darty S.A.	124,919	5,188,088
*	Gaumont SA	11,360	1,373,400
	Gaztransport Et Technigaz SA	130,815	10,038,481
#	GEA	2,433	246,100
	Gevelot SA	441	69,784
	GL Events	64,356	895,029
*	Groupe Crit	23,123	1,367,633
	Groupe Gorge	4,320	71,716
	Groupe Open	30,206	330,801
*	Groupe SFPI	29,940	42,137
	Guerbet	38,504	1,455,522
#	Haulotte Group SA	73,020	413,817
*	HERIGE SADCS	3,519	87,771
	HEXAOM	15,908	597,699
*	ID Logistics Group	14,640	2,841,783
	Iliad SA	50,948	9,945,560
#	Imerys SA	208,694	7,165,756
*	Ingenico Group SA	410,247	65,916,000
# *	Innate Pharma SA	15,558	97,421
	IPSOS	248,613	6,267,540
	Jacquet Metal Service SA	87,314	1,150,127
# *	JCDecaux SA	95,199	1,778,348
	Kaufman & Broad SA	123,481	4,274,412
# *	Korian SA	369,269	13,553,332
# *	Lagardere SCA	606,564	8,665,640
*	Lanson-BCC	7,027	149,784
	Laurent-Perrier	13,890	1,201,647
*	Le Belier	10,566	417,183
	Lectra	166,120	3,009,010
	Linedata Services	14,505	451,917
*	LISI	114,546	2,393,349
	LNA Sante SA	33,206	1,770,691
	Maisons du Monde SA	283,561	3,743,684
# *	Manitou BF SA	66,010	1,289,531
	Manutan International	15,102	875,814
	Mersen SA	122,716	2,944,423
*	METabolic EXplorer SA	150,147	249,734
*	Metropole Television SA	246,120	2,784,019
*	Nexans SA	218,300	10,156,678
#	Nexity SA	302,767	9,848,293
# *	Nicox	145,865	668,297
	NRJ Group	81,965	506,229
	Oeneo SA	128,172	1,595,713
*	OL Groupe SA	10,735	27,528
# *	Onxeo SA	246,319	210,181
# *	Onxeo SA	48,958	41,564
# *	Pierre & Vacances SA	29,600	534,669
*	Plastivaloire	50,406	211,145
	Quadient	278,144	4,065,124
	Rallye SA	143,723	1,138,287
# *	Recylex SA	102,008	211,792
	Rexel SA	2,202,448	25,242,556
#	Robertet SA	2,749	2,884,624
*	Rothschild & Co.	108,962	2,644,074
#	Rubis SCA	510,543	24,614,113
	Samse SA	8,068	1,178,136
*	Savencia SA	33,976	2,063,225
*	SCOR SE	10,160	280,601
105

The Continental Small Company Series

continued

		Shares	Value»
FRANCE — (Continued)
	Seche Environnement SA	18,630	$685,174
	SES SA	898,721	6,140,857
#	Societe BIC SA	174,701	8,895,589
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	56,875	3,319,447
	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	106,704
	Societe pour l’Informatique Industrielle	41,811	966,725
*	SOITEC	131,953	14,699,115
# *	Solocal Group	4,209,627	760,979
	Somfy SA	97,175	9,824,521
	Sopra Steria Group	109,236	13,513,554
	SPIE SA	840,293	12,626,329
# *	SRP Groupe SA	44,561	42,753
*	Stef SA	26,545	2,159,239
*	Sword Group	33,570	1,078,111
	Synergie SA	67,143	1,709,977
*	Tarkett SA	220,978	2,580,634
# *	Technicolor SA	75,592	234,905
*	Television Francaise 1	499,312	2,709,276
	TFF Group	8,999	261,190
#	Thermador Groupe	37,127	2,180,162
	Total Gabon	3,766	437,787
	Trigano SA	53,337	5,612,665
	Union Financiere de France BQE SA	18,515	327,117
# *	Vallourec SA	49,247	2,076,973
*	Valneva SE	69,195	336,469
	Vetoquinol SA	16,496	1,136,357
	Vicat SA	126,485	3,888,853
	VIEL & Cie SA	162,802	931,862
	Vilmorin & Cie SA	35,656	1,886,427
*	Virbac SA	21,378	4,685,961
#	Vranken-Pommery Monopole SA	22,058	326,224
	XPO Logistics Europe SADIR	33	8,608
TOTAL FRANCE			486,074,015

GERMANY — (14.3%)
	1&1 Drillisch AG	188,764	4,917,416
	7C Solarparken AG	20,272	82,258
*	Aareal Bank AG	462,545	9,036,449
*	Adler Modemaerkte AG	36,908	105,234
*	ADO Properties SA	318,622	8,690,592
*	ADVA Optical Networking SE	357,523	2,369,234
*	AIXTRON SE	522,802	6,304,473
	All for One Group AG	4,222	218,636
#	Allgeier SE	45,266	1,694,620
*	Amadeus Fire AG	30,798	3,823,005
	Atoss Software AG	4,770	554,584
	Aurubis AG	296,684	18,340,657
	Basler AG	31,331	2,103,996
*	Bauer AG	80,110	874,868
#	BayWa AG	105,190	3,400,809
	BayWa AG	124	4,128
	Bechtle AG	105,584	18,713,781
#	Bertrandt AG	41,433	1,636,247
	bet-at-home.com AG	20,016	868,512
*	Bijou Brigitte AG	22,688	728,981
	Bilfinger SE	217,502	4,166,399
#	Borussia Dortmund GmbH & Co. KGaA	567,421	3,678,384
	CANCOM SE	203,056	10,824,629
*	CECONOMY AG	1,081,753	3,774,359
106

The Continental Small Company Series

continued

		Shares	Value»
GERMANY — (Continued)
	CENIT AG	53,174	$571,832
*	Centrotec SE	19,284	302,443
	Cewe Stiftung & Co. KGAA	43,389	4,797,895
*	comdirect bank AG	193,071	2,952,598
*	Commerzbank AG	795,537	3,545,597
	CompuGroup Medical SE & Co KgaA	178,844	14,075,228
# *	Corestate Capital Holding SA	77,099	1,567,693
	CropEnergies AG	174,859	1,759,677
# *	CTS Eventim AG & Co. KGaA	416,756	17,402,066
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	595,512
	Deutsche Beteiligungs AG	95,431	3,240,493
# *	Deutsche EuroShop AG	358,182	5,061,807
*	Deutsche Pfandbriefbank AG	1,030,684	7,541,373
*	Deutz AG	1,023,677	4,817,184
*	DIC Asset AG	422,113	5,671,026
	DMG Mori AG	15,692	715,249
#	Dr Hoenle AG	35,520	1,927,439
	Draegerwerk AG & Co. KGaA	19,652	1,319,415
#	Duerr AG	387,318	10,110,196
	Eckert & Ziegler Strahlen- und Medizintechnik AG	26,179	4,384,379
# *	EDAG Engineering Group AG	51,353	375,367
	Elmos Semiconductor AG	30,787	749,706
# *	ElringKlinger AG	204,148	1,220,283
	Energiekontor AG	2,066	52,267
# *	Evotec SE	10,103	275,754
*	Ferratum Oyj	62,003	260,698
	Fielmann AG	116,805	7,880,453
#	First Sensor AG	44,242	1,930,944
	FORTEC Elektronik AG	372	7,469
*	Francotyp-Postalia Holding AG, Class A	55,619	200,355
# *	Fraport AG Frankfurt Airport Services Worldwide	65,395	2,864,621
	Freenet AG	1,025,255	16,464,461
	Fuchs Petrolub SE	99,423	3,348,223
	GEA Group AG	847,030	26,883,248
	Gerresheimer AG	254,880	23,554,837
	Gesco AG	56,186	964,424
	GFT Technologies SE	123,639	1,502,942
	Grand City Properties SA	809,750	18,728,088
*	H&R GmbH & Co. KGaA	70,149	452,627
	Hamburger Hafen und Logistik AG	182,626	3,101,432
	Hapag-Lloyd AG	36,994	2,165,746
	Hawesko Holding AG	52	2,037
# *	Heidelberger Druckmaschinen AG	1,943,736	1,255,583
	Hella GmbH & Co KGaA	244,119	10,028,116
*	Highlight Communications AG	98,406	432,698
	HolidayCheck Group AG	232,156	384,497
	Hornbach Baumarkt AG	48,810	1,573,547
	Hornbach Holding AG & Co. KGaA	39,996	3,316,038
	Hugo Boss AG	457,342	13,860,126
*	Hypoport SE	2,176	967,959
	Indus Holding AG	133,724	4,515,646
	IVU Traffic Technologies AG	50,314	870,579
	Jenoptik AG	383,317	8,955,028
*	JOST Werke AG	1,343	45,360
#	K+S AG	1,407,594	8,922,199
*	Kampa AG	7,101	0
*	Kloeckner & Co. SE	556,735	3,051,311
*	Koenig & Bauer AG	93,517	2,094,607
	Krones AG	112,705	7,238,394
107

The Continental Small Company Series

continued

		Shares	Value»
GERMANY — (Continued)
	KSB SE & Co. KGaA	3,466	$925,367
	KWS Saat SE & Co., KGaA	80,774	6,057,014
	Lanxess AG	602,345	31,852,919
	Leifheit AG	60,321	1,676,871
# *	Leoni AG	240,260	1,805,344
	LPKF Laser & Electronics AG	88,339	1,917,000
# *	Manz AG	30,876	610,685
	Mediclin AG	88,966	396,756
# *	Medigene AG	102,662	573,891
	METRO AG	553,216	5,250,123
	MLP SE	415,870	2,553,758
	New Work SE	20,200	6,230,229
	Nexus AG	87,391	3,841,630
# *	Nordex SE	508,398	5,078,902
	Norma Group SE	235,465	6,302,703
# *	OHB SE	38,414	1,807,238
# *	OSRAM Licht AG	602,174	27,598,920
	Paragon GmbH & Co. KGaA	4,353	43,720
	Patrizia AG	349,841	8,485,835
	Pfeiffer Vacuum Technology AG	49,195	9,084,190
	PNE AG	493,007	2,767,669
*	Progress-Werk Oberkirch AG	8,558	168,816
# *	ProSiebenSat.1 Media SE	1,254,182	14,987,724
	PSI Software AG	50,278	1,130,165
#	QSC AG	724,521	1,091,213
*	R Stahl AG	14,952	346,137
	Rheinmetall AG	315,288	27,397,653
	RHOEN-KLINIKUM AG	232,537	4,745,168
	RIB Software SE	292,708	9,535,784
*	Rocket Internet SE	470,297	10,132,720
*	SAF-Holland SE	347,626	2,051,623
*	Salzgitter AG	288,354	4,057,450
*	Schaltbau Holding AG	32,728	935,508
	Schloss Wachenheim AG	8,017	131,979
	Secunet Security Networks AG	6,248	1,448,472
# *	SGL Carbon SE	293,218	1,068,106
# *	Shop Apotheke Europe NV	24,816	2,968,572
	Siltronic AG	148,532	15,231,048
	Sixt Leasing SE	65,947	1,339,919
*	Sixt SE	95,154	7,305,804
# *	SMA Solar Technology AG	87,177	2,703,974
# *	SMT Scharf AG	22,763	222,497
	Softing AG	17,320	100,723
	Software AG	359,622	14,525,212
	Stabilus SA	170,155	8,930,641
	STRATEC SE	24,591	2,409,523
#	Stroeer SE & Co. KGaA	200,696	13,543,358
	Suedzucker AG	549,899	8,678,805
# *	SUESS MicroTec SE	134,313	2,182,212
	Surteco Group SE	46,502	1,045,880
	Syzygy AG	2,030	12,547
	TAG Immobilien AG	954,559	22,798,666
	Takkt AG	205,056	2,099,896
# *	Technotrans SE	45,769	849,947
# *	Tele Columbus AG	296,432	1,031,682
	Traffic Systems SE	35,766	1,351,594
	VERBIO Vereinigte BioEnergie AG	151,277	1,583,811
*	Vossloh AG	68,973	3,025,146
	Wacker Chemie AG	56,738	3,901,239
108

The Continental Small Company Series

continued

		Shares	Value»
GERMANY — (Continued)
#	Wacker Neuson SE	217,489	$3,292,928
*	Washtec AG	76,788	3,164,476
	Wuestenrot & Wuerttembergische AG	112,263	1,913,017
	Zeal Network SE	53,361	1,920,323
TOTAL GERMANY			711,991,745

GREECE — (0.0%)
*	Alfa Alfa Energy SA	3,810	0
*	Babis Vovos International Construction SA	21,073	0
*	Elektroniki Athinon SA	7,497	0
*	Neorion Holdings SA	14,991	0
TOTAL GREECE			0

IRELAND — (0.6%)
*	AIB Group P.L.C.	10,102	12,755
*	Bank of Ireland Group P.L.C.	3,513,945	7,240,552
	C&C Group P.L.C.	848,523	2,418,766
	Cairn Homes P.L.C	1,502,798	1,464,823
# *	Datalex P.L.C.	107,125	20,677
*	FBD Holdings P.L.C.	125,459	952,146
*	FBD Holdings P.L.C.	17,353	132,078
	Glanbia P.L.C.	305,011	3,466,101
	Glanbia P.L.C.	700,613	7,759,407
	Irish Continental Group P.L.C.	583,096	2,333,699
	Irish Continental Group P.L.C.	234,200	947,952
*	Permanent TSB Group Holdings P.L.C.	229,967	131,706
TOTAL IRELAND			26,880,662

ISRAEL — (2.9%)
#	Adgar Investment and Development, Ltd.	39,391	44,760
*	Afcon Holdings, Ltd.	3,064	81,002
*	AFI Properties, Ltd.	99,961	2,337,223
	Africa Israel Residences, Ltd.	2,237	55,824
# *	Airport City, Ltd.	281,774	3,034,939
*	Allot, Ltd.	188,324	1,997,556
	Alrov Properties and Lodgings, Ltd.	49,397	1,187,329
#	Arad, Ltd.	18,409	304,224
# *	Arko Holdings, Ltd.	1,571,096	331,971
#	Ashtrom Group, Ltd.	122,471	1,299,936
	Ashtrom Properties, Ltd.	219,123	745,491
#	Atreyu Capital Markets, Ltd.	2,154	34,072
#	AudioCodes, Ltd.	180,960	5,822,136
*	Avgol Industries 1953, Ltd.	468,925	484,335
*	Azorim-Investment Development & Construction Co., Ltd.	493,160	895,846
	Bayside Land Corp.	6,600	3,442,894
# *	Bet Shemesh Engines Holdings 1997, Ltd.	21,702	369,846
#	Big Shopping Centers, Ltd.	32,885	2,292,246
	Blue Square Real Estate, Ltd.	36,427	1,269,364
*	Bonus Biogroup, Ltd.	613,036	69,764
*	Brack Capital Properties NV	18,347	1,199,068
# *	Brainsway, Ltd.	54,222	159,092
#	Camtek, Ltd.	113,800	1,412,057
	Carasso Motors, Ltd.	118,785	347,527
# *	Cellcom Israel, Ltd.	488,140	1,932,858
# *	Ceragon Networks, Ltd.	266,244	572,425
*	Clal Insurance Enterprises Holdings, Ltd.	301,040	2,528,264
# *	Compugen, Ltd.	199,256	2,949,231
#	Danel Adir Yeoshua, Ltd.	21,864	2,048,736
109

The Continental Small Company Series

continued

		Shares	Value»
ISRAEL — (Continued)
	Delek Automotive Systems, Ltd.	223,263	$1,018,345
	Delek Group, Ltd.	323	7,769
	Delta-Galil Industries, Ltd.	70,358	806,599
# *	Dor Alon Energy in Israel 1988, Ltd.	13,423	222,601
	Duniec Brothers, Ltd.	304	7,639
# *	El Al Israel Airlines	1,449,354	241,941
#	Electra Consumer Products 1970, Ltd.	53,953	1,254,762
*	Electra Real Estate, Ltd.	23,236	110,350
	Electra, Ltd.	12,413	5,293,707
*	Energix-Renewable Energies, Ltd.	436,536	1,645,508
# *	Enlight Renewable Energy, Ltd.	2,163,770	3,318,248
# *	Equital, Ltd.	115,838	2,126,497
	First International Bank Of Israel, Ltd.	1	17
	FMS Enterprises Migun, Ltd.	19,186	466,184
#	Formula Systems 1985, Ltd.	62,881	4,900,872
#	Fox Wizel, Ltd.	57,376	2,114,829
*	Gilat Satellite Networks, Ltd.	225,761	1,464,782
# *	Hadera Paper, Ltd.	24,531	756,641
# *	Hamlet Israel-Canada, Ltd.	32,585	520,202
	Harel Insurance Investments & Financial Services, Ltd.	838,296	4,557,920
# *	Hilan, Ltd.	100,860	4,082,856
#	IDI Insurance Co., Ltd.	44,734	1,045,060
*	IES Holdings, Ltd.	322	14,563
	Inrom Construction Industries, Ltd.	357,290	1,174,452
#	Israel Canada T.R, Ltd.	131,507	146,449
	Israel Land Development - Urban Renewal, Ltd.	37,207	246,140
	Isras Investment Co., Ltd.	5,465	744,175
# *	Issta Lines, Ltd.	12,135	110,578
*	Kamada, Ltd.	212,977	1,622,940
	Kenon Holdings, Ltd.	124,381	2,460,550
	Kerur Holdings, Ltd.	31,762	867,725
*	Klil Industries, Ltd.	5,696	373,286
#	Magic Software Enterprises, Ltd.	133,913	1,523,631
	Malam - Team, Ltd.	276	55,235
	Matrix IT, Ltd.	232,691	4,972,475
#	Maytronics, Ltd.	285,819	3,247,462
# *	Mediterranean Towers, Ltd.	373,415	785,314
#	Mega Or Holdings, Ltd.	81,523	1,822,147
# *	Mehadrin, Ltd.	3,072	103,562
	Meitav Dash Investments, Ltd.	116,200	317,190
	Melisron, Ltd.	1	37
	Menora Mivtachim Holdings, Ltd.	181,682	1,826,538
#	Migdal Insurance & Financial Holdings, Ltd.	2,542,729	1,326,752
	Minrav Holdings, Ltd.	263	33,672
# *	Mivne Real Estate KD, Ltd.	721,862	1,308,201
# *	Mivtach Shamir Holdings, Ltd.	24,697	397,207
# *	Naphtha Israel Petroleum Corp., Ltd.	244,337	799,339
# *	Nawi Brothers, Ltd.	116,369	478,871
#	Neto ME Holdings, Ltd.	9,545	349,111
*	Nova Measuring Instruments, Ltd.	183,116	8,821,751
#	NR Spuntech Industries, Ltd.	76,176	193,259
	Oil Refineries, Ltd.	9,609,294	1,794,206
#	One Software Technologies, Ltd.	1,946	139,335
#	OPC Energy, Ltd.	50,409	412,269
# *	Partner Communications Co., Ltd.	806,477	3,584,309
	Paz Oil Co., Ltd.	60,870	4,892,328
*	Perion Network, Ltd.	25,242	132,696
*	Phoenix Holdings, Ltd. (The)	571,475	2,122,167
	Plasson Industries, Ltd.	20,585	716,401
110

The Continental Small Company Series

continued

		Shares	Value»
ISRAEL — (Continued)
*	Pluristem Therapeutics, Inc.	3,536	$30,179
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	51,193	2,839,357
	Scope Metals Group, Ltd.	47,147	706,119
*	Shapir Engineering and Industry, Ltd.	152,951	930,884
	Shikun & Binui, Ltd.	1,300,563	4,652,909
#	Shufersal, Ltd.	652,404	4,262,159
	Summit Real Estate Holdings, Ltd.	213,301	1,954,842
*	Suny Cellular Communication, Ltd.	473,129	117,688
#	Tadiran Holdings, Ltd.	15,407	761,132
	Union Bank of Israel	199,952	957,608
#	YH Dimri Construction & Development, Ltd.	10,575	277,647
TOTAL ISRAEL			142,620,192

ITALY — (9.1%)
# *	A.S. Roma SpA	431,620	222,094
	A2A SpA	10,326,675	14,678,695
	ACEA SpA	380,144	7,309,280
# *	Aeffe SpA	255,006	277,276
*	Amplifon SpA	327,182	8,740,667
	Anima Holding SpA	2,118,887	9,152,156
#	Aquafil SpA	77,554	341,750
*	Arnoldo Mondadori Editore SpA	1,122,511	1,215,315
	Ascopiave SpA	447,763	1,886,605
# *	Autogrill SpA	898,125	4,742,026
*	Autostrade Meridionali SpA	3,917	97,867
*	Avio SpA	104,775	1,804,930
	Azimut Holding SpA	760,464	13,052,313
*	B&C Speakers SpA	19,155	235,825
# *	Banca Carige SpA	148,414,098	46,688
*	Banca Farmafactoring SpA	754,049	4,296,421
	Banca Generali SpA	362,225	10,891,618
*	Banca IFIS SpA	163,757	1,582,089
# *	Banca Monte dei Paschi di Siena SpA	213,039	379,649
*	Banca Popolare di Sondrio SCPA	3,178,350	6,025,466
# *	Banca Profilo SpA	1,814,636	406,988
	Banca Sistema SpA	379,814	624,084
# *	Banco BPM SpA	10,585,804	15,855,562
# *	Banco di Desio e della Brianza SpA	238,796	581,854
	BasicNet SpA	169,875	769,592
	BE SpA	533,191	646,859
*	Biesse SpA	101,093	1,283,619
# *	BPER Banca	2,681,002	6,702,243
*	Brunello Cucinelli SpA	250,422	7,460,039
	Buzzi Unicem SpA	4,665	58,168
	Buzzi Unicem SpA	630,912	13,632,556
*	Cairo Communication SpA	539,529	888,897
	Carel Industries SpA	1,744	32,064
# *	Carraro SpA	156,075	260,377
	Cembre SpA	3,547	67,830
	Cementir Holding NV	333,699	2,382,767
*	Cerved Group SpA	1,357,497	9,763,850
*	CIR SpA-Compagnie Industriali	5,326,857	2,493,438
	Credito Emiliano SpA	599,354	2,969,153
*	Credito Valtellinese SpA	481,189	2,856,420
# *	d’Amico International Shipping SA	2,439,453	233,389
	Danieli & C Officine Meccaniche SpA	27,670	226,781
	Danieli & C Officine Meccaniche SpA	102,606	1,315,256
	Datalogic SpA	125,257	1,555,181
*	De’ Longhi SpA	387,895	10,174,123
111

The Continental Small Company Series

continued

		Shares	Value»
ITALY — (Continued)
	DeA Capital SpA	736,902	$1,054,231
*	doValue SpA	1,874	16,951
# *	El.En. SpA	7,065	179,164
*	Elica SpA	192,920	585,697
*	Emak SpA	388,913	296,298
	Enav SpA	1,323,458	5,978,430
	ERG SpA	407,695	8,809,681
*	Esprinet SpA	221,349	940,088
# *	Eurotech SpA	216,751	1,359,523
	Falck Renewables SpA	886,280	5,437,199
	Fiera Milano SpA	107,924	368,451
#	Fila SpA	142,640	1,409,448
# *	Fincantieri SpA	3,504,948	2,421,606
# *	Finmatica SpA	5,960	0
	FNM SpA	1,412,345	709,257
# *	Freni Brembo SpA	1,117,739	10,381,419
# *	Gefran SpA	37,987	216,008
# *	Geox SpA	577,144	468,533
	Gruppo MutuiOnline SpA	164,315	3,503,527
*	Guala Closures SpA	56,729	393,771
	Hera SpA	4,939,246	18,545,623
#	Illimity Bank SpA	162,620	1,345,030
# *	IMA Industria Macchine Automatiche SpA	126,942	7,642,287
*	IMMSI SpA	1,204,850	528,678
# *	Intek Group SpA	1,946,001	572,412
	Interpump Group SpA	438,213	13,064,826
	Iren SpA	4,407,993	10,946,162
	Italgas SpA	3,480,238	20,253,709
	Italmobiliare SpA	76,176	2,492,019
	IVS Group SA	58,424	357,048
# *	Juventus Football Club SpA	2,997,765	3,114,217
	La Doria SpA	87,297	1,114,684
	Leonardo SpA	600,493	4,003,089
	LU-VE SpA	5,064	70,110
# *	Maire Tecnimont SpA	1,041,321	2,029,141
# *	Mariella Burani Fashion Group S.p.A.	22,744	0
# *	MARR SpA	228,828	3,442,664
	Massimo Zanetti Beverage Group SpA	65,668	343,794
# *	Mediaset SpA	3,709,525	6,604,341
# *	Mondo TV SpA	38,811	85,085
	Openjobmetis SpA agenzia per il lavoro	63,025	432,440
# *	OVS SpA	1,355,616	1,479,678
	Piaggio & C SpA	1,243,896	3,015,000
# *	Pirelli & C SpA	2,304,139	9,802,583
#	Prima Industrie SpA	37,646	550,713
	Prysmian SpA	721,027	16,726,617
	RAI Way SpA	552,918	3,636,883
	Reno de Medici SpA	1,173,753	938,068
	Reply SpA	147,531	11,972,067
	Retelit SpA	769,328	1,525,450
*	Richard-Ginori 1735 SpA	8,489	0
# *	Rizzoli Corriere Della Sera Mediagroup SpA	1,063,177	739,740
	Sabaf SpA	49,948	619,593
	SAES Getters SpA	27,092	731,266
# *	Safilo Group SpA	233,748	186,169
	Saipem SpA	4,506,646	11,307,662
#	Salini Impregilo SpA	1,282,257	2,017,302
# *	Salvatore Ferragamo SpA	361,379	4,900,478
*	Saras SpA	4,214,258	3,322,057
112

The Continental Small Company Series

continued

		Shares	Value»
ITALY — (Continued)
#	Servizi Italia SpA	62,874	$164,055
	Sesa SpA	49,781	3,020,856
#	Societa Cattolica di Assicurazioni SC	1,217,456	7,007,448
# *	Sogefi SpA	332,859	328,793
	SOL SpA	161,642	1,911,504
#	Tamburi Investment Partners SpA	827,805	5,411,525
# *	Technogym SpA	631,612	5,286,152
*	Tinexta S.p.A.	122,766	1,651,455
# *	Tod’s SpA	67,887	2,022,440
*	TXT e-solutions SpA	43,931	375,153
*	Unieuro SpA	66,937	564,380
# *	Unione di Banche Italiane SpA	7,777,728	25,529,881
*	Unipol Gruppo SpA	3,109,522	12,147,292
	Zignago Vetro SpA	189,132	2,830,688
TOTAL ITALY			453,459,409

NETHERLANDS — (7.0%)
	Aalberts NV	720,308	23,619,490
*	Accell Group NV	145,492	3,617,773
	AFC Ajax NV	13,955	239,980
*	Altice Europe NV	3,929,414	15,197,124
# *	Altice Europe NV, Class B	143,350	550,841
	AMG Advanced Metallurgical Group NV	184,488	3,288,970
	Amsterdam Commodities NV	119,479	2,617,309
#	APERAM SA	379,216	10,631,078
# *	Arcadis NV	528,120	9,573,106
	ASM International NV	172,034	26,484,044
	ASR Nederland NV	873,857	26,886,259
*	Atag Group NV	4,630	0
*	Basic-Fit NV	181,929	4,814,482
	BE Semiconductor Industries NV	550,104	24,391,448
*	Beter Bed Holding NV	16,974	35,072
*	Boskalis Westminster	620,160	12,246,165
# *	Brunel International NV	155,477	1,116,584
	Corbion NV	416,939	15,024,617
	Euronext NV	311,958	31,399,875
	Flow Traders	223,910	8,011,409
	ForFarmers NV	214,677	1,314,191
# *	Fugro NV	585,349	2,319,221
*	GrandVision NV	173,216	4,934,978
# *	Heijmans NV	157,571	1,188,796
*	Hunter Douglas NV	25,053	1,337,863
#	IMCD NV	357,089	33,673,279
#	Intertrust NV	466,539	7,955,197
# *	Kendrion NV	104,808	1,392,412
*	Koninklijke BAM Groep NV	1,855,013	3,367,405
*	Lucas Bols NV	20,321	189,551
*	Nederland Apparatenfabriek	33,400	1,541,515
# *	OCI NV	327,478	3,439,972
*	Ordina NV	625,125	1,283,990
#	PostNL NV	3,372,376	7,272,836
	SBM Offshore NV	1,334,375	19,662,695
# *	SIF Holding NV	34,182	399,300
*	Signify NV	780,137	20,057,303
#	Sligro Food Group NV	166,461	2,575,459
# *	SNS NV	705,718	0
#	TKH Group NV	267,721	10,546,337
*	TomTom NV	492,125	3,892,861
113

The Continental Small Company Series

continued

		Shares	Value»
NETHERLANDS — (Continued)
	Van Lanschot Kempen NV	76,871	$1,113,743
TOTAL NETHERLANDS			349,204,530

NORWAY — (2.2%)
	ABG Sundal Collier Holding ASA	2,499,556	1,095,801
	AF Gruppen ASA	68,590	1,231,683
*	Akastor ASA	1,059,224	536,807
# *	Aker Solutions ASA	1,078,114	952,357
	American Shipping Co. ASA	216,951	580,700
*	Archer, Ltd.	436,546	99,358
	Arendals Fossekompani A.S.	90	24,843
	Atea ASA	529,509	5,124,717
	Austevoll Seafood ASA	437,677	3,634,852
#	Avance Gas Holding, Ltd.	393,737	737,413
# *	Axactor SE	848,544	536,029
# *	B2Holding ASA	1,521,728	596,532
#	Bonheur ASA	146,347	3,597,995
	Borregaard ASA	743,872	7,929,822
# *	BW Energy, Ltd.	158,035	286,205
	BW LPG, Ltd.	685,466	2,158,337
	BW Offshore, Ltd.	774,469	2,591,994
#	DNO ASA	3,438,430	2,121,608
	Europris ASA	1,186,781	5,753,328
#	FLEX LNG, Ltd.	204,822	950,025
#	Frontline, Ltd.	457,298	3,184,192
	Grieg Seafood ASA	369,858	3,802,080
# *	Hexagon Composites ASA	640,597	2,693,986
#	Hoegh LNG Holdings, Ltd.	255,808	298,042
# *	IDEX ASA	506,708	78,774
#	Itera ASA	10,713	12,943
# *	Kongsberg Automotive ASA	2,171,519	79,002
# *	Kvaerner ASA	1,490,947	969,431
	Magnora ASA	14,637	11,568
*	NEL ASA	5,881,645	11,714,535
*	Nordic Nanovector ASA	328,770	736,058
# *	Nordic Semiconductor ASA	1,018,555	7,806,489
#	Norway Royal Salmon ASA	93,418	2,448,375
*	Norwegian Finans Holding ASA	671,029	4,631,882
	Norwegian Property ASA	43,744	55,685
#	Ocean Yield ASA	427,818	967,683
# *	Odfjell Drilling, Ltd.	683,725	783,406
*	Odfjell SE, Class A	137,586	313,273
# *	Olav Thon Eiendomsselskap ASA	118,760	1,735,977
*	Otello Corp. ASA	587,281	735,798
# *	PGS ASA	2,380,755	977,524
*	PhotoCure ASA	115,295	839,104
# *	Protector Forsikring ASA	438,078	1,686,705
# *	REC Silicon ASA	1,473,908	437,512
*	Sbanken ASA	486,979	3,188,972
	Scatec Solar ASA	227,808	3,723,335
	Selvaag Bolig ASA	313,829	1,862,842
	Solon Eiendom ASA	56,855	181,063
#	Stolt-Nielsen, Ltd.	188,366	1,720,655
*	Subsea 7 SA	91,166	581,357
	TGS NOPEC Geophysical Co. ASA	12,586	185,665
	Treasure ASA	314,079	360,480
*	Veidekke ASA	717,317	8,709,593
# *	Wallenius Wilhelmsen ASA	334,602	439,897
	Wilh Wilhelmsen Holding ASA, Class A	68,304	838,596
114

The Continental Small Company Series

continued

		Shares	Value»
NORWAY — (Continued)
# *	XXL ASA	631,471	$1,246,377
TOTAL NORWAY			110,579,262

PORTUGAL — (0.8%)
#	Altri SGPS SA	541,780	2,608,985
# *	Banco Comercial Portugues SA, Class R	61,133,213	7,344,013
*	Banco Espirito Santo SA	4,777,921	0
*	CTT-Correios de Portugal SA	882,504	2,092,868
#	Ibersol SGPS SA	36,721	214,885
# *	Mota-Engil SGPS SA	641,747	823,484
#	Navigator Co. SA (The)	1,838,891	4,475,275
	NOS SGPS SA	1,828,612	7,987,098
	Novabase SGPS SA	72,649	253,815
	REN - Redes Energeticas Nacionais SGPS SA	3,010,364	8,214,579
	Semapa-Sociedade de Investimento e Gestao	173,756	1,580,418
*	Sonae Capital SGPS SA	765,843	437,038
	Sonae SGPS SA	6,699,002	4,845,674
TOTAL PORTUGAL			40,878,132

SPAIN — (5.3%)
#	Acciona SA	173,951	17,112,487
	Acerinox SA	1,153,704	9,379,864
# *	Adveo Group International SA	84,445	8,624
	Alantra Partners SA	70,405	865,374
	Almirall SA	415,709	5,487,116
*	Amper SA	5,396,257	979,301
	Applus Services SA	911,014	7,018,238
#	Atresmedia Corp. de Medios de Comunicacion SA	545,239	1,425,107
*	Azkoyen SA	67,253	399,916
	Banco de Sabadell SA	24,460,882	8,594,133
#	Bankia SA	4,998,517	5,344,031
	Bankinter SA	3,364,750	16,127,650
# *	Caja de Ahorros del Mediterraneo	116,412	0
	Cia de Distribucion Integral Logista Holdings SA	336,921	6,311,903
#	CIE Automotive SA	424,373	7,471,121
	Construcciones y Auxiliar de Ferrocarriles SA	129,621	4,714,132
*	Distribuidora Internacional de Alimentacion SA	207,031	25,905
	Ebro Foods SA	531,944	11,035,602
# *	eDreams ODIGEO SA	424,956	1,182,458
	Elecnor SA	200,108	2,131,707
#	Enagas SA	611,296	14,954,460
#	Ence Energia y Celulosa SA	988,129	3,246,274
	Ercros SA	772,089	1,561,418
	Euskaltel SA	548,865	4,867,795
	Faes Farma SA	2,012,534	8,205,437
*	Fluidra SA	324,873	4,311,361
	Fomento de Construcciones y Contratas	14,569	137,655
	Fomento de Construcciones y Contratas SA	335,082	3,170,079
	Gestamp Automocion SA	5,183	13,127
*	Global Dominion Access SA	695,411	2,230,054
	Grupo Catalana Occidente SA	254,842	5,901,320
# *	Grupo Empresarial San Jose SA	151,317	809,291
# *	Grupo Ezentis SA	1,629,459	609,133
	Iberpapel Gestion SA	47,911	1,048,610
# *	Indra Sistemas SA	856,710	6,784,359
	Laboratorios Farmaceuticos Rovi SA	72,954	2,074,513
	Liberbank SA	13,690,046	2,274,122
*	Masmovil Ibercom SA	410,017	10,506,054
115

The Continental Small Company Series

continued

		Shares	Value»
SPAIN — (Continued)
*	Mediaset Espana Comunicacion SA	1,072,499	$3,977,975
	Melia Hotels International SA	792,923	3,384,414
	Miquel y Costas & Miquel SA	142,923	2,051,124
*	Neinor Homes SA	17,930	184,570
# *	Obrascon Huarte Lain SA	905,725	648,459
#	Pharma Mar SA	1,314,720	11,357,676
	Prim SA	39,523	425,099
*	Promotora de Informaciones SA, Class A	2,256,157	1,272,810
	Prosegur Cia de Seguridad SA	1,771,040	4,131,054
*	Quabit Inmobiliaria SA	731,270	316,740
*	Realia Business SA	1,772,639	1,363,921
	Renta 4 Banco SA	442	2,930
	Sacyr S.A.	3,062,890	6,381,058
# *	Solaria Energia y Medio Ambiente SA	395,783	5,038,718
*	Talgo SA	615,814	2,934,685
# *	Tecnicas Reunidas SA	195,397	2,990,971
	Tubacex SA	772,793	1,171,220
*	Unicaja Banco SA	2,473,035	1,264,374
	Vidrala SA	117,537	11,208,096
	Viscofan SA	280,336	18,325,648
*	Vocento SA	352,577	292,714
	Zardoya Otis SA	1,131,276	7,760,813
TOTAL SPAIN			264,804,800

SWEDEN — (7.8%)
	AcadeMedia AB	398,138	2,705,562
*	Adapteo Oyj	280,480	2,394,225
# *	AddLife AB, Class B	219,382	2,319,339
*	AddNode Group AB	84,058	1,612,643
	AddTech AB, Class B	366,607	14,827,398
*	AF POYRY AB	640,379	13,846,981
#	Alimak Group AB	253,043	2,743,514
*	Ambea AB	7,111	36,336
*	Arise AB	36,861	147,101
	Arjo AB, Class B	898,834	5,018,586
	Atrium Ljungberg AB, Class B	244,368	3,452,211
*	Attendo AB	680,729	2,678,267
	Avanza Bank Holding AB	687,653	9,797,796
*	BE Group AB	16,297	48,025
	Beijer Alma AB	284,490	2,927,879
*	Beijer Electronics Group AB	93,898	399,701
	Beijer Ref AB	225,136	6,827,552
	Bergman & Beving AB	193,579	1,498,578
	Besqab AB	21,962	255,087
	Betsson AB	977,562	6,815,343
*	Bilia AB, Class A	659,191	5,341,394
	BillerudKorsnas AB	650,987	9,343,532
	BioGaia AB, Class B	122,544	6,744,059
*	Biotage AB	456,538	6,835,979
*	Bjorn Borg AB	13,009	19,726
	Bonava AB, Class B	458,773	2,479,466
*	Bravida Holding AB	955,458	9,133,436
*	Bufab AB	216,961	2,290,913
# *	Bulten AB	119,933	690,261
	Bure Equity AB	449,636	9,813,033
# *	Byggmax Group AB	356,302	1,685,802
	Catena AB	152,830	6,043,234
*	Cavotec SA	79,682	159,047
	Clas Ohlson AB, Class B	148,783	1,667,485
116

The Continental Small Company Series

continued

		Shares	Value»
SWEDEN — (Continued)
*	Cloetta AB, Class B	1,667,143	$4,260,560
*	Collector AB	134,446	196,072
*	Coor Service Management Holding AB	265,642	1,756,730
	Corem Property Group AB, Class B	163,626	311,343
	Dios Fastigheter AB	868,442	5,817,204
*	Dometic Group AB	1,097,547	9,918,443
*	Doro AB	155,569	588,367
*	Duni AB	220,953	2,316,177
	Dustin Group AB	449,101	2,452,186
	Eastnine AB	126,421	1,589,813
*	Elanders AB, Class B	54,920	309,187
# *	Eltel AB	201,453	438,845
*	Enea AB	96,899	1,751,725
# *	eWork Group AB	32,666	216,818
*	Fagerhult AB	293,570	1,088,979
# *	Fingerprint Cards AB, Class B	634,700	1,159,687
*	Granges AB	546,114	4,353,927
*	Gunnebo AB	247,275	485,235
*	Haldex AB	276,371	1,124,028
	Heba Fastighets AB, Class B	133,938	1,242,129
*	Hexpol AB	147,016	1,097,018
*	HIQ International AB	168,305	787,818
# *	HMS Networks AB	115,458	2,163,315
# *	Hoist Finance AB	515,550	1,392,463
*	Humana AB	81,076	413,221
*	Inwido AB	412,437	2,877,761
	JM AB	525,001	11,881,144
#	Kindred Group P.L.C.	1,200,537	7,247,727
#	Klovern AB, Class B	3,984,878	6,338,569
*	KNOW IT AB	201,771	3,355,846
	Kungsleden AB	1,454,309	10,884,441
	Lagercrantz Group AB, Class B	465,779	7,221,175
	Lindab International AB	603,188	7,109,880
*	Loomis AB	256,870	6,136,299
*	Medivir AB, Class B	160,562	255,153
*	Mekonomen AB	309,713	2,214,841
*	Modern Times Group MTG AB, Class B	337,189	3,675,273
	Momentum Group AB, Class B	184,982	2,374,980
	Mycronic AB	441,388	8,368,165
	NCC AB, Class B	112,716	1,832,317
*	Nederman Holding AB	29,566	357,881
*	Net Insight AB, Class B	1,129,868	309,442
*	New Wave Group AB, Class B	435,702	1,464,523
*	Nobia AB	860,489	4,098,652
*	Nobina AB	739,814	4,433,556
*	Nolato AB, Class B	159,009	10,752,546
*	Nordic Entertainment Group AB, Class B	51,345	1,579,103
*	Nordic Waterproofing Holding A.S.	62,463	684,677
	NP3 Fastigheter AB	152,387	1,444,774
*	Nyfosa AB	1,252,852	8,598,636
*	OEM International AB, Class B	46,319	1,193,547
*	Pandox AB	23,104	268,181
*	Peab AB, Class B	676,819	5,594,589
	Platzer Fastigheter Holding AB, Class B	249,458	2,138,812
#	Pricer AB, Class B	892,974	2,358,733
*	Proact IT Group AB	61,281	1,154,787
*	Qliro Group AB	801,155	558,792
*	Ratos AB, Class B	1,503,826	4,043,968
# *	RaySearch Laboratories AB	163,313	1,530,780
117

The Continental Small Company Series

continued

		Shares	Value»
SWEDEN — (Continued)
*	Recipharm AB	148,662	$1,831,512
# *	Recipharm AB, Class B	371,662	4,609,957
	Resurs Holding AB	622,116	2,566,320
	Rottneros AB	672,020	623,071
	Sagax AB, Class B	40,858	552,324
	Samhallsbyggnadsbolaget i Norden AB	1,742,034	4,475,844
# *	SAS AB	1,844,722	1,543,560
*	Scandi Standard AB	399,701	2,768,468
	Sectra AB, Class B	111,168	6,334,824
*	Semcon AB	118,592	635,567
*	Sensys Gatso Group AB	2,274,070	314,840
#	SkiStar AB	314,278	3,220,934
	Sweco AB, Class B	1	33
	Systemair AB	84,050	1,463,260
	Thule Group AB	583,154	14,807,192
	Troax Group AB	210,818	3,309,320
*	VBG Group AB, Class B	26,108	392,444
	Wihlborgs Fastigheter AB	838,096	13,786,192
TOTAL SWEDEN			387,405,993

SWITZERLAND — (14.0%)
	Allreal Holding AG	114,189	22,636,602
	ALSO Holding AG	43,335	10,645,021
*	ams AG	1,516,165	22,603,822
*	APG SGA SA	8,640	1,614,085
# *	Arbonia AG	340,972	3,533,073
# *	Aryzta AG	6,545,222	2,960,717
*	Ascom Holding AG	235,917	2,180,746
# *	Autoneum Holding AG	21,144	2,069,451
	Bachem Holding AG, Class B	3,642	961,823
	Banque Cantonale de Geneve	9,327	1,798,809
	Banque Cantonale du Jura SA	4,071	240,494
	Banque Cantonale Vaudoise	75,290	7,331,928
	Belimo Holding AG	3,028	22,409,383
	Bell Food Group AG	14,116	3,579,840
	Bellevue Group AG	56,426	1,314,193
	Berner Kantonalbank AG	28,789	6,984,462
	BKW AG	153,128	13,747,981
#	Bobst Group SA	64,411	3,814,390
	Bossard Holding AG, Class A	43,180	6,618,650
	Bucher Industries AG	54,197	15,654,857
	Burckhardt Compression Holding AG	541	132,543
	Burkhalter Holding AG	28,978	1,868,889
*	Calida Holding AG	32,749	997,967
#	Carlo Gavazzi Holding AG	2,982	567,353
	Cembra Money Bank AG	187,433	18,322,175
	Cicor Technologies, Ltd.	14,897	642,209
	Cie Financiere Tradition SA	10,661	1,185,404
# *	Clariant AG	205,780	4,049,930
	Coltene Holding AG	25,850	1,949,340
	Conzzeta AG	9,547	8,558,551
	Daetwyler Holding AG	30,267	5,934,398
	DKSH Holding AG	223,126	14,375,528
	dormakaba Holding AG	24,237	13,235,994
# *	Dottikon Es Holding AG	143	127,314
# *	Dufry AG	276,747	8,289,547
	EFG International AG	657,243	4,688,098
	Emmi AG	15,057	13,178,843
	Energiedienst Holding AG	82,382	2,622,508
118

The Continental Small Company Series

continued

		Shares	Value»
SWITZERLAND — (Continued)
# *	Evolva Holding SA	3,349,123	$816,741
# *	Feintool International Holding AG	16,000	816,392
# *	Fenix Outdoor International AG	19,372	1,747,741
*	Flughafen Zurich AG	126,351	16,502,353
	Forbo Holding AG	8,613	12,503,446
	Galenica AG	18,858	1,352,029
*	GAM Holding AG	1,273,935	2,958,916
	Georg Fischer AG	31,555	27,203,581
	Gurit Holding AG	3,022	4,426,638
	Helvetia Holding AG	216,663	20,294,788
*	Hiag Immobilien Holding AG	19,720	1,926,832
# *	HOCHDORF Holding AG	7,010	452,826
	Huber & Suhner AG	94,378	6,636,750
	Hypothekarbank Lenzburg AG	6	27,160
	Implenia AG	126,765	4,713,379
# *	Ina Invest Holding AG	25,353	561,943
	Inficon Holding AG	14,600	11,425,035
	Interroll Holding AG	4,787	9,684,452
	Intershop Holding AG	10,318	6,175,890
	Investis Holding SA	3,516	323,563
*	Jungfraubahn Holding AG	16,485	2,150,194
	Kardex AG	47,374	8,711,945
# *	Komax Holding AG	25,771	4,195,458
#	Kudelski SA	233,259	848,579
*	Landis & Gyr Group AG	8,689	562,875
# *	Lastminute.com NV	23,689	572,747
	LEM Holding SA	3,808	5,638,158
	Liechtensteinische Landesbank AG	62,748	3,854,599
# *	Luzerner Kantonalbank AG	19,960	8,284,695
*	MCH Group AG	3,800	72,363
*	Meier Tobler Group AG	22,913	245,993
	Metall Zug AG	1,082	1,618,273
# *	Meyer Burger Technology AG	814,920	243,788
*	Mikron Holding AG	8,692	47,890
	Mobilezone Holding AG	279,877	2,444,880
*	Mobimo Holding AG	55,872	16,212,162
# *	Newron Pharmaceuticals SpA	20,064	36,322
	OC Oerlikon Corp. AG	1,609,083	13,199,644
# *	Orascom Development Holding AG	93,520	868,338
#	Orell Fuessli Holding AG	5,028	473,062
	Orior AG	37,151	3,055,827
	Phoenix Mecano AG	4,407	1,773,769
	Plazza AG, Class A	7,247	2,104,066
	PSP Swiss Property AG	331,480	37,336,501
	Rieter Holding AG	21,561	1,993,565
	Romande Energie Holding SA	2,625	2,829,483
#	Schaffner Holding AG	3,363	685,332
# *	Schmolz + Bickenbach AG	3,310,891	682,296
	Schweiter Technologies AG	6,895	8,546,527
	SFS Group AG	126,103	11,884,058
*	Siegfried Holding AG	30,001	13,652,616
	SIG Combibloc Group AG	160,186	2,606,495
	St Galler Kantonalbank AG	16,726	7,488,530
	Sulzer AG	136,230	10,925,534
	Sunrise Communications Group AG	271,523	24,151,079
	Swiss Prime Site AG	10,169	943,330
	Swissquote Group Holding SA	77,115	6,608,804
	Thurgauer Kantonalbank	3,152	353,798
# *	Tornos Holding AG	26,632	135,626
119

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continued

		Shares	Value»
SWITZERLAND — (Continued)
	TX Group AG	16,740	$1,243,593
*	u-blox Holding AG	51,624	3,540,798
	Valiant Holding AG	105,977	9,888,930
*	Valora Holding AG	27,553	5,292,982
	VAT Group AG	205,035	37,659,370
	Vaudoise Assurances Holding SA	6,628	3,122,809
*	Vetropack Holding AG	64,600	3,575,706
*	Von Roll Holding AG	378,198	347,211
	Vontobel Holding AG	226,317	15,936,630
	VP Bank AG	23,617	3,075,790
	VZ Holding AG	90,005	6,754,419
# *	V-ZUG Holding AG	10,820	890,770
	Walliser Kantonalbank	18,991	2,063,744
	Warteck Invest AG	27	59,373
#	Ypsomed Holding AG	7,378	1,047,898
	Zehnder Group AG	81,744	3,218,608
	Zug Estates Holding AG, Class B	1,178	2,499,720
	Zuger Kantonalbank AG	697	4,512,984
TOTAL SWITZERLAND			696,747,909

UNITED ARAB EMIRATES — (0.0%)
# *	Borr Drilling Ltd.	58,749	66,018
UNITED KINGDOM — (0.7%)
*	Concentric AB	357,171	5,072,215
*	Dialog Semiconductor P.L.C.	601,965	27,514,995
TOTAL UNITED KINGDOM			32,587,210
TOTAL COMMON STOCKS			4,585,435,856
PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
	Biotest AG	100,615	2,296,667
	Draegerwerk AG & Co. KGaA	58,910	4,820,718
#	Fuchs Petrolub SE	265,955	10,689,739
	Jungheinrich AG	366,703	8,621,880
	Sixt SE	116,451	6,065,070
	STO SE & Co. KGaA	13,545	1,537,851
*	Villeroy & Boch AG	50,436	637,956
TOTAL GERMANY			34,669,881
RIGHTS/WARRANTS — (0.1%)
AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	254,689	0
FINLAND — (0.1%)
# *	Finnair Oyj	454,133	1,989,851
SWITZERLAND — (0.0%)
# *	Meier Tobler Group AG	22,913	30,230
TOTAL RIGHTS/WARRANTS			2,020,081
TOTAL INVESTMENT SECURITIES (Cost $4,607,588,086)			4,622,125,818
120

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continued

		Shares	Value†
SECURITIES LENDING COLLATERAL — (7.0%)
@ §	The DFA Short Term Investment Fund	30,197,652	$349,417,036
TOTAL INVESTMENTS — (100.0%)
(Cost $4,956,946,879)			$4,971,542,854

P.L.C.	Public Limited Company
SA	Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of June 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$163,654,026	—	$163,654,026
Belgium	—	163,645,201	—	163,645,201
Denmark	$1,021,951	258,631,920	—	259,653,871
Finland	—	295,182,881	—	295,182,881
France	—	486,074,015	—	486,074,015
Germany	14,075,228	697,916,517	—	711,991,745
Ireland	—	26,880,662	—	26,880,662
Israel	572,425	142,047,767	—	142,620,192
Italy	—	453,459,409	—	453,459,409
Netherlands	—	349,204,530	—	349,204,530
Norway	—	110,579,262	—	110,579,262
Portugal	—	40,878,132	—	40,878,132
Spain	137,655	264,667,145	—	264,804,800
Sweden	7,967,811	379,438,182	—	387,405,993
Switzerland	1,452,713	695,295,196	—	696,747,909
United Arab Emirates	—	66,018	—	66,018
United Kingdom	—	32,587,210	—	32,587,210
Preferred Stocks Germany	—	34,669,881	—	34,669,881
Rights/Warrants Finland	—	1,989,851	—	1,989,851
Switzerland	—	30,230	—	30,230
Securities Lending Collateral	—	349,417,036	—	349,417,036
TOTAL	$25,227,783	$4,946,315,071	—	$4,971,542,854
121

The Canadian Small Company Series

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (87.2%)
COMMUNICATION SERVICES — (0.9%)
# *	Aimia, Inc.	805,975	$1,763,219
#	Cineplex, Inc.	388,838	2,302,782
	Cogeco, Inc.	26,819	1,600,527
	Corus Entertainment, Inc., Class B	1,096,950	2,310,899
*	Glacier Media, Inc.	31,495	5,336
	Mediagrif Interactive Technologies, Inc.	21,970	94,185
*	TeraGo, Inc.	2,400	10,519
# *	WildBrain, Ltd.	862,263	825,679
#	Yellow Pages, Ltd.	105,820	701,517
TOTAL COMMUNICATION SERVICES			9,614,663

CONSUMER DISCRETIONARY — (4.8%)
*	Aritzia, Inc.	427,638	5,988,066
#	AutoCanada, Inc.	141,673	1,116,604
	BMTC Group, Inc.	20,581	117,489
	BRP, Inc.	119,011	5,075,675
# *	Canada Goose Holdings, Inc.	99,519	2,305,855
	Dorel Industries, Inc., Class B	180,697	722,735
	Exco Technologies, Ltd.	164,124	809,981
	Gamehost, Inc.	83,699	383,168
#	Gildan Activewear, Inc.	14,900	230,801
# *	Great Canadian Gaming Corp.	428,062	8,522,773
*	Intertain Group, Ltd. (The)	70,628	598,069
	Leon’s Furniture, Ltd.	171,679	1,686,946
	Linamar Corp.	216,634	5,856,267
	Martinrea International, Inc.	518,668	3,927,451
#	MTY Food Group, Inc.	78,515	1,407,663
#	Park Lawn Corp.	119,471	1,972,996
#	Pizza Pizza Royalty Corp.	156,674	962,479
# *	Points International, Ltd.	50,316	455,498
*	Points International, Ltd.	11,831	107,780
	Pollard Banknote, Ltd.	25,700	323,711
#	Recipe Unlimited Corp.	76,777	524,251
	Reitmans Canada, Ltd., Class A	125,155	6,914
	Sleep Country Canada Holdings, Inc.	158,535	1,876,589
# *	Spin Master Corp.	102,740	1,856,373
	Uni-Select, Inc.	325,782	1,768,572
*	Zenith Capital Corp.	111,820	6,672
TOTAL CONSUMER DISCRETIONARY			48,611,378
CONSUMER STAPLES — (5.4%)
# *	Alcanna, Inc.	190,611	494,218
	Andrew Peller, Ltd., Class A	168,200	1,090,277
#	Clearwater Seafoods, Inc.	104,195	392,190
	Corby Spirit and Wine, Ltd.	87,267	1,044,556
#	High Liner Foods, Inc.	89,880	383,989
#	Jamieson Wellness, Inc.	275,646	7,224,134
	KP Tissue, Inc.	45,700	362,880
	Lassonde Industries, Inc., Class A	17,800	2,032,394
#	Maple Leaf Foods, Inc.	354,493	7,444,457
*	Mav Beauty Brands, Inc.	7,000	12,529
#	North West Co., Inc. (The)	319,480	6,984,507
122

The Canadian Small Company Series

continued

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Premium Brands Holdings Corp.	182,482	$11,640,352
	Primo Water Corp.	96,682	1,329,378
	Primo Water Corp.	813,424	11,162,411
#	Rogers Sugar, Inc.	712,254	2,455,325
# *	SunOpta, Inc.	291,540	1,372,231
# *	Village Farms International, Inc.	21,817	104,135
*	Village Farms International, Inc.	20,293	97,203
TOTAL CONSUMER STAPLES			55,627,166

ENERGY — (10.2%)
# *	Advantage Oil & Gas, Ltd.	1,010,286	1,235,323
# *	Africa Oil Corp.	1,333,299	1,050,847
	ARC Resources, Ltd.	2,215,726	7,442,332
# *	Athabasca Oil Corp.	2,942,410	390,125
# *	Baytex Energy Corp.	2,263,234	1,150,288
#	Birchcliff Energy, Ltd.	1,541,326	1,294,278
# *	Bonavista Energy Corp.	1,461,400	53,823
# *	Calfrac Well Services, Ltd.	26,910	3,568
	Cameco Corp.	12,658	129,745
#	Canacol Energy, Ltd.	960,726	2,717,435
#	Cardinal Energy, Ltd.	599,998	234,236
#	CES Energy Solutions Corp.	1,351,503	1,075,150
	Computer Modelling Group, Ltd.	464,145	1,623,961
#	Crescent Point Energy Corp.	2,348,538	3,805,822
# *	Crew Energy, Inc.	873,876	196,326
# *	Denison Mines Corp.	3,163,415	1,118,473
#	Enerflex, Ltd.	430,978	1,631,723
# *	Energy Fuels, Inc.	347,960	522,862
#	Enerplus Corp.	1,046,075	2,943,434
#	Ensign Energy Services, Inc.	617,495	473,037
# *	Essential Energy Services Trust	266,437	30,420
# *	Fission Uranium Corp.	1,962,000	346,847
#	Freehold Royalties, Ltd.	447,473	1,160,213
#	Frontera Energy Corp.	244,929	613,405
*	GASFRAC Energy Services, Inc.	91,560	137
*	Gear Energy, Ltd.	886,356	133,841
	Gibson Energy, Inc.	940,791	14,642,688
# *	Gran Tierra Energy, Inc.	2,206,411	747,605
	High Arctic Energy Services, Inc.	115,900	57,199
# *	Kelt Exploration, Ltd.	1,021,865	1,053,780
*	Lightstream Resources, Ltd.	687,816	0
*	Manitok Energy, Inc.	2,187	0
# *	MEG Energy Corp.	2,543,536	7,063,296
	North American Construction Group, Ltd.	118,644	743,710
	North American Construction Group, Ltd.	9,342	58,481
# *	NuVista Energy, Ltd.	1,212,978	687,974
# *	Obsidian Energy, Ltd.	108,531	45,568
# *	Painted Pony Energy, Ltd.	752,149	260,393
# *	Paramount Resources, Ltd., Class A	332,422	389,328
*	Parex Resources, Inc.	786,291	9,475,339
	Pason Systems, Inc.	379,526	2,074,310
#	Peyto Exploration & Development Corp.	1,226,280	1,616,854
*	PHX Energy Services Corp.	90,928	87,070
	Pinnacle Renewable Energy, Inc.	40,506	130,385
#	PrairieSky Royalty, Ltd.	1,029,307	6,505,196
# *	Precision Drilling Corp.	1,607,629	1,219,695
*	Pulse Seismic, Inc.	256,332	194,477
# *	Questerre Energy Corp., Class A	797,460	67,552
#	Secure Energy Services, Inc.	798,486	982,227
123

The Canadian Small Company Series

continued

		Shares	Value»
ENERGY — (Continued)
*	Seven Generations Energy, Ltd., Class A	1,135,906	$2,535,206
#	ShawCor, Ltd.	320,715	640,202
*	Storm Resources, Ltd.	5,600	5,981
#	Surge Energy, Inc.	1,634,247	403,265
# *	Tamarack Valley Energy, Ltd.	1,599,540	1,048,608
	TerraVest Industries, Inc.	3,700	41,290
*	Tervita Corp.	70,398	197,566
#	Tidewater Midstream and Infrastructure, Ltd.	1,197,800	723,480
#	TORC Oil & Gas, Ltd.	924,765	1,158,000
	Total Energy Services, Inc.	232,063	358,966
*	Touchstone Exploration, Inc.	51,500	33,762
	Tourmaline Oil Corp.	1,058,147	9,251,771
	TransGlobe Energy Corp.	498,445	275,364
# *	Trican Well Service, Ltd.	1,761,505	1,063,962
#	Vermilion Energy, Inc.	524,924	2,335,401
	Vermilion Energy, Inc.	33,463	149,245
#	Whitecap Resources, Inc.	2,403,239	3,947,571
# *	Yangarra Resources, Ltd.	376,971	183,265
TOTAL ENERGY			103,833,683

FINANCIALS — (7.6%)
	AGF Management, Ltd., Class B	571,547	2,113,410
#	Alaris Royalty Corp.	173,725	1,657,144
#	Canaccord Genuity Group, Inc.	444,384	2,261,854
	Canadian Western Bank	456,902	7,959,437
#	Chesswood Group, Ltd.	56,542	164,928
#	CI Financial Corp.	379,201	4,823,808
	Clairvest Group, Inc.	1,900	64,938
*	Echelon Financial Holdings, Inc.	15,650	66,054
	ECN Capital Corp.	2,488,693	7,075,983
	E-L Financial Corp., Ltd.	7,178	3,571,684
	Element Fleet Management Corp.	1,128,513	8,420,622
#	Equitable Group, Inc.	53,142	2,794,496
#	Fiera Capital Corp.	302,075	2,113,813
	Firm Capital Mortgage Investment Corp.	185,919	1,542,021
	First National Financial Corp.	53,893	1,121,051
#	Genworth MI Canada, Inc.	234,684	5,740,907
#	GMP Capital, Inc.	427,687	412,692
#	goeasy, Ltd.	39,839	1,604,594
	GoldMoney, Inc.	125,000	240,314
	Guardian Capital Group, Ltd., Class A	88,614	1,354,405
# *	Home Capital Group, Inc.	292,917	4,354,055
*	Kingsway Financial Services, Inc.	13,070	29,243
#	Laurentian Bank of Canada	412,090	8,681,330
#	Sprott, Inc.	140,658	5,055,014
	Timbercreek Financial Corp.	506,740	3,206,318
*	Trisura Group, Ltd.	31,411	1,417,151
TOTAL FINANCIALS			77,847,266

HEALTH CARE — (1.1%)
# *	CRH Medical Corp.	412,171	862,232
# *	Cronos Group, Inc.	206,397	1,240,446
#	Extendicare, Inc.	498,639	2,060,522
	HLS Therapeutics, Inc.	3,900	52,255
*	Knight Therapeutics, Inc.	808,695	4,181,673
#	Medical Facilities Corp.	304,589	973,715
#	Sienna Senior Living, Inc.	271,631	1,850,756
TOTAL HEALTH CARE			11,221,599
124

The Canadian Small Company Series

continued

		Shares	Value»
INDUSTRIALS — (10.7%)
	Aecon Group, Inc.	259,061	$2,816,544
#	AG Growth International, Inc.	136,123	2,739,305
	Algoma Central Corp.	48,800	361,615
# *	ATS Automation Tooling Systems, Inc.	437,554	6,162,369
#	Badger Daylighting, Ltd.	140,856	3,083,559
#	Bird Construction, Inc.	255,438	1,119,517
# *	Black Diamond Group, Ltd.	330,892	375,349
	Calian Group, Ltd.	39,603	1,599,464
	CanWel Building Materials Group, Ltd.	337,453	1,101,147
#	Cargojet, Inc.	9,284	1,094,166
	Cervus Equipment Corp.	47,197	225,973
# *	DIRTT Environmental Solutions	273,168	329,991
#	Exchange Income Corp.	56,748	1,118,156
	Finning International, Inc.	885,513	12,073,398
# *	GDI Integrated Facility Services, Inc.	11,700	280,004
	Hardwoods Distribution, Inc.	14,902	180,238
*	Heroux-Devtek, Inc.	239,845	1,798,484
#	Horizon North Logistics, Inc.	908,944	408,409
*	IBI Group, Inc.	113,900	389,287
	K-Bro Linen, Inc.	57,753	1,125,197
	Magellan Aerospace Corp.	112,778	599,777
	Morneau Shepell, Inc.	401,948	9,382,537
	Mullen Group, Ltd.	376,027	2,013,639
#	NFI Group, Inc.	317,312	3,891,606
*	Patriot One Technologies, Inc.	104,500	81,592
	Richelieu Hardware, Ltd.	361,973	7,700,192
	Rocky Mountain Dealerships, Inc.	113,474	347,710
#	Russel Metals, Inc.	339,623	4,057,664
#	Savaria Corp.	184,973	1,697,675
#	SNC-Lavalin Group, Inc.	109,100	1,841,103
#	Stantec, Inc.	489,094	15,098,652
	TFI International, Inc.	481,820	17,102,906
#	Transcontinental, Inc., Class A	343,604	3,821,759
	Wajax Corp.	90,980	562,929
#	Westshore Terminals Investment Corp.	203,386	2,503,374
TOTAL INDUSTRIALS			109,085,287

INFORMATION TECHNOLOGY — (5.9%)
#	Absolute Software Corp.	303,292	3,085,196
# *	BlackBerry, Ltd.	869,494	4,239,872
# *	BlackBerry, Ltd.	1,540,551	7,533,294
*	Celestica, Inc.	36,408	248,667
*	Celestica, Inc.	575,408	3,950,208
*	Descartes Systems Group, Inc. (The)	19,744	1,042,319
#	Enghouse Systems, Ltd.	263,395	14,066,100
	Evertz Technologies, Ltd.	159,651	1,319,449
*	EXFO, Inc.	60,487	173,317
# *	Kinaxis, Inc.	141,544	20,232,785
*	Photon Control, Inc.	447,494	586,726
	Pivot Technology Solutions, Inc.	27,500	35,449
	Quarterhill, Inc.	1,017,776	1,566,847
# *	Sierra Wireless, Inc.	241,452	2,168,017
	Vecima Networks, Inc.	6,059	46,639
TOTAL INFORMATION TECHNOLOGY			60,294,885

MATERIALS — (30.4%)
# *	5N Plus, Inc.	556,129	659,522
#	Acadian Timber Corp.	73,740	788,675
125

The Canadian Small Company Series

continued

		Shares	Value»
MATERIALS — (Continued)
#	AirBoss of America Corp.	103,062	$1,385,446
# *	Alacer Gold Corp.	2,084,220	14,323,639
	Alamos Gold, Inc., Class A	2,137,711	19,934,749
# *	Alio Gold, Inc.	204,318	257,355
#	Altius Minerals Corp.	190,340	1,365,580
# *	Americas Gold & Silver Corp.	86,596	225,804
*	Amerigo Resources, Ltd.	18,200	4,893
# *	Argonaut Gold, Inc.	1,812,297	3,417,413
	B2Gold Corp.	348,457	1,981,503
	Caledonia Mining Corp. P.L.C.	540	9,353
*	Canfor Corp.	372,233	3,227,153
#	Canfor Pulp Products, Inc.	160,575	638,704
# *	Capstone Mining Corp.	2,781,355	1,700,445
	Cascades, Inc.	472,362	5,146,018
#	Centerra Gold, Inc.	1,348,651	15,050,137
# *	China Gold International Resources Corp., Ltd.	1,660,600	905,159
# *	Copper Mountain Mining Corp.	972,155	451,133
#	Dundee Precious Metals, Inc.	1,156,904	7,618,387
# *	Eldorado Gold Corp.	738,003	7,115,834
*	Eldorado Gold Corp.	74,100	718,770
# *	Endeavour Mining Corp.	391,356	9,469,676
# *	Endeavour Silver Corp.	555,055	1,259,259
*	Equinox Gold Corp.	39,464	441,264
# *	Equinox Gold Corp.	11,912	133,653
*	ERO Copper Corp.	98,067	1,420,874
*	Excellon Resources, Inc.	14,400	8,804
# *	First Majestic Silver Corp.	713,181	7,091,888
# *	First Majestic Silver Corp.	42,564	423,512
# *	First Mining Gold Corp.	749,400	234,602
# *	Fortuna Silver Mines, Inc.	913,292	4,641,805
*	Fortuna Silver Mines, Inc.	437,641	2,227,593
# *	Galiano Gold, Inc.	949,993	1,259,566
*	GoGold Resources, Inc.	40,000	29,464
*	Gold Standard Ventures Corp.	10,700	8,906
# *	Golden Star Resources, Ltd.	437,309	1,272,371
# *	Guyana Goldfields, Inc.	979,918	1,255,935
*	Hanfeng Evergreen, Inc.	45,837	0
#	Hudbay Minerals, Inc.	1,348,349	4,081,994
# *	IAMGOLD Corp.	2,447,564	9,717,420
# *	IAMGOLD Corp.	599,837	2,369,356
# *	Imperial Metals Corp.	346,592	510,595
*	Interfor Corp.	357,791	3,014,974
*	International Tower Hill Mines, Ltd.	13,001	23,271
#	Intertape Polymer Group, Inc.	267,454	2,360,120
*	IPL Plastics, Inc.	20,248	81,135
*	Ivanhoe Mines, Ltd., Class A	3,084,210	8,746,471
#	Labrador Iron Ore Royalty Corp.	291,059	5,203,301
*	Largo Resources, Ltd.	573,711	354,977
#	Lucara Diamond Corp.	2,030,773	927,430
# *	Lundin Gold, Inc.	147,709	1,386,132
*	Major Drilling Group International, Inc.	515,244	1,628,165
*	Mandalay Resources Corp.	464	649
*	Marathon Gold Corp.	147,500	215,122
#	Methanex Corp.	140,382	2,533,411
	Methanex Corp.	44,780	809,622
*	Minco Base Metals Corp.	2,780	0
*	Mountain Province Diamonds, Inc.	102,431	23,012
*	New Gold, Inc.	4,039,058	5,474,268
	Norbord, Inc.	184,183	4,204,356
126

The Canadian Small Company Series

continued

		Shares	Value»
MATERIALS — (Continued)
# *	Northern Dynasty Minerals, Ltd.	76,877	$109,857
# *	OceanaGold Corp.	3,806,514	8,860,183
*	Orbite Technologies, Inc.	73,500	0
# *	Orla Mining, Ltd.	9,900	27,857
#	Osisko Gold Royalties, Ltd.	772,174	7,712,645
# *	Osisko Mining, Inc.	486,477	1,372,427
	Pan American Silver Corp.	390,905	11,871,692
*	PolyMet Mining Corp.	642,081	269,583
# *	Premier Gold Mines, Ltd.	998,349	1,625,185
# *	Pretium Resources, Inc.	293,903	2,468,785
*	Pretium Resources, Inc.	455,178	3,808,797
# *	Roxgold, Inc.	1,208,860	1,362,372
# *	Sabina Gold & Silver Corp.	1,473,619	2,116,645
# *	Sandstorm Gold, Ltd.	1,058,655	10,160,780
# *	Seabridge Gold, Inc.	66,295	1,164,167
*	SEMAFO, Inc.	1,996,759	6,809,807
# *	SSR Mining, Inc.	711,103	15,153,366
#	Stelco Holdings, Inc.	37,984	214,038
#	Stella-Jones, Inc.	242,402	6,095,760
*	Stornoway Diamond Corp.	208,109	395
#	Supremex, Inc.	91	77
# *	Taseko Mines, Ltd.	1,439,326	710,333
# *	Teranga Gold Corp.	646,498	5,857,339
# *	TMAC Resources, Inc.	42,213	50,372
*	Torex Gold Resources, Inc.	411,414	6,482,134
# *	Trevali Mining Corp.	2,935,789	194,624
# *	Turquoise Hill Resources, Ltd.	2,248,334	1,656,109
*	Wesdome Gold Mines Ltd.	825,773	7,134,883
#	West Fraser Timber Co., Ltd.	290,209	10,200,923
#	Western Forest Products, Inc.	2,326,467	1,593,705
	Winpak, Ltd.	175,797	5,385,531
	Yamana Gold, Inc.	3,304,447	17,963,184
TOTAL MATERIALS			310,204,180

REAL ESTATE — (3.9%)
	Altus Group, Ltd.	261,893	7,868,750
	Bridgemarq Real Estate Services	53,069	459,311
	Colliers International Group, Inc.	165,544	9,499,026
	Colliers International Group, Inc.	4,163	238,582
	DREAM Unlimited Corp., Class A	492,374	3,249,610
	Information Services Corp.	17,674	193,456
#	Invesque, Inc.	191,266	476,252
*	Mainstreet Equity Corp.	31,349	1,556,597
	Melcor Developments, Ltd.	55,340	306,946
	Morguard Corp.	21,882	2,050,551
*	Real Matters, Inc.	334,320	6,520,915
	Tricon Capital Group, Inc.	1,022,259	6,889,857
TOTAL REAL ESTATE			39,309,853

UTILITIES — (6.3%)
#	Boralex, Inc., Class A	549,954	12,517,368
#	Capital Power Corp.	771,649	15,903,608
	Innergex Renewable Energy, Inc.	800,557	11,262,991
#	Just Energy Group, Inc.	138,308	70,295
*	Maxim Power Corp.	92,234	151,504
	Polaris Infrastructure, Inc.	115,463	1,228,113
#	Superior Plus Corp.	777,910	6,371,803
	TransAlta Corp.	1,784,708	10,582,572
127

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continued

		Shares	Value»
	UTILITIES — (Continued)
	TransAlta Corp.	16,789	$99,559
	TransAlta Renewables, Inc.	614,934	6,608,638
	TOTAL UTILITIES		64,796,451
	TOTAL COMMON STOCKS		890,446,411
	RIGHTS/WARRANTS — (0.1%)
	ENERGY — (0.0%)
# *	Tervita Corp. Warrants 07/19/20	9,964	55
	MATERIALS — (0.1%)
*	Pan American Silver Corp. Rights 02/22/29	1,876,416	1,287,222
	TOTAL RIGHTS/WARRANTS		1,287,277
	TOTAL INVESTMENT SECURITIES (Cost $1,042,830,088)		891,733,688

			Value†
SECURITIES LENDING COLLATERAL — (12.7%)
@ §	The DFA Short Term Investment Fund	11,224,864	129,882,903
TOTAL INVESTMENTS — (100.0%)
(Cost $1,172,690,165)			$1,021,616,591

P.L.C.	Public Limited Company
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of June 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,614,663	—	—	$9,614,663
Consumer Discretionary	46,231,151	$2,380,227	—	48,611,378
Consumer Staples	55,627,166	—	—	55,627,166
Energy	103,833,546	137	—	103,833,683
Financials	77,847,266	—	—	77,847,266
Health Care	11,221,599	—	—	11,221,599
Industrials	109,085,287	—	—	109,085,287
Information Technology	60,294,885	—	—	60,294,885
Materials	310,194,432	9,748	—	310,204,180
Real Estate	39,309,853	—	—	39,309,853
Utilities	64,796,451	—	—	64,796,451
Rights/Warrants
Energy	—	55	—	55
Materials	—	1,287,222	—	1,287,222
Securities Lending Collateral	—	129,882,903	—	129,882,903
TOTAL	$888,056,299	$133,560,292	—	$1,021,616,591
128

The Japanese Small Company Series

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (2.9%)
	Adways, Inc.	22,400	$87,038
#	Aeria, Inc.	15,800	68,667
	Akatsuki, Inc.	30,200	1,345,505
# *	AlphaPolis Co., Ltd.	10,700	302,621
	Amuse, Inc.	7,400	179,996
#	AOI TYO Holdings, Inc.	139,131	535,855
	Asahi Broadcasting Group Holdings Corp.	54,000	349,490
#	Asahi Net, Inc.	102,300	922,384
	Ateam, Inc.	77,600	623,786
*	Atrae, Inc.	33,000	854,805
	Avex, Inc.	239,800	2,316,582
*	Bengo4.com, Inc.	2,400	317,646
# *	Broadmedia Corp.	55,200	49,118
#	Ceres, Inc.	24,900	483,927
	Daiichikosho Co., Ltd.	39,100	1,337,883
	DeNA Co., Ltd.	115,900	1,977,497
	Dip Corp.	177,300	3,406,527
*	Drecom Co., Ltd.	13,400	112,195
# *	eBook Initiative Japan Co., Ltd.	14,200	384,448
#	Extreme Co., Ltd.	17,300	220,455
	Faith, Inc.	56,010	477,218
	FAN Communications, Inc.	312,800	1,400,800
	Fibergate, Inc.	3,000	52,998
	Freebit Co., Ltd.	55,300	453,388
# *	GA Technologies Co., Ltd.	2,400	66,617
	Gakken Holdings Co., Ltd.	121,800	1,645,341
	Gree, Inc.	730,600	3,809,720
	GungHo Online Entertainment, Inc.	132,800	3,299,696
#	Gurunavi, Inc.	187,900	1,115,511
#	Imagica Group, Inc.	105,100	382,079
	Intage Holdings, Inc.	224,700	2,061,994
	Internet Initiative Japan, Inc.	126,400	5,655,192
	ITmedia, Inc.	30,000	689,043
*	Itokuro, Inc.	52,400	748,265
	Kadokawa Corp.	113,116	3,440,371
	Kamakura Shinsho, Ltd.	61,100	604,427
*	KLab, Inc.	141,900	1,142,474
*	LIFULL Co., Ltd.	327,500	1,231,120
	Macromill, Inc.	261,900	1,626,159
#	MarkLines Co., Ltd.	67,000	1,447,903
	Marvelous, Inc.	197,300	1,482,395
#	Members Co., Ltd.	45,500	776,109
#	Mixi, Inc.	229,900	6,327,043
# *	Mobile Factory, Inc.	10,500	98,507
	MTI, Ltd.	131,000	1,156,117
	Okinawa Cellular Telephone Co.	80,100	3,207,677
*	PR Times, Inc.	1,200	41,336
	Proto Corp.	155,200	1,671,428
# *	Shobunsha Holdings, Inc.	217,400	1,013,177
	SKY Perfect JSAT Holdings, Inc.	878,700	3,751,158
	SoldOut, Inc.	6,300	85,854
*	Synchro Food Co., Ltd.	24,900	67,965
	Toei Co., Ltd.	11,400	1,682,162
	Tohokushinsha Film Corp.	90,500	574,814
#	Tokyu Recreation Co., Ltd.	19,200	905,089
129

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continued

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
#	Tow Co., Ltd.	263,700	$708,047
	TV Asahi Holdings Corp.	32,600	492,534
	Tv Tokyo Holdings Corp.	89,000	1,984,280
	Usen-Next Holdings Co., Ltd.	52,500	674,726
	ValueCommerce Co., Ltd.	102,100	3,234,956
#	V-Cube, Inc.	80,700	1,776,981
*	Vector, Inc.	192,300	1,639,217
*	Vision, Inc.	121,300	1,052,884
	Wowow, Inc.	35,500	935,922
	Zenrin Co., Ltd.	231,150	2,539,583
	ZIGExN Co., Ltd.	381,400	1,134,831
TOTAL COMMUNICATION SERVICES			86,241,533

CONSUMER DISCRETIONARY — (16.2%)
	Adastria Co., Ltd.	165,140	2,866,325
	Adventure, Inc.	8,800	369,579
	Aeon Fantasy Co., Ltd.	48,932	944,357
*	Ahresty Corp.	152,700	440,030
# *	Aigan Co., Ltd.	60,800	131,056
	Ainavo Holdings Co., Ltd.	5,600	47,755
	Aisan Industry Co., Ltd.	215,700	924,525
*	Akebono Brake Industry Co., Ltd.	225,300	300,609
#	Alleanza Holdings Co., Ltd.	80,800	1,066,867
	Alpen Co., Ltd.	112,400	2,185,618
	Alpha Corp.	45,000	408,057
	Amiyaki Tei Co., Ltd.	28,200	763,492
	AOKI Holdings, Inc.	254,400	1,105,822
#	Aoyama Trading Co., Ltd.	289,500	1,379,094
	Arata Corp.	87,100	4,232,819
	Arcland Sakamoto Co., Ltd.	178,500	3,438,906
	Arcland Service Holdings Co., Ltd.	77,100	1,478,329
	Asahi Co., Ltd.	102,000	1,684,974
	Asante, Inc.	43,400	618,800
	Ashimori Industry Co., Ltd.	29,499	253,744
	ASKUL Corp.	64,400	2,473,365
#	Asti Corp.	19,400	227,443
#	Atom Corp.	650,600	5,217,419
	Atsugi Co., Ltd.	103,500	511,755
# *	Aucnet, Inc.	28,200	374,901
	Autobacs Seven Co., Ltd.	480,200	6,147,262
#	Avantia Co., Ltd.	74,800	610,341
#	Baroque Japan, Ltd.	91,600	557,802
# *	Beaglee, Inc.	35,300	741,134
#	Beauty Garage, Inc.	18,600	493,812
#	Beenos, Inc.	7,100	109,447
	Belluna Co., Ltd.	340,500	2,787,805
	Bic Camera, Inc.	224,400	2,478,379
#	Bookoff Group Holdings, Ltd.	66,600	522,582
	BRONCO BILLY Co., Ltd.	55,600	1,200,411
	Can Do Co., Ltd.	60,900	1,116,694
	Central Automotive Products, Ltd.	81,900	1,595,319
	Central Sports Co., Ltd.	45,100	954,361
#	Chikaranomoto Holdings Co., Ltd.	35,400	197,349
#	CHIMNEY Co., Ltd.	36,800	434,845
	Chiyoda Co., Ltd.	113,500	998,707
	Chofu Seisakusho Co., Ltd.	128,900	2,625,116
*	Choushimaru Co., Ltd.	7,600	83,661
	Chuo Spring Co., Ltd.	19,000	534,132
	Cleanup Corp.	139,400	635,502
130

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continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Colowide Co., Ltd.	351,400	$5,261,354
	Corona Corp.	99,000	892,022
# *	Create Restaurants Holdings, Inc.	558,900	2,924,831
	Curves Holdings Co., Ltd.	253,600	1,558,117
#	Daido Metal Co., Ltd.	256,600	1,244,000
	Daidoh, Ltd.	97,800	182,520
	Daikoku Denki Co., Ltd.	56,400	492,518
	Daikyonishikawa Corp.	255,500	1,416,223
	Dainichi Co., Ltd.	65,200	465,356
	DCM Holdings Co., Ltd.	713,300	8,838,267
#	DD Holdings Co., Ltd.	31,500	191,786
*	Descente, Ltd.	130,000	2,016,409
	Doshisha Co., Ltd.	158,100	2,909,091
	Doutor Nichires Holdings Co., Ltd.	179,486	2,519,610
#	Dynic Corp.	36,400	271,312
#	Eagle Industry Co., Ltd.	165,900	1,319,795
#	EAT& Holdings Co, Ltd.	33,000	576,164
#	EDION Corp.	514,500	5,067,708
	Enigmo, Inc.	147,600	1,978,968
	ES-Con Japan, Ltd.	179,200	1,455,915
	Eslead Corp.	45,200	570,629
	ESTELLE Holdings Co., Ltd.	12,600	71,253
	Exedy Corp.	178,100	2,245,310
	FCC Co., Ltd.	225,300	4,323,377
	Felissimo Corp.	17,800	214,305
	Fields Corp.	23,100	71,830
	Fine Sinter Co., Ltd.	10,300	155,573
#	First Juken Co., Ltd.	42,500	400,835
#	First-corp, Inc.	45,300	310,483
#	FJ Next Co., Ltd.	100,900	887,674
	Foster Electric Co., Ltd.	131,900	1,517,398
	France Bed Holdings Co., Ltd.	153,900	1,241,929
	F-Tech, Inc.	85,300	414,626
	Fuji Co., Ltd.	118,700	2,197,665
	Fuji Corp.	36,400	723,892
	Fuji Corp., Ltd.	168,200	862,510
	Fuji Kyuko Co., Ltd.	52,500	2,252,069
	Fujibo Holdings, Inc.	63,300	2,200,224
	Fujikura Composites, Inc.	127,100	412,511
#	Fujio Food Group, Inc.	100,600	1,335,016
	Fujishoji Co., Ltd.	51,200	354,133
#	Fujita Kanko, Inc.	44,200	640,939
	FuKoKu Co., Ltd.	66,400	414,514
*	Funai Electric Co., Ltd.	135,600	565,972
#	Furukawa Battery Co., Ltd. (The)	88,000	902,685
	Furyu Corp.	100,400	1,207,828
	Futaba Industrial Co., Ltd.	346,800	1,750,763
#	Gakkyusha Co., Ltd.	49,300	502,402
#	Genki Sushi Co., Ltd.	29,900	644,389
	Geo Holdings Corp.	216,200	3,216,814
#	Gfoot Co., Ltd.	87,000	375,606
	GLOBERIDE, Inc.	53,899	1,765,232
# *	Gokurakuyu Holdings Co., Ltd.	74,400	214,157
#	Golf Digest Online, Inc.	61,600	534,941
#	Greens Co., Ltd.	8,100	35,111
#	GSI Creos Corp.	31,592	549,325
	G-Tekt Corp.	147,400	1,660,814
	Gunze, Ltd.	103,400	3,805,737
	H2O Retailing Corp.	390,800	2,567,785
131

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continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Hagihara Industries, Inc.	79,000	$1,126,489
#	Hakuyosha Co., Ltd.	12,900	283,166
#	Hamee Corp.	36,100	614,819
#	Handsman Co., Ltd.	39,600	660,434
	Happinet Corp.	100,700	1,348,270
#	Harada Industry Co., Ltd.	23,300	192,858
	Hard Off Corp. Co., Ltd.	58,800	371,123
#	Haruyama Holdings, Inc.	54,800	347,310
	Heian Ceremony Service Co., Ltd.	8,300	64,308
	Heiwa Corp.	37,700	609,499
#	Hiday Hidaka Corp.	126,065	2,054,636
#	HI-LEX Corp.	115,600	1,221,353
#	Himaraya Co., Ltd.	32,100	262,307
#	Hinokiya Group Co., Ltd.	886	17,301
# *	Hiramatsu, Inc.	104,300	183,886
# *	HIS Co., Ltd.	173,400	2,338,324
#	H-One Co., Ltd.	136,000	745,210
	Honeys Holdings Co., Ltd.	114,040	1,058,270
	Hoosiers Holdings	266,100	1,695,139
#	Hotland Co., Ltd.	41,100	476,494
#	House Do Co., Ltd.	28,700	340,117
#	HUB Co., Ltd.	27,300	154,102
*	I K K, Inc.	56,900	356,745
#	IBJ, Inc.	86,800	775,236
	Ichibanya Co., Ltd.	96,058	4,873,060
	Ichikoh Industries, Ltd.	162,000	706,735
	IDOM, Inc.	399,100	2,184,388
	IJTT Co., Ltd.	143,880	645,833
	Imasen Electric Industrial	110,600	620,183
*	Izuhakone Railway Co., Ltd.	300	0
	J Front Retailing Co., Ltd.	101,300	771,928
	Janome Sewing Machine Co., Ltd.	104,900	574,588
	Japan Best Rescue System Co., Ltd.	114,400	1,093,958
	Japan Wool Textile Co., Ltd. (The)	350,400	3,403,837
#	JFLA Holdings, Inc.	106,300	344,910
	JINS Holdings, Inc.	82,900	6,008,144
#	Joban Kosan Co., Ltd.	42,799	584,872
	Joshin Denki Co., Ltd.	109,800	2,723,037
	Joyful Honda Co., Ltd.	15,000	233,341
	JP-Holdings, Inc.	339,700	971,925
	JVCKenwood Corp.	747,400	1,011,212
# *	Kappa Create Co., Ltd.	79,600	1,083,238
	Kasai Kogyo Co., Ltd.	167,600	556,390
	Kawai Musical Instruments Manufacturing Co., Ltd.	34,000	799,050
	Keiyo Co., Ltd.	245,000	1,857,128
	KFC Holdings Japan, Ltd.	69,400	1,660,615
	King Co., Ltd.	54,100	277,955
#	Kintetsu Department Store Co., Ltd.	53,900	1,650,120
#	Ki-Star Real Estate Co., Ltd.	50,600	1,254,263
# *	KNT-CT Holdings Co., Ltd.	57,800	534,433
	Kohnan Shoji Co., Ltd.	152,700	5,214,087
	Kojima Co., Ltd.	189,400	1,254,797
	Komatsu Matere Co., Ltd.	209,500	1,699,471
	KOMEDA Holdings Co., Ltd.	306,800	5,422,543
#	Komehyo Holdings Co., Ltd.	39,800	272,709
	Komeri Co., Ltd.	210,400	6,194,567
#	Konaka Co., Ltd.	163,506	409,898
	Koshidaka Holdings Co., Ltd.	188,000	703,277
	Kourakuen Holdings Corp.	72,000	1,121,989
132

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continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	KU Holdings Co., Ltd.	115,500	$855,220
#	Kura Sushi, Inc.	42,400	2,557,204
	Kurabo Industries, Ltd.	121,600	2,189,046
	Kushikatsu Tanaka Holdings Co.	8,000	132,351
*	KYB Corp.	133,400	2,758,308
	Kyoritsu Maintenance Co., Ltd.	126,862	4,539,141
*	Laox Co., Ltd.	13,500	22,029
	LEC, Inc.	156,800	2,214,418
*	Litalico, Inc.	42,200	1,113,621
	Look Holdings, Inc.	24,200	221,752
	Mamiya-Op Co., Ltd.	25,100	164,410
	Mars Group Holdings Corp.	83,200	1,277,104
	Maruzen CHI Holdings Co., Ltd.	106,300	372,871
	Matsuyafoods Holdings Co., Ltd.	56,700	1,870,303
	Media Do Co., Ltd.	32,700	2,312,492
	Meiko Network Japan Co., Ltd.	134,900	780,429
	Meiwa Estate Co., Ltd.	78,000	328,298
	Mikuni Corp.	154,900	380,836
*	Mitsuba Corp.	219,790	802,494
	Mizuno Corp.	119,700	2,002,335
	Monogatari Corp. (The)	31,300	3,198,577
	Morito Co., Ltd.	105,900	672,698
#	MrMax Holdings, Ltd.	158,200	1,158,763
	Murakami Corp.	30,200	748,749
	Musashi Seimitsu Industry Co., Ltd.	306,100	3,199,608
	Nafco Co., Ltd.	50,300	1,106,006
	Nagase Brothers, Inc.	200	10,441
	Nagawa Co., Ltd.	44,300	3,104,552
	Nakayamafuku Co., Ltd.	74,400	342,990
	New Art Holdings Co., Ltd.	8,934	53,579
	Nextage Co., Ltd.	193,700	2,325,207
	NHK Spring Co., Ltd.	453,200	2,740,327
	Nichirin Co., Ltd.	61,160	810,573
#	Nihon House Holdings Co., Ltd.	283,600	636,441
	Nihon Plast Co., Ltd.	107,800	419,535
	Nihon Tokushu Toryo Co., Ltd.	79,400	708,165
	Nikki Co., Ltd.	2,100	35,743
	Nippon Felt Co., Ltd.	84,000	388,079
#	Nippon Piston Ring Co., Ltd.	46,000	424,048
	Nippon Seiki Co., Ltd.	326,900	3,685,064
	Nishikawa Rubber Co., Ltd.	32,400	416,031
	Nishimatsuya Chain Co., Ltd.	268,000	4,357,939
	Nissan Shatai Co., Ltd.	503,800	4,253,989
	Nissan Tokyo Sales Holdings Co., Ltd.	166,400	399,929
	Nittan Valve Co., Ltd.	93,500	184,310
	Nojima Corp.	199,700	5,604,585
#	Ohashi Technica, Inc.	66,800	892,338
	Ohsho Food Service Corp.	84,200	4,631,881
*	Oisix ra daichi, Inc.	63,300	1,973,480
	Onward Holdings Co., Ltd.	656,600	1,285,760
# *	Open Door, Inc.	53,800	613,390
#	Ozu Corp.	19,000	326,383
	Pacific Industrial Co., Ltd.	292,400	2,936,488
	PAL GROUP Holdings Co., Ltd.	135,300	1,574,015
#	PAPYLESS Co., Ltd.	33,000	844,166
	Paris Miki Holdings, Inc.	141,100	372,687
	PC Depot Corp.	183,381	1,119,082
	People Co., Ltd.	14,600	139,612
# *	Pepper Food Service Co., Ltd.	46,200	126,551
133

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continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	PIA Corp.	30,600	$833,751
	Piolax, Inc.	198,100	2,906,031
	Plenus Co., Ltd.	52,900	864,392
	Press Kogyo Co., Ltd.	629,500	1,675,227
	Pressance Corp.	238,000	3,246,842
*	QB Net Holdings Co., Ltd.	5,000	73,431
#	Raccoon Holdings, Inc.	90,200	1,718,686
	Regal Corp.	1,500	30,501
	Renaissance, Inc.	74,700	535,801
	Resorttrust, Inc.	440,600	6,205,277
	Rhythm Co., Ltd.	50,000	296,672
#	Riberesute Corp.	46,100	336,586
#	Ride On Express Holdings Co., Ltd.	46,900	1,015,441
# *	Right On Co., Ltd.	100,725	594,691
	Riken Corp.	59,500	1,415,073
	Ringer Hut Co., Ltd.	93,600	2,022,618
	Riso Kyoiku Co., Ltd.	626,300	1,830,669
#	Round One Corp.	434,500	3,412,640
	Royal Holdings Co., Ltd.	175,100	2,975,292
*	Royal Hotel, Ltd. (The)	2,100	24,672
	Sac’s Bar Holdings, Inc.	125,350	650,290
	Saizeriya Co., Ltd.	191,100	3,317,022
	Sakai Ovex Co., Ltd.	31,499	561,006
	San Holdings, Inc.	61,300	678,131
# *	Sanden Holdings Corp.	34,800	115,987
	Sanei Architecture Planning Co., Ltd.	55,200	909,722
	Sangetsu Corp.	306,650	4,419,363
	Sankyo Co., Ltd.	4,100	104,497
	Sankyo Seiko Co., Ltd.	248,900	1,000,152
#	Sanoh Industrial Co., Ltd.	157,800	913,945
	Sanyei Corp.	4,300	84,715
	Sanyo Electric Railway Co., Ltd.	112,598	2,212,859
	Sanyo Shokai, Ltd.	71,599	339,168
#	Scroll Corp.	182,600	1,404,312
	Seiko Holdings Corp.	165,882	2,089,416
	Seiren Co., Ltd.	309,200	4,900,175
	Senshukai Co., Ltd.	193,500	660,830
*	SFP Holdings Co., Ltd.	40,200	505,388
# *	Shidax Corp.	137,200	321,757
	Shikibo, Ltd.	65,500	579,334
	Shimachu Co., Ltd.	256,900	13,578,995
	Shimojima Co., Ltd.	46,100	588,950
	Shoei Co., Ltd.	153,500	4,674,504
*	Silver Life Co., Ltd.	2,000	37,514
	Snow Peak, Inc.	65,500	1,159,352
	SNT Corp.	197,100	365,385
	Soft99 Corp.	83,400	803,327
	Sotoh Co., Ltd.	47,400	430,279
	Space Value Holdings Co., Ltd.	199,500	1,076,714
	SPK Corp.	45,400	530,492
# *	SRS Holdings Co., Ltd.	132,600	1,142,409
	St Marc Holdings Co., Ltd.	100,800	1,436,714
	Step Co., Ltd.	61,500	855,365
	Studio Alice Co., Ltd.	52,700	972,460
	Suminoe Textile Co., Ltd.	32,800	616,225
	Sumitomo Riko Co., Ltd.	254,600	1,298,722
	Suncall Corp.	129,600	516,686
	Syuppin Co., Ltd.	124,400	1,014,996
	T RAD Co., Ltd.	39,800	474,654
134

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continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Tachikawa Corp.	69,800	$814,750
	Tachi-S Co., Ltd.	198,640	2,006,985
	Taiho Kogyo Co., Ltd.	113,300	573,032
#	Takashimaya Co., Ltd.	701,000	5,239,986
	Take And Give Needs Co., Ltd.	65,910	323,428
	Takihyo Co., Ltd.	30,600	503,530
#	Tama Home Co., Ltd.	91,000	1,203,840
	Tamron Co., Ltd.	106,900	1,595,578
	Tbk Co., Ltd.	155,300	622,052
#	Tear Corp.	60,900	229,347
	Temairazu, Inc.	5,400	257,457
	Tenpos Holdings Co., Ltd.	27,600	502,535
#	T-Gaia Corp.	132,300	2,432,365
#	Tigers Polymer Corp.	79,800	331,816
	Toa Corp.	161,700	1,276,445
	Toabo Corp.	45,799	201,565
	Tokai Rika Co., Ltd.	322,000	5,046,015
	Token Corp.	47,650	3,585,913
*	Tokyo Base Co., Ltd.	109,300	421,455
	Tokyo Dome Corp.	537,700	4,300,782
	Tokyo Individualized Educational Institute, Inc.	78,300	434,691
	Tokyo Radiator Manufacturing Co., Ltd.	24,300	120,249
	Tokyotokeiba Co., Ltd.	76,000	3,783,303
	Tomy Co., Ltd.	565,593	4,948,345
	Topre Corp.	227,500	2,286,778
	Toridoll Holdings Corp.	288,200	3,652,477
#	Torikizoku Co., Ltd.	27,900	410,148
	Tosho Co., Ltd.	96,100	1,115,689
	Toyo Tire Corp.	174,500	2,588,653
	TPR Co., Ltd.	157,300	1,883,584
	Treasure Factory Co., Ltd.	10,300	67,196
	TS Tech Co., Ltd.	135,593	3,753,046
	TSI Holdings Co., Ltd.	344,695	808,991
#	Tsukada Global Holdings, Inc.	86,100	199,264
	Tsukamoto Corp. Co., Ltd.	19,000	224,083
	Tsutsumi Jewelry Co., Ltd.	41,500	932,250
# *	Umenohana Co., Ltd.	22,200	209,091
	Unipres Corp.	254,800	1,973,728
	United Arrows, Ltd.	137,000	1,860,376
*	Unitika, Ltd.	265,600	875,225
*	Universal Entertainment Corp.	47,300	806,635
# *	VIA Holdings, Inc.	80,700	205,953
# *	Village Vanguard Co., Ltd.	35,500	355,007
# *	Visionary Holdings Co., Ltd.	50,109	152,629
	VT Holdings Co., Ltd.	536,700	1,884,537
	Wacoal Holdings Corp.	275,300	4,990,314
#	Waseda Academy Co., Ltd.	30,400	281,597
#	WATAMI Co., Ltd.	139,800	1,277,229
	Watts Co., Ltd.	52,100	395,531
	Weds Co., Ltd.	14,500	61,509
	World Co., Ltd.	13,100	166,324
	Xebio Holdings Co., Ltd.	167,000	1,090,569
*	Yachiyo Industry Co., Ltd.	40,800	180,773
	Yagi & Co., Ltd.	18,600	254,169
	Yamato International, Inc.	100,500	307,392
	Yasunaga Corp.	53,200	514,419
	Yellow Hat, Ltd.	225,100	3,694,404
#	Yomiuri Land Co., Ltd.	27,600	1,146,512
	Yondoshi Holdings, Inc.	106,520	1,814,118
135

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CONSUMER DISCRETIONARY — (Continued)
	Yorozu Corp.	135,600	$1,464,451
#	Yoshinoya Holdings Co., Ltd.	229,900	4,225,914
#	Yossix Co., Ltd.	22,600	356,365
	Yutaka Giken Co., Ltd.	8,700	121,910
TOTAL CONSUMER DISCRETIONARY			483,403,233

CONSUMER STAPLES — (7.8%)
	Aeon Hokkaido Corp.	201,000	1,696,719
	AFC-HD AMS Life Science Co., Ltd.	48,300	316,212
#	Albis Co., Ltd.	38,700	935,833
	Arcs Co., Ltd.	274,400	6,074,534
	Artnature, Inc.	116,400	674,505
#	Axial Retailing, Inc.	105,200	4,468,549
	Belc Co., Ltd.	67,800	4,161,933
#	Bourbon Corp.	50,700	895,806
	Bull-Dog Sauce Co., Ltd.	3,000	36,189
	Cawachi, Ltd.	55,400	1,571,313
# *	C’BON COSMETICS Co., Ltd.	10,800	198,531
	Chubu Shiryo Co., Ltd.	153,500	2,038,439
	Chuo Gyorui Co., Ltd.	9,800	254,939
	cocokara fine, Inc.	128,360	8,432,779
	Como Co., Ltd.	2,600	60,831
#	Cota Co., Ltd.	91,242	1,142,859
	Create SD Holdings Co., Ltd.	68,700	2,215,570
	Daikokutenbussan Co., Ltd.	35,500	1,931,327
	Delica Foods Holdings Co., Ltd.	66,400	382,596
#	DyDo Group Holdings, Inc.	58,800	3,042,448
	Earth Corp.	34,700	2,204,190
	Ebara Foods Industry, Inc.	27,900	611,564
	Eco’s Co., Ltd.	43,100	919,583
	Ensuiko Sugar Refining Co., Ltd.	86,200	176,797
	Feed One Co., Ltd.	155,448	1,353,963
*	First Baking Co., Ltd.	12,000	114,431
	Fujicco Co., Ltd.	125,300	2,401,460
	Fujiya Co., Ltd.	67,800	1,507,386
	G-7 Holdings, Inc.	69,600	1,598,902
	Genky DrugStores Co., Ltd.	49,800	2,050,858
#	HABA Laboratories, Inc.	15,000	595,840
	Hagoromo Foods Corp.	17,900	535,262
	Halows Co., Ltd.	51,800	1,627,286
	Hayashikane Sangyo Co., Ltd.	29,400	159,595
	Heiwado Co., Ltd.	194,900	3,957,330
	Hokkaido Coca-Cola Bottling Co., Ltd.	18,699	716,815
	Hokuto Corp.	135,500	2,849,782
	Ichimasa Kamaboko Co., Ltd.	37,500	374,014
	Imuraya Group Co., Ltd.	60,500	1,380,127
	Itochu-Shokuhin Co., Ltd.	35,100	1,836,073
	Itoham Yonekyu Holdings, Inc.	366,500	2,453,735
	Iwatsuka Confectionery Co., Ltd.	7,700	269,500
	JM Holdings Co., Ltd.	71,100	1,617,259
	J-Oil Mills, Inc.	64,100	2,264,210
#	Kadoya Sesame Mills, Inc.	15,600	578,291
	Kakiyasu Honten Co., Ltd.	52,800	1,255,290
	Kameda Seika Co., Ltd.	83,900	3,799,015
	Kaneko Seeds Co., Ltd.	41,300	598,498
	Kansai Super Market, Ltd.	89,900	1,032,884
	Kato Sangyo Co., Ltd.	160,300	5,326,123
	Kenko Mayonnaise Co., Ltd.	79,700	1,342,875
	Key Coffee, Inc.	4,900	100,144
136

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CONSUMER STAPLES — (Continued)
	Kirindo Holdings Co., Ltd.	40,500	$1,354,155
#	Kitanotatsujin Corp.	258,100	1,202,443
	Kotobuki Spirits Co., Ltd.	71,000	3,292,160
	Kyokuyo Co., Ltd.	63,799	1,667,368
#	Lacto Japan Co., Ltd.	30,600	935,366
	Life Corp.	37,100	1,304,787
	Marudai Food Co., Ltd.	136,300	2,140,477
	Maruha Nichiro Corp.	197,607	4,138,883
	Maxvalu Tokai Co., Ltd.	45,200	1,126,672
	Medical System Network Co., Ltd.	161,200	707,897
	Megmilk Snow Brand Co., Ltd.	277,400	6,011,066
	Meito Sangyo Co., Ltd.	57,500	765,130
	Milbon Co., Ltd.	154,752	7,939,785
#	Ministop Co., Ltd.	90,500	1,131,883
	Mitsubishi Shokuhin Co., Ltd.	106,600	2,778,200
	Mitsui Sugar Co., Ltd.	104,670	1,819,656
	Miyoshi Oil & Fat Co., Ltd.	42,900	471,613
	Morinaga Milk Industry Co., Ltd.	120,100	5,790,347
#	Morozoff, Ltd.	19,200	1,041,156
	Nagatanien Holdings Co., Ltd.	76,300	1,618,852
	Nakamuraya Co., Ltd.	28,400	1,085,692
	Natori Co., Ltd.	64,300	1,223,196
	Nichimo Co., Ltd.	17,000	294,211
	Nihon Chouzai Co., Ltd.	68,420	1,105,419
#	Niitaka Co., Ltd.	2,860	82,375
	Nippon Beet Sugar Manufacturing Co., Ltd.	67,100	1,108,596
	Nippon Flour Mills Co., Ltd.	379,900	6,093,525
	Nippon Suisan Kaisha, Ltd.	1,794,300	6,911,990
	Nishimoto Co., Ltd.	13,300	237,932
	Nisshin Oillio Group, Ltd. (The)	171,400	4,926,879
	Nissin Sugar Co., Ltd.	104,400	1,818,919
	Nitto Fuji Flour Milling Co., Ltd.	8,100	510,192
#	Noevir Holdings Co., Ltd.	52,200	2,330,521
	Oenon Holdings, Inc.	317,700	1,228,018
#	OIE Sangyo Co., Ltd.	22,000	295,192
	Okuwa Co., Ltd.	153,500	2,056,276
	Olympic Group Corp.	52,200	490,751
	OUG Holdings, Inc.	19,800	539,459
	Pickles Corp.	23,800	639,556
	Prima Meat Packers, Ltd.	172,000	4,907,705
	Qol Holdings Co., Ltd.	162,300	1,770,104
#	Retail Partners Co., Ltd.	107,600	1,447,530
	Riken Vitamin Co., Ltd.	150,100	2,216,077
#	Rock Field Co., Ltd.	94,800	1,291,337
	Rokko Butter Co., Ltd.	82,400	1,341,509
	S Foods, Inc.	116,762	3,888,840
#	S&B Foods, Inc.	42,798	1,849,389
#	Sagami Rubber Industries Co., Ltd.	57,700	651,305
	San-A Co., Ltd.	114,500	4,768,996
	Sapporo Holdings, Ltd.	314,800	5,140,347
#	Sato Foods Co., Ltd.	800	33,062
	Satudora Holdings Co., Ltd.	1,300	24,868
	Shinobu Foods Products Co., Ltd.	1,600	8,739
#	Shoei Foods Corp.	68,000	2,468,203
#	Showa Sangyo Co., Ltd.	115,200	3,556,798
#	Soiken Holdings, Inc.	24,200	196,977
	ST Corp.	13,800	264,170
	Starzen Co., Ltd.	45,300	1,686,066
	Takara Holdings, Inc.	98,100	988,875
137

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CONSUMER STAPLES — (Continued)
#	Toho Co., Ltd.	49,900	$856,772
#	Tohto Suisan Co., Ltd.	14,399	536,419
	Torigoe Co., Ltd. (The)	94,500	913,791
	Toyo Sugar Refining Co., Ltd.	14,500	173,086
	Transaction Co., Ltd.	89,700	785,933
	United Super Markets Holdings, Inc.	365,600	3,932,849
	Valor Holdings Co., Ltd.	237,700	5,855,731
	Warabeya Nichiyo Holdings Co., Ltd.	84,860	1,213,899
#	Watahan & Co., Ltd.	97,400	1,223,576
	Yaizu Suisankagaku Industry Co., Ltd.	62,100	583,115
	YAKUODO Holdings Co., Ltd.	70,500	1,727,736
	Yamami Co.	1,200	24,943
	YA-MAN, Ltd.	149,500	2,127,490
	Yamatane Corp.	61,600	803,235
#	Yamaya Corp.	25,000	504,222
	Yamazawa Co., Ltd.	11,800	193,258
	Yokohama Reito Co., Ltd.	325,000	2,628,444
	Yomeishu Seizo Co., Ltd.	48,700	835,358
#	Yuasa Funashoku Co., Ltd.	14,300	410,597
	Yutaka Foods Corp.	3,900	66,161
TOTAL CONSUMER STAPLES			232,255,101

ENERGY — (1.3%)
	BP Castrol K.K.	44,100	511,135
	Cosmo Energy Holdings Co., Ltd.	344,800	5,047,210
*	Fuji Oil Co., Ltd.	292,200	514,080
	Itochu Enex Co., Ltd.	351,400	3,305,731
	Iwatani Corp.	222,900	10,113,538
	Japan Oil Transportation Co., Ltd.	15,500	379,073
	Japan Petroleum Exploration Co., Ltd.	230,100	3,638,313
#	Mitsuuroko Group Holdings Co., Ltd.	205,200	2,455,789
	Modec, Inc.	128,800	1,870,984
#	Nippon Coke & Engineering Co., Ltd.	978,100	609,714
	Sala Corp.	324,100	1,816,598
#	San-Ai Oil Co., Ltd.	397,800	4,010,851
	Sinanen Holdings Co., Ltd.	47,500	1,376,964
	Toa Oil Co., Ltd.	46,200	790,475
	Toyo Kanetsu K.K.	48,700	1,042,359
TOTAL ENERGY			37,482,814

FINANCIALS — (8.6%)
	77 Bank, Ltd. (The)	366,652	5,127,484
#	Advance Create Co., Ltd.	31,700	596,578
	Aichi Bank, Ltd. (The)	53,800	1,472,306
# *	Aiful Corp.	1,614,500	4,791,997
#	Aizawa Securities Co., Ltd.	216,100	1,437,177
	Akatsuki Corp.	118,100	294,960
	Akita Bank, Ltd. (The)	100,440	1,361,529
	Aomori Bank, Ltd. (The)	125,800	2,779,001
	Asax Co., Ltd.	9,300	63,753
	Awa Bank, Ltd. (The)	245,300	5,900,915
	Bank of Iwate, Ltd. (The)	107,700	2,417,731
#	Bank of Kochi, Ltd. (The)	54,300	390,542
	Bank of Nagoya, Ltd. (The)	76,330	1,895,749
	Bank of Okinawa, Ltd. (The)	147,160	4,130,294
	Bank of Saga, Ltd. (The)	84,120	1,036,020
	Bank of the Ryukyus, Ltd.	237,880	1,961,807
#	Bank of Toyama, Ltd. (The)	14,500	412,265
138

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FINANCIALS — (Continued)
#	Casa, Inc.	3,200	$37,897
	Chiba Kogyo Bank, Ltd. (The)	307,800	672,258
	Chugoku Bank, Ltd. (The)	559,500	4,847,049
	Chukyo Bank, Ltd. (The)	70,400	1,419,356
	Daishi Hokuetsu Financial Group, Inc.	274,500	5,272,001
	Daito Bank, Ltd. (The)	62,600	355,376
	eGuarantee, Inc.	178,100	3,966,363
	Ehime Bank, Ltd. (The)	216,700	2,322,692
#	Entrust, Inc.	28,900	253,965
	FIDEA Holdings Co., Ltd.	1,258,300	1,220,344
#	Financial Products Group Co., Ltd.	301,800	1,312,322
	First Bank of Toyama, Ltd. (The)	294,300	789,975
# *	First Brothers Co., Ltd.	31,900	287,643
	Fukui Bank, Ltd. (The)	149,800	2,679,402
#	Fukushima Bank, Ltd. (The)	39,700	84,377
	Fuyo General Lease Co., Ltd.	116,000	6,660,495
	GCA Corp.	118,000	738,763
#	GMO Financial Holdings, Inc.	252,300	1,450,591
	Gunma Bank, Ltd. (The)	1,786,640	5,668,191
	Hachijuni Bank, Ltd. (The)	638,800	2,359,134
	Hirogin Holdings, Inc.	1,301,600	7,084,132
#	Hirose Tusyo, Inc.	20,800	398,918
	Hokkoku Bank, Ltd. (The)	154,000	4,382,342
	Hokuhoku Financial Group, Inc.	834,800	7,921,727
	Hyakugo Bank, Ltd. (The)	1,446,009	4,428,152
	Hyakujushi Bank, Ltd. (The)	155,600	2,477,590
	Ichiyoshi Securities Co., Ltd.	219,700	878,614
	IwaiCosmo Holdings, Inc.	121,900	1,485,215
	Iyo Bank, Ltd. (The)	891,118	5,592,577
#	J Trust Co., Ltd.	451,500	960,129
	Jaccs Co., Ltd.	138,700	2,422,206
	Jafco Group Co., Ltd.	204,100	9,230,625
*	Japan Asia Investment Co., Ltd.	93,300	185,014
#	Japan Investment Adviser Co., Ltd.	70,300	844,536
	Japan Securities Finance Co., Ltd.	618,800	2,914,838
	Jimoto Holdings, Inc.	102,850	912,742
	Juroku Bank, Ltd. (The)	194,300	3,564,029
	Kansai Mirai Financial Group, Inc.	295,367	1,076,621
	Keiyo Bank, Ltd. (The)	730,000	3,287,275
	Kita-Nippon Bank, Ltd. (The)	50,206	915,399
	Kiyo Bank, Ltd. (The)	439,890	6,573,128
	Kyokuto Securities Co., Ltd.	146,800	952,332
	Kyushu Financial Group, Inc.	1,234,627	5,775,017
#	Kyushu Leasing Service Co., Ltd.	34,000	192,053
*	M&A Capital Partners Co., Ltd.	82,500	3,733,778
#	Marusan Securities Co., Ltd.	363,500	1,625,411
#	Mercuria Investment Co., Ltd.	70,500	406,470
	Michinoku Bank, Ltd. (The)	279,698	3,080,113
#	Mito Securities Co., Ltd.	359,500	748,650
	Miyazaki Bank, Ltd. (The)	108,900	2,349,438
	Mizuho Leasing Co., Ltd.	189,600	4,833,257
	Monex Group, Inc.	1,007,400	2,422,018
#	Money Partners Group Co., Ltd.	149,100	287,431
#	Morningstar Japan KK	11,800	52,303
	Musashino Bank, Ltd. (The)	208,600	3,092,777
	Nagano Bank, Ltd. (The)	54,299	729,968
	Nanto Bank, Ltd. (The)	194,300	3,447,720
#	NEC Capital Solutions, Ltd.	55,100	936,143
	NFC Holdings, Inc.	4,200	97,375
139

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FINANCIALS — (Continued)
	Nishi-Nippon Financial Holdings, Inc.	866,500	$5,869,957
	North Pacific Bank, Ltd.	1,842,500	3,898,952
# *	OAK Capital Corp.	319,800	288,893
#	Ogaki Kyoritsu Bank, Ltd. (The)	242,000	5,398,609
	Oita Bank, Ltd. (The)	94,099	2,173,144
	Okasan Securities Group, Inc.	1,091,900	3,568,142
	Orient Corp.	110,300	122,400
	Premium Group Co., Ltd.	2,000	37,948
	Ricoh Leasing Co., Ltd.	93,200	2,499,300
	San ju San Financial Group, Inc.	126,510	1,580,797
	San-In Godo Bank, Ltd. (The)	980,700	4,935,733
#	Sawada Holdings Co., Ltd.	152,200	1,332,095
	Senshu Ikeda Holdings, Inc.	1,432,700	2,189,247
	Shiga Bank, Ltd. (The)	307,600	6,642,879
#	Shikoku Bank, Ltd. (The)	325,700	2,226,863
	Shimizu Bank, Ltd. (The)	54,600	867,125
	Sparx Group Co., Ltd.	604,900	1,305,269
	Strike Co., Ltd.	47,700	2,562,434
	Suruga Bank, Ltd.	202,600	661,638
#	Taiko Bank, Ltd. (The)	41,800	517,553
	Tochigi Bank, Ltd. (The)	633,200	1,095,907
	Toho Bank, Ltd. (The)	1,298,700	2,827,072
	Tohoku Bank, Ltd. (The)	64,700	638,293
	Tokai Tokyo Financial Holdings, Inc.	1,290,200	3,321,893
	Tokyo Kiraboshi Financial Group, Inc.	179,438	1,957,179
#	Tomato Bank, Ltd.	54,500	520,505
	TOMONY Holdings, Inc.	954,550	2,877,290
#	Tottori Bank, Ltd. (The)	58,300	620,228
	Towa Bank, Ltd. (The)	184,000	1,211,474
	Toyo Securities Co., Ltd.	378,800	418,987
# *	Traders Holdings Co., Ltd.	13,720	53,078
	Tsukuba Bank, Ltd.	402,600	681,189
	Yamagata Bank, Ltd. (The)	181,000	2,234,892
	Yamaguchi Financial Group, Inc.	1,109,872	7,219,681
	Yamanashi Chuo Bank, Ltd. (The)	184,900	1,506,944
TOTAL FINANCIALS			256,629,955

HEALTH CARE — (4.4%)
	Advantage Risk Management Co., Ltd.	38,800	244,209
	ASKA Pharmaceutical Co., Ltd.	162,800	2,053,466
	Biofermin Pharmaceutical Co., Ltd.	28,700	652,206
	BML, Inc.	152,200	4,279,011
#	Carenet, Inc.	25,600	770,962
#	Charm Care Corp. KK	57,500	617,840
	CMIC Holdings Co., Ltd.	60,600	746,480
	Create Medic Co., Ltd.	38,700	370,710
	Daiken Medical Co., Ltd.	111,400	553,555
	Daito Pharmaceutical Co., Ltd.	77,380	2,956,078
#	Dvx, Inc.	44,300	435,529
	Eiken Chemical Co., Ltd.	198,100	3,789,899
	Elan Corp.	86,100	1,949,191
	EM Systems Co., Ltd.	242,600	1,829,294
	EPS Holdings, Inc.	196,700	1,781,964
	FALCO HOLDINGS Co., Ltd.	53,300	768,783
	FINDEX, Inc.	94,500	1,159,930
	Fuji Pharma Co., Ltd.	99,100	1,101,763
	Fukuda Denshi Co., Ltd.	57,200	3,866,963
	Fuso Pharmaceutical Industries, Ltd.	45,600	1,150,772
#	H.U. Group Holdings, Inc.	336,700	8,566,416
140

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HEALTH CARE — (Continued)
	Hogy Medical Co., Ltd.	84,200	$2,470,521
#	I’rom Group Co., Ltd.	31,800	533,821
	Iwaki & Co., Ltd.	156,700	758,961
# *	Japan Animal Referral Medical Center Co., Ltd.	9,600	220,364
	Japan Lifeline Co., Ltd.	387,300	4,997,780
	Japan Medical Dynamic Marketing, Inc.	99,300	2,095,633
	Jeol, Ltd.	243,000	7,744,954
	JMS Co., Ltd.	96,557	786,992
	Kanamic Network Co., Ltd.	106,000	804,019
#	Kissei Pharmaceutical Co., Ltd.	171,000	3,365,114
#	KYORIN Holdings, Inc.	256,000	4,629,580
	Linical Co., Ltd.	75,200	533,265
*	Medical Data Vision Co., Ltd.	152,500	3,581,302
#	Medius Holdings Co., Ltd.	67,100	543,526
	Menicon Co., Ltd.	76,400	5,394,423
#	Mizuho Medy Co., Ltd.	22,400	301,492
	Mochida Pharmaceutical Co., Ltd.	1,298	47,395
#	N Field Co., Ltd.	43,100	275,832
	Nakanishi, Inc.	166,000	2,962,259
#	Nichi-iko Pharmaceutical Co., Ltd.	325,550	3,223,033
	Nippon Chemiphar Co., Ltd.	13,400	327,898
	Nipro Corp.	525,800	5,532,561
	Nissui Pharmaceutical Co., Ltd.	78,000	742,149
	Paramount Bed Holdings Co., Ltd.	134,400	5,178,141
	Rion Co., Ltd.	52,100	1,121,253
#	Seed Co., Ltd.	72,900	424,546
	Seikagaku Corp.	248,900	2,288,988
	Shin Nippon Biomedical Laboratories, Ltd.	41,600	266,195
	Shofu, Inc.	69,200	987,907
#	Software Service, Inc.	19,700	2,122,604
	Solasto Corp.	318,000	3,881,860
	St-Care Holding Corp.	87,200	547,598
	Taiko Pharmaceutical Co., Ltd.	52,300	939,383
	Techno Medica Co., Ltd.	13,800	213,494
	Toho Holdings Co., Ltd.	292,000	5,400,111
	Tokai Corp.	139,800	2,727,144
	Torii Pharmaceutical Co., Ltd.	97,200	2,759,719
	Towa Pharmaceutical Co., Ltd.	175,400	3,248,531
	Tsukui Holdings Corp.	345,900	1,728,458
#	UNIMAT Retirement Community Co., Ltd.	27,300	249,995
#	Value HR Co., Ltd.	46,400	724,834
	Vital KSK Holdings, Inc.	272,800	2,454,884
# *	Wakamoto Pharmaceutical Co., Ltd.	112,300	263,711
	WIN-Partners Co., Ltd.	113,300	1,165,576
TOTAL HEALTH CARE			130,212,827

INDUSTRIALS — (29.1%)
#	A&A Material Corp.	26,000	261,991
#	Abist Co., Ltd.	19,600	499,674
	Advan Co., Ltd.	149,900	1,820,263
#	Advanex, Inc.	17,999	214,944
	Aeon Delight Co., Ltd.	90,100	2,371,961
#	Aichi Corp.	239,900	2,077,191
	Aida Engineering, Ltd.	315,900	2,416,114
	Ajis Co., Ltd.	28,900	822,163
	Alconix Corp.	151,600	2,146,157
#	Alinco, Inc.	80,500	673,699
	Alps Logistics Co., Ltd.	111,600	854,349
	Altech Co., Ltd.	10,900	30,812
141

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		Shares	Value»
INDUSTRIALS — (Continued)
#	Altech Corp.	114,470	$2,114,767
	Anest Iwata Corp.	216,200	1,730,979
	Asahi Diamond Industrial Co., Ltd.	355,400	1,630,853
	Asahi Kogyosha Co., Ltd.	25,700	690,624
	Asanuma Corp.	44,000	1,699,954
#	Asukanet Co., Ltd.	56,500	596,419
	Bando Chemical Industries, Ltd.	215,300	1,175,294
	BayCurrent Consulting, Inc.	61,500	7,957,504
	Bell System24 Holdings, Inc.	218,600	3,299,319
	BeNEXT Group, Inc.	122,100	1,144,818
	Br Holdings Corp.	188,100	1,425,377
	Bunka Shutter Co., Ltd.	366,000	2,873,598
	Canare Electric Co., Ltd.	20,300	330,278
	Career Design Center Co., Ltd.	23,900	223,398
	Central Glass Co., Ltd.	229,300	4,920,444
	Central Security Patrols Co., Ltd.	53,000	1,642,085
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	108,700	1,756,282
	Chiyoda Integre Co., Ltd.	71,700	1,057,916
	Chodai Co., Ltd.	3,900	46,055
	Chori Co., Ltd.	73,000	1,097,533
	Chudenko Corp.	202,600	4,117,818
#	Chugai Ro Co., Ltd.	37,400	514,231
	Chuo Warehouse Co., Ltd.	21,000	234,747
#	CKD Corp.	10,300	171,432
	CMC Corp.	14,600	272,299
	Comany, Inc.	4,700	51,088
	Cosel Co., Ltd.	164,300	1,572,804
	Creek & River Co., Ltd.	57,400	549,736
	CTI Engineering Co., Ltd.	72,000	1,316,353
	CTS Co., Ltd.	166,400	1,455,091
	Dai-Dan Co., Ltd.	99,500	2,438,709
	Daido Kogyo Co., Ltd.	46,500	268,247
	Daihatsu Diesel Manufacturing Co., Ltd.	122,100	470,531
	Daihen Corp.	133,400	5,158,976
	Daiho Corp.	99,500	3,197,036
	Dai-Ichi Cutter Kogyo K.K.	22,000	451,688
	Daiichi Jitsugyo Co., Ltd.	54,700	1,946,833
	Daiichi Kensetsu Corp.	31,000	531,426
#	Daiki Axis Co., Ltd.	41,900	337,253
	Daiohs Corp.	22,100	198,340
	Daiseki Co., Ltd.	243,963	6,210,278
	Daiseki Eco. Solution Co., Ltd.	11,759	77,029
	Daisue Construction Co., Ltd.	48,200	376,214
	Daiwa Industries, Ltd.	216,200	1,941,320
	Denyo Co., Ltd.	108,700	2,426,789
#	DMG Mori Co., Ltd.	673,200	9,000,973
	DMW Corp.	4,800	146,632
	Duskin Co., Ltd.	289,200	7,382,247
	Ebara Jitsugyo Co., Ltd.	36,200	1,101,606
	Eidai Co., Ltd.	184,700	532,736
	Endo Lighting Corp.	29,600	169,397
	en-japan, Inc.	58,600	1,288,356
	Enshu, Ltd.	26,199	231,964
	EPCO Co., Ltd.	20,200	198,197
	ERI Holdings Co., Ltd.	1,500	9,347
	Escrow Agent Japan, Inc.	136,700	403,401
	F&M Co., Ltd.	41,700	598,683
*	FDK Corp.	47,198	401,994
#	Freund Corp.	75,600	496,995
142

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INDUSTRIALS — (Continued)
	Fudo Tetra Corp.	109,680	$1,536,511
#	Fuji Corp.	422,100	8,485,887
	Fuji Die Co., Ltd.	55,300	329,536
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	23,888
	Fujikura, Ltd.	1,545,600	4,096,538
	Fujimak Corp.	12,600	85,017
	Fujisash Co., Ltd.	573,900	445,979
	Fujitec Co., Ltd.	264,100	5,754,873
	Fukuda Corp.	59,800	2,861,014
	Fukushima Galilei Co., Ltd.	84,100	3,147,263
	Fukuvi Chemical Industry Co., Ltd.	10,600	48,550
	Fukuyama Transporting Co., Ltd.	40,157	1,683,061
	FULLCAST Holdings Co., Ltd.	133,200	1,979,115
	Funai Soken Holdings, Inc.	249,470	5,396,379
	Furukawa Co., Ltd.	204,200	2,112,071
	Furukawa Electric Co., Ltd.	401,200	10,054,193
	Furusato Industries, Ltd.	65,000	821,269
	Futaba Corp.	233,600	1,989,249
	Gecoss Corp.	95,900	836,813
	Giken, Ltd.	82,700	2,929,058
	Glory, Ltd.	278,555	5,871,502
#	Grace Technology, Inc.	54,300	2,959,163
	GS Yuasa Corp.	390,883	6,822,713
	Hamakyorex Co., Ltd.	109,500	3,106,760
	Hanwa Co., Ltd.	236,700	4,589,065
#	Hashimoto Sogyo Holdings Co., Ltd.	4,070	92,618
	Hazama Ando Corp.	1,302,400	8,091,329
	Helios Techno Holding Co., Ltd.	109,800	311,636
	Hibiya Engineering, Ltd.	122,300	1,976,727
#	Hirakawa Hewtech Corp.	70,800	709,243
#	Hirano Tecseed Co., Ltd.	65,400	973,655
	Hisaka Works, Ltd.	127,300	1,075,766
	Hitachi Zosen Corp.	1,071,679	4,315,946
	Hito Communications Holdings, Inc.	43,900	570,359
#	Hokuetsu Industries Co., Ltd.	140,700	1,363,818
	Hokuriku Electrical Construction Co., Ltd.	74,200	813,738
	Hosokawa Micron Corp.	45,600	2,287,480
#	Howa Machinery, Ltd.	62,700	477,396
#	Ichikawa Co., Ltd.	1,000	12,529
	Ichiken Co., Ltd.	33,600	519,917
	Ichinen Holdings Co., Ltd.	137,500	1,593,101
	Idec Corp.	204,800	3,536,810
#	Ihara Science Corp.	52,200	827,811
	IHI Corp.	22,600	273,702
	Iino Kaiun Kaisha, Ltd.	573,100	1,973,085
	Inaba Denki Sangyo Co., Ltd.	353,300	8,505,149
	Inaba Seisakusho Co., Ltd.	62,800	802,826
	Inabata & Co., Ltd.	299,400	3,473,290
	Insource Co., Ltd.	56,375	1,476,169
#	Inui Global Logistics Co., Ltd.	81,480	708,879
	IR Japan Holdings, Ltd.	12,000	1,328,604
	Iseki & Co., Ltd.	124,500	1,604,387
	Ishii Iron Works Co., Ltd.	11,000	294,185
	Isolite Insulating Products Co., Ltd.	48,000	211,787
	Itoki Corp.	228,600	743,162
#	Iwaki Co., Ltd.	41,000	328,857
#	Iwasaki Electric Co., Ltd.	35,800	460,595
	JAC Recruitment Co., Ltd.	100,900	1,207,983
#	Jalux, Inc.	38,600	517,613
143

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INDUSTRIALS — (Continued)
	Jamco Corp.	73,100	$412,249
#	Japan Asia Group, Ltd.	176,800	577,463
	Japan Elevator Service Holdings Co., Ltd.	143,400	5,511,681
#	Japan Foundation Engineering Co., Ltd.	128,800	526,648
	Japan Pulp & Paper Co., Ltd.	77,600	2,709,290
#	Japan Steel Works, Ltd. (The)	389,300	8,322,588
	Japan Transcity Corp.	251,200	1,173,190
#	JK Holdings Co., Ltd.	94,440	703,936
	Juki Corp.	185,300	785,452
	Kamei Corp.	154,500	1,560,502
	Kanaden Corp.	118,500	1,580,312
	Kanagawa Chuo Kotsu Co., Ltd.	42,800	1,575,388
#	Kanamoto Co., Ltd.	205,200	4,233,228
	Kandenko Co., Ltd.	400,000	3,001,715
	Kanematsu Corp.	530,825	6,294,178
	Katakura Industries Co., Ltd.	152,600	1,686,707
	Kato Works Co., Ltd.	63,300	614,943
	KAWADA TECHNOLOGIES, Inc.	34,100	1,423,540
	Kawagishi Bridge Works Co., Ltd.	8,700	202,509
	Kawanishi Warehouse Co., Ltd.	1,700	17,012
	Kawasaki Kinkai Kisen Kaisha, Ltd.	7,899	179,665
# *	Kawasaki Kisen Kaisha, Ltd.	321,800	3,932,384
#	Kawata Manufacturing Co., Ltd.	25,100	186,681
	Keihin Co., Ltd.	15,700	202,435
	KFC, Ltd.	8,700	170,701
	Kimura Chemical Plants Co., Ltd.	107,500	436,759
	Kimura Unity Co., Ltd.	23,500	230,908
#	King Jim Co., Ltd.	43,500	364,596
*	Kinki Sharyo Co., Ltd. (The)	16,599	206,073
	Kintetsu World Express, Inc.	244,200	5,191,218
	Kitagawa Corp.	54,400	673,084
	Kitano Construction Corp.	25,672	622,385
	Kito Corp.	135,400	1,669,472
	Kitz Corp.	482,400	2,610,683
	Kobayashi Metals, Ltd.	7,900	20,980
# *	Kobe Electric Railway Co., Ltd.	37,299	1,281,319
#	Kobelco Eco-Solutions Co., Ltd.	21,399	428,239
	Koike Sanso Kogyo Co., Ltd.	12,600	279,425
	Kokusai Co., Ltd.	51,600	400,036
	Kokuyo Co., Ltd.	314,825	4,277,732
#	KOMAIHALTEC, Inc.	20,300	276,716
	Komatsu Wall Industry Co., Ltd.	49,300	801,422
	Komori Corp.	317,900	2,041,120
#	Kondotec, Inc.	123,800	1,195,784
	Konoike Transport Co., Ltd.	179,700	1,878,656
# *	Kosaido Co., Ltd.	212,900	1,246,177
	Kozo Keikaku Engineering, Inc.	20,700	491,373
#	KRS Corp.	37,800	594,192
	Kumagai Gumi Co., Ltd.	245,100	5,665,029
	Kyodo Printing Co., Ltd.	48,900	1,146,987
#	Kyokuto Boeki Kaisha, Ltd.	39,700	506,391
	Kyokuto Kaihatsu Kogyo Co., Ltd.	208,800	2,575,831
	Kyoritsu Printing Co., Ltd.	189,300	228,565
	Kyudenko Corp.	13,300	362,973
#	Like Co., Ltd.	63,200	1,292,085
#	Link And Motivation, Inc.	210,200	796,736
	Lonseal Corp.	13,900	217,896
	Maeda Corp.	914,100	6,581,664
	Maeda Kosen Co., Ltd.	121,000	3,212,049
144

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INDUSTRIALS — (Continued)
	Maeda Road Construction Co., Ltd.	99,200	$1,653,685
	Maezawa Industries, Inc.	25,300	107,728
	Maezawa Kasei Industries Co., Ltd.	85,100	796,941
	Maezawa Kyuso Industries Co., Ltd.	64,200	1,377,118
	Makino Milling Machine Co., Ltd.	151,200	5,204,350
	Marufuji Sheet Piling Co., Ltd.	11,800	215,741
	Maruka Corp.	36,400	737,280
#	Marumae Co., Ltd.	28,300	240,498
	Maruwa Unyu Kikan Co., Ltd.	35,900	1,542,560
#	Maruyama Manufacturing Co., Inc.	18,800	227,408
	Maruzen Co., Ltd.	65,800	1,094,349
	Maruzen Showa Unyu Co., Ltd.	80,000	2,345,236
	Matching Service Japan Co., Ltd.	52,000	386,633
	Matsuda Sangyo Co., Ltd.	95,282	1,310,163
#	Matsui Construction Co., Ltd.	125,500	821,564
	Max Co., Ltd.	167,600	2,343,496
	Meidensha Corp.	227,210	3,474,268
	Meiji Electric Industries Co., Ltd.	52,500	664,023
	Meiji Shipping Co., Ltd.	102,500	342,095
	Meisei Industrial Co., Ltd.	268,800	2,069,849
	Meitec Corp.	169,000	8,378,202
#	Meiwa Corp.	145,600	572,648
	Mesco, Inc.	29,800	267,398
	METAWATER Co., Ltd.	153,600	3,601,150
	Mie Kotsu Group Holdings, Inc.	359,200	1,564,375
	Mirait Holdings Corp.	524,835	7,471,621
	Mitani Corp.	73,800	4,653,464
#	Mitani Sangyo Co., Ltd.	145,000	595,792
	Mitsubishi Kakoki Kaisha, Ltd.	39,700	734,929
	Mitsubishi Logisnext Co., Ltd.	179,200	1,512,524
	Mitsubishi Pencil Co., Ltd.	89,700	1,154,733
	Mitsuboshi Belting, Ltd.	163,400	2,557,974
*	Mitsui E&S Holdings Co., Ltd.	470,300	1,489,228
	Mitsui Matsushima Holdings Co., Ltd.	65,700	428,006
	Mitsui-Soko Holdings Co., Ltd.	138,800	2,450,030
	Mitsumura Printing Co., Ltd.	6,300	103,919
	Miyaji Engineering Group, Inc.	39,417	636,605
#	Mori-Gumi Co., Ltd.	69,500	192,968
#	Morita Holdings Corp.	211,100	3,859,126
	Musashi Co., Ltd.	5,000	96,086
#	NAC Co., Ltd.	61,300	528,376
	Nachi-Fujikoshi Corp.	87,400	3,464,323
	Nadex Co., Ltd.	40,600	241,634
	Nagase & Co., Ltd.	418,400	5,455,993
	Naigai Trans Line, Ltd.	40,500	467,617
	Nakabayashi Co., Ltd.	113,400	664,716
	Nakakita Seisakusho Co., Ltd.	3,700	94,438
	Nakamoto Packs Co., Ltd.	33,300	486,736
	Nakanishi Manufacturing Co., Ltd.	5,700	51,016
#	Nakano Corp.	107,000	421,300
	Namura Shipbuilding Co., Ltd.	321,428	454,205
	Narasaki Sangyo Co., Ltd.	25,400	502,791
#	Nexyz Group Corp.	30,500	280,780
*	Nice Corp.	32,400	398,534
	Nichias Corp.	392,400	8,498,721
	Nichiban Co., Ltd.	65,900	1,032,293
	Nichiden Corp.	98,900	2,054,511
	Nichiha Corp.	166,380	4,848,160
	Nichireki Co., Ltd.	167,400	2,699,591
145

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INDUSTRIALS — (Continued)
	Nihon Dengi Co., Ltd.	30,200	$978,165
	Nihon Flush Co., Ltd.	120,900	1,559,108
#	Nikkato Corp.	53,000	356,654
	Nikkiso Co., Ltd.	316,800	3,037,328
	Nikko Co., Ltd.	164,000	1,050,075
#	Nikkon Holdings Co., Ltd.	385,300	7,374,127
	Nippi, Inc.	11,900	411,182
#	Nippon Air Conditioning Services Co., Ltd.	183,100	1,279,006
	Nippon Aqua Co., Ltd.	27,600	180,465
	Nippon Carbon Co., Ltd.	60,400	2,103,030
	Nippon Concept Corp.	37,000	529,889
	Nippon Densetsu Kogyo Co., Ltd.	245,500	4,756,902
	Nippon Dry-Chemical Co., Ltd.	4,300	57,222
#	Nippon Filcon Co., Ltd.	15,700	77,424
#	Nippon Hume Corp.	139,300	1,071,309
	Nippon Kanzai Co., Ltd.	8,300	161,811
	Nippon Koei Co., Ltd.	78,800	2,077,378
	Nippon Parking Development Co., Ltd., Class C	1,271,000	1,558,319
#	Nippon Rietec Co., Ltd.	12,600	274,960
	Nippon Road Co., Ltd. (The)	46,100	3,348,744
#	Nippon Seisen Co., Ltd.	21,300	646,231
*	Nippon Sharyo, Ltd.	45,399	1,036,686
# *	Nippon Sheet Glass Co., Ltd.	319,200	1,109,772
#	Nippon Steel Trading Corp.	99,460	2,834,966
	Nippon Thompson Co., Ltd.	382,500	1,274,700
	Nippon Tungsten Co., Ltd.	6,699	113,040
	Nishimatsu Construction Co., Ltd.	345,000	6,701,641
	Nishi-Nippon Railroad Co., Ltd.	152,900	4,039,845
	Nishio Rent All Co., Ltd.	123,800	2,402,724
	Nissei ASB Machine Co., Ltd.	52,500	2,043,775
#	Nissei Corp.	38,900	445,378
	Nissei Plastic Industrial Co., Ltd.	127,000	1,025,809
	Nisshinbo Holdings, Inc.	908,180	6,053,091
	Nissin Corp.	95,000	1,329,914
	Nissin Electric Co., Ltd.	333,100	3,334,671
	Nitta Corp.	136,400	2,876,162
	Nitto Boseki Co., Ltd.	7,600	279,134
	Nitto Kogyo Corp.	178,200	3,291,854
	Nitto Kohki Co., Ltd.	66,900	1,111,630
	Nitto Seiko Co., Ltd.	180,900	784,925
	Nittoc Construction Co., Ltd.	132,600	1,010,643
	NJS Co., Ltd.	36,800	658,335
	Noda Corp.	145,500	968,603
	Nomura Co., Ltd.	505,600	3,264,963
	Noritake Co., Ltd.	59,600	1,753,255
	Noritsu Koki Co., Ltd.	123,900	2,293,337
	Noritz Corp.	196,500	2,865,329
#	NS Tool Co., Ltd.	53,500	1,148,346
	NS United Kaiun Kaisha, Ltd.	58,700	796,449
# *	NTN Corp.	2,880,500	5,342,422
#	Obara Group, Inc.	78,500	2,724,272
#	Ochi Holdings Co., Ltd.	8,900	143,046
	Odawara Engineering Co., Ltd.	4,900	110,485
#	Ohba Co., Ltd.	76,500	528,649
	Ohmoto Gumi Co., Ltd.	4,100	171,361
	Oiles Corp.	145,770	2,035,718
	Okabe Co., Ltd.	258,200	1,953,673
#	Okada Aiyon Corp.	42,800	402,011
#	Okamoto Machine Tool Works, Ltd.	21,699	469,611
146

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INDUSTRIALS — (Continued)
	Okamura Corp.	381,500	$2,913,530
	OKUMA Corp.	137,100	6,654,537
	Okumura Corp.	182,380	4,224,981
	Onoken Co., Ltd.	111,900	1,245,868
	Organo Corp.	41,500	2,170,302
#	Oriental Consultants Holdings Co., Ltd.	6,100	112,183
	Origin Co., Ltd.	27,600	360,188
#	OSG Corp.	396,200	5,935,489
	OSJB Holdings Corp.	826,500	1,893,956
	Outsourcing, Inc.	732,300	6,791,351
	Oyo Corp.	129,300	1,484,363
#	Paraca, Inc.	35,900	543,289
	Parker Corp.	34,000	140,430
#	Pasco Corp.	11,200	134,373
	Pasona Group, Inc.	133,000	2,036,504
	Pegasus Sewing Machine Manufacturing Co., Ltd.	144,100	376,969
	Penta-Ocean Construction Co., Ltd.	1,716,400	10,884,002
	Phil Co., Inc.	10,900	210,835
	Pilot Corp.	74,100	2,066,928
	Prestige International, Inc.	671,400	5,713,478
	Pronexus, Inc.	108,700	1,130,766
	PS Mitsubishi Construction Co., Ltd.	213,300	1,151,420
	Punch Industry Co., Ltd.	105,700	444,031
	Quick Co., Ltd.	71,300	697,461
	Raito Kogyo Co., Ltd.	301,300	4,273,259
	Raiznext Corp.	307,200	3,560,142
#	Rasa Corp.	63,200	535,220
#	Relia, Inc.	248,100	2,822,973
	Rheon Automatic Machinery Co., Ltd.	120,500	1,169,457
	Rix Corp.	17,300	263,438
# *	Rozetta Corp.	22,800	435,664
	Ryobi, Ltd.	153,140	1,655,347
#	S LINE Co., Ltd.	23,800	219,800
	Sakai Heavy Industries, Ltd.	24,000	547,359
	Sakai Moving Service Co., Ltd.	74,500	3,363,272
# *	Sanix, Inc.	146,200	344,140
	Sanki Engineering Co., Ltd.	285,300	3,093,124
	Sanko Gosei, Ltd.	121,900	316,411
	Sanko Metal Industrial Co., Ltd.	16,200	388,598
	Sankyo Tateyama, Inc.	188,900	1,677,257
	Sanoyas Holdings Corp.	151,100	226,233
#	Sansei Technologies, Inc.	78,400	445,311
	Sansha Electric Manufacturing Co., Ltd.	64,300	368,951
	Sanwa Holdings Corp.	113,400	1,293,541
	Sanyo Denki Co., Ltd.	44,100	1,944,147
	Sanyo Engineering & Construction, Inc.	60,200	417,656
	Sanyo Industries, Ltd.	9,900	182,400
	Sanyo Trading Co., Ltd.	140,000	1,288,628
	Sata Construction Co., Ltd.	89,399	381,144
	Sato Holdings Corp.	184,700	3,516,992
#	Sato Shoji Corp.	86,800	767,230
	Sawafuji Electric Co., Ltd.	1,900	32,939
	SBS Holdings, Inc.	122,400	2,789,651
#	SEC Carbon, Ltd.	10,900	586,851
#	Secom Joshinetsu Co., Ltd.	30,800	1,003,258
	Seibu Electric & Machinery Co., Ltd.	10,300	122,184
	Seika Corp.	61,700	740,989
	Seikitokyu Kogyo Co., Ltd.	191,330	1,420,722
	Sekisui Jushi Corp.	215,700	4,355,618
147

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INDUSTRIALS — (Continued)
	Senko Group Holdings Co., Ltd.	715,500	$6,398,757
#	Senshu Electric Co., Ltd.	51,200	1,420,258
	Shibaura Machine Co., Ltd.	135,500	2,704,172
	Shibusawa Warehouse Co., Ltd. (The)	61,600	1,173,351
	Shibuya Corp.	96,600	2,991,889
	Shima Seiki Manufacturing, Ltd.	172,300	2,559,388
	Shin Nippon Air Technologies Co., Ltd.	94,880	1,919,210
#	Shin-Keisei Electric Railway Co., Ltd.	39,399	836,077
	Shinki Bus Co., Ltd.	1,900	50,974
	Shinmaywa Industries, Ltd.	450,900	3,499,716
	Shinnihon Corp.	180,600	1,507,456
	Shinsho Corp.	31,800	540,597
#	Shinwa Co., Ltd.	62,300	1,124,068
# *	Shoko Co., Ltd.	25,700	148,161
#	SIGMAXYZ, Inc.	87,500	1,277,170
	Sinfonia Technology Co., Ltd.	142,400	1,549,557
	Sinko Industries, Ltd.	127,700	1,791,219
	Sintokogio, Ltd.	284,600	1,964,070
	SMS Co., Ltd.	2,900	85,382
	Soda Nikka Co., Ltd.	109,200	557,648
	Sodick Co., Ltd.	211,200	1,567,413
#	Space Co., Ltd.	95,062	702,814
	S-Pool, Inc.	301,000	2,036,588
#	Star Micronics Co., Ltd.	240,900	3,234,779
	Subaru Enterprise Co., Ltd.	6,300	479,339
	Sugimoto & Co., Ltd.	63,900	1,247,946
#	Sumiseki Holdings, Inc.	363,100	435,844
	Sumitomo Densetsu Co., Ltd.	111,200	2,648,439
	Sumitomo Mitsui Construction Co., Ltd.	1,006,140	3,883,127
*	Sumitomo Precision Products Co., Ltd.	18,184	335,460
	Sumitomo Warehouse Co., Ltd. (The)	407,600	4,767,677
	Suzumo Machinery Co., Ltd.	2,200	30,567
#	SWCC Showa Holdings Co., Ltd.	98,700	1,098,606
#	Tacmina Corp.	14,700	178,901
	Tadano, Ltd.	640,100	4,899,066
	Taihei Dengyo Kaisha, Ltd.	97,000	2,095,790
	Taiheiyo Kouhatsu, Inc.	43,500	263,246
	Taikisha, Ltd.	169,500	4,414,244
	Taisei Oncho Co., Ltd.	14,200	245,640
	Takadakiko Co., Ltd.	7,500	175,646
	Takamatsu Construction Group Co., Ltd.	106,800	2,190,336
#	Takamatsu Machinery Co., Ltd.	41,800	255,446
	Takamiya Co., Ltd.	128,600	669,125
#	Takano Co., Ltd.	52,400	297,479
	Takaoka Toko Co., Ltd.	59,620	576,532
#	Takara & Co., Ltd.	22,155	422,235
	Takara Standard Co., Ltd.	227,400	2,982,299
	Takasago Thermal Engineering Co., Ltd.	299,900	3,975,904
	Takashima & Co., Ltd.	25,200	417,019
	Takeei Corp.	130,100	1,268,210
	Takeuchi Manufacturing Co., Ltd.	230,900	5,031,994
#	Takigami Steel Construction Co., Ltd. (The)	5,300	247,129
	Takisawa Machine Tool Co., Ltd.	41,700	385,808
	Takuma Co., Ltd.	74,700	1,143,836
	Tanabe Consulting Co., Ltd.	1,200	15,860
	Tanabe Engineering Corp.	39,500	278,094
	Tanseisha Co., Ltd.	243,549	1,647,919
	Tatsuta Electric Wire and Cable Co., Ltd.	287,400	1,549,280
	TECHNO ASSOCIE Co., Ltd.	50,100	477,568
148

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INDUSTRIALS — (Continued)
#	Techno Ryowa, Ltd.	68,690	$594,893
#	Techno Smart Corp.	49,500	417,947
	TechnoPro Holdings, Inc.	21,900	1,362,125
	Teikoku Electric Manufacturing Co., Ltd.	111,000	1,079,228
	Teikoku Sen-I Co., Ltd.	108,500	2,728,089
	Tekken Corp.	84,200	1,573,865
	Tenox Corp.	22,500	180,529
	Teraoka Seisakusho Co., Ltd.	76,000	279,276
	Terasaki Electric Co., Ltd.	24,400	231,062
	Toa Corp.	103,400	1,846,016
	TOA ROAD Corp.	27,300	937,525
	Toba, Inc.	9,800	242,553
	Tobishima Corp.	126,570	1,285,847
	Tocalo Co., Ltd.	389,800	3,885,655
	Toda Corp.	237,400	1,356,092
	Toenec Corp.	53,500	1,741,535
	Togami Electric Manufacturing Co., Ltd.	17,800	276,767
	TOKAI Holdings Corp.	642,700	6,366,292
	Tokai Lease Co., Ltd.	18,800	251,910
	Tokyo Energy & Systems, Inc.	154,000	1,184,557
	Tokyo Keiki, Inc.	69,022	571,382
	Tokyo Sangyo Co., Ltd.	130,800	648,670
#	Tokyu Construction Co., Ltd.	551,700	2,427,833
	Toli Corp.	277,100	648,175
#	Tomoe Corp.	155,100	513,229
#	Tomoe Engineering Co., Ltd.	51,100	951,113
	Tonami Holdings Co., Ltd.	37,200	1,996,565
#	Toppan Forms Co., Ltd.	326,500	3,132,672
	Torishima Pump Manufacturing Co., Ltd.	130,700	985,772
#	Totech Corp.	49,200	1,087,065
	Totetsu Kogyo Co., Ltd.	159,600	4,147,450
	Totoku Electric Co., Ltd.	17,700	391,963
	Toyo Construction Co., Ltd.	524,200	2,006,911
	Toyo Denki Seizo K.K.	35,450	374,987
*	Toyo Engineering Corp.	205,878	603,763
	Toyo Logistics Co., Ltd.	85,100	262,985
	Toyo Machinery & Metal Co., Ltd.	97,300	369,864
	Toyo Tanso Co., Ltd.	75,600	1,275,558
	Toyo Wharf & Warehouse Co., Ltd.	36,000	490,508
	Trancom Co., Ltd.	49,100	3,528,021
#	Trinity Industrial Corp.	36,000	233,810
	Trusco Nakayama Corp.	171,500	4,422,780
	Tsubaki Nakashima Co., Ltd.	288,000	2,130,119
	Tsubakimoto Chain Co.	172,140	3,822,328
#	Tsubakimoto Kogyo Co., Ltd.	28,800	918,894
*	Tsudakoma Corp.	17,698	145,507
	Tsugami Corp.	268,700	3,748,282
	Tsukishima Kikai Co., Ltd.	192,200	2,290,742
	Tsurumi Manufacturing Co., Ltd.	128,400	2,164,253
	Uchida Yoko Co., Ltd.	51,600	2,547,032
#	Ueki Corp.	30,400	801,494
	Union Tool Co.	45,500	1,344,847
	Ushio, Inc.	660,300	7,375,978
*	UT Group Co., Ltd.	169,800	5,290,778
	Utoc Corp.	102,200	459,163
*	Waida Manufacturing Co., Ltd.	5,100	46,113
	Wakachiku Construction Co., Ltd.	79,300	881,868
	Wakita & Co., Ltd.	253,000	2,619,009
	WDB Holdings Co., Ltd.	63,200	1,834,926
149

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INDUSTRIALS — (Continued)
	Weathernews, Inc.	34,300	$1,811,582
	Will Group, Inc.	99,600	741,297
	World Holdings Co., Ltd.	39,600	803,794
	Yahagi Construction Co., Ltd.	181,400	1,458,467
	YAMABIKO Corp.	228,128	2,862,071
	YAMADA Consulting Group Co., Ltd.	75,600	727,697
#	Yamashina Corp.	224,200	140,039
#	Yamato Corp.	110,500	755,787
	Yamaura Corp.	9,900	85,138
	Yamazen Corp.	390,200	3,824,059
	Yasuda Logistics Corp.	102,000	911,886
	Yokogawa Bridge Holdings Corp.	204,100	3,612,674
	Yondenko Corp.	26,560	571,560
	Yuasa Trading Co., Ltd.	118,200	3,367,380
	Yuken Kogyo Co., Ltd.	20,500	281,661
#	Yumeshin Holdings Co., Ltd.	291,900	2,048,408
	Yurtec Corp.	264,600	1,601,102
	Zaoh Co., Ltd.	23,400	310,210
#	Zenitaka Corp. (The)	19,200	860,075
	Zuiko Corp.	90,400	903,209
TOTAL INDUSTRIALS			867,738,967

INFORMATION TECHNOLOGY — (13.5%)
#	A&D Co., Ltd.	124,300	734,605
#	Access Co., Ltd.	87,800	655,829
	Ad-sol Nissin Corp.	43,000	1,078,935
#	AGS Corp.	11,600	99,632
	Ai Holdings Corp.	248,100	4,362,173
	Aichi Tokei Denki Co., Ltd.	17,900	758,735
	Aiphone Co., Ltd.	63,500	889,526
#	Alpha Systems, Inc.	45,620	1,379,221
	Amano Corp.	119,800	2,819,662
	AOI Electronics Co., Ltd.	27,700	544,885
	Argo Graphics, Inc.	105,800	3,254,541
	Arisawa Manufacturing Co., Ltd.	207,800	1,815,098
#	Artiza Networks, Inc.	3,800	59,866
#	ArtSpark Holdings, Inc.	33,700	508,853
	Asahi Intelligence Service Co., Ltd.	1,300	15,257
	Avant Corp.	100,300	1,046,805
	Axell Corp.	40,300	335,489
	Azia Co., Ltd.	14,300	264,569
*	BrainPad, Inc.	7,200	275,233
#	Broadleaf Co., Ltd.	606,400	3,171,925
#	Business Brain Showa-Ota, Inc.	29,000	451,150
	CAC Holdings Corp.	75,200	941,525
	Canon Electronics, Inc.	126,200	1,741,067
	CDS Co., Ltd.	15,300	190,632
#	Chino Corp.	46,300	602,749
	Citizen Watch Co., Ltd.	1,889,600	5,006,131
	CMK Corp.	310,300	1,388,600
	Computer Engineering & Consulting, Ltd.	164,800	2,351,135
	Computer Institute of Japan, Ltd.	94,700	865,908
	Comture Corp.	138,200	3,515,931
	CONEXIO Corp.	95,500	1,149,690
#	Core Corp.	45,800	578,736
	Cresco, Ltd.	83,000	956,814
#	Cube System, Inc.	60,600	764,581
	Cyber Com Co., Ltd.	10,600	175,525
#	Cybernet Systems Co., Ltd.	57,700	488,354
150

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INFORMATION TECHNOLOGY — (Continued)
	Cybozu, Inc.	115,500	$3,332,874
#	Daiko Denshi Tsushin, Ltd.	37,200	204,530
	Daishinku Corp.	42,399	866,640
	Daitron Co., Ltd.	58,200	822,816
	Daiwabo Holdings Co., Ltd.	117,500	7,692,034
#	Densan System Co., Ltd.	39,200	1,302,694
	Dexerials Corp.	357,200	4,086,381
#	Digital Arts, Inc.	71,800	5,074,090
	Digital Garage, Inc.	120,700	4,291,511
#	Digital Hearts Holdings Co., Ltd.	87,100	825,043
	Digital Information Technologies Corp.	40,000	511,647
	DKK Co., Ltd.	61,700	1,534,442
#	DKK-Toa Corp.	28,300	220,429
	Double Standard, Inc.	14,000	614,429
	DTS Corp.	262,800	5,111,194
	Ebase Co., Ltd.	59,600	553,217
*	E-Guardian, Inc.	51,100	1,548,079
	Eizo Corp.	107,400	4,053,774
	Elecom Co., Ltd.	83,500	4,181,717
	Elematec Corp.	116,842	1,070,496
	Enomoto Co., Ltd.	30,200	303,622
	Enplas Corp.	58,500	1,281,008
	ESPEC Corp.	119,800	1,938,099
	Fenwal Controls of Japan, Ltd.	20,500	291,994
	Ferrotec Holdings Corp.	239,200	2,310,976
# *	FFRI Security, Inc.	22,500	615,418
	Fixstars Corp.	97,100	917,994
#	Focus Systems Corp.	28,400	240,185
#	Forval Corp.	51,100	480,836
	FTGroup Co., Ltd.	51,000	666,359
#	Fuji Soft, Inc.	100,200	5,359,252
	Fukui Computer Holdings, Inc.	53,500	1,639,371
	Furuno Electric Co., Ltd.	157,500	1,757,412
	Furuya Metal Co., Ltd.	7,600	431,517
	Future Corp.	143,400	2,454,688
	Future Innovation Group, Inc.	11,900	29,312
	GL Sciences, Inc.	45,000	1,201,231
#	Glosel Co., Ltd.	113,200	436,110
#	GMO GlobalSign Holdings K.K.	19,300	2,035,078
	GMO Pepabo, Inc.	7,300	360,478
	Hagiwara Electric Holdings Co., Ltd.	49,500	1,021,905
	Hakuto Co., Ltd.	87,300	918,459
	Hibino Corp.	26,900	304,498
	Hioki EE Corp.	67,100	2,365,967
	Hochiki Corp.	88,900	1,034,923
	Hokuriku Electric Industry Co., Ltd.	48,200	433,741
	Honda Tsushin Kogyo Co., Ltd.	107,100	470,916
	Hosiden Corp.	343,500	3,045,270
	Icom, Inc.	61,500	1,602,744
#	ID Holdings Corp.	52,100	673,610
	Ikegami Tsushinki Co., Ltd.	32,799	252,022
	Ines Corp.	126,600	1,807,611
#	I-Net Corp.	74,290	1,073,843
	Infocom Corp.	109,000	3,948,376
	Infomart Corp.	354,900	2,935,034
	Information Services International-Dentsu, Ltd.	74,000	4,646,974
	Innotech Corp.	101,900	919,981
	Intelligent Wave, Inc.	36,600	248,901
#	Inter Action Corp.	27,600	461,866
151

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INFORMATION TECHNOLOGY — (Continued)
	I-O Data Device, Inc.	50,700	$489,347
	I-PEX, Inc.	38,100	677,755
	Iriso Electronics Co., Ltd.	132,500	5,044,841
	ISB Corp.	10,800	272,032
	Itfor, Inc.	164,700	1,333,314
*	Iwatsu Electric Co., Ltd.	54,900	440,870
	Japan Aviation Electronics Industry, Ltd.	301,700	4,154,860
	Japan Cash Machine Co., Ltd.	141,800	701,437
# *	Japan Display, Inc.	2,245,100	1,099,668
	Japan Electronic Materials Corp.	51,800	854,453
	Japan Material Co., Ltd.	417,100	5,389,684
	Jastec Co., Ltd.	68,200	928,970
#	JBCC Holdings, Inc.	88,800	1,287,936
	JFE Systems, Inc.	3,100	103,898
# *	JIG-SAW, Inc.	17,300	1,187,330
	Kaga Electronics Co., Ltd.	108,800	2,103,860
	Kanematsu Electronics, Ltd.	79,200	3,201,634
	KEL Corp.	27,900	223,997
	Koa Corp.	172,100	2,135,999
	Konica Minolta, Inc.	1,287,400	3,280,002
	KSK Co., Ltd.	3,000	59,697
#	Kyoden Co., Ltd.	116,100	331,627
	Kyosan Electric Manufacturing Co., Ltd.	268,600	1,066,150
	Kyowa Electronic Instruments Co., Ltd.	129,800	532,658
#	LAC Co., Ltd.	100,100	1,171,041
	Lecip Holdings Corp.	10,900	57,217
	Macnica Fuji Electronics Holdings, Inc.	328,350	5,872,111
#	Marubun Corp.	112,200	520,143
	Maruwa Co., Ltd.	56,500	5,877,604
*	Maxell Holdings, Ltd.	306,100	3,200,165
	MCJ Co., Ltd.	420,800	3,878,057
	Megachips Corp.	105,500	2,806,564
#	Meiko Electronics Co., Ltd.	135,300	2,321,817
	Melco Holdings, Inc.	18,600	481,340
# *	Metaps, Inc.	12,800	115,887
*	Mimaki Engineering Co., Ltd.	113,200	441,616
	Mimasu Semiconductor Industry Co., Ltd.	107,881	2,536,223
	Miraial Co., Ltd.	39,500	461,150
#	Miroku Jyoho Service Co., Ltd.	112,800	2,284,696
	Mitachi Co., Ltd.	7,900	46,003
	Mitsubishi Research Institute, Inc.	53,500	1,939,726
	Mitsui High-Tec, Inc.	130,600	2,661,134
	m-up Holdings, Inc.	4,800	116,606
	Mutoh Holdings Co., Ltd.	9,300	133,386
#	Nagano Keiki Co., Ltd.	85,300	627,891
	Nakayo, Inc.	73,100	1,001,877
#	NF Holdings Corp.	25,900	456,521
	Nichicon Corp.	317,300	2,569,094
*	Nihon Dempa Kogyo Co., Ltd.	121,600	466,449
	Nihon Denkei Co., Ltd.	31,800	356,034
*	Nippon Chemi-Con Corp.	83,600	1,069,212
#	Nippon Computer Dynamics Co., Ltd.	36,200	188,098
	Nippon Electric Glass Co., Ltd.	431,236	8,481,534
#	Nippon Information Development Co., Ltd.	12,600	162,869
#	Nippon Kodoshi Corp.	51,600	873,076
	Nippon Signal Co., Ltd.	317,300	2,763,337
	Nippon Systemware Co., Ltd.	46,200	909,406
	Nissha Co., Ltd.	232,800	2,740,950
#	Nohmi Bosai, Ltd.	146,200	3,165,174
152

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INFORMATION TECHNOLOGY — (Continued)
	NSD Co., Ltd.	513,760	$9,024,017
# *	Ohara, Inc.	35,900	425,168
# *	Okaya Electric Industries Co., Ltd.	77,800	252,397
	Oki Electric Industry Co., Ltd.	548,300	5,090,302
#	ONO Sokki Co., Ltd.	32,200	158,485
	Optex Group Co., Ltd.	191,620	2,855,341
# *	Optim Corp.	9,800	274,822
#	Optorun Co., Ltd.	34,600	681,437
#	Oro Co., Ltd.	18,400	566,082
	Osaki Electric Co., Ltd.	281,800	1,700,019
	Oval Corp.	35,600	74,296
#	Paltek Corp.	38,500	193,515
#	PCA Corp.	2,300	103,359
#	PCI Holdings, Inc.	30,800	318,248
	Poletowin Pitcrew Holdings, Inc.	189,900	1,654,351
#	Pro-Ship, Inc.	41,700	570,378
	Rakus Co., Ltd.	10,000	196,517
#	Restar Holdings Corp.	130,000	2,784,731
	Riken Keiki Co., Ltd.	94,800	2,451,248
	Riso Kagaku Corp.	131,200	1,575,273
	Roland DG Corp.	84,400	1,038,310
	Rorze Corp.	54,400	2,422,876
	RS Technologies Co., Ltd.	20,100	677,891
	Ryoden Corp.	96,700	1,419,478
	Ryosan Co., Ltd.	147,600	2,730,558
#	Ryoyo Electro Corp.	104,700	2,888,026
	Saison Information Systems Co., Ltd.	24,800	518,157
	Sakura Internet, Inc.	122,900	884,039
	Sanken Electric Co., Ltd.	152,400	4,878,968
	Sanshin Electronics Co., Ltd.	121,500	2,349,894
#	Satori Electric Co., Ltd.	79,180	581,437
# *	Saxa Holdings, Inc.	31,700	420,679
#	SB Technology Corp.	61,300	2,090,075
#	Scala, Inc.	83,700	721,119
#	Seikoh Giken Co., Ltd.	22,300	407,596
*	SEMITEC Corp.	5,500	164,155
	Shibaura Electronics Co., Ltd.	52,600	1,162,745
	Shibaura Mechatronics Corp.	24,100	695,396
	Shindengen Electric Manufacturing Co., Ltd.	45,600	869,025
	Shinko Electric Industries Co., Ltd.	179,100	3,124,550
#	Shinko Shoji Co., Ltd.	269,000	2,223,533
#	Shizuki Electric Co., Inc.	121,600	526,566
	Showa Shinku Co., Ltd.	24,400	321,425
	Sigma Koki Co., Ltd.	27,000	303,690
	Siix Corp.	203,600	2,412,642
*	SK-Electronics Co., Ltd.	47,300	504,452
	SMK Corp.	32,699	833,010
	Softbrain Co., Ltd.	94,400	786,992
#	Softcreate Holdings Corp.	50,000	2,196,164
#	Soliton Systems K.K.	36,600	663,396
#	Soshin Electric Co., Ltd.	58,400	218,501
	SRA Holdings	72,100	1,567,582
	Sumida Corp.	176,449	1,384,842
#	Sun-Wa Technos Corp.	79,800	654,949
	Suzuden Corp.	1,200	13,149
	Suzuki Co., Ltd.	67,100	435,826
#	System Information Co., Ltd.	54,800	618,661
	System Research Co., Ltd.	27,200	410,150
	Systems Engineering Consultants Co., Ltd.	900	25,791
153

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INFORMATION TECHNOLOGY — (Continued)
	Systemsoft Corp.	156,000	$136,135
	Systena Corp.	402,100	7,296,298
	Tachibana Eletech Co., Ltd.	110,760	1,813,775
	Takachiho Koheki Co., Ltd.	38,500	351,598
#	TAKEBISHI Corp.	52,200	695,459
#	Tamagawa Holdings Co., Ltd.	3,600	80,246
	Tamura Corp.	467,400	2,218,755
#	TDC Soft, Inc.	95,200	909,818
	TechMatrix Corp.	233,600	4,977,300
	Techno Horizon Co., Ltd.	56,700	442,459
#	Teikoku Tsushin Kogyo Co., Ltd.	51,500	557,758
	Terilogy Co., Ltd.	15,600	72,535
	TKC Corp.	90,600	5,614,530
	Toho System Science Co., Ltd.	2,700	24,031
	Tokyo Electron Device, Ltd.	43,800	1,287,000
	Tokyo Seimitsu Co., Ltd.	257,200	8,678,304
#	Tomen Devices Corp.	15,300	522,613
	Topcon Corp.	691,700	6,895,912
	Torex Semiconductor, Ltd.	45,500	562,354
	Toshiba TEC Corp.	49,300	1,973,856
	Toukei Computer Co., Ltd.	5,010	208,769
	Towa Corp.	134,700	1,557,649
	Toyo Corp.	149,600	1,360,554
	Transcosmos, Inc.	10,000	272,800
	Tri Chemical Laboratories, Inc.	31,400	3,770,755
#	Tsuzuki Denki Co., Ltd.	42,800	652,818
	Ubicom Holdings, Inc.	12,500	323,378
	Ulvac, Inc.	264,700	9,695,804
# *	Uniden Holdings Corp.	41,500	790,320
	UNITED, Inc.	24,200	332,635
#	V Technology Co., Ltd.	57,500	2,463,356
	VINX Corp.	11,500	132,214
	Wacom Co., Ltd.	927,100	6,094,766
	Wellnet Corp.	3,800	19,596
#	YAC Holdings Co., Ltd.	62,600	369,651
	Yamaichi Electronics Co., Ltd.	144,700	1,855,392
#	Yashima Denki Co., Ltd.	119,500	1,040,439
	Yokowo Co., Ltd.	95,500	2,415,859
TOTAL INFORMATION TECHNOLOGY			401,274,784

MATERIALS — (10.6%)
	Achilles Corp.	92,400	1,394,491
	ADEKA Corp.	607,100	7,850,888
#	Agro-Kanesho Co., Ltd.	1,300	18,985
	Aichi Steel Corp.	66,400	1,598,275
	Arakawa Chemical Industries, Ltd.	110,100	1,219,912
	Araya Industrial Co., Ltd.	19,600	213,755
	Asahi Holdings, Inc.	227,850	7,430,158
	Asahi Printing Co., Ltd.	25,700	230,991
	Asahi Yukizai Corp.	86,600	1,121,072
	Asahipen Corp.	2,100	36,280
	Asia Pile Holdings Corp.	210,800	918,349
	C Uyemura & Co., Ltd.	35,900	2,337,714
	Carlit Holdings Co., Ltd.	122,800	604,375
	Chuetsu Pulp & Paper Co., Ltd.	49,900	585,023
# *	Chugai Mining Co., Ltd.	608,000	252,603
	Chugoku Marine Paints, Ltd.	368,600	3,518,818
	CI Takiron Corp.	291,200	1,860,480
#	CK-San-Etsu Co., Ltd.	21,200	694,346
154

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MATERIALS — (Continued)
	Dai Nippon Toryo Co., Ltd.	131,600	$1,223,217
	Daido Steel Co., Ltd.	155,000	5,076,289
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	127,500	836,058
	Daiken Corp.	78,100	1,462,799
#	Daiki Aluminium Industry Co., Ltd.	180,300	1,115,370
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	84,300	1,747,942
#	Daio Paper Corp.	69,400	1,003,392
#	DKS Co., Ltd.	47,800	1,975,051
	Dowa Holdings Co., Ltd.	116,905	3,345,685
	Dynapac Co., Ltd.	8,500	106,405
	Fuji Seal International, Inc.	191,300	3,573,258
	Fujikura Kasei Co., Ltd.	167,500	759,833
#	Fujimori Kogyo Co., Ltd.	107,900	4,420,310
	Fuso Chemical Co., Ltd.	122,500	4,184,535
	Geostr Corp.	57,100	185,209
#	Godo Steel, Ltd.	60,000	1,098,190
	Gun-Ei Chemical Industry Co., Ltd.	29,900	693,732
#	Hakudo Co., Ltd.	43,900	553,697
#	Harima Chemicals Group, Inc.	96,100	991,896
	Hodogaya Chemical Co., Ltd.	39,100	1,739,233
	Hokkan Holdings, Ltd.	56,100	718,504
	Hokko Chemical Industry Co., Ltd.	120,700	1,149,289
	Hokuetsu Corp.	800,199	2,643,290
	Honshu Chemical Industry Co., Ltd.	28,200	334,651
	Ise Chemicals Corp.	13,000	361,815
#	Ishihara Chemical Co., Ltd.	35,500	712,250
	Ishihara Sangyo Kaisha, Ltd.	222,050	1,442,194
	Ishizuka Glass Co., Ltd.	12,900	228,210
	JCU Corp.	139,300	4,375,177
	JSP Corp.	81,100	1,154,519
	Kaneka Corp.	173,700	4,860,858
	Kanto Denka Kogyo Co., Ltd.	279,100	1,883,382
	Katakura & Co-op Agri Corp.	21,500	253,309
	KeePer Technical Laboratory Co., Ltd.	99,000	1,405,578
	KH Neochem Co., Ltd.	216,800	5,073,195
	Kimoto Co., Ltd.	222,300	356,040
	Koatsu Gas Kogyo Co., Ltd.	202,193	1,481,824
*	Kobe Steel, Ltd.	1,878,500	7,334,448
#	Kohsoku Corp.	70,200	990,998
	Konishi Co., Ltd.	217,300	3,159,999
	Konoshima Chemical Co., Ltd.	31,600	302,553
	Krosaki Harima Corp.	30,400	823,874
#	Kumiai Chemical Industry Co., Ltd.	205,287	1,973,593
#	Kunimine Industries Co., Ltd.	40,400	407,123
	Kureha Corp.	104,150	4,421,207
	Kurimoto, Ltd.	59,300	1,046,255
	Kuriyama Holdings Corp.	78,000	423,269
	Kyoei Steel, Ltd.	135,500	1,705,998
	Kyowa Leather Cloth Co., Ltd.	81,300	486,190
	Lintec Corp.	265,600	5,887,771
	MEC Co., Ltd.	100,400	2,019,500
	Mitani Sekisan Co., Ltd.	67,400	3,039,757
	Mitsubishi Paper Mills, Ltd.	282,100	841,344
# *	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	264,394
	Mitsui Mining & Smelting Co., Ltd.	379,600	9,582,034
	Molitec Steel Co., Ltd.	83,100	231,553
#	MORESCO Corp.	39,800	368,556
	Mory Industries, Inc.	34,700	785,420
	Nakayama Steel Works, Ltd.	169,700	568,580
155

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MATERIALS — (Continued)
	Neturen Co., Ltd.	222,100	$1,018,925
	New Japan Chemical Co., Ltd.	117,500	178,321
#	Nicca Chemical Co., Ltd.	45,700	397,395
#	Nichia Steel Works, Ltd.	138,600	371,540
#	Nihon Kagaku Sangyo Co., Ltd.	83,100	835,634
#	Nihon Nohyaku Co., Ltd.	243,500	1,123,683
#	Nihon Parkerizing Co., Ltd.	517,500	5,099,999
	Nihon Yamamura Glass Co., Ltd.	67,600	543,743
	Nippon Carbide Industries Co., Inc.	46,200	529,748
	Nippon Chemical Industrial Co., Ltd.	42,600	979,060
#	Nippon Concrete Industries Co., Ltd.	293,100	895,424
*	Nippon Denko Co., Ltd.	767,314	1,807,583
#	Nippon Fine Chemical Co., Ltd.	79,200	1,136,563
	Nippon Kayaku Co., Ltd.	208,300	1,792,572
*	Nippon Koshuha Steel Co., Ltd.	8,599	27,761
	Nippon Light Metal Holdings Co., Ltd.	360,090	5,687,398
	Nippon Paper Industries Co., Ltd.	450,400	5,086,238
	Nippon Pillar Packing Co., Ltd.	134,200	1,829,182
	Nippon Soda Co., Ltd.	157,900	4,143,727
	Nippon Yakin Kogyo Co., Ltd.	89,749	1,291,934
	Nitta Gelatin, Inc.	85,500	555,596
	Nittetsu Mining Co., Ltd.	35,200	1,524,162
#	Nozawa Corp.	47,500	300,951
#	Oat Agrio Co., Ltd.	18,000	211,033
	Okamoto Industries, Inc.	69,900	2,877,478
	Okura Industrial Co., Ltd.	55,200	917,550
#	Osaka Organic Chemical Industry, Ltd.	95,200	2,509,311
	Osaka Soda Co., Ltd.	94,699	2,255,837
	Osaka Steel Co., Ltd.	89,300	959,099
	OSAKA Titanium Technologies Co., Ltd.	127,500	939,805
#	Pacific Metals Co., Ltd.	105,399	1,627,798
	Pack Corp. (The)	84,400	2,371,604
	Rasa Industries, Ltd.	45,700	864,782
	Riken Technos Corp.	227,500	867,799
	Sakai Chemical Industry Co., Ltd.	104,500	1,934,293
	Sakata INX Corp.	286,300	2,982,528
	Sanyo Chemical Industries, Ltd.	94,900	4,021,656
*	Sanyo Special Steel Co., Ltd.	130,460	1,279,150
	Seiko PMC Corp.	67,900	425,724
	Sekisui Kasei Co., Ltd.	150,000	800,486
	Shikoku Chemicals Corp.	232,000	2,555,416
	Shinagawa Refractories Co., Ltd.	37,800	785,992
	Shin-Etsu Polymer Co., Ltd.	291,000	2,590,973
	SK Kaken Co., Ltd.	1,100	417,948
	Soken Chemical & Engineering Co., Ltd.	49,300	666,038
	Stella Chemifa Corp.	67,200	1,881,315
	Sumitomo Bakelite Co., Ltd.	163,900	4,638,842
	Sumitomo Osaka Cement Co., Ltd.	234,099	7,119,777
	Sumitomo Seika Chemicals Co., Ltd.	56,400	1,795,404
	T Hasegawa Co., Ltd.	204,200	3,979,452
#	T&K Toka Co., Ltd.	136,300	1,063,209
	Taisei Lamick Co., Ltd.	42,300	1,082,191
	Taiyo Holdings Co., Ltd.	117,500	6,151,447
	Takasago International Corp.	88,600	1,734,476
	Takemoto Yohki Co., Ltd.	35,000	364,204
	Taoka Chemical Co., Ltd.	4,700	545,110
#	Tayca Corp.	103,900	1,384,655
	Tenma Corp.	117,900	2,061,646
#	Titan Kogyo, Ltd.	5,100	84,219
156

The Japanese Small Company Series
continued

		Shares	Value»
MATERIALS — (Continued)
	Toagosei Co., Ltd.	758,400	$8,029,619
*	Toda Kogyo Corp.	21,500	382,704
	Toho Acetylene Co., Ltd.	12,700	146,745
	Toho Chemical Industry Co., Ltd.	47,000	200,630
	Toho Titanium Co., Ltd.	220,900	1,323,859
# *	Toho Zinc Co., Ltd.	89,899	1,762,137
	Tohoku Steel Co., Ltd.	16,300	224,114
	Tokushu Tokai Paper Co., Ltd.	64,858	2,708,716
	Tokuyama Corp.	385,498	8,591,460
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	190,990
*	Tokyo Rope Manufacturing Co., Ltd.	97,600	444,402
#	Tokyo Steel Manufacturing Co., Ltd.	609,400	3,878,072
	Tokyo Tekko Co., Ltd.	63,100	1,155,884
*	Tomoegawa Co., Ltd.	29,600	258,704
	Tomoku Co., Ltd.	70,600	1,113,723
*	Topy Industries, Ltd.	91,600	957,891
#	Toyo Gosei Co., Ltd.	31,100	3,053,850
	Toyo Ink SC Holdings Co., Ltd.	242,300	4,501,996
	Toyobo Co., Ltd.	531,900	7,091,528
#	TYK Corp.	148,500	461,275
	UACJ Corp.	211,841	3,355,785
	Ube Industries, Ltd.	229,000	3,931,457
	Valqua, Ltd.	105,599	1,770,466
	Vertex Corp.	45,998	714,534
#	Wavelock Holdings Co., Ltd.	30,900	208,952
	Wood One Co., Ltd.	45,600	497,670
	Yamato Kogyo Co., Ltd.	217,100	5,213,684
	Yodogawa Steel Works, Ltd.	144,500	2,712,491
	Yotai Refractories Co., Ltd.	118,000	880,678
	Yushiro Chemical Industry Co., Ltd.	67,000	828,264
TOTAL MATERIALS			315,574,783

REAL ESTATE — (2.0%)
	AD Works Group Co., Ltd.	194,879	285,401
	Airport Facilities Co., Ltd.	138,870	575,758
	Anabuki Kosan, Inc.	12,900	195,932
	Aoyama Zaisan Networks Co., Ltd.	43,700	691,196
	Apaman Co., Ltd.	71,700	372,299
	Arealink Co., Ltd.	29,600	263,913
#	B-Lot Co., Ltd.	40,000	278,474
	Cosmos Initia Co., Ltd.	94,400	376,796
	Daibiru Corp.	314,900	3,565,836
#	Dear Life Co., Ltd.	132,800	479,837
#	Goldcrest Co., Ltd.	103,270	1,319,521
#	Good Com Asset Co., Ltd.	20,600	262,821
	Grandy House Corp.	95,600	317,891
	Heiwa Real Estate Co., Ltd.	229,900	6,711,838
	Ichigo, Inc.	1,187,800	3,366,992
*	Japan Asset Marketing Co., Ltd.	1,296,000	1,386,644
#	Japan Corporate Housing Service, Inc.	11,700	117,916
#	Japan Property Management Center Co., Ltd.	83,400	1,076,456
	JSB Co., Ltd.	7,400	209,937
	Katitas Co., Ltd.	59,700	1,693,742
#	Keihanshin Building Co., Ltd.	224,000	4,062,616
	Kenedix, Inc.	1,442,000	7,472,555
*	Leopalace21 Corp.	154,900	242,683
*	Miyakoshi Holdings, Inc.	800	5,175
	Mugen Estate Co., Ltd.	64,200	290,499
	Nippon Commercial Development Co., Ltd.	82,300	1,332,138
157

The Japanese Small Company Series
continued

		Shares	Value»
REAL ESTATE — (Continued)
	Nisshin Group Holdings Co., Ltd.	210,700	$793,652
	Prospect Co., Ltd.	2,912,000	979,373
#	Raysum Co., Ltd.	97,800	887,392
	SAMTY Co., Ltd.	145,350	2,302,753
	Sankyo Frontier Co., Ltd.	23,100	863,899
#	Sansei Landic Co., Ltd.	29,100	201,547
	Shinoken Group Co., Ltd.	112,600	1,117,402
#	Star Mica Holdings Co., Ltd.	84,400	1,137,362
	Starts Corp., Inc.	228,600	5,317,228
	Sun Frontier Fudousan Co., Ltd.	204,700	1,645,424
#	Takara Leben Co., Ltd.	547,800	1,529,172
#	TOC Co., Ltd.	327,850	1,998,747
	Tokyo Rakutenchi Co., Ltd.	19,000	789,931
#	Tokyo Theatres Co., Inc.	47,099	550,919
	Tosei Corp.	202,900	2,033,195
	Urbanet Corp. Co., Ltd.	81,400	200,599
	Yoshicon Co., Ltd.	3,100	27,715
TOTAL REAL ESTATE			59,331,176

UTILITIES — (1.7%)
	EF-ON, Inc.	88,520	662,646
#	eRex Co., Ltd.	142,500	1,596,500
	Hiroshima Gas Co., Ltd.	322,200	1,111,445
	Hokkaido Electric Power Co., Inc.	1,093,200	4,237,188
	Hokkaido Gas Co., Ltd.	98,500	1,406,003
	Hokuriku Electric Power Co.	911,200	6,498,728
#	Hokuriku Gas Co., Ltd.	10,100	300,068
	K&O Energy Group, Inc.	100,400	1,382,691
	Nippon Gas Co., Ltd.	210,300	10,030,620
	Okinawa Electric Power Co., Inc. (The)	310,416	4,529,488
*	RENOVA, Inc.	147,600	2,354,029
#	Saibu Gas Co., Ltd.	227,500	5,470,190
	Shikoku Electric Power Co., Inc.	370,000	2,659,357
	Shizuoka Gas Co., Ltd.	341,400	3,002,308
#	Toell Co., Ltd.	57,500	421,887
	West Holdings Corp.	102,310	3,495,375
TOTAL UTILITIES			49,158,523
TOTAL COMMON STOCKS Cost ($2,621,667,169)			2,919,303,696

			Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@ §	The DFA Short Term Investment Fund	4,999,517	57,849,414
TOTAL INVESTMENTS — (100.0%) (Cost $2,679,495,864)			$2,977,153,110

ST	Special Tax
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
158

The Japanese Small Company Series
continued

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$86,241,533	—	$86,241,533
Consumer Discretionary	—	483,403,233	—	483,403,233
Consumer Staples	—	232,255,101	—	232,255,101
Energy	—	37,482,814	—	37,482,814
Financials	—	256,629,955	—	256,629,955
Health Care	—	130,212,827	—	130,212,827
Industrials	—	867,738,967	—	867,738,967
Information Technology	—	401,274,784	—	401,274,784
Materials	—	315,574,783	—	315,574,783
Real Estate	—	59,331,176	—	59,331,176
Utilities	—	49,158,523	—	49,158,523
Securities Lending Collateral	—	57,849,414	—	57,849,414
TOTAL	—	$2,977,153,110	—	$2,977,153,110
159

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (97.3%)
AUSTRALIA — (56.7%)
*	3P Learning, Ltd.	93,233	$81,067
	A2B Australia, Ltd.	267,268	194,205
	Accent Group, Ltd.	2,095,327	2,460,035
	Adairs, Ltd.	643,521	1,718,466
	Adbri, Ltd.	2,564,728	5,097,802
# *	Advance NanoTek, Ltd.	4,230	10,885
*	Ainsworth Game Technology, Ltd.	424,317	85,011
# *	Alkane Resources, Ltd.	2,214,509	1,926,922
	Alliance Aviation Services, Ltd.	149,763	346,295
	ALS, Ltd.	1,761,709	11,657,630
	Altium, Ltd.	165,829	4,352,542
# *	Altura Mining, Ltd.	1,171,741	57,653
	Alumina, Ltd.	3,917,222	3,956,648
#	AMA Group, Ltd.	2,283,100	1,173,138
# *	Amaysim Australia, Ltd.	1,851,450	873,095
	Ansell, Ltd.	524,737	14,838,028
	APN Property Group, Ltd.	59,773	22,981
	Appen, Ltd.	126,174	2,873,797
*	Arafura Resources, Ltd.	1,409,526	92,079
	ARB Corp., Ltd.	533,754	11,561,661
# *	Ardent Leisure Group, Ltd.	2,770,378	1,266,999
	Asaleo Care, Ltd.	1,167,762	777,774
	AUB Group, Ltd.	478,705	5,611,215
#	Aurelia Metals, Ltd.	3,920,282	1,287,249
	Austal, Ltd.	2,278,005	4,343,800
*	Australian Agricultural Co., Ltd.	3,439,805	2,695,142
#	Australian Ethical Investment, Ltd.	22,322	66,995
#	Australian Finance Group, Ltd.	1,604,223	2,263,880
	Australian Pharmaceutical Industries, Ltd.	2,800,624	2,160,866
# *	Australian Strategic Materials, Ltd.	442,903	983,395
	Australian Vintage, Ltd.	4,317,004	1,365,994
#	Auswide Bank, Ltd.	109,363	377,927
#	AVJennings, Ltd.	7,058,528	2,515,391
# *	AVZ Minerals, Ltd.	1,847,793	100,150
*	Axsesstoday, Ltd.	1,687	18
	Baby Bunting Group, Ltd.	364,553	1,047,876
#	Bank of Queensland, Ltd.	2,458,045	11,089,381
	Bapcor, Ltd.	2,252,217	12,138,948
	Base Resources, Ltd.	393,323	65,018
	Beach Energy, Ltd.	3,400,165	2,819,479
	Bega Cheese, Ltd.	1,535,076	5,400,367
	Bell Financial Group, Ltd.	122,493	108,918
#	Bendigo & Adelaide Bank, Ltd.	1,428,887	6,721,835
*	Berkeley Energia, Ltd.	27,600	7,448
#	Bingo Industries, Ltd.	1,091,685	1,889,741
*	Blackmores, Ltd.	97,147	4,798,145
	Boral, Ltd.	66,071	211,579
	Bravura Solutions, Ltd.	1,648,593	3,402,339
	Breville Group, Ltd.	821,653	15,223,025
#	Brickworks, Ltd.	501,379	6,095,213
	BWX, Ltd.	587,374	1,558,215
*	Byron Energy, Ltd.	89,192	10,026
#	Capitol Health, Ltd.	3,495,372	613,878
# *	Cardno, Ltd.	1,127,842	231,650
# *	Carnarvon Petroleum, Ltd.	3,381,086	546,453
	Carsales.com, Ltd.	1,200,481	17,538,761
# *	Cash Converters International, Ltd.	2,766,362	379,093
160

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
# *	Catapult Group International, Ltd.	401,552	$473,717
	CDS Technologies, Ltd.	13,276	0
	Cedar Woods Properties, Ltd.	422,690	1,704,721
*	Central Petroleum, Ltd.	299,384	24,158
	Centrebet Litigation	81,336	0
	Centrebet Litigation Claim	81,336	0
#	Challenger, Ltd.	677,497	2,290,270
*	Champion Iron, Ltd.	307,500	728,064
#	Citadel Group, Ltd. (The)	129,670	516,919
*	City Chic Collective, Ltd.	187,917	349,469
	Class, Ltd.	386,717	606,733
*	Clean Seas Seafood, Ltd.	87,730	41,373
# *	Clean TeQ Holdings, Ltd.	86,928	16,538
	Cleanaway Waste Management, Ltd.	5,062,660	7,298,437
#	Clinuvel Pharmaceuticals, Ltd.	108,279	1,573,414
#	Clover Corp., Ltd.	365,203	454,113
	Codan, Ltd.	670,501	5,567,635
#	Collection House, Ltd.	2,084,920	596,308
	Collins Foods, Ltd.	745,683	5,061,265
# *	Cooper Energy, Ltd.	11,837,413	2,620,049
# *	Corporate Travel Management, Ltd.	650,080	6,671,344
#	Costa Group Holdings, Ltd.	2,640,354	6,606,335
#	Credit Corp. Group, Ltd.	495,925	6,386,666
	CSR, Ltd.	3,273,096	10,132,649
*	Cudeco, Ltd.	387,893	0
# *	Dacian Gold, Ltd.	687,075	172,283
	Data#3, Ltd.	962,073	4,222,361
*	Decmil Group, Ltd.	4,247,599	191,302
*	Deterra Royalties, Ltd.	1,655,501	4,573,153
	Dicker Data, Ltd.	231,853	1,569,091
	Domain Holdings Australia, Ltd.	1,576,647	4,373,259
	Downer EDI, Ltd.	2,594,034	8,020,528
	DWS, Ltd.	514,109	421,364
#	Eagers Automotive, Ltd.	775,292	5,929,680
# *	Eclipx Group, Ltd.	2,008,091	2,098,936
	Elanor Investor Group	87,848	84,646
	Elders, Ltd.	1,232,076	9,714,962
# *	Electro Optic Systems Holdings, Ltd.	550,311	2,129,099
# *	Emeco Holdings, Ltd.	1,441,745	769,570
# *	EML Payments, Ltd.	1,126,753	2,388,372
	Enero Group, Ltd.	10,609	12,642
	EQT Holdings, Ltd.	97,241	1,708,859
	Estia Health, Ltd.	1,663,088	1,555,005
	Euroz, Ltd.	114,410	98,239
	EVENT Hospitality and Entertainment, Ltd.	546,035	3,165,426
*	FAR, Ltd.	12,771,552	98,748
	Finbar Group, Ltd.	203,868	100,958
	Fleetwood Corp., Ltd.	347,465	437,496
#	FlexiGroup, Ltd.	2,883,183	1,907,106
# *	Flight Centre Travel Group, Ltd.	460,923	3,648,281
#	Freedom Foods Group, Ltd.	362,595	575,365
#	G8 Education, Ltd.	5,316,356	4,235,134
# *	Galaxy Resources, Ltd.	2,506,955	2,460,015
*	Genex Power, Ltd.	175,146	20,923
	Genworth Mortgage Insurance Australia, Ltd.	1,475,089	1,769,832
*	Gold Road Resources, Ltd.	3,183,092	2,979,578
	GR Engineering Services, Ltd.	55,230	39,425
*	GrainCorp, Ltd., Class A	1,547,172	3,849,425
	Grange Resources, Ltd.	449,866	77,506
161

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
*	Greenland Minerals, Ltd.	1,692,337	$334,839
	GTN, Ltd.	15,394	4,327
	GUD Holdings, Ltd.	798,050	7,118,891
#	GWA Group, Ltd.	1,782,472	3,303,389
	Hansen Technologies, Ltd.	1,293,047	3,592,719
	Healius, Ltd.	4,144,191	9,821,402
#	Helloworld Travel, Ltd.	51,370	61,928
*	Highfield Resources, Ltd.	160,730	63,297
*	Horizon Oil, Ltd.	714,889	26,157
#	HT&E, Ltd.	1,686,962	1,778,583
#	HUB24, Ltd.	270,391	4,368,930
	HUB24, Ltd.	10,788	174,179
*	IDM International, Ltd.	958	0
#	IDP Education, Ltd.	79,107	1,073,233
	IGO, Ltd.	3,070,006	9,595,397
	Iluka Resources, Ltd.	1,655,501	5,999,052
*	Image Resources NL	332,933	44,541
	Imdex, Ltd.	2,381,029	2,016,990
# *	ImpediMed, Ltd.	417,437	24,632
	Incitec Pivot, Ltd.	4,088,771	5,516,691
	Infomedia, Ltd.	2,776,535	3,029,275
	Inghams Group, Ltd.	2,191,759	4,410,218
*	Intega Group, Ltd.	1,127,842	221,902
	Integral Diagnostics, Ltd.	304,532	900,219
#	Integrated Research, Ltd.	611,969	1,511,279
#	InvoCare, Ltd.	1,056,358	7,504,285
# *	ioneer, Ltd.	330,187	40,700
	IOOF Holdings, Ltd.	3,815,495	7,835,598
	IPH, Ltd.	1,243,670	5,764,229
	IRESS, Ltd.	1,225,060	7,926,997
#	IVE Group, Ltd.	513,788	272,677
	Japara Healthcare, Ltd.	1,630,243	441,531
	JB Hi-Fi, Ltd.	237,242	7,927,553
	Johns Lyng Group, Ltd.	357,667	777,051
#	Jumbo Interactive, Ltd.	208,843	1,596,507
	Jupiter Mines, Ltd.	4,784,049	958,002
*	Karoon Energy, Ltd.	3,390,788	1,845,222
*	Kingsgate Consolidated, Ltd.	1,456,746	783,291
	Kogan.com, Ltd.	292,389	4,232,632
	Lednium Technology Pty, Ltd.	195,019	0
	Lifestyle Communities, Ltd.	132,875	950,434
	Link Administration Holdings, Ltd.	1,812,772	6,095,421
# *	Livetiles, Ltd.	344,818	60,031
#	Lovisa Holdings, Ltd.	122,612	648,571
# *	Lynas Corp., Ltd.	6,066,989	12,070,586
	MACA, Ltd.	1,272,720	737,109
	Macmahon Holdings, Ltd.	5,344,671	900,205
*	Mayne Pharma Group, Ltd.	10,001,898	2,108,314
	McMillan Shakespeare, Ltd.	490,350	3,225,613
#	McPherson’s, Ltd.	568,858	907,353
	McPherson’s, Ltd.	84,844	135,376
*	Medusa Mining, Ltd.	475,938	267,687
# *	Mesoblast, Ltd.	1,561,474	3,357,117
# *	Metals X, Ltd.	3,565,919	195,523
	Metcash, Ltd.	7,963,936	16,519,341
#	Michael Hill International, Ltd.	1,490,263	521,357
*	Millennium Minerals, Ltd.	1,065,474	0
*	Mincor Resources NL	60,512	40,459
	Mineral Resources, Ltd.	951,983	16,716,625
162

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
*	MMA Offshore, Ltd.	4,351,275	$174,406
#	MNF Group, Ltd.	196,094	619,984
	Moelis Australia, Ltd.	72,907	204,778
#	Monadelphous Group, Ltd.	566,488	3,642,860
	Monash IVF Group, Ltd.	1,738,681	702,766
#	Money3 Corp., Ltd.	926,438	1,465,418
*	Morning Star Gold NL	332,749	0
#	Mortgage Choice, Ltd.	792,577	596,055
	Motorcycle Holdings, Ltd.	19,615	34,581
	Mount Gibson Iron, Ltd.	3,756,776	1,795,574
# *	Myanmar Metals, Ltd.	494,858	25,469
# *	Myer Holdings, Ltd.	3,707,181	601,643
	MyState, Ltd.	534,849	1,516,833
	Navigator Global Investments, Ltd.	889,524	964,398
# *	nearmap, Ltd.	1,403,889	2,271,852
#	Neometals, Ltd.	626,513	83,888
	Netwealth Group, Ltd.	365,621	4,440,675
#	New Energy Solar, Ltd.	201,504	114,707
#	New Hope Corp., Ltd.	2,234,532	1,680,490
*	NEXTDC, Ltd.	1,796,439	16,085,040
	nib holdings, Ltd.	3,098,293	9,066,675
#	Nick Scali, Ltd.	400,543	2,346,380
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	13,590,846
	NRW Holdings, Ltd.	2,939,598	4,508,844
*	Nufarm, Ltd.	1,868,539	4,518,088
	OFX Group, Ltd.	1,813,799	1,592,033
# *	Oklo Resources, Ltd.	202,639	36,399
	OM Holdings, Ltd.	342,290	76,051
	Omni Bridgeway, Ltd.	2,382,146	5,794,822
#	oOh!media, Ltd.	3,082,993	2,840,701
	Ora Banda Mining, Ltd.	674,394	147,558
# *	Orocobre, Ltd.	166,529	300,261
	Orora, Ltd.	6,339,374	11,488,974
#	Over the Wire Holdings, Ltd.	16,080	49,900
	OZ Minerals, Ltd.	2,218,981	23,180,326
	Pacific Current Group, Ltd.	259,417	1,062,667
	Pacific Smiles Group, Ltd.	262,416	340,532
#	Pact Group Holdings, Ltd.	1,422,949	2,350,606
*	Paladin Energy, Ltd.	1,235,586	113,282
# *	Panoramic Resources, Ltd.	11,291,932	832,142
*	Pantoro, Ltd.	733,652	100,997
	Peet, Ltd.	928,220	697,794
	Pendal Group, Ltd.	1,950,282	8,872,828
	People Infrastructure, Ltd.	40,407	94,871
	Perenti Global, Ltd.	4,835,224	3,555,784
	Perpetual, Ltd.	405,248	7,755,989
*	Perseus Mining, Ltd.	9,066,296	7,841,297
#	Platinum Asset Management, Ltd.	2,013,396	4,318,563
*	Poseidon Nickel, Ltd.	643,832	30,740
	PPK Group, Ltd.	5,495	21,608
# *	Praemium, Ltd.	1,152,591	527,922
	Premier Investments, Ltd.	622,552	9,337,094
#	Pro Medicus, Ltd.	300,101	6,850,070
	Propel Funeral Partners, Ltd.	51,366	101,562
	PSC Insurance Group, Ltd.	91,885	187,156
	PWR Holdings, Ltd.	191,935	612,508
	Qube Holdings, Ltd.	1,167,803	2,173,692
*	Quickstep Holdings, Ltd.	134,452	6,805
	Ramelius Resources, Ltd.	4,758,357	6,496,371
163

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
	Reckon, Ltd.	391,834	$213,361
*	Red 5, Ltd.	5,773,882	1,122,380
	Redcape Hotel Group	111,772	73,482
#	Regis Healthcare, Ltd.	871,632	631,952
	Regis Resources, Ltd.	3,239,807	9,509,237
# *	Reject Shop, Ltd. (The)	109,654	479,222
	Reliance Worldwide Corp., Ltd.	4,342,033	12,534,300
#	Resimac Group, Ltd.	12,006	11,750
# *	Resolute Mining, Ltd.	9,170,450	5,208,354
*	Retail Food Group, Ltd.	2,504,088	140,838
#	Rhipe, Ltd.	298,914	431,490
	Ridley Corp., Ltd.	1,862,695	1,041,368
*	RPMGlobal Holdings, Ltd.	192,851	146,380
*	Salmat, Ltd.	667,137	0
	Sandfire Resources, Ltd.	1,249,475	3,888,208
*	Saracen Mineral Holdings, Ltd.	5,077,306	20,291,051
	SeaLink Travel Group, Ltd.	456,986	1,876,321
	Select Harvests, Ltd.	873,957	3,761,502
*	Senex Energy, Ltd.	9,572,408	1,985,868
#	Servcorp, Ltd.	342,954	597,248
#	Service Stream, Ltd.	2,572,185	3,627,532
# *	Seven West Media, Ltd.	5,152,887	597,016
	SG Fleet Group, Ltd.	393,656	467,190
*	Sigma Healthcare, Ltd.	6,192,917	2,311,135
*	Silver Lake Resources, Ltd.	6,142,732	9,198,884
*	Silver Mines, Ltd.	318,112	43,994
	Sims, Ltd.	1,162,937	7,820,661
#	SmartGroup Corp., Ltd.	674,100	2,579,503
*	SomnoMed, Ltd.	25,160	32,000
*	Southern Cross Media Group, Ltd.	13,206,930	1,622,305
	Spark Infrastructure Group	11,558,934	16,130,112
# *	SpeedCast International, Ltd.	1,707,915	355,706
#	SRG Global, Ltd.	330,321	70,792
	St Barbara, Ltd.	5,221,239	9,818,297
	Stanmore Coal, Ltd.	46,807	23,228
	Star Entertainment Grp, Ltd. (The)	3,693,648	8,511,988
	Steadfast Group, Ltd.	5,683,479	14,249,839
# *	Strike Energy, Ltd.	2,846,114	500,352
	Sunland Group, Ltd.	1,211,896	1,719,510
	Super Retail Group, Ltd.	1,139,326	8,966,593
*	Superloop, Ltd.	705,203	457,001
# *	Syrah Resources, Ltd.	2,327,569	747,465
#	Tassal Group, Ltd.	1,531,815	3,813,634
	Technology One, Ltd.	1,748,272	11,036,395
*	Temple & Webster Group, Ltd.	92,290	677,688
*	Tiger Resources, Ltd.	9,447,997	4,981
*	Tribune Resources, Ltd.	14,725	73,883
# *	Troy Resources, Ltd.	764,541	67,550
# *	United Malt Grp, Ltd.	1,771,214	5,020,898
#	Village Roadshow, Ltd.	942,069	1,477,611
	Virgin Australia Holdings, Ltd.	7,648,897	0
*	Virgin Australia Holdings, Ltd.	11,131,924	0
	Virtus Health, Ltd.	553,707	1,747,050
	Vita Group, Ltd.	503,915	351,957
Ω	Viva Energy Group, Ltd.	3,244,514	3,838,123
*	Vmoto, Ltd.	267,457	93,349
*	Vocus Group, Ltd.	4,091,642	9,909,009
# *	Wagners Holding Co., Ltd.	122,838	114,884
#	Webjet, Ltd.	2,056,935	5,039,337
164

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
#	Western Areas, Ltd.	1,970,942	$2,662,821
# *	Westgold Resources, Ltd.	2,414,524	4,393,008
#	Whitehaven Coal, Ltd.	4,887,743	3,658,181
	WPP AUNZ, Ltd.	1,788,160	528,557
TOTAL AUSTRALIA			883,714,822

HONG KONG — (22.5%)
*	Aceso Life Science Group., Ltd.	18,044,400	733,365
	Aeon Credit Service Asia Co., Ltd.	986,000	631,445
	Allied Group, Ltd.	13,104,000	4,786,084
	Allied Properties HK, Ltd.	12,947,857	3,189,991
	APAC Resources, Ltd.	3,766,513	476,396
*	Apollo Future Mobility Group, Ltd.	8,436,000	468,068
# *	Applied Development Holdings, Ltd.	13,430,000	371,486
*	Arts Optical International Hldgs, Ltd.	614,000	61,669
	Asia Financial Holdings, Ltd.	2,404,908	1,128,897
*	Asia Standard Hotel Group, Ltd.	15,581,654	392,304
*	Asia Standard International Group, Ltd.	13,222,917	1,367,353
	Asiasec Properties, Ltd.	1,737,000	252,585
	ASM Pacific Technology, Ltd.	414,400	4,178,938
	Associated International Hotels, Ltd.	952,000	1,640,379
	Automated Systems Holdings, Ltd.	340,400	54,783
	Bel Global Resources Holdings, Ltd.	2,576,000	0
*	Best Food Holding Co., Ltd.	996,000	55,652
	Best Mart 360 Holdings, Ltd.	692,000	162,272
Ω	BOC Aviation, Ltd.	290,900	1,801,295
	BOCOM International Holdings Co., Ltd.	817,000	113,061
	BOE Varitronix, Ltd.	3,807,293	1,309,573
	Bright Smart Securities & Commodities Group, Ltd.	5,788,000	1,439,755
*	Brightoil Petroleum Holdings, Ltd.	9,034,000	327,799
	Build King Holdings, Ltd.	440,000	45,579
*	Burwill Holdings, Ltd.	37,300,960	63,993
	Cafe de Coral Holdings, Ltd.	3,090,000	6,387,042
# *	Camsing International Holding, Ltd.	3,238,000	90,844
*	Cathay Pacific Airways, Ltd.	189,000	128,426
	Century City International Holdings, Ltd.	7,111,460	372,671
	CGN Mining Co., Ltd.	5,195,000	187,440
	Chen Hsong Holdings	1,296,000	336,692
	Cheuk Nang Holdings, Ltd.	753,768	282,166
	Chevalier International Holdings, Ltd.	820,989	998,900
*	China Baoli Technologies Holdings, Ltd.	1,147,500	2,620
*	China Best Group Holding, Ltd.	849,999	45,433
*	China Boton Group Co., Ltd.	385,028	87,553
*	China Display Optoelectronics Technology Holdings, Ltd.	6,384,000	321,450
*	China Energy Development Holdings, Ltd.	59,474,000	960,966
	China Motor Bus Co., Ltd.	67,800	900,225
*	China Solar Energy Holdings, Ltd.	1,669,500	7,268
*	China Star Entertainment, Ltd.	11,360,000	2,295,001
*	China Strategic Holdings, Ltd.	80,821,250	767,930
*	China Tonghai International Financial, Ltd.	1,300,000	33,776
	Chinese Estates Holdings, Ltd.	3,321,000	1,674,371
*	Chinlink International Holdings, Ltd.	944,800	10,938
	Chinney Investments, Ltd.	1,180,000	240,519
	Chong Hing Bank, Ltd.	234,000	276,252
	Chow Sang Sang Holdings International, Ltd.	2,417,000	2,644,012
*	Chuang’s China Investments, Ltd.	8,811,407	449,614
	Chuang’s Consortium International, Ltd.	7,519,043	874,334
	CITIC Telecom International Holdings, Ltd.	13,794,125	4,381,811
#	CK Life Sciences Intl Holdings, Inc.	18,634,000	1,977,002
165

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
	CMBC Capital Holdings, Ltd.	13,980,000	$228,060
	CNQC International Holdings, Ltd.	4,312,500	354,165
	CNT Group, Ltd.	7,979,264	375,122
	Convenience Retail Asia, Ltd.	1,026,000	575,538
# *	Convoy Global Holdings, Ltd.	38,622,000	155,933
	Cowell e Holdings, Inc.	4,444,000	1,956,960
	Cross-Harbour Holdings, Ltd. (The)	1,596,645	2,843,676
	CSI Properties, Ltd.	47,866,383	1,385,875
	Dah Sing Banking Group, Ltd.	3,977,516	3,422,329
	Dah Sing Financial Holdings, Ltd.	1,509,744	3,760,545
	Dickson Concepts International, Ltd.	1,620,500	682,920
*	Digital Domain Holdings, Ltd.	2,310,000	13,747
	Dynamic Holdings, Ltd.	78,000	146,555
	Eagle Nice International Holdings, Ltd.	2,194,000	1,062,745
	EcoGreen International Group, Ltd.	1,994,640	326,922
*	eForce Holdings, Ltd.	8,784,000	76,819
*	Emperor Capital Group, Ltd.	32,205,000	517,386
	Emperor Entertainment Hotel, Ltd.	4,840,000	638,472
#	Emperor International Holdings, Ltd.	10,584,753	1,491,738
*	Emperor Watch & Jewellery, Ltd.	34,460,000	406,163
*	Energy International Investments Holdings, Ltd.	1,960,000	15,665
*	ENM Holdings, Ltd.	16,260,000	1,345,556
*	Esprit Holdings, Ltd.	15,275,850	1,582,013
*	Eternity Investment, Ltd.	820,000	17,764
	Ezcom Holdings, Ltd.	72,576	0
#	Fairwood Holdings, Ltd.	826,100	1,856,021
	Far East Consortium International, Ltd.	11,349,130	3,356,614
# *	FIH Mobile, Ltd.	31,247,000	3,434,252
	First Pacific Co., Ltd.	15,728,000	4,886,179
*	First Shanghai Investments, Ltd.	5,568,000	209,062
	Fountain SET Holdings, Ltd.	6,594,000	768,731
	Four Seas Mercantile Holdings, Ltd.	610,000	198,731
*	Freeman Fintech Corp, Ltd.	13,680,000	59,643
	GDH Guangnan Holdings., Ltd.	2,083,600	175,024
*	Genting Hong Kong, Ltd.	483,000	15,586
	Get Nice Financial Group, Ltd.	2,438,600	204,584
	Get Nice Holdings, Ltd.	59,028,000	1,280,936
	Giordano International, Ltd.	11,198,000	1,782,106
	Glorious Sun Enterprises, Ltd.	3,932,000	406,121
	Gold Peak Industries Holdings, Ltd.	3,029,642	246,583
	Golden Resources Development International, Ltd.	4,082,500	306,071
# *	Gold-Finance Holdings, Ltd.	9,580,000	16,682
*	Good Resources Holdings, Ltd.	6,860,000	75,214
*	Goodbaby International Holdings, Ltd.	6,342,000	807,378
	Great Eagle Holdings, Ltd.	1,068,349	2,582,192
*	Great Harvest Maeta Group Holdings, Ltd.	637,500	97,842
*	Greater Bay Area Investments Group Holdings, Ltd.	18,640,000	24,044
*	Greentech Technology International, Ltd.	8,860,000	97,549
*	G-Resources Group, Ltd.	237,516,600	1,104,724
	Guoco Group, Ltd.	2,000	24,545
	Guotai Junan International Holdings, Ltd.	31,755,797	4,072,099
	Haitong International Securities Group, Ltd.	21,115,400	4,812,465
	Hang Lung Group, Ltd.	2,431,000	5,396,358
	Hanison Construction Holdings, Ltd.	2,713,649	333,139
	Harbour Centre Development, Ltd.	935,500	848,174
*	HJ Capital International Holdings Co., Ltd.	3,940,000	101,374
	HKBN, Ltd.	3,823,000	6,622,604
	HKR International, Ltd.	7,149,369	2,716,988
	Hon Kwok Land Investment Co., Ltd.	388,800	125,293
166

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
	Hong Kong Ferry Holdings Co., Ltd.	1,007,300	$774,643
*	Hong Kong Finance Investment Holding Group, Ltd.	6,208,000	73,671
	Hongkong & Shanghai Hotels, Ltd. (The)	3,648,489	2,645,019
	Hongkong Chinese, Ltd.	5,038,000	429,913
Ω	Honma Golf, Ltd.	1,060,000	468,931
	Hop Hing Group Holdings, Ltd.	5,484,000	38,879
	Hsin Chong Group Holdings, Ltd.	10,243,403	86,677
	Hung Hing Printing Group, Ltd.	3,040,000	390,225
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	13,164,000	1,972,606
*	Hypebeast, Ltd.	1,632,500	156,603
	Hysan Development Co., Ltd.	2,123,000	6,768,315
# *	I-CABLE Communications, Ltd.	4,080,000	30,567
#	IGG, Inc.	9,421,000	10,198,134
*	Imagi International Holdings, Ltd.	2,220,984	234,858
	International Housewares Retail Co., Ltd.	2,042,000	538,786
	IPE Group, Ltd.	3,345,000	302,592
*	IRC, Ltd.	37,862,266	396,590
*	IT, Ltd.	5,060,532	700,332
#	ITC Properties Group, Ltd.	6,505,292	706,320
	Jacobson Pharma Corp., Ltd.	3,616,000	532,993
	Johnson Electric Holdings, Ltd.	2,863,992	5,925,897
	K Wah International Holdings, Ltd.	1,543,000	732,237
*	Kader Holdings Co., Ltd.	578,000	33,818
	Kam Hing International Holdings, Ltd.	1,586,000	78,030
	Karrie International Holdings, Ltd.	2,440,000	328,237
	Keck Seng Investments	912,600	335,719
	Kerry Logistics Network, Ltd.	4,063,500	8,486,558
#	Kerry Properties, Ltd.	1,896,000	4,651,889
	Kingmaker Footwear Holdings, Ltd.	1,878,955	174,668
	Kowloon Development Co., Ltd.	3,133,000	3,060,766
*	Kwoon Chung Bus Holdings, Ltd.	44,000	12,251
	Lai Sun Development Co., Ltd.	1,976,896	1,713,670
	Lai Sun Garment International, Ltd.	665,530	570,382
	Lam Soon Hong Kong, Ltd.	325,310	512,787
*	Landing International Development, Ltd.	6,932,800	193,841
	Landsea Green Properties Co., Ltd.	3,016,000	257,234
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	3,798,750	471,426
*	Lerthai Group, Ltd.	40,000	2,794
# *	Leyou Technologies Holdings, Ltd.	3,640,000	1,538,421
*	Lifestyle International Holdings, Ltd.	3,713,000	2,916,258
	Lippo China Resources, Ltd.	17,982,000	304,150
	Lippo, Ltd.	1,161,700	309,158
	Liu Chong Hing Investment, Ltd.	1,511,200	1,214,806
	L’Occitane International SA	2,278,500	4,171,354
	Luk Fook Holdings International, Ltd.	3,704,000	9,056,888
	Luks Group Vietnam Holdings Co., Ltd.	514,913	81,612
	Lung Kee Bermuda Holdings	1,521,875	475,193
# *	Macau Legend Development, Ltd.	19,397,000	2,630,696
	Magnificent Hotel Investment, Ltd.	13,170,000	153,120
	Man Wah Holdings, Ltd.	12,205,200	17,034,026
*	Mason Group Holdings, Ltd.	111,713,399	391,505
	Master Glory Group, Ltd.	972,981	6,125
	Matrix Holdings, Ltd.	1,067,414	398,662
	MECOM Power and Construction, Ltd.	1,106,000	297,241
	Melbourne Enterprises, Ltd.	39,500	853,357
	Melco International Development, Ltd.	2,383,000	3,868,184
	MGM China Holdings, Ltd.	150,800	199,006
*	Midland Holdings, Ltd.	3,363,987	338,657
167

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
	Ming Fai International Holdings, Ltd.	1,728,000	$156,899
	Miramar Hotel & Investment	1,144,000	1,865,973
	Modern Dental Group, Ltd.	2,865,000	485,449
	NagaCorp., Ltd.	148,000	153,083
#	Nameson Holdings, Ltd.	7,744,000	488,318
	Nanyang Holdings, Ltd.	133,500	692,220
	National Electronics Hldgs	2,668,600	351,176
*	National United Resources Holdings, Ltd.	18,280,000	62,721
*	Neo-Neon Holdings, Ltd.	2,315,500	176,837
# *	NewOcean Energy Holdings, Ltd.	8,956,000	798,573
	Nissin Foods Co., Ltd.	676,000	635,088
	NWS Holdings, Ltd.	4,007,000	3,517,311
*	OP Financial, Ltd.	8,104,000	871,570
#	Oriental Watch Holdings	3,590,800	1,123,836
# *	Oshidori International Holdings, Ltd.	20,024,400	1,810,216
	Pacific Andes International Holdings, Ltd.	19,435,067	68,690
	Pacific Basin Shipping, Ltd.	33,697,000	4,922,379
*	Pacific Century Premium Developments, Ltd.	354,240	37,498
	Pacific Textiles Holdings, Ltd.	8,088,000	4,615,075
	Pak Fah Yeow International, Ltd.	5,000	1,161
	Paliburg Holdings, Ltd.	3,180,830	812,687
*	Paradise Entertainment, Ltd.	3,672,000	439,483
*	PC Partner Group, Ltd.	1,980,000	438,594
	PCCW, Ltd.	3,884,545	2,337,081
# *	Peace Mark Holdings, Ltd.	2,479,870	0
*	Pegasus International Holdings, Ltd.	100,000	9,539
	Pentamaster International, Ltd.	468,000	115,627
	Perfect Shape Medical, Ltd.	3,452,000	1,241,418
	Pico Far East Holdings, Ltd.	5,214,000	755,124
*	Planetree International Development, Ltd.	76,000	10,211
	Playmates Holdings, Ltd.	7,082,000	805,536
	Plover Bay Technologies, Ltd.	2,032,000	212,680
	Pokfulam Development Co., Ltd.	224,000	335,383
	Polytec Asset Holdings, Ltd.	21,978,136	1,846,098
*	PT International Development Co., Ltd.	8,345,150	274,082
	Public Financial Holdings, Ltd.	3,058,000	711,871
	PYI Corp., Ltd.	4,005,194	154,990
	PYXIS Group, Ltd.	1,936,000	0
*	Rare Earth Magnesium Technology Group Holdings, Ltd.	5,140,000	49,723
	Regal Hotels International Holdings, Ltd.	2,953,800	1,175,279
Ω	Regina Miracle International Holdings, Ltd.	1,983,000	614,868
*	Renco Holdings Group, Ltd.	103,000	4,660
# *	Sa Sa International Holdings, Ltd.	8,512,747	1,222,194
	Safety Godown Co., Ltd.	1,200,000	561,883
* Ω	Samsonite International SA	5,277,300	5,383,634
	SAS Dragon Holdings, Ltd.	2,182,000	718,590
	SEA Holdings, Ltd.	1,711,523	1,723,356
*	Shangri-La Asia, Ltd.	2,428,000	1,910,430
	Shenwan Hongyuan HK, Ltd.	4,421,250	491,085
	Shun Ho Property Investments, Ltd.	1,254,757	234,224
	Shun Tak Holdings, Ltd.	11,755,419	3,450,313
*	Sincere Watch Hong Kong, Ltd.	4,450,000	48,687
	Sing Pao Media Enterprises	250,511	0
*	Sing Tao News Corp., Ltd.	1,974,000	258,179
#	Singamas Container Holdings, Ltd.	11,898,000	506,796
	SITC International Holdings Co., Ltd.	6,142,000	9,487,271
	Sitoy Group Holdings, Ltd.	97,000	4,661
	SmarTone Telecommunications Holdings, Ltd.	3,116,481	1,681,537
*	SOCAM Development, Ltd.	1,307,596	206,266
168

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
*	Solomon Systech International, Ltd.	10,960,000	$258,522
	Soundwill Holdings, Ltd.	600,500	536,916
*	South China Holdings Co., Ltd.	17,774,502	263,386
	Stella International Holdings, Ltd.	2,604,500	2,668,957
*	Success Universe Group, Ltd.	6,716,000	107,597
# *	Summit Ascent Holdings, Ltd.	7,556,000	867,480
	Sun Hung Kai & Co., Ltd.	5,271,429	2,050,876
	SUNeVision Holdings, Ltd.	2,402,000	2,108,134
#	TAI Cheung Holdings, Ltd.	2,327,000	1,367,759
	Tai Sang Land Development, Ltd.	798,910	400,994
*	Talent Property Group, Ltd.	4,305,000	13,327
#	Tan Chong International, Ltd.	1,176,000	315,399
#	Tao Heung Holdings, Ltd.	1,396,000	149,609
	Television Broadcasts, Ltd.	2,734,700	2,197,124
*	Termbray Industries International Holdings, Ltd.	1,314,900	48,170
	Texwinca Holdings, Ltd.	6,106,000	926,704
*	Theme International Holdings, Ltd.	5,990,000	83,759
	Tian Teck Land, Ltd.	1,024,000	679,314
	TK Group Holdings, Ltd.	1,482,000	440,157
# *	TOM Group, Ltd.	1,224,000	172,132
# *	Town Health International Medical Group, Ltd.	5,606,115	93,285
	Tradelink Electronic Commerce, Ltd.	6,206,000	721,026
	Transport International Holdings, Ltd.	1,590,602	2,828,522
	Union Medical Healthcare, Ltd.	1,377,097	784,688
	United Laboratories International Holdings, Ltd. (The)	6,644,000	5,713,055
*	Universal Technologies Holdings, Ltd.	1,730,000	31,315
	Untrade CW Group Holdings	1,361,500	7,604
*	Up Energy Development Group, Ltd.	3,929,000	12,265
	Value Partners Group, Ltd.	5,237,000	2,294,662
	Vanke Overseas Investment Holding Co., Ltd.	16,000	5,207
	Vedan International Holdings, Ltd.	3,576,000	332,072
#	Vitasoy International Holdings, Ltd.	2,143,000	8,668,231
Ω	VPower Group International Holdings, Ltd.	1,159,000	415,978
	VSTECS Holdings, Ltd.	6,665,600	4,177,924
	VTech Holdings, Ltd.	1,438,200	9,542,489
	Wai Kee Holdings, Ltd.	7,038,738	3,368,436
	Wang On Group, Ltd.	40,100,000	263,975
*	Win Hanverky Holdings, Ltd.	316,000	15,703
	Wing On Co. International, Ltd.	759,000	1,672,104
	Wing Tai Properties, Ltd.	2,187,331	988,024
	Wonderful Sky Financial Group Holdings, Ltd.	992,000	83,777
	Xinyi Glass Holdings, Ltd.	26,000	57,097
	YGM Trading, Ltd.	348,000	89,789
	YT Realty Group, Ltd.	3,450,008	1,017,927
	Yue Yuen Industrial Holdings, Ltd.	2,064,000	3,361,872
# *	Yunfeng Financial Group, Ltd.	280,000	135,010
	Zensun Enterprises, Ltd.	2,280,000	128,105
# *	Zhaobangji Properties Holdings, Ltd.	856,000	120,516
TOTAL HONG KONG			351,097,918

NEW ZEALAND — (7.1%)
# *	Abano Healthcare Group, Ltd.	68,521	195,504
*	AFT Pharmaceuticals, Ltd.	3,642	12,032
*	Air New Zealand, Ltd.	218,896	205,286
#	Arvida Group, Ltd.	794,134	917,994
	Briscoe Group, Ltd.	23,247	63,064
*	CBL Corp., Ltd.	47,180	0
	Chorus, Ltd.	3,152,349	17,529,495
	Colonial Motor Co., Ltd. (The)	144,588	770,040
169

The Asia Pacific Small Company Series
continued

		Shares	Value»
NEW ZEALAND — (Continued)
# *	Comvita, Ltd.	44,950	$98,053
	Delegat Group, Ltd.	1,200	11,777
# *	Eroad, Ltd.	24,092	65,395
*	Fletcher Building, Ltd.	539,524	1,461,098
	Freightways, Ltd.	984,862	5,465,537
#	Genesis Energy, Ltd.	1,942,554	3,981,301
#	Gentrack Group, Ltd.	71,302	57,093
	Hallenstein Glasson Holdings, Ltd.	326,057	1,320,920
	Heartland Group Holdings, Ltd.	2,009,671	1,779,993
	Infratil, Ltd.	3,949,779	14,144,121
	Investore Property, Ltd.	551,549	812,922
*	Kathmandu Holdings, Ltd.	2,598,560	2,002,949
	Mainfreight, Ltd.	289,611	10,326,649
*	Metlifecare, Ltd.	1,045,171	4,146,402
	Millennium & Copthorne Hotels New Zealand, Ltd.	386,829	454,873
#	NEW Zealand King Salmon Investments, Ltd.	63,420	70,007
*	New Zealand Refining Co., Ltd. (The)	965,490	357,892
# *	NZME, Ltd.	945,851	373,145
	NZX, Ltd.	1,445,482	1,642,944
#	Oceania Healthcare, Ltd.	636,990	567,622
*	Pacific Edge, Ltd.	685,669	326,063
	PGG Wrightson, Ltd.	120,785	235,721
*	Plexure Group, Ltd.	11,811	11,890
#	Port of Tauranga, Ltd.	188,429	901,726
*	Pushpay Holdings, Ltd.	815,501	4,905,424
*	Restaurant Brands New Zealand, Ltd.	171,783	1,347,648
*	Richina Pacific, Ltd.	274,180	0
	Sanford, Ltd.	394,135	1,446,290
#	Scales Corp., Ltd.	462,215	1,548,665
	Scott Technology, Ltd.	47,518	58,201
# *	Serko, Ltd.	74,521	242,191
#	Skellerup Holdings, Ltd.	806,301	1,641,555
*	SKY Network Television, Ltd.	2,821,003	277,582
	SKYCITY Entertainment Group, Ltd.	5,101,527	9,439,519
	Steel & Tube Holdings, Ltd.	575,667	231,840
	Summerset Group Holdings, Ltd.	1,378,955	9,475,546
*	Synlait Milk, Ltd.	375,719	1,322,764
# *	Tourism Holdings, Ltd.	712,961	1,054,793
*	TOWER, Ltd.	2,581,956	972,517
#	Trustpower, Ltd.	252,846	1,183,123
	Turners Automotive Group, Ltd.	66,610	115,841
	Vector, Ltd.	167,421	464,798
*	Vista Group International, Ltd.	458,004	455,727
	Warehouse Group, Ltd. (The)	360,516	569,076
	Z Energy, Ltd.	1,809,064	3,380,701
TOTAL NEW ZEALAND			110,443,309

SINGAPORE — (11.0%)
*	Abterra, Ltd.	230,320	1,231
	Accordia Golf Trust	5,267,200	55,269
	AEM Holdings, Ltd.	798,900	1,977,505
#	Amara Holdings, Ltd.	974,800	246,073
	Ascendas India Trust	5,731,200	5,459,709
#	Avarga, Ltd.	2,722,000	470,359
# *	Banyan Tree Holdings, Ltd.	783,400	137,679
#	Best World International, Ltd.	2,911,550	538,848
# *	Bonvests Holdings, Ltd.	950,000	586,846
	Boustead Singapore, Ltd.	2,320,982	1,190,570
	Bukit Sembawang Estates, Ltd.	1,243,903	3,249,988
170

The Asia Pacific Small Company Series
continued

		Shares	Value»
SINGAPORE — (Continued)
	Bund Center Investment, Ltd.	659,825	$253,127
#	Centurion Corp., Ltd.	1,405,100	328,927
	China Aviation Oil Singapore Corp., Ltd.	2,708,399	1,824,100
	China Sunsine Chemical Holdings, Ltd.	3,917,000	1,133,035
#	Chip Eng Seng Corp., Ltd.	3,894,900	1,227,035
	Chuan Hup Holdings, Ltd.	3,937,600	603,691
	Civmec, Ltd.	162,700	47,381
	ComfortDelGro Corp., Ltd.	8,950,800	8,852,888
# *	COSCO Shipping International Singapore Co., Ltd.	7,304,400	979,654
# *	Creative Technology, Ltd.	334,500	583,167
#	CSE Global, Ltd.	2,713,000	867,942
#	Del Monte Pacific, Ltd.	2,126,164	194,719
#	Delfi, Ltd.	885,400	415,228
*	DMX Technologies Group, Ltd.	2,096,000	0
# *	Ezion Holdings, Ltd.	9,845,878	58,385
# *	Ezra Holdings, Ltd.	8,747,986	13,193
	Far East Orchard, Ltd.	1,249,303	896,424
	First Resources, Ltd.	5,615,400	4,981,359
#	First Sponsor Group, Ltd.	484,728	457,502
#	Food Empire Holdings, Ltd.	1,473,700	626,779
#	Fragrance Group, Ltd.	6,077,000	503,831
#	Fraser and Neave, Ltd.	199,600	169,686
	Frasers Property, Ltd.	20,700	16,516
#	Frencken Group, Ltd.	2,124,300	1,471,590
	Fu Yu Corp., Ltd.	3,824,600	644,124
*	Gallant Venture, Ltd.	5,262,600	481,846
*	Geo Energy Resources, Ltd.	3,837,000	286,499
#	GK Goh Holdings, Ltd.	1,484,065	801,280
#	GL, Ltd.	3,605,600	1,294,627
	Golden Agri-Resources, Ltd.	38,086,600	3,937,367
*	Golden Energy & Resources, Ltd.	603,700	66,996
	GP Industries, Ltd.	2,201,909	840,154
	GuocoLand, Ltd.	1,932,314	2,068,288
# *	Halcyon Agri Corp., Ltd.	1,760,948	316,126
	Hanwell Holdings, Ltd.	1,765,919	369,423
	Haw Par Corp., Ltd.	368,400	2,529,596
#	Hiap Hoe, Ltd.	498,000	224,374
	Hi-P International, Ltd.	1,001,600	886,447
	Ho Bee Land, Ltd.	1,656,200	2,823,323
	Hong Fok Corp., Ltd.	3,566,294	1,671,047
	Hong Fok Land, Ltd.	1,210,000	0
	Hong Leong Asia, Ltd.	2,025,000	698,657
	Hong Leong Finance, Ltd.	1,002,000	1,651,064
	Hotel Grand Central, Ltd.	1,660,083	1,125,365
	Hour Glass, Ltd. (The)	1,879,432	963,526
	HRnetgroup, Ltd.	79,500	27,365
	Hutchison Port Holdings Trust	25,256,400	3,665,108
	Hwa Hong Corp., Ltd.	2,123,500	434,550
# *	Hyflux, Ltd.	3,707,700	48,663
#	iFAST Corp., Ltd.	956,000	2,582,998
*	Indofood Agri Resources, Ltd.	3,097,300	645,511
#	ISDN Holdings, Ltd.	374,200	101,791
#	Japfa, Ltd.	3,244,210	1,532,601
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	0
# *	k1 Ventures, Ltd.	1,005,220	0
	Keppel Infrastructure Trust	19,465,946	7,779,339
	Koufu Group, Ltd.	85,000	40,764
#	KSH Holdings, Ltd.	1,278,300	289,783
	Lian Beng Group, Ltd.	2,957,600	853,658
171

The Asia Pacific Small Company Series
continued

		Shares	Value»
SINGAPORE — (Continued)
#	Low Keng Huat Singapore, Ltd.	949,800	$272,490
	Lum Chang Holdings, Ltd.	1,102,130	278,396
*	Mandarin Oriental International, Ltd.	1,497,700	2,738,516
	Metro Holdings, Ltd.	3,069,792	1,529,761
	Mewah International, Inc.	89,000	15,936
	Micro-Mechanics Holdings, Ltd.	49,800	97,154
# *	Midas Holdings, Ltd.	8,905,453	234,706
# *	mm2 Asia, Ltd.	3,521,000	446,786
	NetLink NBN Trust	4,022,100	2,830,726
#	NSL, Ltd.	409,900	201,321
*	Oceanus Group, Ltd.	3,260,600	16,683
	OUE, Ltd.	2,207,800	1,810,170
#	Oxley Holdings, Ltd.	7,491,097	1,152,558
#	Pan-United Corp., Ltd.	2,435,750	481,941
#	Penguin International, Ltd.	1,129,132	339,686
#	Q&M Dental Group Singapore, Ltd.	2,102,100	707,977
#	QAF, Ltd.	1,665,280	1,061,758
*	Raffles Education Corp., Ltd.	3,856,223	366,301
	Raffles Medical Group, Ltd.	7,832,632	4,418,695
#	Riverstone Holdings, Ltd.	1,431,300	3,987,438
#	Roxy-Pacific Holdings, Ltd.	505,740	127,669
	SATS, Ltd.	1,325,000	2,889,604
#	SBS Transit, Ltd.	855,500	1,785,755
	Sembcorp Industries, Ltd.	7,106,600	8,225,582
*	Sembcorp Marine, Ltd.	44,540,812	3,916,278
	Sheng Siong Group, Ltd.	5,499,100	6,721,322
	SHS Holdings, Ltd.	2,175,300	257,892
#	SIA Engineering Co., Ltd.	2,031,100	2,424,477
#	SIIC Environment Holdings, Ltd.	5,890,920	780,446
#	Sinarmas Land, Ltd.	7,118,700	863,984
	Sing Holdings, Ltd.	1,579,500	422,435
	Sing Investments & Finance, Ltd.	350,675	303,389
	Singapore Post, Ltd.	12,106,600	5,902,689
#	Singapore Press Holdings, Ltd.	7,633,400	5,529,673
	Singapore Reinsurance Corp., Ltd.	1,514,530	313,480
	Singapore Shipping Corp., Ltd.	1,640,700	280,396
#	Stamford Land Corp., Ltd.	3,297,700	713,276
#	StarHub, Ltd.	5,997,300	5,136,744
	Straco Corp., Ltd.	130,000	47,051
	Straits Trading Co., Ltd.	11,800	13,422
#	Sunningdale Tech, Ltd.	1,295,460	1,472,977
*	SunVic Chemical Holdings, Ltd.	526,945	1,582
# *	Swiber Holdings, Ltd.	2,895,250	43,240
#	Tuan Sing Holdings, Ltd.	5,503,116	1,169,604
#	UMS Holdings, Ltd.	2,839,175	1,955,473
#	United Industrial Corp., Ltd.	134,969	215,486
	United Overseas Insurance, Ltd.	181,850	855,159
	UOB-Kay Hian Holdings, Ltd.	2,318,060	2,242,954
#	Valuetronics Holdings, Ltd.	3,079,850	1,262,298
	Venture Corp., Ltd.	105,600	1,488,618
	Vicom, Ltd.	568,400	837,450
#	Wee Hur Holdings, Ltd.	2,769,000	399,270
	Wing Tai Holdings, Ltd.	4,165,367	5,459,102
#	Yangzijiang Shipbuilding Holdings, Ltd.	3,862,000	2,600,083
#	Yeo Hiap Seng, Ltd.	223,731	117,832
TOTAL SINGAPORE			171,868,187
TOTAL COMMON STOCKS			1,517,124,236
172

The Asia Pacific Small Company Series
continued

		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
# *	Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	$0
# *	First Sponsor Group, Ltd. Warrants 03/21/29	169,655	26,083
TOTAL SINGAPORE			26,083
TOTAL INVESTMENT SECURITIES (Cost $1,623,607,351)			1,517,150,319

			Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@ §	The DFA Short Term Investment Fund	3,633,899	42,047,846
TOTAL INVESTMENTS — (100.0%) (Cost $1,665,649,023)			$1,559,198,165

SA	Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,882,708	$878,832,114	—	$883,714,822
Hong Kong	740,917	350,357,001	—	351,097,918
New Zealand	—	110,443,309	—	110,443,309
Singapore	—	171,868,187	—	171,868,187
Rights/Warrants
Singapore	—	26,083	—	26,083
Securities Lending Collateral	—	42,047,846	—	42,047,846
TOTAL	$5,623,625	$1,553,574,540	—	$1,559,198,165
173

The United Kingdom Small Company Series

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (2.4%)
*	4imprint Group P.L.C.	151,995	$4,074,844
*	Ascential P.L.C.	566,257	2,027,919
	Bloomsbury Publishing P.L.C.	245,791	813,457
*	Centaur Media P.L.C.	254,249	74,109
#	Cineworld Group P.L.C.	3,566,962	1,319,253
	Daily Mail & General Trust P.L.C., Class A	1,028,577	9,005,039
	Euromoney Institutional Investor P.L.C.	668,864	7,140,753
*	Frontier Developments P.L.C.	13,843	468,226
	Future P.L.C.	30,182	775,992
	Gamma Communications P.L.C.	61,290	1,326,200
#	Hyve Group P.L.C.	1,238,909	818,198
*	ITV P.L.C.	620,898	580,268
	Kin & Carta P.L.C.	615,086	638,197
	Next Fifteen Communications Group P.L.C.	14,014	80,977
	Reach P.L.C.	2,076,966	2,826,498
*	STV Group P.L.C.	4,868	17,218
#	TalkTalk Telecom Group P.L.C.	3,363,045	4,191,469
TOTAL COMMUNICATION SERVICES			36,178,617

CONSUMER DISCRETIONARY — (18.8%)
	888 Holdings P.L.C.	1,839,698	6,393,118
*	AA P.L.C.	3,137,928	926,224
	Bellway P.L.C.	514,084	15,553,702
	Card Factory P.L.C.	837,076	348,851
*	Coats Group P.L.C.	1,995,752	1,469,180
	Countryside Properties P.L.C.	2,813,575	12,288,663
*	Crest Nicholson Holdings P.L.C.	1,863,214	5,298,476
#	Debenhams P.L.C.	6,862,458	0
#	DFS Furniture P.L.C.	1,185,558	3,157,817
# *	Dignity P.L.C.	199,780	1,355,072
	Dixons Carphone P.L.C.	4,761,380	5,935,202
	Domino’s Pizza Group P.L.C.	3,580,555	15,373,097
	Dunelm Group P.L.C.	685,419	11,587,636
*	Frasers Group P.L.C.	1,417,210	6,875,109
	Fuller Smith & Turner P.L.C., Class A	145,156	1,095,065
	Games Workshop Group P.L.C.	205,563	27,635,151
	Gamesys Group P.L.C.	401,119	6,040,899
	GoCo Group P.L.C.	1,974,958	2,465,336
*	Greggs P.L.C.	617,131	10,306,616
*	Gym Group P.L.C. (The)	780,185	1,395,743
	Halfords Group P.L.C.	1,263,022	3,935,462
	Headlam Group P.L.C.	470,877	1,620,491
	Henry Boot P.L.C.	520,199	1,664,483
	Hollywood Bowl Group P.L.C.	228,840	385,537
*	Hostelworld Group P.L.C.	154,128	99,850
*	Inchcape P.L.C.	2,472,981	15,863,472
*	J D Wetherspoon P.L.C.	481,563	5,382,639
*	Joules Group P.L.C.	3,586	4,927
	Lookers P.L.C.	1,317,719	268,869
	Marks & Spencer Group P.L.C.	6,255,546	7,206,889
	Marston’s P.L.C.	4,171,700	2,611,196
*	McCarthy & Stone P.L.C.	2,635,358	4,008,552
*	Mitchells & Butlers P.L.C.	1,525,938	3,099,846
	MJ Gleeson P.L.C.	222,626	1,670,325
	Moneysupermarket.com Group P.L.C.	3,466,544	10,948,861
174

The United Kingdom Small Company Series

continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Motorpoint group P.L.C.	48,046	$174,762
#	N Brown Group P.L.C.	638,577	472,095
	On the Beach Group P.L.C.	849,707	2,368,029
*	Pendragon P.L.C.	3,678,849	617,252
	Pets at Home Group P.L.C.	3,218,903	16,165,286
*	Photo-Me International P.L.C.	1,325,203	840,921
*	Playtech P.L.C.	2,022,505	8,917,989
*	PPHE Hotel Group, Ltd.	9,572	124,757
	Rank Group P.L.C.	956,436	1,116,582
*	Redrow P.L.C.	1,433,942	7,731,267
	Restaurant Group P.L.C. (The)	369,088	193,877
*	Sportech P.L.C.	408,363	93,635
	SSP Group P.L.C.	2,708,721	6,559,194
*	Studio Retail Group P.L.C.	208,556	648,280
	Superdry P.L.C.	205,866	480,265
	Ted Baker P.L.C.	100,022	132,600
	TEN Entertainment Group P.L.C.	5,930	10,293
#	Thomas Cook Group P.L.C.	6,366,734	0
*	TI Fluid Systems P.L.C.	92,158	229,338
	Topps Tiles P.L.C.	702,573	393,479
#	TUI AG	155,118	608,913
	Vertu Motors P.L.C.	812,199	309,707
*	Vistry Group P.L.C.	1,436,468	10,135,723
*	Vitec Group P.L.C. (The)	207,102	1,914,902
*	Vivo Energy P.L.C.	153,141	150,175
	WH Smith P.L.C.	704,933	9,112,564
	William Hill P.L.C.	5,240,138	18,610,224
TOTAL CONSUMER DISCRETIONARY			282,384,465

CONSUMER STAPLES — (6.4%)
*	A.G. Barr P.L.C.	724,463	4,425,493
	Anglo-Eastern Plantations P.L.C.	118,624	733,246
*	Bakkavor Group P.L.C.	98,748	75,520
	Britvic P.L.C.	1,585,438	15,149,864
	C&C Group P.L.C.	425,963	892,468
	Carr’s Group P.L.C.	349,511	453,026
	Cranswick P.L.C.	379,748	15,829,814
	Devro P.L.C.	1,096,272	2,145,340
	Fevertree Drinks P.L.C.	610,255	15,921,225
	Greencore Group P.L.C.	3,440,003	4,027,350
	Hilton Food Group P.L.C.	274,384	4,117,069
	McBride P.L.C.	777,593	617,592
*	McColl’s Retail Group P.L.C.	60,390	16,116
#	Naked Wines P.L.C.	221,368	1,333,742
	Nichols P.L.C.	2,884	45,296
*	Premier Foods P.L.C.	3,352,503	4,017,493
	PZ Cussons P.L.C.	1,740,868	5,225,624
	Stock Spirits Group P.L.C.	1,135,555	3,113,056
	Tate & Lyle P.L.C.	2,442,033	18,825,087
TOTAL CONSUMER STAPLES			96,964,421

ENERGY — (1.8%)
#	Afren P.L.C.	5,446,344	0
*	Cairn Energy P.L.C.	3,772,747	6,782,560
	Diversified Gas & Oil P.L.C.	344,909	501,355
# *	EnQuest P.L.C.	10,035,140	1,240,679
#	Genel Energy P.L.C.	767,136	1,120,923
	Gulf Keystone Petroleum, Ltd.	1,295,706	1,177,255
175

The United Kingdom Small Company Series

continued

		Shares	Value»
ENERGY — (Continued)
	Hunting P.L.C.	849,527	$1,536,875
# *	Hurricane Energy P.L.C.	3,479,397	103,430
*	John Wood Group P.L.C.	3,598,973	9,879,517
*	Lamprell P.L.C.	1,148,964	448,457
# *	Petrofac, Ltd.	838,017	1,291,030
*	Pharos Energy P.L.C.	696,486	112,052
# *	Premier Oil P.L.C.	5,196,268	765,718
*	Rockhopper Exploration P.L.C.	351,659	25,474
*	Savannah Energy P.L.C.	578,711	58,738
	Serica Energy P.L.C.	27,278	37,284
# *	Tullow Oil P.L.C.	8,529,711	2,237,706
TOTAL ENERGY			27,319,053

FINANCIALS — (14.4%)
	AJ Bell P.L.C.	3,154	17,217
	Allied Minds P.L.C.	148,232	69,799
*	Arrow Global Group P.L.C.	940,076	1,525,963
#	Ashmore Group P.L.C.	2,148,411	9,939,726
*	Bank of Georgia Group P.L.C.	258,927	3,011,077
	Beazley P.L.C.	2,964,842	11,302,783
	Brewin Dolphin Holdings P.L.C.	2,161,067	6,802,155
#	Burford Capital, Ltd.	702,282	5,981,998
	Charles Stanley Group P.L.C.	122,025	381,939
	Chesnara P.L.C.	842,577	2,861,823
	City of London Investment Group P.L.C.	5,500	28,637
	Close Brothers Group P.L.C.	1,007,674	14,051,166
	CMC Markets P.L.C.	727,392	3,158,861
*	Georgia Capital P.L.C.	39,517	188,402
	Hastings Group Holdings P.L.C.	2,055,325	6,641,302
*	Hiscox, Ltd.	1,268,750	13,560,668
	IG Group Holdings P.L.C.	2,561,656	25,279,706
	Impax Asset Management Group P.L.C.	2,655	18,659
	IntegraFin Holdings P.L.C.	24,151	152,082
	Intermediate Capital Group P.L.C.	360,821	5,480,627
*	International Personal Finance P.L.C.	772,691	570,957
	Investec P.L.C.	51,352	95,560
*	IP Group P.L.C.	3,933,948	4,064,345
	Jupiter Fund Management P.L.C.	3,029,637	9,127,607
*	Just Group P.L.C.	6,436,185	3,513,523
	Lancashire Holdings, Ltd.	1,430,682	11,806,704
	Liontrust Asset Management P.L.C.	42,739	691,246
	Man Group P.L.C.	10,338,145	14,426,511
	Numis Corp. P.L.C.	252,760	974,575
*	OneSavings Bank P.L.C.	639,222	2,549,823
	Paragon Banking Group P.L.C.	1,977,665	7,588,565
	Plus500, Ltd.	533,955	10,233,087
	Polar Capital Holdings P.L.C.	57,714	384,470
*	Provident Financial P.L.C.	955,809	2,878,253
	Quilter P.L.C.	10,292,590	16,341,140
	Rathbone Brothers P.L.C.	319,671	6,017,254
	River & Mercantile Group P.L.C.	10,512	20,001
	S&U P.L.C.	23,164	500,962
	Sabre Insurance Group P.L.C.	64,922	192,820
*	Saga P.L.C.	379,729	679,722
	Sanne Group P.L.C.	20,968	164,770
*	TBC Bank Group P.L.C.	16,116	192,001
	TP ICAP P.L.C.	3,195,385	7,912,656
# *	Virgin Money UK P.L.C.	3,981,734	4,828,185
176

The United Kingdom Small Company Series

continued

		Shares	Value»
FINANCIALS — (Continued)
	Waterloo Investment Holdings, Ltd.	4,000	$0
TOTAL FINANCIALS			216,209,327

HEALTH CARE — (3.6%)
	Advanced Medical Solutions Group P.L.C	104,886	285,355
	Alliance Pharma P.L.C.	1,538,485	1,464,820
	CareTech Holdings P.L.C.	252,452	1,484,754
# *	Circassia Group P.L.C.	202,629	56,824
	Clinigen Group P.L.C.	168,737	1,316,447
	ConvaTec Group P.L.C.	2,580,710	6,041,265
	CVS Group P.L.C.	366,703	5,879,015
	EMIS Group P.L.C.	273,584	3,528,934
	Genus P.L.C.	25,591	1,360,026
*	Horizon Discovery Group P.L.C.	142,513	163,990
*	Indivior P.L.C.	3,144,193	4,492,407
	Integrated Diagnostics Holdings P.L.C.	326,047	1,146,136
	Mediclinic International P.L.C.	2,438,263	8,928,168
*	PureTech Health P.L.C.	29,238	98,323
	Spire Healthcare Group P.L.C.	1,700,130	2,621,130
	UDG Healthcare P.L.C.	1,067,968	10,037,850
*	Vectura Group P.L.C.	4,206,706	5,612,511
TOTAL HEALTH CARE			54,517,955

INDUSTRIALS — (29.8%)
	Aggreko P.L.C.	1,481,487	8,443,902
	Air Partner P.L.C.	253,425	211,850
	Avon Rubber P.L.C.	210,277	10,711,700
	Babcock International Group P.L.C.	2,966,254	8,356,192
*	Balfour Beatty P.L.C.	4,677,048	12,925,786
	Begbies Traynor Group P.L.C.	44,955	48,654
	Biffa P.L.C.	1,106,134	3,097,769
	Bodycote P.L.C.	1,288,277	10,863,830
	Braemar Shipping Services P.L.C.	91,109	145,118
	Chemring Group P.L.C.	1,806,230	6,114,590
	Clarkson P.L.C.	195,112	5,081,897
	Clipper Logistics P.L.C.	198,686	1,121,106
#	Costain Group P.L.C.	237,261	100,483
*	De La Rue P.L.C.	449,522	786,274
*	Dialight P.L.C.	89,929	315,178
	Diploma P.L.C.	775,767	22,338,566
	easyJet P.L.C.	129,511	849,261
	Electrocomponents P.L.C.	2,625,523	23,051,598
*	Firstgroup P.L.C.	7,913,986	4,211,067
*	G4S P.L.C.	9,287,044	24,489,186
	Galliford Try Holdings P.L.C.	463,722	428,879
	Go-Ahead Group P.L.C. (The)	276,719	2,099,492
	Goodwin P.L.C.	383	14,787
*	Grafton Group P.L.C.	1,582,491	13,757,361
*	Hays P.L.C.	9,080,700	12,539,176
	HomeServe P.L.C.	43,373	621,597
*	Howden Joinery Group P.L.C.	1,721,333	14,211,059
	IMI P.L.C.	1,740,984	23,344,076
	Industrial and Commercial Holding Group, Ltd.	5,000	0
#	Interserve P.L.C.	629,566	0
	James Fisher & Sons P.L.C.	316,172	4,647,106
	James Halstead P.L.C.	4,536	27,460
	JET2 P.L.C.	403,306	4,443,307
	John Laing Group P.L.C.	2,506,978	9,149,093
177

The United Kingdom Small Company Series

continued

		Shares	Value»
INDUSTRIALS — (Continued)
# *	John Menzies P.L.C.	349,123	$479,536
*	Johnson Service Group P.L.C.	189,295	213,670
	Keller Group P.L.C.	487,477	3,206,793
# *	Kier Group P.L.C.	773,329	472,586
	Luceco P.L.C.	249,615	737,246
*	Mears Group P.L.C.	686,588	937,356
*	Meggitt P.L.C.	2,696,622	9,555,458
	Mitie Group P.L.C.	6,831,237	2,488,759
*	Morgan Advanced Materials P.L.C.	1,910,633	6,190,944
*	Morgan Sindall Group P.L.C.	240,008	3,429,323
*	National Express Group P.L.C.	2,738,577	5,312,613
	Norcros P.L.C.	127,011	286,476
*	Pagegroup P.L.C.	2,063,842	9,561,297
	PayPoint P.L.C.	409,596	2,673,064
*	Polypipe Group P.L.C.	1,453,505	8,654,480
	Porvair P.L.C.	18,060	118,841
	QinetiQ Group P.L.C.	3,957,841	12,122,109
	Redde Northgate P.L.C.	1,996,988	4,593,994
	Renew Holdings P.L.C.	23,297	130,561
	Renewi P.L.C.	6,048,378	1,673,456
	Ricardo P.L.C.	291,046	1,361,035
	Robert Walters P.L.C.	392,744	2,031,826
	Rotork P.L.C.	5,397,898	19,667,000
	Royal Mail P.L.C.	5,277,907	15,535,071
*	RPS Group P.L.C.	940,773	619,227
	RWS Holdings P.L.C.	7,642	55,277
*	Senior P.L.C.	2,283,856	1,624,511
*	Serco Group P.L.C.	1,035,024	1,729,922
	Severfield P.L.C.	1,090,941	781,376
*	SIG P.L.C.	4,812,384	1,496,896
	Signature Aviation P.L.C.	5,602,723	17,156,548
	Smart Metering Systems P.L.C.	424,453	3,192,642
	Speedy Hire P.L.C.	3,123,066	2,133,779
	Stagecoach Group P.L.C.	2,523,684	1,242,773
	SThree P.L.C.	766,760	2,444,696
# *	Stobart Group, Ltd.	1,517,493	363,444
	T Clarke P.L.C.	64,142	70,157
*	Travis Perkins P.L.C.	1,545,039	21,219,992
	Trifast P.L.C.	524,611	821,943
*	Tyman P.L.C.	935,887	3,236,098
	Ultra Electronics Holdings P.L.C.	588,864	14,367,628
	Vesuvius P.L.C.	1,512,776	7,824,947
	Volex P.L.C.	341,719	1,067,453
	Volution Group P.L.C.	383,473	964,335
	Vp P.L.C.	156,511	1,231,314
*	Weir Group P.L.C (The)	852,580	15,839,014
*	Wilmington P.L.C.	334,384	556,507
	Wincanton P.L.C.	636,980	1,716,489
	XP Power, Ltd.	101,307	5,250,651
TOTAL INDUSTRIALS			446,988,513

INFORMATION TECHNOLOGY — (7.9%)
*	Capita P.L.C.	7,411,267	2,367,065
	Computacenter P.L.C.	542,204	16,015,027
	DiscoverIE Group P.L.C.	469,189	3,494,264
*	Equiniti Group P.L.C.	2,329,628	3,116,559
	FDM Group Holdings P.L.C.	376,531	4,861,270
	First Derivatives P.L.C.	10,491	398,857
*	IDOX P.L.C.	79,223	50,788
178

The United Kingdom Small Company Series

continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	iomart Group P.L.C.	182,629	$743,075
*	IQE P.L.C.	333,707	236,716
	Kainos Group P.L.C.	377,423	6,053,395
	Learning Technologies Group PLC	70,904	115,397
*	Micro Focus International P.L.C.	470,229	1,319,484
	NCC Group P.L.C.	1,623,101	3,851,825
*	Oxford Instruments P.L.C.	363,272	7,472,156
*	Renishaw P.L.C.	149,386	10,838,164
*	RM P.L.C.	351,353	783,330
*	SDL P.L.C.	489,520	4,378,410
	Softcat P.L.C.	810,023	11,808,219
	Spectris P.L.C.	668,518	21,456,266
	Spirent Communications P.L.C.	4,124,361	15,483,840
#	Strix Group P.L.C.	181,909	529,133
*	Telit Communications P.L.C.	82,391	142,879
*	TT Electronics P.L.C.	1,027,059	2,607,953
*	Xaar P.L.C.	197,087	334,520
TOTAL INFORMATION TECHNOLOGY			118,458,592

MATERIALS — (7.1%)
	Anglo Pacific Group P.L.C.	1,065,073	1,457,442
	Castings P.L.C.	165,113	684,361
	Centamin P.L.C.	8,142,932	13,095,860
	Central Asia Metals P.L.C.	502,566	1,097,260
*	Elementis P.L.C.	2,934,605	2,828,554
*	Essentra P.L.C.	1,625,038	5,186,055
	Ferrexpo P.L.C.	1,920,094	4,738,422
*	Forterra P.L.C.	1,374,279	3,214,892
*	Gem Diamonds, Ltd.	384,962	183,348
	Hill & Smith Holdings P.L.C.	530,996	8,258,048
*	Hochschild Mining P.L.C.	1,698,439	4,844,915
*	Ibstock P.L.C.	2,582,634	5,371,062
#	KAZ Minerals P.L.C.	1,557,504	12,707,831
*	Marshalls P.L.C.	1,446,763	12,534,531
	Pan African Resources P.L.C.	82,045	20,819
*	Petropavlovsk P.L.C.	838,033	290,265
	Rhi Magnesita NV	106,613	3,537,477
# *	Scapa Group P.L.C.	89,332	140,049
*	SolGold P.L.C.	386,507	171,474
	Synthomer P.L.C.	2,272,816	11,106,463
	Victrex P.L.C.	601,744	14,378,852
	Zotefoams P.L.C.	95,899	510,420
TOTAL MATERIALS			106,358,400

REAL ESTATE — (4.2%)
	Capital & Counties Properties P.L.C.	45,504	61,672
	CLS Holdings P.L.C.	684,455	1,757,876
*	Foxtons Group P.L.C.	1,119,745	493,270
	Grainger P.L.C.	4,445,647	16,105,781
	Harworth Group P.L.C.	30,680	36,087
	Helical P.L.C.	776,089	3,418,519
*	IWG P.L.C.	4,189,134	13,741,153
*	LSL Property Services P.L.C.	410,800	1,090,698
# *	Purplebricks Group P.L.C.	65,365	48,621
*	Raven Property Group, Ltd.	871,934	271,163
*	Savills P.L.C.	989,876	10,661,251
	St. Modwen Properties P.L.C.	2,715,246	11,661,984
	U & I Group P.L.C.	729,169	529,165
179

The United Kingdom Small Company Series

continued

		Shares	Value»
	REAL ESTATE — (Continued)
	Urban & Civic P.L.C.	659,309	$1,751,100
#	Watkin Jones P.L.C.	521,040	904,582
	TOTAL REAL ESTATE		62,532,922

	UTILITIES — (1.5%)
*	Centrica P.L.C.	11,333,133	5,458,000
	ContourGlobal P.L.C.	6,119	15,307
	Drax Group P.L.C.	2,382,905	9,125,006
	Telecom Plus P.L.C.	425,895	7,335,722
	TOTAL UTILITIES		21,934,035
	TOTAL COMMON STOCKS		1,469,846,300

	PREFERRED STOCKS — (0.0%)

	CONSUMER STAPLES — (0.0%)
	McBride P.L.C.	8,553,523	11,081

	TOTAL INVESTMENT SECURITIES
	(Cost $1,646,994,406)		1,469,857,381

			Value†
	SECURITIES LENDING COLLATERAL — (2.1%)
@ §	The DFA Short Term Investment Fund	2,700,372	31,246,001
	TOTAL INVESTMENTS — (100.0%)
	(Cost $1,678,233,510)		$1,501,103,382

P.L.C.	Public Limited Company
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$36,178,617	—	$36,178,617
Consumer Discretionary	—	282,384,465	—	282,384,465
Consumer Staples	—	96,964,421	—	96,964,421
Energy	—	27,319,053	—	27,319,053
Financials	—	216,209,327	—	216,209,327
Health Care	—	54,517,955	—	54,517,955
Industrials	—	446,988,513	—	446,988,513
Information Technology	—	118,458,592	—	118,458,592
Materials	—	106,358,400	—	106,358,400
Real Estate	—	62,532,922	—	62,532,922
Utilities	—	21,934,035	—	21,934,035
Preferred Stocks
Consumer Staples	—	11,081	—	11,081
Securities Lending Collateral	—	31,246,001	—	31,246,001
TOTAL	—	$1,501,103,382	—	$1,501,103,382
180

The Continental Small Company Series

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (92.5%)
AUSTRIA — (3.1%)
	Agrana Beteiligungs AG	83,141	$1,502,391
	ANDRITZ AG	477,958	16,119,887
#	AT&S Austria Technologie & Systemtechnik AG	181,572	3,300,326
	Atrium European Real Estate, Ltd.	996,680	2,368,971
* Ω	BAWAG Group AG	19,090	701,084
	CA Immobilien Anlagen AG	497,492	13,665,379
# *	DO & CO AG	47,356	1,720,473
	EVN AG	235,387	3,759,499
# *	FACC AG	144,102	790,597
# *	Flughafen Wien AG	30,811	727,638
# *	IMMOFINANZ AG	670,468	8,991,110
	Josef Manner & Co. AG	870	106,965
# *	Kapsch TrafficCom AG	34,259	446,884
# *	Lenzing AG	87,183	6,102,795
	Mayr Melnhof Karton AG	56,619	9,249,032
*	Oberbank AG	33,465	3,258,653
#	Oesterreichische Post AG	242,639	7,705,701
	Palfinger AG	98,449	2,278,726
# *	POLYTEC Holding AG	102,244	619,539
# *	Porr AG	74,767	998,164
#	Rosenbauer International AG	21,100	730,041
#	S IMMO AG	364,509	5,386,179
	Schoeller-Bleckmann Oilfield Equipment AG	71,621	1,735,766
*	Semperit AG Holding	69,672	1,788,850
*	Strabag SE	110,874	3,216,554
	Telekom Austria AG	1,099,338	7,394,267
	UBM Development AG	21,002	658,580
	UNIQA Insurance Group AG	993,126	5,593,821
#	Vienna Insurance Group AG Wiener Versicherung Gruppe	294,815	5,986,028
	voestalpine AG	640,995	17,824,068
	Wienerberger AG	617,965	15,599,443
	Zumtobel Group AG	186,383	1,041,800
TOTAL AUSTRIA			151,369,211

BELGIUM — (3.1%)
*	Ackermans & van Haaren NV	171,330	21,089,598
*	AGFA-Gevaert NV	1,318,062	5,011,455
#	Atenor	22,537	1,350,173
	Banque Nationale de Belgique	87	164,765
	Barco NV	456,527	7,161,557
	Bekaert SA	249,535	5,307,678
# * Ω	Biocartis Group NV	227,423	988,833
*	bpost SA	618,441	5,480,246
# *	Celyad SA	42,190	310,994
*	Cie d’Entreprises CFE	49,587	3,070,677
*	Deceuninck NV	435,935	764,146
	D’ieteren SA	194,540	9,746,440
# *	Econocom Group SA	727,792	1,601,273
	Elia Group SA	132,252	12,791,554
	Euronav NV	1,353,879	9,892,610
	EVS Broadcast Equipment SA	69,287	996,018
# *	Exmar NV	145,690	378,832
	Fagron	280,259	6,222,050
	Gimv NV	107,716	5,624,951
#	Immobel SA	22,042	1,526,709
#	Ion Beam Applications	125,553	1,642,650
*	Jensen-Group NV	20,961	478,938
181

The Continental Small Company Series

continued

		Shares	Value»
BELGIUM — (Continued)
# *	Kinepolis Group NV	92,310	$2,344,872
#	Lotus Bakeries NV	1,741	6,812,446
# *	MDxHealth	69,016	58,554
	Melexis NV	111,148	8,460,461
# *	Ontex Group NV	437,178	4,836,640
	Orange Belgium SA	201,488	3,357,792
# *	Oxurion NV	128,049	365,745
#	Picanol	26,722	1,675,828
	Recticel SA	272,024	2,672,288
	Resilux	5,788	883,620
*	Roularta Media Group NV	19,318	270,031
# *	Sioen Industries NV	57,436	1,469,690
*	Sipef NV	36,491	1,816,906
	Telenet Group Holding NV	156,890	6,034,063
	TER Beke SA	3,565	397,071
*	Tessenderlo Group SA	212,780	7,242,906
	Van de Velde NV	38,938	991,417
	Viohalco SA	498,361	1,596,539
TOTAL BELGIUM			152,889,016

DENMARK — (5.8%)
*	ALK-Abello A.S.	43,541	14,568,510
*	Alm Brand A.S.	554,009	6,336,894
*	Bang & Olufsen A.S.	614,019	1,713,944
*	BankNordik P/F	10,800	192,203
*	Bavarian Nordic A.S.	284,799	7,551,754
*	Brodrene Hartmann A.S.	16,148	1,294,255
# *	Columbus A.S.	430,058	551,797
	D/S Norden A.S.	206,817	2,940,861
*	Dfds A.S.	298,529	11,167,323
	Djurslands Bank A.S.	8,970	370,011
# *	Drilling Co. of 1972 A.S. (The)	65,213	1,231,914
*	FLSmidth & Co. A.S.	250,483	6,399,438
	Fluegger Group A.S.	4,198	305,187
*	GronlandsBANKEN A.S.	1,125	98,644
	H Lundbeck A.S.	325	9,162
*	H+H International A.S., Class B	111,938	2,170,792
*	Harboes Bryggeri A.S., Class B	9,576	88,572
# *	ISS A.S.	467,064	6,064,160
*	Jeudan A.S.	38,740	1,328,024
*	Jyske Bank A.S.	490,075	14,603,311
	Lan & Spar Bank	4,981	366,977
*	Matas A.S.	239,471	2,673,401
* Ω	Netcompany Group A.S.	6,425	534,400
*	Nilfisk Holding A.S.	166,181	2,278,902
*	NKT A.S.	202,178	5,496,495
Ω	NNIT A.S.	69,757	1,176,734
	Pandora A.S.	469,106	37,213,911
*	Parken Sport & Entertainment A.S.	22,148	222,086
	Per Aarsleff Holding A.S.	140,513	5,359,753
	Ringkjoebing Landbobank A.S.	196,930	15,004,613
# *	Roblon A.S., Class B	973	26,982
	Rockwool International A.S., Class A	792	276,963
	Rockwool International A.S., Class B	18,728	7,330,470
	Royal Unibrew A.S.	345,044	33,644,924
	RTX A.S.	56,813	1,825,086
Ω	Scandinavian Tobacco Group A.S., Class A	388,052	5,481,165
	Schouw & Co., A.S.	89,926	7,830,930
	SimCorp A.S.	278,224	33,184,785
182

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continued

		Shares	Value»
DENMARK — (Continued)
	Solar A.S., Class B	38,054	$1,803,894
*	Spar Nord Bank A.S.	596,853	5,142,512
*	Sydbank A.S.	498,467	8,524,630
*	Tivoli A.S.	9,878	1,009,422
	Topdanmark A.S.	464,847	18,203,120
#	TORM P.L.C.	189,104	1,212,061
#	United International Enterprises, Ltd.	10,336	2,193,430
# *	Vestjysk Bank A.S.	1,931,528	835,856
*	Zealand Pharma A.S.	183,481	6,155,882
TOTAL DENMARK			283,996,140

FINLAND — (6.5%)
	Ahlstrom-Munksjo Oyj	199,960	4,186,594
*	Aktia Bank Oyj	324,379	3,349,783
# *	Alandsbanken Abp, Class B	20,869	495,414
	Alma Media Oyj	129,772	1,154,565
#	Altia Oyj	12,029	129,724
	Apetit Oyj	19,668	207,547
	Aspo Oyj	103,690	739,241
	Atria Oyj	89,419	966,895
# *	BasWare Oyj	51,269	2,212,931
# *	Bittium Oyj	204,447	1,409,833
	Cargotec Oyj, Class B	284,301	9,772,129
*	Caverion Oyj	681,392	4,480,102
#	Citycon Oyj	477,252	3,673,969
	Digia Oyj	75,945	605,893
Ω	Enento Group Oyj	1,406	52,889
# *	Finnair Oyj	4,731,016	2,017,776
	Fiskars Oyj Abp	211,905	3,179,020
*	F-Secure Oyj	647,558	2,645,817
*	Glaston Oyj ABP	9,217	6,439
*	HKScan Oyj, Class A	247,021	540,149
	Huhtamaki Oyj	684,659	33,443,893
	Ilkka-Yhtyma Oyj	58,887	227,670
	Kemira Oyj	734,431	9,073,094
	Kesko Oyj, Class A	117,899	2,891,466
	Kesko Oyj, Class B	614,030	15,756,365
	Kojamo Oyj	25,990	535,725
	Konecranes Oyj	464,401	14,612,298
	Lassila & Tikanoja Oyj	209,178	3,165,681
# *	Lehto Group Oyj	106,569	165,831
*	Marimekko Oyj	247	10,056
	Metsa Board Oyj	1,399,923	11,745,805
	Metso Outotec Oyj	3,973,290	28,009,583
	Neles Oyj	667,333	8,936,541
#	Nokian Renkaat Oyj	542,115	16,658,068
	Olvi Oyj, Class A	95,688	5,001,345
	Oriola Oyj, Class A	6,054	13,855
	Oriola Oyj, Class B	914,957	1,928,536
	Orion Oyj, Class A	143,951	6,202,933
	Orion Oyj, Class B	515,971	22,083,355
# *	Outokumpu Oyj	2,284,505	5,700,754
*	Pihlajalinna Oyj	77,064	791,580
#	Ponsse Oyj	73,654	2,347,444
*	QT Group Oyj	56,327	2,720,954
	Raisio Oyj, Class V	978,527	3,474,971
#	Rapala VMC Oyj	113,078	360,870
	Raute Oyj, Class A	2,644	60,993
	Revenio Group Oyj	129,671	5,307,917
183

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continued

		Shares	Value»
FINLAND — (Continued)
	Sanoma Oyj	746,895	$10,993,260
*	Stockmann Oyj Abp, Class B	9,005	8,649
*	Teleste Oyj	52,966	246,853
Ω	Terveystalo Oyj	19,868	223,983
	TietoEVRY Oyj	427,532	10,664,347
	Tikkurila Oyj	243,447	3,894,136
	Tokmanni Group Corp.	342,463	5,438,418
	Uponor Oyj	387,896	7,232,171
#	Vaisala Oyj, Class A	120,241	5,005,947
	Valmet Oyj	889,683	21,233,990
*	Viking Line Abp	7,869	147,558
#	Wartsila Oyj Abp	482,432	3,833,798
#	YIT Oyj	1,333,556	7,035,700
TOTAL FINLAND			319,013,103

FRANCE — (10.1%)
	ABC arbitrage	80,252	663,394
# *	Air France-KLM	1,233,305	4,042,686
*	Akka Technologies	78,596	1,436,828
#	AKWEL	61,489	1,112,064
	Albioma SA	191,797	8,941,842
Ω	ALD SA	21,119	227,471
	Altamir	136,094	2,870,153
*	Alten SA	164,730	13,189,687
# *	Amplitude Surgical SAS	19,526	46,872
	Assystem SA	61,967	1,589,449
	Aubay	41,374	1,391,588
*	Axway Software SA	38,973	912,818
*	Bastide le Confort Medical	18,680	990,660
	Beneteau SA	236,902	2,178,271
# *	Bigben Interactive	94,289	1,544,810
	Boiron SA	39,840	1,782,148
	Bonduelle SCA	93,424	2,014,250
# *	Bourbon Corp.	28,851	0
	Burelle SA	1,134	673,760
# *	Casino Guichard Perrachon SA	271,603	6,118,457
# *	Catering International Services	14,124	155,270
*	Cegedim SA	32,518	842,369
*	CGG SA	4,564,631	2,572,412
#	Chargeurs SA	123,532	2,407,874
	Cie des Alpes	68,915	1,084,259
	Cie Plastic Omnium SA	397,771	9,051,894
*	Coface SA	666,148	5,204,730
	Derichebourg SA	674,728	1,981,937
*	Devoteam SA	34,374	3,904,689
	Electricite de Strasbourg SA	21,351	2,873,129
# Ω	Elior Group SA	635,131	2,395,405
*	Elis SA	1,122,246	12,308,589
# *	Eramet SA	50,163	1,332,222
# *	Erytech Pharma SA	3,609	18,750
*	Esso SA Francaise	8,347	86,754
# *	Etablissements Maurel et Prom SA	294,902	410,565
Ω	Euronext NV	256,149	26,670,617
# * Ω	Europcar Mobility Group	597,288	389,701
#	Eutelsat Communications SA	1,232,764	12,399,192
*	Exel Industries, Class A	10,459	476,207
*	Faurecia SE	238,982	9,063,619
	Fleury Michon SA	5,703	158,675
*	Fnac Darty SA	121,981	5,239,385
184

The Continental Small Company Series

continued

		Shares	Value»
FRANCE — (Continued)
*	Gaumont SA	11,350	$1,319,748
	Gaztransport Et Technigaz SA	130,815	12,539,500
#	GEA	2,433	297,534
*	GL Events	58,364	475,591
*	Groupe Crit	23,123	1,419,889
#	Groupe Gorge	4,320	60,423
*	Groupe Open	30,206	522,591
*	Groupe SFPI	21,754	29,032
	Guerbet	38,504	1,301,190
	Haulotte Group SA	73,020	335,395
*	HERIGE SADCS	1,322	36,032
*	HEXAOM	15,908	555,685
*	ID Logistics Group	14,640	3,411,852
#	Imerys SA	208,694	6,238,056
# *	Ingenico Group SA	410,246	58,983,247
# *	Innate Pharma SA	15,558	61,664
	IPSOS	248,613	6,110,557
	Jacquet Metals SA	87,314	1,008,638
*	JCDecaux SA	95,199	1,469,334
#	Kaufman & Broad SA	122,744	4,374,190
# *	Korian SA	466,206	13,134,150
# *	Lagardere SCA	603,838	13,204,968
	Laurent-Perrier	13,890	1,142,009
*	Le Belier	10,566	469,909
	Lectra	166,120	3,824,099
	Linedata Services	14,505	427,723
*	LISI	114,546	1,853,655
	LNA Sante SA	33,206	1,713,468
* Ω	Maisons du Monde SA	283,561	3,793,977
# *	Manitou BF SA	66,010	1,306,912
	Manutan International	15,102	956,266
*	Mersen SA	115,668	3,000,970
*	METabolic EXplorer SA	142,767	257,135
*	Metropole Television SA	242,637	2,665,242
*	Nexans SA	213,757	10,380,567
	Nexity SA	297,674	8,357,540
# *	Nicox	145,865	585,069
*	NRJ Group	85,587	548,255
*	Oeneo SA	128,172	1,658,643
*	OL Groupe SA	10,735	23,764
# *	Onxeo SA	88,887	62,174
# *	Onxeo SA	48,958	34,449
# *	Pierre & Vacances SA	29,600	325,116
*	Plastivaloire	14,341	51,250
	Quadient SA	240,798	3,137,958
# *	Rallye SA	84,466	321,162
# *	Recylex SA	102,008	164,662
*	Rexel SA	2,168,743	22,833,968
#	Robertet SA	2,749	3,042,701
*	Rothschild & Co.	112,843	2,896,403
	Rubis SCA	510,543	16,786,552
	Samse SA	8,068	1,314,989
*	Savencia SA	33,976	1,900,104
*	SCOR SE	157,962	3,836,146
	Seche Environnement SA	18,630	750,918
	SES SA	898,721	7,178,376
	Societe BIC SA	174,241	8,346,253
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	56,151	4,011,439
*	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	84,444
185

The Continental Small Company Series

continued

		Shares	Value»
FRANCE — (Continued)
	Societe pour l’Informatique Industrielle	41,811	$803,924
*	SOITEC	131,953	18,718,831
# *	Solocal Group	68,141,932	1,514,932
	Somfy SA	95,165	13,246,949
*	Sopra Steria Group	108,873	12,946,258
# *	SPIE SA	839,574	13,212,153
* Ω	SRP Groupe SA	56,827	73,417
*	Stef SA	26,545	1,948,005
#	Sword Group	33,570	1,184,646
*	Synergie SA	67,143	1,997,383
*	Tarkett SA	212,520	2,574,613
# *	Television Francaise 1	493,257	2,896,288
#	TFF Group	8,999	238,899
	Thermador Groupe	37,127	2,498,902
#	Tikehau Capital SCA	4,843	106,582
	Total Gabon	3,883	482,417
	Trigano SA	53,337	7,081,307
	Union Financiere de France BQE SA	18,515	396,319
# *	Vallourec SA	49,247	686,302
*	Valneva SE	69,195	490,982
#	Vetoquinol SA	16,496	1,557,363
	Vicat SA	126,485	3,889,012
	VIEL & Cie SA	162,802	961,375
	Vilmorin & Cie SA	35,656	1,862,838
*	Virbac SA	21,378	4,975,016
*	Vranken-Pommery Monopole SA	16,787	258,133
*	XPO Logistics Europe SADIR	33	9,573
TOTAL FRANCE			496,301,404

GERMANY — (14.0%)
	1&1 Drillisch AG	195,276	4,112,897
	7C Solarparken AG	20,272	88,420
*	Aareal Bank AG	462,545	7,992,181
# * Ω	ADLER Group SA	418,892	10,530,806
*	ADVA Optical Networking SE	355,643	2,730,424
# *	AIXTRON SE	499,356	5,623,366
#	All for One Group SE	4,222	229,835
	Allgeier SE	45,266	2,741,717
*	Amadeus Fire AG	12,166	1,264,041
	Atoss Software AG	4,770	666,788
	Aurubis AG	296,684	18,979,902
	Basler AG	31,331	1,868,233
*	Bauer AG	71,621	751,237
	BayWa AG	105,190	3,251,278
	BayWa AG	124	4,381
	Bechtle AG	7,240	1,243,228
	Bertrandt AG	36,691	1,258,288
	bet-at-home.com AG	20,016	727,664
*	Bijou Brigitte AG	22,688	527,133
#	Bilfinger SE	193,165	3,540,953
	Borussia Dortmund GmbH & Co. KGaA	562,262	2,760,766
#	CANCOM SE	203,056	8,027,566
# *	CECONOMY AG	1,057,295	4,676,036
*	CENIT AG	53,174	740,329
*	Centrotec SE	19,983	368,124
	Cewe Stiftung & Co. KGAA	43,389	4,135,960
*	comdirect bank AG	193,071	3,117,983
*	Commerzbank AG	2,402,275	11,370,716
	CompuGroup Medical SE & Co. KgaA	178,844	15,366,259
186

The Continental Small Company Series

continued

		Shares	Value»
GERMANY — (Continued)
# *	Corestate Capital Holding SA	77,099	$1,120,855
	CropEnergies AG	177,529	2,416,957
# *	CTS Eventim AG & Co. KGaA	411,788	18,253,469
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	594,947
	Deutsche Beteiligungs AG	95,044	3,094,860
# *	Deutsche EuroShop AG	320,657	4,049,921
* Ω	Deutsche Pfandbriefbank AG	1,030,684	6,298,657
*	Deutz AG	1,015,496	5,216,756
*	Dialog Semiconductor P.L.C.	601,965	22,949,251
	DIC Asset AG	419,726	4,830,819
	DMG Mori AG	12,716	600,490
#	Dr Hoenle AG	35,520	1,976,742
#	Draegerwerk AG & Co. KGaA	20,476	1,463,639
	Duerr AG	407,164	11,709,378
	Eckert & Ziegler Strahlen- und Medizintechnik AG	103,812	4,752,727
# *	EDAG Engineering Group AG	51,353	482,590
	Elmos Semiconductor SE	34,207	756,555
# *	ElringKlinger AG	186,329	1,884,301
	Energiekontor AG	2,316	94,736
*	Evotec SE	11,637	307,532
# *	Ferratum Oyj	39,731	182,082
*	Fielmann AG	116,805	8,847,043
	First Sensor AG	39,865	1,866,239
	FORTEC Elektronik AG	372	6,759
*	Francotyp-Postalia Holding AG, Class A	55,619	198,331
# *	Fraport AG Frankfurt Airport Services Worldwide	66,888	2,419,238
	Freenet AG	930,432	16,483,578
	Fuchs Petrolub SE	99,423	3,810,679
	GEA Group AG	847,030	28,209,232
	Gerresheimer AG	254,880	25,621,653
	Gesco AG	55,404	736,134
	GFT Technologies SE	123,639	1,330,738
	Grand City Properties SA	803,479	18,237,829
*	H&R GmbH & Co. KGaA	71,674	346,503
	Hamburger Hafen und Logistik AG	188,498	3,159,967
	Hawesko Holding AG	52	2,395
*	Heidelberger Druckmaschinen AG	1,919,653	1,074,431
*	Hella GmbH & Co KGaA	241,744	10,555,427
*	Highlight Communications AG	98,406	421,841
#	Hochtief AG	584	42,962
*	HolidayCheck Group AG	216,960	414,194
	Hornbach Baumarkt AG	51,444	2,031,867
	Hornbach Holding AG & Co. KGaA	39,996	3,849,353
	Hugo Boss AG	382,229	8,763,410
*	Hypoport SE	2,382	1,247,178
	Indus Holding AG	134,558	3,980,916
* Ω	Instone Real Estate Group AG	1,800	37,248
	IVU Traffic Technologies AG	50,314	796,297
#	Jenoptik AG	383,317	9,459,258
* Ω	JOST Werke AG	5,660	212,334
#	K+S AG	1,222,757	8,192,347
# *	Kloeckner & Co. SE	502,895	2,826,258
# *	Koenig & Bauer AG	95,347	1,969,320
	Krones AG	113,425	6,480,860
	KSB SE & Co. KGaA	3,439	1,009,049
	KWS Saat SE & Co., KGaA	80,774	5,948,290
	Lanxess AG	597,294	30,293,412
	Leifheit AG	60,321	2,373,328
# *	Leoni AG	201,321	1,227,298
187

The Continental Small Company Series

continued

		Shares	Value»
GERMANY — (Continued)
	LPKF Laser & Electronics AG	88,339	$1,670,823
# *	Manz AG	28,275	949,250
*	Mediclin AG	88,966	397,813
# *	Medigene AG	116,971	449,582
	METRO AG	553,216	5,417,827
	MLP SE	419,059	2,330,185
	New Work SE	20,153	5,258,187
	Nexus AG	87,391	4,869,114
*	Nordex SE	508,398	7,326,584
	Norma Group SE	231,101	7,173,437
# *	OHB SE	37,995	1,503,112
#	Patrizia AG	349,841	7,962,739
	Pfeiffer Vacuum Technology AG	49,021	8,940,942
	PNE AG	493,007	3,459,090
*	Progress-Werk Oberkirch AG	8,558	163,511
# *	ProSiebenSat.1 Media SE	1,254,182	13,997,275
	PSI Software AG	50,278	1,404,061
#	q.beyond AG	768,941	1,082,930
*	R Stahl AG	14,952	339,702
	Rheinmetall AG	313,337	22,899,837
	Rocket Internet SE	473,718	10,245,361
# *	RTL Group SA	52,987	2,013,345
# *	S&T AG	335,113	6,063,625
*	SAF-Holland SE	320,332	2,723,198
*	Salzgitter AG	262,490	3,818,882
*	Schaltbau Holding AG	32,728	903,732
	Schloss Wachenheim AG	8,017	143,813
	Secunet Security Networks AG	6,248	1,742,023
# *	SGL Carbon SE	298,485	950,391
* Ω	Shop Apotheke Europe NV	24,816	4,117,807
	Siltronic AG	146,283	13,843,536
*	Sixt SE	95,154	7,189,340
*	SMA Solar Technology AG	69,928	3,028,599
# *	SMT Scharf AG	11,942	98,759
	Softing AG	14,914	82,499
	Software AG	359,622	12,903,825
	Stabilus SA	170,155	9,646,647
	STRATEC SE	24,591	3,609,242
*	Stroeer SE & Co. KGaA	198,823	14,372,402
	Suedzucker AG	522,404	7,518,202
*	SUESS MicroTec SE	134,313	2,416,706
*	Surteco Group SE	46,502	1,169,159
*	Syzygy AG	2,030	11,572
#	TAG Immobilien AG	954,559	28,130,494
*	Takkt AG	209,522	2,226,551
# *	Technotrans SE	46,673	935,130
# * Ω	Tele Columbus AG	327,138	805,133
	Traffic Systems SE	35,766	1,083,125
	VERBIO Vereinigte BioEnergie AG	157,195	3,358,238
*	Vossloh AG	66,029	2,411,593
	Wacker Chemie AG	58,418	5,635,704
*	Wacker Neuson SE	218,897	4,024,690
*	Washtec AG	76,425	3,383,878
	Wuestenrot & Wuerttembergische AG	113,328	1,884,803
	Zeal Network SE	53,361	2,316,011
*	zooplus AG	150	24,047
TOTAL GERMANY			688,645,034
188

The Continental Small Company Series

continued

		Shares	Value»
GREECE — (0.0%)
	Alfa Alfa Energy SA	3,810	$0
*	Babis Vovos International Construction SA	21,073	0
*	Neorion Holdings SA	14,991	0
TOTAL GREECE			0

IRELAND — (0.5%)
*	AIB Group P.L.C.	83,254	94,176
*	Bank of Ireland Group P.L.C.	3,974,763	9,862,361
*	Cairn Homes P.L.C	1,661,924	1,517,216
*	Datalex P.L.C.	107,125	51,255
*	FBD Holdings P.L.C.	125,459	886,784
	FBD Holdings P.L.C.	17,353	125,728
	Glanbia P.L.C.	346,148	3,292,419
	Glanbia P.L.C.	700,613	6,630,366
	Irish Continental Group P.L.C.	583,096	2,141,669
	Irish Continental Group P.L.C.	234,200	864,863
*	Permanent TSB Group Holdings P.L.C.	229,967	139,292
TOTAL IRELAND			25,606,129

ISRAEL — (3.2%)
#	Adgar Investment and Development, Ltd.	39,391	48,139
# *	Afcon Holdings, Ltd.	3,064	94,793
*	AFI Properties, Ltd.	107,958	2,591,065
	Africa Israel Residences, Ltd.	2,237	59,402
# *	Airport City, Ltd.	281,774	3,053,515
*	Albaad Massuot Yitzhak, Ltd.	1,520	33,605
*	Allot, Ltd.	188,324	1,781,028
#	Alrov Properties and Lodgings, Ltd.	49,397	1,419,042
	Arad, Ltd.	18,409	242,432
*	Arko Holdings, Ltd.	1,571,124	1,023,563
#	Ashtrom Group, Ltd.	124,270	1,585,769
#	Ashtrom Properties, Ltd.	219,123	1,229,796
	Atreyu Capital Markets, Ltd.	2,154	33,141
	AudioCodes, Ltd.	153,820	4,629,925
# *	Avgol Industries 1953, Ltd.	468,925	515,094
*	Azorim-Investment Development & Construction Co., Ltd.	511,227	897,212
#	Bayside Land Corp.	660,000	4,596,148
# *	Bet Shemesh Engines Holdings 1997, Ltd.	21,702	337,519
	Big Shopping Centers, Ltd.	32,885	2,487,663
	Blue Square Real Estate, Ltd.	36,427	1,474,344
*	Brack Capital Properties NV	18,347	1,386,015
# *	Brainsway, Ltd.	54,222	155,547
# *	Camtek, Ltd.	113,800	2,080,132
	Carasso Motors, Ltd.	127,253	381,462
*	Cellcom Israel, Ltd.	495,333	1,912,146
*	Ceragon Networks, Ltd.	266,244	588,399
*	Clal Insurance Enterprises Holdings, Ltd.	301,040	3,039,985
# *	Compugen, Ltd.	186,817	2,515,279
	Danel Adir Yeoshua, Ltd.	21,864	2,723,556
	Delek Automotive Systems, Ltd.	226,353	1,080,886
# *	Delek Group, Ltd.	7,609	138,926
	Delta-Galil Industries, Ltd.	70,358	1,247,465
#	Dor Alon Energy in Israel 1988, Ltd.	15,057	304,912
	Duniec Brothers, Ltd.	304	7,881
# *	El Al Israel Airlines	1,449,354	264,049
	Electra Consumer Products 1970, Ltd.	53,953	1,478,230
# *	Electra Real Estate, Ltd.	23,236	121,326
	Electra, Ltd.	12,063	5,241,663
189

The Continental Small Company Series

continued

		Shares	Value»
ISRAEL — (Continued)
*	Enlight Renewable Energy, Ltd.	2,170,107	$4,078,448
# *	Equital, Ltd.	117,510	2,173,778
	FMS Enterprises Migun, Ltd.	19,186	403,960
	Formula Systems 1985, Ltd.	62,881	4,963,261
	Fox Wizel, Ltd.	57,376	4,435,677
*	Gilat Satellite Networks, Ltd.	225,761	1,325,752
# *	Hadera Paper, Ltd.	24,531	815,127
*	Hamlet Israel-Canada, Ltd.	32,585	514,570
# *	Harel Insurance Investments & Financial Services, Ltd.	867,528	6,302,732
	Hilan, Ltd.	100,860	4,474,249
#	IDI Insurance Co., Ltd.	44,734	1,096,341
*	IES Holdings, Ltd.	322	13,727
#	Inrom Construction Industries, Ltd.	357,290	1,412,379
#	Israel Canada T.R, Ltd.	131,507	222,114
#	Israel Land Development - Urban Renewal, Ltd.	41,747	287,792
	Isras Investment Co., Ltd.	5,655	897,137
*	Issta Lines, Ltd.	12,135	130,101
*	Kamada, Ltd.	212,977	1,522,745
	Kenon Holdings, Ltd.	124,381	3,016,651
	Kerur Holdings, Ltd.	31,762	919,905
*	Klil Industries, Ltd.	5,696	391,922
#	Magic Software Enterprises, Ltd.	133,913	1,760,747
	Malam - Team, Ltd.	276	49,815
	Matrix IT, Ltd.	221,443	5,068,078
	Maytronics, Ltd.	285,819	4,358,234
# *	Mediterranean Towers, Ltd.	389,107	819,477
#	Mega Or Holdings, Ltd.	81,523	2,104,273
# *	Mehadrin, Ltd.	3,072	123,105
	Meitav Dash Investments, Ltd.	125,156	489,949
	Menora Mivtachim Holdings, Ltd.	183,680	2,473,801
*	Migdal Insurance & Financial Holdings, Ltd.	2,542,729	1,994,446
*	Minrav Holdings, Ltd.	263	34,015
#	Mivne Real Estate KD, Ltd.	608,512	1,163,706
# *	Mivtach Shamir Holdings, Ltd.	24,697	596,561
	Mizrahi Tefahot Bank, Ltd.	34,083	664,626
# *	Naphtha Israel Petroleum Corp., Ltd.	244,337	953,451
# *	Nawi Brothers, Ltd.	116,369	530,777
	Neto ME Holdings, Ltd.	9,545	437,840
*	Nova Measuring Instruments, Ltd.	183,116	10,393,109
	NR Spuntech Industries, Ltd.	76,176	249,596
	Oil Refineries, Ltd.	9,609,294	1,720,844
	One Software Technologies, Ltd.	2,082	182,388
#	OPC Energy, Ltd.	51,779	511,961
*	Partner Communications Co., Ltd.	806,477	3,153,813
#	Paz Oil Co., Ltd.	60,870	5,627,487
*	Perion Network, Ltd.	29,950	209,424
*	Phoenix Holdings, Ltd. (The)	595,683	3,122,395
	Plasson Industries, Ltd.	20,585	886,257
*	Pluristem Therapeutics, Inc.	3,536	32,298
#	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	51,193	3,326,468
*	Scope Metals Group, Ltd.	47,147	852,703
*	Shikun & Binui, Ltd.	943,116	4,391,312
#	Shufersal, Ltd.	426,039	3,206,552
#	Summit Real Estate Holdings, Ltd.	215,385	1,876,869
*	Suny Cellular Communication, Ltd.	473,129	140,622
#	Tadiran Holdings, Ltd.	15,407	1,014,649
#	YH Dimri Construction & Development, Ltd.	10,575	313,837
TOTAL ISRAEL			157,034,907
190

The Continental Small Company Series

continued

		Shares	Value»
ITALY — (7.9%)
	A2A SpA	9,873,712	$12,539,507
	ACEA SpA	377,888	7,502,518
# *	Aeffe SpA	198,906	160,621
*	Amplifon SpA	120,427	4,378,449
Ω	Anima Holding SpA	2,104,654	7,885,655
# *	Aquafil SpA	77,554	285,008
*	Arnoldo Mondadori Editore SpA	884,755	1,139,973
	Ascopiave SpA	474,229	1,644,656
# *	Autogrill SpA	871,040	3,264,940
*	Autostrade Meridionali SpA	3,917	72,491
*	Avio SpA	104,775	1,486,618
	Azimut Holding SpA	742,592	12,517,326
*	B&C Speakers SpA	19,155	176,995
# *	Banca Carige SpA	148,414,098	48,398
* Ω	Banca Farmafactoring SpA	754,049	3,478,871
*	Banca Generali SpA	362,225	10,314,082
*	Banca IFIS SpA	158,376	1,270,449
# *	Banca Monte dei Paschi di Siena SpA	213,039	257,197
*	Banca Popolare di Sondrio SCPA	3,017,495	5,303,856
# *	Banca Profilo SpA	1,814,636	404,007
# * Ω	Banca Sistema SpA	379,814	626,934
# *	Banco BPM SpA	9,217,317	16,697,140
*	Banco di Desio e della Brianza SpA	238,796	522,310
	BasicNet SpA	150,020	501,363
	Be Shaping The Future SpA	533,191	653,795
*	Biesse SpA	58,060	1,003,404
# *	BPER Banca	6,105,132	7,253,744
# *	Brunello Cucinelli SpA	247,094	7,419,301
	Buzzi Unicem SpA	4,665	66,152
	Buzzi Unicem SpA	619,867	13,412,551
# *	Cairo Communication SpA	311,756	367,390
Ω	Carel Industries SpA	1,744	32,431
# *	Carraro SpA	102,068	133,785
	Cementir Holding NV	333,699	2,125,388
*	Cerved Group SpA	1,348,374	9,540,793
*	CIR SpA-Compagnie Industriali	5,326,857	2,321,837
*	Credito Emiliano SpA	539,334	2,124,977
*	Credito Valtellinese SpA	409,480	2,946,657
*	d’Amico International Shipping SA	1,821,713	169,894
	Danieli & C Officine Meccaniche SpA	36,955	334,378
#	Danieli & C Officine Meccaniche SpA	102,606	1,471,209
	Datalogic SpA	61,820	712,205
*	De’ Longhi SpA	387,895	12,405,544
	DeA Capital SpA	736,902	861,990
# *	Elica SpA	188,933	560,880
*	Emak SpA	388,913	369,699
Ω	Enav SpA	646,710	2,244,061
	ERG SpA	375,194	8,497,087
*	Esprinet SpA	221,349	1,882,211
# *	Eurotech SpA	216,751	832,471
	Falck Renewables SpA	127,793	692,993
#	Fiera Milano SpA	107,924	242,962
# *	Fila SpA	142,640	1,024,431
# *	Fincantieri SpA	3,504,948	1,966,701
#	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	757,046
# *	Freni Brembo SpA	1,042,640	10,833,125
# *	Gefran SpA	35,925	171,566
# *	Geox SpA	528,388	288,364
191

The Continental Small Company Series

continued

		Shares	Value»
ITALY — (Continued)
	Gruppo MutuiOnline SpA	164,315	$4,140,713
*	Guala Closures SpA	56,729	424,058
	Hera SpA	4,939,246	15,514,784
	Illimity Bank SpA	139,513	1,260,471
*	IMA Industria Macchine Automatiche SpA	126,942	9,987,116
*	IMMSI SpA	1,038,472	399,427
# *	Intek Group SpA	1,885,608	622,903
	Interpump Group SpA	311,620	11,770,340
	Iren SpA	4,259,847	9,667,113
	Italgas SpA	3,402,703	19,663,311
	Italmobiliare SpA	76,176	2,461,142
# *	IVS Group SA	58,424	283,318
# *	Juventus Football Club SpA	2,997,765	2,550,593
	La Doria SpA	87,297	1,279,469
#	Leonardo SpA	600,493	2,863,235
	LU-VE SpA	5,064	73,987
# *	Maire Tecnimont SpA	977,846	1,323,903
#	Mariella Burani Fashion Group S.p.A.	22,744	0
*	MARR SpA	74,598	1,009,900
Ω	Massimo Zanetti Beverage Group SpA	57,150	334,992
# *	Mediaset SpA	3,709,525	6,307,264
	Mediobanca Banca di Credito Finanziario SpA	9,137	64,870
# *	Mondo TV SpA	38,811	63,804
	Openjobmetis SpA agenzia per il lavoro	63,025	347,805
# * Ω	OVS SpA	1,173,731	1,058,326
	Piaggio & C SpA	1,243,896	3,394,753
# * Ω	Pirelli & C SpA	2,304,139	9,607,091
# *	Prima Industrie SpA	32,067	403,501
	Prysmian SpA	614,980	16,735,081
Ω	RAI Way SpA	552,918	3,367,897
	Reno de Medici SpA	1,173,753	1,266,681
	Reply SpA	147,531	15,850,257
# *	Rizzoli Corriere Della Sera Mediagroup SpA	1,063,177	563,118
	Sabaf SpA	49,948	685,998
	SAES Getters SpA	5,611	128,232
# *	Safilo Group SpA	233,748	138,024
#	Saipem SpA	3,876,239	6,829,438
# *	Salvatore Ferragamo SpA	247,504	3,192,750
# *	Saras SpA	3,650,103	1,870,226
	Servizi Italia SpA	62,874	150,160
*	Sesa SpA	49,781	4,664,029
# *	Societa Cattolica di Assicurazioni SC	779,964	3,856,462
# *	Sogefi SpA	332,859	342,380
	SOL SpA	161,642	2,126,397
	Tamburi Investment Partners SpA	824,569	5,141,920
* Ω	Technogym SpA	631,612	4,697,344
*	Tinexta S.p.A.	122,766	2,637,967
# *	Tod’s SpA	63,640	1,340,656
*	TXT e-solutions SpA	43,931	378,647
* Ω	Unieuro SpA	66,937	807,026
*	Unipol Gruppo SpA	3,109,522	11,342,159
	UnipolSai Assicurazioni SpA	49,634	115,274
#	Webuild SpA	1,282,257	1,373,765
	Zignago Vetro SpA	187,970	2,713,282
TOTAL ITALY			387,393,745

NETHERLANDS — (6.6%)
	Aalberts NV	714,897	23,984,157
*	Accell Group NV	144,227	3,894,718
192

The Continental Small Company Series

continued

		Shares	Value»
NETHERLANDS — (Continued)
	AFC Ajax NV	13,955	$252,252
# *	Altice Europe NV	3,929,414	19,319,574
*	Altice Europe NV, Class B	143,350	707,758
	AMG Advanced Metallurgical Group NV	184,488	3,320,935
	Amsterdam Commodities NV	119,479	2,489,958
	APERAM SA	379,216	10,176,890
# *	Arcadis NV	526,518	12,234,689
	ASM International NV	42,089	6,011,606
	ASR Nederland NV	873,857	26,517,609
* Ω	Basic-Fit NV	181,929	4,414,015
	BE Semiconductor Industries NV	529,783	21,346,926
*	Beter Bed Holding NV	10,924	46,991
*	Boskalis Westminster	600,774	12,080,737
# *	Brunel International NV	155,477	1,102,315
	Corbion NV	416,939	18,936,387
Ω	Flow Traders	223,910	7,339,254
	ForFarmers NV	214,677	1,255,047
# *	Fugro NV	554,580	2,116,437
* Ω	GrandVision NV	173,216	4,815,171
# *	Heijmans NV	146,628	1,242,664
*	Hunter Douglas NV	25,613	1,478,968
	IMCD NV	357,089	41,329,836
# Ω	Intertrust NV	466,539	7,233,648
*	Kendrion NV	96,440	1,731,175
*	Koninklijke BAM Groep NV	1,844,053	2,285,250
* Ω	Lucas Bols NV	23,064	197,372
	Nedap N.V.	33,400	1,735,555
*	OCI NV	327,478	3,920,488
*	Ordina NV	625,125	1,682,487
*	PostNL NV	3,372,376	11,185,237
	SBM Offshore NV	1,312,499	21,210,222
# *	SIF Holding NV	34,182	586,915
* Ω	Signify NV	780,137	27,691,217
*	Sligro Food Group NV	166,461	2,381,452
#	SNS NV	705,718	0
	TKH Group NV	267,721	8,620,282
*	TomTom NV	483,754	3,250,277
	Van Lanschot Kempen NV	76,871	1,538,599
TOTAL NETHERLANDS			321,665,070

NORWAY — (2.0%)
	ABG Sundal Collier Holding ASA	2,446,501	1,305,507
	AF Gruppen ASA	68,590	1,114,488
# *	Akastor ASA	914,532	660,213
*	Aker Carbon Capture A/S	112,117	82,679
# *	Aker Solutions ASA	1,005,785	984,156
	American Shipping Co. ASA	236,690	689,008
*	Archer, Ltd.	8,164	1,840
*	ArcticZymes Technologies ASA	3,238	20,248
	Arendals Fossekompani A.S.	90	37,705
*	Asetek A/S	1,176	9,542
*	Atea ASA	529,509	6,152,261
	Austevoll Seafood ASA	437,677	2,981,238
# Ω	Avance Gas Holding, Ltd.	393,737	1,124,304
# *	Axactor SE	698,332	534,653
*	B2Holding ASA	1,451,568	945,908
	Bonheur ASA	146,347	3,096,070
# *	Borr Drilling Ltd.	58,749	22,906
	Borregaard ASA	743,872	9,964,679
193

The Continental Small Company Series

continued

		Shares	Value»
NORWAY — (Continued)
# *	BW Energy, Ltd.	205,065	$317,841
Ω	BW LPG, Ltd.	662,186	2,899,062
	BW Offshore, Ltd.	759,145	1,826,866
* Ω	Crayon Group Holding ASA	890	9,865
#	DNO ASA	3,329,878	1,384,804
Ω	Elkem ASA	5,249	11,164
Ω	Europris ASA	1,186,781	6,168,699
Ω	Fjordkraft Holding ASA	1,127	9,282
#	FLEX LNG, Ltd.	196,666	1,265,876
#	Frontline, Ltd.	521,534	2,894,413
#	Golden Ocean Group, Ltd.	176,309	573,196
#	Grieg Seafood ASA	346,230	2,448,902
# *	Hexagon Composites ASA	640,597	2,931,906
#	Hoegh LNG Holdings, Ltd.	182,037	214,819
*	IDEX Biometrics ASA	506,708	84,530
	Itera ASA	10,713	15,223
	Kitron ASA	5,831	10,533
# *	Kongsberg Automotive ASA	17,439,468	335,052
*	Kvaerner ASA	1,204,493	938,212
*	Nordic Nanovector ASA	328,770	480,277
# *	Nordic Semiconductor ASA	1,018,555	10,713,738
	Norway Royal Salmon ASA	92,975	1,998,434
*	Norwegian Finans Holding ASA	671,029	4,835,526
	Norwegian Property ASA	43,744	51,428
# *	NRC Group ASA	6,559	13,773
#	Ocean Yield ASA	388,657	864,195
# *	Odfjell Drilling, Ltd.	610,141	642,827
*	Odfjell SE, Class A	137,586	302,868
*	Olav Thon Eiendomsselskap ASA	118,760	1,652,306
# *	Otello Corp. ASA	571,363	1,153,935
*	Panoro Energy ASA	43,655	41,430
*	PGS ASA	2,380,755	592,055
*	PhotoCure ASA	22,827	189,106
# *	Protector Forsikring ASA	438,078	2,077,877
# *	REC Silicon ASA	1,473,908	1,573,923
* Ω	Sbanken ASA	486,979	3,105,267
	Selvaag Bolig ASA	309,083	1,541,731
*	Solon Eiendom ASA	56,855	191,166
*	SpareBank 1 SR-Bank ASA	6,864	54,740
#	Stolt-Nielsen, Ltd.	195,297	1,806,022
*	Subsea 7 SA	77,590	515,310
	TGS NOPEC Geophysical Co. ASA	12,586	116,114
	Treasure ASA	314,079	510,999
*	Veidekke ASA	712,897	8,216,089
# *	Wallenius Wilhelmsen ASA	401,589	766,274
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,011,462
* Ω	XXL ASA	631,470	1,443,256
TOTAL NORWAY			100,529,778

PORTUGAL — (0.7%)
#	Altri SGPS SA	537,332	2,077,242
# *	Banco Comercial Portugues SA, Class R	53,094,081	4,668,991
*	Banco Espirito Santo SA	4,777,921	0
*	CTT-Correios de Portugal SA	767,322	1,877,425
*	Ibersol SGPS SA	35,043	150,025
# *	Mota-Engil SGPS SA	641,747	820,518
#	Navigator Co. SA (The)	1,820,852	4,011,889
#	NOS SGPS SA	1,732,873	5,955,485
#	Novabase SGPS SA	72,649	267,921
194

The Continental Small Company Series

continued

		Shares	Value»
PORTUGAL — (Continued)
	REN - Redes Energeticas Nacionais SGPS SA	3,006,659	$7,897,236
	Semapa-Sociedade de Investimento e Gestao	166,209	1,249,171
	Sonae SGPS SA	6,699,002	3,948,589
TOTAL PORTUGAL			32,924,492

SPAIN — (5.2%)
	Acciona SA	173,951	17,575,410
*	Acerinox SA	1,140,518	9,053,750
	ACS Actividades de Construccion y Servicios SA	1,154	27,431
# *	Adveo Group International SA	84,445	8,940
	Alantra Partners SA	70,405	900,111
	Almirall SA	424,745	4,543,034
# *	Amper SA	5,396,257	1,099,266
*	Applus Services SA	911,014	7,140,974
#	Atresmedia Corp. de Medios de Comunicacion SA	545,239	1,429,117
*	Azkoyen SA	67,253	319,687
	Banco de Sabadell SA	24,460,882	7,485,233
	Bankia SA	6,339,451	7,798,653
	Bankinter SA	3,802,314	14,289,644
# *	Caja de Ahorros del Mediterraneo	116,412	0
	Cia de Distribucion Integral Logista Holdings SA	336,921	5,688,386
	CIE Automotive SA	424,373	8,305,177
*	Construcciones y Auxiliar de Ferrocarriles SA	129,621	4,106,611
*	Distribuidora Internacional de Alimentacion SA	207,031	27,164
	Ebro Foods SA	531,944	11,910,185
# *	eDreams ODIGEO SA	424,956	1,099,815
	Elecnor SA	200,108	2,042,444
	Enagas SA	611,296	13,194,073
# *	Ence Energia y Celulosa SA	988,129	2,207,133
	Ercros SA	649,327	1,347,592
Ω	Euskaltel SA	548,865	5,218,706
	Faes Farma SA	1,930,108	7,273,768
	Fluidra SA	324,873	5,870,203
	Fomento de Construcciones y Contratas SA	348,032	2,945,455
Ω	Gestamp Automocion SA	294,399	900,269
Ω	Global Dominion Access SA	695,411	2,473,936
	Grupo Catalana Occidente SA	271,298	6,258,873
#	Grupo Empresarial San Jose SA	151,317	707,433
# *	Grupo Ezentis SA	1,629,459	435,871
	Iberpapel Gestion SA	47,911	886,393
# *	Indra Sistemas SA	856,710	5,137,828
*	Laboratorios Farmaceuticos Rovi SA	72,954	2,601,895
*	Liberbank SA	12,554,267	3,359,440
	Mapfre SA	39,935	60,255
*	Mediaset Espana Comunicacion SA	1,072,499	3,585,594
*	Melia Hotels International SA	715,232	2,650,783
* Ω	Metrovacesa S.A.	12,162	68,560
	Miquel y Costas & Miquel SA	142,055	1,944,717
* Ω	Neinor Homes SA	23,589	284,784
# *	Obrascon Huarte Lain SA	905,725	609,142
#	Pharma Mar SA	109,560	14,708,109
	Prim SA	39,523	409,792
*	Promotora de Informaciones SA, Class A	2,035,799	1,521,161
#	Prosegur Cia de Seguridad SA	1,677,108	3,841,513
*	Quabit Inmobiliaria SA	576,617	219,185
*	Realia Business SA	1,667,905	1,186,267
	Renta 4 Banco SA	442	3,349
#	Sacyr SA	3,012,849	5,123,671
*	Solaria Energia y Medio Ambiente SA	395,783	7,700,245
195

The Continental Small Company Series

continued

		Shares	Value»
SPAIN — (Continued)
* Ω	Talgo SA	612,943	$2,181,213
*	Tecnicas Reunidas SA	195,397	1,566,903
# *	Tubacex SA	751,753	831,721
* Ω	Unicaja Banco SA	2,602,289	1,666,307
	Vidrala SA	117,537	11,225,509
	Viscofan SA	280,336	18,926,325
*	Vocento SA	352,577	259,714
	Zardoya Otis SA	1,131,276	6,910,920
TOTAL SPAIN			253,155,639

SWEDEN — (8.6%)
Ω	AcadeMedia AB	409,206	3,293,056
*	Adapteo Oyj	280,480	2,576,203
*	AddLife AB, Class B	219,380	3,296,654
*	AddNode Group AB	84,058	2,074,249
	AddTech AB, Class B	1,321,884	14,608,239
*	AF Poyry AB	595,413	13,605,485
# Ω	Alimak Group AB	253,043	3,113,101
* Ω	Ambea AB	53,235	299,302
*	Arise AB	39,939	154,411
	Arjo AB, Class B	927,443	6,592,817
#	Atrium Ljungberg AB, Class B	244,368	3,947,794
* Ω	Attendo AB	680,729	3,119,153
	Avanza Bank Holding AB	651,151	12,402,021
	Beijer Alma AB	281,601	3,673,586
*	Beijer Electronics Group AB	93,898	369,607
	Bergman & Beving AB	193,579	1,741,208
	Besqab AB	21,962	316,567
	Betsson AB	977,562	7,448,547
*	Bilia AB, Class A	653,084	8,687,060
	BillerudKorsnas AB	363,381	5,676,401
	BioGaia AB, Class B	122,544	5,815,016
*	Biotage AB	390,521	6,504,844
*	Bjorn Borg AB	13,009	21,736
*	Bonava AB, Class B	458,773	3,565,247
Ω	Bravida Holding AB	955,458	11,016,406
*	Bufab AB	215,726	3,214,638
*	Bulten AB	117,488	984,404
	Bure Equity AB	449,636	13,047,388
*	Byggmax Group AB	356,302	1,760,745
	Catena AB	152,830	6,220,096
# *	Catena Media P.L.C.	51,578	175,995
*	Cavotec SA	79,682	165,873
*	Clas Ohlson AB, Class B	148,783	1,316,474
*	Cloetta AB, Class B	1,643,220	3,862,253
# *	Collector AB	134,446	217,469
*	Concentric AB	355,701	5,893,680
* Ω	Coor Service Management Holding AB	270,442	1,737,698
#	Corem Property Group AB, Class B	163,626	316,845
	Dios Fastigheter AB	850,608	5,955,642
* Ω	Dometic Group AB	563,465	6,090,761
*	Doro AB	155,569	726,403
*	Duni AB	220,953	1,933,921
Ω	Dustin Group AB	436,502	2,776,009
	Eastnine AB	126,421	1,555,731
*	Elanders AB, Class B	54,920	496,999
*	Electrolux Professional AB, Class B	2,810	10,593
* Ω	Eltel AB	206,068	478,992
# *	Enea AB	102,697	1,835,825
196

The Continental Small Company Series

continued

		Shares	Value»
SWEDEN — (Continued)
# *	eWork Group AB	32,666	$268,410
*	Fagerhult AB	293,570	1,327,301
	FastPartner AB, Class A	1,130	9,369
# *	Fenix Outdoor International AG	19,372	2,009,582
# *	Fingerprint Cards AB, Class B	634,700	1,070,508
	G5 Entertainment AB	497	21,988
# *	Granges AB	582,272	5,252,181
*	Gunnebo AB	247,275	687,962
*	Haldex AB	276,371	1,126,489
	Heba Fastighets AB, Class B	133,938	1,564,479
*	Hexpol AB	147,016	1,294,825
*	HMS Networks AB	115,458	2,528,807
# * Ω	Hoist Finance AB	461,349	1,647,689
*	Humana AB	93,965	558,854
*	IAR Systems Group AB	1,213	18,334
	Instalco AB	516	11,452
# *	International Petroleum Corp.	61,606	97,912
	INVISIO AB	555	9,985
*	Inwido AB	457,409	4,840,279
	JM AB	497,581	14,370,072
	Kindred Group P.L.C.	1,200,537	9,132,663
#	Klovern AB, Class B	3,954,547	6,025,839
*	KNOW IT AB	200,518	5,486,014
	Kungsleden AB	1,438,162	12,203,954
	Lagercrantz Group AB, Class B	1,394,313	8,593,801
	LIME TECHNOLOGIES AB	405	13,805
	Lindab International AB	603,188	9,311,747
*	Loomis AB	258,214	5,759,153
*	Medivir AB, Class B	51,327	81,119
*	Mekonomen AB	269,960	2,617,926
#	Millicom International Cellular SA	11,648	342,092
	MIPS AB	248	10,669
*	Modern Times Group MTG AB, Class B	358,340	4,772,559
*	Momentum Group AB, Class B	181,444	2,490,804
	Mycronic AB	407,447	8,596,551
*	NCC AB, Class B	112,716	1,796,400
*	Nederman Holding AB	29,566	397,929
*	Net Insight AB, Class B	1,178,944	242,765
*	New Wave Group AB, Class B	426,925	1,926,109
*	Nobia AB	852,732	5,139,762
* Ω	Nobina AB	732,991	4,019,460
*	Nolato AB, Class B	159,009	13,225,744
*	Nordic Entertainment Group AB, Class B	53,518	1,910,476
* Ω	Nordic Waterproofing Holding A.S.	66,304	910,125
	NP3 Fastigheter AB	152,387	1,775,905
*	Nyfosa AB	1,249,698	10,332,794
*	OEM International AB, Class B	46,319	1,408,986
*	Pandox AB	103,309	1,031,389
*	Peab AB, Class B	620,593	5,743,584
	Platzer Fastigheter Holding AB, Class B	249,458	2,389,983
	Pricer AB, Class B	892,974	2,668,294
*	Proact IT Group AB	61,875	1,472,321
# *	Qliro AB	70,318	264,728
# *	Qliro Group AB	703,184	498,780
	Ratos AB, Class B	1,526,547	5,561,721
# *	RaySearch Laboratories AB	163,313	1,382,482
*	Recipharm AB, Class B	455,455	7,334,167
Ω	Resurs Holding AB	622,116	2,844,033
	Rottneros AB	672,020	602,464
197

The Continental Small Company Series

continued

		Shares	Value»
SWEDEN — (Continued)
# *	SAS AB	1,278,841	$224,907
# *	SAS AB	11,509,569	1,264,987
*	Scandi Standard AB	397,762	2,692,992
	Sectra AB, Class B	111,168	6,773,507
*	Semcon AB	118,592	853,863
*	Sensys Gatso Group AB	2,498,845	382,827
#	SkiStar AB	312,431	3,502,076
# *	Systemair AB	88,489	2,484,701
	Tethys Oil AB	41,133	171,727
* Ω	Thule Group AB	295,568	9,670,550
	Troax Group AB	210,818	3,436,286
*	VBG Group AB, Class B	26,108	410,387
	Wihlborgs Fastigheter AB	796,443	14,355,437
TOTAL SWEDEN			419,952,966

SWITZERLAND — (15.2%)
	Allreal Holding AG	113,917	24,127,535
	ALSO Holding AG	43,335	10,138,939
*	ams AG	1,516,165	32,463,632
*	APG SGA SA	8,640	1,681,123
*	Arbonia AG	345,865	3,840,031
# *	Aryzta AG	6,340,320	3,182,371
*	Ascom Holding AG	185,628	2,225,595
*	Autoneum Holding AG	21,144	2,617,552
	Bachem Holding AG, Class B	3,642	1,472,276
	Banque Cantonale de Geneve	9,528	1,699,892
*	Banque Cantonale du Jura SA	4,071	224,379
	Banque Cantonale Vaudoise	75,290	7,295,618
*	Basilea Pharmaceutica AG	210	10,202
	Belimo Holding AG	3,028	22,518,341
	Bell Food Group AG	14,524	3,681,693
	Bellevue Group AG	57,974	1,524,050
	Berner Kantonalbank AG	28,933	6,583,883
	BKW AG	153,128	15,210,916
	Bobst Group SA	65,642	3,158,384
	Bossard Holding AG, Class A	43,180	7,014,930
	Bucher Industries AG	54,197	20,894,138
	Burckhardt Compression Holding AG	541	135,451
	Burkhalter Holding AG	28,978	1,863,319
*	Calida Holding AG	32,749	979,051
# *	Carlo Gavazzi Holding AG	2,982	487,891
	Cembra Money Bank AG	187,433	20,824,503
	Cicor Technologies, Ltd.	14,897	671,410
	Cie Financiere Tradition SA	10,661	1,227,708
#	Clariant AG	249,867	4,286,645
	Coltene Holding AG	25,850	1,993,941
	Comet Holding AG	101	14,199
	Conzzeta AG	9,616	9,692,718
	Daetwyler Holding AG	25,033	5,600,376
	DKSH Holding AG	225,777	14,526,510
	dormakaba Holding AG	24,057	11,061,243
# *	Dottikon Es Holding AG	143	184,007
# *	Dufry AG	399,743	15,094,678
	EFG International AG	675,982	3,665,523
	Emmi AG	15,057	14,222,838
	Energiedienst Holding AG	82,946	2,424,246
# *	Evolva Holding SA	3,349,123	750,080
# *	Feintool International Holding AG	16,000	820,742
*	Flughafen Zurich AG	126,351	17,051,491
198

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continued

		Shares	Value»
SWITZERLAND — (Continued)
	Forbo Holding AG	8,604	$13,173,515
Ω	Galenica AG	28,866	1,820,345
# *	GAM Holding AG	1,195,762	1,932,575
	Georg Fischer AG	31,470	31,786,184
	Gurit Holding AG	3,022	6,329,077
	Helvetia Holding AG	218,900	17,164,641
*	Hiag Immobilien Holding AG	19,720	2,000,405
# *	HOCHDORF Holding AG	6,697	422,933
	Huber & Suhner AG	94,378	6,806,062
	Hypothekarbank Lenzburg AG	6	28,173
	Implenia AG	126,765	2,542,554
*	Ina Invest Holding AG	25,352	471,303
	Inficon Holding AG	14,600	10,720,053
	Interroll Holding AG	4,787	12,861,849
	Intershop Holding AG	10,283	6,305,516
	Investis Holding SA	3,673	352,227
# *	Jungfraubahn Holding AG	17,432	1,932,505
	Kardex Holding AG	47,102	8,316,329
# *	Komax Holding AG	24,346	4,409,703
#	Kudelski SA	229,865	811,458
*	Landis & Gyr Group AG	33,447	1,867,991
# *	Lastminute.com NV	23,689	404,095
	LEM Holding SA	3,808	6,902,862
	Liechtensteinische Landesbank AG	63,994	3,612,353
	Luzerner Kantonalbank AG	19,960	8,494,118
*	MCH Group AG	3,068	44,053
*	Meier Tobler Group AG	45,826	456,838
	Metall Zug AG	1,082	1,337,041
# *	Meyer Burger Technology AG	2,931,882	784,109
*	Mikron Holding AG	8,692	44,064
	Mobilezone Holding AG	279,877	2,621,454
	Mobimo Holding AG	55,872	16,146,111
	OC Oerlikon Corp. AG	1,609,083	11,200,630
# *	Orascom Development Holding AG	93,520	811,520
#	Orell Fuessli AG	5,028	498,187
	Orior AG	37,151	2,708,301
	Phoenix Mecano AG	4,472	2,031,904
	Plazza AG, Class A	7,247	2,276,067
	PSP Swiss Property AG	326,804	39,519,077
	Rieter Holding AG	20,000	1,722,265
	Romande Energie Holding SA	2,625	3,227,957
#	Schaffner Holding AG	3,363	704,007
	Schweiter Technologies AG	7,099	9,695,377
	Schweizerische Nationalbank	23	111,439
* Ω	Sensirion Holding AG	229	12,604
	SFS Group AG	124,609	11,631,590
	Siegfried Holding AG	30,001	18,993,894
	SIG Combibloc Group AG	226,009	4,648,728
	St Galler Kantonalbank AG	17,241	7,275,603
	Sulzer AG	136,230	9,970,990
*	Sunrise Communications Group AG	271,523	32,543,081
#	Swiss Prime Site AG	42,985	3,616,325
# *	Swiss Steel Holding AG	3,310,891	631,960
	Swissquote Group Holding SA	77,115	6,140,465
	Thurgauer Kantonalbank	3,152	355,771
# *	Tornos Holding AG	26,632	106,124
	TX Group AG	17,190	1,203,478
	u-blox Holding AG	46,720	2,348,623
	Valiant Holding AG	106,532	8,547,069
199

The Continental Small Company Series

continued

		Shares	Value»
	SWITZERLAND — (Continued)
*	Valora Holding AG	27,553	$3,933,366
Ω	VAT Group AG	205,035	38,467,620
#	Vaudoise Assurances Holding SA	6,710	3,260,018
*	Vetropack Holding AG	64,600	3,603,374
*	Von Roll Holding AG	378,198	280,284
	Vontobel Holding AG	223,125	13,693,048
	VP Bank AG	24,056	2,729,180
	VZ Holding AG	90,005	7,563,395
*	V-ZUG Holding AG	10,820	824,007
	Walliser Kantonalbank	18,991	2,226,505
	Warteck Invest AG	27	66,865
	Ypsomed Holding AG	7,378	917,434
	Zehnder Group AG	82,191	3,930,932
	Zug Estates Holding AG, Class B	1,178	2,454,651
	Zuger Kantonalbank AG	700	4,827,798
	TOTAL SWITZERLAND		743,358,059

	UNITED KINGDOM — (0.0%)
	C&C Group P.L.C.	0	0
	Just Eat Takeaway.com NV	0	0
	TOTAL UNITED KINGDOM		0
	TOTAL COMMON STOCKS		4,533,834,693

	PREFERRED STOCKS — (0.9%)
	GERMANY — (0.9%)
	Biotest AG	100,615	3,024,159
	Draegerwerk AG & Co. KGaA	60,431	4,855,558
	Fuchs Petrolub SE	274,048	14,105,613
	Jungheinrich AG	366,703	13,332,259
	Sixt SE	116,451	5,513,605
	STO SE & Co. KGaA	13,696	1,713,213
	Villeroy & Boch AG	49,772	718,999
	TOTAL GERMANY		43,263,406

	RIGHTS/WARRANTS — (0.0%)

	FRANCE — (0.0%)
# *	Technicolor SA 9/22/24	53,357	4,394

	ISRAEL — (0.0%)
	Arko Holdings, Ltd. Rights 05/10/20	0	0

	ITALY — (0.0%)
# *	Banca Monte dei Paschi di Siena SpA Rights 11/21/20	213,039	0
*	Cattolica Assicurazioni Rights 11/26/20	1,070,747	0
	TOTAL ITALY		0

	NORWAY — (0.0%)
	XXL ASA Rights 05/28/20	0	0

	SPAIN — (0.0%)
*	Vidrala SA Rights 11/5/20	117,537	560,562
	TOTAL RIGHTS/WARRANTS		564,956

	TOTAL INVESTMENT SECURITIES (Cost $4,362,167,478)		4,577,663,055
200

The Continental Small Company Series

continued

		Shares	Value†
SECURITIES LENDING COLLATERAL — (6.6%)
@ §	The DFA Short Term Investment Fund	28,037,153	$324,417,899
TOTAL INVESTMENTS — (100.0%) (Cost $4,686,535,113)			$4,902,080,954

BAM	Build America Mutual
P.L.C.	Public Limited Company
SA	Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$151,369,211	—	$151,369,211
Belgium	—	152,889,016	—	152,889,016
Denmark	—	283,996,140	—	283,996,140
Finland	—	319,013,103	—	319,013,103
France	—	496,301,404	—	496,301,404
Germany	$10,245,361	678,399,673	—	688,645,034
Ireland	—	25,606,129	—	25,606,129
Israel	588,399	156,446,508	—	157,034,907
Italy	—	387,393,745	—	387,393,745
Netherlands	—	321,665,070	—	321,665,070
Norway	82,679	100,447,099	—	100,529,778
Portugal	—	32,924,492	—	32,924,492
Spain	—	253,155,639	—	253,155,639
Sweden	1,529,715	418,423,251	—	419,952,966
Switzerland	32,543,081	710,814,978	—	743,358,059
Preferred Stocks
Germany	—	43,263,406	—	43,263,406
Rights/Warrants
France	—	4,394	—	4,394
Spain	—	560,562	—	560,562
Securities Lending Collateral	—	324,417,899	—	324,417,899
TOTAL	$44,989,235	$4,857,091,719	—	$4,902,080,954

See accompanying Notes to Financial Statements.

201

The Canadian Small Company Series

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (86.8%)
COMMUNICATION SERVICES — (1.1%)
*	AcuityAds Holdings, Inc.	6,000	$20,311
# *	Aimia, Inc.	805,975	2,093,127
#	Cineplex, Inc.	308,311	1,177,890
#	Cogeco Communications, Inc.	45,428	3,164,241
#	Cogeco, Inc.	27,419	1,639,830
#	Corus Entertainment, Inc., Class B	997,219	2,634,700
*	Glacier Media, Inc.	2,995	517
	MDF Commerce, Inc.	21,970	157,482
*	TeraGo, Inc.	2,400	12,160
# *	WildBrain, Ltd.	729,363	903,287
	Yellow Pages, Ltd.	105,820	1,004,746
TOTAL COMMUNICATION SERVICES			12,808,291

CONSUMER DISCRETIONARY — (5.5%)
*	Aritzia, Inc.	427,638	6,458,062
#	AutoCanada, Inc.	139,673	2,110,349
	BMTC Group, Inc.	20,581	138,257
#	BRP, Inc.	133,511	7,211,177
	BRP, Inc.	4,149	223,839
# *	Canada Goose Holdings, Inc.	30,280	944,332
# *	Canada Goose Holdings, Inc.	161,929	5,048,946
*	Dorel Industries, Inc., Class B	133,076	1,437,337
	Exco Technologies, Ltd.	164,124	874,638
	Gamehost, Inc.	83,699	268,254
#	Gildan Activewear, Inc.	90,984	1,889,738
# *	Great Canadian Gaming Corp.	428,062	7,309,473
*	Intertain Group, Ltd. (The)	70,628	625,291
	Leon’s Furniture, Ltd.	171,679	2,395,491
	Linamar Corp.	216,634	7,081,296
	Martinrea International, Inc.	518,668	3,904,706
#	MTY Food Group, Inc.	81,414	2,318,447
#	Park Lawn Corp.	121,994	2,573,018
	Pizza Pizza Royalty Corp.	156,674	978,404
# *	Points International, Ltd.	50,316	510,600
*	Points International, Ltd.	11,831	118,902
	Pollard Banknote, Ltd.	25,700	400,266
	Recipe Unlimited Corp.	76,777	649,461
	Reitmans Canada, Ltd., Class A	125,155	10,803
#	Sleep Country Canada Holdings, Inc.	160,435	2,734,729
*	Spin Master Corp.	109,740	2,222,311
	Uni-Select, Inc.	193,659	885,223
*	Zenith Capital Corp.	111,820	6,798
TOTAL CONSUMER DISCRETIONARY			61,330,148

CONSUMER STAPLES — (5.2%)
# *	Alcanna, Inc.	131,061	479,072
	Andrew Peller, Ltd., Class A	168,200	1,311,715
#	Clearwater Seafoods, Inc.	104,195	563,872
	Corby Spirit and Wine, Ltd.	87,267	974,655
#	High Liner Foods, Inc.	89,880	572,080
#	Jamieson Wellness, Inc.	275,646	7,973,727
	KP Tissue, Inc.	45,700	399,270
	Lassonde Industries, Inc., Class A	17,800	2,030,774
#	Maple Leaf Foods, Inc.	355,793	6,478,675
202

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continued

		Shares	Value»
CONSUMER STAPLES — (Continued)
*	Mav Beauty Brands, Inc.	7,000	$20,333
#	North West Co., Inc. (The)	319,480	7,877,293
#	Premium Brands Holdings Corp.	182,482	13,017,405
	Primo Water Corp.	96,682	1,211,426
	Primo Water Corp.	813,424	10,196,038
#	Rogers Sugar, Inc.	712,254	2,534,027
*	SunOpta, Inc.	291,540	1,995,680
# *	Village Farms International, Inc.	21,817	100,873
*	Village Farms International, Inc.	20,293	94,362
TOTAL CONSUMER STAPLES			57,831,277

ENERGY — (11.4%)
# *	Advantage Oil & Gas, Ltd.	918,066	1,515,984
# *	Africa Oil Corp.	1,333,299	900,675
	ARC Resources, Ltd.	2,215,726	10,909,827
# *	Athabasca Oil Corp.	2,252,410	194,421
# *	Baytex Energy Corp.	2,263,234	671,003
#	Birchcliff Energy, Ltd.	1,330,199	1,897,004
	Cameco Corp.	209,026	1,986,241
#	Cameco Corp.	682,775	6,493,190
#	Canacol Energy, Ltd.	930,761	2,521,992
#	Cardinal Energy, Ltd.	245,096	75,425
#	Cenovus Energy, Inc.	16,205	53,152
#	CES Energy Solutions Corp.	1,255,351	603,036
	Computer Modelling Group, Ltd.	464,145	1,647,832
#	Crescent Point Energy Corp.	2,370,438	2,953,484
*	Crew Energy, Inc.	384,876	119,886
# *	Denison Mines Corp.	2,698,875	952,091
#	Enerflex, Ltd.	448,285	1,611,713
# *	Energy Fuels, Inc.	347,960	522,345
#	Enerplus Corp.	1,046,075	1,900,099
#	Ensign Energy Services, Inc.	617,495	231,740
# *	Fission Uranium Corp.	1,962,000	390,250
#	Freehold Royalties, Ltd.	447,473	1,239,342
	Frontera Energy Corp.	244,929	395,254
*	Gasfrac Energy Services, Inc.	91,560	0
*	Gear Energy, Ltd.	398,456	44,861
#	Gibson Energy, Inc.	940,791	13,854,477
# *	Gran Tierra Energy, Inc.	1,826,935	342,816
#	Husky Energy, Inc.	940,757	2,421,974
#	Inter Pipeline, Ltd.	344,071	3,062,885
# *	Kelt Exploration, Ltd.	773,541	946,387
#	Keyera Corp.	373,123	5,295,921
*	Lightstream Resources, Ltd.	687,816	0
# *	MEG Energy Corp.	2,470,617	4,506,192
#	North American Construction Group, Ltd.	118,644	922,579
	North American Construction Group, Ltd.	9,342	72,401
# *	NuVista Energy, Ltd.	1,105,436	630,587
*	Obsidian Energy, Ltd.	31	9
# *	Paramount Resources, Ltd., Class A	332,422	558,903
*	Parex Resources, Inc.	786,291	7,654,578
#	Parkland Corp.	250,090	6,108,180
	Pason Systems, Inc.	379,526	1,467,056
#	Peyto Exploration & Development Corp.	802,135	1,733,955
*	PHX Energy Services Corp.	74,028	80,012
	Pinnacle Renewable Energy, Inc.	43,606	206,853
#	PrairieSky Royalty, Ltd.	1,029,307	6,311,970
# *	Precision Drilling Corp.	1,488,896	1,039,310
*	Pulse Seismic, Inc.	211,032	137,805
203

The Canadian Small Company Series

continued

		Shares	Value»
ENERGY — (Continued)
# *	Questerre Energy Corp., Class A	797,460	$62,849
#	Secure Energy Services, Inc.	723,755	809,424
*	Seven Generations Energy, Ltd., Class A	1,263,073	4,474,746
#	ShawCor, Ltd.	320,715	522,369
*	Storm Resources, Ltd.	5,600	9,163
#	Surge Energy, Inc.	1,451,747	217,931
# *	Tamarack Valley Energy, Ltd.	1,151,040	665,241
	TerraVest Industries, Inc.	3,700	40,130
# *	Tervita Corp.	62,896	82,615
#	Tidewater Midstream and Infrastructure, Ltd.	1,197,800	602,361
#	TORC Oil & Gas, Ltd.	791,118	819,442
	Total Energy Services, Inc.	212,863	316,347
# *	Touchstone Exploration, Inc.	51,500	65,327
	Tourmaline Oil Corp.	1,090,347	14,125,489
*	TransGlobe Energy Corp.	320,745	125,188
# *	Trican Well Service, Ltd.	1,247,228	1,085,930
#	Vermilion Energy, Inc.	524,924	1,296,255
	Vermilion Energy, Inc.	33,463	82,654
#	Whitecap Resources, Inc.	2,078,199	3,790,455
# *	Yangarra Resources, Ltd.	346,971	117,194
TOTAL ENERGY			126,496,807

FINANCIALS — (9.1%)
	AGF Management, Ltd., Class B	329,175	1,410,785
	Alaris Equity Partners Income	173,725	1,599,944
#	Canaccord Genuity Group, Inc.	444,384	2,208,078
#	Canadian Western Bank	456,902	8,402,086
#	Chesswood Group, Ltd.	56,542	237,661
	CI Financial Corp.	672,201	7,835,534
	Clairvest Group, Inc.	1,900	73,444
	ECN Capital Corp.	2,488,693	9,862,868
	E-L Financial Corp., Ltd.	7,178	3,558,560
#	Element Fleet Management Corp.	1,490,738	14,042,454
	Equitable Group, Inc.	53,142	3,393,621
#	Fiera Capital Corp.	302,075	2,140,350
	Firm Capital Mortgage Investment Corp.	185,919	1,641,077
	First National Financial Corp.	53,893	1,496,691
	Genworth MI Canada, Inc.	234,684	7,785,809
#	GMP Capital, Inc.	286,387	401,969
#	goeasy, Ltd.	39,839	2,063,267
	GoldMoney, Inc.	125,000	206,410
	Guardian Capital Group, Ltd., Class A	88,614	1,486,544
# *	Home Capital Group, Inc.	303,217	5,537,244
	iA Financial Corp., Inc.	234,884	8,183,829
*	Kingsway Financial Services, Inc.	13,070	41,956
#	Laurentian Bank of Canada	412,090	8,106,942
#	Onex Corp.	31,366	1,356,062
	Sprott, Inc.	121,492	3,632,986
#	Timbercreek Financial Corp.	506,740	2,883,051
*	Trisura Group, Ltd.	31,411	2,055,637
TOTAL FINANCIALS			101,644,859

HEALTH CARE — (0.9%)
*	CRH Medical Corp.	312,688	621,949
# *	Cronos Group, Inc.	206,397	1,091,840
#	Extendicare, Inc.	498,639	1,908,774
#	HLS Therapeutics, Inc.	5,300	58,597
*	Knight Therapeutics, Inc.	808,695	3,320,245
204

The Canadian Small Company Series

continued

		Shares	Value»
HEALTH CARE — (Continued)
#	Medical Facilities Corp.	157,139	$592,087
*	Organigram Holdings, Inc.	11,400	13,605
#	Sienna Senior Living, Inc.	282,531	2,462,047
*	Viemed Healthcare Inc.	33,425	267,734
TOTAL HEALTH CARE			10,336,878

INDUSTRIALS — (11.4%)
	Aecon Group, Inc.	270,661	2,888,838
#	AG Growth International, Inc.	136,123	2,709,586
# *	Air Canada	204,217	2,257,837
	Algoma Central Corp.	48,800	388,993
# *	ATS Automation Tooling Systems, Inc.	441,354	5,465,992
#	Badger Daylighting, Ltd.	143,356	4,159,831
#	Bird Construction, Inc.	255,438	1,223,219
*	Black Diamond Group, Ltd.	296,392	380,418
	CAE, Inc.	31,755	542,717
	CAE, Inc.	194,775	3,324,809
	Calian Group, Ltd.	39,603	1,916,092
	CanWel Building Materials Group, Ltd.	337,453	1,545,045
#	Cargojet, Inc.	6,253	1,027,007
	Cervus Equipment Corp.	47,197	286,590
# *	DIRTT Environmental Solutions	273,168	381,365
#	Exchange Income Corp.	56,748	1,348,100
#	Finning International, Inc.	885,513	13,465,806
*	GDI Integrated Facility Services, Inc.	12,500	344,517
	Hardwoods Distribution, Inc.	15,802	283,589
*	Heroux-Devtek, Inc.	239,845	1,809,234
#	Horizon North Logistics, Inc.	203,489	731,601
*	IBI Group, Inc.	113,900	545,434
	K-Bro Linen, Inc.	57,753	1,213,754
	Magellan Aerospace Corp.	112,778	560,377
#	Morneau Shepell, Inc.	401,948	8,034,133
#	Mullen Group, Ltd.	376,027	2,528,861
#	NFI Group, Inc.	317,312	3,593,964
*	Patriot One Technologies, Inc.	120,000	49,538
#	Richelieu Hardware, Ltd.	361,973	9,731,947
	Rocky Mountain Dealerships, Inc.	92,674	383,968
	Russel Metals, Inc.	339,623	4,519,640
#	Savaria Corp.	184,973	1,947,888
#	SNC-Lavalin Group, Inc.	274,556	3,841,270
#	Stantec, Inc.	507,094	14,562,348
#	TFI International, Inc.	481,820	21,452,798
	Toromont Industries, Ltd.	1,514	94,263
#	Transcontinental, Inc., Class A	346,473	4,103,688
	Wajax Corp.	99,180	931,278
#	Westshore Terminals Investment Corp.	203,386	2,044,088
TOTAL INDUSTRIALS			126,620,423

INFORMATION TECHNOLOGY — (5.4%)
	Absolute Software Corp.	303,292	3,432,893
# *	BlackBerry, Ltd.	977,994	4,389,705
# *	BlackBerry, Ltd.	1,540,551	6,917,074
*	Celestica, Inc.	36,408	213,715
*	Celestica, Inc.	575,408	3,381,704
# *	Descartes Systems Group, Inc. (The)	19,744	1,058,704
	Enghouse Systems, Ltd.	263,395	13,069,912
	Evertz Technologies, Ltd.	146,939	1,298,110
*	EXFO, Inc.	60,487	155,269
205

The Canadian Small Company Series

continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
# *	Kinaxis, Inc.	141,544	$21,607,160
*	Photon Control, Inc.	447,494	517,256
	Pivot Technology Solutions, Inc.	27,500	53,460
	Quarterhill, Inc.	575,556	1,105,925
# *	Sierra Wireless, Inc.	241,452	2,678,571
	Vecima Networks, Inc.	6,059	58,212
TOTAL INFORMATION TECHNOLOGY			59,937,670

MATERIALS — (25.8%)
*	5N Plus, Inc.	414,065	606,040
#	Acadian Timber Corp.	65,067	744,781
#	AirBoss of America Corp.	76,006	1,021,172
#	Alamos Gold, Inc., Class A	2,003,290	18,299,207
#	Altius Minerals Corp.	169,012	1,342,150
# *	Americas Gold & Silver Corp.	86,596	222,942
*	Amerigo Resources, Ltd.	18,200	7,104
# *	Argonaut Gold, Inc.	1,555,539	2,895,547
	Caledonia Mining Corp. P.L.C.	540	8,818
*	Canfor Corp.	245,098	2,972,892
	Canfor Pulp Products, Inc.	138,951	469,323
*	Capstone Mining Corp.	2,456,528	3,079,188
	Cascades, Inc.	430,569	4,582,653
	Centerra Gold, Inc.	1,270,606	11,100,996
# *	China Gold International Resources Corp., Ltd.	1,488,085	1,798,256
*	Copper Mountain Mining Corp.	715,655	606,988
	Dundee Precious Metals, Inc.	810,500	5,377,783
*	Eldorado Gold Corp.	664,263	8,326,345
*	Eldorado Gold Corp.	74,100	928,473
# *	Endeavour Mining Corp.	675,295	16,564,312
# *	Endeavour Silver Corp.	555,055	1,758,112
*	ERO Copper Corp.	98,067	1,284,447
# *	First Majestic Silver Corp.	606,133	6,201,003
# *	First Mining Gold Corp.	749,400	241,869
# *	Fortuna Silver Mines, Inc.	574,492	3,798,900
*	Fortuna Silver Mines, Inc.	437,641	2,897,183
# *	Galiano Gold, Inc.	696,057	940,406
*	GoGold Resources, Inc.	40,000	44,134
*	Gold Standard Ventures Corp.	10,700	7,148
# *	Golden Star Resources, Ltd.	374,657	1,526,974
*	Hanfeng Evergreen, Inc.	45,837	0
	Hudbay Minerals, Inc.	30,172	136,679
#	Hudbay Minerals, Inc.	1,003,501	4,526,789
*	IAMGOLD Corp.	2,197,656	8,049,659
*	IAMGOLD Corp.	599,837	2,201,402
# *	Imperial Metals Corp.	346,592	788,241
*	Interfor Corp.	268,341	3,023,192
#	Intertape Polymer Group, Inc.	203,244	2,311,151
# *	IPL Plastics, Inc.	3,075	23,080
# *	Ivanhoe Mines, Ltd., Class A	2,965,148	11,662,070
#	Labrador Iron Ore Royalty Corp.	289,259	5,317,085
# *	Largo Resources, Ltd.	573,711	417,698
#	Lucara Diamond Corp.	1,564,773	534,393
*	Lundin Gold, Inc.	86,276	718,805
	Lundin Mining Corp.	379,173	2,291,033
# *	Major Drilling Group International, Inc.	441,505	2,160,634
*	Mandalay Resources Corp.	464	539
# *	Marathon Gold Corp.	147,500	256,849
#	Methanex Corp.	140,382	4,162,042
#	Methanex Corp.	44,780	1,328,623
206

The Canadian Small Company Series

continued

		Shares	Value»
MATERIALS — (Continued)
*	New Gold, Inc.	3,469,405	$7,030,994
#	Norbord, Inc.	148,749	4,886,847
# *	Northern Dynasty Minerals, Ltd.	76,877	68,666
# *	OceanaGold Corp.	3,272,419	4,273,819
*	Orbite Technologies, Inc.	73,500	0
*	Orla Mining, Ltd.	9,900	39,903
#	Osisko Gold Royalties, Ltd.	547,068	6,118,232
*	Osisko Mining, Inc.	219,488	604,609
	Pan American Silver Corp.	274,369	8,719,342
# *	PolyMet Mining Corp.	64,208	213,979
# *	Premier Gold Mines, Ltd.	998,349	2,053,198
# *	Pretium Resources, Inc.	293,903	3,579,739
# *	Pretium Resources, Inc.	455,178	5,551,785
*	Roxgold, Inc.	1,208,860	1,569,712
*	Sabina Gold & Silver Corp.	1,421,714	2,689,124
*	Sandstorm Gold, Ltd.	792,058	5,849,922
*	Seabridge Gold, Inc.	64,995	1,252,775
# *	SSR Mining, Inc.	1,130,996	20,933,991
#	Stelco Holdings, Inc.	37,984	415,107
	Stella-Jones, Inc.	207,304	6,746,755
*	Stornoway Diamond Corp.	208,109	583
*	Taseko Mines, Ltd.	1,204,804	1,112,294
*	Teranga Gold Corp.	618,863	6,438,069
# *	TMAC Resources, Inc.	15,407	14,108
*	Torex Gold Resources, Inc.	381,514	5,142,979
# *	Trevali Mining Corp.	2,559,289	240,119
*	Turquoise Hill Resources, Ltd.	224,833	1,766,874
# *	Wesdome Gold Mines, Ltd.	637,024	6,306,648
#	West Fraser Timber Co., Ltd.	221,992	10,295,643
#	Western Forest Products, Inc.	1,866,235	1,204,655
	Winpak, Ltd.	124,683	3,851,949
	Yamana Gold, Inc.	3,304,447	18,378,708
TOTAL MATERIALS			286,916,238

REAL ESTATE — (3.7%)
#	Altus Group, Ltd.	261,893	10,715,145
	Bridgemarq Real Estate Services	53,069	558,055
#	Colliers International Group, Inc.	165,544	11,724,635
	Colliers International Group, Inc.	4,163	295,073
	DREAM Unlimited Corp., Class A	246,187	3,263,276
	Information Services Corp.	17,674	248,601
#	Invesque, Inc.	191,266	342,366
*	Mainstreet Equity Corp.	31,349	1,519,567
	Melcor Developments, Ltd.	55,340	246,316
#	Morguard Corp.	21,982	1,588,056
*	Real Matters, Inc.	341,820	5,970,241
	Tricon Residential, Inc.	551,330	4,527,171
TOTAL REAL ESTATE			40,998,502

UTILITIES — (7.3%)
#	AltaGas, Ltd.	343,281	4,351,885
	Atco, Ltd., Class I	110,720	3,082,342
#	Boralex, Inc., Class A	549,954	15,995,435
#	Capital Power Corp.	771,649	17,004,890
#	Innergex Renewable Energy, Inc.	800,557	14,433,219
*	Just Energy Group, Inc.	4,926	25,327
*	Maxim Power Corp.	66,734	91,663
	Polaris Infrastructure, Inc.	115,463	1,100,638
207

The Canadian Small Company Series

continued

		Shares	Value»
	UTILITIES — (Continued)
#	Superior Plus Corp.	781,510	$6,951,057
	TransAlta Corp.	1,784,708	10,582,596
	TransAlta Corp.	16,789	99,559
#	TransAlta Renewables, Inc.	614,934	7,708,022
	TOTAL UTILITIES		81,426,633
	TOTAL COMMON STOCKS		966,347,726

	RIGHTS/WARRANTS — (0.1%)
	MATERIALS — (0.1%)
*	Pan American Silver Corp. Rights 02/22/29	1,876,416	1,351,019
	TOTAL INVESTMENT SECURITIES (Cost $979,047,177)		967,698,745

			Value†
	SECURITIES LENDING COLLATERAL — (13.1%)
@ §	The DFA Short Term Investment Fund	12,646,413	146,331,640
	TOTAL INVESTMENTS — (100.0%) (Cost $1,125,355,991)		$1,114,030,385

P.L.C.	Public Limited Company
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$12,808,291	—	—	$12,808,291
Consumer Discretionary	60,698,059	$632,089	—	61,330,148
Consumer Staples	57,831,277	—	—	57,831,277
Energy	126,496,807	—	—	126,496,807
Financials	101,644,859	—	—	101,644,859
Health Care	10,336,878	—	—	10,336,878
Industrials	126,620,423	—	—	126,620,423
Information Technology	59,937,670	—	—	59,937,670
Materials	286,883,757	32,481	—	286,916,238
Real Estate	40,998,502	—	—	40,998,502
Utilities	81,426,633	—	—	81,426,633
Rights/Warrants
Materials	—	1,351,019	—	1,351,019
Securities Lending Collateral	—	146,331,640	—	146,331,640
TOTAL	$965,683,156	$148,347,229	—	$1,114,030,385

See accompanying Notes to Financial Statements.

208

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	March 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	March 8, 2021

By:	/s/ Michael Clinton
Michael Clinton
Treasurer and Chief Financial and Accounting Officer

Date:	March 8, 2021